UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2016
Classes ADV, I, S and S2
Voya Variable Product Index Funds
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Voya Australia Index Portfolio

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Voya Emerging Markets Index Portfolio

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Voya Euro STOXX 50® Index Portfolio

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Voya FTSE 100 Index® Portfolio

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Voya Hang Seng Index Portfolio

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Voya International Index Portfolio

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Voya Japan TOPIX Index® Portfolio

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Voya Russell™ Large Cap Growth Index Portfolio

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Voya Russell™ Large Cap Index Portfolio

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Voya Russell™ Large Cap Value Index Portfolio

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Voya Russell™ Mid Cap Growth Index Portfolio

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Voya Russell™ Mid Cap Index Portfolio

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Voya Russell™ Small Cap Index Portfolio

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Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Australia Index Portfolio
Class I	$1,000.00	$1,050.70	0.52%	$2.65	$1,000.00	$1,022.28	0.52%	$2.61
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$1,070.10	0.58%	$2.99	$1,000.00	$1,021.98	0.58%	$2.92
Class S	1,000.00	1,068.30	0.83	4.27	1,000.00	1,020.74	0.83	4.17
Voya Euro STOXX 50® Index Portfolio
Class ADV	$1,000.00	$924.50	0.94%	$4.50	$1,000.00	$1,020.19	0.94%	$4.72
Class I	1,000.00	926.80	0.44	2.11	1,000.00	1,022.68	0.44	2.21
Voya FTSE 100 Index® Portfolio
Class ADV	$1,000.00	$966.30	0.92%	$4.50	$1,000.00	$1,020.29	0.92%	$4.62
Class I	1,000.00	967.90	0.42	2.06	1,000.00	1,022.77	0.42	2.11
Voya Hang Seng Index Portfolio
Class ADV	$1,000.00	$980.00	1.19%	$5.86	$1,000.00	$1,018.95	1.19%	$5.97
Class I	1,000.00	981.80	0.69	3.40	1,000.00	1,021.43	0.69	3.47
Class S	1,000.00	980.70	0.94	4.63	1,000.00	1,020.19	0.94	4.72
Voya International Index Portfolio
Class ADV	$1,000.00	$962.90	0.97%	$4.73	$1,000.00	$1,020.04	0.97%	$4.87
Class I	1,000.00	966.00	0.48	2.35	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	964.10	0.73	3.56	1,000.00	1,021.23	0.73	3.67
Class S2	1,000.00	963.30	0.88	4.30	1,000.00	1,020.49	0.88	4.42

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Japan TOPIX Index® Portfolio
Class ADV	$1,000.00	$967.10	0.92%	$4.50	$1,000.00	$1,020.29	0.92%	$4.62
Class I	1,000.00	971.10	0.42	2.06	1,000.00	1,022.77	0.42	2.11
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$1,006.70	0.93%	$4.64	$1,000.00	$1,020.24	0.93%	$4.67
Class I	1,000.00	1,008.90	0.43	2.15	1,000.00	1,022.73	0.43	2.16
Class S	1,000.00	1,007.40	0.68	3.39	1,000.00	1,021.48	0.68	3.42
Voya Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$1,025.70	0.87%	$4.38	$1,000.00	$1,020.54	0.87%	$4.37
Class I	1,000.00	1,027.90	0.37	1.87	1,000.00	1,023.02	0.37	1.86
Class S	1,000.00	1,027.30	0.62	3.13	1,000.00	1,021.78	0.62	3.12
Class S2	1,000.00	1,026.80	0.77	3.88	1,000.00	1,021.03	0.77	3.87
Voya Russell™ Large Cap Value Index Portfolio
Class ADV	$1,000.00	$1,046.40	0.90%	$4.58	$1,000.00	$1,020.39	0.90%	$4.52
Class I	1,000.00	1,049.10	0.40	2.04	1,000.00	1,022.87	0.40	2.01
Class S	1,000.00	1,047.50	0.65	3.31	1,000.00	1,021.63	0.65	3.27
Voya Russell™ Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,020.30	0.43%	$2.16	$1,000.00	$1,022.73	0.43%	$2.16
Class S	1,000.00	1,018.90	0.68	3.41	1,000.00	1,021.48	0.68	3.42
Class S2	1,000.00	1,018.40	0.83	4.17	1,000.00	1,020.74	0.83	4.17
Voya Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,050.70	0.93%	$4.74	$1,000.00	$1,020.24	0.93%	$4.67
Class I	1,000.00	1,053.30	0.43	2.20	1,000.00	1,022.73	0.43	2.16
Class S	1,000.00	1,052.10	0.68	3.47	1,000.00	1,021.48	0.68	3.42
Class S2	1,000.00	1,051.60	0.83	4.23	1,000.00	1,020.74	0.83	4.17
Voya Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$1,019.90	0.95%	$4.77	$1,000.00	$1,020.14	0.95%	$4.77
Class I	1,000.00	1,021.90	0.45	2.26	1,000.00	1,022.63	0.45	2.26
Class S	1,000.00	1,020.90	0.70	3.52	1,000.00	1,021.38	0.70	3.52
Class S2	1,000.00	1,020.30	0.85	4.27	1,000.00	1,020.64	0.85	4.27
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,050.70	0.90%	$4.59	$1,000.00	$1,020.39	0.90%	$4.52
Class I	1,000.00	1,052.60	0.40	2.04	1,000.00	1,022.87	0.40	2.01
Class S	1,000.00	1,051.70	0.65	3.32	1,000.00	1,021.63	0.65	3.27
Class S2	1,000.00	1,051.10	0.80	4.08	1,000.00	1,020.89	0.80	4.02

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$88,620,797	$525,509,990	$495,952,265	$289,481,302
Short-term investments at fair value**	1,819,826	11,424,697	3,928,796	735,165
Total investments at fair value	$90,440,623	$536,934,687	$499,881,061	$290,216,467
Cash	—	128,231	33,390	—
Cash collateral for futures	378,172	546,803	289,025	159,304
Foreign currencies at value***	79,789	907,153	417,003	305,427
Foreign cash collateral for futures****	101,574	—	400,050	431,444
Receivables:
Investment securities sold	—	119,592	34,339,327	11,985,923
Fund shares sold	4,815	3,387,599	34,635,728	12,632,982
Dividends	805,098	3,177,972	316,200	1,386,357
Foreign tax reclaims	—	—	736,734	5,177
Unrealized appreciation on forward foreign currency contracts	8,566	—	20,955	69,674
Prepaid expenses	1,226	5,594	4,743	3,765
Other assets	2,590	5,604	10,062	8,021
Total assets	91,822,453	545,213,235	571,084,278	317,204,541
LIABILITIES:
Payable for investment securities purchased	1,283	45,439	61,667,047	20,811,065
Payable for fund shares redeemed	486,766	2,447,590	257,865	192,099
Payable upon receipt of securities loaned	1,819,826	6,789,697	3,928,796	735,165
Unrealized depreciation on forward foreign currency contracts	7,749	—	73,937	150,206
Payable for investment management fees	25,512	170,534	139,570	82,174
Payable for distribution and shareholder service fees	—	—	11,025	2,396
Payable to custodian due to bank overdraft	17,109	—	—	32,347
Payable for directors fees	487	2,563	2,268	1,551
Payable to directors under the deferred compensation plan (Note 6)	2,590	5,604	10,062	8,021
Other accrued expenses and liabilities	50,734	255,237	159,485	81,596
Total liabilities	2,412,056	9,716,664	66,250,055	22,096,620
NET ASSETS	$89,410,397	$535,496,571	$504,834,223	$295,107,921
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$129,363,757	$647,828,320	$545,590,000	$295,675,612
Undistributed net investment income	1,919,093	5,512,484	12,985,256	7,370,601
Accumulated net realized loss	(30,994,962)	(63,812,336)	(49,438,724)	(3,450,894)
Net unrealized depreciation	(10,877,491)	(54,031,897)	(4,302,309)	(4,487,398)
NET ASSETS	$89,410,397	$535,496,571	$504,834,223	$295,107,921
+ Including securities loaned at value	$1,721,461	$6,392,746	$2,486,620	$698,687
* Cost of investments in securities	$99,510,863	$579,914,497	$500,186,419	$293,885,274
** Cost of short-term investments	$1,819,826	$11,424,697	$3,928,796	$735,165
*** Cost of foreign currencies	$79,811	$900,930	$420,490	$331,553
**** Cost of foreign cash collateral for futures	$101,575	$—	$400,050	$431,444
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
Class ADV
Net assets	n/a	n/a	$25,078,323	$5,594,922
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	2,867,592	657,668
Net asset value and redemption price per share	n/a	n/a	$8.75	$8.51
Class I
Net assets	$89,410,397	$535,476,858	$479,755,900	$289,512,999
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,734,740	57,800,208	54,450,139	33,803,843
Net asset value and redemption price per share	$7.62	$9.26	$8.81	$8.56
Class S
Net assets	n/a	$19,713	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	2,138	n/a	n/a
Net asset value and redemption price per share	n/a	$9.22	n/a	n/a
Class S2
Net assets	n/a	n/a	n/a	n/a
Shares authorized	n/a	n/a	n/a	n/a
Par value	n/a	n/a	n/a	n/a
Shares outstanding	n/a	n/a	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$87,675,144	$1,240,908,731	$311,334,866	$556,465,941
Short-term investments at fair value**	954,811	29,725,050	7,347,437	15,200,613
Total investments at fair value	$88,629,955	$1,270,633,781	$318,682,303	$571,666,554
Cash	569	—	273,387	270,193
Cash collateral for futures	81,217	1,469,340	121,154	787,092
Foreign currencies at value***	461,922	1,019,555	2,080,965	—
Foreign cash collateral for futures****	164,254	—	306,365	—
Receivables:
Investment securities sold	—	115,228	134,963	—
Fund shares sold	14,769	18,208,423	356,330	779,498
Dividends	1,156,122	2,844,674	379,125	534,641
Foreign tax reclaims	—	2,232,559	24,229	—
Unrealized appreciation on forward foreign currency contracts	249	—	116,697	—
Prepaid expenses	779	14,965	4,244	6,024
Reimbursement due from manager	—	75,923	—	—
Other assets	2,133	49,905	6,939	8,277
Total assets	90,511,969	1,296,664,353	322,486,701	574,052,279
LIABILITIES:
Payable for investment securities purchased	62	115,459	59,017	—
Payable for fund shares redeemed	307,254	304,036	422,149	34,581
Payable upon receipt of securities loaned	953,811	15,665,050	7,347,437	1,764,613
Unrealized depreciation on forward foreign currency contracts	—	—	16,453	—
Payable for investment management fees	35,976	482,428	90,889	185,345
Payable for distribution and shareholder service fees	5,815	311,504	6,103	59,361
Payable to custodian due to bank overdraft	—	58,815	—	—
Payable for directors fees	386	6,399	1,685	2,715
Payable to directors under the deferred compensation plan (Note 6)	2,133	49,905	6,939	8,277
Other accrued expenses and liabilities	62,664	400,643	52,038	66,527
Total liabilities	1,368,101	17,394,239	8,002,710	2,121,419
NET ASSETS	$89,143,868	$1,279,270,114	$314,483,991	$571,930,860
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$82,305,220	$1,460,953,552	$276,503,304	$418,302,868
Undistributed net investment income	1,877,439	24,692,665	2,967,912	3,425,882
Accumulated net realized loss	(4,745,205)	(169,143,893)	(2,185,855)	(88,041,584)
Net unrealized appreciation (depreciation)	9,706,414	(37,232,210)	37,198,630	238,243,694
NET ASSETS	$89,143,868	$1,279,270,114	$314,483,991	$571,930,860
+ Including securities loaned at value	$903,223	$14,510,775	$6,932,000	$1,728,603
* Cost of investments in securities	$78,054,816	$1,278,028,688	$274,025,010	$318,155,847
** Cost of short-term investments	$954,811	$29,725,050	$7,347,437	$15,200,613
*** Cost of foreign currencies	$461,578	$1,018,034	$2,080,520	$—
**** Cost of foreign cash collateral for futures	$164,254	$—	$306,365	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
Net assets	$1,042,616	$726,574,925	$13,711,029	$3,091
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	85,969	87,708,344	1,398,413	121
Net asset value and redemption price per share	$12.13	$8.28	$9.80	$25.65
Class I
Net assets	$61,159,260	$471,790,145	$300,772,962	$279,904,917
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,024,056	55,913,728	30,365,010	10,853,574
Net asset value and redemption price per share	$12.17	$8.44	$9.91	$25.79
Class S
Net assets	$26,941,992	$78,419,834	n/a	$292,022,852
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	2,215,203	9,347,174	n/a	11,369,403
Net asset value and redemption price per share	$12.16	$8.39	n/a	$25.68
Class S2
Net assets	n/a	$2,485,210	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	297,274	n/a	n/a
Net asset value and redemption price per share	n/a	$8.36	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$783,536,147	$396,262,039	$282,136,666	$1,918,470,327
Investments in affiliates at fair value**	—	—	—	1,662,262
Short-term investments at fair value***	22,560,733	5,693,020	16,018,624	66,497,827
Total investments at fair value	$806,096,880	$401,955,059	$298,155,290	$1,986,630,416
Cash	335,342	125,357	119,065	527,447
Cash collateral for futures	1,218,990	340,601	293,132	1,332,342
Receivables:
Fund shares sold	188,162	652,286	27,844	961,676
Dividends	883,534	515,081	155,261	2,345,916
Foreign tax reclaims	—	344	—	—
Prepaid expenses	8,536	4,349	3,970	20,995
Reimbursement due from manager	6,499	—	7,411	9,868
Other assets	58,168	3,750	5,977	39,319
Total assets	808,796,111	403,596,827	298,767,950	1,991,867,979
LIABILITIES:
Payable for investment securities purchased	—	—	255,073	793,912
Payable for fund shares redeemed	3,702,758	241,507	120,910	11,642,467
Payable upon receipt of securities loaned	1,402,733	98,020	11,619,624	47,319,827
Payable for investment management fees	228,735	118,142	93,876	649,325
Payable for distribution and shareholder service fees	129,741	62,372	57,053	133,352
Payable for directors fees	3,853	1,913	1,608	9,377
Payable to directors under the deferred compensation plan (Note 6)	58,168	3,750	5,977	39,319
Other accrued expenses and liabilities	77,146	30,466	92,516	184,377
Total liabilities	5,603,134	556,170	12,246,637	60,771,956
NET ASSETS	$803,192,977	$403,040,657	$286,521,313	$1,931,096,023
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$521,196,199	$352,012,461	$194,981,217	$1,078,104,936
Undistributed net investment income	6,615,602	4,287,977	1,249,564	13,217,670
Accumulated net realized gain (loss)	(149,216,268)	(8,810,896)	(6,437,637)	94,382,190
Net unrealized appreciation	424,597,444	55,551,115	96,728,169	745,391,227
NET ASSETS	$803,192,977	$403,040,657	$286,521,313	$1,931,096,023
+ Including securities loaned at value	$1,373,737	$95,766	$11,327,336	$46,084,482
* Cost of investments in securities	$358,897,429	$340,706,978	$185,521,201	$1,172,189,241
** Cost of investments in affiliates	$—	$—	$—	$2,349,981
*** Cost of short-term investments	$22,560,733	$5,693,020	$16,018,624	$66,497,827
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
Class ADV
Net assets	$34,496,139	$3,046	n/a	$147,968,508
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	2,171,621	161	n/a	10,864,109
Net asset value and redemption price per share	$15.88	$18.92	n/a	$13.62
Class I
Net assets	$201,217,093	$93,750,976	$8,766,236	$1,436,680,446
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,471,989	4,919,880	322,720	102,829,521
Net asset value and redemption price per share	$16.13	$19.06	$27.16	$13.97
Class S
Net assets	$566,771,048	$309,286,635	$276,394,803	$329,181,273
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	35,330,272	16,322,702	10,190,199	23,786,729
Net asset value and redemption price per share	$16.04	$18.95	$27.12	$13.84
Class S2
Net assets	$708,697	n/a	$1,360,274	$17,265,796
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	43,016	n/a	50,184	1,261,571
Net asset value and redemption price per share	$16.48	n/a	$27.11	$13.69
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$708,531,297	$3,618,425,285
Short-term investments at fair value**	67,156,842	86,984,607
Total investments at fair value	$775,688,139	$3,705,409,892
Cash	583,586	720,523
Cash collateral for futures	647,487	—
Receivables:
Investment securities sold	—	143,553,776
Investment securities sold on a delayed-delivery or when-issued basis	—	111,166,155
Fund shares sold	521,763	3,521,957
Dividends	910,911	3,380
Interest	—	19,336,927
Prepaid expenses	7,922	42,195
Reimbursement due from manager	7,405	16,232
Other assets	23,264	80,485
Total assets	778,390,477	3,983,851,522
LIABILITIES:
Payable for investment securities purchased	232,652	57,553,369
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	345,640,934
Payable for fund shares redeemed	3,697,915	46,368,805
Payable upon receipt of securities loaned	59,006,842	49,536,214
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	1,246,289
Payable for investment management fees	253,765	1,093,582
Payable for distribution and shareholder service fees	84,697	68,228
Payable for directors fees	3,472	17,985
Payable to directors under the deferred compensation plan (Note 6)	23,264	80,485
Other accrued expenses and liabilities	96,295	317,412
Total liabilities	63,398,902	501,923,303
NET ASSETS	$714,991,575	$3,481,928,219
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$491,635,223	$3,307,040,843
Undistributed net investment income	3,787,192	3,941,540
Accumulated net realized gain	33,980,273	16,934,031
Net unrealized appreciation	185,588,887	154,011,805
NET ASSETS	$714,991,575	$3,481,928,219
+ Including securities loaned at value	$56,948,056	$48,493,572
* Cost of investments in securities	$522,943,854	$3,464,418,588
** Cost of short-term investments	$67,156,842	$86,979,498
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$80,597,563	$30,593,590
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	6,581,882	2,805,293
Net asset value and redemption price per share	$12.25	$10.91
Class I
Net assets	$389,002,157	$3,172,780,161
Shares authorized	100,000,000	700,000,000
Par value	$0.001	$0.001
Shares outstanding	30,921,586	289,731,162
Net asset value and redemption price per share	$12.58	$10.95
Class S
Net assets	$237,160,062	$275,831,950
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	18,995,287	25,263,033
Net asset value and redemption price per share	$12.49	$10.92
Class S2
Net assets	$8,231,793	$2,722,518
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	669,437	249,268
Net asset value and redemption price per share	$12.30	$10.92
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,168,734	$6,882,818	$13,754,734	$7,940,030
Interest, net of foreign taxes withheld*	1,123	8,764	—	242
Securities lending income, net	19,771	96,833	245,694	38,067
Total investment income	2,189,628	6,988,415	14,000,428	7,978,339
EXPENSES:
Investment management fees	339,338	1,657,095	1,579,264	1,080,051
Distribution and shareholder service fees:
Class ADV	—	—	71,257	15,002
Class S	—	18	—	—
Transfer agent fees	105	640	326	307
Shareholder reporting expense	3,390	9,774	7,462	4,550
Professional fees	7,176	25,782	13,220	8,119
Custody and accounting expense	51,562	309,430	82,206	47,167
Directors fees	1,461	7,690	6,805	4,654
License fee	7,480	76,484	67,685	28,363
Miscellaneous expense	5,892	16,480	14,013	10,944
Interest expense	3,222	7,173	191	7,134
Total expenses	419,626	2,110,566	1,842,429	1,206,291
Net waived and reimbursed fees	(169,668)	(637,343)	(789,627)	(540,023)
Net expenses	249,958	1,473,223	1,052,802	666,268
Net investment income	1,939,670	5,515,192	12,947,626	7,312,071
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,739,676)	(22,149,003)	2,124,082	1,280,587
Foreign currency related transactions	29,285	11,734	(167,348)	(97,437)
Futures	192,656	(41,693)	(212,098)	65,582
Net realized gain (loss)	(2,517,735)	(22,178,962)	1,744,636	1,248,732
Net change in unrealized appreciation (depreciation) on:
Investments	5,374,013	54,541,217	(49,589,953)	(18,895,466)
Foreign currency related transactions	(8,941)	35,819	(9,940)	(135,673)
Futures	(276,073)	322,526	32,324	55,248
Net change in unrealized appreciation (depreciation)	5,088,999	54,899,562	(49,567,569)	(18,975,891)
Net realized and unrealized gain (loss)	2,571,264	32,720,600	(47,822,933)	(17,727,159)
Increase (decrease) in net assets resulting from operations	$4,510,934	$38,235,792	$(34,875,307)	$(10,415,088)
* Foreign taxes withheld	$41,231	$844,541	$2,167,415	$108,518
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,179,679	$28,315,903	$3,650,752	$4,904,158
Securities lending income, net	1,038	511,590	47,538	22,708
Total investment income	2,180,717	28,827,493	3,698,290	4,926,866
EXPENSES:
Investment management fees	268,516	2,949,419	1,172,707	1,345,929
Distribution and shareholder service fees:
Class ADV	2,550	1,846,894	42,747	7
Class S	33,298	99,994	—	333,280
Class S2	—	4,657	—	—
Transfer agent fees	135	1,550	252	488
Shareholder reporting expense	3,276	36,400	5,460	19,656
Professional fees	5,278	33,850	13,104	17,108
Custody and accounting expense	41,314	291,667	73,634	21,840
Directors fees	1,157	19,197	5,053	8,146
License fee	15,344	190,931	10,050	—
Miscellaneous expense	5,708	40,732	10,933	14,317
Interest expense	122	110	5,403	1,660
Total expenses	376,698	5,515,401	1,339,343	1,762,431
Net waived and reimbursed fees	(76,719)	(533,379)	(586,351)	(270,047)
Net expenses	299,979	4,982,022	752,992	1,492,384
Net investment income	1,880,738	23,845,471	2,945,298	3,434,482
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(424,106)	(18,249,057)	3,316,729	13,936,746
Foreign currency related transactions	(10,633)	87,273	912,103	(2,120)
Futures	(242,837)	124,593	(1,294,549)	425,015
Net realized gain (loss)	(677,576)	(18,037,191)	2,934,283	14,359,641
Net change in unrealized appreciation (depreciation) on:
Investments	(2,138,235)	(54,576,206)	(18,900,957)	(14,659,051)
Foreign currency related transactions	374	(27,465)	120,655	—
Futures	106,782	(134,303)	(99,786)	(49,904)
Net change in unrealized appreciation (depreciation)	(2,031,079)	(54,737,974)	(18,880,088)	(14,708,955)
Net realized and unrealized loss	(2,708,655)	(72,775,165)	(15,945,805)	(349,314)
Increase (decrease) in net assets resulting from operations	$(827,917)	$(48,929,694)	$(13,000,507)	$3,085,168
* Foreign taxes withheld	$107,313	$2,773,194	$409,185	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,824,624	$5,409,697	$2,161,140	$17,491,767
Dividends from affiliates	—	—	—	1,333
Securities lending income, net	18,369	2,375	130,179	566,819
Total investment income	8,842,993	5,412,072	2,291,319	18,059,919
EXPENSES:
Investment management fees	1,341,411	885,105	799,837	3,823,707
Distribution and shareholder service fees:
Class ADV	80,696	7	—	344,725
Class S	684,782	362,795	341,232	391,156
Class S2	2,210	—	3,056	39,677
Transfer agent fees	602	237	400	1,499
Shareholder reporting expense	20,930	8,736	12,740	38,520
Professional fees	21,266	7,098	19,292	44,223
Custody and accounting expense	45,500	23,389	36,400	111,759
Directors fees	11,561	5,736	4,825	28,132
Miscellaneous expense	21,855	11,974	15,469	48,749
Interest expense	506	3,443	736	2,561
Total expenses	2,231,319	1,308,520	1,233,987	4,874,708
Net waived and reimbursed fees	(38,103)	(190,194)	(198,764)	(74,372)
Net expenses	2,193,216	1,118,326	1,035,223	4,800,336
Net investment income	6,649,777	4,293,746	1,256,096	13,259,583
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,785,290	(2,412,638)	24,778,208	100,739,342
Affiliates	—	—	—	(102,430)
Foreign currency related transactions	(983)	—	—	—
Futures	871,878	300,268	22,384	2,796,788
Net realized gain (loss)	10,656,185	(2,112,370)	24,800,592	103,433,700
Net change in unrealized appreciation (depreciation) on:
Investments	4,032,439	14,121,939	(21,600,590)	(16,205,474)
Affiliates	—	—	—	(707,433)
Futures	(27,535)	63,497	129,242	(20,193)
Net change in unrealized appreciation (depreciation)	4,004,904	14,185,436	(21,471,348)	(16,933,100)
Net realized and unrealized gain	14,661,089	12,073,066	3,329,244	86,500,600
Increase in net assets resulting from operations	$21,310,866	$16,366,812	$4,585,340	$99,760,183
* Foreign taxes withheld	$1,798	$1,958	$286	$4,113
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,160,674	$28,522
Interest, net of foreign taxes withheld*	—	44,264,363
Securities lending income, net	703,219	276,740
Total investment income	5,863,893	44,569,625
EXPENSES:
Investment management fees	1,484,642	6,787,219
Distribution and shareholder service fees:
Class ADV	191,203	69,888
Class S	287,060	335,065
Class S2	18,834	6,353
Transfer agent fees	870	2,293
Shareholder reporting expense	22,535	57,988
Professional fees	20,252	83,550
Custody and accounting expense	53,781	206,474
Directors fees	10,415	53,954
Miscellaneous expense	24,849	76,573
Interest expense	83	547
Total expenses	2,114,524	7,679,904
Net waived and reimbursed fees	(59,217)	(86,573)
Net expenses	2,055,307	7,593,331
Net investment income	3,808,586	36,976,294
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	35,793,919	21,515,295
Foreign currency related transactions	(3)	—
Futures	(518,728)	(188,844)
Net realized gain	35,275,188	21,326,451
Net change in unrealized appreciation (depreciation) on:
Investments	(25,542,521)	125,696,809
Futures	170,320	(132,429)
Net change in unrealized appreciation (depreciation)	(25,372,201)	125,564,380
Net realized and unrealized gain	9,902,987	146,890,831
Increase in net assets resulting from operations	$13,711,573	$183,867,125
* Foreign taxes withheld	$1,060	$18
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Australia Index Portfolio		Voya Emerging Markets Index Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,939,670	$6,857,388	$5,515,192	$11,331,410
Net realized (loss)	(2,517,735)	(18,947,369)	(22,178,962)	(26,949,785)
Net change in unrealized appreciation (depreciation)	5,088,999	(7,878,400)	54,899,562	(69,227,671)
Increase (decrease) in net assets resulting from operations	4,510,934	(19,968,381)	38,235,792	(84,846,046)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(133)	—	(54)
Class I	(7,333,065)	(9,771,538)	(11,453,159)	(12,673,939)
Class S	—	—	(347)	(60)
Class S2	—	—	—	(56)
Total distributions	(7,333,065)	(9,771,671)	(11,453,506)	(12,674,109)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	216,051	8,146,407	72,187,846	126,131,106
Reinvestment of distributions	7,333,065	9,771,538	11,453,448	12,673,940
	7,549,116	17,917,945	83,641,294	138,805,046
Cost of shares redeemed	(29,653,893)	(64,431,361)	(85,899,581)	(166,101,590)
Net decrease in net assets resulting from capital share transactions	(22,104,777)	(46,513,416)	(2,258,287)	(27,296,544)
Net increase (decrease) in net assets	(24,926,908)	(76,253,468)	24,523,999	(124,816,699)
NET ASSETS:
Beginning of year or period	114,337,305	190,590,773	510,972,572	635,789,271
End of year or period	$89,410,397	$114,337,305	$535,496,571	$510,972,572
Undistributed net investment income at end of year or period	$1,919,093	$7,312,488	$5,512,484	$11,450,798

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Euro STOXX 50® Index Portfolio		Voya FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$12,947,626	$11,963,059	$7,312,071	$14,115,034
Net realized gain	1,744,636	8,930,056	1,248,732	8,503,880
Net change in unrealized appreciation (depreciation)	(49,567,569)	(34,467,942)	(18,975,891)	(44,264,375)
Decrease in net assets resulting from operations	(34,875,307)	(13,574,827)	(10,415,088)	(21,645,461)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(508,884)	(1,063,805)	(258,626)	(419,841)
Class I	(11,323,478)	(13,860,998)	(13,806,769)	(27,476,747)
Net realized gains:
Class ADV	—	—	(214,033)	(180,746)
Class I	—	—	(10,090,028)	(10,875,058)
Total distributions	(11,832,362)	(14,924,803)	(24,369,456)	(38,952,392)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	150,779,962	73,079,264	33,061,821	25,353,598
Reinvestment of distributions	11,832,362	14,924,803	24,369,456	38,952,393
	162,612,324	88,004,067	57,431,277	64,305,991
Cost of shares redeemed	(40,174,828)	(94,636,688)	(68,667,520)	(81,682,682)
Net increase (decrease) in net assets resulting from capital share transactions	122,437,496	(6,632,621)	(11,236,243)	(17,376,691)
Net increase (decrease) in net assets	75,729,827	(35,132,251)	(46,020,787)	(77,974,544)
NET ASSETS:
Beginning of year or period	429,104,396	464,236,647	341,128,708	419,103,252
End of year or period	$504,834,223	$429,104,396	$295,107,921	$341,128,708
Undistributed net investment income at end of year or period	$12,985,256	$11,869,992	$7,370,601	$14,123,925

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Hang Seng Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,880,738	$2,615,244	$23,845,471	$33,301,252
Net realized gain (loss)	(677,576)	4,395,315	(18,037,191)	(12,241,265)
Net change in unrealized appreciation (depreciation)	(2,031,079)	(10,818,690)	(54,737,974)	(27,877,571)
Decrease in net assets resulting from operations	(827,917)	(3,808,131)	(48,929,694)	(6,817,584)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(43,991)	(37,556)	(19,542,104)	(24,237,441)
Class I	(2,992,566)	(2,322,850)	(14,190,080)	(15,085,728)
Class S	(1,238,151)	(1,065,471)	(2,296,000)	(2,530,530)
Class S2	—	—	(82,517)	(34,160)
Net realized gains:
Class ADV	(14,881)	—	—	—
Class I	(868,950)	—	—	—
Class S	(386,118)	—	—	—
Total distributions	(5,544,657)	(3,425,877)	(36,110,701)	(41,887,859)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,634,859	12,924,697	95,517,308	158,808,286
Reinvestment of distributions	5,544,657	3,425,878	36,110,701	41,887,859
	31,179,516	16,350,575	131,628,009	200,696,145
Cost of shares redeemed	(7,922,321)	(47,055,223)	(133,323,294)	(333,453,970)
Net increase (decrease) in net assets resulting from capital share transactions	23,257,195	(30,704,648)	(1,695,285)	(132,757,825)
Net increase (decrease) in net assets	16,884,621	(37,938,656)	(86,735,680)	(181,463,268)
NET ASSETS:
Beginning of year or period	72,259,247	110,197,903	1,366,005,794	1,547,469,062
End of year or period	$89,143,868	$72,259,247	$1,279,270,114	$1,366,005,794
Undistributed net investment income at end of year or period	$1,877,439	$4,271,409	$24,692,665	$36,957,895

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Japan TOPIX Index® Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,945,298	$4,612,358	$3,434,482	$6,682,626
Net realized gain	2,934,283	13,186,001	14,359,641	25,781,907
Net change in unrealized appreciation (depreciation)	(18,880,088)	28,565,114	(14,708,955)	5,777,945
Increase (decrease) in net assets resulting from operations	(13,000,507)	46,363,473	3,085,168	38,242,478
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(129,370)	(186,307)	(33)	—
Class I	(4,513,652)	(4,208,992)	(3,626,198)	(3,321,385)
Class S	—	—	(3,087,221)	(2,504,465)
Net realized gains:
Class ADV	(673,170)	(247,998)	—	—
Class I	(13,225,439)	(4,136,589)	—	—
Total distributions	(18,541,631)	(8,779,886)	(6,713,452)	(5,825,850)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,795,467	91,430,730	55,264,340	84,854,377
Reinvestment of distributions	18,541,632	8,779,886	6,713,452	5,825,850
	24,337,099	100,210,616	61,977,792	90,680,227
Cost of shares redeemed	(64,712,479)	(113,518,234)	(45,567,472)	(106,086,409)
Net increase (decrease) in net assets resulting from capital share transactions	(40,375,380)	(13,307,618)	16,410,320	(15,406,182)
Net increase (decrease) in net assets	(71,917,518)	24,275,969	12,782,036	17,010,446
NET ASSETS:
Beginning of year or period	386,401,509	362,125,540	559,148,824	542,138,378
End of year or period	$314,483,991	$386,401,509	$571,930,860	$559,148,824
Undistributed net investment income at end of year or period	$2,967,912	$4,665,636	$3,425,882	$6,704,852

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$6,649,777	$12,855,066	$4,293,746	$5,595,406
Net realized gain (loss)	10,656,185	47,488,901	(2,112,370)	9,826,090
Net change in unrealized appreciation (depreciation)	4,004,904	(45,408,851)	14,185,436	(29,298,657)
Increase (decrease) in net assets resulting from operations	21,310,866	14,935,116	16,366,812	(13,877,161)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(488,585)	(422,251)	(42)	—
Class I	(3,707,145)	(3,100,399)	(1,522,024)	(797,333)
Class S	(9,450,568)	(8,446,304)	(4,447,360)	(2,305,935)
Class S2	—	(52,561)	—	—
Net realized gains:
Class ADV	—	—	(46)	—
Class I	—	—	(1,412,242)	(630,529)
Class S	—	—	(4,623,931)	(2,086,592)
Total distributions	(13,646,298)	(12,021,515)	(12,005,645)	(5,820,389)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,668,424	100,609,958	25,310,082	271,114,610
Reinvestment of distributions	13,646,298	12,021,515	12,005,645	5,820,390
	66,314,722	112,631,473	37,315,727	276,935,000
Cost of shares redeemed	(56,767,410)	(179,044,698)	(46,107,232)	(57,452,955)
Net increase (decrease) in net assets resulting from capital share transactions	9,547,312	(66,413,225)	(8,791,505)	219,482,045
Net increase (decrease) in net assets	17,211,880	(63,499,624)	(4,430,338)	199,784,495
NET ASSETS:
Beginning of year or period	785,981,097	849,480,721	407,470,995	207,686,500
End of year or period	$803,192,977	$785,981,097	$403,040,657	$407,470,995
Undistributed net investment income at end of year or period	$6,615,602	$13,612,123	$4,287,977	$5,963,657

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,256,096	$2,090,849	$13,259,583	$24,240,725
Net realized gain	24,800,592	47,104,894	103,433,700	234,935,912
Net change in unrealized appreciation (depreciation)	(21,471,348)	(49,363,016)	(16,933,100)	(314,669,115)
Increase (decrease) in net assets resulting from operations	4,585,340	(167,273)	99,760,183	(55,492,478)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(36)	(1,288,054)	(1,231,943)
Class I	(85,775)	(463,018)	(19,277,112)	(20,928,767)
Class S	(1,963,693)	(2,118,371)	(3,520,071)	(4,004,346)
Class S2	(5,997)	(9,312)	(160,425)	(172,194)
Net realized gains:
Class ADV	—	—	(17,936,932)	(11,014,196)
Class I	—	—	(173,031,791)	(129,234,654)
Class S	—	—	(39,813,503)	(29,820,784)
Class S2	—	—	(2,144,840)	(1,487,788)
Total distributions	(2,055,465)	(2,590,737)	(257,172,728)	(197,894,672)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,737,051	80,357,388	136,120,178	196,641,369
Reinvestment of distributions	2,055,465	2,590,702	257,172,728	197,894,672
	13,792,516	82,948,090	393,292,906	394,536,041
Cost of shares redeemed	(94,878,068)	(142,711,268)	(220,718,076)	(532,383,997)
Net increase (decrease) in net assets resulting from capital share transactions	(81,085,552)	(59,763,178)	172,574,830	(137,847,956)
Net increase (decrease) in net assets	(78,555,677)	(62,521,188)	15,162,285	(391,235,106)
NET ASSETS:
Beginning of year or period	365,076,990	427,598,178	1,915,933,738	2,307,168,844
End of year or period	$286,521,313	$365,076,990	$1,931,096,023	$1,915,933,738
Undistributed net investment income at end of year or period	$1,249,564	$2,048,933	$13,217,670	$24,203,749

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$3,808,586	$8,887,749	$36,976,294	$73,257,373
Net realized gain	35,275,188	86,080,867	21,326,451	11,186,729
Net change in unrealized appreciation (depreciation)	(25,372,201)	(142,106,825)	125,564,380	(79,144,100)
Increase (decrease) in net assets resulting from operations	13,711,573	(47,138,209)	183,867,125	5,300,002
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(744,210)	(539,601)	(222,246)	(428,123)
Class I	(5,433,996)	(6,150,451)	(32,335,832)	(76,668,973)
Class S	(2,617,929)	(2,455,955)	(2,377,518)	(5,073,615)
Class S2	(81,110)	(66,055)	(23,816)	(44,735)
Net realized gains:
Class ADV	(9,806,737)	(7,081,772)	(41,880)	(45,419)
Class I	(46,267,840)	(49,533,155)	(4,650,014)	(7,523,817)
Class S	(28,439,472)	(25,785,726)	(388,499)	(512,228)
Class S2	(1,015,337)	(859,795)	(4,319)	(5,046)
Total distributions	(94,406,631)	(92,472,510)	(40,044,124)	(90,301,956)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,560,479	120,211,794	503,217,832	859,941,130
Reinvestment of distributions	94,406,632	92,472,510	40,027,703	90,301,957
	139,967,111	212,684,304	543,245,535	950,243,087
Cost of shares redeemed	(85,550,790)	(289,830,985)	(872,587,720)	(1,072,935,325)
Net increase (decrease) in net assets resulting from capital share transactions	54,416,321	(77,146,681)	(329,342,185)	(122,692,238)
Net decrease in net assets	(26,278,737)	(216,757,400)	(185,519,184)	(207,694,192)
NET ASSETS:
Beginning of year or period	741,270,312	958,027,712	3,667,447,403	3,875,141,595
End of year or period	$714,991,575	$741,270,312	$3,481,928,219	$3,667,447,403
Undistributed net investment income at end of year or period	$3,787,192	$8,855,851	$3,941,540	$1,924,658

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Australia Index Portfolio
Class I
06-30-16	7.89	0.15•	0.24	0.39	0.66	—	—	0.66	—	7.62	5.07	0.87	0.52	0.52	4.00	89,410	2
12-31-15	9.16	0.36•	(1.14)	(0.78)	0.49	—	—	0.49	—	7.89	(9.26)	0.80	0.45	0.45	4.17	114,337	8
12-31-14	10.01	0.40	(0.85)	(0.45)	0.40	—	—	0.40	—	9.16	(4.95)	0.78	0.43	0.43	4.12	190,588	12
12-31-13	10.34	0.44	(0.20)	0.24	0.57	—	—	0.57	—	10.01	1.91	0.77	0.42	0.42	4.27	203,923	13
12-31-12	8.76	0.41•	1.56	1.97	0.35	0.04	—	0.39	—	10.34	22.91	0.77	0.42	0.42	4.42	194,327	10
03-02-11(5) - 12-31-11	10.00	0.31•	(1.55)	(1.24)	—	—	—	—	—	8.76	(12.40)	0.82	0.47	0.47	3.83	189,709	22
Voya Emerging Markets Index Portfolio
Class I
06-30-16	8.85	0.09•	0.52	0.61	0.20	—	—	0.20	—	9.26	7.01	0.83	0.58	0.58	2.16	535,477	11
12-31-15	10.65	0.20•	(1.78)	(1.58)	0.22	—	—	0.22	—	8.85	(15.28)	0.82	0.57	0.57	1.92	510,962	19
12-31-14	11.18	0.21	(0.58)	(0.37)	0.16	—	—	0.16	—	10.65	(3.37)	0.81	0.56	0.56	2.05	635,780	21
12-31-13	12.00	0.22•	(0.98)	(0.76)	0.01	0.05	—	0.06	—	11.18	(6.30)	0.82	0.57	0.57	2.03	606,455	19
12-31-12	10.32	0.16•	1.53	1.69	—	0.01	—	0.01	—	12.00	16.38	0.90	0.65	0.65	1.39	112,257	61
12-19-11(5) - 12-31-11	10.00	0.00*	0.32	0.32	—	—	—	—	—	10.32	3.20	0.97	0.72	0.72	0.35	61,384	—
Class S
06-30-16	8.82	0.10•	0.49	0.59	0.19	—	—	0.19	—	9.22	6.83	1.08	0.83	0.83	2.23	20	11
12-31-15	10.61	0.17•	(1.76)	(1.59)	0.20	—	—	0.20	—	8.82	(15.43)	1.07	0.82	0.82	1.73	11	19
12-31-14	11.14	0.21	(0.61)	(0.40)	0.13	—	—	0.13	—	10.61	(3.59)	1.06	0.81	0.81	1.84	3	21
12-31-13	11.97	0.15	(0.93)	(0.78)	—	0.05	—	0.05	—	11.14	(6.52)	1.07	0.82	0.82	1.38	3	19
12-31-12	10.31	0.20	1.47	1.67	—	0.01	—	0.01	—	11.97	16.20	1.15	0.90	0.90	1.80	4	61
12-19-11(5) - 12-31-11	10.00	0.00*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.22	0.97	0.97	0.11	3	—
Voya Euro STOXX 50® Index Portfolio
Class ADV
06-30-16	9.64	0.21•	(0.93)	(0.72)	0.17	—	—	0.17	—	8.75	(7.55)	1.29	0.94	0.94	4.75	25,078	6
12-31-15	10.39	0.24•	(0.69)	(0.45)	0.30	—	—	0.30	—	9.64	(4.64)	1.29	0.94	0.94	2.26	31,758	15
12-31-14	11.88	0.30•	(1.40)	(1.10)	0.39	—	—	0.39	—	10.39	(9.66)	1.29	0.94	0.94	2.63	28,159	13
12-31-13	9.90	0.21•	2.21	2.42	0.44	—	—	0.44	—	11.88	25.45	1.29	0.94	0.94	1.97	36,736	17
12-31-12	8.41	0.21•	1.58	1.79	0.30	—	—	0.30	—	9.90	21.83	1.31	0.96	0.96	2.33	9,377	20
12-31-11	10.49	0.47•	(2.16)	(1.69)	0.39	—	—	0.39	—	8.41	(17.27)	1.27	0.92	0.92	4.54	3,241	34
Class I
06-30-16	9.74	0.26•	(0.97)	(0.71)	0.22	—	—	0.22	—	8.81	(7.32)	0.79	0.44	0.44	5.81	479,756	6
12-31-15	10.49	0.28•	(0.68)	(0.40)	0.35	—	—	0.35	—	9.74	(4.21)	0.79	0.44	0.44	2.63	397,346	15
12-31-14	11.96	0.37•	(1.41)	(1.04)	0.43	—	—	0.43	—	10.49	(9.18)	0.79	0.44	0.44	3.19	436,078	13
12-31-13	9.94	0.32•	2.17	2.49	0.47	—	—	0.47	—	11.96	26.09	0.79	0.44	0.44	3.09	496,801	17
12-31-12	8.50	0.28•	1.56	1.84	0.40	—	—	0.40	—	9.94	22.42	0.81	0.46	0.46	3.23	679,952	20
12-31-11	10.57	0.38•	(2.05)	(1.67)	0.40	—	—	0.40	—	8.50	(16.99)	0.77	0.42	0.42	3.68	672,579	34
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya FTSE 100 Index® Portfolio
Class ADV
06-30-16	9.56	0.19•	(0.51)	(0.32)	0.40	0.33	—	0.73	—	8.51	(3.37)	1.27	0.92	0.92	4.22	5,595	12
12-31-15	11.29	0.32	(1.01)	(0.69)	0.73	0.31	—	1.04	—	9.56	(7.22)	1.27	0.92	0.92	3.06	6,484	8
12-31-14	13.59	0.69•	(1.47)	(0.78)	0.47	1.05	—	1.52	—	11.29	(6.85)	1.26	0.91	0.91	5.53	6,675	13
12-31-13	12.25	0.30•	1.89	2.19	0.57	0.28	—	0.85	—	13.59	18.86	1.27	0.92	0.92	2.43	6,057	8
12-31-12	11.48	0.37•	1.34	1.71	0.31	0.63	—	0.94	—	12.25	15.24	1.26	0.91	0.91	3.15	2,642	7
12-31-11	12.46	0.36•	(0.81)	(0.45)	0.35	0.18	—	0.53	—	11.48	(4.13)	1.26	0.91	0.91	2.90	2,562	12
Class I
06-30-16	9.65	0.21•	(0.51)	(0.30)	0.46	0.33	—	0.79	—	8.56	(3.21)	0.77	0.42	0.42	4.75	289,513	12
12-31-15	11.39	0.39•	(1.03)	(0.64)	0.79	0.31	—	1.10	—	9.65	(6.72)	0.77	0.42	0.42	3.61	334,645	8
12-31-14	13.68	0.81	(1.53)	(0.72)	0.52	1.05	—	1.57	—	11.39	(6.39)	0.76	0.41	0.41	6.45	412,428	13
12-31-13	12.31	0.42•	1.84	2.26	0.61	0.28	—	0.89	—	13.68	19.44	0.77	0.42	0.42	3.35	465,162	8
12-31-12	11.59	0.43•	1.34	1.77	0.42	0.63	—	1.05	—	12.31	15.74	0.76	0.41	0.41	3.63	543,630	7
12-31-11	12.53	0.41•	(0.80)	(0.39)	0.37	0.18	—	0.55	—	11.59	(3.61)	0.76	0.41	0.41	3.35	534,948	12
Voya Hang Seng Index Portfolio
Class ADV
06-30-16	13.14	0.24•	(0.54)	(0.30)	0.53	0.18	—	0.71	—	12.13	(2.00)	1.39	1.19	1.19	3.97	1,043	7
12-31-15	14.22	0.31•	(1.02)	(0.71)	0.37	—	—	0.37	—	13.14	(5.52)	1.37	1.19	1.19	2.09	1,192	7
12-31-14	14.10	0.35•	0.08	0.43	0.31	—	—	0.31	—	14.22	3.23	1.37	1.25	1.25	2.47	1,647	11
12-31-13	14.12	0.27•	0.21	0.48	0.50	—	—	0.50	—	14.10	3.60	1.36	1.26	1.26	1.94	1,816	9
12-31-12	11.10	0.21•	2.90	3.11	0.09	—	—	0.09	—	14.12	28.14	1.34	1.24	1.24	1.69	1,607	9
12-31-11	13.98	0.23•	(2.77)	(2.54)	0.34	—	—	0.34	—	11.10	(18.71)	1.37	1.27	1.27	1.85	1,874	15
Class I
06-30-16	13.25	0.32•	(0.60)	(0.28)	0.62	0.18	—	0.80	—	12.17	(1.82)	0.89	0.69	0.69	5.30	61,159	7
12-31-15	14.34	0.40•	(1.02)	(0.62)	0.47	—	—	0.47	—	13.25	(5.00)	0.87	0.69	0.69	2.65	40,319	7
12-31-14	14.22	0.42•	0.07	0.49	0.37	—	—	0.37	—	14.34	3.69	0.87	0.75	0.75	2.96	73,751	11
12-31-13	14.23	0.32•	0.24	0.56	0.57	—	—	0.57	—	14.22	4.15	0.86	0.76	0.76	2.31	79,094	9
12-31-12	11.20	0.31•	2.89	3.20	0.17	—	—	0.17	—	14.23	28.70	0.84	0.74	0.74	2.49	97,820	9
12-31-11	14.04	0.27•	(2.76)	(2.49)	0.35	—	—	0.35	—	11.20	(18.23)	0.87	0.77	0.77	2.11	94,207	15
Class S
06-30-16	13.21	0.25•	(0.54)	(0.29)	0.58	0.18	—	0.76	—	12.16	(1.93)	1.14	0.94	0.94	4.21	26,942	7
12-31-15	14.30	0.35•	(1.01)	(0.66)	0.43	—	—	0.43	—	13.21	(5.23)	1.12	0.94	0.94	2.40	30,748	7
12-31-14	14.17	0.36•	0.10	0.46	0.33	—	—	0.33	—	14.30	3.41	1.12	1.00	1.00	2.57	34,800	11
12-31-13	14.19	0.28•	0.24	0.52	0.54	—	—	0.54	—	14.17	3.84	1.11	1.01	1.01	2.06	40,783	9
12-31-12	11.16	0.29•	2.87	3.16	0.13	—	—	0.13	—	14.19	28.41	1.09	0.99	0.99	2.29	54,629	9
12-31-11	14.00	0.26•	(2.77)	(2.51)	0.33	—	—	0.33	—	11.16	(18.45)	1.12	1.02	1.02	1.97	46,295	15
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio
Class ADV
06-30-16	8.83	0.15•	(0.48)	(0.33)	0.22	—	—	0.22	—	8.28	(3.71)	1.06	0.97	0.97	3.55	726,575	2
12-31-15	9.19	0.19•	(0.30)	(0.11)	0.25	—	—	0.25	—	8.83	(1.43)(a)	1.06	0.97	0.97	2.03	803,990	2
12-31-14	9.89	0.24•	(0.86)	(0.62)	0.08	—	—	0.08	—	9.19	(6.34)	1.04	0.97	0.97	2.47	917,139	6
12-31-13	8.35	0.17•	1.55	1.72	0.18	—	—	0.18	—	9.89	20.89	1.06	0.99	0.99	1.92	11,587	3
12-31-12	7.25	0.17•	1.13	1.30	0.20	—	—	0.20	—	8.35	18.12	1.09	0.99	0.99	2.28	6,036	6
12-31-11	8.47	0.19•	(1.22)	(1.03)	0.19	—	—	0.19	—	7.25	(12.63)	1.07	1.00	1.00	2.31	3,036	9
Class I
06-30-16	9.02	0.17•	(0.47)	(0.30)	0.28	—	—	0.28	—	8.44	(3.40)	0.56	0.48	0.48	4.07	471,790	2
12-31-15	9.37	0.24•	(0.29)	(0.05)	0.30	—	—	0.30	—	9.02	(0.88)(a)	0.56	0.48	0.48	2.51	473,681	2
12-31-14	10.04	0.32•	(0.91)	(0.59)	0.08	—	—	0.08	—	9.37	(5.94)	0.54	0.48	0.48	3.19	535,838	6
12-31-13	8.46	0.22•	1.57	1.79	0.21	—	—	0.21	—	10.04	21.45	0.56	0.50	0.50	2.41	540,135	3
12-31-12	7.33	0.20	1.15	1.35	0.22	—	—	0.22	—	8.46	18.72	0.59	0.50	0.50	2.69	349,512	6
12-31-11	8.54	0.22•	(1.22)	(1.00)	0.21	—	—	0.21	—	7.33	(12.17)	0.57	0.51	0.51	2.73	249,268	9
Class S
06-30-16	8.96	0.16•	(0.48)	(0.32)	0.25	—	—	0.25	—	8.39	(3.59)	0.81	0.73	0.73	3.78	78,420	2
12-31-15	9.30	0.21•	(0.28)	(0.07)	0.27	—	—	0.27	—	8.96	(1.07)(a)	0.81	0.73	0.73	2.25	86,837	2
12-31-14	9.97	0.32•	(0.93)	(0.61)	0.06	—	—	0.06	—	9.30	(6.18)	0.79	0.73	0.73	3.18	92,340	6
12-31-13	8.41	0.20•	1.55	1.75	0.19	—	—	0.19	—	9.97	21.09	0.81	0.75	0.75	2.24	122,813	3
12-31-12	7.28	0.19	1.14	1.33	0.20	—	—	0.20	—	8.41	18.50	0.84	0.75	0.75	2.50	86,454	6
12-31-11	8.49	0.21•	(1.23)	(1.02)	0.19	—	—	0.19	—	7.28	(12.44)	0.82	0.76	0.76	2.55	74,367	9
Class S2
06-30-16	8.94	0.17•	(0.50)	(0.33)	0.25	—	—	0.25	—	8.36	(3.67)	1.03	0.88	0.88	3.98	2,485	2
12-31-15	9.26	0.19•	(0.28)	(0.09)	0.23	—	—	0.23	—	8.94	(1.25)(a)	1.06	0.88	0.88	1.99	1,498	2
12-31-14	9.93	0.29•	(0.91)	(0.62)	0.05	—	—	0.05	—	9.26	(6.29)	1.04	0.88	0.88	2.93	2,152	6
12-31-13	8.40	0.19•	1.54	1.73	0.20	—	—	0.20	—	9.93	20.89	1.06	0.90	0.90	2.06	2,705	3
12-31-12	7.30	0.15•	1.17	1.32	0.22	—	—	0.22	—	8.40	18.29	1.09	0.90	0.90	1.93	1,797	6
12-31-11	8.52	0.12•	(1.16)	(1.04)	0.18	—	—	0.18	—	7.30	(12.60)	1.07	0.91	0.91	1.60	192	9
Voya Japan TOPIX Index® Portfolio
Class ADV
06-30-16	10.70	0.06•	(0.42)	(0.36)	0.09	0.45	—	0.54	—	9.80	(3.29)	1.27	0.92	0.92	1.12	13,711	—
12-31-15	9.87	0.07•	0.97	1.04	0.09	0.12	—	0.21	—	10.70	10.50	1.26	0.91	0.91	0.69	23,399	16
12-31-14	11.40	0.08•	(0.71)	(0.63)	0.11	0.79	—	0.90	—	9.87	(5.42)	1.25	0.90	0.90	0.80	10,613	6
12-31-13	9.35	0.10•	2.21	2.31	0.21	0.05	—	0.26	—	11.40	24.80	1.27	0.92	0.92	0.92	14,855	5
12-31-12	9.38	0.16•	0.54	0.70	0.09	0.64	—	0.73	—	9.35	7.60	1.25	0.90	0.90	1.68	5,739	9
12-31-11	11.12	0.10•	(1.60)	(1.50)	0.16	0.08	—	0.24	—	9.38	(13.72)	1.32	0.97	0.97	0.97	10,069	45
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Japan TOPIX Index® Portfolio (continued)
Class I
06-30-16	10.84	0.09•	(0.42)	(0.33)	0.15	0.45	—	0.60	—	9.91	(2.89)	0.77	0.42	0.42	1.79	300,773	—
12-31-15	9.98	0.14	0.96	1.10	0.12	0.12	—	0.24	—	10.84	11.01	0.76	0.41	0.41	1.25	363,002	16
12-31-14	11.52	0.14	(0.73)	(0.59)	0.16	0.79	—	0.95	—	9.98	(4.98)	0.75	0.40	0.40	1.38	351,513	6
12-31-13	9.42	0.15•	2.23	2.38	0.23	0.05	—	0.28	—	11.52	25.44	0.77	0.42	0.42	1.45	386,305	5
12-31-12	9.47	0.19	0.57	0.76	0.17	0.64	—	0.81	—	9.42	8.19	0.75	0.40	0.40	1.91	425,451	9
12-31-11	11.19	0.16•	(1.62)	(1.46)	0.18	0.08	—	0.26	—	9.47	(13.29)	0.82	0.47	0.47	1.54	423,885	45
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-16	25.76	0.11•	0.06	0.17	0.28	—	—	0.28	—	25.65	0.67	1.03	0.93	0.93	0.89	3	17
07-13-15(5) - 12-31-15	25.51	0.10•	0.15	0.25	—	—	—	—	—	25.76	0.98	1.03	0.93	0.93	0.86	3	19
Class I
06-30-16	25.90	0.18•	0.05	0.23	0.34	—	—	0.34	—	25.79	0.89	0.53	0.43	0.43	1.39	279,905	17
12-31-15	24.35	0.35	1.49	1.84	0.29	—	—	0.29	—	25.90	7.60	0.53	0.43	0.43	1.34	283,736	19
12-31-14	21.82	0.31	2.51	2.82	0.29	—	—	0.29	—	24.35	13.10	0.58	0.48	0.48	1.29	280,622	21
12-31-13	16.78	0.28•	5.04	5.32	0.28	—	—	0.28	—	21.82	32.00	0.59	0.49	0.49	1.46	269,977	10
12-31-12	14.82	0.25•	1.90	2.15	0.19	—	—	0.19	—	16.78	14.50	0.59	0.49	0.49	1.50	228,977	17
12-31-11	14.39	0.19•	0.42	0.61	0.18	—	—	0.18	—	14.82	4.21	0.59	0.49	0.49	1.27	221,400	16
Class S
06-30-16	25.77	0.14•	0.05	0.19	0.28	—	—	0.28	—	25.68	0.74	0.78	0.68	0.68	1.15	292,023	17
12-31-15	24.23	0.28	1.50	1.78	0.24	—	—	0.24	—	25.77	7.37	0.78	0.68	0.68	1.09	275,410	19
12-31-14	21.73	0.24•	2.50	2.74	0.24	—	—	0.24	—	24.23	12.76	0.83	0.73	0.73	1.05	261,517	21
12-31-13	16.71	0.23•	5.02	5.25	0.23	—	—	0.23	—	21.73	31.68	0.84	0.74	0.74	1.21	207,941	10
12-31-12	14.76	0.21•	1.89	2.10	0.15	—	—	0.15	—	16.71	14.26	0.84	0.74	0.74	1.26	164,697	17
12-31-11	14.34	0.15	0.42	0.57	0.15	—	—	0.15	—	14.76	3.92	0.84	0.74	0.74	1.03	153,812	16
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-16	15.71	0.11•	0.29	0.40	0.23	—	—	0.23	—	15.88	2.57	0.88	0.87	0.87	1.44	34,496	5
12-31-15	15.66	0.20•	0.04	0.24	0.19	—	—	0.19	—	15.71	1.52	0.88	0.87	0.87	1.27	32,065	6
12-31-14	14.12	0.18	1.54	1.72	0.18	—	—	0.18	—	15.66	12.33	0.88	0.87	0.87	1.22	35,656	5
12-31-13	10.90	0.16•	3.23	3.39	0.17	—	—	0.17	—	14.12	31.39	0.88	0.87	0.87	1.30	32,824	6
12-31-12	9.65	0.16•	1.29	1.45	0.20	—	—	0.20	—	10.90	15.05	0.88	0.87	0.87	1.50	17,492	3
12-31-11	9.58	0.12•	0.07	0.19	0.12	—	—	0.12	—	9.65	1.92	0.88	0.87	0.87	1.26	8,964	9
Class I
06-30-16	16.00	0.15•	0.29	0.44	0.31	—	—	0.31	—	16.13	2.79	0.38	0.37	0.37	1.93	201,217	5
12-31-15	15.93	0.29	0.04	0.33	0.26	—	—	0.26	—	16.00	2.09	0.38	0.37	0.37	1.78	186,401	6
12-31-14	14.34	0.26	1.57	1.83	0.24	—	—	0.24	—	15.93	12.91	0.38	0.37	0.37	1.72	188,647	5
12-31-13	11.04	0.23•	3.27	3.50	0.20	—	—	0.20	—	14.34	32.05	0.38	0.37	0.37	1.80	168,428	6
12-31-12	9.78	0.19	1.33	1.52	0.26	—	—	0.26	—	11.04	15.56	0.38	0.37	0.37	1.96	128,779	3
12-31-11	9.68	0.17•	0.09	0.26	0.16	—	—	0.16	—	9.78	2.57	0.38	0.37	0.37	1.76	98,853	9
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Index Portfolio (continued)
Class S
06-30-16	15.88	0.13•	0.30	0.43	0.27	—	—	0.27	—	16.04	2.73	0.63	0.62	0.62	1.69	566,771	5
12-31-15	15.82	0.24•	0.05	0.29	0.23	—	—	0.23	—	15.88	1.79	0.63	0.62	0.62	1.53	566,225	6
12-31-14	14.25	0.22	1.55	1.77	0.20	—	—	0.20	—	15.82	12.59	0.63	0.62	0.62	1.47	620,477	5
12-31-13	10.98	0.19•	3.25	3.44	0.17	—	—	0.17	—	14.25	31.67	0.63	0.62	0.62	1.54	568,259	6
12-31-12	9.72	0.18	1.31	1.49	0.23	—	—	0.23	—	10.98	15.38	0.63	0.62	0.62	1.70	461,214	3
12-31-11	9.64	0.15•	0.06	0.21	0.13	—	—	0.13	—	9.72	2.13	0.63	0.62	0.62	1.50	397,371	9
Class S2
06-30-16	16.05	0.12•	0.31	0.43	—	—	—	—	—	16.48	2.68	0.85	0.77	0.77	1.54	709	5
12-31-15	15.99	0.22•	0.04	0.26	0.20	—	—	0.20	—	16.05	1.64	0.88	0.77	0.77	1.37	1,290	6
12-31-14	14.41	0.20•	1.58	1.78	0.20	—	—	0.20	—	15.99	12.48	0.88	0.77	0.77	1.33	4,700	5
12-31-13	11.13	0.18•	3.29	3.47	0.19	—	—	0.19	—	14.41	31.51	0.88	0.77	0.77	1.42	3,355	6
12-31-12	9.87	0.17•	1.32	1.49	0.23	—	—	0.23	—	11.13	15.17	0.88	0.77	0.77	1.59	618	3
12-31-11	9.81	0.14•	0.07	0.21	0.15	—	—	0.15	—	9.87	2.01	0.88	0.77	0.77	1.47	289	9
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-16	18.64	0.18•	0.66	0.84	0.27	0.29	—	0.56	—	18.92	4.64	1.00	0.90	0.90	1.95	3	14
07-13-15(5) - 12-31-15	19.40	0.16•	(0.92)	(0.76)	—	—	—	—	—	18.64	(3.92)	1.02	0.92	0.92	1.84	3	23
Class I
06-30-16	18.77	0.22•	0.68	0.90	0.32	0.29	—	0.61	—	19.06	4.91	0.50	0.40	0.40	2.46	93,751	14
12-31-15	20.03	0.41•	(1.08)	(0.67)	0.33	0.26	—	0.59	—	18.77	(3.50)	0.52	0.42	0.42	2.18	93,398	23
12-31-14	18.37	0.36•	1.87	2.23	0.29	0.28	—	0.57	—	20.03	12.42	0.58	0.48	0.48	1.89	51,205	12
12-31-13	14.30	0.31•	4.14	4.45	0.27	0.11	—	0.38	—	18.37	31.58	0.59	0.49	0.49	1.91	49,681	17
12-31-12	12.51	0.30•	1.75	2.05	0.26	—	—	0.26	—	14.30	16.47	0.61	0.50	0.50	2.21	43,907	28
12-31-11	12.60	0.26•	(0.14)	0.12	0.21	—	—	0.21	—	12.51	0.83	0.59	0.49	0.49	2.04	41,335	20
Class S
06-30-16	18.66	0.20•	0.66	0.86	0.28	0.29	—	0.57	—	18.95	4.75	0.75	0.65	0.65	2.20	309,287	14
12-31-15	19.93	0.37•	(1.10)	(0.73)	0.28	0.26	—	0.54	—	18.66	(3.77)	0.77	0.67	0.67	1.94	314,071	23
12-31-14	18.28	0.31•	1.88	2.19	0.26	0.28	—	0.54	—	19.93	12.22	0.83	0.73	0.73	1.64	156,482	12
12-31-13	14.24	0.27•	4.12	4.39	0.24	0.11	—	0.35	—	18.28	31.28	0.84	0.74	0.74	1.66	112,469	17
12-31-12	12.47	0.27•	1.73	2.00	0.23	—	—	0.23	—	14.24	16.11	0.86	0.75	0.75	1.97	76,203	28
12-31-11	12.57	0.22•	(0.14)	0.08	0.18	—	—	0.18	—	12.47	0.56	0.84	0.74	0.74	1.79	49,250	20
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-16	26.89	0.12•	0.42	0.54	0.27	—	—	0.27	—	27.16	2.03	0.56	0.43	0.43	0.93	8,766	22
12-31-15	27.28	0.20•	(0.35)	(0.15)	0.24	—	—	0.24	—	26.89	(0.59)	0.55	0.45	0.45	0.72	67,930	31
12-31-14	24.60	0.22•	2.57	2.79	0.11	—	—	0.11	—	27.28	11.41	0.58	0.48	0.48	0.85	111,456	35
12-31-13	18.37	0.14•	6.29	6.43	0.20	—	—	0.20	—	24.60	35.24	0.59	0.49	0.49	0.65	5,456	24
12-31-12	15.96	0.18•	2.33	2.51	0.10	—	—	0.10	—	18.37	15.74	0.60	0.50	0.50	1.03	3,905	20
12-31-11	16.38	0.09•	(0.40)	(0.31)	0.11	—	—	0.11	—	15.96	(2.00)	0.59	0.49	0.49	0.53	4,020	24
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Growth Index Portfolio (continued)
Class S
06-30-16	26.81	0.10•	0.40	0.50	0.19	—	—	0.19	—	27.12	1.89	0.81	0.68	0.68	0.76	276,395	22
12-31-15	27.19	0.13	(0.33)	(0.20)	0.18	—	—	0.18	—	26.81	(0.79)	0.80	0.70	0.70	0.47	295,781	31
12-31-14	24.53	0.14•	2.58	2.72	0.06	—	—	0.06	—	27.19	11.09	0.83	0.73	0.73	0.53	313,923	35
12-31-13	18.32	0.08•	6.28	6.36	0.15	—	—	0.15	—	24.53	34.90	0.84	0.74	0.74	0.39	328,358	24
12-31-12	15.91	0.14•	2.33	2.47	0.06	—	—	0.06	—	18.32	15.50	0.85	0.75	0.75	0.80	272,387	20
12-31-11	16.33	0.06	(0.41)	(0.35)	0.07	—	—	0.07	—	15.91	(2.20)	0.84	0.74	0.74	0.34	267,999	24
Class S2
06-30-16	26.74	0.08•	0.41	0.49	0.12	—	—	0.12	—	27.11	1.84	1.03	0.83	0.83	0.61	1,360	22
12-31-15	27.12	0.08•	(0.33)	(0.25)	0.13	—	—	0.13	—	26.74	(0.96)	1.05	0.85	0.85	0.30	1,366	31
12-31-14	24.46	0.11	2.57	2.68	0.02	—	—	0.02	—	27.12	10.98	1.08	0.88	0.88	0.39	2,211	35
12-31-13	18.28	0.05•	6.27	6.32	0.14	—	—	0.14	—	24.46	34.72	1.09	0.89	0.89	0.24	2,109	24
12-31-12	15.88	0.11•	2.32	2.43	0.03	—	—	0.03	—	18.28	15.30	1.10	0.90	0.90	0.64	1,484	20
12-31-11	16.30	0.04	(0.42)	(0.38)	0.04	—	—	0.04	—	15.88	(2.34)	1.09	0.89	0.89	0.18	1,476	24
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-16	14.97	0.07•	0.63	0.70	0.14	1.91	—	2.05	—	13.62	5.07	0.94	0.93	0.93	1.00	147,969	12
12-31-15	16.92	0.11•	(0.57)	(0.46)	0.15	1.34	—	1.49	—	14.97	(3.33)	0.93	0.93	0.93	0.71	139,302	11
12-31-14	15.70	0.11•	1.75	1.86	0.12	0.52	—	0.64	—	16.92	12.22	0.93	0.93	0.93	0.70	129,172	9
12-31-13	12.25	0.10•	3.90	4.00	0.13	0.42	—	0.55	—	15.70	33.51	0.93	0.93	0.93	0.69	94,802	14
12-31-12	10.99	0.13•	1.66	1.79	0.10	0.43	—	0.53	—	12.25	16.42	0.94	0.93	0.93	1.12	46,214	10
12-31-11	11.45	0.09•	(0.33)	(0.24)	0.13	0.09	—	0.22	—	10.99	(2.31)	0.95	0.93	0.93	0.81	25,606	12
Class I
06-30-16	15.34	0.11•	0.64	0.75	0.21	1.91	—	2.12	—	13.97	5.33	0.44	0.43	0.43	1.51	1,436,680	12
12-31-15	17.28	0.19•	(0.57)	(0.38)	0.22	1.34	—	1.56	—	15.34	(2.82)	0.43	0.43	0.43	1.18	1,434,791	11
12-31-14	16.01	0.19•	1.78	1.97	0.18	0.52	—	0.70	—	17.28	12.70	0.43	0.43	0.43	1.17	1,794,154	9
12-31-13	12.45	0.16	3.99	4.15	0.17	0.42	—	0.59	—	16.01	34.20	0.43	0.43	0.43	1.17	1,951,563	14
12-31-12	11.14	0.18•	1.70	1.88	0.14	0.43	—	0.57	—	12.45	17.04	0.44	0.43	0.43	1.54	1,455,088	10
12-31-11	11.57	0.15	(0.34)	(0.19)	0.15	0.09	—	0.24	—	11.14	(1.88)	0.45	0.43	0.43	1.26	1,311,921	12
Class S
06-30-16	15.19	0.09•	0.64	0.73	0.17	1.91	—	2.08	—	13.84	5.21	0.69	0.68	0.68	1.24	329,181	12
12-31-15	17.13	0.15	(0.57)	(0.42)	0.18	1.34	—	1.52	—	15.19	(3.06)	0.68	0.68	0.68	0.93	323,348	11
12-31-14	15.88	0.14	1.77	1.91	0.14	0.52	—	0.66	—	17.13	12.44	0.68	0.68	0.68	0.93	365,134	9
12-31-13	12.36	0.13•	3.95	4.08	0.14	0.42	—	0.56	—	15.88	33.88	0.68	0.68	0.68	0.93	309,018	14
12-31-12	11.07	0.16•	1.67	1.83	0.11	0.43	—	0.54	—	12.36	16.69	0.69	0.68	0.68	1.31	193,939	10
12-31-11	11.50	0.12	(0.34)	(0.22)	0.12	0.09	—	0.21	—	11.07	(2.07)	0.70	0.68	0.68	1.01	149,956	12
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class S2
06-30-16	15.03	0.08•	0.63	0.71	0.14	1.91	—	2.05	—	13.69	5.16	0.91	0.83	0.83	1.09	17,266	12
12-31-15	16.97	0.13	(0.57)	(0.44)	0.16	1.34	—	1.50	—	15.03	(3.23)	0.93	0.83	0.83	0.80	18,493	11
12-31-14	15.74	0.14	1.74	1.88	0.13	0.52	—	0.65	—	16.97	12.30	0.93	0.83	0.83	0.78	18,708	9
12-31-13	12.27	0.12•	3.92	4.04	0.15	0.42	—	0.57	—	15.74	33.74	0.93	0.83	0.83	0.81	17,880	14
12-31-12	11.02	0.15•	1.65	1.80	0.12	0.43	—	0.55	—	12.27	16.48	0.94	0.83	0.83	1.29	6,791	10
12-31-11	11.48	0.11•	(0.34)	(0.23)	0.14	0.09	—	0.23	—	11.02	(2.18)	0.95	0.83	0.83	1.01	2,570	12
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-16	13.88	0.05•	0.15	0.20	0.13	1.70	—	1.83	—	12.25	1.99	0.97	0.95	0.95	0.75	80,598	10
12-31-15	16.12	0.09•	(0.79)	(0.70)	0.11	1.43	—	1.54	—	13.88	(5.03)	0.97	0.95	0.95	0.62	80,199	13
12-31-14	16.59	0.09•	0.55	0.64	0.11	1.00	—	1.11	—	16.12	4.38	0.96	0.95	0.95	0.56	74,405	12
12-31-13	12.64	0.09•	4.54	4.63	0.16	0.52	—	0.68	—	16.59	38.04	0.96	0.95	0.95	0.59	63,291	13
12-31-12	11.58	0.15•	1.61	1.76	0.07	0.63	—	0.70	—	12.64	15.53	0.97	0.95	0.95	1.23	33,777	15
12-31-11	12.20	0.05•	(0.58)	(0.53)	0.09	—	—	0.09	—	11.58	(4.45)	0.97	0.95	0.95	0.46	21,501	15
Class I
06-30-16	14.25	0.08•	0.15	0.23	0.20	1.70	—	1.90	—	12.58	2.19	0.47	0.45	0.45	1.25	389,002	10
12-31-15	16.50	0.17•	(0.81)	(0.64)	0.18	1.43	—	1.61	—	14.25	(4.55)	0.47	0.45	0.45	1.09	392,955	13
12-31-14	16.93	0.19	0.55	0.74	0.17	1.00	—	1.17	—	16.50	4.93	0.46	0.45	0.45	1.04	590,477	12
12-31-13	12.86	0.16•	4.63	4.79	0.20	0.52	—	0.72	—	16.93	38.75	0.46	0.45	0.45	1.07	655,515	13
12-31-12	11.76	0.21	1.64	1.85	0.12	0.63	—	0.75	—	12.86	16.04	0.47	0.45	0.45	1.65	553,728	15
12-31-11	12.34	0.11	(0.58)	(0.47)	0.11	—	—	0.11	—	11.76	(3.92)	0.47	0.45	0.45	0.90	504,085	15
Class S
06-30-16	14.13	0.06•	0.16	0.22	0.16	1.70	—	1.86	—	12.49	2.09	0.72	0.70	0.70	0.99	237,160	10
12-31-15	16.37	0.13	(0.80)	(0.67)	0.14	1.43	—	1.57	—	14.13	(4.78)	0.72	0.70	0.70	0.85	259,171	13
12-31-14	16.81	0.13•	0.57	0.70	0.14	1.00	—	1.14	—	16.37	4.66	0.71	0.70	0.70	0.79	283,518	12
12-31-13	12.78	0.12•	4.60	4.72	0.17	0.52	—	0.69	—	16.81	38.38	0.71	0.70	0.70	0.84	332,999	13
12-31-12	11.68	0.17	1.64	1.81	0.08	0.63	—	0.71	—	12.78	15.84	0.72	0.70	0.70	1.41	199,428	15
12-31-11	12.27	0.08	(0.58)	(0.50)	0.09	—	—	0.09	—	11.68	(4.19)	0.72	0.70	0.70	0.62	172,182	15
Class S2
06-30-16	13.93	0.05•	0.16	0.21	0.14	1.70	—	1.84	—	12.30	2.03	0.94	0.85	0.85	0.83	8,232	10
12-31-15	16.16	0.10	(0.79)	(0.69)	0.11	1.43	—	1.54	—	13.93	(4.94)	0.97	0.85	0.85	0.71	8,946	13
12-31-14	16.59	0.10•	0.57	0.67	0.10	1.00	—	1.10	—	16.16	4.55	0.96	0.85	0.85	0.63	9,627	12
12-31-13	12.64	0.10•	4.54	4.64	0.17	0.52	—	0.69	—	16.59	38.16	0.96	0.85	0.85	0.71	13,451	13
12-31-12	11.59	0.17•	1.61	1.78	0.10	0.63	—	0.73	—	12.64	15.67	0.97	0.85	0.85	1.40	5,962	15
12-31-11	12.22	0.08•	(0.60)	(0.52)	0.11	—	—	0.11	—	11.59	(4.38)	0.97	0.85	0.85	0.64	2,178	15
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio
Class ADV
06-30-16	10.48	0.08•	0.45	0.53	0.08	0.02	—	0.10	—	10.91	5.07	0.91	0.90	0.90	1.59	30,594	118
12-31-15	10.73	0.15	(0.19)	(0.04)	0.19	0.02	—	0.21	—	10.48	(0.34)	0.91	0.90	0.90	1.49	25,747	213
12-31-14	10.35	0.14	0.40	0.54	0.16	—	—	0.16	—	10.73	5.22	0.91	0.91	0.91	1.31	18,505	209
12-31-13	10.94	0.11	(0.43)	(0.32)	0.16	0.11	—	0.27	—	10.35	(3.02)	0.90	0.90	0.90	1.07	12,857	197
12-31-12	11.04	0.14	0.22	0.36	0.20	0.26	—	0.46	—	10.94	3.35	0.91	0.91	0.91	1.27	11,313	145
12-31-11	10.71	0.17•	0.54	0.71	0.20	0.18	—	0.38	—	11.04	6.75	0.94	0.94	0.94	1.54	9,397	284
Class I
06-30-16	10.52	0.11•	0.45	0.56	0.11	0.02	—	0.13	—	10.95	5.26	0.41	0.40	0.40	2.09	3,172,780	118
12-31-15	10.76	0.22	(0.20)	0.02	0.24	0.02	—	0.26	—	10.52	0.23	0.41	0.40	0.40	1.98	3,390,992	213
12-31-14	10.38	0.19	0.40	0.59	0.21	—	—	0.21	—	10.76	5.71	0.41	0.41	0.41	1.80	3,613,513	209
12-31-13	10.97	0.17	(0.44)	(0.27)	0.21	0.11	—	0.32	—	10.38	(2.54)	0.40	0.40	0.40	1.57	3,794,207	197
12-31-12	11.07	0.20	0.21	0.41	0.25	0.26	—	0.51	—	10.97	3.85	0.41	0.41	0.41	1.78	3,752,746	145
12-31-11	10.74	0.23	0.53	0.76	0.25	0.18	—	0.43	—	11.07	7.20	0.44	0.44	0.44	2.05	3,479,437	284
Class S
06-30-16	10.49	0.10•	0.44	0.54	0.09	0.02	—	0.11	—	10.92	5.17	0.66	0.65	0.65	1.84	275,832	118
12-31-15	10.73	0.18	(0.18)	0.00*	0.22	0.02	—	0.24	—	10.49	(0.01)	0.66	0.65	0.65	1.74	248,290	213
12-31-14	10.35	0.16	0.40	0.56	0.18	—	—	0.18	—	10.73	5.47	0.66	0.66	0.66	1.56	240,485	209
12-31-13	10.94	0.14	(0.44)	(0.30)	0.18	0.11	—	0.29	—	10.35	(2.80)	0.65	0.65	0.65	1.33	201,854	197
12-31-12	11.04	0.17	0.22	0.39	0.23	0.26	—	0.49	—	10.94	3.59	0.66	0.66	0.66	1.53	263,816	145
12-31-11	10.71	0.19	0.54	0.73	0.22	0.18	—	0.40	—	11.04	6.96	0.69	0.69	0.69	1.79	317,638	284
Class S2
06-30-16	10.49	0.09•	0.45	0.54	0.09	0.02	—	0.11	—	10.92	5.11	0.88	0.80	0.80	1.69	2,723	118
12-31-15	10.74	0.17	(0.20)	(0.03)	0.20	0.02	—	0.22	—	10.49	(0.26)	0.91	0.80	0.80	1.58	2,419	213
12-31-14	10.36	0.15	0.40	0.55	0.17	—	—	0.17	—	10.74	5.31	0.91	0.81	0.81	1.41	2,639	209
12-31-13	10.95	0.14	(0.45)	(0.31)	0.17	0.11	—	0.28	—	10.36	(2.91)	0.90	0.80	0.80	1.18	1,938	197
12-31-12	11.05	0.14•	0.23	0.37	0.21	0.26	—	0.47	—	10.95	3.48	0.91	0.81	0.81	1.31	615	145
12-31-11	10.72	0.17•	0.56	0.73	0.22	0.18	—	0.40	—	11.05	6.87	0.94	0.84	0.84	1.59	207	284

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, International Index’s total return would have been (1.48)%, (0.93)%, (1.17)% and (1.36)% for Classes ADV, I, S and S2, respectively.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Australia Index Portfolio (“Australia Index”), Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), Voya FTSE 100 Index® Portfolio (“FTSE 100 Index®”), Voya Hang Seng Index Portfolio (“Hang Seng Index”), Voya International Index Portfolio (“International Index”), Voya Japan TOPIX Index® Portfolio (“Japan TOPIX Index®”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified, except Australia Index, FTSE 100 Index®, and Hang Seng Index, which are non-diversified Portfolios of the Company. Prior to May 1, 2015, Emerging Markets Index was a non-diversified Portfolio of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”); however each Portfolio may not offer all share classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. Prior to May 1, 2016, U.S. Bond Index declared and paid dividends quarterly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2016, the maximum amount of loss that Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, Hang Seng Index and Japan TOPIX Index® would incur if the counterparties to their derivative transactions failed to perform would be $8,566, $20,955, $69,674, $249 and $116,697, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2016. There was no collateral posted to any Portfolio as of June 30, 2016.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2016, Australia Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index® had a liability position of  $7,749, $73,937, $150,206 and $16,453, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2016, the Portfolios could have been required to pay these amounts in cash to their counterparties. As of June 30, 2016, there was no collateral posted by any Portfolio for open OTC derivative instruments.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and
Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.
For the six months ended June 30, 2016, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the six months ended June 30, 2016, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:
	Buy	Sell
Australia Index Portfolio	$1,896,047	$510,544
Euro STOXX 50® Index Portfolio	4,836,209	2,296,258
FTSE 100 Index® Portfolio	2,242,257	993,759
Hang Seng Index Portfolio	1,079,528	387,207
Japan TOPIX Index® Portfolio	6,223,386	2,934,646
Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts as of June 30, 2016.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2016, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased futures contracts as part of its duration stategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2016, the Portfolios had average notional values on futures contracts purchased as disclosed below.
Purchased
Australia Index Portfolio	$2,375,769
Emerging Markets Index Portfolio	5,648,193
Euro STOXX 50® Index Portfolio	4,876,703
FTSE 100 Index® Portfolio	4,701,250
Hang Seng Index Portfolio	1,463,346
International Index Portfolio	24,104,295
Japan TOPIX Index® Portfolio	4,618,741
Russell™ Large Cap Growth Index Portfolio	13,012,185
Russell™ Large Cap Index Portfolio	20,229,762
Russell™ Large Cap Value Index Portfolio	6,386,012
Russell™ Mid Cap Growth Index Portfolio	3,610,417
Russell™ Mid Cap Index Portfolio	27,736,417
Russell™ Small Cap Index Portfolio	12,870,570
U.S. Bond Index	10,822,422
Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts as of June 30, 2016. There were no open futures contracts for U.S. Bond Index at June 30, 2016.
J. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
K. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2016, certain counterparties had pledged $1,246,289 in cash collateral to U.S. Bond Index for open delayed-delivery or when-issued transactions.
M. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:
	Purchases	Sales
Australia Index	$1,648,015	$26,244,735
Emerging Markets Index	56,788,053	72,108,938
Euro STOXX 50® Index	142,953,962	26,580,718
	Purchases	Sales
FTSE 100 Index®	38,573,428	69,221,526
Hang Seng Index	24,842,057	5,264,210
International Index	27,302,709	72,311,181
Japan TOPIX Index®	875,534	56,014,635
Russell™ Large Cap Growth Index	102,096,118	91,120,602
Russell™ Large Cap Index	39,201,430	37,844,897
Russell™ Large Cap Value Index	55,229,594	72,623,707
Russell™ Mid Cap Growth Index	70,994,196	153,375,197
Russell™ Mid Cap Index	226,932,153	291,101,389
Russell™ Small Cap Index	72,161,490	96,458,320
U.S. Bond Index	123,688,700	197,247,249
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$4,246,629,970	$4,530,746,329
NOTE 4 — INVESTMENT MANAGEMENT AND
LICENSING FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Australia Index(1)	0.70%
Emerging Markets Index(2)	0.65%
Euro STOXX 50® Index(1)	0.70%
FTSE 100 Index®(1)	0.70%
Hang Seng Index(3)	0.70% on the first $250 million; 0.60% on the next $250 million; and 0.55% thereafter
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Japan TOPIX Index®(1)	0.70%
Russell™ Large Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND
LICENSING FEES (continued)

Russell™ Large Cap Value Index(4)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.42% on the first $500 million; 0.40% on the next $500 million; 0.38% on the next $1 billion; 0.36% on the next $2 billion; 0.34% on the next $2 billion; and 0.32% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.25% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.20% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
Hang Seng Data Services Limited receives an annual licensing fee for the Hang Seng Index. MSCI Inc. receives an annual licensing fee for Emerging Markets Index and International Index. Standard & Poor’s Financial Services LLC, STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., FTSE International Limited, and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Australia Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index®, respectively.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan pursuant to Rule 12b-1 under the 1940 Act
(the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and, effective May 1, 2016, the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this obligation requires approval by the Board. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of the Portfolio was an annual rate of 0.15%.
Class S shares of the Portfolios have a shareholder services and distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	28.03%
	Russell™ Large Cap Value Index	7.43
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	8.75
Voya Index Solution 2025 Portfolio	International Index	5.44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2035 Portfolio	International Index	6.11
Voya Index Solution Income Portfolio	U.S. Bond Index	5.88
Voya Institutional Trust Company	Russell™ Large Cap
	Growth Index	7.20
	Russell™ Large Cap Index	11.65
	Russell™ Large Cap Value Index	9.05
	Russell™ Mid Cap Index	8.79
	Russell™ Small Cap Index	10.92
Voya Insurance and Annuity Company	Hang Seng Index	29.13
	International Index	57.02
	Russell™ Large Cap Growth Index	43.42
	Russell™ Large Cap Index	53.14
	Russell™ Large Cap Value Index	64.48
	Russell™ Mid Cap Growth Index	88.86
	Russell™ Mid Cap Index	10.47
	Russell™ Small Cap Index	24.17
	U.S. Bond Index	7.42
Voya Retirement Conservative Portfolio	U.S. Bond Index	7.72
Voya Retirement Growth Portfolio	Australia Index	54.60
	Emerging Markets Index	39.32
	Euro STOXX 50® Index	51.87
	FTSE 100 Index®	53.54
	Hang Seng Index	37.46
	Japan TOPIX Index®	52.19
	Russell™ Mid Cap Index	27.20
	Russell™ Small Cap Index	14.69
	U.S. Bond Index	24.92
Voya Retirement Insurance and Annuity Company	International Index	7.33
	Russell™ Large Cap Growth Index	11.36
	Russell™ Large Cap Index	31.59
	Russell™ Large Cap Value Index	14.19
	Russell™ Mid Cap Growth Index	5.44
	Russell™ Mid Cap Index	20.14
	Russell™ Small Cap Index	28.15
Voya Retirement Moderate Growth Portfolio	Australia Index	30.22
	Emerging Markets Index	22.96
	Euro STOXX 50® Index	28.70
	FTSE 100 Index®	29.61
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
	Hang Seng Index	20.72
	Japan TOPIX Index®	28.88
	Russell™ Mid Cap Index	16.52
	Russell™ Small Cap Index	10.29
	U.S. Bond Index	24.45
Voya Retirement Moderate Portfolio	Australia Index	13.47
	Emerging Markets Index	10.25
	Euro STOXX 50® Index	12.81
	FTSE 100 Index®	13.24
	Hang Seng Index	9.25
	Japan TOPIX Index®	12.90
	Russell™ Mid Cap Index	7.09
	U.S. Bond Index	16.38
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Porfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S	Class S2
Hang Seng Index	1.25%	0.75%	1.00%	N/A
International Index(1)	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Growth Index(2)	N/A	N/A	N/A	N/A
Russell™ Large Cap Index	0.87%	0.37%	0.62%	0.77%
Russell™ Large Cap Value Index(2)	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(3)	N/A	0.43%	0.68%	0.83%
Russell™ Mid Cap Index	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.90%	0.40%	0.65%	0.80%

(1)
Pursuant to a side letter agreement through May 1, 2017, the Investment Adviser has further lowered the expense limits for International Index to 0.98%, 0.48%, 0.73% and 0.88% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Prior to January 1, 2016, the Investment Adviser had agreed to waive all or a portion of the management fee so that the expense limits were 1.00%, 0.50%, and 0.75% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Prior to January 1, 2016, the expense limits were 0.50%, 0.75% and 0.90% for Class I, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2017	2018	2019	Total
International Index	$362,844	$1,178,537	$1,030,973	$2,572,354
Russell™ Large Cap Index	63,450	78,935	82,346	224,731
Russell™ Mid Cap Growth	—	—	38,369	38,369
Russell™ Mid Cap Index	—	—	68,741	68,741
Russell™ Small Cap Index	21,395	103,831	125,218	250,444
U.S. Bond Index	—	88,663	183,574	272,237
The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% funds per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The following Portfolios utilized the line of credit during the six months ended June 30, 2016:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Australia Index	13	$6,263,846	1.37%
Emerging Markets Index	17	11,095,529	1.37
Euro STOXX 50® Index	4	559,500	1.38
FTSE 100 Index®	16	11,495,875	1.37
International Index	1	529,000	1.37
Japan TOPIX Index®	35	4,035,800	1.37
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Russell™ Large Cap Growth Index	9	4,610,333	1.37
Russell™ Large Cap Index	4	2,678,750	1.37
Russell™ Large Cap Value Index	5	18,236,000	1.37
Russell™ Mid Cap Growth Index	11	1,716,091	1.37
Russell™ Mid Cap Index	9	7,484,556	1.37
Russell™ Small Cap Index	1	1,105,000	1.37
U.S. Bond Index	4	3,624,250	1.38

NOTE 9 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class ADV(2)
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	(300)	(300)	—	—	—	(2,625)	(2,625)
Class I
6/30/2016	28,557	—	973,847	(3,755,170)	(2,752,766)	216,051	—	7,333,065	(29,653,893)	(22,104,777)
12/31/2015	925,130	—	1,064,438	(8,316,299)	(6,326,731)	8,146,407	—	9,771,538	(64,428,736)	(46,510,791)
Emerging Markets Index
Class ADV(2)
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	114	—	—*	(414)	(300)	1,312	—	1	(4,575)	(3,262)
Class I
6/30/2016	8,280,248	—	1,292,682	(9,481,477)	91,453	72,178,957	—	11,453,160	(85,898,355)	(2,266,238)
12/31/2015	13,423,214	—	1,099,214	(16,498,349)	(1,975,921)	126,119,760	—	12,673,939	(166,092,380)	(27,298,681)
Class S
6/30/2016	1,019	—	33	(132)	920	8,889	—	288	(1,226)	7,951
12/31/2015	1,039	—	—	(121)	918	10,034	—	—	(1,311)	8,723
Class S2(2)
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	(300)	(300)	—	—	—	(3,324)	(3,324)
Euro STOXX 50® Index
Class ADV
6/30/2016	351,432	—	56,106	(835,933)	(428,395)	3,175,204	—	508,884	(7,497,409)	(3,813,321)
12/31/2015	1,500,367	—	97,418	(1,012,303)	585,482	16,173,041	—	1,063,805	(10,367,711)	6,869,135
Class I
6/30/2016	15,991,203	—	1,240,250	(3,567,645)	13,663,808	147,604,758	—	11,323,478	(32,677,419)	126,250,817
12/31/2015	5,943,517	—	1,260,091	(7,984,734)	(781,126)	56,906,223	—	13,860,998	(84,268,977)	(13,501,756)
FTSE 100 Index®
Class ADV
6/30/2016	55,707	—	54,961	(131,316)	(20,648)	498,942	—	472,660	(1,159,114)	(187,512)
12/31/2015	210,350	—	55,100	(178,495)	86,955	2,289,437	—	600,588	(1,895,736)	994,289
Class I
6/30/2016	3,652,849	—	2,762,636	(7,291,368)	(875,883)	32,562,879	—	23,896,796	(67,508,406)	(11,048,731)
12/31/2015	2,377,470	—	3,496,062	(7,394,890)	(1,521,358)	23,064,161	—	38,351,805	(79,786,946)	(18,370,980)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Hang Seng Index
Class ADV
6/30/2016	1,010	—	5,093	(10,874)	(4,771)	12,515	—	58,872	(128,145)	(56,758)
12/31/2015	3,393	—	2,253	(30,713)	(25,067)	44,408	—	37,556	(450,668)	(368,704)
Class I
6/30/2016	1,982,645	—	332,889	(334,914)	1,980,620	24,865,740	—	3,861,516	(4,034,035)	24,693,221
12/31/2015	36,699	—	138,678	(2,274,054)	(2,098,677)	515,483	—	2,322,850	(32,556,435)	(29,718,102)
Class S
6/30/2016	61,552	—	140,144	(314,610)	(112,914)	756,604	—	1,624,269	(3,760,141)	(1,379,268)
12/31/2015	795,162	—	63,686	(963,770)	(104,922)	12,364,806	—	1,065,472	(14,048,120)	(617,842)
International Index
Class ADV
6/30/2016	838,950	—	2,340,372	(6,499,225)	(3,319,903)	7,021,699	—	19,542,104	(54,212,304)	(27,648,501)
12/31/2015	3,190,804	—	2,465,660	(14,468,677)	(8,812,213)	29,615,105	—	24,237,441	(136,156,788)	(82,304,242)
Class I
6/30/2016	9,827,296	—	1,669,421	(8,085,024)	3,411,693	83,933,163	—	14,190,080	(70,265,308)	27,857,935
12/31/2015	12,205,136	—	1,507,066	(18,387,860)	(4,675,658)	116,013,326	—	15,085,728	(178,499,174)	(47,400,120)
Class S
6/30/2016	360,393	—	271,716	(979,254)	(347,145)	3,026,643	—	2,296,001	(8,340,048)	(3,017,404)
12/31/2015	1,337,201	—	254,324	(1,823,705)	(232,180)	12,500,822	—	2,530,530	(17,429,213)	(2,397,861)
Class S2
6/30/2016	179,857	—	9,800	(60,055)	129,602	1,535,803	—	82,516	(505,634)	1,112,685
12/31/2015	74,277	—	3,437	(142,488)	(64,774)	679,033	—	34,160	(1,368,795)	(655,602)
Japan TOPIX Index®
Class ADV
6/30/2016	145,574	—	83,079	(1,017,940)	(789,287)	1,444,503	—	802,540	(10,084,077)	(7,837,034)
12/31/2015	1,981,402	—	39,021	(908,135)	1,112,288	21,974,384	—	434,305	(9,688,524)	12,720,165
Class I
6/30/2016	426,774	—	1,819,394	(5,361,173)	(3,115,005)	4,350,964	—	17,739,092	(54,628,402)	(32,538,346)
12/31/2015	6,881,974	—	741,635	(9,363,288)	(1,739,679)	69,456,346	—	8,345,581	(103,829,710)	(26,027,783)
Russell™ Large Cap Growth Index
Class ADV
6/30/2016	—	—	1	—	1	—	—	33	—	33
7/13/2015(1) - 12/31/2015	119	—	—	(1)	118	3,000	—	—	(25)	2,975
Class I
6/30/2016	356,150	—	142,876	(599,123)	(100,097)	9,046,043	—	3,626,198	(15,150,252)	(2,478,011)
12/31/2015	573,002	—	130,969	(1,276,849)	(572,878)	14,517,153	—	3,321,385	(32,191,545)	(14,353,007)
Class S
6/30/2016	1,804,340	—	122,073	(1,243,166)	683,247	46,218,297	—	3,087,221	(30,417,220)	18,888,298
12/31/2015	2,759,605	—	99,108	(2,963,825)	(105,112)	70,334,224	—	2,504,465	(73,894,839)	(1,056,150)
Russell™ Large Cap Index
Class ADV
6/30/2016	248,491	—	31,522	(149,228)	130,785	3,800,118	—	488,585	(2,296,715)	1,991,988
12/31/2015	542,242	—	26,557	(805,496)	(236,697)	8,528,434	—	422,251	(12,734,493)	(3,783,808)
Class I
6/30/2016	1,160,662	—	235,674	(577,804)	818,532	18,346,650	—	3,707,145	(9,019,035)	13,034,760
12/31/2015	1,458,063	—	192,094	(1,840,785)	(190,628)	23,200,049	—	3,100,399	(29,285,215)	(2,984,767)
Class S
6/30/2016	1,969,780	—	603,870	(2,890,083)	(316,433)	30,473,124	—	9,450,568	(44,811,758)	(4,888,066)
12/31/2015	4,287,561	—	526,249	(8,386,818)	(3,573,008)	68,143,524	—	8,446,304	(132,935,847)	(56,346,019)
Class S2
6/30/2016	3,035	—	—	(40,421)	(37,386)	48,532	—	—	(639,902)	(591,370)
12/31/2015	45,872	—	3,237	(262,718)	(213,609)	737,951	—	52,561	(4,089,143)	(3,298,631)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Large Cap Value Index
Class ADV
6/30/2016	—	—	5	—	5	—	—	89	—	89
7/13/2015(1) - 12/31/2015	155	—	—	—	155	2,982	—	—	—	2,982
Class I
6/30/2016	179,028	—	159,471	(394,238)	(55,739)	3,326,867	—	2,934,265	(7,319,100)	(1,057,968)
12/31/2015	2,881,619	—	72,887	(534,730)	2,419,776	55,635,588	—	1,427,863	(10,211,743)	46,851,708
Class S
6/30/2016	1,200,685	—	495,699	(2,206,252)	(509,868)	21,983,215	—	9,071,291	(38,788,132)	(7,733,626)
12/31/2015	11,217,125	—	225,258	(2,462,077)	8,980,306	215,476,040	—	4,392,527	(47,241,212)	172,627,355
Russell™ Mid Cap Growth Index
Class ADV(2)
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	(300)	(300)	—	—	—	(8,570)	(8,570)
Class I
6/30/2016	141,572	—	3,245	(2,347,918)	(2,203,101)	3,590,439	—	85,775	(63,148,721)	(59,472,507)
12/31/2015	1,219,827	—	16,218	(2,796,224)	(1,560,179)	34,314,823	—	463,018	(79,840,302)	(45,062,461)
Class S
6/30/2016	311,141	—	74,382	(1,228,777)	(843,254)	8,146,612	—	1,963,693	(31,699,747)	(21,589,442)
12/31/2015	1,663,306	—	74,329	(2,247,785)	(510,150)	45,852,070	—	2,118,372	(61,844,380)	(13,873,938)
Class S2
6/30/2016	—	—	227	(1,118)	(891)	—	—	5,997	(29,600)	(23,603)
12/31/2015	6,700	—	327	(37,509)	(30,482)	190,495	—	9,312	(1,018,016)	(818,209)
Russell™ Mid Cap Index
Class ADV
6/30/2016	675,013	—	1,454,235	(570,994)	1,558,254	9,612,529	—	19,224,986	(8,059,998)	20,777,517
12/31/2015	1,958,276	—	762,524	(1,050,715)	1,670,085	31,935,997	—	12,246,138	(16,696,839)	27,485,296
Class I
6/30/2016	6,818,891	—	14,192,539	(11,705,126)	9,306,304	99,232,556	—	192,308,904	(173,863,050)	117,678,410
12/31/2015	6,608,845	—	9,156,306	(26,040,289)	(10,275,138)	107,770,246	—	150,163,421	(428,495,498)	(170,561,831)
Class S
6/30/2016	1,768,542	—	3,226,625	(2,495,011)	2,500,156	26,155,615	—	43,333,573	(35,683,108)	33,806,080
12/31/2015	3,042,808	—	2,078,988	(5,145,684)	(23,888)	51,035,649	—	33,825,131	(81,704,213)	3,156,567
Class S2
6/30/2016	79,384	—	173,589	(221,744)	31,229	1,119,478	—	2,305,265	(3,111,920)	312,823
12/31/2015	366,112	—	103,040	(341,230)	127,922	5,899,477	—	1,659,982	(5,487,447)	2,072,012
Russell™ Small Cap Index
Class ADV
6/30/2016	422,514	—	897,189	(513,978)	805,725	5,352,073	—	10,550,946	(6,536,004)	9,367,015
12/31/2015	1,331,194	—	510,816	(680,227)	1,161,783	20,208,664	—	7,621,373	(10,198,463)	17,631,574
Class I
6/30/2016	2,414,746	—	4,283,499	(3,348,367)	3,349,878	31,487,638	—	51,701,837	(44,455,414)	38,734,061
12/31/2015	3,028,387	—	3,648,991	(14,886,066)	(8,208,688)	46,161,963	—	55,683,606	(214,848,299)	(113,002,730)
Class S
6/30/2016	628,557	—	2,590,275	(2,564,907)	653,925	8,124,303	—	31,057,402	(33,121,150)	6,060,555
12/31/2015	3,328,431	—	1,862,908	(4,167,169)	1,024,170	52,064,043	—	28,241,681	(62,765,052)	17,540,672
Class S2
6/30/2016	47,553	—	92,841	(112,962)	27,432	596,465	—	1,096,447	(1,438,222)	254,690
12/31/2015	118,054	—	61,888	(133,541)	46,401	1,777,124	—	925,850	(2,019,171)	683,803
U.S. Bond Index
Class ADV
6/30/2016	533,487	—	24,537	(210,041)	347,983	5,713,778	—	264,126	(2,246,340)	3,731,564
12/31/2015	1,135,490	—	44,573	(448,047)	732,016	12,142,535	—	473,543	(4,775,931)	7,840,147

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
U.S. Bond Index (continued)
Class I
6/30/2016	41,410,768	—	3,421,894	(77,572,235)	(32,739,573)	445,878,354	—	36,969,426	(833,029,514)	(350,181,734)
12/31/2015	71,627,699	—	7,895,208	(92,825,157)	(13,302,250)	767,383,182	—	84,192,790	(995,549,422)	(143,973,450)
Class S
6/30/2016	4,778,174	—	256,723	(3,446,935)	1,587,962	51,047,528	—	2,766,017	(36,905,505)	16,908,040
12/31/2015	7,459,533	—	525,000	(6,715,267)	1,269,266	79,652,698	—	5,585,842	(71,622,657)	13,615,883
Class S2
6/30/2016	53,995	—	2,610	(37,865)	18,740	578,172	—	28,134	(406,361)	199,945
12/31/2015	70,810	—	4,676	(90,721)	(15,235)	762,715	—	49,782	(987,315)	(174,818)

*
Share amount is less than 0.5000.

(1)
Commencement of operations.

(2)
Class liquidated on May 28, 2015.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security;
however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. The following is a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:
Australia Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$84,746	$(84,746)	$—
Barclays Capital Securities Ltd.	172,742	(172,742)	—
Credit Suisse Securities (Europe) Limited	53,133	(53,133)	—
Credit Suisse Securities (USA) LLC	60,841	(60,841)	—
Goldman, Sachs & Co.	166,181	(166,181)	—
JP Morgan Securities, Plc.	19,146	(19,146)	—
Macquarie Bank Limited	96,371	(96,371)	—
Merrill Lynch International	596,240	(596,240)	—
Morgan Stanley & Co. LLC	107,994	(107,994)	—
Scotia Capital (USA) INC	28,456	(28,456)	—
UBS AG	38,579	(38,579)	—
UBS Securities LLC.	297,031	(297,031)	—
Total	$1,721,461	$(1,721,461)	$—

(1)
Collateral with a fair value of  $1,819,826 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Securities Ltd.	$90,185	$(90,185)	$—
Citigroup Global Markets Limited	5,479	(5,479)	—
Credit Suisse Securities (Europe) Limited	32,200	(32,200)	—
Credit Suisse Securities (USA) LLC	50,921	(50,921)	—
Deutsche Bank Securities Inc.	106,077	(106,077)	—
Deutsche Bank, AG	198,432	(198,432)	—
Goldman, Sachs & Co.	116,969	(116,969)	—
Goldman Sachs International	97,106	(97,106)	—
HSBC Bank PLC	874,938	(874,938)	—
JP Morgan Clearing Corp	115,206	(115,206)	—
JP Morgan Securities, Plc.	1,250,875	(1,250,875)	—
Jefferies LLC	433,940	(433,940)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	101,539	(101,539)	—
Morgan Stanley & Co. LLC	2,190,234	(2,190,234)	—
National Financial Services LLC	446,752	(446,752)	—
RBC Capital Markets, LLC	52,557	(52,557)	—
SG Americas Securities, LLC	81,862	(81,862)	—
UBS AG	147,475	(147,475)	—
Total	$6,392,746	$(6,392,746)	$—

(1)
Collateral with a fair value of  $6,789,697 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Euro STOXX 50® Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN AMRO Bank N.V.	$534	$(534)	$—
Goldman, Sachs & Co.	2,483,586	(2,483,586)	—
Merrill Lynch International	2,500	(2,500)	—
Total	$2,486,620	$(2,486,620)	$—

(1)
Collateral with a fair value of  $3,928,796 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FTSE 100 Index® Portfolio
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs International	$263,372	$(263,372)	$—
Morgan Stanley & Co. International PLC	435,316	(435,316)	—
Total	$698,687	$(698,687)	$—

(1)
Collateral with a fair value of  $735,165 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Hang Seng Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$557,323	$(557,323)	$—
Nomura International PLC	345,901	(345,901)	—
Total	$903,223	$(903,223)	$—

(1)
Collateral with a fair value of  $953,811 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN AMRO Bank N.V.	$16,872	$(16,872)	$—
BNP Paribas Prime Brokerage Intl Ltd	3,349,917	(3,349,917)	—
BNP Paribas Prime Brokerage, Inc.	89,395	(89,395)	—
Barclays Capital Inc.	52,674	(52,674)	—
Citigroup Global Markets Limited	422,453	(422,453)	—
Citigroup Global Markets Inc.	499,220	(499,220)	—
Credit Suisse Securities (Europe) Limited	99,946	(99,946)	—
Credit Suisse Securities (USA) LLC	13,444	(13,444)	—
Deutsche Bank Securities Inc.	156,650	(156,650)	—
Goldman, Sachs & Co.	2,428,550	(2,428,550)	—
Goldman Sachs International	519,623	(519,623)	—
JP Morgan Securities, Plc.	1,737,854	(1,737,854)	—
Jefferies LLC	660,978	(660,978)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	69,110	(69,110)	—
Merrill Lynch International	180,165	(180,165)	—
Morgan Stanley & Co. LLC	1,862,651	(1,862,651)	—
Nomura Securities International, Inc.	643,035	(643,035)	—
SG Americas Securities, LLC	357,174	(357,174)	—
Societe Generale	675,803	(675,803)	—
UBS AG	529,029	(529,029)	—
Wells Fargo Securities LLC	146,231	(146,231)	—
Total	$14,510,775	$(14,510,775)	$—

(1)
Collateral with a fair value of  $15,665,050 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Japan TOPIX Index®
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$2,603,223	$(2,603,223)	$—
Barclays Capital Inc.	47,683	(47,683)	—
Barclays Capital Securities Ltd.	224,156	(224,156)	—
Citigroup Global Markets Inc.	285,606	(285,606)	—
Credit Suisse Securities (Europe) Limited	3,897	(3,897)	—
Credit Suisse Securities (USA) LLC	67,222	(67,222)	—
Deutsche Bank Securities Inc.	309,687	(309,687)	—
Deutsche Bank, AG	319,205	(319,205)	—
Goldman, Sachs & Co.	609,946	(609,946)	—
HSBC Bank PLC	13,469	(13,469)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	25,710	(25,710)	—
Merrill Lynch International	123,922	(123,922)	—
Morgan Stanley & Co. LLC	1,569,837	(1,569,837)	—
Nomura International PLC	308,692	(308,692)	—
Nomura Securities International, Inc.	316,441	(316,441)	—
UBS AG	13,498	(13,498)	—
UBS Securities LLC.	89,805	(89,805)	—
Total	$6,932,000	$(6,932,000)	$—

(1)
Collateral with a fair value of  $7,347,437 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Clearing Corp	$1,728,603	$(1,728,603)	$—
Total	$1,728,603	$(1,728,603)	$—

(1)
Collateral with a fair value of  $1,764,613 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Clearing Corp	$1,176,604	$(1,176,604)	$—
Merrill Lynch, Pierce, Fenner & Smith Inc.	132,184	(132,184)	—
RBC Capital Markets, LLC	64,949	(64,949)	—
Total	$1,373,737	$(1,373,737)	$—

(1)
Collateral with a fair value of  $1,402,733 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Value Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$95,766	$(95,766)	$—
Total	$95,766	$(95,766)	$—

(1)
Collateral with a fair value of  $98,020 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$76,480	$(76,480)	$—
BNP Paribas	38,001	(38,001)	—
BNP Paribas Prime Brokerage, Inc.	22,050	(22,050)	—
Barclays Capital Inc.	771	(771)	—
Citadel Clearing LLC	202,119	(202,119)	—
Citigroup Global Markets Inc.	188,894	(188,894)	—
Credit Suisse Securities (USA) LLC	60,592	(60,592)	—
Deutsche Bank Securities Inc.	103,269	(103,269)	—
Goldman, Sachs & Co.	2,198,515	(2,198,515)	—
HSBC Bank PLC	30,327	(30,327)	—
JP Morgan Clearing Corp	2,309,324	(2,309,324)	—
Janney Montgomery Scott LLC	9,513	(9,513)	—
Jefferies LLC	726,746	(726,746)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	60,898	(60,898)	—
Morgan Stanley & Co. LLC	1,875,574	(1,875,574)	—
National Financial Services LLC	509,940	(509,940)	—
Nomura Securities International, Inc.	151,480	(151,480)	—
RBC Capital Markets, LLC	132,866	(132,866)	—
RBC Dominion Securities Inc	1,102,136	(1,102,136)	—
SG Americas Securities, LLC	153,531	(153,531)	—
Scotia Capital (USA) INC	1,271,840	(1,271,840)	—
UBS Securities LLC.	98,686	(98,686)	—
Wells Fargo Securities LLC	3,785	(3,785)	—
Total	$11,327,336	$(11,327,336)	$—

(1)
Collateral with a fair value of  $11,619,624 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$495,282	$(495,282)	$—
BNP Paribas Prime Brokerage Intl Ltd	2,913,991	(2,913,991)	—
BNP Paribas	156,613	(156,613)	—
BNP Paribas Prime Brokerage, Inc.	521,158	(521,158)	—
Barclays Capital Inc.	839,560	(839,560)	—
Citadel Clearing LLC	217,574	(217,574)	—
Citigroup Global Markets Inc.	386,023	(386,023)	—
Deutsche Bank Securities Inc.	578,437	(578,437)	—
Goldman, Sachs & Co.	6,743,881	(6,743,881)	—
HSBC Bank PLC	802,356	(802,356)	—
JP Morgan Clearing Corp	9,969,705	(9,969,705)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	158,870	(158,870)	—
Mizuho Securities USA Inc.	134,196	(134,196)	—
Morgan Stanley & Co. LLC	9,322,421	(9,322,421)	—
National Financial Services LLC	1,470,596	(1,470,596)	—
Nomura Securities International, Inc.	752,879	(752,879)	—
RBC Dominion Securities Inc	2,367,663	(2,367,663)	—
SG Americas Securities, LLC	1,845,737	(1,845,737)	—
Scotia Capital (USA) INC	6,407,539	(6,407,539)	—
Total	$46,084,482	$(46,084,482)	$—

(1)
Collateral with a fair value of  $47,319,827 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$2,015,964	$(2,015,964)	$—
BNP Paribas Prime Brokerage Intl Ltd	462,335	(462,335)	—
BNP Paribas	4,548,391	(4,548,391)	—
BNP Paribas Prime Brokerage, Inc.	230,548	(230,548)	—
Barclays Capital Inc.	1,246,954	(1,246,954)	—
Citadel Clearing LLC	1,229,860	(1,229,860)	—
Citigroup Global Markets Inc.	982,277	(982,277)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Deutsche Bank Securities Inc.	2,408,296	(2,408,296)	—
Goldman, Sachs & Co.	2,819,490	(2,819,490)	—
HSBC Bank PLC	564,070	(564,070)	—
JP Morgan Clearing Corp	13,448,062	(13,448,062)	—
Janney Montgomery Scott LLC	903,774	(903,774)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	394,377	(394,377)	—
Mizuho Securities USA Inc.	437,689	(437,689)	—
Morgan Stanley & Co. LLC	12,446,130	(12,446,130)	—
National Financial Services LLC	764,121	(764,121)	—
RBC Dominion Securities Inc	6,488,763	(6,488,763)	—
SG Americas Securities, LLC	3,278,890	(3,278,890)	—
Scotia Capital (USA) INC	1,820,611	(1,820,611)	—
Wells Fargo Securities LLC	457,455	(457,455)	—
Total	$56,948,056	$(56,948,056)	$—

(1)
Collateral with a fair value of  $59,006,842 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$792,317	$(792,317)	$—
BNP Paribas Prime Brokerage Intl Ltd	68,761	(68,761)	—
Barclays Capital Inc.	2,803,617	(2,803,617)	—
Cantor Fitzgerald & Co	76,254	(76,254)	—
Citadel Clearing LLC	545,043	(545,043)	—
Citigroup Global Markets Inc.	37,366,422	(37,366,422)	—
Goldman, Sachs & Co.	783,971	(783,971)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	198,806	(198,806)	—
Merrill Lynch International	3,856,191	(3,856,191)	—
Mizuho Securities USA Inc.	563,169	(563,169)	—
Morgan Stanley & Co. LLC	227,795	(227,795)	—
Scotia Capital (USA) INC	1,063,904	(1,063,904)	—
UBS Securities LLC.	147,322	(147,322)	—
Total	$48,493,572	$(48,493,572)	$—

(1)
Collateral with a fair value of  $49,536,214 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$7,333,065	$—	$9,771,671	$—
Emerging Markets Index	11,453,506	—	12,674,109	—
Euro STOXX 50® Index	11,832,362	—	14,924,803	—
FTSE 100 Index®	14,127,263	10,242,193	27,896,588	11,055,804
Hang Seng Index	4,274,708	1,269,949	3,425,877	—
International Index	36,110,701	—	41,887,859	—
Japan TOPIX Index®	6,515,819	12,025,812	5,000,193	3,779,693
Russell™ Large Cap Growth Index	6,713,452	—	5,825,850	—
Russell™ Large Cap Index	13,646,298	—	12,021,515	—
Russell™ Large Cap Value Index	5,969,426	6,036,219	3,103,268	2,717,121
Russell™ Mid Cap Growth Index	2,055,465	—	2,590,737	—
Russell™ Mid Cap Index	27,246,922	229,925,806	52,298,538	145,596,134
Russell™ Small Cap Index	11,471,482	82,935,150	12,603,777	79,868,733
U.S. Bond Index	39,781,687	262,437	90,301,956	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Australia Index	$7,332,467	$—	$(20,540,669)	$(637,030)	Short-term	None
				(23,283,338)	Long-term	None
				$(23,920,368)
Emerging Markets Index	11,453,503	—	(124,934,408)	(8,075,588)	Short-term	None
				(17,553,397)	Long-term	None
				$(25,628,985)
Euro STOXX 50® Index	11,828,910	—	19,885,712	(805,470)	Short-term	2018
				(419,693)	Short-term	None
				(24,526,028)	Long-term	None
				$(25,751,191)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
FTSE 100 Index®	14,127,088	10,239,801	9,859,128	—	—	—
Hang Seng Index	4,273,870	1,269,791	7,670,022	—	—	—
International Index	36,110,124	—	4,272,002	(14,301,357)	Short-term	2016
				(91,978,946)	Short-term	2017
				(1,826,920)	Short-term	2018
				(6,956,048)	Short-term	None
				(21,920,041)	Long-term	None
				$(136,983,312)*
Japan TOPIX Index®	6,514,485	12,025,470	50,990,582	—	—	—
Russell™ Large Cap Growth Index	6,713,257	—	252,744,685	(102,193,261)	Short-term	2016
Russell™ Large Cap Index	13,644,430	—	416,424,917	(21,456,590)	Short-term	2016
				(125,559,316)	Short-term	2017
				(8,688,924)	Short-term	2018
				$(155,704,830)*
Russell™ Large Cap Value Index	5,969,102	6,035,158	37,765,245	(3,099,362)*	Short-term	2016
Russell™ Mid Cap Growth Index	2,055,262	—	116,595,788	(29,634,500)	Short-term	2016
Russell™ Mid Cap Index	27,236,760	229,915,047	753,287,485	—	—	—
Russell™ Small Cap Index	11,463,953	82,934,573	209,671,445	—	—	—
U.S. Bond Index	6,803,309	238,289	24,099,721	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the following Portfolio declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0148	August 1, 2016	Daily
Class I	$0.0195	August 1, 2016	Daily
Class S	$0.0171	August 1, 2016	Daily
Class S2	$0.0157	August 1, 2016	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	45.1%
Materials	13.9%
Industrials	7.9%
Health Care	7.3%
Consumer Staples	6.7%
Telecommunication Services	5.5%
Consumer Discretionary	5.0%
Energy	4.1%
Utilities	2.6%
Information Technology	1.1%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 5.0%
51,248	Aristocrat Leisure Ltd.	$533,136	0.6
1,267,299	Other Securities(a)	3,951,956	4.4
		4,485,092	5.0
	Consumer Staples: 6.7%
63,183	Treasury Wine Estates Ltd.	439,051	0.5
96,208	Wesfarmers Ltd.	2,901,338	3.2
109,459	Woolworths Ltd.	1,721,635	1.9
300,418	Other Securities(a)	957,327	1.1
		6,019,351	6.7
	Energy: 4.1%
22,325	Caltex Australia Ltd.	538,256	0.6
100,119	Oil Search Ltd.	505,558	0.6
149,253	Origin Energy Ltd.	652,106	0.7
136,032	Santos Ltd.	481,525	0.6
62,016	Woodside Petroleum Ltd.	1,257,516	1.4
192,528	Other Securities(a)	202,157	0.2
		3,637,118	4.1
	Financials: 45.1%
253,175	AMP Ltd.	986,677	1.1
16,570	ASX Ltd.	570,516	0.6
249,735	Australia & New Zealand Banking Group Ltd.	4,550,191	5.1
146,778	Commonwealth Bank of Australia	8,238,688	9.2
82,188	Dexus Property Group	557,701	0.6
134,864	Goodman Group	723,346	0.8
153,632	GPT Group	624,768	0.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
208,120		Insurance Australia Group Ltd.	$857,303	1.0
45,396		Lend Lease Corp., Ltd.	431,225	0.5
29,128		Macquarie Group Ltd.	1,516,245	1.7
235,735		Medibank Pvt Ltd.	522,757	0.6
312,601		Mirvac Group	475,419	0.5
226,423		National Australia Bank Ltd.	4,347,198	4.9
116,836		QBE Insurance Group Ltd.	922,960	1.0
455,745		Scentre Group	1,688,063	1.9
203,509		Stockland	721,542	0.8
110,130		Suncorp Group Ltd.	1,009,885	1.1
279,658		Vicinity Centres	697,706	0.8
163,631		Westfield Corp.	1,314,398	1.5
285,485		Westpac Banking Corp.	6,330,796	7.1
1,000,299		Other Securities(a)	3,204,654	3.6
			40,292,038	45.1
		Health Care: 7.2%
4,840		Cochlear Ltd.	441,600	0.5
39,162		CSL Ltd.	3,302,637	3.7
11,036		Ramsay Health Care Ltd.	596,447	0.7
35,368		Sonic Healthcare Ltd.	573,568	0.6
526,934		Other Securities(a)	1,496,116	1.7
			6,410,368	7.2
		Industrials: 7.9%
83,489		Asciano Group	553,933	0.6
175,643		Aurizon Holdings Ltd.	637,284	0.7
135,148		Brambles Ltd.	1,261,797	1.4
176,532		Qantas Airways Ltd.	373,952	0.4
189,702		Sydney Airport	990,558	1.1
174,236		Transurban Group - Stapled Security	1,569,306	1.8
836,451		Other Securities(a)	1,714,725	1.9
			7,101,555	7.9
		Information Technology: 1.1%
170,710		Other Securities	970,393	1.1
		Materials: 13.9%
99,134		Amcor Ltd.	1,114,625	1.2
274,697		BHP Billiton Ltd.	3,828,248	4.3
145,632L		Fortescue Metals Group Ltd.	389,718	0.4
37,953		James Hardie Industries SE	587,793	0.7
65,340	@	Newcrest Mining Ltd.	1,132,464	1.3
36,310		Rio Tinto Ltd.	1,255,986	1.4
455,485	@	South32 Ltd.	534,188	0.6
1,222,734		Other Securities(a)	3,571,270	4.0
			12,414,292	13.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 5.5%
1,046,482	Telstra Corp., Ltd.	$4,374,023	4.9
92,255	Other Securities	563,192	0.6
		4,937,215	5.5
	Utilities: 2.6%
57,627	AGL Energy Ltd.	836,925	0.9
95,384	APA Group	663,431	0.8
208,333	DUET Group	390,751	0.4
289,494	Other Securities	443,028	0.5
		2,334,135	2.6
	Total Common Stock (Cost $99,510,863)	88,601,557	99.1
RIGHTS: 0.1%
	Financials: 0.0%
7,951	Other Securities	563	0.0
	Health Care: 0.1%
35,896	Other Securities	16,823	0.1
	Telecommunication Services: 0.0%
5,124	Other Securities	1,854	0.0
	Total Rights (Cost $—)	19,240	0.1
	Total Long-Term Investments (Cost $99,510,863)	88,620,797	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 2.0%
$819,826	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $819,835, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $836,223, due 08/15/16-11/15/45)	819,826	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-09/09/49)	$1,000,000	1.1
		1,819,826	2.0
	Total Short-Term Investments (Cost $1,819,826)	1,819,826	2.0
	Total Investments in Securities (Cost $101,330,689)	$90,440,623	101.2
	Liabilities in Excess of Other Assets	(1,030,226)	(1.2)
	Net Assets	$89,410,397	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $104,817,867.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,459,301
Gross Unrealized Depreciation	(21,836,545)
Net Unrealized Depreciation	$(14,377,244)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$7,797	$4,477,295	$—	$4,485,092
Consumer Staples	—	6,019,351	—	6,019,351
Energy	—	3,637,118	—	3,637,118
Financials	213,889	40,078,149	—	40,292,038
Health Care	87,974	6,322,394	—	6,410,368
Industrials	—	7,101,555	—	7,101,555
Information Technology	—	970,393	—	970,393
Materials	—	12,414,292	—	12,414,292
Telecommunication Services	—	4,937,215	—	4,937,215
Utilities	—	2,334,135	—	2,334,135
Total Common Stock	309,660	88,291,897	—	88,601,557
Rights	—	19,240	—	19,240
Short-Term Investments	—	1,819,826	—	1,819,826
Total Investments, at fair value	$309,660	$90,130,963	$—	$90,440,623
Other Financial Instruments+
Forward Foreign Currency Contracts	—	8,566	—	8,566
Futures	1,621	—	—	1,621
Total Assets	$311,281	$90,139,529	$—	$90,450,810
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(7,749)	$—	$(7,749)
Total Liabilities	$—	$(7,749)	$—	$(7,749)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Australian Dollar	1,350,000	Buy	09/21/16	$995,323	$1,003,889	$8,566
							$8,566
Barclays Bank PLC	Australian Dollar	220,000	Sell	09/21/16	$161,328	$163,596	$(2,268)
Barclays Bank PLC	Australian Dollar	300,000	Sell	09/21/16	218,533	223,087	(4,554)
UBS AG	Australian Dollar	250,000	Sell	09/21/16	184,979	185,906	(927)
							$(7,749)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following futures contracts were outstanding for Voya Australia Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	12	09/15/16	$1,158,080	$1,621
			$1,158,080	$1,621

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$8,566
Equity contracts	Net Assets — Unrealized appreciation*	1,621
Total Asset Derivatives		$10,187
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$7,749
Total Liability Derivatives		$7,749

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$309,736	$—	$309,736
Equity contracts	—	192,656	192,656
Total	$309,736	$192,656	$502,392

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(16,504)	$—	$(16,504)
Equity contracts	—	(276,073)	(276,073)
Total	$(16,504)	$(276,073)	$(292,577)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	Bank of America	Barclays Bank PLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$8,566	$—	$—	$8,566
Total Assets	$8,566	$—-	$—	$8,566
Liabilities:
Forward foreign currency contracts	$—-	$6,822	$927	$7,749
Total Liabilities	$—	$6,822	$927	$7,749
Net OTC derivative instruments by counterparty, at fair value	$8,566	$(6,822)	$(927)	$817
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$8,566	$(6,822)	$(927)	$817

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	25.7%
Information Technology	22.3%
Consumer Discretionary	10.2%
Consumer Staples	8.4%
Energy	7.3%
Telecommunication Services	6.5%
Materials	6.4%
Industrials	5.8%
Utilities	3.0%
Health Care	2.6%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Consumer Discretionary: 10.0%
46,490	@	Ctrip.com International Ltd. ADR	$1,915,388	0.4
314,700		Grupo Televisa S.A.	1,640,928	0.3
5,830		Grupo Televisa SAB ADR	151,813	0.0
2,147		Hyundai Department Store Co. Ltd.	241,540	0.1
9,678		Hyundai Mobis	2,129,193	0.4
19,931	@	Hyundai Motor Co.	2,357,668	0.4
2,111		Hyundai Wia Corp.	164,571	0.0
93,507	@	JD.com, Inc. ADR	1,985,154	0.4
15,061		LG Electronics, Inc.	709,323	0.1
60,442		Naspers Ltd.	9,229,196	1.7
407,554		Steinhoff International Holdings NV	2,338,005	0.4
16,891,173		Other Securities(a)	30,761,543	5.8
			53,624,322	10.0
		Consumer Staples: 8.3%
655,400		AMBEV SA	3,886,738	0.7
4,509		Amorepacific Corp.	1,699,845	0.3
4,200		Amorepacific Group	616,324	0.1
162,000		China Resources Enterprise	354,091	0.1
117		Fomento Economico Mexicano SAB de CV ADR	10,821	0.0
249,500		Fomento Economico Mexicano SAB de CV UBD	2,310,010	0.4
318,019		ITC Ltd.	1,741,119	0.3
15,412		KT&G Corp.	1,825,321	0.4
1,315		LG Household & Health Care Ltd.	1,284,171	0.3
734,200		Wal-Mart de Mexico SAB de CV	1,766,171	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples (continued)
10,841,406		Other Securities(a)	$28,778,080	5.4
			44,272,691	8.3
		Energy: 6.8%
3,561,600		China Petroleum & Chemical Corp.	2,573,681	0.5
2,483,000		CNOOC Ltd.	3,099,329	0.6
74,117		Gazprom PJSC ADR	320,927	0.0
1,507,673		Gazprom PJSC	3,286,178	0.6
58,768		Lukoil OAO	2,465,488	0.5
772		Lukoil PJSC ADR	32,216	0.0
2,942,000		PetroChina Co., Ltd.	2,027,739	0.4
3,700	@	Petroleo Brasileiro SA ADR	21,497	0.0
417,000	@	Petroleo Brasileiro SA	1,485,067	0.3
46,466		Reliance Industries Ltd.	669,331	0.1
67,170		Reliance Industries Ltd. GDR	1,917,703	0.3
76,778		Sasol Ltd.	2,077,133	0.4
9,413,111		Other Securities(a)	16,562,833	3.1
			36,539,122	6.8
		Financials: 24.2%
22,884		Banco Bradesco SA ADR	178,724	0.0
113,080		Banco Bradesco SA	952,219	0.2
1,723,400		Bank Central Asia Tbk PT	1,745,042	0.3
11,108,000		Bank of China Ltd.	4,464,393	0.8
11,736,000		China Construction Bank	7,823,665	1.5
1,039,000		China Life Insurance Co., Ltd.	2,240,211	0.4
472,273		China Life Insurance Co., Ltd. (TWD)	367,653	0.1
558,000		China Overseas Land & Investment Ltd.	1,778,821	0.3
390,444		China Resources Land Ltd.	920,062	0.2
83,200	#	Dalian Wanda Commercial Properties Co. Ltd.	514,920	0.1
349,200		Grupo Financiero Banorte	1,951,656	0.4
211,647		Housing Development Finance Corp.	3,943,099	0.7
173,000	#	Huatai Securities Co. Ltd.	372,569	0.1
9,935		Hyundai Marine & Fire Insurance Co., Ltd.	253,338	0.0
10,271,000		Industrial & Commercial Bank of China	5,727,817	1.1
6,517		Itau Unibanco Holding S.A. ADR	61,520	0.0
728,500		Ping An Insurance Group Co. of China Ltd.	3,227,747	0.6
358,200		Public Bank BHD	1,725,972	0.3
5,699		Samsung Card Co.	206,520	0.0
4,647		Samsung Fire & Marine Insurance Co. Ltd.	1,067,323	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
9,846		Samsung Life Insurance Co. Ltd.	$861,629	0.2
8,323		Samsung Securities Co. Ltd.	258,266	0.1
111,827		Sberbank PAO ADR	976,250	0.2
1,075,042		Sberbank PAO	2,236,479	0.4
59,639		Shinhan Financial Group Co., Ltd.	1,960,275	0.4
858,440,014		Other Securities(a)	83,543,877	15.6
			129,360,047	24.2
		Health Care: 2.6%
98,000	#,@	3SBio, Inc.	101,124	0.0
7,035,403		Other Securities(a)	13,988,542	2.6
			14,089,666	2.6
		Industrials: 5.8%
8,157		Hyundai Development Co-Engineering & Construction	282,988	0.1
10,383		Hyundai Engineering & Construction Co. Ltd.	303,774	0.1
5,839	@	Hyundai Heavy Industries	540,601	0.1
13,533		LG Corp.	752,595	0.1
10,500		Samsung C&T Corp.	1,130,412	0.2
23,817	@	Samsung Heavy Industries Co., Ltd.	191,712	0.0
17,329,494		Other Securities(a)	27,906,712	5.2
			31,108,794	5.8
		Information Technology: 21.8%
137,862	@	Alibaba Group Holding Ltd. ADR	10,964,165	2.1
37,671	@	Baidu, Inc. ADR	6,221,366	1.2
1,962,512		Hon Hai Precision Industry Co., Ltd.	5,055,990	0.9
81,138		SK Hynix, Inc.	2,308,943	0.4
64,104		Infosys Ltd.	1,112,485	0.2
186,150		Infosys Ltd. ADR	3,322,777	0.6
33,328		LG Display Co., Ltd.	771,661	0.1
1,617		LG Innotek Co. Ltd.	111,505	0.0
10,924		NetEase, Inc. ADR	2,110,735	0.4
3,979		NAVER Corp.	2,465,055	0.5
7,844		Samsung Electro-Mechanics Co. Ltd.	343,693	0.1
14,191		Samsung Electronics Co., Ltd.	17,672,780	3.3
7,853		Samsung SDI Co., Ltd.	743,518	0.1
4,582		Samsung SDS Co. Ltd.	573,862	0.1
3,442,000		Taiwan Semiconductor Manufacturing Co., Ltd.	17,346,638	3.2
66,792		Tata Consultancy Services Ltd.	2,531,358	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
783,300		Tencent Holdings Ltd.	$17,968,646	3.4
20,074,384		Other Securities(a)	25,206,154	4.7
			116,831,331	21.8
		Materials: 6.1%
10,912		Hyundai Steel Co.	439,064	0.1
6,553		LG Chem Ltd.	1,496,500	0.3
13,407	L	Vale SA ADR	53,762	0.0
180,000		Vale SA	907,761	0.2
14,005,963		Other Securities(a)	29,740,920	5.5
			32,638,007	6.1
		Telecommunication Services: 6.4%
32,515		America Movil SAB de CV ADR	398,634	0.1
3,759,500		America Movil SAB de CV	2,311,318	0.4
860,000		China Mobile Ltd.	9,936,625	1.9
526,000		Chunghwa Telecom Co., Ltd.	1,902,367	0.4
29,589		LG Uplus Corp.	281,027	0.0
231,507		MTN Group Ltd.	2,249,874	0.4
7,115,800		Telekomunikasi Indonesia Persero Tbk PT	2,164,952	0.4
9,650,773		Other Securities(a)	14,829,432	2.8
			34,074,229	6.4
		Utilities: 2.9%
1,297,000	#	CGN Power Co. Ltd.	362,500	0.1
124,000		China Resources Gas Group Ltd.	377,102	0.1
282,000		China Resources Power Holdings Co.	423,212	0.1
36,467		Korea Electric Power Corp.	1,914,226	0.3
34,723,209		Other Securities(a)	12,483,527	2.3
			15,560,567	2.9

		Total Common Stock (Cost $555,232,336)	508,098,776	94.9
PREFERRED STOCK: 3.3%
		Consumer Discretionary: 0.2%
108,461		Other Securities	1,192,910	0.2
		Consumer Staples: 0.1%
1,321		Amorepacific Corp.	285,194	0.1
		Energy: 0.5%
548,500	@	Petroleo Brasileiro SA	1,601,635	0.3
935,950		Other Securities	1,153,995	0.2
			2,755,630	0.5
		Financials: 1.5%
364,188		Banco Bradesco SA	2,853,598	0.5
397,973		Itau Unibanco Holding S.A.	3,748,922	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Financials (continued)
567,041	Other Securities	$1,452,100	0.3
		8,054,620	1.5
	Information Technology: 0.5%
2,559	Samsung Electronics Co., Ltd. - Pref	2,639,832	0.5
	Materials: 0.3%
254,400	Vale SA	1,027,167	0.2
119,104	Other Securities	400,648	0.1
		1,427,815	0.3
	Telecommunication Services: 0.1%
57,000	Other Securities	777,555	0.1
	Utilities: 0.1%
103,559	Other Securities	257,126	0.1
	Total Preferred Stock (Cost $24,682,161)	17,390,682	3.3
RIGHTS: 0.0%
	Telecommunication Services: 0.0%
3,852	Other Securities	3,724	0.0
	Total Rights (Cost $—)	3,724	0.0
WARRANTS: 0.0%
	Energy: 0.0%
64,200	Other Securities	16,808	0.0
	Total Warrants (Cost $—)	16,808	0.0
	Total Long-Term Investments (Cost $579,914,497)	525,509,990	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc: 1.3%
$1,612,571	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,612,590, collateralized by various U.S. Government Agency Obligations, 3.000%- 7.250%, Market Value plus accrued interest $1,644,842, due 01/01/30-06/20/46)	1,612,571	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,612,571	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,612,592, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $1,644,822, due 07/15/16-09/20/65)	$1,612,571	0.3
1,612,571	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,612,593, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $1,644,822, due 07/07/16-02/01/49)	1,612,571	0.3
339,413	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $339,417, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $346,201, due 01/01/19-07/01/46)	339,413	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,612,571	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,612,590, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.000%, Market Value plus accrued interest $1,644,822, due 12/01/16-02/20/66)	$1,612,571	0.3
		6,789,697	1.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,635,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $4,635,000)	4,635,000	0.8
	Total Short-Term Investments (Cost $11,424,697)	11,424,697	2.1
	Total Investments in Securities (Cost $591,339,194)	$536,934,687	100.3
	Liabilities in Excess of Other Assets	(1,438,116)	(0.3)
	Net Assets	$535,496,571	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $609,071,399.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$42,677,848
Gross Unrealized Depreciation	(114,814,560)
Net Unrealized Depreciation	$(72,136,712)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$10,598,636	$43,025,686	$—	$53,624,322
Consumer Staples	17,110,935	27,161,756	—	44,272,691
Energy	6,119,622	30,419,500	—	36,539,122
Financials	16,254,083	113,105,964	—	129,360,047
Health Care	1,561,729	12,527,937	—	14,089,666
Industrials	5,816,482	25,292,312	—	31,108,794
Information Technology	26,318,643	90,459,812	52,876	116,831,331
Materials	8,533,708	24,104,299	—	32,638,007
Telecommunication Services	5,637,060	28,437,169	—	34,074,229
Utilities	4,043,156	11,517,411	—	15,560,567
Total Common Stock	101,994,054	406,051,846	52,876	508,098,776
See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Preferred Stock	12,434,906	4,955,776	—	17,390,682
Rights	3,724	—	—	3,724
Warrants	16,808	—	—	16,808
Short-Term Investments	4,635,000	6,789,697	—	11,424,697
Total Investments, at fair value	$119,084,492	$417,797,319	$52,876	$536,934,687
Other Financial Instruments+
Futures	355,027	—	—	355,027
Total Assets	$119,439,519	$417,797,319	$52,876	$537,289,714

(1)
For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2016, securities valued at $4,943,566 and $4,218,868 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $841,753 were transferred from Level 3 to Level 2 due to observable inputs becoming available.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	246	09/16/16	$10,266,810	$355,027
			$10,266,810	$355,027

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$355,027
Total Asset Derivatives		$355,027

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(41,693)
Total	$(41,693)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$322,526
Total	$322,526

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)
Financials	20.6%
Industrials	13.2%
Consumer Staples	13.0%
Health Care	11.1%
Consumer Discretionary	9.5%
Energy	7.5%
Information Technology	6.7%
Telecommunication Services	6.0%
Utilities	5.6%
Materials	5.0%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Consumer Discretionary: 8.5%
75,681	Bayerische Motoren Werke AG	$5,507,717	1.1
235,256	Daimler AG	14,077,389	2.8
248,066	Industria de Diseno Textil SA	8,333,556	1.7
64,088	LVMH Moet Hennessy Louis Vuitton SE	9,660,330	1.9
276,696	Vivendi SA	5,176,650	1.0
		42,755,642	8.5
	Consumer Staples: 13.0%
181,115	Anheuser-Busch InBev Worldwide, Inc.	23,950,105	4.8
128,468	Carrefour S.A.	3,159,766	0.6
144,292	Danone	10,097,978	2.0
57,980	L’Oreal S.A.	11,100,517	2.2
368,404	Unilever NV	17,134,404	3.4
		65,442,770	13.0
	Energy: 7.5%
597,904	ENI S.p.A.	9,630,585	1.9
585,095	Total S.A.	28,058,951	5.6
		37,689,536	7.5
	Financials: 20.6%
107,872	Allianz SE	15,388,812	3.0
319,562	Assicurazioni Generali S.p.A.	3,768,415	0.7
491,886	AXA S.A.	9,725,914	1.9
3,407,166	Banco Santander SA	13,222,171	2.6
1,529,646	Banco Bilbao Vizcaya Argentaria S.A.	8,764,074	1.7
263,957	BNP Paribas	11,576,023	2.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
325,569	@	Deutsche Bank AG	$4,500,398	0.9
915,192		ING Groep NV	9,468,537	1.9
3,393,914		Intesa Sanpaolo SpA - ISP	6,464,455	1.3
38,016		Muenchener Rueckversicherungs- Gesellschaft AG	6,375,122	1.3
190,343		Societe Generale	5,955,080	1.2
23,387		Unibail-Rodamco SE	6,050,104	1.2
1,384,738		UniCredit SpA	3,045,403	0.6
			104,304,508	20.6
		Health Care: 11.1%
195,196		Bayer AG	19,604,576	3.9
51,099		Essilor International SA	6,715,924	1.3
94,721		Fresenius SE & Co. KGaA	6,959,895	1.4
276,534		Sanofi	22,975,298	4.5
			56,255,693	11.1
		Industrials: 13.2%
123,960	L	Cie de Saint-Gobain	4,698,798	0.9
226,349		Deutsche Post AG	6,376,847	1.3
136,317		Airbus Group SE	7,813,715	1.5
219,788		Koninklijke Philips NV	5,458,739	1.1
83,288		Safran S.A.	5,608,788	1.1
138,968		Schneider Electric SE	8,107,525	1.6
189,322		Siemens AG	19,428,535	3.9
131,231		Vinci S.A.	9,260,600	1.8
			66,753,547	13.2
		Information Technology: 6.7%
87,424		ASML Holding NV	8,605,901	1.7
1,377,369		Nokia OYJ - Finland	7,844,758	1.5
232,449		SAP SE	17,458,195	3.5
			33,908,854	6.7
		Materials: 5.0%
81,290		Air Liquide SA	8,468,963	1.7
216,802		BASF SE	16,624,177	3.3
			25,093,140	5.0
		Telecommunication Services: 6.0%
748,001		Deutsche Telekom AG	12,755,172	2.5
470,627	L	Orange SA	7,652,666	1.5
1,044,245	@	Telefonica S.A.	9,913,911	2.0
			30,321,749	6.0
		Utilities: 5.6%
472,324		E.ON AG	4,768,046	1.0
1,833,674		Enel S.p.A.	8,140,536	1.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
386,519	Engie SA	$6,206,231	1.2
1,330,776	Iberdrola S.A.	9,078,017	1.8
		28,192,830	5.6
	Total Common Stock (Cost $493,430,440)	490,718,269	97.2
PREFERRED STOCK: 1.0%
	Consumer Discretionary: 1.0%
43,213	Volkswagen AG	5,233,996	1.0
	Total Preferred Stock (Cost $6,755,979)	5,233,996	1.0
	Total Long-Term Investments (Cost $500,186,419)	495,952,265	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc: 0.8%
$1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,000,011, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,020,000, due 08/15/16-11/15/45)	1,000,000	0.2
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $1,020,000, due 07/15/16-09/20/65)	1,000,000	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$928,796	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $928,809, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $947,372, due 07/07/16-02/01/49)	$928,796	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-09/09/49)	1,000,000	0.2
		3,928,796	0.8
	Total Short-Term Investments (Cost $3,928,796)	3,928,796	0.8
	Total Investments in Securities (Cost $504,115,215)	$499,881,061	99.0
	Assets in Excess of Other Liabilities	4,953,162	1.0
	Net Assets	$504,834,223	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $531,572,809.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$34,612,612
Gross Unrealized Depreciation	(66,304,360)
Net Unrealized Depreciation	$(31,691,748)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$42,755,642	$—	$42,755,642
Consumer Staples	17,134,404	48,308,366	—	65,442,770
Energy	—	37,689,536	—	37,689,536
Financials	—	104,304,508	—	104,304,508
Health Care	—	56,255,693	—	56,255,693
Industrials	—	66,753,547	—	66,753,547
Information Technology	—	33,908,854	—	33,908,854
Materials	—	25,093,140	—	25,093,140
Telecommunication Services	—	30,321,749	—	30,321,749
Utilities	—	28,192,830	—	28,192,830
Total Common Stock	17,134,404	473,583,865	—	490,718,269
Preferred Stock	—	5,233,996	—	5,233,996
Short-Term Investments	—	3,928,796	—	3,928,796
Total Investments, at fair value	$17,134,404	$482,746,657	$—	$499,881,061
Other Financial Instruments+
Forward Foreign Currency Contracts	—	20,955	—	20,955
Futures	9,215	—	—	9,215
Total Assets	$17,143,619	$482,767,612	$—	$499,911,231
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(73,937)	$—	$(73,937)
Total Liabilities	$—	$(73,937)	$—	$(73,937)

(1)
For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2016, securities valued at $9,706,581 were transferred from Level 1 to Level 2 within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	EU Euro	4,300,000	Buy	09/21/16	$4,860,054	$4,786,117	$(73,937)
							$(73,937)
Brown Brothers Harriman and Co.	EU Euro	400,000	Sell	09/21/16	$445,239	$445,220	$19
Societe Generale	EU Euro	600,000	Sell	09/21/16	677,158	667,831	9,327
UBS AG	EU Euro	1,900,000	Sell	09/21/16	2,126,404	2,114,795	11,609
							$20,955

At June 30, 2016, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	270	09/16/16	$8,554,545	$9,215
			$8,554,545	$9,215

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$20,955
Equity contracts	Net Assets — Unrealized appreciation*	9,215
Total Asset Derivatives		$30,170
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$73,937
Total Liability Derivatives		$73,937

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total

Foreign exchange contracts	$(11,025)	$—	$(11,025)
Equity contracts	—	(212,098)	(212,098)
Total	$(11,025)	$(212,098)	$(223,123)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(361)	$—	$(361)
Equity contracts	—	32,324	32,324
Total	$(361)	$32,324	$31,963

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	Brown Brothers Harriman and Co.	Societe Generale	The Bank of New York	UBS AG	Totals
Assets:
Forward foreign currency contracts	$19	$9,327		$11,609	$20,955
Total Assets	$19	$9,327		$11,609	$20,955
Liabilities:
Forward foreign currency contracts	$—	$—	$73,937	$—	$73,937
Total Liabilities	$—	$—	$73,937	$—	$73,937
Net OTC derivative instruments by counterparty, at fair value	$19	$9,327	$(73,937)	$11,609	$(52,982)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—		$—	$—
Net Exposure(1)	$19	$9,327	$(73,937)	$11,609	$(52,982)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Consumer Staples	20.1%
Financials	17.8%
Energy	14.2%
Health Care	11.2%
Consumer Discretionary	9.7%
Materials	7.0%
Industrials	6.3%
Telecommunication Services	5.5%
Utilities	4.8%
Information Technology	1.5%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 9.7%
133,883		Sky PLC	$1,521,380	0.5
210,367		Compass Group PLC	4,002,335	1.3
291,219		Kingfisher PLC	1,250,816	0.4
90,603	#	Merlin Entertainments PLC	533,562	0.2
18,468		Next PLC	1,220,295	0.4
104,903		Pearson PLC	1,364,598	0.5
139,972		Relx PLC	2,577,517	0.9
165,471		WPP PLC	3,448,666	1.2
1,912,029		Other Securities	12,635,353	4.3
			28,554,522	9.7
		Consumer Staples: 20.1%
44,493		Associated British Foods PLC	1,621,260	0.6
237,992		British American Tobacco PLC	15,428,871	5.2
321,583		Diageo PLC	8,983,679	3.0
123,007		Imperial Brands PLC	6,671,044	2.3
80,281		Reckitt Benckiser Group PLC	8,049,949	2.7
122,066		SABMiller PLC	7,118,818	2.4
1,037,122	@	Tesco PLC	2,435,793	0.8
154,037		Unilever PLC	7,380,744	2.5
481,590		Other Securities(a)	1,760,046	0.6
			59,450,204	20.1
		Energy: 14.2%
2,360,090		BP PLC	13,814,898	4.7
537,477		Royal Dutch Shell PLC - Class A	14,761,969	5.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
478,214		Royal Dutch Shell PLC - Class B	$13,212,442	4.5
			41,789,309	14.2
		Financials: 17.8%
516,516		Aviva PLC	2,722,719	0.9
2,138,198		Barclays PLC	3,976,826	1.3
2,529,609		HSBC Holdings PLC	15,672,406	5.3
100,443		Land Securities Group PLC	1,397,720	0.5
758,125		Legal & General Group PLC	1,940,883	0.6
8,172,167		Lloyds Banking Group Plc	5,919,052	2.0
39,839		London Stock Exchange Group PLC	1,353,675	0.5
623,985		Old Mutual PLC	1,685,683	0.6
325,792		Prudential PLC	5,528,362	1.9
342,708		Standard Chartered PLC	2,600,130	0.9
1,599,499		Other Securities	9,653,852	3.3
			52,451,308	17.8
		Health Care: 11.2%
161,123		AstraZeneca PLC	9,632,548	3.3
620,734		GlaxoSmithKline PLC	13,330,335	4.5
112,071		Shire PLC	6,926,304	2.3
114,484		Smith & Nephew PLC	1,944,082	0.7
67,617		Other Securities	1,314,175	0.4
			33,147,444	11.2
		Industrials: 6.3%
403,827		BAE Systems PLC	2,827,030	0.9
42,391		Bunzl PLC	1,304,316	0.4
122,544		Experian PLC	2,324,925	0.8
211,273		Rolls-Royce Holdings PLC	2,016,604	0.7
16,483,857	@	Rolls-Royce Holdings PLC - C shares	21,944	0.0
32,203		Wolseley PLC	1,667,597	0.6
695,501		Other Securities	8,470,027	2.9
			18,632,443	6.3
		Information Technology: 1.5%
180,214		ARM Holdings PLC	2,737,415	0.9
137,512		Sage Group PLC	1,188,599	0.4
168,535	#,@	Worldpay Group PLC	613,420	0.2
			4,539,434	1.5
		Materials: 7.0%
166,834		Anglo American PLC	1,635,355	0.6
269,664		BHP Billiton PLC	3,413,138	1.2
105,892		CRH PLC - London	3,105,152	1.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,488,684	Glencore PLC	$3,068,373	1.0
11,854	Randgold Resources Ltd.	1,330,233	0.4
154,384	Rio Tinto PLC	4,796,201	1.6
225,479	Other Securities(a)	3,316,774	1.1
		20,665,226	7.0
	Telecommunication Services: 5.5%
1,068,415	BT Group PLC	5,872,678	2.0
3,391,922	Vodafone Group PLC	10,341,544	3.5
		16,214,222	5.5
	Utilities: 4.8%
692,719	Centrica PLC	2,094,788	0.7
481,603	National Grid PLC	7,082,165	2.4
128,466	SSE PLC	2,673,796	0.9
87,050	United Utilities Group PLC	1,206,548	0.4
30,031	Other Securities	979,893	0.4
		14,037,190	4.8
	Total Common Stock (Cost $293,885,274)	289,481,302	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
$735,165	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $735,174, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $749,868, due 03/15/18- 09/09/49) (Cost $735,165)	735,165	0.2
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $735,165)	$735,165	0.2
Total Investments in Securities (Cost $294,620,439)	$290,216,467	98.3
Assets in Excess of Other Liabilities	4,891,454	1.7
Net Assets	$295,107,921	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $300,689,096.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$44,713,127
Gross Unrealized Depreciation	(55,185,756)
Net Unrealized Depreciation	$(10,472,629)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$28,554,522	$—	$28,554,522
Consumer Staples	—	59,450,204	—	59,450,204
Energy	—	41,789,309	—	41,789,309
Financials	—	52,451,308	—	52,451,308
Health Care	—	33,147,444	—	33,147,444
Industrials	—	18,632,443	—	18,632,443
Information Technology	—	4,539,434	—	4,539,434
Materials	—	20,665,226	—	20,665,226
Telecommunication Services	—	16,214,222	—	16,214,222
Utilities	—	14,037,190	—	14,037,190
Total Common Stock	—	289,481,302	—	289,481,302
Short-Term Investments	—	735,165	—	735,165
Total Investments, at fair value	$—	$290,216,467	$—	$290,216,467
Other Financial Instruments+
Forward Foreign Currency Contracts	—	69,674	—	69,674
Futures	147,317	—	—	147,317
Total Assets	$147,317	$290,286,141	$—	$290,433,458
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(150,206)	$—	$(150,206)
Total Liabilities	$—	$(150,206)	$—	$(150,206)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	British Pound	1,600,000	Buy	09/21/16	$2,281,865	$2,131,659	$(150,206)
							$(150,206)
Morgan Stanley	British Pound	300,000	Sell	09/21/16	$408,989	$399,686	$9,303
Morgan Stanley	British Pound	800,000	Sell	09/21/16	1,126,200	1,065,829	60,371
							$69,674

At June 30, 2016, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	76	09/16/16	$6,497,997	$147,317
			$6,497,997	$147,317

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$69,674
Equity contracts	Net Assets — Unrealized appreciation*	147,317
Total Asset Derivatives		$216,991
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$150,206
Total Liability Derivatives		$150,206

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$416,847	$—	$416,847
Equity contracts	—	65,582	65,582
Total	$416,847	$65,582	$482,429
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(12,684)	$—	$(12,684)
Equity contracts	—	55,248	55,248
Total	$(12,684)	$55,248	$42,564

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	The Bank of New York	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$—	$69,674	$69,674
Total Assets	$—	$69,674	$69,674
Liabilities:
Forward foreign currency contracts	$150,206	$—	$150,206
Total Liabilities	$150,206	$—	$150,206
Net OTC derivative instruments by counterparty, at fair value	$(150,206)	$69,674	$(80,532)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(150,206)	$69,674	$(80,532)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	55.3%
Information Technology	10.5%
Telecommunication Services	8.7%
Energy	7.3%
Utilities	6.2%
Industrials	5.7%
Consumer Discretionary	2.5%
Consumer Staples	2.1%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 2.5%
681,000		Belle International Holdings Ltd.	$400,812	0.5
236,000		Galaxy Entertainment Group Ltd.	706,117	0.8
595,028		Li & Fung Ltd.	288,526	0.3
244,400		Sands China Ltd.	827,029	0.9
			2,222,484	2.5
		Consumer Staples: 2.1%
277,000		China Mengniu Diary Co., Ltd.	484,587	0.5
79,500		Hengan International Group Co., Ltd.	665,871	0.8
15,900	@	Qinqin Foodstuffs Group Cayman Co. Ltd.	22,544	0.0
198,000		Tingyi Cayman Islands Holding Corp.	188,014	0.2
707,000	L	Want Want China Holdings Ltd.	500,500	0.6
			1,861,516	2.1
		Energy: 7.3%
2,574,438		China Petroleum & Chemical Corp.	1,860,338	2.1
342,841		China Shenhua Energy Co., Ltd.	637,650	0.7
1,801,714		CNOOC Ltd.	2,248,935	2.5
326,000		Kunlun Energy Co. Ltd.	271,292	0.3
2,128,604		PetroChina Co., Ltd.	1,467,116	1.7
			6,485,331	7.3
		Financials: 55.3%
1,215,600		AIA Group Ltd.	7,310,284	8.2
8,015,746		Bank of China Ltd.	3,221,592	3.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
883,451		Bank of Communications Co., Ltd.	$561,974	0.6
146,584	L	Bank of East Asia Ltd.	566,869	0.6
373,129		BOC Hong Kong Holdings Ltd.	1,124,370	1.3
272,536		Cheung Kong Property Holdings Ltd.	1,717,155	1.9
8,490,107		China Construction Bank	5,659,829	6.4
750,911		China Life Insurance Co., Ltd.	1,619,056	1.8
396,991		China Overseas Land & Investment Ltd.	1,265,548	1.4
280,444		China Resources Land Ltd.	660,852	0.7
203,706		Hang Lung Properties Ltd.	411,547	0.5
77,143		Hang Seng Bank Ltd.	1,323,220	1.5
109,189		Henderson Land Development Co., Ltd.	616,783	0.7
115,841		Hong Kong Exchanges and Clearing Ltd.	2,822,532	3.2
1,319,628		HSBC Holdings PLC	8,081,823	9.1
7,443,340		Industrial & Commercial Bank of China	4,150,919	4.7
226,500		Link REIT	1,548,854	1.7
561,100		New World Development Ltd.	571,404	0.6
525,932		Ping An Insurance Group Co. of China Ltd.	2,330,234	2.6
309,265		Sino Land Co.	509,201	0.6
145,555		Sun Hung Kai Properties Ltd.	1,756,687	2.0
54,591		Swire Pacific Ltd.	616,946	0.7
137,637		Wharf Holdings Ltd.	839,934	0.9
			49,287,613	55.3
		Industrials: 5.7%
118,818		Cathay Pacific Airways Ltd.	174,313	0.2
130,571		China Merchants Holdings International Co., Ltd.	349,539	0.4
586,811		Citic Pacific Ltd.	857,815	0.9
272,536		CK Hutchison Holdings Ltd.	2,998,022	3.4
147,643		MTR Corp.	749,029	0.8
			5,128,718	5.7
		Information Technology: 10.5%
728,000		Lenovo Group Ltd.	442,504	0.5
389,875		Tencent Holdings Ltd.	8,943,605	10.0
			9,386,109	10.5
		Telecommunication Services: 8.7%
619,601		China Mobile Ltd.	7,159,003	8.0
603,110		China Unicom Hong Kong Ltd.	628,888	0.7
			7,787,891	8.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 6.2%
67,000	Cheung Kong Infrastructure Holdings Ltd.	$577,678	0.7
193,654	China Resources Power Holdings Co.	290,626	0.3
191,431	CLP Holdings Ltd.	1,955,504	2.2
769,517	Hong Kong & China Gas	1,406,077	1.6
139,822	Power Assets Holdings Ltd.	1,285,597	1.4
		5,515,482	6.2
	Total Common Stock (Cost $78,054,816)	87,675,144	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 1.1%
$953,811	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $953,823, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $972,887, due 03/15/18-09/09/49) (Cost $953,811)	953,811	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $1,000)	1,000	0.0
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $954,811)	$954,811	1.1
Total Investments in Securities (Cost $79,009,627)	$88,629,955	99.4
Assets in Excess of Other Liabilities	513,913	0.6
Net Assets	$89,143,868	100.0

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $83,542,173.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,733,619
Gross Unrealized Depreciation	(9,645,837)
Net Unrealized Appreciation	$5,087,782

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$2,222,484	$—	$2,222,484
Consumer Staples	—	1,861,516	—	1,861,516
Energy	—	6,485,331	—	6,485,331
Financials	—	49,287,613	—	49,287,613
Industrials	—	5,128,718	—	5,128,718
Information Technology	—	9,386,109	—	9,386,109
Telecommunication Services	—	7,787,891	—	7,787,891
Utilities	—	5,515,482	—	5,515,482
Total Common Stock	—	87,675,144	—	87,675,144
Short-Term Investments	1,000	953,811	—	954,811
Total Investments, at fair value	$1,000	$88,628,955	$—	$88,629,955
Other Financial Instruments+
Forward Foreign Currency Contracts	—	249	—	249
Futures	85,283	—	—	85,283
Total Assets	$86,283	$88,629,204	$—	$88,715,487

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Hong Kong Sar Dollar	3,900,000	Buy	09/21/16	$502,943	$503,192	$249
							$249

At June 30, 2016, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	13	07/28/16	$1,755,011	$85,283
			$1,755,011	$85,283

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$249
Equity contracts	Net Assets — Unrealized appreciation*	85,283
Total Asset Derivatives		$85,532

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(12,152)	$—	$(12,152)
Equity contracts	—	(242,837)	(242,837)
Total	$(12,152)	$(242,837)	$(254,989)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(161)	$—	$(161)
Equity contracts	—	106,782	106,782
Total	$(161)	$106,782	$106,621

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
Morgan Stanley
Assets:
Forward foreign currency contracts	$249
Total Assets	$249
Net OTC derivative instruments by counterparty, at fair value	$249
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$249

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	21.7%
Industrials	13.3%
Consumer Staples	12.9%
Health Care	11.9%
Consumer Discretionary	11.7%
Materials	6.6%
Information Technology	5.2%
Energy	5.0%
Telecommunication Services	5.0%
Utilities	3.7%
Assets in Excess of Other Liabilities*	3.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Consumer Discretionary: 11.4%
103,209		Daimler AG	$6,175,882	0.5
46,504	#	Merlin Entertainments PLC	273,863	0.0
73,415		Mitsubishi Motors Corp.	338,908	0.0
282,762		Toyota Motor Corp.	13,939,753	1.1
9,176,524		Other Securities(a)	125,313,172	9.8
			146,041,578	11.4
		Consumer Staples: 12.7%
85,207		Anheuser-Busch InBev Worldwide, Inc.	11,267,518	0.9
197,657		British American Tobacco PLC	12,813,978	1.0
266,585		Diageo PLC	7,447,266	0.6
102,503		Imperial Brands PLC	5,559,050	0.4
115,202		Japan Tobacco, Inc.	4,642,895	0.4
88,038		Koninklijke Ahold NV	1,944,114	0.2
26,918		L’Oreal S.A.	5,153,565	0.4
335,605		Nestle S.A.	26,002,116	2.0
68,045		Reckitt Benckiser Group PLC	6,823,019	0.5
102,712		SABMiller PLC	5,990,104	0.5
174,436		Unilever NV	8,112,987	0.6
137,291		Unilever PLC	6,578,352	0.5
570,500	#	WH Group Ltd.	451,833	0.0
3,827,160		Other Securities(a)	59,383,358	4.7
			162,170,155	12.7
		Energy: 5.0%
1,957,621		BP PLC	11,459,027	0.9
433,655		Royal Dutch Shell PLC - Class A	11,910,466	0.9
405,168		Royal Dutch Shell PLC - Class B	11,194,274	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
234,168		Total S.A.	$11,229,815	0.9
2,328,188		Other Securities(a)	18,433,189	1.4
			64,226,771	5.0
		Financials: 21.7%
19,436	#,@	ABN AMRO Group NV	319,542	0.0
1,280,899		AIA Group Ltd.	7,702,974	0.6
48,906		Allianz SE	6,976,836	0.5
308,662		Australia & New Zealand Banking Group Ltd.	5,623,845	0.4
1,538,252		Banco Santander SA	5,969,486	0.5
113,367		BNP Paribas	4,971,791	0.4
180,716		Commonwealth Bank of Australia	10,143,637	0.8
2,083,657		HSBC Holdings PLC	12,909,472	1.0
6,555,896		Lloyds Banking Group Plc	4,748,397	0.4
132,327		Mitsubishi Estate Co., Ltd.	2,427,247	0.2
1,351,306		Mitsubishi UFJ Financial Group, Inc.	6,057,707	0.5
59,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	230,462	0.0
279,777		National Australia Bank Ltd.	5,371,565	0.4
45,276	#,L	Poste Italiane SpA	300,631	0.0
276,191		Prudential PLC	4,686,683	0.4
135,851		Sumitomo Mitsui Financial Group, Inc.	3,922,706	0.3
344,859		Sumitomo Mitsui Trust Holdings, Inc.	1,122,107	0.1
392,331		UBS Group AG	5,090,728	0.4
353,494		Westpac Banking Corp.	7,838,935	0.6
32,508,967		Other Securities(a)	181,328,965	14.2
			277,743,716	21.7
		Health Care: 11.9%
133,917		AstraZeneca PLC	8,006,069	0.6
87,685		Bayer AG	8,806,672	0.7
517,321		GlaxoSmithKline PLC	11,109,529	0.9
240,069		Novartis AG	19,814,948	1.6
197,516		Novo Nordisk A/S	10,636,809	0.8
74,147		Roche Holding AG	19,565,898	1.5
124,616		Sanofi	10,353,482	0.8
94,671		Shire PLC	5,850,935	0.5
97,185		Teva Phaemaceutical Industries Ltd.	4,918,555	0.4
1,507,367		Other Securities(a)	52,730,384	4.1
			151,793,281	11.9
		Industrials: 13.3%
7,070	#	Aena SA	937,136	0.1
104,274		Koninklijke Philips NV	2,589,789	0.2
147,593		Mitsubishi Corp.	2,598,719	0.2
205,361		Mitsubishi Electric Corp.	2,451,673	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials (continued)
316,193		Mitsubishi Heavy Industries Ltd.	$1,271,482	0.1
14,490		Mitsubishi Logistics Corp.	202,720	0.0
81,575		Siemens AG	8,371,360	0.6
26,340,367		Other Securities(a)	152,105,085	11.9
			170,527,964	13.3
		Information Technology: 5.2%
96,619	#	Auto Trader Group PLC	456,747	0.0
105,339		SAP SE	7,911,537	0.6
116,834	#,@	Worldpay Group PLC	425,243	0.0
3,659,112		Other Securities(a)	58,193,224	4.6
			66,986,751	5.2
		Materials: 6.6%
95,843		BASF SE	7,349,153	0.6
339,570		BHP Billiton Ltd.	4,732,335	0.4
223,381		BHP Billiton PLC	2,827,334	0.2
6,008	#	Covestro AG	267,600	0.0
19,055		Koninklijke DSM NV	1,099,296	0.1
44,624		Rio Tinto Ltd.	1,543,572	0.1
132,057		Rio Tinto PLC	4,102,575	0.3
6,269,178		Other Securities(a)	63,107,553	4.9
			85,029,418	6.6
		Telecommunication Services: 5.0%
902,518		BT Group PLC	4,960,804	0.4
346,458		Deutsche Telekom AG	5,907,922	0.5
194,301		KDDI Corp.	5,908,642	0.5
338,976		Koninklijke KPN NV	1,208,264	0.1
101,446		SoftBank Group Corp.	5,736,982	0.4
474,290	@	Telefonica S.A.	4,502,841	0.3
2,825,880		Vodafone Group PLC	8,615,753	0.7
5,207,994		Other Securities	26,448,537	2.1
			63,289,745	5.0
		Utilities: 3.7%
401,770		National Grid PLC	5,908,189	0.5
5,992,324		Other Securities(a)	41,086,689	3.2
			46,994,878	3.7
		Total Common Stock (Cost $1,270,508,903)	1,234,804,257	96.5
PREFERRED STOCK: 0.5%
		Consumer Discretionary: 0.3%
40,841		Other Securities	3,468,091	0.3
		Consumer Staples: 0.2%
18,405		Other Securities	2,249,295	0.2
		Materials: 0.0%
7,773		Other Securities	305,798	0.0
		Total Preferred Stock (Cost $7,397,234)	6,023,184	0.5

Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	Energy: 0.0%
115,518	Other Securities	$37,562	0.0
	Financials: —%
13	Other Securities(a)	—	—
	Industrials: 0.0%
441,204	Other Securities	42,249	0.0
	Telecommunication Services: 0.0%
4,090	Other Securities	1,479	0.0
	Total Rights (Cost $122,551)	81,290	0.0
	Total Long-Term Investments (Cost $1,278,028,688)	1,240,908,731	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.2%
$3,720,500	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $3,720,541, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,794,910, due 08/15/16-11/15/45)	3,720,500	0.3
3,720,500	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,720,548, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,794,910, due 07/15/16-09/20/65)	3,720,500	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued):
$3,720,500	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,720,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,794,910, due 07/07/16-02/01/49)	$3,720,500	0.3
3,720,500	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $3,720,546, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $3,794,910, due 03/15/18-09/09/49)	3,720,500	0.3
783,050	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $783,059, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $798,711, due 12/01/16-02/20/66)	783,050	0.0
		15,665,050	1.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
14,060,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $14,060,000)	14,060,000	1.1
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $29,725,050)	$29,725,050	2.3
Total Investments in Securities (Cost $1,307,753,738)	$1,270,633,781	99.3
Assets in Excess of Other Liabilities	8,636,333	0.7
Net Assets	$1,279,270,114	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,320,429,762.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$149,830,861
Gross Unrealized Depreciation	(199,626,842)
Net Unrealized Depreciation	$(49,795,981)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$215,352	$145,826,226	$—	$146,041,578
Consumer Staples	8,913,016	153,257,139	—	162,170,155
Energy	—	64,226,771	—	64,226,771
Financials	466,553	277,277,163	—	277,743,716
Health Care	189,280	151,604,001	—	151,793,281
Industrials	818,551	169,709,413	—	170,527,964
Information Technology	4,207,977	62,778,774	—	66,986,751
Materials	—	85,029,418	—	85,029,418
Telecommunication Services	462,393	62,827,352	—	63,289,745
Utilities	—	46,994,878	—	46,994,878
Total Common Stock	15,273,122	1,219,531,135	—	1,234,804,257
Preferred Stock	—	6,023,184	—	6,023,184
Rights	51,677	29,613	—	81,290
Short-Term Investments	14,060,000	15,665,050	—	29,725,050
Total Investments, at fair value	$29,384,799	$1,241,248,982	$—	$1,270,633,781
Other Financial Instruments+
Futures	36,899	—	—	36,899
Total Assets	$29,421,698	$1,241,248,982	$—	$1,270,670,680

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following futures contracts were outstanding for Voya International Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	416	09/16/16	$33,596,160	$36,899
			$33,596,160	$36,899

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$36,899
Total Asset Derivatives		$36,899

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$124,593
Total	$124,593

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(134,303)
Total	$(134,303)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Industrials	21.7%
Consumer Discretionary	18.9%
Financials	14.8%
Information Technology	10.3%
Consumer Staples	9.9%
Health Care	7.9%
Telecommunication Services	6.4%
Materials	6.2%
Utilities	2.0%
Energy	0.9%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Consumer Discretionary: 18.9%
60,600	Bridgestone Corp.	$1,947,499	0.6
42,000	Denso Corp.	1,477,784	0.5
54,300	Fuji Heavy Industries Ltd.	1,866,475	0.6
154,500	Honda Motor Co., Ltd.	3,875,673	1.2
67,700	Mitsubishi Motors Corp.	312,526	0.1
239,100	Nissan Motor Co., Ltd.	2,133,805	0.7
196,350	Panasonic Corp.	1,689,305	0.5
122,012	Sony Corp.	3,594,715	1.2
213,260	Toyota Motor Corp.	10,513,406	3.4
3,270,866	Other Securities(a)	31,892,344	10.1
		59,303,532	18.9
	Consumer Staples: 9.9%
114,500	Japan Tobacco, Inc.	4,614,602	1.5
48,400	Kao Corp.	2,818,921	0.9
71,000	Seven & I Holdings Co., Ltd.	2,976,896	0.9
969,392	Other Securities(a)	20,826,332	6.6
		31,236,751	9.9
	Energy: 0.9%
446,310	Other Securities(a)	2,661,131	0.9
	Financials: 14.8%
57,060	Daiwa House Industry Co., Ltd.	1,675,681	0.5
126,000	Mitsubishi Estate Co., Ltd.	2,311,192	0.7
1,352,600	Mitsubishi UFJ Financial Group, Inc.	6,063,508	1.9
43,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	167,536	0.1
90,000	Mitsui Fudosan Co., Ltd.	2,065,571	0.7
51,011	MS&AD Insurance Group Holdings, Inc.	1,321,701	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
2,394,400		Mizuho Financial Group, Inc.	$3,445,683	1.1
120,000		ORIX Corp.	1,552,856	0.5
135,152		Sumitomo Mitsui Financial Group, Inc.	3,902,522	1.2
352,440		Sumitomo Mitsui Trust Holdings, Inc.	1,146,774	0.4
68,600		Tokio Marine Holdings, Inc.	2,283,768	0.7
3,540,832		Other Securities(a)	20,660,955	6.6
			46,597,747	14.8
		Health Care: 7.9%
201,900		Astellas Pharma, Inc.	3,166,265	1.0
60,900		Daiichi Sankyo Co., Ltd.	1,479,572	0.5
41,300		Ono Pharmaceutical Co., Ltd.	1,799,072	0.6
39,000		Otsuka Holdings Co. Ltd.	1,797,233	0.6
26,300		Shionogi & Co., Ltd.	1,437,718	0.4
71,800		Takeda Pharmaceutical Co., Ltd.	3,096,604	1.0
427,840		Other Securities(a)	12,162,212	3.8
			24,938,676	7.9
		Industrials: 21.7%
15,400		Central Japan Railway Co.	2,739,099	0.9
25,100		Daikin Industries Ltd.	2,109,524	0.7
31,500		East Japan Railway Co.	2,919,210	0.9
17,600		Fanuc Ltd.	2,863,049	0.9
132,500		Itochu Corp.	1,620,901	0.5
88,000		Komatsu Ltd.	1,528,707	0.5
126,500		Mitsubishi Corp.	2,227,328	0.7
183,000		Mitsubishi Electric Corp.	2,184,719	0.7
302,000		Mitsubishi Heavy Industries Ltd.	1,214,409	0.4
12,000		Mitsubishi Logistics Corp.	167,884	0.1
152,200		Mitsui & Co., Ltd.	1,816,838	0.6
20,814		Nidec Corp.	1,584,425	0.5
36,200		Recruit Holdings Co. Ltd.	1,322,535	0.4
18,500		Secom Co., Ltd.	1,367,757	0.4
5,400		SMC Corp.	1,328,541	0.4
6,035,354		Other Securities(a)	41,326,935	13.1
			68,321,861	21.7
		Information Technology: 10.3%
91,766	L	Canon, Inc.	2,619,938	0.8
40,900		Fuji Film Holdings Corp.	1,586,937	0.5
436,146		Hitachi Ltd.	1,827,389	0.6
38,800		Hoya Corp.	1,385,781	0.4
3,900		Keyence Corp.	2,661,081	0.8
28,300		Kyocera Corp.	1,346,594	0.4
18,155		Murata Manufacturing Co., Ltd.	2,035,442	0.7
10,600		Nintendo Co., Ltd.	1,523,212	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
4,800	Otsuka Corp.	$224,454	0.1
1,705,377	Other Securities(a)	17,181,875	5.5
		32,392,703	10.3
	Materials: 6.2%
79,065	Nippon Steel & Sumitomo Metal Corp.	1,530,669	0.5
32,100	Shin-Etsu Chemical Co., Ltd.	1,880,691	0.6
3,026,130	Other Securities(a)	16,087,441	5.1
		19,498,801	6.2
	Telecommunication Services: 6.4%
169,100	KDDI Corp.	5,142,287	1.6
132,000	Nippon Telegraph & Telephone Corp.	6,190,129	2.0
127,500	NTT DoCoMo, Inc.	3,438,490	1.1
96,650	SoftBank Group Corp.	5,465,758	1.7
7,300	Other Securities	16,509	0.0
		20,253,173	6.4
	Utilities: 2.0%
880,325	Other Securities	6,130,491	2.0
	Total Common Stock (Cost $274,025,010)	311,334,866	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 2.3%
$1,745,038	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,745,057, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,779,939, due 08/15/16-11/15/45)	1,745,038	0.6
1,745,038	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,745,060, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,779,939, due 07/15/16-09/20/65)	1,745,038	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,745,038	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,745,062, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,779,939, due 07/07/16-02/01/49)	$1,745,038	0.5
1,745,038	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,745,060, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,779,939, due 03/15/18-09/09/49)	1,745,038	0.6
367,285	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $367,289, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $374,631, due 12/01/16-02/20/66)	367,285	0.1
		7,347,437	2.3
	Total Short-Term Investments (Cost $7,347,437)	7,347,437	2.3
	Total Investments in Securities (Cost $281,372,447)	$318,682,303	101.3
	Liabilities in Excess of Other Assets	(4,198,312)	(1.3)
	Net Assets	$314,483,991	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2016 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $285,843,292.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$65,859,106
Gross Unrealized Depreciation	(33,020,095)
Net Unrealized Appreciation	$32,839,011

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,574	$59,277,958	$—	$59,303,532
Consumer Staples	117,756	31,118,995	—	31,236,751
Energy	—	2,661,131	—	2,661,131
Financials	445,000	46,152,747	—	46,597,747
Health Care	—	24,938,676	—	24,938,676
Industrials	6,928	68,314,933	—	68,321,861
Information Technology	—	32,392,703	—	32,392,703
Materials	—	19,498,801	—	19,498,801
Telecommunication Services	—	20,253,173	—	20,253,173
Utilities	—	6,130,491	—	6,130,491
Total Common Stock	595,258	310,739,608	—	311,334,866
Short-Term Investments	—	7,347,437	—	7,347,437
Total Investments, at fair value	$595,258	$318,087,045	$—	$318,682,303
Other Financial Instruments+
Forward Foreign Currency Contracts	—	116,697	—	116,697
Total Assets	$595,258	$318,203,742	$—	$318,799,000
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(16,453)	$—	$(16,453)
Futures	(210,805)	—	—	(210,805)
Total Liabilities	$(210,805)	$(16,453)	$—	$(227,258)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Japanese Yen	299,000,000	Buy	09/21/16	$2,830,113	$2,903,516	$73,403
Bank of America	Japanese Yen	160,000,000	Buy	09/21/16	1,510,427	1,553,721	43,294
							$116,697
Bank of America	Japanese Yen	131,000,000	Sell	09/21/16	$1,262,637	$1,272,109	$(9,472)
Societe Generale	Japanese Yen	68,000,000	Sell	09/21/16	653,350	660,331	(6,981)
							$(16,453)

At June 30, 2016, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	33	09/08/16	$3,980,197	$(210,805)
			$3,980,197	$(210,805)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$116,697
Total Asset Derivatives		$116,697
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$16,453
Equity contracts	Net Assets — Unrealized depreciation*	210,805
Total Liability Derivatives		$227,258

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(99,913)	$—	$(99,913)
Equity contracts	—	(1,294,549)	(1,294,549)
Total	$(99,913)	$(1,294,549)	$(1,394,462)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$131,404	$—	$131,404
Equity contracts	—	(99,786)	(99,786)
Total	$131,404	$(99,786)	$31,618

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	Bank of America	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$116,697	$—	$116,697
Total Assets	$116,697	$—	$116,697
Liabilities:
Forward foreign currency contracts	$9,472	$6,981	$16,453
Total Liabilities	$9,472	$6,981	$16,453
Net OTC derivative instruments by counterparty, at fair value	$107,225	$(6,981)	$100,244
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$107,225	$(6,981)	$100,244

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	31.4%
Consumer Discretionary	19.3%
Health Care	17.3%
Consumer Staples	11.2%
Industrials	9.1%
Financials	4.1%
Materials	3.0%
Telecommunication Services	1.6%
Energy	0.3%
Utilities	0.0%
Assets in Excess of Other Liabilities*	2.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 19.3%
29,041	@	Amazon.com, Inc.	$20,782,320	3.6
14,948	@	Charter Communications, Inc.	3,417,711	0.6
166,424		Comcast Corp. – Class A	10,849,181	1.9
92,906		Home Depot, Inc.	11,863,167	2.1
66,743		Lowe’s Cos, Inc.	5,284,043	0.9
65,610		McDonald’s Corp.	7,895,507	1.4
98,878		Nike, Inc.	5,458,066	0.9
3,693	@	Priceline.com, Inc.	4,610,378	0.8
106,479		Starbucks Corp.	6,082,081	1.1
49,315		TJX Cos., Inc.	3,808,597	0.7
121,148		Walt Disney Co.	11,850,697	2.1
311,985		Other Securities(a)	18,341,170	3.2
			110,242,918	19.3
		Consumer Staples: 11.2%
146,053		Altria Group, Inc.	10,071,815	1.8
217,562		Coca-Cola Co.	9,862,085	1.7
32,516		Costco Wholesale Corp.	5,106,313	0.9
75,468		CVS Health Corp.	7,225,306	1.3
44,347		General Mills, Inc.	3,162,828	0.5
93,813		PepsiCo, Inc.	9,938,549	1.7
253,299		Other Securities	18,786,636	3.3
			64,153,532	11.2
		Energy: 0.3%
32,128		Other Securities	1,763,016	0.3
		Financials: 4.1%
31,447		American Tower Corp.	3,572,694	0.6
20,808		Simon Property Group, Inc.	4,513,255	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
194,756		Other Securities	$15,343,092	2.7
			23,429,041	4.1
		Health Care: 17.3%
120,796		AbbVie, Inc.	7,478,480	1.3
17,478	@	Allergan plc	4,038,991	0.7
56,083		Amgen, Inc.	8,533,028	1.5
16,332	@	Biogen, Inc.	3,949,404	0.7
124,660		Bristol-Myers Squibb Co.	9,168,743	1.6
57,348	@	Celgene Corp.	5,656,233	1.0
72,792		Eli Lilly & Co.	5,732,370	1.0
41,678	@	Express Scripts Holding Co.	3,159,192	0.6
98,909		Gilead Sciences, Inc.	8,250,989	1.4
35,492		Johnson & Johnson	4,305,180	0.8
69,989		UnitedHealth Group, Inc.	9,882,447	1.7
337,021		Other Securities	28,876,400	5.0
			99,031,457	17.3
		Industrials: 9.1%
43,921		3M Co.	7,691,446	1.3
44,530		Boeing Co.	5,783,111	1.0
133,300		General Electric Co.	4,196,284	0.7
56,804		Honeywell International, Inc.	6,607,441	1.2
19,578		Lockheed Martin Corp.	4,858,672	0.9
51,617		United Parcel Service, Inc. - Class B	5,560,183	1.0
212,245		Other Securities	17,126,144	3.0
			51,823,281	9.1
		Information Technology: 31.4%
46,554		Accenture PLC	5,274,103	0.9
36,389	@	Adobe Systems, Inc.	3,485,702	0.6
21,921	@	Alphabet, Inc. - Class A	15,422,081	2.7
22,156	@	Alphabet, Inc. - Class C	15,334,168	2.7
374,868		Apple, Inc.	35,837,381	6.3
28,130		Broadcom Ltd.	4,371,402	0.8
167,548	@	Facebook, Inc.	19,147,385	3.3
45,096		International Business Machines Corp.	6,844,671	1.2
71,945		Mastercard, Inc.	6,335,477	1.1
565,552		Microsoft Corp.	28,939,296	5.1
47,744	@	Salesforce.com, Inc.	3,791,351	0.7
75,000		Texas Instruments, Inc.	4,698,750	0.8
142,276		Visa, Inc. - Class A	10,552,611	1.8
454,486		Other Securities	19,393,442	3.4
			179,427,820	31.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 3.0%
65,250	Du Pont E I de Nemours & Co.	$4,228,200	0.7
109,188	Other Securities	13,069,609	2.3
		17,297,809	3.0
	Telecommunication Services: 1.6%
152,349	Verizon Communications, Inc.	8,507,168	1.5
13,124	Other Securities	567,876	0.1
		9,075,044	1.6
	Utilities: 0.0%
2,849	Other Securities	222,023	0.0
	Total Common Stock (Cost $318,155,847)	556,465,941	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 0.3%
$764,613	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $764,621, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $779,905, due 08/15/16-11/15/45)	764,613	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-09/09/49)	1,000,000	0.2
		1,764,613	0.3
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.4%
13,436,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $13,436,000)	$13,436,000	2.4
	Total Short-Term Investments (Cost $15,200,613)	15,200,613	2.7
	Total Investments in Securities (Cost $333,356,460)	$571,666,554	100.0
	Assets in Excess of Other Liabilities	264,306	—
	Net Assets	$571,930,860	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $333,646,410.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$243,143,426
Gross Unrealized Depreciation	(5,123,282)
Net Unrealized Appreciation	$238,020,144

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$556,465,941	$—	$—	$556,465,941
Short-Term Investments	13,436,000	1,764,613	—	15,200,613
Total Investments, at fair value	$569,901,941	$1,764,613	$—	$571,666,554
Liabilities Table
Other Financial Instruments+
Futures	$(66,400)	$—	$—	$(66,400)
Total Liabilities	$(66,400)	$—	$—	$(66,400)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	145	09/16/16	$15,153,950	$(66,400)
			$15,153,950	$(66,400)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$66,400
Total Liability Derivatives		$66,400

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$425,015
Total	$425,015

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(49,904)
Total	$(49,904)

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	21.0%
Health Care	16.0%
Financials	14.2%
Consumer Discretionary	11.4%
Consumer Staples	11.3%
Industrials	8.7%
Energy	7.3%
Telecommunication Services	3.4%
Materials	2.2%
Utilities	2.1%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 11.4%
21,037	@	Amazon.com, Inc.	$15,054,498	1.9
130,336		Comcast Corp. - Class A	8,496,604	1.0
67,299		Home Depot, Inc.	8,593,409	1.1
47,525		McDonald’s Corp.	5,719,158	0.7
77,141		Starbucks Corp.	4,406,294	0.5
87,760		Walt Disney Co.	8,584,683	1.1
808,586		Other Securities(a)	40,859,283	5.1
			91,713,929	11.4
		Consumer Staples: 11.3%
105,797		Altria Group, Inc.	7,295,761	0.9
210,702		Coca-Cola Co.	9,551,122	1.2
58,031		CVS Health Corp.	5,555,888	0.7
78,115		PepsiCo, Inc.	8,275,503	1.0
83,805		Philip Morris International, Inc.	8,524,645	1.1
144,121		Procter & Gamble Co.	12,202,725	1.5
81,813		Wal-Mart Stores, Inc.	5,973,985	0.7
465,587		Other Securities	33,394,898	4.2
			90,774,527	11.3
		Energy: 7.3%
101,681		Chevron Corp.	10,659,219	1.3
224,250		Exxon Mobil Corp.	21,021,195	2.6
75,266		Schlumberger Ltd.	5,952,035	0.8
432,418		Other Securities	21,094,000	2.6
			58,726,449	7.3
		Financials: 14.2%
555,929		Bank of America Corp.	7,377,178	0.9
102,283	@	Berkshire Hathaway, Inc. - Class B	14,809,556	1.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
158,819		Citigroup, Inc.	$6,732,337	0.8
196,898		JPMorgan Chase & Co.	12,235,242	1.5
247,150		Wells Fargo & Co.	11,697,609	1.5
899,718		Other Securities	60,704,979	7.6
			113,556,901	14.2
		Health Care: 16.0%
87,506		AbbVie, Inc.	5,417,497	0.7
21,387	@	Allergan plc	4,942,322	0.6
40,627		Amgen, Inc.	6,181,398	0.8
90,299		Bristol-Myers Squibb Co.	6,641,491	0.8
52,805		Eli Lilly & Co.	4,158,394	0.5
71,648		Gilead Sciences, Inc.	5,976,876	0.7
148,621		Johnson & Johnson	18,027,727	2.3
75,841		Medtronic PLC	6,580,724	0.8
149,840		Merck & Co., Inc.	8,632,282	1.1
324,998		Pfizer, Inc.	11,443,180	1.4
50,700		UnitedHealth Group, Inc.	7,158,840	0.9
503,591		Other Securities	43,360,211	5.4
			128,520,942	16.0
		Industrials: 8.7%
31,816		3M Co.	5,571,618	0.7
32,254		Boeing Co.	4,188,827	0.5
497,770		General Electric Co.	15,669,800	2.0
41,150		Honeywell International, Inc.	4,786,568	0.6
41,974		United Technologies Corp.	4,304,434	0.5
439,042		Other Securities	35,361,542	4.4
			69,882,789	8.7
		Information Technology: 21.0%
15,880	@	Alphabet, Inc. - Class A	11,172,056	1.4
16,050	@	Alphabet, Inc. - Class C	11,108,205	1.4
296,452		Apple, Inc.	28,340,811	3.5
272,247		Cisco Systems, Inc.	7,810,767	1.0
121,369	@	Facebook, Inc.	13,870,049	1.7
47,551		International Business Machines Corp.	7,217,291	0.9
255,611		Intel Corp.	8,384,041	1.1
52,114		Mastercard, Inc.	4,589,159	0.6
409,681		Microsoft Corp.	20,963,377	2.6
159,952		Oracle Corp.	6,546,835	0.8
79,439		Qualcomm, Inc.	4,255,547	0.5
103,063		Visa, Inc. - Class A	7,644,183	1.0
849,084		Other Securities(a)	36,394,790	4.5
			168,297,111	21.0
		Materials: 2.2%
208,995		Other Securities	17,585,065	2.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 3.4%
333,241	AT&T, Inc.	$14,399,344	1.8
220,714	Verizon Communications, Inc.	12,324,670	1.5
15,409	Other Securities	666,747	0.1
		27,390,761	3.4
	Utilities: 2.1%
247,649	Other Securities	17,087,673	2.1
	Total Common Stock (Cost $358,897,429)	783,536,147	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 0.2%
$402,733	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $402,737, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $410,788, due 08/15/16-11/15/45)	402,733	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-09/09/49)	1,000,000	0.1
		1,402,733	0.2
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.6%
21,158,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $21,158,000)	$21,158,000	2.6
	Total Short-Term Investments (Cost $22,560,733)	22,560,733	2.8
	Total Investments in Securities (Cost $381,458,162)	$806,096,880	100.4
	Liabilities in Excess of Other Assets	(2,903,903)	(0.4)
	Net Assets	$803,192,977	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $385,563,919.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$431,218,368
Gross Unrealized Depreciation	(10,685,407)
Net Unrealized Appreciation	$420,532,961

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$783,536,147	$—	$—	$783,536,147
Short-Term Investments	21,158,000	1,402,733	—	22,560,733
Total Investments, at fair value	$804,694,147	$1,402,733	$—	$806,096,880

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Liabilities Table
Other Financial Instruments+
Futures	$(41,273)	$—	$—	$(41,273)
Total Liabilities	$(41,273)	$—	$—	$(41,273)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	227	09/16/16	$23,723,770	$(41,273)
			$23,723,770	$(41,273)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$41,273
Total Liability Derivatives		$41,273

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$871,878
Total	$871,878

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(27,535)
Total	$(27,535)

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	25.0%
Energy	14.8%
Health Care	14.7%
Consumer Staples	11.4%
Information Technology	9.9%
Industrials	8.3%
Telecommunication Services	5.4%
Utilities	4.4%
Consumer Discretionary	3.1%
Materials	1.3%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Consumer Discretionary: 3.1%
218,617	Ford Motor Co.	$2,748,016	0.7
222,139	Other Securities	9,601,087	2.4
		12,349,103	3.1
	Consumer Staples: 11.4%
55,311	Coca-Cola Co.	2,507,248	0.6
40,126	Colgate-Palmolive Co.	2,937,223	0.7
29,272	Kraft Heinz Co.	2,589,987	0.6
84,142	Mondelez International, Inc.	3,829,302	1.0
77,954	Philip Morris International, Inc.	7,929,481	2.0
150,117	Procter & Gamble Co.	12,710,406	3.2
38,451	Walgreens Boots Alliance, Inc.	3,201,815	0.8
85,221	Wal-Mart Stores, Inc.	6,222,837	1.5
67,285	Other Securities	4,218,282	1.0
		46,146,581	11.4
	Energy: 14.8%
105,915	Chevron Corp.	11,103,070	2.7
69,812	ConocoPhillips	3,043,803	0.8
27,482	EOG Resources, Inc.	2,292,548	0.6
233,583	Exxon Mobil Corp.	21,896,070	5.4
42,939	Occidental Petroleum Corp.	3,244,471	0.8
78,403	Schlumberger Ltd.	6,200,109	1.5
286,154	Other Securities	12,075,559	3.0
		59,855,630	14.8
	Financials: 25.0%
62,462	American International Group, Inc.	3,303,615	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
45,041		American Express Co.	$2,736,691	0.7
579,043		Bank of America Corp.	7,683,901	1.9
106,541	@	Berkshire Hathaway, Inc. - Class B	15,426,072	3.8
7,036		Blackrock, Inc.	2,410,041	0.6
26,027		Chubb Ltd.	3,401,989	0.9
165,429		Citigroup, Inc.	7,012,535	1.7
21,722		Goldman Sachs Group, Inc.	3,227,455	0.8
205,093		JPMorgan Chase & Co.	12,744,479	3.2
91,448		US Bancorp	3,688,098	0.9
257,443		Wells Fargo & Co.	12,184,777	3.0
496,951		Other Securities	26,772,083	6.7
			100,591,736	25.0
		Health Care: 14.7%
82,679		Abbott Laboratories	3,250,111	0.8
25,081		Danaher Corp.	2,533,181	0.6
128,026		Johnson & Johnson	15,529,554	3.9
79,004		Medtronic PLC	6,855,177	1.7
156,082		Merck & Co., Inc.	8,991,884	2.2
314,838		Pfizer, Inc.	11,085,446	2.8
108,243		Other Securities	10,892,926	2.7
			59,138,279	14.7
		Industrials: 8.3%
31,401		Caterpillar, Inc.	2,380,510	0.6
417,898		General Electric Co.	13,155,429	3.2
40,048		Union Pacific Corp.	3,494,188	0.9
43,722		United Technologies Corp.	4,483,691	1.1
171,932		Other Securities	10,169,624	2.5
			33,683,442	8.3
		Information Technology: 9.9%
25,940		Apple, Inc.	2,479,864	0.6
283,575		Cisco Systems, Inc.	8,135,767	2.0
98,259		EMC Corp.	2,669,697	0.7
15,502		International Business Machines Corp.	2,352,893	0.6
242,299		Intel Corp.	7,947,407	2.0
150,285		Oracle Corp.	6,151,165	1.5
65,614		Qualcomm, Inc.	3,514,942	0.9
324,549		Other Securities(a)	6,669,889	1.6
			39,921,624	9.9
		Materials: 1.3%
63,187		Dow Chemical Co.	3,141,026	0.8
22,894		Other Securities	2,124,108	0.5
			5,265,134	1.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 5.4%
347,104	AT&T, Inc.	$14,998,364	3.7
114,951	Verizon Communications, Inc.	6,418,864	1.6
6,143	Other Securities	265,807	0.1
		21,683,035	5.4
	Utilities: 4.4%
32,493	Dominion Resources, Inc.	2,532,180	0.6
38,818	Duke Energy Corp.	3,330,196	0.8
25,941	NextEra Energy, Inc.	3,382,706	0.9
52,919	Southern Co.	2,838,046	0.7
105,592	Other Securities	5,544,347	1.4
		17,627,475	4.4
	Total Common Stock (Cost $340,706,978)	396,262,039	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.0%
$98,020	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $98,021, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $99,980, due 03/15/18-09/09/49) (Cost $98,020)	98,020	0.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
5,595,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $5,595,000)	$5,595,000	1.4
	Total Short-Term Investments (Cost $5,693,020)	5,693,020	1.4
	Total Investments in Securities (Cost $346,399,998)	$401,955,059	99.7
	Assets in Excess of Other Liabilities	1,085,598	0.3
	Net Assets	$403,040,657	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $349,772,329.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,549,843
Gross Unrealized Depreciation	(10,367,113)
Net Unrealized Appreciation	$52,182,730

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$396,262,039	$—	$—	$396,262,039
Short-Term Investments	5,595,000	98,020	—	5,693,020
Total Investments, at fair value	$401,857,039	$98,020	$—	$401,955,059
Liabilities Table
Other Financial Instruments+
Futures	$(3,946)	$—	$—	$(3,946)
Total Liabilities	$(3,946)	$—	$—	$(3,946)

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	65	09/16/16	$6,793,150	$(3,946)
			$6,793,150	$(3,946)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$3,946
Total Liability Derivatives		$3,946

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$300,268
Total	$300,268

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$63,497
Total	$63,497

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Consumer Discretionary	23.8%
Information Technology	20.8%
Health Care	15.6%
Industrials	14.0%
Financials	9.6%
Consumer Staples	7.9%
Materials	4.9%
Energy	1.3%
Telecommunication Services	0.5%
Utilities	0.1%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 23.8%
3,108	@	Autozone, Inc.	$2,467,255	0.9
28,817		Delphi Automotive PLC	1,803,944	0.6
30,044		Dollar General Corp.	2,824,136	1.0
23,926	@	Dollar Tree, Inc.	2,254,786	0.8
12,598		Expedia, Inc.	1,339,167	0.5
14,540		Genuine Parts Co.	1,472,175	0.5
46,417		Newell Rubbermaid, Inc.	2,254,474	0.8
24,945		Omnicom Group, Inc.	2,032,768	0.7
9,982	@	O’Reilly Automotive, Inc.	2,706,120	0.9
41,579		Ross Stores, Inc.	2,357,114	0.8
6,177	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,504,964	0.5
38,839	@,L	Under Armour, Inc.	1,485,759	0.5
934		Viacom, Inc.	43,356	0.0
32,097		Viacom, Inc. - Class B	1,331,063	0.5
1,126,393		Other Securities(a)	42,326,769	14.8
			68,203,850	23.8
		Consumer Staples: 7.9%
19,674		Campbell Soup Co.	1,308,911	0.4
13,537		Church & Dwight Co., Inc.	1,392,822	0.5
11,650		Clorox Co.	1,612,243	0.6
36,455		ConAgra Foods, Inc.	1,742,914	0.6
19,564		Dr Pepper Snapple Group, Inc.	1,890,469	0.7
14,803		Hershey Co.	1,679,992	0.6
24,207		Kellogg Co.	1,976,502	0.7
284,274		Other Securities(a)	10,973,932	3.8
			22,577,785	7.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 1.3%
136,290		Other Securities(a)	$3,757,218	1.3
		Financials: 9.6%
7,309		Equinix, Inc.	2,833,918	1.0
16,001		Moody’s Corp.	1,499,454	0.5
19,577		T. Rowe Price Group, Inc.	1,428,534	0.5
423,272		Other Securities(a)	21,705,247	7.6
			27,467,153	9.6
		Health Care: 15.6%
18,779		AmerisourceBergen Corp.	1,489,550	0.5
17,125	@	BioMarin Pharmaceutical, Inc.	1,332,325	0.5
31,039	@	Cerner Corp.	1,818,885	0.6
7,754		CR Bard, Inc.	1,823,431	0.6
22,286	@	Edwards Lifesciences Corp.	2,222,583	0.8
8,640	@	Henry Schein, Inc.	1,527,552	0.5
15,438	@	Illumina, Inc.	2,167,186	0.8
17,171	@	Incyte Corp., Ltd.	1,373,337	0.5
3,989	@	Intuitive Surgical, Inc.	2,638,364	0.9
20,388		St. Jude Medical, Inc.	1,590,264	0.6
48,119		Zoetis, Inc.	2,283,728	0.8
425,371		Other Securities(a)	24,363,313	8.5
			44,630,518	15.6
		Industrials: 14.0%
12,505		Equifax, Inc.	1,605,642	0.6
30,375	L	Fastenal Co.	1,348,346	0.5
29,747		Nielsen NV	1,545,952	0.5
5,287	@	TransDigm Group, Inc.	1,394,129	0.5
16,191	@	Verisk Analytics, Inc.	1,312,766	0.4
5,840		WW Grainger, Inc.	1,327,140	0.5
523,377		Other Securities(a)	31,585,751	11.0
			40,119,726	14.0
		Information Technology: 20.8%
31,668		Amphenol Corp.	1,815,526	0.6
16,377	@	Citrix Systems, Inc.	1,311,634	0.5
30,715	@	Electronic Arts, Inc.	2,326,968	0.8
19,506		Fidelity National Information Services, Inc.	1,437,202	0.5
23,432	@	Fiserv, Inc.	2,547,761	0.9
9,666	@	FleetCor Technologies, Inc.	1,383,495	0.5
12,406	@	LinkedIn Corp.	2,347,836	0.8
53,764		Nvidia Corp.	2,527,446	0.9
34,046		Paychex, Inc.	2,025,737	0.7
19,108	@	Red Hat, Inc.	1,387,241	0.5
899,162		Other Securities(a)	40,369,032	14.1
			59,479,878	20.8

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 4.9%
13,015	Vulcan Materials Co.	$1,566,485	0.5
250,080	Other Securities(a)	12,543,989	4.4
		14,110,474	4.9
	Telecommunication Services: 0.5%
25,588	Other Securities	1,384,117	0.5
	Utilities: 0.1%
8,488	Other Securities	405,947	0.1
	Total Common Stock (Cost $185,521,201)	282,136,666	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
	Securities Lending Collateralcc: 4.1%
$2,759,689	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,759,719, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,814,883, due 08/15/16-11/15/45)	2,759,689	1.0
2,759,689	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,759,725, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,814,883, due 07/15/16-09/20/65)	2,759,689	0.9
2,759,689	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,759,727, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,814,883, due 07/07/16-02/01/49)	2,759,689	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$2,759,689	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,759,723, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $2,814,883, due 03/15/18-09/09/49)	$2,759,689	1.0
580,868	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $580,875, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $592,485, due 12/01/16-02/20/66)	580,868	0.2
		11,619,624	4.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,399,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $4,399,000)	4,399,000	1.5
	Total Short-Term Investments (Cost $16,018,624)	16,018,624	5.6
	Total Investments in Securities (Cost $201,539,825)	$298,155,290	104.1
	Liabilities in Excess of Other Assets	(11,633,977)	(4.1)
	Net Assets	$286,521,313	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $202,148,039.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$103,519,315
Gross Unrealized Depreciation	(7,512,064)
Net Unrealized Appreciation	$96,007,251

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$282,136,666	$—	$—	$282,136,666
Short-Term Investments	4,399,000	11,619,624	—	16,018,624
Total Investments, at fair value	$286,535,666	$11,619,624	$—	$298,155,290
Other Financial Instruments+
Futures	112,705	—	—	112,705
Total Assets	$286,648,371	$11,619,624	$—	$298,267,995

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	31	09/16/16	$4,628,300	$112,705
			$4,628,300	$112,705

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$112,705
Total Asset Derivatives		$112,705

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$22,384
Total	$22,384

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$129,242
Total	$129,242

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	22.1%
Consumer Discretionary	15.5%
Information Technology	14.1%
Industrials	12.4%
Health Care	9.8%
Utilities	7.5%
Energy	6.0%
Materials	5.5%
Consumer Staples	5.5%
Telecommunication Services	1.1%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 15.5%
9,670	@	Autozone, Inc.	$7,676,433	0.4
93,503		Dollar General Corp.	8,789,282	0.4
74,456	@	Dollar Tree, Inc.	7,016,734	0.4
144,468		Newell Rubbermaid, Inc.	7,016,811	0.4
77,633		Omnicom Group, Inc.	6,326,313	0.3
31,063	@	O’Reilly Automotive, Inc.	8,421,179	0.4
129,399		Ross Stores, Inc.	7,335,629	0.4
6,573,655		Other Securities(a)	247,182,307	12.8
			299,764,688	15.5
		Consumer Staples: 5.5%
42,546		Clorox Co.	5,887,941	0.3
143,620		ConAgra Foods, Inc.	6,866,472	0.4
60,889		Dr Pepper Snapple Group, Inc.	5,883,704	0.3
81,621		Kellogg Co.	6,664,355	0.3
95,743		Tyson Foods, Inc.	6,394,675	0.3
1,411,474		Other Securities(a)	74,535,667	3.9
			106,232,814	5.5
		Energy: 6.0%
144,013		Baker Hughes, Inc.	6,499,307	0.3
171,756		Devon Energy Corp.	6,226,155	0.3
172,859		Marathon Petroleum Corp.	6,561,728	0.4
3,832,830		Other Securities(a)	97,067,465	5.0
			116,354,655	6.0
		Financials: 22.1%
45,054		AvalonBay Communities, Inc.	8,127,291	0.4
50,289		Boston Properties, Inc.	6,633,119	0.3
22,745		Equinix, Inc.	8,818,919	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
191,128		Progressive Corp.	$6,402,788	0.3
171,599		ProLogis, Inc.	8,415,215	0.4
84,702		Realty Income Corp.	5,874,931	0.3
164,852		SunTrust Bank	6,772,120	0.3
274,850	@	Synchrony Financial	6,948,208	0.4
111,062		Ventas, Inc.	8,087,535	0.4
67,135 **		Voya Financial, Inc.	1,662,262	0.1
117,384		Welltower, Inc.	8,941,139	0.5
243,683		Weyerhaeuser Co.	7,254,443	0.4
10,323,828		Other Securities(a)	343,390,706	17.8
			427,328,676	22.1
		Health Care: 9.8%
69,359	@	Edwards Lifesciences Corp.	6,917,173	0.4
48,047	@	Illumina, Inc.	6,744,838	0.3
12,414	@	Intuitive Surgical, Inc.	8,210,743	0.4
91,421		St. Jude Medical, Inc.	7,130,838	0.4
60,647		Zimmer Biomet Holdings, Inc.	7,300,686	0.4
149,741		Zoetis, Inc.	7,106,708	0.4
2,437,872		Other Securities(a)	145,212,960	7.5
			188,623,946	9.8
		Industrials: 12.4%
118,396		Nielsen NV	6,153,040	0.3
112,504		Paccar, Inc.	5,835,583	0.3
4,094,708		Other Securities(a)	227,980,891	11.8
			239,969,514	12.4
		Information Technology: 14.1%
95,594	@	Electronic Arts, Inc.	7,242,202	0.4
106,683		Fidelity National Information Services, Inc.	7,860,403	0.4
72,921	@	Fiserv, Inc.	7,928,700	0.4
38,608	@	LinkedIn Corp.	7,306,564	0.4
167,335		Nvidia Corp.	7,866,418	0.4
105,938		Paychex, Inc.	6,303,311	0.3
6,323,375		Other Securities(a)	226,760,605	11.8
			271,268,203	14.1
		Materials: 5.5%
174,708		Newmont Mining Corp.	6,834,577	0.3
2,773,250		Other Securities(a)	99,631,208	5.2
			106,465,785	5.5
		Telecommunication Services: 1.1%
1,035,207		Other Securities(a)	20,102,952	1.1
		Utilities: 7.5%
100,267		Consolidated Edison, Inc.	8,065,478	0.4
58,864		DTE Energy Co.	5,834,600	0.3
103,997		Edison International	8,077,447	0.4
104,339		Eversource Energy	6,249,906	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
223,024	PPL Corp.	$8,419,156	0.5
166,305	Public Service Enterprise Group, Inc.	7,751,476	0.4
82,124	Sempra Energy	9,363,778	0.5
103,876	WEC Energy Group, Inc.	6,783,103	0.4
167,126	Xcel Energy, Inc.	7,483,902	0.4
2,027,474	Other Securities	75,992,510	3.9
		144,021,356	7.5
	Total Common Stock (Cost $1,174,539,222)	1,920,132,589	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc: 2.4%
$11,238,589	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $11,238,712, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $11,463,361, due 08/15/16-11/15/45)	11,238,589	0.6
11,238,589	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $11,238,734, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $11,463,361, due 07/15/16-09/20/65)	11,238,589	0.6
10,746,013	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $10,746,160, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,960,934, due 07/07/16-02/01/49)	10,746,013	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$11,238,589	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $11,238,728, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $11,463,361, due 03/15/18-09/09/49)	$11,238,589	0.6
2,858,047	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,858,085, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,938,325, due 04/15/18-01/15/29)	2,858,047	0.1
		47,319,827	2.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
19,178,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $19,178,000)	19,178,000	1.0
	Total Short-Term Investments (Cost $66,497,827)	66,497,827	3.4
	Total Investments in Securities (Cost $1,241,037,049)	$1,986,630,416	102.9
	Liabilities in Excess of Other Assets	(55,534,393)	(2.9)
	Net Assets	$1,931,096,023	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

**
Investment in affiliate.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,249,547,648.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$830,474,507
Gross Unrealized Depreciation	(93,391,739)
Net Unrealized Appreciation	$737,082,768

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,920,132,589	$—	$—	$1,920,132,589
Short-Term Investments	19,178,000	47,319,827	—	66,497,827
Total Investments, at fair value	$1,939,310,589	$47,319,827	$—	$1,986,630,416
Liabilities Table
Other Financial Instruments+
Futures	$(202,140)	$—	$—	$(202,140)
Total Liabilities	$(202,140)	$—	$—	$(202,140)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	136	09/16/16	$20,304,800	$(202,140)
			$20,304,800	$(202,140)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$2,542,804	$125,625	$(298,734)	$(707,433)	$1,662,262	$1,333	$(102,430)	$—
	$2,542,804	$125,625	$(298,734)	$(707,433)	$1,662,262	$1,333	$(102,430)	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$202,140
Total Liability Derivatives		$202,140

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,796,788
Total	$2,796,788

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(20,193)
Total	$(20,193)

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	25.6%
Information Technology	16.9%
Industrials	13.8%
Consumer Discretionary	13.5%
Health Care	13.3%
Materials	4.6%
Utilities	4.2%
Consumer Staples	3.2%
Energy	2.9%
Telecommunication Services	1.1%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 13.5%
7,526	L	Cracker Barrel Old Country Store, Inc.	$1,290,483	0.2
32,887	@	DreamWorks Animation SKG, Inc.	1,344,092	0.2
15,036		Jack in the Box, Inc.	1,291,893	0.2
29,323		Texas Roadhouse, Inc.	1,337,129	0.2
4,522,755		Other Securities(a)	91,127,548	12.7
			96,391,145	13.5
		Consumer Staples: 3.2%
26,125		B&G Foods, Inc.	1,259,225	0.2
22,664	@	Prestige Brands Holdings, Inc.	1,255,585	0.2
835,360		Other Securities(a)	20,497,031	2.8
			23,011,841	3.2
		Energy: 2.9%
2,222,814		Other Securities(a)	20,857,046	2.9
		Financials: 25.6%
80,508		CNO Financial Group, Inc.	1,405,670	0.2
29,118		DuPont Fabros Technology, Inc.	1,384,270	0.2
47,399		First Industrial Realty Trust, Inc.	1,318,640	0.2
68,628		FirstMerit Corp.	1,391,090	0.2
177,538		Gramercy Property Trust	1,636,900	0.2
42,974		Healthcare Realty Trust, Inc.	1,503,660	0.2
134,194		Investors Bancorp, Inc.	1,486,870	0.2
98,809		Medical Properties Trust, Inc.	1,502,885	0.2
95,873		New Residential Investment Corp.	1,326,882	0.2
31,736		PrivateBancorp, Inc.	1,397,336	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
29,490		Prosperity Bancshares, Inc.	$1,503,695	0.2
18,984		RLI Corp.	1,305,720	0.2
87,552		Umpqua Holdings Corp.	1,354,429	0.2
36,967		Webster Financial Corp.	1,255,030	0.2
8,821,670		Other Securities(a)	163,443,445	22.8
			183,216,522	25.6
		Health Care: 13.3%
38,828		Healthsouth Corp.	1,507,303	0.2
23,447	@	Parexel International Corp.	1,474,347	0.2
31,104	@	Team Health Holdings, Inc.	1,265,000	0.2
6,303,325		Other Securities(a)	90,684,100	12.7
			94,930,750	13.3
		Industrials: 13.8%
18,970		Curtiss-Wright Corp.	1,598,222	0.2
19,227		Deluxe Corp.	1,276,096	0.2
13,780	@	Teledyne Technologies, Inc.	1,364,909	0.2
26,178		Woodward, Inc.	1,508,900	0.2
3,830,159		Other Securities(a)	92,915,437	13.0
			98,663,564	13.8
		Information Technology: 16.9%
281,106	@	Advanced Micro Devices, Inc.	1,444,885	0.2
34,747	@	Aspen Technology, Inc.	1,398,219	0.2
20,716		Blackbaud, Inc.	1,406,616	0.2
20,832	@	EPAM Systems, Inc.	1,339,706	0.2
12,811		Fair Isaac Corp.	1,447,771	0.2
20,274		j2 Global, Inc.	1,280,709	0.2
28,398		MAXIMUS, Inc.	1,572,397	0.2
45,228	@	Microsemi Corp.	1,478,051	0.2
34,966	@	Take-Two Interactive Software, Inc.	1,325,911	0.2
18,435	@,L	Viasat, Inc.	1,316,259	0.2
5,338,626		Other Securities(a)	106,380,506	14.9
			120,391,030	16.9
		Materials: 4.6%
70,581		Olin Corp.	1,753,232	0.2
36,402		PolyOne Corp.	1,282,806	0.2
19,417		Sensient Technologies Corp.	1,379,384	0.2
1,662,746		Other Securities(a)	28,492,036	4.0
			32,907,458	4.6
		Telecommunication Services: 1.1%
800,422		Other Securities(a)	7,912,491	1.1
		Utilities: 4.2%
28,900		Avista Corp.	1,294,720	0.2
20,796		Black Hills Corp.	1,310,980	0.2
21,043		Idacorp, Inc.	1,711,848	0.2
38,853		New Jersey Resources Corp.	1,497,783	0.2
20,473		NorthWestern Corp.	1,291,232	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
20,903	ONE Gas, Inc.	$1,391,931	0.2
34,142	Portland General Electric Co.	1,506,345	0.2
21,421	Southwest Gas Corp.	1,686,047	0.2
19,018	Spire, Inc.	1,347,235	0.2
20,642	WGL Holdings, Inc.	1,461,247	0.2
618,945	Other Securities(a)	15,750,082	2.2
		30,249,450	4.2
	Total Common Stock (Cost $522,943,854)	708,531,297	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
	Securities Lending Collateralcc: 8.3%
$14,014,277	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $14,014,431, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $14,294,563, due 08/15/16-11/15/45)	14,014,277	2.0
14,014,277	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $14,014,457, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $14,294,562, due 07/15/16-09/20/65)	14,014,277	2.0
13,400,117	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $13,400,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $13,668,119, due 07/07/16-02/01/49)	13,400,117	1.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$14,014,277	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $14,014,450, collateralized by various U.S. Government Securities, 1.000%- 3.625%, Market Value plus accrued interest $14,294,563, due 03/15/18-09/09/49)	$14,014,277	1.9
3,563,894	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $3,563,941, collateralized by various U.S. Government Securities, 0.125%- 2.500%, Market Value plus accrued interest $3,663,999, due 04/15/18-01/15/29)	3,563,894	0.5
		59,006,842	8.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
8,150,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $8,150,000)	8,150,000	1.1
	Total Short-Term Investments (Cost $67,156,842)	67,156,842	9.4
	Total Investments in Securities (Cost $590,100,696)	$775,688,139	108.5
	Liabilities in Excess of Other Assets	(60,696,564)	(8.5)
	Net Assets	$714,991,575	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $591,663,323.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$251,108,373
Gross Unrealized Depreciation	(67,083,557)
Net Unrealized Appreciation	$184,024,816

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$96,391,145	$—	$—	$96,391,145
Consumer Staples	23,011,841	—	—	23,011,841
Energy	20,857,046	—	—	20,857,046
Financials	183,181,661	—	34,861	183,216,522
Health Care	94,859,254	—	71,496	94,930,750
Industrials	98,359,897	303,667	—	98,663,564
Information Technology	120,391,030	—	—	120,391,030
Materials	32,907,458	—	—	32,907,458
Telecommunication Services	7,775,508	—	136,983	7,912,491
Utilities	30,249,450	—	—	30,249,450
Total Common Stock	707,984,290	303,667	243,340	708,531,297
Short-Term Investments	8,150,000	59,006,842	—	67,156,842
Total Investments, at fair value	$716,134,290	$59,310,509	$243,340	$775,688,139
Other Financial Instruments+
Futures	1,444	—	—	1,444
Total Assets	$716,135,734	$59,310,509	$243,340	$775,689,583

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	66	09/16/16	$7,572,840	$1,444
			$7,572,840	$1,444

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,444
Total Asset Derivatives		$1,444

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(518,728)
Total	$(518,728)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$170,320
Total	$170,320

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

U.S. Treasury Obligations	39.8%
U.S. Government Agency Obligations	31.2%
Corporate Bonds/Notes	26.5%
Foreign Government Bonds	3.5%
Collateralized Mortgage Obligations	1.2%
Municipal Bonds	1.0%
Asset-Backed Securities	0.7%
Liabilities in Excess of Other Assets*	(3.9)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.5%
		Basic Materials: 1.1%
$36,850,000		Other Securities(a)	$38,665,322	1.1
		Communications: 3.3%
16,825,000		AT&T, Inc., 1.400%-6.500%, 06/01/17-02/15/47	18,829,584	0.5
500,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	545,929	0.0
500,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	539,035	0.0
1,000,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,199,015	0.0
6,500,000		Cisco Systems, Inc., 1.100%-5.500%, 03/03/17-01/15/40	7,216,575	0.2
7,585,000		Comcast Corp., 3.375%-6.500%, 11/15/17-08/15/45	8,472,222	0.3
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,534,114	0.1
7,225,000		Time Warner Cable, Inc., 4.125%-5.850%, 05/01/17-12/15/43	7,445,823	0.2
4,925,000		Time Warner, Inc., 2.100%-6.500%, 06/01/19-06/01/44	5,686,827	0.2
16,600,000		Verizon Communications, Inc., 1.100%-5.050%, 11/01/17-08/21/54	17,909,953	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
$6,900,000		Viacom, Inc., 2.200%-5.250%, 12/15/16-04/01/44	$6,889,425	0.2
35,650,000		Other Securities	39,093,258	1.1
			115,361,760	3.3
		Consumer, Cyclical: 2.1%
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	503,014	0.0
1,550,000		CVS Caremark Corp., 1.200%-5.300%, 12/05/16-12/05/43	1,658,853	0.1
3,443,000	L	CVS Health Corp., 2.250%-5.125%, 08/12/19-07/20/45	3,855,623	0.1
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	500,215	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	510,699	0.0
300,000		Ford Motor Co., 4.750%, 01/15/43	317,885	0.0
6,000,000		Ford Motor Credit Co. LLC, 2.375%-7.450%, 02/03/17-07/16/31	6,352,728	0.2
2,050,000		Ford Motor Credit Co., LLC, 4.250%-5.875%, 08/02/21-09/20/22	2,302,817	0.1
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,000,543	0.0
500,000	#	Hyundai Capital America, 2.400%, 10/30/18	507,155	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,025,243	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,506,300	0.1
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	403,243	0.0
250,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	253,128	0.0
4,130,000		Wal-Mart Stores, Inc., 3.300%-5.625%, 04/22/24-04/01/40	5,318,707	0.1
41,925,568		Other Securities(a)	45,289,081	1.3
			73,305,234	2.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 4.2%
$5,500,000		AbbVie, Inc., 1.800%-4.700%, 05/14/18-05/14/46	$5,650,421	0.2
842,000	#	Amgen, Inc., 4.563%, 06/15/48	878,172	0.0
5,650,000		Amgen, Inc., 3.625%-4.400%, 11/15/21-05/01/45	6,123,927	0.2
7,250,000		Anheuser-Busch InBev Finance, Inc., 1.900%-4.900%, 02/01/19-02/01/46	7,887,015	0.2
4,250,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%-5.375%, 07/15/17-07/15/42	4,708,943	0.2
6,695,000		Celgene Corp., 1.900%-5.000%, 08/15/17-08/15/45	7,113,424	0.2
5,500,000		Cigna Corp., 4.000%-5.125%, 06/15/20-02/15/22	6,019,600	0.2
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	509,841	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	538,543	0.0
500,000	#	HJ Heinz Co., 5.000%, 07/15/35	575,565	0.0
500,000	#	HJ Heinz Co., 5.200%, 07/15/45	594,849	0.0
250,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	265,688	0.0
6,350,000		UnitedHealth Group, Inc., 1.625%-6.000%, 02/15/18-07/15/45	6,778,473	0.2
89,480,000		Other Securities	97,393,528	2.8
			145,037,989	4.2
		Energy: 2.6%
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	679,788	0.0
4,225,000		Kinder Morgan Energy Partners L.P., 3.500%-6.950%, 03/01/21-09/01/44	4,522,664	0.1
1,800,000	L	Kinder Morgan, Inc./DE, 3.050%-5.550%, 12/01/19-02/15/46	1,803,808	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
$500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	$514,589	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,884,475	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	510,240	0.0
1,000,000		Total Capital International SA, 1.000%-2.750%, 08/12/16-06/19/21	1,020,421	0.1
73,492,000		Other Securities(a)	76,401,864	2.2
			89,337,849	2.6
		Financial: 8.0%
6,325,000		American Express Co., 7.000%, 03/19/18	6,911,802	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	507,859	0.0
16,010,000		Bank of America Corp., 2.000%-5.700%, 03/22/17-10/22/26	16,865,029	0.5
10,065,000		Citigroup, Inc., 2.500%-8.125%, 07/29/19-05/06/44	11,110,498	0.3
1,000,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.800%, 06/09/23	999,524	0.0
1,000,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.450%, 04/16/21	1,009,892	0.0
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	5,812,873	0.2
7,801,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	8,768,535	0.3
15,140,000		Goldman Sachs Group, Inc., 2.550%-6.750%, 04/01/18-05/22/45	16,857,690	0.5
4,100,000		HSBC Holdings PLC, 3.400%-6.500%, 03/08/21-09/15/37	4,851,509	0.1
1,500,000		HSBC USA, Inc., 1.625%-3.500%, 01/16/18-06/23/24	1,507,465	0.1
17,875,000		JPMorgan Chase & Co., 1.625%-5.500%, 05/15/18-10/15/40	20,442,448	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
$16,300,000		Morgan Stanley, 2.125%-6.625%, 04/01/18-09/08/26	$17,417,105	0.5
5,000,000		Private Export Funding Corp., 1.450%-3.550%, 08/15/19-06/15/25	5,310,787	0.2
500,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	509,035	0.0
500,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	510,594	0.0
13,483,000		Wells Fargo & Co., 3.450%-5.606%, 04/01/21-11/17/45	15,313,211	0.4
135,537,000		Other Securities(a)	142,093,752	4.1
			276,799,608	8.0
		Industrial: 1.9%
430,000		General Electric Capital Corp., 5.875%, 01/14/38	583,085	0.0
3,240,000		General Electric Co., 2.700%-6.750%, 12/06/17-03/15/32	4,074,574	0.1
57,894,000		Other Securities(a)	63,130,291	1.8
			67,787,950	1.9
		Technology: 1.3%
9,150,000		Apple, Inc., 1.000%-4.650%, 05/05/17-02/23/46	9,528,149	0.3
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	410,046	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	411,570	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	415,356	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	415,762	0.1
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	432,239	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
$500,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	$536,017	0.0
500,000	#	HP Enterprise Co., 3.600%, 10/15/20	522,447	0.0
5,750,000		Microsoft Corp., 1.000%-4.875%, 05/01/18-11/03/45	6,213,605	0.2
7,600,000		Oracle Corp., 1.200%-5.375%, 10/15/17-05/15/45	8,139,530	0.2
16,426,000		Other Securities(a)	16,971,846	0.5
			43,996,567	1.3
		Utilities: 2.0%
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	315,219	0.0
750,000	#	Sierra Pacific Power Co., 2.600%, 05/01/26	764,576	0.0
63,324,508		Other Securities(a)	70,220,074	2.0
			71,299,869	2.0
		Total Corporate Bonds/Notes (Cost $866,409,094)	921,592,148	26.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
2,000,000	#	BAMLL Commercial Mortgage Securities Trust 2015-200P, 3.218%, 04/14/33	2,123,147	0.1
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,280,682	0.0
4213,538	#	DBUBS 2011-LC2 Mortgage Trust, 5.687%, 07/10/44	236,191	0.0
117,901		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4, 5.552%, 05/12/45	117,790	0.0
4,688,836		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%-5.887%, 05/15/47-02/12/49	4,766,473	0.2
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 3.526%, 12/15/47	2,169,649	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	$3,395,254	0.1
105,000		Morgan Stanley Capital I Trust 2007-HQ11, 5.447%, 02/12/44	106,236	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	104,568	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	102,802	0.0
2,000,000	#	Morgan Stanley Capital I Trust 2011-C3 E, 5.348%, 07/15/49	1,969,044	0.0
277,288	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	277,076	0.0
23,993,735		Other Securities	25,164,156	0.7
		Total Collateralized Mortgage Obligations (Cost $38,780,329)	41,813,068	1.2
MUNICIPAL BONDS: 1.0%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	6,859,270	0.2
		Connecticut : 0.1%
3,735,000		Other Securities	4,857,218	0.1
		New Jersey: 0.2%
5,760,000		Other Securities	8,093,352	0.2
		New York: 0.1%
3,495,000		Other Securities	5,092,530	0.1
		Ohio: 0.2%
3,355,000		Other Securities	5,121,072	0.2
		Washington: 0.2%
3,900,000		Other Securities	5,175,183	0.2
		Total Municipal Bonds (Cost $27,041,453)	35,198,625	1.0
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.4%
1,000,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	1,000,679	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
$820,000	#	Ford Credit Auto Owner Trust 2014-REV2 A, 2.310%, 04/15/26	$838,352	0.0
2,100,000	#	Hyundai Auto Lease Securitization Trust 2015-A A4, 1.650%, 08/15/19	2,112,160	0.1
8,860,000		Other Securities	8,892,184	0.3
			12,843,375	0.4
		Credit Card Asset-Backed Securities: 0.3%
10,598,000		Other Securities	10,911,661	0.3
		Other Asset-Backed Securities: 0.0%
610,568		Other Securities	620,146	0.0
		Total Asset-Backed Securities (Cost $24,399,472)	24,375,182	0.7
U.S. TREASURY OBLIGATIONS: 39.8%
		U.S. Treasury Bonds: 6.7%
10,042,000		3.000%, due 11/15/45	11,556,926	0.3
42,348,000	L	1.625%, due 05/15/26	42,892,257	1.3
20,000,000		2.125%, due 05/15/25	21,138,680	0.6
37,686,000		2.500%, due 02/15/46	39,278,836	1.1
18,645,000		3.500%, due 02/15/39	23,546,230	0.7
13,888,000		3.625%, due 08/15/43	17,936,408	0.5
14,092,000		3.625%, due 02/15/44	18,186,106	0.5
13,251,000		3.750%, due 11/15/43	17,500,384	0.5
34,124,000		2.250%-6.000%, due 11/15/25-11/15/44	42,785,006	1.2
			234,820,833	6.7
		U.S. Treasury Notes: 33.1%
15,354,000		0.625%, due 06/30/18	15,363,903	0.4
27,004,000		0.875%, due 06/15/19	27,139,020	0.8
27,317,000		1.375%, due 06/30/23	27,468,528	0.8
21,510,000		1.125%-1.500%, due 06/30/21-03/31/23	21,718,749	0.6
37,540,000		1.375%, due 04/30/21	38,196,199	1.1
23,740,000		0.750%-1.625%, due 04/30/18-04/30/23	23,958,880	0.7
12,990,000		0.500%, due 08/31/16	12,994,611	0.4
13,521,000		0.625%, due 08/15/16	13,527,679	0.4
16,290,000		0.625%, due 11/15/16	16,306,811	0.5
29,512,000		0.625%, due 06/30/17	29,547,739	0.8
12,736,000		0.750%, due 10/31/17	12,770,082	0.4
20,000,000		0.750%, due 02/28/18	20,057,040	0.6
13,454,000		0.875%, due 05/31/18	13,528,629	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes (continued)
$27,497,000		1.000%, due 08/31/19	$27,718,268	0.8
29,467,000		1.250%, due 11/30/18	29,892,887	0.9
16,756,000		1.375%, due 09/30/18	17,037,451	0.5
19,814,000		1.500%, due 12/31/18	20,227,697	0.6
19,814,000		1.625%, due 07/31/19	20,353,852	0.6
24,847,000		1.625%, due 02/15/26	25,143,027	0.7
22,705,000		1.750%, due 09/30/19	23,420,730	0.7
18,000,000		1.750%, due 09/30/22	18,578,322	0.5
24,900,000		2.000%, due 11/30/20	26,028,269	0.7
20,498,000		2.125%, due 01/31/21	21,559,735	0.6
26,457,000		2.250%, due 11/15/24	28,237,688	0.8
42,155,000		2.375%, due 07/31/17	42,993,168	1.2
19,590,000		2.375%, due 12/31/20	20,802,523	0.6
18,650,000		2.625%, due 04/30/18	19,344,638	0.5
26,255,000		2.750%, due 02/15/19	27,685,687	0.8
36,569,500		2.750%, due 11/15/23	40,330,746	1.2
42,052,000		2.750%, due 02/15/24	46,439,538	1.3
413,068,700		0.500%-8.125%, due 07/31/16-05/15/24	423,237,642	12.2
			1,151,609,738	33.1
		Total U.S. Treasury Obligations (Cost $1,328,265,175)	1,386,430,571	39.8
FOREIGN GOVERNMENT BONDS: 3.5%
4,950,000		Colombia Government International Bond, 4.000%-7.375%, 02/26/24-09/18/37	5,692,125	0.2
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,246,768	0.1
5,775,000	L	Export-Import Bank of Korea, 2.625%-4.000%, 10/20/16-08/12/26	5,976,125	0.2
10,000,000		KFW, 2.625%, 01/25/22	10,663,570	0.3
8,000,000		Mexico Government International Bond, 4.750%, 03/08/44	8,640,000	0.2
5,805,000		Petroleos Mexicanos, 4.250%-6.000%, 03/05/20-06/27/44	6,017,118	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,657,772	0.2
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	1,021,868	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,826,922	0.4
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
$4,000,000		Peru Government International Bond, 6.550%, 03/14/37	$5,410,000	0.1
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	178,637	0.0
36,639,000		Other Securities(a)	39,349,320	1.1
		Multi-National: 0.5%
10,700,000	L	European Investment Bank, 1.125%-1.625%, 08/15/19-06/15/21	10,826,063	0.3
7,206,000		Other Securities	7,341,231	0.2
			18,167,294	0.5
		Total Foreign Government Bonds (Cost $118,546,194)	123,847,519	3.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.2%
		Federal Home Loan Mortgage Corporation: 10.0%##
21,246,000		1.000%, due 09/29/17	21,350,276	0.6
17,270,000	W,Z	3.000%, due 08/01/44	17,871,984	0.5
137,379,142		3.500%, due 03/01/46	145,193,741	4.2
152,286,140	W	1.000%-6.750%, due 03/08/17-05/01/46	165,069,289	4.7
			349,485,290	10.0
		Federal National Mortgage Association: 12.7%##
20,400,000		2.230%, due 12/06/22	20,413,994	0.6
19,076,000	W	2.500%, due 07/01/30	19,737,314	0.6
14,898,816		3.000%, due 07/01/43	15,498,862	0.5
43,700,000	W	3.000%, due 07/01/45	45,354,103	1.3
20,765,732		3.500%, due 11/01/42	21,966,533	0.6
17,543,674		4.000%, due 06/01/45	18,943,635	0.5
274,361,258		1.500%-7.250%, due 11/01/16-11/01/45	298,291,757	8.6
			440,206,198	12.7
		Government National Mortgage Association: 7.6%
48,339,000	W	3.000%, due 08/01/44	50,447,222	1.5
19,246,507		3.000%, due 02/20/46	20,155,572	0.6
79,911,000	W	3.500%, due 07/01/44	84,821,158	2.4
12,751,863		4.000%, due 10/20/43	13,673,469	0.4
86,215,966		2.000%-6.000%, due 10/15/36-05/16/51	94,087,362	2.7
			263,184,783	7.6
		Other U.S. Agency Obligations: 0.9%
22,990,000		1.100%, due 11/06/18	22,990,345	0.6
$6,585,000		1.875%-7.125%, due 08/25/16-01/15/38	9,301,556	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Other U.S. Agency Obligations: (continued)
		$32,291,901	0.9
	Total U.S. Government Agency Obligations (Cost $1,060,976,871)	1,085,168,172	31.2
	Total Long-Term Investments (Cost $3,464,418,588)	3,618,425,285	103.9
SHORT-TERM INVESTMENTS: 2.5%
	Commercial Paper: 0.7%
5,000,000	American Electric Power Inc., 0.780%, 08/04/16	4,996,272	0.2
15,000,000	Monsanto Company, 0.790%, 08/08/16	14,987,455	0.4
1,833,000	Pacific Gas & Electric Co., 0.810%, 08/02/16	1,831,666	0.1
		21,815,393	0.7
	Securities Lending Collateralcc: 1.4%
11,764,889	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $11,765,018, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $12,000,187, due 08/15/16-11/15/45)	11,764,889	0.3
11,764,889	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $11,765,040, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $12,000,187, due 07/15/16-09/20/65)	11,764,889	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$11,249,668	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $11,249,822, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $11,474,661, due 07/07/16-02/01/49)	$11,249,668	0.3
11,764,889	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $11,765,034, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $12,000,187, due 03/15/18-09/09/49)	11,764,889	0.3
2,991,879	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,991,918, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,075,916, due 04/15/18-01/15/29)	2,991,879	0.1
		49,536,214	1.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
15,633,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $15,633,000)	$15,633,000	0.4
	Total Short-Term Investments (Cost $86,979,498)	86,984,607	2.5
	Total Investments in Securities (Cost $3,551,398,086)	$3,705,409,892	106.4
	Liabilities in Excess of Other Assets	(223,481,673)	(6.4)
	Net Assets	$3,481,928,219	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $3,555,877,634.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$158,105,217
Gross Unrealized Depreciation	(8,572,959)
Net Unrealized Appreciation	$149,532,258

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$921,592,148	$—	$921,592,148
Collaterized Mortgage Obligations	—	41,813,068	—	41,813,068
Municipal Bonds	—	35,198,625	—	35,198,625
Short-Term Investments	15,633,000	71,351,607	—	86,984,607
U.S. Treasury Obligations	—	1,386,430,571	—	1,386,430,571
Foreign Government Bonds	—	123,847,519	—	123,847,519
U.S. Government Agency Obligations	—	1,085,168,172	—	1,085,168,172
Asset-Backed Securities	—	24,375,182	—	24,375,182
Total Investments, at fair value	$15,633,000	$3,689,776,892	$—	$3,705,409,892

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest Rate Contracts	$(188,844)
Total	$(188,844)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest Rate Contracts	$(132,429)
Total	$(132,429)

See Accompanying Notes to Financial Statements

[This Page Intentionally Left Blank]

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-VIPALL         (0616-082216)

Semi-Annual Report
June 30, 2016
Classes I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,023.40	0.44%	$2.21	$1,000.00	$1,022.68	0.44%	$2.21
Class S	1,000.00	1,022.00	0.69	3.47	1,000.00	1,021.43	0.69	3.47
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,057.20	0.50%	$2.56	$1,000.00	$1,022.38	0.50%	$2.51
Class S	1,000.00	1,055.80	0.75	3.83	1,000.00	1,021.13	0.75	3.77
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,070.70	0.50%	$2.57	$1,000.00	$1,022.38	0.50%	$2.51
Class S	1,000.00	1,068.80	0.75	3.86	1,000.00	1,021.13	0.75	3.77

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$729,198,354	$614,082,345	$276,970,309
Short-term investments at fair value**	14,692,139	19,612,056	17,077,069
Total investments at fair value	$743,890,493	$633,694,401	$294,047,378
Cash	137,099	116,146	48,439
Cash collateral for futures	381,270	398,200	144,600
Receivables:
Investment securities sold	—	19,157,020	4,882,178
Fund shares sold	189,682	64,215	2,107
Dividends	832,703	687,692	202,754
Prepaid expenses	7,402	6,738	2,961
Other assets	71,504	47,611	24,319
Total assets	745,510,153	654,172,023	299,354,736
LIABILITIES:
Payable for investment securities purchased	—	17,481,542	4,131,659
Payable for fund shares redeemed	1,039,443	470,866	410,911
Payable upon receipt of securities loaned	5,369,424	11,671,448	13,934,510
Payable for investment management fees	244,665	233,272	104,752
Payable for distribution and shareholder service fees	21,668	20,847	15,533
Payable for directors fees	3,367	3,000	1,343
Payable to directors under the deferred compensation plan (Note 6)	71,504	47,611	24,319
Other accrued expenses and liabilities	128,380	130,139	61,499
Total liabilities	6,878,451	30,058,725	18,684,526
NET ASSETS	$738,631,702	$624,113,298	$280,670,210
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$681,591,705	$564,561,554	$242,594,156
Undistributed net investment income	6,077,654	3,505,814	1,352,708
Accumulated net realized gain (loss)	(13,711,524)	15,839,529	5,450,072
Net unrealized appreciation	64,673,867	40,206,401	31,273,274
NET ASSETS	$738,631,702	$624,113,298	$280,670,210
+ Including securities loaned at value	$5,241,342	$11,363,679	$13,601,168
* Cost of investments in securities	$664,471,280	$573,777,234	$245,673,392
** Cost of short-term investments	$14,692,139	$19,612,056	$17,077,069
Class I
Net assets	$632,794,135	$522,951,546	$205,271,008
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,187,298	26,725,288	9,072,704
Net asset value and redemption price per share	$22.45	$19.57	$22.63
Class S
Net assets	$105,837,567	$101,161,752	$75,399,202
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,746,305	5,238,879	3,363,878
Net asset value and redemption price per share	$22.30	$19.31	$22.41
See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,787,297	$5,046,115	$1,924,513
Securities lending income, net	37,610	150,750	230,739
Total investment income	7,824,907	5,196,865	2,155,252
EXPENSES:
Investment management fees	1,506,727	1,491,871	667,704
Distribution and shareholder service fees:
Class S	130,073	122,468	90,982
Transfer agent fees	426	335	204
Shareholder reporting expense	34,296	47,776	22,488
Professional fees	27,564	28,364	14,145
Custody and accounting expense	42,253	38,894	18,287
Directors fees	10,100	9,000	4,028
Miscellaneous expense	16,743	18,710	8,790
Total expenses	1,768,182	1,757,418	826,628
Net waived and reimbursed fees	(150,671)	(134,268)	(60,093)
Net expenses	1,617,511	1,623,150	766,535
Net investment income	6,207,396	3,573,715	1,388,717
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,112,655	15,631,215	5,605,245
Futures	266,971	534,745	55,052
Net realized gain	13,379,626	16,165,960	5,660,297
Net change in unrealized appreciation (depreciation) on:
Investments	(4,091,617)	13,714,927	11,276,408
Futures	(34,101)	(53,999)	(2,205)
Net change in unrealized appreciation (depreciation)	(4,125,718)	13,660,928	11,274,203
Net realized and unrealized gain	9,253,908	29,826,888	16,934,500
Increase in net assets resulting from operations	$15,461,304	$33,400,603	$18,323,217
* Foreign taxes withheld	$21,130	$—	$324
See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$6,207,396	$12,407,359	$3,573,715	$6,110,938
Net realized gain	13,379,626	51,270,163	16,165,960	60,179,164
Net change in unrealized appreciation (depreciation)	(4,125,718)	(57,674,616)	13,660,928	(76,686,811)
Increase (decrease) in net assets resulting from operations	15,461,304	6,002,906	33,400,603	(10,396,709)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(10,809,595)	(9,833,495)	(5,342,632)	(5,175,436)
Class S	(1,522,802)	(1,620,104)	(767,459)	(760,762)
Net realized gains:
Class I	—	—	(49,733,332)	(76,949,367)
Class S	—	—	(9,821,479)	(16,110,252)
Total distributions	(12,332,397)	(11,453,599)	(65,664,902)	(98,995,817)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	86,029,577	7,722,329	5,383,171	10,401,332
Reinvestment of distributions	12,332,397	11,453,599	65,664,902	98,995,817
	98,361,974	19,175,928	71,048,073	109,397,149
Cost of shares redeemed	(37,805,653)	(107,976,335)	(30,641,703)	(84,382,459)
Net increase (decrease) in net assets resulting from capital share transactions	60,556,321	(88,800,407)	40,406,370	25,014,690
Net increase (decrease) in net assets	63,685,228	(94,251,100)	8,142,071	(84,377,836)
NET ASSETS:
Beginning of year or period	674,946,474	769,197,574	615,971,227	700,349,063
End of year or period	$738,631,702	$674,946,474	$624,113,298	$615,971,227
Undistributed net investment income at end of year or period	$6,077,654	$12,202,655	$3,505,814	$6,042,190

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,388,717	$2,234,994
Net realized gain	5,660,297	31,163,196
Net change in unrealized appreciation (depreciation)	11,274,203	(42,400,609)
Increase (decrease) in net assets resulting from operations	18,323,217	(9,002,419)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,780,955)	(1,956,235)
Class S	(456,102)	(544,211)
Net realized gains:
Class I	(5,776,000)	—
Class S	(2,170,037)	—
Total distributions	(10,183,094)	(2,500,446)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,006,523	5,950,928
Reinvestment of distributions	10,183,094	2,500,446
	13,189,617	8,451,374
Cost of shares redeemed	(15,976,197)	(40,482,272)
Net decrease in net assets resulting from capital share transactions	(2,786,580)	(32,030,898)
Net increase (decrease) in net assets	5,353,543	(43,533,763)
NET ASSETS:
Beginning of year or period	275,316,667	318,850,430
End of year or period	$280,670,210	$275,316,667
Undistributed net investment income at end of year or period	$1,352,708	$2,201,048

See Accompanying Notes to Financial Statements
8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class I
06-30-16	22.32	0.21•	0.30	0.51	0.38	—	—	0.38	—	22.45	2.34	0.49	0.44	0.44	1.95	632,794	54
12-31-15	22.48	0.39•	(0.19)	0.20	0.36	—	—	0.36	—	22.32	0.84	0.49	0.44	0.44	1.74	565,257	66
12-31-14	20.05	0.33•	2.41	2.74	0.31	—	—	0.31	—	22.48	13.86	0.44	0.44	0.44	1.58	639,454	72
12-31-13	15.37	0.28•	4.72	5.00	0.32	—	—	0.32	—	20.05	32.92	0.44	0.44	0.44	1.60	601,491	80
12-31-12	13.64	0.27•	1.70	1.97	0.24	—	—	0.24	—	15.37	14.45	0.45	0.45	0.45	1.84	516,227	166
12-31-11	13.89	0.21•	(0.20)	0.01	0.26	—	—	0.26	—	13.64	(0.09)	0.44	0.44	0.44	1.54	544,124	130
Class S
06-30-16	22.14	0.18•	0.30	0.48	0.32	—	—	0.32	—	22.30	2.20	0.74	0.69	0.69	1.68	105,838	54
12-31-15	22.29	0.33•	(0.18)	0.15	0.30	—	—	0.30	—	22.14	0.63	0.74	0.69	0.69	1.49	109,690	66
12-31-14	19.89	0.28•	2.38	2.66	0.26	—	—	0.26	—	22.29	13.54	0.69	0.69	0.69	1.33	129,744	72
12-31-13	15.24	0.24•	4.68	4.92	0.27	—	—	0.27	—	19.89	32.67	0.69	0.69	0.69	1.35	136,884	80
12-31-12	13.53	0.23•	1.68	1.91	0.20	—	—	0.20	—	15.24	14.11	0.70	0.70	0.70	1.59	127,156	166
12-31-11	13.78	0.18•	(0.21)	(0.03)	0.22	—	—	0.22	—	13.53	(0.34)	0.69	0.69	0.69	1.28	132,939	130
Voya Index Plus MidCap Portfolio
Class I
06-30-16	20.74	0.13•	0.98	1.11	0.22	2.06	—	2.28	—	19.57	5.72	0.55	0.50	0.50	1.34	522,952	55
12-31-15	24.58	0.22	(0.45)	(0.23)	0.23	3.38	—	3.61	—	20.74	(1.79)	0.54	0.49	0.49	0.94	513,583	90
12-31-14	23.62	0.21•	1.95	2.16	0.19	1.01	—	1.20	—	24.58	9.56	0.49	0.49	0.49	0.89	577,230	72
12-31-13	17.76	0.17•	5.92	6.09	0.23	—	—	0.23	—	23.62	34.56	0.49	0.49	0.49	0.81	588,001	66
12-31-12	15.22	0.21•	2.48	2.69	0.15	—	—	0.15	—	17.76	17.70	0.50	0.50	0.50	1.24	491,445	164
12-31-11	15.51	0.14	(0.30)	(0.16)	0.13	—	—	0.13	—	15.22	(1.15)	0.49	0.49	0.49	0.83	482,378	101
Class S
06-30-16	20.46	0.11•	0.96	1.07	0.16	2.06	—	2.22	—	19.31	5.58	0.80	0.75	0.75	1.09	101,162	55
12-31-15	24.29	0.15•	(0.44)	(0.29)	0.16	3.38	—	3.54	—	20.46	(2.06)	0.79	0.74	0.74	0.69	102,389	90
12-31-14	23.35	0.15•	1.93	2.08	0.13	1.01	—	1.14	—	24.29	9.30	0.74	0.74	0.74	0.63	123,119	72
12-31-13	17.56	0.12•	5.85	5.97	0.18	—	—	0.18	—	23.35	34.23	0.74	0.74	0.74	0.56	135,017	66
12-31-12	15.05	0.17•	2.44	2.61	0.10	—	—	0.10	—	17.56	17.38	0.75	0.75	0.75	0.99	117,845	164
12-31-11	15.34	0.09•	(0.29)	(0.20)	0.09	—	—	0.09	—	15.05	(1.39)	0.74	0.74	0.74	0.58	117,222	101
Voya Index Plus SmallCap Portfolio
Class I
06-30-16	21.97	0.13•	1.39	1.52	0.20	0.66	—	0.86	—	22.63	7.07	0.55	0.50	0.50	1.19	205,271	29
12-31-15	22.90	0.19•	(0.92)	(0.73)	0.20	—	—	0.20	—	21.97	(3.21)	0.55	0.50	0.50	0.81	199,425	46
12-31-14	21.86	0.18•	1.00	1.18	0.14	—	—	0.14	—	22.90	5.44	0.50	0.50	0.50	0.84	226,277	40
12-31-13	15.48	0.13•	6.43	6.56	0.18	—	—	0.18	—	21.86	42.70	0.49	0.49	0.49	0.70	243,564	55
12-31-12	13.85	0.16•	1.55	1.71	0.08	—	—	0.08	—	15.48	12.38	0.51	0.51	0.51	1.06	176,644	144
12-31-11	14.06	0.08	(0.17)	(0.09)	0.12	—	—	0.12	—	13.85	(0.74)	0.50	0.50	0.50	0.52	186,300	115
See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus SmallCap Portfolio (continued)
Class S
06-30-16	21.74	0.10•	1.37	1.47	0.14	0.66	—	0.80	—	22.41	6.88	0.80	0.75	0.75	0.94	75,399	29
12-31-15	22.66	0.13•	(0.91)	(0.78)	0.14	—	—	0.14	—	21.74	(3.47)	0.80	0.75	0.75	0.55	75,891	46
12-31-14	21.62	0.13•	1.00	1.13	0.09	—	—	0.09	—	22.66	5.24	0.75	0.75	0.75	0.59	92,574	40
12-31-13	15.32	0.08•	6.36	6.44	0.14	—	—	0.14	—	21.62	42.28	0.74	0.74	0.74	0.45	106,112	55
12-31-12	13.70	0.12•	1.54	1.66	0.04	—	—	0.04	—	15.32	12.14	0.76	0.76	0.76	0.82	87,102	144
12-31-11	13.91	0.05	(0.18)	(0.13)	0.08	—	—	0.08	—	13.70	(0.98)	0.75	0.75	0.75	0.26	90,025	115

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•
Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Class I and Class S. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”).

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Summary Portfolio of Investments.

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts entered into by any Portfolio during the period ended June 30, 2016.
Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2016, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2016, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of  $6,728,847, $6,347,293 and $2,259,000, respectively.
I. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$414,623,224	$361,326,356
Index Plus MidCap	328,279,123	350,582,508
Index Plus SmallCap	77,297,298	88,510,982
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
The Investment Adviser is contractually obligated to waive a portion of the management fee of each Portfolio equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class S shares of the Portfolios have a shareholder services and distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Insurance and Annuity Company	Index Plus LargeCap	13.67%
	Index Plus MidCap	14.95
	Index Plus SmallCap	25.31
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	69.63
	Index Plus MidCap	78.91
	Index Plus SmallCap	66.28

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios did not utilize the line of credit during the six months ended June 30, 2016.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class I
6/30/2016	3,792,977	—	492,016	(1,420,801)	2,864,192	85,275,850	—	10,809,595	(31,046,177)	65,039,268
12/31/2015	281,977	—	429,410	(3,834,876)	(3,123,489)	6,238,383	—	9,833,495	(85,608,944)	(69,537,066)
Class S
6/30/2016	34,674	—	69,757	(312,814)	(208,383)	753,727	—	1,522,802	(6,759,476)	(4,482,947)
12/31/2015	65,979	—	71,213	(1,002,079)	(864,887)	1,483,946	—	1,620,104	(22,367,391)	(19,263,341)
Index Plus MidCap
Class I
6/30/2016	248,185	—	2,907,918	(1,198,732)	1,957,371	5,018,173	—	55,075,964	(23,762,795)	36,331,342
12/31/2015	359,898	—	3,727,862	(2,799,056)	1,288,704	8,083,037	—	82,124,803	(63,045,403)	27,162,437
Class S
6/30/2016	18,530	—	566,253	(350,903)	233,880	364,998	—	10,588,938	(6,878,908)	4,075,028
12/31/2015	106,835	—	774,966	(945,262)	(63,461)	2,318,295	—	16,871,014	(21,337,056)	(2,147,747)
Index Plus SmallCap
Class I
6/30/2016	130,391	—	347,766	(482,346)	(4,189)	2,870,178	—	7,556,955	(10,481,329)	(54,196)
12/31/2015	210,461	—	84,430	(1,097,809)	(802,918)	4,767,988	—	1,956,235	(25,111,023)	(18,386,800)
Class S
6/30/2016	6,372	—	121,919	(255,673)	(127,382)	136,345	—	2,626,139	(5,494,868)	(2,732,384)
12/31/2015	53,577	—	23,702	(671,983)	(594,704)	1,182,940	—	544,211	(15,371,249)	(13,644,098)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following is a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:
Index Plus LargeCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$1,522,190	$(1,522,190)	$—
HSBC Bank PLC	1,513,485	(1,513,485)	—
JP Morgan Clearing Corp	2,205,668	(2,205,668)	—
Total	$5,241,342	$(5,241,342)	$—

(1)
Collateral with a fair value of  $5,369,424 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage, Inc.	$1,437,284	$(1,437,284)	$—
Barclays Capital Inc.	38,033	(38,033)	—
Goldman, Sachs & Co.	322,229	(322,229)	—
JP Morgan Clearing Corp	6,503,474	(6,503,474)	—
Morgan Stanley & Co. LLC	1,047,627	(1,047,627)	—
RBC Capital Markets, LLC	430,661	(430,661)	—
RBC Dominion Securities Inc	64,318	(64,318)	—
SG Americas Securities, LLC	1,520,054	(1,520,054)	—
Total	$11,363,679	$(11,363,679)	$—

(1)
Collateral with a fair value of  $11,671,448 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$8,200	$(8,200)	$—
BNP Paribas Prime Brokerage Intl Ltd	446,340	(446,340)	—
BNP Paribas	1,258,613	(1,258,613)	—
Credit Suisse Securities (USA) LLC	29,144	(29,144)	—
Deutsche Bank Securities Inc.	111,186	(111,186)	—
Goldman, Sachs & Co.	370,930	(370,930)	—
HSBC Bank PLC	474,567	(474,567)	—
JP Morgan Clearing Corp	2,488,693	(2,488,693)	—
Janney Montgomery Scott LLC	6,519	(6,519)	—
Morgan Stanley & Co. LLC	6,185,196	(6,185,196)	—
National Financial Services LLC	1,432,852	(1,432,852)	—
Nomura Securities International, Inc.	21,730	(21,730)	—
RBC Capital Markets, LLC	39,537	(39,537)	—
RBC Dominion Securities Inc	3,264	(3,264)	—
SG Americas Securities, LLC	253,565	(253,565)	—
UBS Securities LLC.	450,152	(450,152)	—
Wells Fargo Securities LLC	20,682	(20,682)	—
Total	$13,601,168	$(13,601,168)	$—

(1)
Collateral with a fair value of  $13,934,510 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$12,332,397	$—	$11,453,599	$—
Index Plus MidCap	6,110,091	59,554,811	17,813,399	81,182,418
Index Plus SmallCap	2,237,057	7,946,037	2,500,446	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Index Plus LargeCap	$12,331,710	$—	$68,089,709	$(26,381,274)	2017
Index Plus MidCap	6,109,762	59,552,794	26,221,059	—	—
Index Plus SmallCap	2,235,897	7,945,783	19,789,100	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 12 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	19.1%
Health Care	15.3%
Financials	13.9%
Consumer Discretionary	12.5%
Consumer Staples	10.2%
Industrials	9.5%
Energy	7.4%
Utilities	4.1%
Materials	3.5%
Telecommunication Services	3.2%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 12.5%
23,054	@	Amazon.com, Inc.	$16,497,903	2.2
138,952		Coach, Inc.	5,660,904	0.8
185,183		Comcast Corp. - Class A	12,072,080	1.7
94,250		Home Depot, Inc.	12,034,783	1.6
80,608		McDonald’s Corp.	9,700,367	1.3
606,572		Other Securities	36,445,733	4.9
			92,411,770	12.5
		Consumer Staples: 10.2%
61,181		Church & Dwight Co., Inc.	6,294,913	0.9
113,489		PepsiCo, Inc.	12,023,025	1.6
118,254		Philip Morris International, Inc.	12,028,797	1.6
136,745		Wal-Mart Stores, Inc.	9,985,120	1.4
514,932		Other Securities	34,828,227	4.7
			75,160,082	10.2
		Energy: 7.4%
132,026		Chevron Corp.	13,840,285	1.9
128,042		Exxon Mobil Corp.	12,002,657	1.6
112,801		Schlumberger Ltd.	8,920,303	1.2
114,233		Valero Energy Corp.	5,825,883	0.8
346,388		Other Securities(a)	14,005,426	1.9
			54,594,554	7.4
		Financials: 13.9%
51,414	@	Berkshire Hathaway, Inc. - Class B	7,444,233	1.0
189,493		Citigroup, Inc.	8,032,608	1.1
118,884		Discover Financial Services	6,370,994	0.8
234,829		JPMorgan Chase & Co.	14,592,274	2.0
92,592		Prudential Financial, Inc.	6,605,513	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
40,089		Simon Property Group, Inc.	$8,695,304	1.2
86,916		T. Rowe Price Group, Inc.	6,342,261	0.8
203,771		Wells Fargo & Co.	9,644,481	1.3
1,636,417		Other Securities	35,415,791	4.8
			103,143,459	13.9
		Health Care: 15.3%
113,963		AbbVie, Inc.	7,055,449	1.0
65,607		Amgen, Inc.	9,982,105	1.3
79,011		Danaher Corp.	7,980,111	1.1
60,823	@	Edwards Lifesciences Corp.	6,065,878	0.8
120,350		Gilead Sciences, Inc.	10,039,597	1.4
9,906	@	Intuitive Surgical, Inc.	6,551,927	0.9
80,158		Johnson & Johnson	9,723,165	1.3
212,414		Merck & Co., Inc.	12,237,171	1.7
78,593		UnitedHealth Group, Inc.	11,097,332	1.5
553,923		Other Securities(a)	32,070,450	4.3
			112,803,185	15.3
		Industrials: 9.5%
162,110		Delta Air Lines, Inc.	5,905,667	0.8
262,494		General Electric Co.	8,263,311	1.1
192,743		Masco Corp.	5,963,469	0.8
32,852		Northrop Grumman Corp.	7,302,343	1.0
141,540		Southwest Airlines Co.	5,549,783	0.8
55,881		Stanley Black & Decker, Inc.	6,215,085	0.8
461,040		Other Securities	30,891,116	4.2
			70,090,774	9.5
		Information Technology: 19.1%
6,730	@	Alphabet, Inc. - Class A	4,734,757	0.7
11,655	@	Alphabet, Inc. - Class C	8,066,426	1.1
251,167		Apple, Inc.	24,011,565	3.3
277,732		Applied Materials, Inc.	6,657,236	0.9
48,171		Broadcom Ltd.	7,485,773	1.0
393,835		Cisco Systems, Inc.	11,299,126	1.5
141,961	@	Facebook, Inc.	16,223,303	2.2
73,422		Lam Research Corp.	6,171,853	0.8
364,563		Microsoft Corp.	18,654,689	2.5
168,358		Qualcomm, Inc.	9,018,938	1.2
664,422		Other Securities	28,653,168	3.9
			140,976,834	19.1
		Materials: 3.5%
150,273		Dow Chemical Co.	7,470,071	1.0
317,883		Other Securities	18,117,101	2.5
			25,587,172	3.5
		Telecommunication Services: 3.2%
380,106		AT&T, Inc.	16,424,380	2.2
132,525		Verizon Communications, Inc.	7,400,196	1.0
			23,824,576	3.2

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 4.1%
196,419	Exelon Corp.	$7,141,795	0.9
56,703	NextEra Energy, Inc.	7,394,071	1.0
360,379	Other Securities	16,070,082	2.2
		30,605,948	4.1
	Total Common Stock (Cost $664,471,280)	729,198,354	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 0.7%
$1,275,265	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,275,279, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,300,770, due 08/15/16- 11/15/45)	1,275,265	0.1
1,275,265	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,275,281, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $1,300,770, due 07/15/16-09/20/65)	1,275,265	0.2
1,275,265	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,275,282, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,300,770, due 07/07/16-02/01/49)	1,275,265	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,275,265	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,275,281, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,300,770, due 03/15/18- 09/09/49)	$1,275,265	0.2
268,364	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $268,367, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $273,731, due 12/01/16-02/20/66)	268,364	0.0
		5,369,424	0.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
9,322,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $9,322,715)	9,322,715	1.3
	Total Short-Term Investments (Cost $14,692,139)	14,692,139	2.0
	Total Investments in Securities (Cost $679,163,419)	$743,890,493	100.7
	Liabilities in Excess of Other Assets	(5,258,791)	(0.7)
	Net Assets	$738,631,702	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $680,064,138.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$81,348,865
Gross Unrealized Depreciation	(17,522,510)
Net Unrealized Appreciation	$63,826,355

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$729,198,354	$—	$—	$729,198,354
Short-Term Investments	9,322,715	5,369,424	—	14,692,139
Total Investments, at fair value	$738,521,069	$5,369,424	$—	$743,890,493
Liabilities Table
Other Financial Instruments+
Futures	$(53,207)	$—	$—	$(53,207)
Total Liabilities	$(53,207)	$—	$—	$(53,207)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	71	09/16/16	$7,420,210	$(53,207)
			$7,420,210	$(53,207)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$53,207
Total Liability Derivatives		$53,207

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$266,971
Total	$266,971

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(34,101)
Total	$(34,101)

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	25.5%
Information Technology	17.4%
Industrials	12.6%
Consumer Discretionary	11.8%
Health Care	9.1%
Materials	7.1%
Utilities	5.9%
Consumer Staples	5.6%
Energy	3.4%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 11.8%
100,581		Big Lots, Inc.	$5,040,114	0.8
116,028		Brunswick Corp.	5,258,389	0.9
37,287		Domino’s Pizza, Inc.	4,898,766	0.8
54,864		Pool Corp.	5,158,862	0.8
1,425,223		Other Securities(a)	53,220,113	8.5
			73,576,244	11.8
		Consumer Staples: 5.6%
32,401		Casey’s General Stores, Inc.	4,261,056	0.7
250,590		Flowers Foods, Inc.	4,698,562	0.8
50,651		Ingredion, Inc.	6,554,746	1.0
510,705		Other Securities	19,171,139	3.1
			34,685,503	5.6
		Energy: 3.4%
72,698	@	Dril-Quip, Inc.	4,247,744	0.7
266,545		QEP Resources, Inc.	4,699,189	0.8
877,451		Other Securities(a)	11,995,897	1.9
			20,942,830	3.4
		Financials: 25.5%
121,952		DCT Industrial Trust, Inc.	5,858,574	0.9
65,661		Endurance Specialty Holdings Ltd.	4,409,793	0.7
34,100		Everest Re Group Ltd.	6,229,047	1.0
122,490		First American Financial Corp.	4,926,548	0.8
50,355		Jones Lang LaSalle, Inc.	4,907,095	0.8
195,166		LaSalle Hotel Properties	4,602,014	0.7
129,419		Liberty Property Trust	5,140,523	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
63,760		Mid-America Apartment Communities, Inc.	$6,784,064	1.1
126,085		PacWest Bancorp	5,015,661	0.8
50,103	@	Signature Bank	6,258,867	1.0
42,610		Sovran Self Storage, Inc.	4,470,641	0.7
49,851	@	SVB Financial Group	4,743,821	0.8
78,447		Taubman Centers, Inc.	5,820,767	0.9
132,466		Weingarten Realty Investors	5,407,262	0.9
2,662,383		Other Securities(a)	84,852,001	13.6
			159,426,678	25.5
		Health Care: 9.1%
61,139	@	Charles River Laboratories International, Inc.	5,040,299	0.8
129,830		Owens & Minor, Inc.	4,853,046	0.8
64,195		STERIS PLC	4,413,406	0.7
55,069	@	WellCare Health Plans, Inc.	5,907,802	0.9
509,963		Other Securities	36,592,695	5.9
			56,807,248	9.1
		Industrials: 12.6%
56,800		Curtiss-Wright Corp.	4,785,400	0.8
36,926		Huntington Ingalls Industries, Inc.	6,204,676	1.0
66,372		IDEX Corp.	5,449,141	0.9
80,974		Lincoln Electric Holdings, Inc.	4,783,944	0.7
67,837		Manpowergroup, Inc.	4,364,633	0.7
72,360		Orbital ATK, Inc.	6,160,730	1.0
65,188		Toro Co.	5,749,582	0.9
998,994		Other Securities	41,481,638	6.6
			78,979,744	12.6
		Information Technology: 17.4%
230,744	@	ARRIS International PLC	4,836,394	0.8
79,036	@	Arrow Electronics, Inc.	4,892,328	0.8
142,498		Ingram Micro, Inc.	4,956,081	0.8
231,916	@	Integrated Device Technology, Inc.	4,668,469	0.7
69,435		j2 Global, Inc.	4,386,209	0.7
82,709	@	Manhattan Associates, Inc.	5,304,128	0.8
221,049	@	Trimble Navigation Ltd.	5,384,754	0.9
27,472	@	Ultimate Software Group, Inc.	5,777,087	0.9
1,860,951		Other Securities(a)	68,519,487	11.0
			108,724,937	17.4
		Materials: 7.1%
263,974		Commercial Metals Co.	4,461,161	0.7
100,378		Packaging Corp. of America	6,718,299	1.1
213,511		Steel Dynamics, Inc.	5,231,019	0.8

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
100,072	Worthington Industries, Inc.	$4,233,046	0.7
482,774	Other Securities	23,471,070	3.8
		44,114,595	7.1
	Utilities: 5.9%
81,860	Black Hills Corp.	5,160,454	0.8
151,129	Great Plains Energy, Inc.	4,594,322	0.7
85,026	National Fuel Gas Co.	4,836,279	0.8
136,526	UGI Corp.	6,177,801	1.0
409,608	Other Securities	16,055,710	2.6
		36,824,566	5.9
	Total Common Stock (Cost $573,777,234)	614,082,345	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 1.8%
$2,771,996	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,772,026, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,827,436, due 08/15/16-11/15/45)	2,771,996	0.4
2,771,996	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,772,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,827,436, due 07/15/16-09/20/65)	2,771,996	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$2,771,996	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,772,034, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,827,436, due 07/07/16-02/01/49)	$2,771,996	0.5
2,771,996	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,772,030, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $2,827,436, due 03/15/18-09/09/49)	2,771,996	0.4
583,464	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $583,471, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $595,133, due 12/01/16-02/20/66)	583,464	0.1
		11,671,448	1.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
7,940,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $7,940,608)	7,940,608	1.3
	Total Short-Term Investments (Cost $19,612,056)	19,612,056	3.1

See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $593,389,290)	$633,694,401	101.5
Liabilities in Excess of Other Assets	(9,581,103)	(1.5)
Net Assets	$624,113,298	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $594,341,497.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$68,151,761
Gross Unrealized Depreciation	(28,798,857)
Net Unrealized Appreciation	$39,352,904

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$614,082,345	$—	$—	$614,082,345
Short-Term Investments	7,940,608	11,671,448	—	19,612,056
Total Investments, at fair value	$622,022,953	$11,671,448	$—	$633,694,401
Liabilities Table
Other Financial Instruments+
Futures	$(98,709)	$—	$—	$(98,709)
Total Liabilities	$(98,709)	$—	$—	$(98,709)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	44	09/16/16	$6,569,200	$(98,709)
			$6,569,200	$(98,709)

See Accompanying Notes to Financial Statements
27

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$98,709
Total Liability Derivatives		$98,709

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$534,745
Total	$534,745

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(53,999)
Total	$(53,999)

See Accompanying Notes to Financial Statements
28

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	21.7%
Industrials	18.5%
Information Technology	15.9%
Consumer Discretionary	13.7%
Health Care	12.7%
Materials	4.9%
Utilities	4.0%
Energy	3.6%
Consumer Staples	2.2%
Telecommunication Services	1.5%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 13.7%
30,598		Childrens Place Retail Stores, Inc.	$2,453,348	0.9
57,711	@	Five Below, Inc.	2,678,367	0.9
80,112		La-Z-Boy, Inc.	2,228,716	0.8
32,548		Marriott Vacations Worldwide Corp.	2,229,213	0.8
35,543		Monro Muffler Brake, Inc.	2,259,113	0.8
29,658		Papa John’s International, Inc.	2,016,744	0.7
978,423		Other Securities(a)	24,675,221	8.8
			38,540,722	13.7
		Consumer Staples: 2.2%
131,088		Other Securities(a)	6,056,739	2.2
		Energy: 3.6%
63,713	@	Carrizo Oil & Gas, Inc.	2,284,111	0.8
502,631		Other Securities(a)	7,861,694	2.8
			10,145,805	3.6
		Financials: 21.7%
30,541		Amerisafe, Inc.	1,869,720	0.7
31,836		EastGroup Properties, Inc.	2,194,137	0.8
46,052		Evercore Partners, Inc.	2,035,038	0.7
67,076		Great Western Bancorp, Inc.	2,115,577	0.7
74,933		MB Financial, Inc.	2,718,569	1.0
41,762		Pinnacle Financial Partners, Inc.	2,040,074	0.7
18,093		PS Business Parks, Inc.	1,919,305	0.7
67,065		Selective Insurance Group	2,562,554	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
137,676		Sterling Bancorp/DE	$2,161,513	0.8
140,470		Summit Hotel Properties, Inc.	1,859,823	0.7
105,429		Talmer Bancorp, Inc.	2,021,074	0.7
1,871,309		Other Securities(a)	37,388,244	13.3
			60,885,628	21.7
		Health Care: 12.7%
59,894	@	AMN Healthcare Services, Inc.	2,393,963	0.8
40,885	@	Cynosure, Inc.	1,988,851	0.7
50,835	@	Masimo Corp.	2,669,600	0.9
56,032	@	Natus Medical, Inc.	2,118,010	0.8
51,691	@	NuVasive, Inc.	3,086,987	1.1
61,900	@	Omnicell, Inc.	2,118,837	0.8
717,593		Other Securities(a)	21,334,929	7.6
			35,711,177	12.7
		Industrials: 18.5%
68,829		ABM Industries, Inc.	2,510,882	0.9
14,382		Allegiant Travel Co.	2,178,873	0.8
62,955		Barnes Group, Inc.	2,085,070	0.8
35,747		CIRCOR International, Inc.	2,037,221	0.7
26,330		G&K Services, Inc.	2,016,088	0.7
63,139		Healthcare Services Group, Inc.	2,612,692	0.9
54,586	@	On Assignment, Inc.	2,016,953	0.7
58,647		Simpson Manufacturing Co., Inc.	2,344,120	0.8
77,169		Tetra Tech, Inc.	2,372,561	0.9
27,010		Universal Forest Products, Inc.	2,503,557	0.9
37,807		Watts Water Technologies, Inc.	2,202,636	0.8
831,292		Other Securities(a)	26,925,706	9.6
			51,806,359	18.5
		Information Technology: 15.9%
58,312	@	Advanced Energy Industries, Inc.	2,213,523	0.8
22,493	@	CACI International, Inc.	2,033,592	0.7
61,781	@	Cardtronics, Inc.	2,459,502	0.9
27,064	@	Coherent, Inc.	2,483,934	0.9
44,789	@	Electronics for Imaging, Inc.	1,927,718	0.7
22,161		Littelfuse, Inc.	2,619,209	0.9
60,887		MKS Instruments, Inc.	2,621,794	0.9
37,081		Monolithic Power Systems, Inc.	2,533,374	0.9

29

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
52,928	@	Plexus Corp.	$2,286,490	0.8
38,242		Power Integrations, Inc.	1,914,777	0.7
60,456	@	Synchronoss Technologies, Inc.	1,926,128	0.7
713,794		Other Securities(a)	19,545,996	7.0
			44,566,037	15.9
		Materials: 4.9%
84,861	@	Boise Cascade Co.	1,947,560	0.7
56,080		HB Fuller Co.	2,466,959	0.9
314,234		Other Securities	9,357,716	3.3
			13,772,235	4.9
		Telecommunication Services: 1.5%
142,778		Other Securities(a)	4,246,903	1.5
		Utilities: 4.0%
44,455		American States Water Co.	1,948,018	0.7
29,981		Spire, Inc.	2,123,854	0.8
111,852		Other Securities	7,166,832	2.5
			11,238,704	4.0
		Total Common Stock (Cost $245,673,392)	276,970,309	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 5.0%
$3,309,482	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $3,309,518, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,375,672, due 08/15/16-11/15/45)	3,309,482	1.2
3,309,482	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,309,525, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $3,375,672, due 07/15/16-09/20/65)	3,309,482	1.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$3,309,482	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,309,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,375,672, due 07/07/16-02/01/49)	$3,309,482	1.2
3,309,482	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $3,309,523, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $3,375,672, due 03/15/18-09/09/49)	3,309,482	1.2
696,582	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $696,590, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $710,514, due 12/01/16-02/20/66)	696,582	0.2
		13,934,510	5.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,142,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $3,142,559)	3,142,559	1.1
	Total Short-Term Investments (Cost $17,077,069)	17,077,069	6.1
	Total Investments in Securities (Cost $262,750,461)	$294,047,378	104.8
	Liabilities in Excess of Other Assets	(13,377,168)	(4.8)
	Net Assets	$280,670,210	100.0

30

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or inaggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $262,933,913.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$47,268,129
Gross Unrealized Depreciation	(16,154,664)
Net Unrealized Appreciation	$31,113,465

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$276,970,309	$—	$—	$276,970,309
Short-Term Investments	3,142,559	13,934,510	—	17,077,069
Total Investments, at fair value	$280,112,868	$13,934,510	$—	$294,047,378
Liabilities Table
Other Financial Instruments+
Futures	$(23,643)	$—	$—	$(23,643)
Total Liabilities	$(23,643)	$—	$—	$(23,643)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	20	09/16/16	$2,294,800	$(23,643)
			$2,294,800	$(23,643)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$23,643
Total Liability Derivatives		$23,643

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

31

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$55,052
Total	$55,052

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,205)
Total	$(2,205)

32

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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Semi-Annual Report
June 30, 2016
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Equity Portfolio (formerly, Voya Global Value Advantage Portfolio)

■
Voya Government Money Market Portfolio (formerly, Voya Money Market Portfolio)

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Balanced Portfolio
Class I	$1,000.00	$1,028.30	0.61%	$3.08	$1,000.00	$1,021.83	0.61%	$3.07
Class S	1,000.00	1,026.90	0.86	4.33	1,000.00	1,020.59	0.86	4.32
Voya Global Equity Portfolio
Class ADV	$1,000.00	$998.60	1.10%	$5.47	$1,000.00	$1,019.39	1.10%	$5.52
Class I	1,000.00	1,000.20	0.60	2.98	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	999.00	0.85	4.22	1,000.00	1,020.64	0.85	4.27
Class S2	1,000.00	998.10	1.00	4.97	1,000.00	1,019.89	1.00	5.02
Class T	1,000.00	997.10	1.20	5.96	1,000.00	1,018.90	1.20	6.02
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,000.60	0.33%	$1.64	$1,000.00	$1,023.22	0.33%	$1.66
Class S	1,000.00	1,000.20	0.37	1.84	1,000.00	1,023.02	0.37	1.86
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,031.40	1.03%	$5.20	$1,000.00	$1,019.74	1.03%	$5.17
Class I	1,000.00	1,033.90	0.58	2.93	1,000.00	1,021.98	0.58	2.92
Class S	1,000.00	1,032.40	0.83	4.19	1,000.00	1,020.74	0.83	4.17
Class S2	1,000.00	1,032.00	0.98	4.95	1,000.00	1,019.99	0.98	4.92
4

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,052.50	0.98%	$5.00	$1,000.00	$1,019.99	0.98%	$4.92
Class I	1,000.00	1,054.50	0.48	2.45	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	1,053.60	0.73	3.73	1,000.00	1,021.23	0.73	3.67
Class S2	1,000.00	1,053.50	0.88	4.49	1,000.00	1,020.49	0.88	4.42
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,054.40	1.34%	$6.84	$1,000.00	$1,018.20	1.34%	$6.72
Class I	1,000.00	1,057.40	0.84	4.30	1,000.00	1,020.69	0.84	4.22
Class R6	1,000.00	1,057.50	0.84	4.30	1,000.00	1,020.69	0.84	4.22
Class S	1,000.00	1,055.70	1.09	5.57	1,000.00	1,019.44	1.09	5.47

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$381,321,686	$700,315,429	$—
Investments in affiliated underlying funds at fair value**	29,962,530	—	—
Short-term investments at fair value***	24,693,131	44,752,641	—
Total investments at fair value	$435,977,347	$745,068,070	$—
Short-term investments at amortized cost	—	—	409,560,615
Cash	5,088,001	417,546	1,377
Cash collateral for futures	989,265	1,144,800	—
Cash pledged for centrally cleared swaps (Note 2)	300,000	—	—
Foreign currencies at value****	93,054	288,048	—
Receivables:
Investments in affiliated underlying funds sold	13,500,651	—	—
Investment securities sold	—	—	116,936,828
Investment securities sold on a delayed-delivery or when-issued basis	3,490,930	—	—
Fund shares sold	4,091	487,956	569,876
Dividends	352,665	1,733,416	2,984
Interest	525,506	—	155,605
Foreign tax reclaims	94,226	769,951	—
Unrealized appreciation on forward foreign currency contracts	1,052	—	—
Variation margin receivable on centrally cleared swaps	2,793	—	—
Prepaid expenses	4,950	8,818	6,298
Other assets	54,824	40,266	127,724
Total assets	460,479,355	749,958,871	527,361,307
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	12,231,509	—	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	11,473,576	—	—
Payable for fund shares redeemed	485,511	399,344	1,252,087
Payable for foreign cash collateral for futures*****	15,123	—	—
Payable upon receipt of securities loaned	6,863,736	14,841,641	—
Unrealized depreciation on forward foreign currency contracts	2,421	—	—
Payable for investment management fees	195,397	332,656	132,667
Payable for distribution and shareholder service fees	809	136,509	131
Payable for directors/trustees fees	2,132	3,730	2,689
Payable to directors/trustees under the deferred compensation plan (Note 6)	54,824	40,266	127,724
Other accrued expenses and liabilities	106,114	161,800	70,277
Written options, at fair value^	46,436	—	—
Total liabilities	31,477,588	15,915,946	1,585,575
NET ASSETS	$429,001,767	$734,042,925	$525,775,732
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$426,315,273	$978,735,321	$525,734,668
Undistributed (distributions in excess of) net investment income	4,095,559	11,368,717	(139,827)
Accumulated net realized gain (loss)	(7,454,100)	(258,047,529)	180,891
Net unrealized appreciation	6,045,035	1,986,416	—
NET ASSETS	$429,001,767	$734,042,925	$525,775,732
+ Including securities loaned at value	$6,688,439	$14,395,222	$—
* Cost of investments in securities	$374,358,902	$699,111,456	$—
** Cost of investments in affiliated underlying funds	$30,471,752	$—	$—
*** Cost of short-term investments	$24,690,038	$44,752,641	$—
**** Cost of foreign currencies	$91,958	$295,035	$—
***** Cost of payable for foreign cash collateral for futures	$15,123	$—	$—
^ Premiums received on written options	$43,602	$—	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$21,186,809	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	2,456,300	n/a
Net asset value and redemption price per share	n/a	$8.63	n/a
Class I
Net assets	$425,086,551	$155,109,386	$525,693,078
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	29,856,061	17,856,006	525,393,772
Net asset value and redemption price per share	$14.24	$8.69	$1.00
Class S
Net assets	$3,915,216	$512,491,246	$82,654
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	276,284	58,999,865	82,724
Net asset value and redemption price per share	$14.17	$8.69	$1.00
Class S2
Net assets	n/a	$309,782	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	36,137	n/a
Net asset value and redemption price per share	n/a	$8.57	n/a
Class T
Net assets	n/a	$44,945,702	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	5,239,592	n/a
Net asset value and redemption price per share	n/a	$8.58	n/a
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,516,213,714	$4,702,266,690	$582,894,918
Investments in affiliates at fair value**	—	637,056,670	—
Short-term investments at fair value***	48,543,198	82,378,513	45,307,364
Total investments at fair value	$3,564,756,912	$5,421,701,873	$628,202,282
Cash	737	63,787	50
Cash collateral for futures	—	8,282,841	—
Cash pledged for centrally cleared swaps (Note 2)	—	8,232,000	—
Foreign currencies at value****	—	1,065	—
Receivables:
Investment securities sold	—	192,347,572	3,176,699
Investment securities sold on a delayed-delivery or when-issued basis	—	239,347,794	—
Fund shares sold	13,717	101,664	423,567
Dividends	7,684,016	7,790	633,273
Interest	—	22,568,063	—
Foreign tax reclaims	73,971	—	—
Unrealized appreciation on forward foreign currency contracts	—	251,000	—
Prepaid expenses	40,422	55,562	6,505
Reimbursement due from manager	—	—	564
Other assets	258,309	318,969	35,925
Total assets	3,572,828,084	5,893,279,980	632,478,865
LIABILITIES:
Income distribution payable	—	636	—
Payable for investment securities purchased	—	229,618,367	4,983,583
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	745,082,005	—
Payable for fund shares redeemed	4,974,358	6,104,912	1,401,624
Payable upon receipt of securities loaned	20,547,198	64,739,690	27,065,364
Unrealized depreciation on forward foreign currency contracts	—	1,071,611	—
Variation margin payable on centrally cleared swaps	—	348,408	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	2,508,000	—
Payable for investment management fees	1,608,068	1,783,634	397,120
Payable for distribution and shareholder service fees	534,940	799,611	24,317
Payable for directors/trustees fees	17,424	24,087	2,877
Payable to directors/trustees under the deferred compensation plan (Note 6)	258,309	318,969	35,925
Other accrued expenses and liabilities	363,144	368,846	62,288
Written options, at fair value^	—	2,813,803	—
Total liabilities	28,303,441	1,055,582,579	33,973,098
NET ASSETS	$3,544,524,643	$4,837,697,401	$598,505,767
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,886,449,387	$4,841,390,298	$505,573,882
Undistributed net investment income	33,161,098	46,091,412	1,317,352
Accumulated net realized gain (loss)	97,153,060	(135,562,547)	24,842,355
Net unrealized appreciation	527,761,098	85,778,238	66,772,178
NET ASSETS	$3,544,524,643	$4,837,697,401	$598,505,767
+ Including securities loaned at value	$20,102,010	$63,425,916	$26,266,584
* Cost of investments in securities	$2,988,452,617	$4,601,741,332	$516,122,740
** Cost of investments in affiliates	$—	$657,075,891	$—
*** Cost of short-term investments	$48,543,198	$82,378,631	$45,307,364
**** Cost of foreign currencies	$—	$1,067	$—
^ Premiums received on written options	$—	$2,642,029	$—
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$1,100,095,036	$325,911,701	$5,530,724
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	39,411,908	25,082,965	306,424
Net asset value and redemption price per share	$27.91	$12.99	$18.05
Class I
Net assets	$1,811,897,932	$1,263,042,750	$485,478,260
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	63,991,602	96,176,100	25,843,330
Net asset value and redemption price per share	$28.31	$13.13	$18.79
Class R6
Net assets	n/a	n/a	$134,617
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	7,162
Net asset value and redemption price per share	n/a	n/a	$18.80
Class S
Net assets	$632,187,097	$3,221,481,507	$107,362,166
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	22,609,785	246,964,064	5,836,894
Net asset value and redemption price per share	$27.96	$13.04	$18.39
Class S2
Net assets	$344,578	$27,261,443	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	12,437	2,097,692	n/a
Net asset value and redemption price per share	$27.71	$13.00	n/a
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,667,417	$14,204,427	$45,798	$46,818,981
Interest, net of foreign taxes withheld*	1,422,343	—	1,081,998	45,762
Dividends from affiliated funds	569,641	—	—	—
Securities lending income, net	61,200	183,738	—	150,872
Total investment income	5,720,601	14,388,165	1,127,796	47,015,615
EXPENSES:
Investment management fees	1,272,280	2,040,736	935,761	10,397,539
Distribution and shareholder service fees:
Class ADV	—	54,023	—	2,697,285
Class S	4,858	645,169	499	775,912
Class S2	—	672	—	774
Class T	—	183,093	—	—
Transfer agent fees	286	943	374	5,851
Shareholder reporting expense	17,120	46,620	22,792	144,336
Professional fees	9,556	19,110	13,643	57,286
Custody and accounting expense	91,014	87,770	28,714	171,376
Directors/trustees fees	6,396	11,190	8,067	52,273
Miscellaneous expense	10,776	26,379	12,708	86,087
Interest expense	288	119	492	216
Total expenses	1,412,574	3,115,824	1,023,050	14,388,935
Net waived and reimbursed fees	(95,420)	(36,712)	(126,044)	(1,049,647)
Brokerage commission recapture	(237)	—	—	—
Net expenses	1,316,917	3,079,112	897,006	13,339,288
Net investment income	4,403,684	11,309,053	230,790	33,676,327
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,540,128)	(59,670,924)	180,890	151,081,813
Sale of affiliated underlying funds	(105,542)	—	—	—
Foreign currency related transactions	1,542,373	(164,328)	—	13,705
Futures	(23,539)	755,454	—	(591,216)
Swaps	(27,663)	—	—	—
Written options	644,544	—	—	—
Net realized gain (loss)	(509,955)	(59,079,798)	180,890	150,504,302
Net change in unrealized appreciation (depreciation) on:
Investments	7,484,978	44,226,966	—	(76,450,969)
Affiliated underlying funds	532,158	—	—	—
Foreign currency related transactions	(2,678)	38,930	—	—
Futures	96,900	767,082	—	—
Swaps	(404,636)	—	—	—
Written options	(2,834)	—	—	—
Net change in unrealized appreciation (depreciation)	7,703,888	45,032,978	—	(76,450,969)
Net realized and unrealized gain (loss)	7,193,933	(14,046,820)	180,890	74,053,333
Increase (decrease) in net assets resulting from operations	$11,597,617	$(2,737,767)	$411,680	$107,729,660
* Foreign taxes withheld	$131,428	$1,146,283	$1,575	$289,989
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends	$28,390	$3,817,904
Interest	72,683,038	—
Dividends from affiliated underlying funds	13,914,736	—
Securities lending income, net	321,085	85,002
Total investment income	86,947,249	3,902,906
EXPENSES:
Investment management fees	11,896,490	2,432,064
Distribution and shareholder service fees:
Class ADV	797,582	13,450
Class S	4,004,639	127,727
Class S2	65,169	—
Transfer agent fees	5,338	507
Shareholder reporting expense	145,792	21,840
Registration fees	9,463	30
Professional fees	95,416	9,464
Custody and accounting expense	321,692	36,400
Directors/trustees fees	72,262	8,631
Miscellaneous expense	114,842	14,183
Interest expense	3,490	4
Total expenses	17,532,175	2,664,300
Net waived and reimbursed fees	(1,087,339)	(128,767)
Net expenses	16,444,836	2,535,533
Net investment income	70,502,413	1,367,373
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	40,958,529	29,071,911
Sale of affiliated underlying funds	(979,762)	—
Foreign currency related transactions	(2,076,984)	—
Futures	11,546,109	—
Swaps	(7,809,672)	—
Net realized gain	41,638,220	29,071,911
Net change in unrealized appreciation (depreciation) on:
Investments	101,778,080	1,274,695
Affiliated underlying funds	31,499,646	—
Foreign currency related transactions	(822,039)	—
Futures	24,171,413	—
Swaps	(15,308,479)	—
Written options	(171,774)	—
Net change in unrealized appreciation (depreciation)	141,146,847	1,274,695
Net realized and unrealized gain	182,785,067	30,346,606
Increase in net assets resulting from operations	$253,287,480	$31,713,979

See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$4,403,684	$9,287,956	$11,309,053	$17,030,608
Net realized gain (loss)	(509,955)	19,555,545	(59,079,798)	(13,983,788)
Net change in unrealized appreciation (depreciation)	7,703,888	(37,094,852)	45,032,978	(45,718,304)
Increase (decrease) in net assets resulting from operations	11,597,617	(8,251,351)	(2,737,767)	(42,671,484)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(502,893)	—
Class I	(7,616,888)	(9,483,192)	(4,372,370)	(1,130,563)
Class S	(59,518)	(77,986)	(13,379,827)	(2,463,069)
Class S2	—	—	(7,294)	(1,762)
Class T	—	—	(1,095,449)	(416,187)
Total distributions	(7,676,406)	(9,561,178)	(19,357,833)	(4,011,581)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,896,720	3,063,612	7,385,646	128,410,776
Proceeds from shares issued in merger (Note 13)	—	—	—	817,995,808
Reinvestment of distributions	7,676,406	9,561,178	19,357,833	4,011,581
	10,573,126	12,624,790	26,743,479	950,418,165
Cost of shares redeemed	(28,462,526)	(63,852,104)	(73,037,631)	(271,062,713)
Net increase (decrease) in net assets resulting from capital share transactions	(17,889,400)	(51,227,314)	(46,294,152)	679,355,452
Net increase (decrease) in net assets	(13,968,189)	(69,039,843)	(68,389,752)	632,672,387
NET ASSETS:
Beginning of year or period	442,969,956	512,009,799	802,432,677	169,760,290
End of year or period	$429,001,767	$442,969,956	$734,042,925	$802,432,677
Undistributed net investment income at end of year or period	$4,095,559	$7,368,281	$11,368,717	$19,417,497

See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$230,790	$1,751	$33,676,327	$69,604,940
Net realized gain	180,890	105,348	150,504,302	330,030,006
Net change in unrealized appreciation (depreciation)	—	—	(76,450,969)	(454,505,895)
Increase (decrease) in net assets resulting from operations	411,680	107,099	107,729,660	(54,870,949)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(18,114,051)
Class I	(230,794)	(1,751)	—	(38,458,104)
Class S	(1)	—	—	(11,901,355)
Class S2	—	—	—	(6,176)
Net realized gains:
Class ADV	—	—	(29,209,588)	(56,976,573)
Class I	(103,808)	(67,210)	(47,158,186)	(92,161,552)
Class S	(207)	(13)	(16,733,427)	(32,932,122)
Class S2	—	—	(9,031)	(17,319)
Total distributions	(334,810)	(68,974)	(93,110,232)	(250,567,252)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,982,467	85,417,851	5,713,570	23,163,960
Reinvestment of distributions	334,810	68,974	93,049,121	250,385,786
	53,317,277	85,486,825	98,762,691	273,549,746
Cost of shares redeemed	(68,835,337)	(161,158,873)	(249,034,893)	(571,660,467)
Net decrease in net assets resulting from capital share transactions	(15,518,060)	(75,672,048)	(150,272,202)	(298,110,721)
Net decrease in net assets	(15,441,190)	(75,633,923)	(135,652,774)	(603,548,922)
NET ASSETS:
Beginning of year or period	541,216,922	616,850,845	3,680,177,417	4,283,726,339
End of year or period	$525,775,732	$541,216,922	$3,544,524,643	$3,680,177,417
Undistributed (distributions in excess of) net investment income at end of year or period	$(139,827)	$(139,822)	$33,161,098	$(515,229)

See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$70,502,413	$139,281,316	$1,367,373	$2,414,807
Net realized gain (loss)	41,638,220	(4,052,642)	29,071,911	58,475,510
Net change in unrealized appreciation (depreciation)	141,146,847	(117,840,672)	1,274,695	(66,215,338)
Increase (decrease) in net assets resulting from operations	253,287,480	17,388,002	31,713,979	(5,325,021)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,503,212)	(9,986,767)	—	—
Class I	(6,887,223)	(43,838,685)	(2,207,939)	(2,508,306)
Class R6	—	—	(13)	—
Class S	(16,342,652)	(105,043,748)	(208,636)	(277,274)
Class S2	(133,715)	(938,671)	—	—
Net realized gains:
Class ADV	—	—	(552,879)	(833,677)
Class I	—	—	(44,683,696)	(72,451,613)
Class R6	—	—	(279)	—
Class S	—	—	(9,976,166)	(16,327,083)
Total distributions	(24,866,802)	(159,807,871)	(57,629,608)	(92,397,953)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	125,922,632	470,317,531	19,870,595	66,263,407
Proceeds from shares issued in merger (Note 13)	—	567,665,007	—	—
Reinvestment of distributions	24,864,850	159,799,747	57,629,316	92,397,953
	150,787,482	1,197,782,285	77,499,911	158,661,360
Cost of shares redeemed	(308,478,008)	(921,955,938)	(57,160,262)	(98,689,613)
Net increase (decrease) in net assets resulting from capital share transactions	(157,690,526)	275,826,347	20,339,649	59,971,747
Net increase (decrease) in net assets	70,730,152	133,406,478	(5,575,980)	(37,751,227)
NET ASSETS:
Beginning of year or period	4,766,967,249	4,633,560,771	604,081,747	641,832,974
End of year or period	$4,837,697,401	$4,766,967,249	$598,505,767	$604,081,747
Undistributed net investment income at end of year or period	$46,091,412	$455,801	$1,317,352	$2,366,567

See Accompanying Notes to Financial Statements
14

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-16	14.10	0.14•	0.25	0.39	0.25	—	—	0.25	—	14.24	2.83	0.66	0.61	0.61	2.08	425,087	116
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
12-31-12	11.13	0.30•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64	0.64	2.57	520,249	234
12-31-11	11.58	0.29•	(0.43)	(0.14)	0.31	—	—	0.31	—	11.13	(1.40)	0.65	0.65	0.65	2.51	524,887	259
Class S
06-30-16	14.01	0.13•	0.24	0.37	0.21	—	—	0.21	—	14.17	2.69	0.91	0.86	0.86	1.83	3,915	116
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
12-31-12	11.05	0.27•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89	0.89	2.32	5,567	234
12-31-11	11.50	0.26•	(0.43)	(0.17)	0.28	—	—	0.28	—	11.05	(1.66)	0.90	0.90	0.90	2.25	5,953	259
Voya Global Equity Portfolio
Class ADV
06-30-16	8.85	0.12•	(0.14)	(0.02)	0.20	—	—	0.20	—	8.63	(0.14)	1.10	1.10	1.10	2.77	21,187	71
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(a)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
12-31-12	7.38	0.25•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34	1.34	3.25	1,485	23
12-31-11	7.93	0.27•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34	1.34	3.48	812	25
Class I
06-30-16	8.94	0.14•	(0.14)	0.00*	0.25	—	—	0.25	—	8.69	0.02	0.60	0.60	0.60	3.28	155,109	71
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(a)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-16	8.93	0.13•	(0.14)	(0.01)	0.23	—	—	0.23	—	8.69	(0.10)	0.85	0.85	0.85	3.03	512,491	71
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(a)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
12-31-12	7.44	0.27•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09	1.09	3.54	180,208	23
12-31-11	7.96	0.30•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09	1.09	3.76	173,576	25
Class S2
06-30-16	8.80	0.12•	(0.14)	(0.02)	0.21	—	—	0.21	—	8.57	(0.19)	1.07	1.00	1.00	2.93	310	71
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.11	1.01	1.01	1.86	288	83
See Accompanying Notes to Financial Statements
15

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class T
06-30-16	8.80	0.11•	(0.14)	(0.03)	0.19	—	—	0.19	—	8.58	(0.29)	1.35	1.20	1.20	2.66	44,946	71
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(a)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.06	0.38	0.33	0.33	0.09	525,693	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
12-31-12	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.03	0.34	0.34	0.34	0.03	975,469	—
12-31-11	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	—	1.00	0.02	0.34	0.26	0.26	0.00*	1,176,157	—
Class S
06-30-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.02	0.63	0.37	0.37	0.01	83	—
12-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	85	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
12-31-12	1.00	(0.00)*	0.00*	0.00*	—	—	—	—	—	1.00	0.00	0.59	0.36	0.36	0.01	134	—
12-31-11	1.00	—	0.00*	0.00	—	0.00*	0.00*	0.00*	—	1.00	0.02	0.59	0.26	0.26	0.00	314	—
Voya Growth and Income Portfolio
Class ADV
06-30-16	27.81	0.23•	0.61	0.84	—	0.74	—	0.74	—	27.91	3.14	1.13	1.03	1.03	1.68	1,100,095	59
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
12-31-12	21.39	0.29•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04	1.04	1.23	1,251,577	57
12-31-11	21.74	0.22	(0.38)	(0.16)	0.19	—	—	0.19	—	21.39	(0.72)	1.08	1.03	1.03	1.03	1,221,084	75
Class I
06-30-16	28.13	0.29•	0.63	0.92	—	0.74	—	0.74	—	28.31	3.39	0.63	0.58	0.58	2.13	1,811,898	59
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
12-31-12	21.59	0.40•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59	0.59	1.68	1,865,425	57
12-31-11	21.94	0.31•	(0.37)	(0.06)	0.29	—	—	0.29	—	21.59	(0.27)	0.58	0.58	0.58	1.39	1,873,712	75
Class S
06-30-16	27.83	0.25•	0.62	0.87	—	0.74	—	0.74	—	27.96	3.24	0.88	0.83	0.83	1.88	632,187	59
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
12-31-12	21.40	0.34•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84	0.84	1.42	772,713	57
12-31-11	21.77	0.24•	(0.35)	(0.11)	0.26	—	—	0.26	—	21.40	(0.51)	0.83	0.83	0.83	1.13	795,131	75
See Accompanying Notes to Financial Statements
16

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-16	27.60	0.23•	0.62	0.85	—	0.74	—	0.74	—	27.71	3.20	1.10	0.98	0.98	1.73	345	59
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
12-31-12	21.23	0.35•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99	0.99	1.47	728	57
12-31-11	21.52	0.41•	(0.54)	(0.13)	0.16	—	—	0.16	—	21.23	(0.59)	1.08	0.98	0.98	1.99	217	75
Voya Intermediate Bond Portfolio
Class ADV
06-30-16	12.40	0.17•	0.48	0.65	0.06	—	—	0.06	—	12.99	5.25	1.03	0.98	0.98	2.65	325,912	157
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
12-31-12	12.34	0.42•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00	1.00	3.25	34,473	425
12-31-11	12.04	0.47•	0.38	0.85	0.55	—	—	0.55	—	12.34	7.04	1.00	1.00	1.00	3.76	16,953	456
Class I
06-30-16	12.52	0.20•	0.48	0.68	0.07	—	—	0.07	—	13.13	5.45	0.53	0.48	0.48	3.15	1,263,043	157
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
12-31-12	12.40	0.49•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50	0.50	3.78	1,001,255	425
12-31-11	12.07	0.54•	0.37	0.91	0.58	—	—	0.58	—	12.40	7.54	0.50	0.50	0.50	4.31	1,205,691	456
Class S
06-30-16	12.44	0.18•	0.49	0.67	0.07	—	—	0.07	—	13.04	5.36	0.78	0.73	0.73	2.90	3,221,482	157
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
12-31-12	12.34	0.45•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75	0.75	3.52	1,221,680	425
12-31-11	12.01	0.51•	0.37	0.88	0.55	—	—	0.55	—	12.34	7.30	0.75	0.75	0.75	4.09	1,247,149	456
Class S2
06-30-16	12.40	0.17•	0.49	0.66	0.06	—	—	0.06	—	13.00	5.35	1.00	0.88	0.88	2.75	27,261	157
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
12-31-12	12.37	0.41	0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90	0.90	3.37	1,277	425
12-31-11	12.08	0.52•	0.34	0.86	0.57	—	—	0.57	—	12.37	7.14	1.00	0.90	0.90	4.20	1,001	456
See Accompanying Notes to Financial Statements
17

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-16	18.99	(0.00)*	0.96	0.96	—	1.90	—	1.90	—	18.05	5.44	1.39	1.34	1.34	0.02	5,531	34
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
12-31-12	17.39	0.01	2.41	2.42	—	0.68	—	0.68	—	19.13	14.01	1.35	1.35	1.35	0.06	6,213	49
12-31-11	17.98	(0.02)•	(0.51)	(0.53)	0.06	—	—	0.06	—	17.39	(2.99)	1.35	1.35	1.35	(0.10)	5,938	61
Class I
06-30-16	19.73	0.05•	1.00	1.05	0.09	1.90	—	1.99	—	18.79	5.74	0.89	0.84	0.84	0.53	485,478	34
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
12-31-12	17.82	0.10•	2.47	2.57	0.08	0.68	—	0.76	—	19.63	14.52	0.85	0.85	0.85	0.55	472,254	49
12-31-11	18.34	0.07	(0.52)	(0.45)	0.07	—	—	0.07	—	17.82	(2.49)	0.85	0.85	0.85	0.38	483,473	61
Class R6
06-30-16	19.74	0.27•	0.78	1.05	0.09	1.90	—	1.99	—	18.80	5.75	1.68	0.84	0.84	3.40	135	34
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-16	19.33	0.02•	0.98	1.00	0.04	1.90	—	1.94	—	18.39	5.57	1.14	1.09	1.09	0.27	107,362	34
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36
12-31-12	17.57	0.05•	2.44	2.49	0.03	0.68	—	0.71	—	19.35	14.26	1.10	1.10	1.10	0.28	101,041	49
12-31-11	18.09	0.02	(0.50)	(0.48)	0.04	—	—	0.04	—	17.57	(2.68)	1.10	1.10	1.10	0.12	108,502	61

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Global Equity’s total return would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Prior to May 1, 2016, Global Equity was known as “Voya Global Value Advantage Portfolio.” Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Prior to May 1, 2016, Government Money Market was known as “Voya Money Market Portfolio.” Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however each Portfolio may not offer all share classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
On July 23, 2014, the SEC adopted amendments to money market fund regulation, which when implemented may, among other things, require Government Money Market to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Portfolio to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including Government Money Market. Compliance with the amended money market fund regulation is generally required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operation or performance of Government Money Market. The Board has not elected to subject the Portfolio to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets. On November 19, 2015, based on Management’s recommendation, the Board approved revisions with respect to Government Money Market’s principal investment strategies in order for the Portfolio to meet the definition of a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. All changes became effective May 1, 2016.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2016, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $11,737 and $898,444, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2016. There was no collateral posted to either Portfolio as of June 30, 2016.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2016, Balanced and Intermediate Bond had a liability position of  $48,857 and $3,885,414, respectively, on open forward foreign currency contracts and purchased options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2016, the Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2016 there was no cash collateral posted by either Portfolio for open OTC derivatives.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2016, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:
	Buy	Sell
Balanced	$32,913,919	$20,838,038
Intermediate Bond	2,624,660	41,798,714
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2016.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2016, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced, Global Equity and Growth and Income entered into equity futures to “equitize”

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2016, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$57,057,741	$12,748,329
Global Equity	12,312,508	—
Growth and Income	7,824,118	—
Intermediate Bond	762,545,611	141,460,150
Please refer to the tables following each respective Summary Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2016. There were no open futures contracts for Growth and Income at June 30, 2016.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument.
Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2016, Balanced had purchased and written foreign currency options to gain exposure to currencies and to generate income. There were no open purchased or written foreign currency options at June 30, 2016.
During the period ended June 30, 2016, Balanced and Intermediate Bond had both purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2016.
Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2016.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Equity, and Small Company declare and pay dividends annually. Growth and Income declares and pays dividends semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Prior to May 1, 2016, Intermediate Bond declared and paid dividends semi-annually. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2016.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2016, certain counterparties had pledged $2,508,000 to Intermediate Bond in cash collateral for open when-issued or delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2016, both Balanced and Intermediate Bond had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to gain additional exposure to the credit risk associated with various sectors within the credit markets.

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2016, Balanced and Intermediate Bond had average notional amounts of $5,800,000 and $241,170,000, respectively, on credit default swaps to sell protection. There were no open credit default swaps to sell protection at June 30, 2016 for either Portfolio.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2016, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $166,141,246 and $469,396,000, respectively.
For the period ended June 30, 2016, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $177,736,575 and $1,175,543,333, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective Summary Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2016.
At June 30, 2016, Balanced and Intermediate Bond had posted $300,000 and $8,232,000, respectively, in cash collateral for open centrally cleared interest rate swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$226,109,823	$237,496,659
Global Equity	516,337,631	586,452,331
Growth and Income	2,031,656,685	2,190,924,883
Intermediate Bond	664,127,308	1,022,545,035
Small Company	192,057,780	230,520,054
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$239,011,489	$233,303,030
Intermediate Bond	7,390,274,757	6,869,543,747
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced(1)	0.60%
Global Equity	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)(2)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond(1)	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company(1)	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Prior to January 1, 2016, the management fee was 0.600% on the first $10 billion; 0.550% on next $5 billion; and 0.525% thereafter.

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into sub-advisory agreements with Voya IM. Voya IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and effective May 1, 2016, the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of each applicable Portfolio was an annual rate of 0.15%. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Class S shares of the respective Portfolios have adopted either a distribution plan or a shareholder services and distribution plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money
Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Class T Plan”). Under the Class T Plan, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and Voya Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that Government Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by Voya Investments, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2016, the Distributor waived $220 of Class S specific distribution fees and Voya Investments waived $5,312 of management fees for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2016, amounts of waived fees that are subject to possible recoupment by Voya Investments, and the related expiration dates are as follows:

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	June 30,
	2017	2018	2019	Total
Government Money Market	$1,135,492	$843,906	$302,589	$2,281,987
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	8.30%
	Intermediate Bond	7.91
	Small Company	7.54
Voya Insurance and Annuity Company	Global Equity	69.24
	Growth and Income	45.22
	Intermediate Bond	62.79
	Small Company	14.96
Voya Retirement Insurance and Annuity Company	Balanced	88.40
	Global Equity	20.35
	Government Money Market	89.44
	Growth and Income	48.51
	Intermediate Bond	25.02
	Small Company	52.69
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors/trustees, as described in the Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Global Equity(1)	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.05%	0.55%	N/A	0.80%	0.95%	N/A
Small Company	1.45%	0.95%	0.95%	1.20%	N/A	N/A

(1)
Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has further lowered the expense limits for Global Equity to 1.11%, 0.61%, 0.86%, 1.01% and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser,

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% funds per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2016:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Equity	1	$1,491,000	1.37%
Government Money Market	4	3,175,250	1.37
Growth and Income	5	1,021,800	1.37
Intermediate Bond	19	4,900,447	1.37
NOTE 9 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2016 were as follows:
	USD Notional	Cost
Balance at 12/31/2015	—	$—
Options Purchased	34,256,000	148,981
Options Terminated in Closing Sell Transactions	(15,100,000)	(92,032)
Options Expired	(19,156,000)	(56,949)
Balance at 06/30/2016	—	$—

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2016 were as follows:
	USD Notional	Cost
Balance at 12/31/2015	—	$—
Options Purchased	72,560,000	1,476,899
Options Terminated in Closing Sell Transactions	(59,760,000)	(1,432,764)
Balance at 06/30/2016	12,800,000	$44,135

Transactions in written foreign currency options for Balanced during the period ended June 30, 2016 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2015	—	$—
Options Written	34,256,000	162,001
Options Terminated in Closing Purchase Transactions	(15,100,000)	(92,032)
Options Expired	(19,156,000)	(69,969)
Balance at 06/30/2016	—	$—

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2016 were as follows:
	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2015	—	—	$—
Options Written	110,800,000	272,700,000	1,772,540
Options Terminated in Closing Purchase Transactions	(55,400,000)	(259,900,000)	(1,701,072)
Options Expired	(55,400,000)	—	(27,866)
Balance at 06/30/2016	—	12,800,000	$43,602

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2016 were as follows:
	USD Notional	Cost
Balance at 12/31/2015	—	$—
Options Purchased	775,600,000	2,674,345
Balance at 06/30/2016	775,600,000	$2,674,345

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2016 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2015	—	$—
Options Written	775,600,000	2,642,029
Balance at 06/30/2016	775,600,000	$2,642,029

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2016	202,245	—	545,232	(2,028,015)	(1,280,538)	2,861,111	—	7,616,888	(28,186,719)	(17,708,720)
12/31/2015	202,625	—	636,456	(4,345,705)	(3,506,624)	2,953,398	—	9,483,192	(63,085,408)	(50,648,818)
Class S
6/30/2016	2,604	—	4,279	(20,273)	(13,390)	35,609	—	59,518	(275,807)	(180,680)
12/31/2015	7,630	—	5,259	(52,988)	(40,099)	110,214	—	77,986	(766,696)	(578,496)
Global Equity
Class ADV
6/30/2016	15,369	—	59,304	(315,695)	(241,022)	133,003	—	502,893	(2,684,741)	(2,048,845)
12/31/2015	2,646,676	702,530	—	(792,289)	2,556,917	24,874,315	6,554,145	—	(7,296,576)	24,131,884
Class I
6/30/2016	184,201	—	512,588	(1,388,075)	(691,286)	1,607,685	—	4,372,370	(11,920,291)	(5,940,236)
3/5/2015(1) - 12/31/2015	7,966,142	13,499,724	113,968	(3,032,541)	18,547,293	75,699,383	128,332,301	1,130,563	(28,447,844)	176,714,403
Class S
6/30/2016	166,415	—	1,566,724	(5,301,449)	(3,568,310)	1,441,534	—	13,379,827	(45,508,719)	(30,687,358)
12/31/2015	2,610,281	59,963,891	248,043	(18,562,769)	44,259,446	24,509,289	567,994,045	2,463,069	(174,600,717)	420,365,686
Class S2
6/30/2016	2,632	—	865	(118)	3,379	22,319	—	7,294	(1,021)	28,592
3/5/2015(1) - 12/31/2015	4,490	1,501,436	180	(1,473,347)	32,759	41,593	14,128,522	1,762	(13,863,380)	308,497
Class T
6/30/2016	489,908	—	129,793	(1,517,342)	(897,641)	4,181,105	—	1,095,449	(12,922,859)	(7,646,305)
3/5/2015(1) - 12/31/2015	353,809	10,731,841	42,425	(4,990,842)	6,137,233	3,286,196	100,986,795	416,187	(46,854,196)	57,834,982
Government Money Market
Class I
6/30/2016	51,997,315	—	334,602	(67,848,032)	(15,516,115)	51,997,315	—	334,602	(67,848,032)	(15,516,115)
12/31/2015	85,417,420	—	68,961	(161,137,105)	(75,650,724)	85,417,419	—	68,961	(161,137,104)	(75,650,724)
Class S
6/30/2016	985,152	—	208	(987,305)	(1,945)	985,152	—	208	(987,305)	(1,945)
12/31/2015	432	—	13	(21,769)	(21,324)	432	—	13	(21,769)	(21,324)
Growth and Income
Class ADV
6/30/2016	57,987	—	1,087,070	(2,913,159)	(1,768,102)	1,581,310	—	29,209,588	(78,746,919)	(47,956,021)
12/31/2015	324,618	—	2,653,379	(6,332,093)	(3,354,096)	9,477,145	—	75,090,624	(193,620,550)	(109,052,781)
Class I
6/30/2016	102,117	—	1,728,968	(4,403,835)	(2,572,750)	2,785,641	—	47,097,075	(120,022,833)	(70,140,117)
12/31/2015	290,105	—	4,555,997	(8,170,773)	(3,324,671)	8,980,255	—	130,438,190	(250,938,958)	(111,520,513)
Class S
6/30/2016	49,125	—	621,829	(1,854,955)	(1,184,001)	1,329,212	—	16,733,427	(50,235,735)	(32,173,096)
12/31/2015	146,571	—	1,583,103	(4,145,273)	(2,415,599)	4,428,772	—	44,833,477	(126,860,972)	(77,598,723)
Class S2
6/30/2016	649	—	339	(1,086)	(98)	17,407	—	9,031	(29,406)	(2,968)
12/31/2015	9,093	—	836	(7,833)	2,096	277,788	—	23,495	(239,987)	61,296
Intermediate Bond
Class ADV
6/30/2016	541,062	—	116,643	(1,351,293)	(693,588)	6,886,975	—	1,503,212	(17,122,786)	(8,732,599)
12/31/2015	1,033,309	11,624,777	802,976	(2,669,949)	10,791,113	13,340,754	149,184,469	9,986,767	(34,328,099)	138,183,891
Class I
6/30/2016	1,840,653	—	528,736	(5,914,055)	(3,544,666)	23,580,394	—	6,885,271	(75,558,329)	(45,092,664)
12/31/2015	23,872,350	12,071,020	3,491,776	(13,997,676)	25,437,470	310,214,545	156,568,603	43,830,561	(181,744,538)	328,869,171
Class S
6/30/2016	7,351,385	—	1,263,259	(16,416,506)	(7,801,862)	92,534,273	—	16,342,652	(209,467,389)	(100,590,464)
12/31/2015	9,216,475	20,259,748	8,416,637	(54,273,223)	(16,380,363)	118,762,167	260,842,115	105,043,748	(700,912,894)	(216,264,864)
Class S2
6/30/2016	229,299	—	10,372	(497,663)	(257,992)	2,920,990	—	133,715	(6,329,504)	(3,274,799)
12/31/2015	2,168,538	83,377	75,471	(384,423)	1,942,963	28,000,065	1,069,820	938,671	(4,970,407)	25,038,149
33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Small Company
Class ADV
6/30/2016	17,769	—	31,848	(38,893)	10,724	323,990	—	552,879	(697,089)	179,780
12/31/2015	42,791	—	42,062	(49,749)	35,104	879,068	—	833,677	(1,057,372)	655,373
Class I
6/30/2016	841,074	—	2,597,874	(2,313,490)	1,125,458	15,832,348	—	46,891,635	(44,294,982)	18,429,001
12/31/2015	2,254,931	—	3,651,238	(3,567,784)	2,338,385	47,197,903	—	74,959,919	(75,492,777)	46,665,045
Class R6
6/30/2016	7,016	—	—	(1)	7,015	129,155	—	—	(14)	129,141
11/24/2015(1) - 12/31/2015	147	—	—	—	147	3,000	—	—	—	3,000
Class S
6/30/2016	190,900	—	576,063	(655,176)	111,787	3,585,102	—	10,184,802	(12,168,177)	1,601,727
12/31/2015	898,027	—	824,447	(1,060,078)	662,396	18,183,436	—	16,604,357	(22,100,391)	12,687,402
Class S2
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	(1,782)	(1,782)	—	—	—	(39,073)	(39,073)

(1)
Commencement of operations.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$160,027	$(160,027)	$—
BMO Capital Markets Corp	181,498	(181,498)	—
Citigroup Global Markets Inc.	1,054,482	(1,054,482)	—
Credit Suisse Securities (Europe) Limited	93,654	(93,654)	—
Deutsche Bank Securities Inc.	16,402	(16,402)	—
Goldman, Sachs & Co.	53,120	(53,120)	—
HSBC Bank PLC	1,874,073	(1,874,073)	—
J.P. Morgan Securities LLC	209,672	(209,672)	—
Jefferies LLC	171,651	(171,651)	—
JP Morgan Clearing Corp	452,399	(452,399)	—
JP Morgan Securities, Plc.	96,240	(96,240)	—
Merrill Lynch International	58,707	(58,707)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	51,263	(51,263)	—
Morgan Stanley & Co. LLC	332,913	(332,913)	—
RBC Capital Markets, LLC	634,255	(634,255)	—

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Dominion Securities Inc	26,729	(26,729)	—
Scotia Capital (USA) INC	85,556	(85,556)	—
SG Americas Securities, LLC	649,441	(649,441)	—
Societe Generale	299,286	(299,286)	—
UBS AG	187,071	(187,071)	—
Total	$6,688,439	$(6,688,439)	$—

(1)
Collateral with a fair value of  $6,863,736 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch International	$5,795	$(5,795)	$—
SG Americas Securities, LLC	10,115,532	(10,115,532)	—
Societe Generale	4,273,895	(4,273,895)	—
Total	$14,395,222	$(14,395,222)	$—

(1)
Collateral with a fair value of  $14,841,641 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$16,574,890	$(16,574,890)	$—
Jefferies LLC	1,391,235	(1,391,235)	—
RBC Capital Markets, LLC	1,519,385	(1,519,385)	—
SG Americas Securities, LLC	616,500	(616,500)	—
Total	$20,102,010	$(20,102,010)	$—

(1)
Collateral with a fair value of  $20,547,198 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,844,280	$(1,844,280)	$—
Citigroup Global Markets Inc.	49,090,641	(49,090,641)	—
Credit Suisse Securities (USA) LLC	298,485	(298,485)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Securities (USA) Inc.	1,887,048	(1,887,048)	—
J.P. Morgan Securities LLC	3,530,667	(3,530,667)	—
Jefferies LLC	728,782	(728,782)	—
Morgan Stanley & Co. LLC	1,424,487	(1,424,487)	—
Scotia Capital (USA) INC	1,282,522	(1,282,522)	—
SG Americas Securities, LLC	3,339,004	(3,339,004)	—
Total	$63,425,916	$(63,425,916)	$—

(1)
Collateral with a fair value of  $64,739,690 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,079,237	$(1,079,237)	$—
BNP Paribas	1,192,508	(1,192,508)	—
BNP Paribas Prime Brokerage, Inc.	1,111	(1,111)	—
Barclays Capital Inc.	4,481,447	(4,481,447)	—
Citigroup Global Markets Inc.	611,561	(611,561)	—
Credit Suisse Securities (USA) LLC	563,502	(563,502)	—
Deutsche Bank Securities Inc.	429,515	(429,515)	—
Goldman, Sachs & Co.	509,616	(509,616)	—
HSBC Bank PLC	1,634,931	(1,634,931)	—
JP Morgan Clearing Corp	5,383,236	(5,383,236)	—
Janney Montgomery Scott LLC	150,864	(150,864)	—
Jefferies LLC	11,354	(11,354)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	520,514	(520,514)	—
Morgan Stanley & Co. LLC	6,135,831	(6,135,831)	—
National Financial Services LLC	225,155	(225,155)	—
Nomura Securities International, Inc.	373,173	(373,173)	—
RBC Dominion Securities Inc	333,381	(333,381)	—
SG Americas Securities, LLC	525,680	(525,680)	—
Scotia Capital (USA) INC	1,473,814	(1,473,814)	—
UBS Securities LLC.	113,916	(113,916)	—
Wells Fargo Securities LLC	516,238	(516,238)	—
Total	$26,266,584	$(26,266,584)	$—

(1)
Collateral with a fair value of  $27,065,364 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Balanced	$7,676,406	$—	$9,561,178	$—
Global Equity	19,357,833	—	4,011,581	—
Government Money Market	334,810	—	59,269	9,705
Growth and Income	—	93,110,232	68,479,686	182,087,566
Intermediate Bond	24,866,802	—	159,807,871	—
Small Company	2,562,016	55,067,592	11,222,450	81,175,503
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
					Amount	Character	Expiration
Balanced	$7,676,062	$—	$—	$(3,888,063)	$(4,893,731)	Short-term	2017
Global Equity	19,356,238	—	—	(45,067,231)	(114,056,757)	Short-term	2016
					(16,197,601)	Short-term	2017
					(6,695,973)	Short-term	2018
					(59,900,001)	Short-term	None
					$(196,850,332)*
Government Money Market	104,857	2,379	—	—	—	—	—
Growth and Income	—	93,107,624	—	586,095,417	(35,231,984)*	Short-term	2016
Intermediate Bond	2,802,409	—	(19,905,658)	(56,396,730)	(152,830,543)	Short-term	2017
					(4,304,116)	Long-term	None
					$(157,134,659)*
Small Company	2,560,187	55,066,254	—	63,360,702	(1,570,776)	Short-term	2016
					(520,509)	Short-term	2017
					$(2,091,285)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year remains subject to examination by these jurisdictions is 2011.
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 13 — REORGANIZATIONS
On March 6, 2015, Global Equity (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities, for each of Voya Global Resources Portfolio (“Acquired 1 Portfolio”) and Voya International Value Portfolio (“Acquired 2 Portfolio”), collectively, “Acquired Portfolios,” which are not included in this report, each an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolios, voting separately, on February 17, 2015. The transaction was intended to enhance the efficiency and reduce the complexity of Voya family of funds by, among other things, eliminating sector funds from the Voya family of funds. Furthermore, the Acquired Portfolios were expected to benefit from a reduction in gross and net expenses as shareholders of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$19,127,226
Net realized and unrealized loss on investments	$(71,422,278)
Net decrease in net assets resulting from operations	$(52,295,052)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since March 6, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolios’ Conversion Ratio
Acquired 1 Portfolio	$534,681	$169,240	$154,807	$(12,803)	1.8507
Acquired 2 Portfolio	$111,826	$169,240	$7,894*	$4,632	0.9631

*
Excludes $165,497,341 of capital loss carryforwards that were certain to expire due to limitations under Internal Revenue Code section 382 as a result of the merger.

The net assets of the Acquiring Portfolio after the acquisition were $815,746,881.
On August 14, 2015, Global Equity (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of VY® DFA World Equity Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The transaction was intended to enhance the efficiency and reduce the complexity of the Voya family of funds. Furthermore, shareholders of the Acquired Portfolio were expected to benefit from a reduction in gross and net expenses as shareholders of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$18,044,431
Net realized and unrealized loss on investments	$(56,943,168)
Net decrease in net assets resulting from operations	$(38,898,737)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$171,489	$734,035	$—	$(2,082)	1.0286
The net assets of the Acquiring Portfolio after the acquisition were $905,524,087.
On August 14, 2015, Intermediate Bond (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of Voya Aggregate Bond Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 13 — REORGANIZATIONS (continued)

a plan of reorganization approved by the shareholders of the Acquired Portfolio on August 6, 2015. The reorganization could provide the Acquired Portfolio’s shareholders with the potential for improved performance and an immediate benefit through lower gross and net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$148,621,340
Net realized and unrealized loss on investments	$(127,152,986)
Net increase in net assets resulting from operations	$21,468,354
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$567,665	$4,449,177	$—	$(1,127)	0.8214
The net assets of the Acquiring Portfolio after the acquisition were $5,016,842,393.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I*	$0.0000	August 1, 2016	Daily
Class S	$—	August 1, 2016	Daily
Intermediate Bond
Class ADV	$0.0310	August 1, 2016	Daily
Class I	$0.0369	August 1, 2016	Daily
Class S	$0.0339	August 1, 2016	Daily
Class S2	$0.0321	August 1, 2016	Daily

*
Amount rounds to $0.0000

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

38

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

Common Stock	54.2%
Exchange-Traded Funds	9.8%
Mutual Funds	8.5%
Corporate Bonds/Notes	8.0%
U.S. Treasury Obligations	5.6%
U.S. Government Agency Obligations	5.5%
Collateralized Mortgage Obligations	2.7%
Asset-Backed Securities	1.2%
Foreign Government Bonds	0.4%
Preferred Stock	0.0%
Purchased Options	0.0%
Rights	0.0%
Assets in Excess of Other Liabilities*	4.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 54.2%
		Consumer Discretionary: 7.0%
4,015	@	Amazon.com, Inc.	$2,873,214	0.7
71,226		Coach, Inc.	2,901,747	0.7
34,992		Comcast Corp. - Class A	2,281,128	0.5
39,389	@	Dish Network Corp. - Class A	2,063,984	0.5
21,187		Hasbro, Inc.	1,779,496	0.4
20,233		Home Depot, Inc.	2,583,552	0.6
21,612		McDonald’s Corp.	2,600,788	0.6
661,728		Other Securities(a)	12,941,009	3.0
			30,024,918	7.0
		Consumer Staples: 5.4%
36,374		Coca-Cola Co.	1,648,833	0.4
13,713		Costco Wholesale Corp.	2,153,490	0.5
10,188	@	Monster Beverage Corp.	1,637,313	0.4
20,635		PepsiCo, Inc.	2,186,072	0.5
20,075		Philip Morris International, Inc.	2,042,029	0.5
260,000	#	WH Group Ltd.	205,919	0.0
406,092		Other Securities(a)	13,166,426	3.1
			23,040,082	5.4
		Energy: 3.3%
15,066		Chevron Corp.	1,579,369	0.3
26,824		ENI S.p.A.	432,061	0.1
37,270	L	ENI SpA ADR	1,205,684	0.3
26,885		Royal Dutch Shell PLC - Class A	738,405	0.2
37,526		Royal Dutch Shell PLC - Class A ADR	2,072,186	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
11,815		Royal Dutch Shell PLC - Class B	$326,433	0.1
20,952		Schlumberger Ltd.	1,656,884	0.4
209,898		Other Securities(a)	6,208,424	1.4
			14,219,446	3.3
		Financials: 10.5%
38,656		JPMorgan Chase & Co.	2,402,084	0.5
140,338		Keycorp	1,550,735	0.4
68,897		Wells Fargo & Co.	3,260,895	0.8
2,157,804		Other Securities(a)	37,647,087	8.8
			44,860,801	10.5
		Health Care: 7.6%
8,953		AstraZeneca PLC	535,245	0.1
63,418	L	AstraZeneca PLC ADR	1,914,589	0.5
23,675		Bristol-Myers Squibb Co.	1,741,296	0.4
15,727		Danaher Corp.	1,588,427	0.4
23,910		Gilead Sciences, Inc.	1,994,572	0.5
26,111		Medtronic PLC	2,265,652	0.5
51,371		Merck & Co., Inc.	2,959,483	0.7
22,310		UnitedHealth Group, Inc.	3,150,172	0.7
224,420		Other Securities	16,369,186	3.8
			32,518,622	7.6
		Industrials: 5.5%
11,705		General Dynamics Corp.	1,629,804	0.4
997,880		Other Securities(a)	21,841,559	5.1
			23,471,363	5.5
		Information Technology: 9.1%
17,172	@	Adobe Systems, Inc.	1,644,906	0.4
4,526	@	Alphabet, Inc. - Class A	3,184,177	0.8
510	@	Alphabet, Inc. - Class C	352,971	0.1
52,499		Apple, Inc.	5,018,904	1.2
90,904		Cisco Systems, Inc.	2,608,036	0.6
20,127	@	Facebook, Inc.	2,300,114	0.5
70,104		Microsoft Corp.	3,587,222	0.8
33,969		Qualcomm, Inc.	1,819,719	0.4
24,772		Visa, Inc. - Class A	1,837,339	0.4
516,647		Other Securities(a)	16,827,571	3.9
			39,180,959	9.1
		Materials: 2.4%
34,728		Dow Chemical Co.	1,726,329	0.4
294,433		Other Securities	8,685,347	2.0
			10,411,676	2.4
		Telecommunication Services: 1.2%
74,080		AT&T, Inc.	3,200,997	0.8
436,651		Other Securities	1,874,885	0.4
			5,075,882	1.2

See Accompanying Notes to Financial Statements
39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.2%
47,444		Exelon Corp.	$1,725,064	0.4
27,062		PG&E Corp.	1,729,803	0.4
304,425		Other Securities(a)	6,170,972	1.4
			9,625,839	2.2
		Total Common Stock (Cost $225,121,741)	232,429,588	54.2
EXCHANGE-TRADED FUNDS: 9.8%
250,313		iShares MSCI Emerging Markets Index Fund	8,600,755	2.0
83,758		iShares Russell 1000 Value Index Fund	8,648,851	2.0
1,800		iShares S&P MidCap 400 Index Fund	268,902	0.1
370,707		PowerShares Senior Loan Portfolio	8,515,140	2.0
120,095		SPDR Barclays Capital High Yield Bond	4,287,391	1.0
103,573		SPDR Dow Jones International Real Estate	4,294,136	1.0
48,489		Vanguard REIT	4,299,520	1.0
57,228		Vanguard Total International Bond	3,187,600	0.7
		Total Exchange-Traded Funds (Cost $43,708,987)	42,102,295	9.8
MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,312,257		Voya Floating Rate Fund - Class P	12,820,747	3.0
2,206,150		Voya High Yield Bond Fund - Class P	17,141,783	4.0
			29,962,530	7.0
		Unaffiliated Investment Companies: 1.5%
1,245,941	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,379,216	1.5
		Total Mutual Funds (Cost $37,384,044)	36,341,746	8.5
PREFERRED STOCK: 0.0%
		Consumer Staples: 0.0%
1,748		Other Securities	213,625	0.0
		Total Preferred Stock (Cost $199,715)	213,625	0.0
RIGHTS: 0.0%
		Energy: 0.0%
6,006		Other Securities	1,953	0.0
		Total Rights (Cost $1,971)	1,953	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.0%
		Basic Materials: 0.1%
$67,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	$68,669	0.0
27,000	#	Glencore Funding LLC, 2.500%, 01/15/19	26,089	0.0
84,000	#	Glencore Funding LLC, 2.875%, 04/16/20	79,029	0.0
255,000		Other Securities	262,780	0.1
			436,567	0.1
		Communications: 0.9%
798,000		AT&T, Inc., 2.300%-5.350%, 03/11/19-06/15/44	842,614	0.2
32,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	34,940	0.0
63,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	67,918	0.0
200,000	#,L	Millicom International Cellular SA, 4.750%, 05/22/20	201,750	0.1
20,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	20,475	0.0
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	207,529	0.1
2,186,000		Other Securities	2,288,327	0.5
			3,663,553	0.9
		Consumer, Cyclical: 0.5%
63,000		McDonald’s Corp., 2.100%, 12/07/18	64,510	0.0
1,866,000		Other Securities	1,961,649	0.5
			2,026,159	0.5
		Consumer, Non-cyclical: 1.5%
151,000		AstraZeneca PLC, 1.750%, 11/16/18	153,047	0.0
43,000	#	BAT International Finance PLC, 1.850%, 06/15/18	43,483	0.0
60,000	#	BAT International Finance PLC, 3.500%, 06/15/22	64,432	0.0
200,000		Gilead Sciences, Inc., 3.500%-3.650%, 02/01/25-03/01/26	216,138	0.1
200,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	206,171	0.1
85,000	#	Kraft Heinz Foods Co., 2.000%, 07/02/18	86,203	0.0
80,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	83,159	0.0
48,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	52,312	0.0

See Accompanying Notes to Financial Statements
40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
$60,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	$63,765	0.0
40,000	#	Mylan NV, 2.500%, 06/07/19	40,560	0.0
61,000	#	Mylan NV, 3.150%, 06/15/21	62,015	0.0
40,000	#	Mylan NV, 3.750%, 12/15/20	41,749	0.0
64,000	#	Mylan NV, 3.950%, 06/15/26	64,873	0.1
130,000		Philip Morris International, Inc., 4.250%-5.650%, 05/16/18-11/10/44	142,335	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	44,375	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	86,270	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	68,366	0.0
4,775,000		Other Securities	4,989,198	1.2
			6,508,451	1.5
		Diversified: 0.0%
90,000		Other Securities	90,703	0.0
		Energy: 0.9%
15,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	14,061	0.0
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	84,207	0.0
200,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	203,990	0.0
50,000	#	YPF SA, 8.500%, 07/28/25	53,012	0.0
200,000	#	YPF SA, 8.875%, 12/19/18	216,000	0.1
3,372,000		Other Securities(a)	3,444,789	0.8
			4,016,059	0.9
		Financial: 2.9%
210,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	214,951	0.1
200,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	208,436	0.0
150,000	#	Athene Global Funding, 2.875%, 10/23/18	148,888	0.0
200,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	203,277	0.0
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	206,448	0.1
32,000	#	BNP Paribas SA, 4.375%, 09/28/25	32,526	0.0
200,000	#	BPCE SA, 5.700%, 10/22/23	215,238	0.1
107,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	108,585	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$250,000		Credit Suisse/New York NY, 1.750%, 01/29/18	$250,265	0.1
100,000	#	HBOS PLC, 6.750%, 05/21/18	107,510	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	202,199	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	199,180	0.0
801,000		JPMorgan Chase & Co., 1.625%-6.125%, 03/01/18-12/29/49	826,823	0.2
45,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	45,642	0.0
200,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	213,663	0.1
80,000	#	New York Life Global Funding, 1.550%, 11/02/18	80,770	0.0
70,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	72,118	0.0
73,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	75,591	0.0
41,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	42,662	0.0
210,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	219,114	0.1
200,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	204,030	0.1
8,359,000		Other Securities	8,488,630	2.0
			12,366,546	2.9
		Industrial: 0.2%
25,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	26,307	0.0
911,000		Other Securities	957,868	0.2
			984,175	0.2
		Technology: 0.5%
106,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	108,662	0.0
104,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	107,008	0.0
110,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	114,223	0.1
102,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	106,020	0.0

See Accompanying Notes to Financial Statements
41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
$105,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	$106,393	0.0
80,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	81,961	0.0
30,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	32,161	0.0
7,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	7,331	0.0
1,509,000		Other Securities	1,561,120	0.4
			2,224,879	0.5
		Utilities: 0.5%
60,000	#	Cleco Corporate Holdings LLC, 3.743%, 05/01/26	61,819	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	66,573	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	99,046	0.1
123,000	#	Electricite de France SA, 2.350%, 10/13/20	125,777	0.0
200,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	209,250	0.1
130,000		Exelon Corp., 2.850%-3.400%, 06/15/20-04/15/26	135,302	0.0
37,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	39,631	0.0
1,153,000		Other Securities	1,229,879	0.3
			1,967,277	0.5
		Total Corporate Bonds/Notes (Cost $33,306,299)	34,284,369	8.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.7%
72,457	#,+	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	72,862	0.0
190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.442%, 01/15/28	183,621	0.1
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.000%, 02/10/51	29,385	0.0
72,792	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.956%, 03/11/41	78,103	0.0
13,528	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.240%, 07/10/42	13,531	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$2,180,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	$104,579	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.154%, 06/11/41	219,728	0.0
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	75,408	0.0
210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.445%, 11/11/41	226,311	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.926%, 02/13/42	145,466	0.0
99,017	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.907%, 04/12/38	99,481	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	245,821	0.1
118,377	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	124,903	0.0
40,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	40,321	0.0
110,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	120,049	0.0
1,732,921 ^		COMM 2012-CCRE2 XA Mortgage Trust, 1.901%, 08/15/45	139,915	0.1
984,438 ^		COMM 2012-CCRE4 XA Mortgage Trust, 2.072%, 10/15/45	77,928	0.0
2,380,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.746%, 10/15/45	85,528	0.0
616,957 ^		COMM 2013-LC6 XA Mortgage Trust, 1.866%, 01/10/46	38,512	0.0
73,081	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	74,092	0.0
70,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	70,153	0.1

See Accompanying Notes to Financial Statements
42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$7,326	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	$7,327	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.466%, 05/15/36	54,912	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	26,985	0.0
110,000	#	DBUBS Mortgage Trust 2011-LC1A E, 5.884%, 11/10/46	116,526	0.0
40,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	37,643	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	94,345	0.0
170,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	170,192	0.1
66,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.753%, 02/25/25	67,079	0.0
160,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%-5.453%, 11/25/24	163,163	0.0
400,000		Fannie Mae Connecticut Avenue Securities, 5.453%-6.353%, 07/25/25-10/25/28	411,915	0.1
107,632 ^		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.247%, 12/25/36	34,145	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	102,321	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	175,935	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	99,797	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.003%, 10/25/24	255,076	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$50,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	$51,205	0.0
260,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	270,452	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	99,294	0.0
60,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	62,123	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.703%, 05/25/25	96,645	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	98,932	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.003%, 07/25/28	104,329	0.1
80,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.103%, 10/25/28	78,120	0.0
21,935,329	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	97,617	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	85,022	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	101,529	0.1
1,900,855 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	151,853	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.727%, 05/15/41	41,265	0.0
90,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	89,901	0.0

See Accompanying Notes to Financial Statements
43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	$21,025	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	29,197	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	28,906	0.0
3,066,520 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.701%, 01/15/46	43,364	0.0
4,699,115 ^		JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.098%, 08/15/46	142,387	0.1
977,949 ^		JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.403%, 04/15/47	40,376	0.0
1,300,427	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	3,297	0.0
90,000	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.306%, 10/15/36	91,843	0.0
139,286	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.418%, 02/15/40	139,125	0.1
23,846	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.101%, 09/15/39	23,885	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.101%, 09/15/39	60,092	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.101%, 09/15/39	60,069	0.0
5,561,135	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.903%, 11/15/38	7,053	0.0
100,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.268%, 09/12/42	103,412	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	145,335	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	104,567	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	$102,802	0.0
100,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	88,991	0.0
70,139	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	70,982	0.0
1,345,392 ^		Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.740%, 01/15/59	132,775	0.1
479,286	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	36,030	0.0
581,452	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.538%, 03/15/48	35,699	0.0
1,555,739 ^		Wells Fargo Commercial Mortgage Trust 2014-LC16, 1.615%, 08/15/50	109,241	0.0
5,413,345		Other Securities	4,617,587	1.1
		Total Collateralized Mortgage Obligations (Cost $11,789,198)	11,749,385	2.7
FOREIGN GOVERNMENT BONDS: 0.4%
175,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	187,250	0.1
100,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	102,250	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,719	0.0
1,021,539		Other Securities(a)	1,176,184	0.3
			1,476,403	0.4
		Oil & Gas: 0.0%
49,000		Other Securities	30,865	0.0
		Total Foreign Government Bonds (Cost $1,511,942)	1,507,268	0.4
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.2%
40,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	40,356	0.0
120,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	119,767	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A D, 3.780%, 10/15/19	163,816	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	113,104	0.0

See Accompanying Notes to Financial Statements
44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
$30,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	$30,482	0.0
490,000		Other Securities	496,438	0.1
			963,963	0.2
		Home Equity Asset-Backed Securities: 0.1%
200,000		Other Securities	191,600	0.1
		Other Asset-Backed Securities: 0.9%
198,667	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	—	—
250,000	#	Atrium V 5A D, 4.336%, 07/20/20	250,057	0.1
11,408	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	11,465	0.0
250,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	240,870	0.1
500,000	#	Carlyle High Yield Partners IX Ltd. 2006-9A B, 1.056%, 08/01/21	478,530	0.1
96,297	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	95,217	0.0
200,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	196,962	0.1
47,768	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	48,483	0.0
88,419	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	89,850	0.0
250,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	250,064	0.1
90,475	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	90,869	0.0
94,416	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	95,681	0.0
330,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	312,051	0.1
37,862	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	38,040	0.0
45,105	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	44,992	0.0
250,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	250,009	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$300,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	$294,470	0.1
100,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	99,625	0.0
76,029	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	76,115	0.0
100,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	100,650	0.0
250,000	#	St James River CLO Ltd. 2007-1A D, 2.956%, 06/11/21	240,832	0.0
100,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	101,506	0.0
100,000	#	Telos CLO 2006-1A E Ltd., 4.879%, 10/11/21	99,882	0.0
50,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.695%, 12/10/18	49,833	0.0
486,807		Other Securities	427,671	0.1
			3,983,724	0.9
		Total Asset-Backed Securities (Cost $5,137,289)	5,139,287	1.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.5%
		Federal Home Loan Mortgage Corporation: 1.5%##
5,858,346	^,W	2.500%-6.500%, due 12/15/17-09/01/45	6,494,126	1.5
		Federal National Mortgage Association: 2.3%##
2,976,000	W	3.500%, due 07/01/45	3,140,378	0.8
5,911,435		2.500%-7.500%, due 08/01/16-02/25/49	6,462,952	1.5
			9,603,330	2.3
		Government National Mortgage Association: 1.7%
2,603,000	W	3.000%, due 08/01/44	2,716,525	0.6
1,814,000	W	3.500%, due 07/01/44	1,925,462	0.5
2,598,013		3.000%-7.000%, due 05/16/32-10/20/60	2,800,101	0.6
			7,442,088	1.7
		Total U.S. Government Agency Obligations (Cost $23,015,112)	23,539,544	5.5
U.S. TREASURY OBLIGATIONS: 5.6%
		Treasury Inflation Indexed Protected Securities: 0.4%
1,583,917		0.625%, due 01/15/26	1,669,516	0.4

See Accompanying Notes to Financial Statements
45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: 1.1%
$3,583,000		2.500%, due 02/15/46	$3,734,439	0.9
1,030,000	L	1.625%-3.000%, due 05/15/26-11/15/45	1,043,514	0.2
			4,777,953	1.1
		U.S. Treasury Notes: 4.1%
6,609,000		0.625%, due 06/30/18	6,613,263	1.6
5,230,000		0.875%, due 06/15/19	5,256,150	1.2
2,140,000		1.375%, due 06/30/23	2,151,870	0.5
2,478,000		1.625%, due 02/15/26	2,507,523	0.6
982,000		0.875%-1.750%, due 12/31/17-01/31/23	988,196	0.2
			17,517,002	4.1
		Total U.S. Treasury Obligations (Cost $23,610,221)	23,964,471	5.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
3,300,000	@	Receive a fixed rate equal to 1.205% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	3,582	0.0
3,100,000	@	Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	3,463	0.0
3,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.605%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	1,906	0.0
3,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.608%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	1,734	0.0
			10,685	0.0
		Total Purchased Options (Cost $44,135)	10,685	0.0
		Total Long-Term Investments (Cost $404,830,654)	411,284,216	95.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Corporate Bonds/Notes: 0.0%
$65,000	AmerisourceBergen Corp., 1.150%, 05/15/17	$64,998	0.0
32,000	L-3 Communications Corp., 1.500%, 05/28/17	32,016	0.0
		97,014	0.0
	Securities Lending Collateralcc: 1.6%
1,630,153	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,630,171, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,662,756, due 08/15/16-11/15/45)	1,630,153	0.4
1,630,153	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,630,174, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,662,756, due 07/15/16-09/20/65)	1,630,153	0.4
1,630,153	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,630,175, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,662,756, due 07/07/16-02/01/49)	1,630,153	0.4
1,630,153	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,630,173, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,662,756, due 03/15/18-09/09/49)	1,630,153	0.4

See Accompanying Notes to Financial Statements
46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$343,124	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $343,128, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $349,986, due 12/01/16-02/20/66)	$343,124	0.0
		6,863,736	1.6
	U.S. Treasury Obligations: 1.1%
4,860,000	United States Treasury Note, 0.500%, 02/28/17 (Cost $4,859,193)	4,862,381	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
12,870,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $12,870,000)	12,870,000	3.0
	Total Short-Term Investments (Cost $24,690,038)	24,693,131	5.7
	Total Investments in Securities (Cost $429,520,692)	$435,977,347	101.6
	Liabilities in Excess of Other Assets	(6,975,580)	(1.6)
	Net Assets	$429,001,767	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt

+
Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $432,197,048.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$20,642,157
Gross Unrealized Depreciation	(16,861,858)
Net Unrealized Appreciation	$3,780,299

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,671,935	$4,352,983	$—	$30,024,918
Consumer Staples	17,765,209	5,274,873	—	23,040,082
Energy	12,014,114	2,205,332	—	14,219,446
Financials	36,047,871	8,812,930	—	44,860,801
Health Care	27,963,255	4,555,367	—	32,518,622
See Accompanying Notes to Financial Statements
47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Industrials	18,899,348	4,572,015	—	23,471,363
Information Technology	37,173,365	2,007,594	—	39,180,959
Materials	8,003,925	2,407,751	—	10,411,676
Telecommunication Services	3,200,997	1,874,885	—	5,075,882
Utilities	8,194,350	1,431,489	—	9,625,839
Total Common Stock	194,934,369	37,495,219	—	232,429,588
Exchange-Traded Funds	42,102,295	—	—	42,102,295
Mutual Funds	36,341,746	—	—	36,341,746
Preferred Stock	—	213,625	—	213,625
Rights	1,953	—	—	1,953
Purchased Options	—	10,685	—	10,685
Corporate Bonds/Notes	—	34,284,369	—	34,284,369
Collateralized Mortgage Obligations	—	11,749,385	—	11,749,385
Short-Term Investments	12,870,000	11,823,131	—	24,693,131
Foreign Government Bonds	—	1,507,268	—	1,507,268
U.S. Treasury Obligations	—	23,964,471	—	23,964,471
Asset-Backed Securities	—	5,039,662	99,625	5,139,287
U.S. Government Agency Obligations	—	23,539,544	—	23,539,544
Total Investments, at fair value	$286,250,363	$149,627,359	$99,625	$435,977,347
Other Financial Instruments+
Centrally Cleared Swaps	—	271,342	—	271,342
Forward Foreign Currency Contracts	—	1,052	—	1,052
Futures	715,613	—	—	715,613
Total Assets	$286,965,976	$149,899,753	$99,625	$436,965,354
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(709,220)	$—	$(709,220)
Forward Foreign Currency Contracts	—	(2,421)	—	(2,421)
Futures	(683,206)	—	—	(683,206)
Written Options	—	(46,436)	—	(46,436)
Total Liabilities	$(683,206)	$(758,077)	$—	$(1,441,283)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$—	$13,134,373	$(287,322)	$(26,304)	$12,820,747	$106,838	$(85)	$—
Voya High Yield Bond Fund - Class P	13,431,216	4,517,962	(1,365,858)	558,463	17,141,783	462,803	(105,457)	—
	$13,431,216	$17,652,335	$(1,653,180)	$532,159	$29,962,530	$569,641	$(105,542)	$—

See Accompanying Notes to Financial Statements
48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

The financial statements for the above mutual fund can be found at www.sec.gov.
At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	South Korean Won	104,798,600	Buy	07/15/16	$91,296	$90,935	$(361)
Deutsche Bank AG	Thai Baht	4,261,421	Buy	07/15/16	121,912	121,245	(667)
Deutsche Bank AG	Singapore Dollar	110,734	Buy	07/15/16	81,743	82,194	451
Goldman Sachs & Co.	Hong Kong Sar Dollar	83,689	Buy	07/15/16	10,798	10,789	(9)
Morgan Stanley	Indonesian Rupiah	841,602,000	Buy	07/15/16	63,493	63,675	182
							$(404)
Barclays Bank PLC	South Korean Won	104,798,600	Sell	07/15/16	$91,348	$90,935	$413
Deutsche Bank AG	Thai Baht	4,261,421	Sell	07/15/16	120,823	121,245	(422)
Deutsche Bank AG	Singapore Dollar	110,734	Sell	07/15/16	81,842	82,193	(351)
Goldman Sachs & Co.	Hong Kong Sar Dollar	83,689	Sell	07/15/16	10,795	10,789	6
Morgan Stanley	Indonesian Rupiah	841,602,000	Sell	07/15/16	63,065	63,676	(611)
							$(965)

At June 30, 2016, the following futures contracts were outstanding for Voya Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	75	09/16/16	$8,605,500	$134,381
S&P Mid 400 E-Mini	57	09/16/16	8,510,100	(6,818)
U.S. Treasury 2-Year Note	47	09/30/16	10,308,422	31,485
U.S. Treasury 5-Year Note	167	09/30/16	20,401,398	350,892
U.S. Treasury Ultra Long Bond	16	09/21/16	2,982,000	198,855
			$50,807,420	$708,795
Short Contracts
S&P 500 E-Mini	(153)	09/16/16	(15,990,030)	(412,421)
U.S. Treasury 10-Year Note	(26)	09/21/16	(3,457,594)	(73,252)
U.S. Treasury Long Bond	(9)	09/21/16	(1,551,094)	(77,126)
U.S. Treasury Ultra 10-Year Note	(23)	09/21/16	(3,350,453)	(113,589)
			$(24,349,171)	$(676,388)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD612,000	$60,908	$60,908
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD729,000	93,700	93,700
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.593%	Chicago Mercantile Exchange	10/13/40	USD221,000	(34,703)	(34,703)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD1,071,000	(190,570)	(190,570)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD3,984,000	(24,646)	(24,646)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD7,138,000	(193,054)	(193,054)
See Accompanying Notes to Financial Statements
49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.453%	Chicago Mercantile Exchange	10/13/20	USD715,000	(15,645)	(15,645)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD7,247,000	(205,231)	(205,231)
Receive a fixed rate equal to 1.785% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/22	USD1,701,000	69,322	69,322
Receive a fixed rate equal to 2.099% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/25	USD58,000	3,832	3,832
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD2,814,000	43,580	43,580
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,974)	(7,974)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,059)	(7,059)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,159)	(7,159)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.620%	Chicago Mercantile Exchange	06/27/26	USD347,000	(7,126)	(7,126)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD204,000	(4,269)	(4,269)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD2,814,000	(9,097)	(9,097)
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD830,000	(2,687)	(2,687)
				$(437,878)	$(437,878)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.806%	07/18/16	USD3,300,000	$4,018	$(106)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.808%	07/18/16	USD3,100,000	3,706	(96)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.406%	07/18/16	USD3,300,000	18,372	(23,586)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.408%	07/18/16	USD3,100,000	17,506	(22,648)
Total Written Swaptions							$43,602	$(46,436)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$10,685
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,052
Equity contracts	Net Assets — Unrealized appreciation**	134,381
Interest rate contracts	Net Assets — Unrealized appreciation**	581,232
Interest rate contracts	Net Assets — Unrealized appreciation***	271,342
Total Asset Derivatives		$998,692

See Accompanying Notes to Financial Statements
50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,421
Equity contracts	Net Assets — Unrealized depreciation**	6,818
Interest rate contracts	Net Assets — Unrealized depreciation**	676,388
Interest rate contracts	Net Assets — Unrealized depreciation***	709,220
Interest rate contracts	Written Options, at fair value	46,436
Total Liability Derivatives		$1,441,283

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(37,075)	$—	$(37,075)
Equity contracts	—	—	(465,773)	—	—	(465,773)
Foreign exchange contracts	(62,320)	1,078,837	—	—	118,852	1,135,369
Interest rate contracts	(285,782)	—	442,234	9,412	525,691	691,555
Total	$(348,102)	$1,078,837	$(23,539)	$(27,663)	$644,543	$1,324,076

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$16,010	$—	$16,010
Equity contracts	—	—	145,417	—	—	145,417
Foreign exchange contracts	—	(6,472)	—	—	—	(6,472)
Interest rate contracts	(33,450)	—	(48,517)	(420,646)	(2,834)	(505,447)
Total	$(33,450)	$(6,472)	$96,900	$(404,636)	$(2,834)	$(350,492)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	Barclays Bank PLC	Deutsche Bank AG	Goldman Sachs & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$—	$—	$10,685	$—	$10,685
Forward foreign currency contracts	413	451	6	182	$1,052
Total Assets	$413	$451	$10,691	$182	$11,737
Liabilities:
Forward foreign currency contracts	$361	$1,440	$9	$611	$2,421
Written options	—	—	46,436	—	46,436
Total Liabilities	$361	$1,440	$46,445	$611	$48,857
Net OTC derivative instruments by counterparty, at fair value	$52	$(989)	$(35,754)	$(429)	$(37,120)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$52	$(989)	$(35,754)	$(429)	$(37,120)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	19.4%
Information Technology	13.6%
Health Care	12.2%
Consumer Staples	11.8%
Consumer Discretionary	11.1%
Industrials	9.0%
Energy	7.0%
Materials	4.4%
Telecommunication Services	4.1%
Utilities	2.8%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 11.1%
24,13	@	Amazon.com, Inc.	$17,268,626	2.4
434,462		Coach, Inc.	17,699,982	2.4
114,272		Hasbro, Inc.	9,597,705	1.3
103,308		McDonald’s Corp.	12,432,085	1.7
1,090,000		Panasonic Corp.	9,377,859	1.3
129,235		Renault S.A.	9,756,965	1.3
34,186		Other Securities	5,153,040	0.7
			81,286,262	11.1
		Consumer Staples: 11.8%
289,160		Coca-Cola Co.	13,107,623	1.8
329,235		Diageo PLC	9,197,443	1.3
327,500		Japan Tobacco, Inc.	13,198,972	1.8
88,125		Kimberly-Clark Corp.	12,115,425	1.6
132,638		Kraft Heinz Co.	11,735,810	1.6
179,210		Nestle S.A.	13,884,892	1.9
131,855		Philip Morris International, Inc.	13,412,291	1.8
			86,652,456	11.8
		Energy: 7.0%
791,102		ENI S.p.A.	12,742,472	1.7
95,532		Occidental Petroleum Corp.	7,218,398	1.0
237,302		Royal Dutch Shell PLC - Class A ADR	13,103,816	1.8
145,405		Valero Energy Corp.	7,415,655	1.0
304,012		Other Securities	11,122,624	1.5
			51,602,965	7.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 19.4%
212,212		BB&T Corp.	$7,556,869	1.0
100,623		Crown Castle International Corp.	10,206,191	1.4
311,490		Danske Bank A/S	8,198,535	1.1
109,452		Deutsche Boerse AG	8,992,042	1.2
177,113		Hartford Financial Services Group, Inc.	7,860,275	1.1
3,035		Japan Retail Fund Investment Corp.	7,749,774	1.1
181,150		JPMorgan Chase & Co.	11,256,661	1.5
267,468		Liberty Property Trust	10,623,829	1.4
27,024		Partners Group	11,581,554	1.6
47,136		Simon Property Group, Inc.	10,223,798	1.4
100,089		T. Rowe Price Group, Inc.	7,303,494	1.0
336,144		Wells Fargo & Co.	15,909,695	2.2
5,129,884		Other Securities	25,035,903	3.4
			142,498,620	19.4
		Health Care: 12.2%
194,203		AstraZeneca PLC	11,610,197	1.6
164,321		Gilead Sciences, Inc.	13,707,658	1.9
155,838		Medtronic PLC	13,522,063	1.8
164,970		Novartis AG	13,616,385	1.9
53,999		Roche Holding AG	14,249,247	1.9
50,705		Shire PLC ADR	9,333,776	1.3
93,208		UnitedHealth Group, Inc.	13,160,969	1.8
			89,200,295	12.2
		Industrials: 9.0%
181,849		Deere & Co.	14,737,043	2.0
56,481		General Dynamics Corp.	7,864,414	1.1
545,200		LIXIL Group Corp.	8,953,194	1.2
331,833		Koninklijke Philips NV	8,241,531	1.1
576,600		Mitsubishi Corp.	10,152,389	1.4
91,017		Siemens AG	9,340,314	1.3
651,318		Other Securities	6,470,399	0.9
			65,759,284	9.0
		Information Technology: 13.6%
220,601		Apple, Inc.	21,089,456	2.9
724,997		Cisco Systems, Inc.	20,800,164	2.8
124,304	L	Lam Research Corp.	10,448,994	1.4
401,314		Microsoft Corp.	20,535,237	2.8
304,174		Qualcomm, Inc.	16,294,601	2.2
407,116		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,678,653	1.5
			99,847,105	13.6

See Accompanying Notes to Financial Statements
52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 4.4%
104,861		BASF SE	$8,040,644	1.1
275,518		Dow Chemical Co.	13,696,000	1.8
219,068		Nucor Corp.	10,824,150	1.5
			32,560,794	4.4
		Telecommunication Services: 4.1%
179,103		AT&T, Inc.	7,739,041	1.0
1,068,000		China Mobile Ltd.	12,339,902	1.7
624,638	L	Orange SA	10,156,974	1.4
			30,235,917	4.1
		Utilities: 2.8%
150,540		PG&E Corp.	9,622,517	1.3
1,515,188		Other Securities(a)	11,049,214	1.5
			20,671,731	2.8
		Total Common Stock (Cost $699,111,456)	700,315,429	95.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 2.0%
$3,524,938	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,524,983, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,595,437, due 07/15/16-09/20/65)	3,524,938	0.5
3,524,938	Citigroup, Inc., Repurchase Agreement dated 06/30/16, 0.44%, due 07/01/16 (Repurchase Amount $3,524,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $3,595,437, due 04/30/17-03/15/57)	3,524,938	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$3,524,938	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,524,986, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,595,437, due 07/07/16-02/01/49)	$3,524,938	0.5
741,889	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $741,898, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $756,727, due 06/01/22-11/20/45)	741,889	0.1
3,524,938	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $3,524,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,595,437, due 12/01/16-02/20/66)	3,524,938	0.4
		14,841,641	2.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
29,911,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $29,911,000)	29,911,000	4.1
	Total Short-Term Investments (Cost $44,752,641)	44,752,641	6.1
	Total Investments in Securities (Cost $743,864,097)	$745,068,070	101.5
	Liabilities in Excess of Other Assets	(11,025,145)	(1.5)
	Net Assets	$734,042,925	100.0

See Accompanying Notes to Financial Statements
53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $747,107,531.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$39,371,726
Gross Unrealized Depreciation	(41,411,187)
Net Unrealized Depreciation	$(2,039,461)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$56,998,398	$24,287,864	$—	$81,286,262
Consumer Staples	50,371,149	36,281,307	—	86,652,456
Energy	38,860,493	12,742,472	—	51,602,965
Financials	80,940,812	61,557,808	—	142,498,620
Health Care	49,724,466	39,475,829	—	89,200,295
Industrials	22,601,457	43,157,827	—	65,759,284
Information Technology	99,847,105	—	—	99,847,105
Materials	24,520,150	8,040,644	—	32,560,794
Telecommunication Services	7,739,041	22,496,876	—	30,235,917
Utilities	9,622,517	11,049,214	—	20,671,731
Total Common Stock	441,225,588	259,089,841	—	700,315,429
Short-Term Investments	29,911,000	14,841,641	—	44,752,641
Total Investments, at fair value	$471,136,588	$273,931,482	$—	$745,068,070
Other Financial Instruments+
Futures	800,554	—	—	800,554
Total Assets	$471,937,142	$273,931,482	$—	$745,868,624

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following futures contracts were outstanding for Voya Global Equity Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	424	09/16/16	$17,695,640	$800,554
			$17,695,640	$800,554

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$800,554
Total Asset Derivatives		$800,554

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$755,454
Total	$755,454

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$767,082
Total	$767,082

See Accompanying Notes to Financial Statements
55

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

U.S. Government Agency Debt	37.4%
U.S. Treasury Debt	24.2%
Investment Companies	9.1%
U.S. Treasury Repurchase Agreement	7.2%
Assets in Excess of Other Liabilities	22.1%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
Investment Companies: 9.1%
$24,000,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.292%, due 07/01/16	$24,000,000	4.5
22,000,000	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.296%, due 07/01/16	22,000,000	4.2
2,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.268%, due 07/01/16	2,000,000	0.4
	Total Investment Companies (Cost $48,000,000)	48,000,000	9.1
U.S. Government Agency Debt: 37.4%
1,000,000	Fannie Mae Discount Notes, 0.285%, due 08/10/16	999,689	0.2
1,250,000	Fannie Mae Discount Notes, 0.289%, due 08/01/16	1,249,699	0.2
950,000	Fannie Mae Discount Notes, 0.306%, due 09/06/16	949,470	0.2
1,425,000	Fannie Mae Discount Notes, 0.357%, due 09/19/16	1,423,892	0.3
2,000,000	Fannie Mae Discount Notes, 0.423%, due 11/14/16	1,996,864	0.4
2,225,000	Fannie Mae, 0.468%, due 07/20/17	2,224,763	0.4
1,500,000	Fannie Mae, 0.625%, due 08/26/16	1,500,549	0.3
2,250,000	Fannie Mae, 1.250%, due 09/28/16	2,254,392	0.4
350,000	Fannie Mae, 1.375%, due 11/15/16	351,053	0.1
200,000	Fannie Mae, 5.375%, due 06/12/17	208,710	0.0
1,603,000	Fannie Mae, 5.375%, due 07/15/16	1,606,142	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
$900,000	Federal Farm Credit Banks, 0.404%, due 02/21/17	$899,831	0.2
9,000,000	Federal Farm Credit Banks, 0.414%, due 04/03/17	8,996,651	1.7
26,000,000	Federal Farm Credit Banks, 0.450%, due 10/21/16	25,999,999	4.9
20,250,000	Federal Farm Credit Banks, 0.460%, due 12/19/16	20,250,954	3.8
10,750,000	Federal Farm Credit Banks, 0.490%, due 03/22/17	10,751,179	2.0
500,000	Federal Farm Credit Banks, 0.500%, due 07/03/17	499,695	0.1
1,100,000	Federal Farm Credit Banks, 0.730%, due 06/19/17	1,099,047	0.2
3,200,000	Federal Farm Credit Discount Notes, 0.521%, due 12/27/16	3,191,885	0.6
6,250,000	Federal Farm Credit Discount Notes, 0.593%, due 02/22/17	6,226,236	1.2
1,500,000	Federal Farm Credit Discount Notes, 0.650%, due 02/03/17	1,494,213	0.3
11,000,000	Federal Home Loan Bank Discount Notes, 0.346%, due 08/05/16	10,996,364	2.1
6,000,000	Federal Home Loan Bank Discount Notes, 0.418%, due 09/14/16	5,994,875	1.1
7,250,000	Federal Home Loan Bank Discount Notes, 0.630%, due 12/05/16	7,230,397	1.4
7,750,000	Federal Home Loan Banks, 0.405%, due 11/10/16	7,749,722	1.5
1,400,000	Federal Home Loan Banks, 0.443%, due 01/27/17	1,400,000	0.3
375,000	Federal Home Loan Banks, 0.446%, due 03/17/17	374,916	0.1
3,250,000	Federal Home Loan Banks, 0.467%, due 06/01/17	3,250,000	0.6
6,250,000	Federal Home Loan Banks, 0.477%, due 03/01/17	6,250,000	1.2
3,000,000	Federal Home Loan Banks, 0.481%, due 05/16/17	2,999,253	0.6
1,250,000	Federal Home Loan Banks, 2.000%, due 09/09/16	1,253,705	0.2
300,000	Federal Home Loan Mortgage Corp., 0.452%, due 01/13/17	300,055	0.1
850,000	Federal Home Loan Mortgage Corp., 0.493%, due 04/27/17	850,347	0.2

See Accompanying Notes to Financial Statements
56

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
$665,000	Federal Home Loan Mortgage Corp., 5.125%, due 10/18/16	$674,197	0.1
1,000,000	Freddie Mac Discount Notes, 0.333%, due 08/19/16	999,564	0.2
1,500,000	Freddie Mac Discount Notes, 0.357%, due 09/13/16	1,498,921	0.3
3,450,000	Freddie Mac Discount Notes, 0.403%, due 10/17/16	3,445,912	0.7
7,750,000	Freddie Mac Discount Notes, 0.459%, due 11/25/16	7,735,759	1.5
7,500,000	Freddie Mac Discount Notes, 0.459%, due 12/14/16	7,484,437	1.4
9,750,000	Freddie Mac Discount Notes, 0.469%, due 09/15/16	9,740,532	1.8
15,500,000	Freddie Mac Discount Notes, 0.490%, due 10/04/16	15,480,367	2.9
3,250,000	Freddie Mac Discount Notes, 0.498%, due 10/03/16	3,245,861	0.6
400,000	Freddie Mac Discount Notes, 0.511%, due 01/05/17	398,956	0.1
2,500,000	Freddie Mac Discount Notes, 0.510%, due 12/01/16	2,494,687	0.5
600,000	Freddie Mac, 2.000%, due 08/25/16	601,423	0.1
	Total U.S. Government Agency Debt (Cost $196,625,163)	196,625,163	37.4
U.S. Treasury Debt: 24.2%
86,750,000	United States Treasury Bill, 0.271%, due 09/29/16	86,692,235	16.5
28,000,000	United States Treasury Floating Rate Note, 0.334%, due 04/30/17	27,999,659	5.3
Principal Amount†		Value	Percentage of Net Assets
U.S. Treasury Debt: (continued)
$12,500,000	United States Treasury Note, 1.000%, due 10/31/16	$12,526,558	2.4
	Total U.S. Treasury Debt (Cost $127,218,452)	127,218,452	24.2
U.S. Treasury Repurchase Agreement: 7.2%
37,717,000	Deutsche Bank Repurchase Agreement dated 6/30/2016, 0.400%, due 7/1/16, $37,717,419 to be received upon repurchase (Collateralized by $37,055,900, Note, 1.750%, Market Value plus accrued interest $38,471,347 due 1/31/23), 0.400%, due 07/01/16	37,717,000	7.2
	Total U.S. Treasury Repurchase Agreement (Cost $37,717,000)	37,717,000	7.2
	Total Investments in Securities (Cost $409,560,615)	$409,560,615	77.9
	Assets in Excess of Other Liabilities	116,215,117	22.1
	Net Assets	$525,775,732	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$127,218,452	$—	$127,218,452
U.S. Treasury Repurchase Agreement	—	37,717,000	—	37,717,000
Investment Companies	48,000,000	—	—	48,000,000
U.S. Government Agency Debt	—	196,625,163	—	196,625,163
Total Investments, at fair value	$48,000,000	$361,560,615	$—	$409,560,615

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
57

Voya Government Money Market	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2016.
Counterparty	Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$37,717,000	$(37,717,000)	$—
Totals	$37,717,000	$(37,717,000)	$—

(1)
Collateral with a fair value of  $38,471,347 has been pledged in connection with the above repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
58

Voya Growth and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	19.9%
Financials	16.0%
Health Care	14.3%
Consumer Discretionary	12.3%
Consumer Staples	10.3%
Industrials	9.7%
Energy	7.4%
Utilities	3.4%
Telecommunication Services	3.0%
Materials	2.9%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 12.3%
152,689	@	Amazon.com, Inc.	$109,267,302	3.1
2,078,390		Coach, Inc.	84,673,609	2.4
1,312,623		Comcast Corp. - Class A	85,569,893	2.4
949,229	@	Dish Network Corp. - Class A	49,739,600	1.4
430,868		Hasbro, Inc.	36,188,603	1.0
598,239		McDonald’s Corp.	71,992,081	2.0
			437,431,088	12.3
		Consumer Staples: 10.3%
2,301,523		Coca-Cola Co.	104,328,037	2.9
539,919		Kimberly-Clark Corp.	74,228,064	2.1
1,046,229		Kraft Heinz Co.	92,570,342	2.6
934,140		Philip Morris International, Inc.	95,020,721	2.7
			366,147,164	10.3
		Energy: 7.4%
1,309,838		Anadarko Petroleum Corp.	69,748,874	1.9
838,784		Baker Hughes, Inc.	37,854,322	1.1
612,841		Occidental Petroleum Corp.	46,306,266	1.3
953,196		Royal Dutch Shell PLC - Class A ADR	52,635,483	1.5
1,121,653		Valero Energy Corp.	57,204,303	1.6
			263,749,248	7.4
		Financials: 16.0%
1,716,205		BB&T Corp.	61,114,060	1.7
495,808		Chubb Ltd.	64,807,064	1.8
904,219		Comerica, Inc.	37,190,527	1.1
621,020		Crown Castle International Corp.	62,990,059	1.8
952,376		Discover Financial Services	51,037,830	1.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
1,301,866		Hartford Financial Services Group, Inc.	$57,776,813	1.6
574,638		Prudential Financial, Inc.	40,994,675	1.2
232,306		Simon Property Group, Inc.	50,387,171	1.4
702,973		T. Rowe Price Group, Inc.	51,295,940	1.5
1,906,391		Wells Fargo & Co.	90,229,486	2.5
			567,823,625	16.0
		Health Care: 14.3%
574,083		Amgen, Inc.	87,346,728	2.5
1,166,688		Gilead Sciences, Inc.	97,325,113	2.8
876,029		Medtronic PLC	76,013,036	2.1
1,394,836		Merck & Co., Inc.	80,356,502	2.3
373,714		Shire PLC ADR	68,793,273	1.9
676,563		UnitedHealth Group, Inc.	95,530,696	2.7
			505,365,348	14.3
		Industrials: 9.7%
1,306,627		Chicago Bridge & Iron Co. NV	45,248,493	1.3
567,840		Cummins, Inc.	63,847,929	1.8
635,482		Deere & Co.	51,499,461	1.5
520,282		General Dynamics Corp.	72,444,066	2.0
634,555		JB Hunt Transport Services, Inc.	51,354,536	1.4
343,021		Roper Technologies, Inc.	58,505,662	1.7
			342,900,147	9.7
		Information Technology: 19.9%
1,389,248		Activision Blizzard, Inc.	55,055,898	1.5
1,729,449		Apple, Inc.	165,335,324	4.7
4,936,859		Cisco Systems, Inc.	141,638,485	4.0
795,733		Fidelity National Information Services, Inc.	58,629,608	1.7
937,542	L	Lam Research Corp.	78,809,781	2.2
2,556,125		Microsoft Corp.	130,796,916	3.7
1,370,002		Qualcomm, Inc.	73,391,007	2.1
			703,657,019	19.9
		Materials: 2.9%
1,233,394		Dow Chemical Co.	61,312,016	1.7
814,124		Nucor Corp.	40,225,867	1.2
			101,537,883	2.9
		Telecommunication Services: 3.0%
2,448,221		AT&T, Inc.	105,787,629	3.0
		Utilities: 3.4%
434,449		NextEra Energy, Inc.	56,652,150	1.6
1,019,437		PG&E Corp.	65,162,413	1.8
			121,814,563	3.4
		Total Common Stock (Cost $2,988,452,617)	3,516,213,714	99.2

See Accompanying Notes to Financial Statements
59

Voya Growth and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Utilities: —%
$30,000,000	Other Securities	$—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Long-Term Investments (Cost $2,988,452,617)	3,516,213,714	99.2
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.6%
4,666,221	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,666,275, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $4,759,601, due 01/01/30-06/20/46)	4,666,221	0.1
4,879,996	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $4,880,049, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $4,977,596, due 08/15/16-11/15/45)	4,879,996	0.1
4,879,996	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,880,059, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,977,596, due 07/15/16-09/20/65)	4,879,996	0.2
4,879,996	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $4,880,056, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $4,977,596, due 03/15/18-09/09/49)	4,879,996	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,240,989	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,241,005, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,275,847, due 04/15/18-01/15/29)	$1,240,989	0.0
		20,547,198	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
27,996,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $27,996,000)	27,996,000	0.8
	Total Short-Term Investments (Cost $48,543,198)	48,543,198	1.4
	Total Investments in Securities (Cost $3,036,995,815)	$3,564,756,912	100.6
	Liabilities in Excess of Other Assets	(20,232,269)	(0.6)
	Net Assets	$3,544,524,643	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $3,053,955,208.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$576,103,968
Gross Unrealized Depreciation	(65,302,264)
Net Unrealized Appreciation	$510,801,704

See Accompanying Notes to Financial Statements
60

Voya Growth and Income	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$3,516,213,714	$—	$—	$3,516,213,714
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	27,996,000	20,547,198	—	48,543,198
Total Investments, at fair value	$3,544,209,714	$20,547,198	$—	$3,564,756,912

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(591,216)
Total	$(591,216)

See Accompanying Notes to Financial Statements
61

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

U.S. Government Agency Obligations	33.7%
Corporate Bonds/Notes	28.6%
U.S. Treasury Obligations	16.7%
Mutual Funds	13.2%
Collateralized Mortgage Obligations	10.9%
Asset-Backed Securities	7.0%
Foreign Government Bonds	0.2%
Municipal Bonds	0.1%
Purchased Options	0.0%
Liabilities in Excess of Other Assets*	(10.4)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.6%
		Basic Materials: 0.6%
$4,500,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	$4,612,068	0.1
6,047,000	#	Glencore Funding LLC, 2.875%, 04/16/20	5,689,187	0.1
18,687,000		Other Securities(a)	19,201,620	0.4
			29,502,875	0.6
		Communications: 2.9%
32,840,000		AT&T, Inc., 2.800%-5.350%, 02/17/21-06/15/44	34,688,554	0.7
3,235,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	3,532,164	0.1
4,297,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	4,632,467	0.1
8,530,000		Time Warner Cable, Inc., 5.350%-5.875%, 11/15/40-12/15/43	9,588,374	0.2
10,337,000		Time Warner, Inc., 4.050%-6.500%, 12/15/23-07/15/45	11,534,691	0.2
8,166,000		Verizon Communications, Inc., 5.150%, 09/15/23	9,528,603	0.2
22,298,000		Verizon Communications, Inc., 3.000%-5.050%, 11/01/21-08/21/54	23,948,857	0.5
40,988,000		Other Securities	41,584,199	0.9
			139,037,909	2.9
		Consumer, Cyclical: 1.5%
2,914,000		General Motors Co., 6.600%, 04/01/36	3,352,700	0.1
9,861,000		General Motors Financial Co., Inc., 3.100%-4.300%, 01/15/19-07/13/25	10,204,477	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
$200,000	#	Nemak SA de CV, 5.500%, 02/28/23	$208,500	0.0
56,015,958		Other Securities	58,340,712	1.2
			72,106,389	1.5
		Consumer, Non-cyclical: 5.8%
15,610,000		AbbVie, Inc., 2.850%-4.450%, 11/06/22-05/14/46	15,878,987	0.3
20,689,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	22,187,628	0.5
3,932,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,438,100	0.1
4,120,000	#	BAT International Finance PLC, 3.500%, 06/15/22	4,424,344	0.1
3,170,000		Gilead Sciences, Inc., 3.500%, 02/01/25	3,384,701	0.1
8,840,000		Gilead Sciences, Inc., 3.650%, 03/01/26	9,629,651	0.2
3,691,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	3,836,772	0.0
4,001,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	4,360,386	0.1
3,660,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	3,889,672	0.1
3,770,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,886,323	0.1
4,260,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	4,502,066	0.1
16,093,000		Laboratory Corp. of America Holdings, 2.200%-3.200%, 08/23/17-02/01/22	16,443,727	0.3
18,487,000		Medtronic, Inc., 3.150%-4.375%, 03/15/22-03/15/35	20,226,333	0.4
3,675,000	#	Mylan NV, 3.150%, 06/15/21	3,736,163	0.1
2,830,000	#	Mylan NV, 3.750%, 12/15/20	2,953,742	0.0
3,845,000	#	Mylan NV, 3.950%, 06/15/26	3,897,480	0.1
5,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,150,000	0.1
139,308,000		Other Securities	147,798,470	3.1
			279,624,545	5.8
		Diversified: 0.1%
6,320,000		Other Securities	6,369,359	0.1
		Energy: 3.4%
12,878,000		BP Capital Markets PLC, 2.315%-3.119%, 02/13/20-05/04/26	13,210,120	0.2

See Accompanying Notes to Financial Statements
62

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
$17,738,000		Chevron Corp., 2.100%-2.954%, 11/17/20-05/16/26	$18,263,784	0.4
22,168,000		Shell International Finance BV, 2.250%-4.375%, 11/10/20-05/10/46	23,020,887	0.5
110,468,000		Other Securities(a)	110,073,346	2.3
			164,568,137	3.4
		Financial: 10.1%
5,820,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	5,957,224	0.1
5,220,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	5,440,164	0.1
9,320,000	#	Athene Global Funding, 2.875%, 10/23/18	9,250,939	0.2
22,462,000		Bank of America Corp., 2.625%-4.750%, 10/19/20-04/21/45	23,527,148	0.5
6,475,000	#	Barclays Bank PLC, 6.050%, 12/04/17	6,785,528	0.1
7,140,000		Barclays PLC, 3.250%, 01/12/21	7,135,338	0.2
3,247,000	#	BNP Paribas SA, 4.375%, 09/28/25	3,300,387	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,477,575	0.1
17,240,000		Citigroup, Inc., 4.450%-5.500%, 09/13/25-05/18/46	18,061,002	0.4
12,027,000		Citizens Bank NA/ Providence RI, 2.450%, 12/04/19	12,196,184	0.2
2,757,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	2,876,254	0.1
6,508,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	6,604,396	0.1
1,370,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/ Netherlands, 11.000%, 12/29/49	1,638,862	0.0
4,514,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,740,829	0.1
6,922,000		Credit Suisse/New York NY, 1.750%, 01/29/18	6,929,351	0.1
3,550,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.450%, 04/16/21	3,585,117	0.1
10,171,000		Goldman Sachs Group, Inc./The, 2.750%- 4.250%, 09/15/20- 10/21/25	10,499,905	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$16,266,000		Goldman Sachs Group, Inc., 2.600%-6.750%, 07/19/18-05/22/45	$17,506,837	0.4
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,444,167	0.1
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,437,386	0.1
3,000,000	#	International Lease Finance Corp., 6.750%, 09/01/16	3,016,173	0.0
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,782,212	0.1
25,533,000		JPMorgan Chase & Co., 2.550%-6.125%, 10/29/20-12/29/49	26,745,912	0.6
5,649,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	5,806,980	0.1
2,908,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	2,949,509	0.1
5,580,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	5,961,203	0.1
11,530,000		Morgan Stanley, 3.875%-4.000%, 07/23/25-04/23/27	12,150,301	0.3
5,950,000	#	New York Life Global Funding, 1.550%, 11/02/18	6,007,287	0.1
2,661,000	#	Nordea Bank AB, 6.125%, 12/29/49	2,524,624	0.1
5,330,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	5,491,243	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	645,000	0.0
4,844,000		Santander Bank NA, 2.000%, 01/12/18	4,843,060	0.1
4,782,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	4,951,751	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/22	4,709,115	0.1
2,720,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	2,777,634	0.1
3,101,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	3,226,653	0.1
6,858,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	7,155,644	0.1

See Accompanying Notes to Financial Statements
63

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$5,165,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	$5,269,065	0.1
3,328,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	3,476,951	0.1
15,322,000		Wells Fargo & Co., 3.900%-5.900%, 06/03/26-12/29/49	16,210,539	0.3
197,749,400		Other Securities	200,205,697	4.1
			487,301,146	10.1
		Industrial: 0.6%
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	300,300	0.0
2,180,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,294,003	0.1
953,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	979,505	0.0
25,193,000		Other Securities	26,167,821	0.5
			29,741,629	0.6
		Technology: 2.2%
13,200,000		Apple, Inc., 1.550%-4.650%, 02/07/20-02/23/46	13,997,085	0.3
6,299,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	6,481,192	0.1
6,663,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	6,918,793	0.2
6,175,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	6,418,332	0.1
5,155,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	5,223,412	0.1
3,867,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	3,961,792	0.1
2,470,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	2,647,924	0.1
770,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	806,354	0.0
11,691,000		Microsoft Corp., 3.500%-4.450%, 02/12/35-11/03/45	12,845,023	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
$10,437,000		Oracle Corp., 4.125%-4.300%, 07/08/34-05/15/45	$10,943,647	0.2
35,837,000		Other Securities	36,316,735	0.7
			106,560,289	2.2
		Utilities: 1.4%
3,540,000	#	Cleco Corporate Holdings LLC, 3.743%, 05/01/26	3,647,301	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,524,522	0.1
4,321,000	#	Electricite de France SA, 2.350%, 10/13/20	4,418,573	0.1
4,622,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	4,950,684	0.1
48,558,000		Other Securities	50,772,195	1.0
			66,313,275	1.4
		Total Corporate Bonds/Notes (Cost $1,337,478,011)	1,381,125,553	28.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.9%
9,081,790		Alternative Loan Trust 2005-10CB 1A1, 0.953%, 05/25/35	7,025,832	0.2
6,734,646		Alternative Loan Trust 2005-51 3A2A, 1.727%, 11/20/35	5,872,808	0.1
3,341,338		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	3,072,656	0.1
4,003,113		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,615,008	0.1
1,054,581 ^		Alternative Loan Trust 2005-J3 2A2, 4.547%, 05/25/35	135,391	0.0
2,222,388		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,691,559	0.0
6,574,062		Alternative Loan Trust 2006-HY11 A1, 0.573%, 06/25/36	4,980,304	0.1
3,517,156		Alternative Loan Trust 2007-21CB, 0.853%, 09/25/37	2,008,626	0.0
3,563,455		Alternative Loan Trust 2007-23CB, 0.953%, 09/25/37	1,960,194	0.0
1,811,438	#,+	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	1,821,584	0.0

See Accompanying Notes to Financial Statements
64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$2,690,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.442%, 01/15/28	$2,599,690	0.1
5,390,000	#	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.875%, 09/27/44	4,964,429	0.1
3,240,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	3,259,396	0.1
4,860,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	4,826,048	0.1
5,010,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	5,050,113	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.000%, 02/10/51	2,145,110	0.0
169,738		Banc of America Funding 2006 J Trust 4A1, 3.017%, 01/20/47	143,455	0.0
438,439		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	381,675	0.0
2,209,326	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.956%, 03/11/41	2,370,531	0.1
358,857	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.240%, 07/10/42	358,950	0.0
21,214		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 F, 5.416%, 09/10/47	21,197	0.0
178,148		Banc of America Mortgage 2003-F Trust 3A1, 3.075%, 07/25/33	178,164	0.0
996,246		Banc of America Mortgage 2005-J Trust 2A4, 2.929%, 11/25/35	920,791	0.0
3,214,153	#	Banc of America Re-REMIC Trust 2010-UBER5 A4A, 5.673%, 02/17/51	3,237,974	0.1
20,280,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	972,872	0.0
134,391	#	BCAP LLC 2011-RR5-I Trust 12A1, 5.207%, 03/26/37	129,653	0.0
1,880,058		Bear Stearns ALT-A Trust 2005-10 22A1, 2.943%, 01/25/36	1,557,275	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$930,044		Bear Stearns ALT-A Trust 2005-4 23A1, 2.913%, 05/25/35	$896,745	0.0
1,082,702		Bear Stearns ALT-A Trust 2005-7 22A1, 2.902%, 09/25/35	909,464	0.0
2,374,103		Bear Stearns ALT-A Trust 2006-6 31A1, 2.907%, 11/25/36	1,787,096	0.1
1,863,099		Bear Stearns ALT-A Trust 2006-6 32A1, 2.826%, 11/25/36	1,286,062	0.0
396,371		Bear Stearns ARM Trust 2004-6 2A1, 2.960%, 09/25/34	363,644	0.0
29,869		Bear Stearns ARM Trust 2005-12 13A1, 3.169%, 02/25/36	28,278	0.0
389,975		Bear Stearns ARM Trust 2005-2 A2, 2.924%, 03/25/35	393,529	0.0
2,055,542		Bear Stearns ARM Trust 2005-9 A1, 2.660%, 10/25/35	1,986,331	0.1
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.154%, 06/11/41	5,605,309	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,388,885	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,380,432	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,347,487	0.0
947,756	#	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.997%, 06/11/41	951,202	0.0
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.296%, 10/12/42	3,947,942	0.1
3,860,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.083%, 06/11/50	3,797,365	0.1
308,155		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.878%, 01/26/36	240,412	0.0

See Accompanying Notes to Financial Statements
65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$209,231		Bear Stearns Structured Products, Inc. Trust 2007-R6 2A1, 2.690%, 12/26/46	$161,104	0.0
83,802		Bear Sterns ARM Trust 2003-8 4A1, 2.937%, 01/25/34	83,520	0.0
3,962,498	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,180,966	0.1
2,730,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.746%, 07/25/25	2,751,884	0.1
710,425		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	728,838	0.0
1,847,216		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,869,845	0.1
301,670		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 2.870%, 10/25/35	298,950	0.0
3,348,972		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.028%, 09/25/37	3,058,323	0.1
209,347		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.861%, 08/25/35	206,150	0.0
5,895,192		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	5,958,788	0.1
596,437		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	500,969	0.0
16,013,228 ^		COMM 2012-CCRE2 XA Mortgage Trust, 1.901%, 08/15/45	1,292,899	0.0
65,166,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.746%, 10/15/45	2,341,805	0.1
45,885,978 ^		COMM 2012-CCRE5 XA Mortgage Trust, 1.910%, 12/10/45	3,354,150	0.1
22,343,290	#,^	COMM 2012-LC4 Mortgage Trust, 2.515%, 12/10/44	1,963,345	0.0
82,641,809 ^		COMM 2013-LC13 XA Mortgage Trust, 1.377%, 08/10/46	4,548,440	0.1
60,779,108 ^		COMM 2014-UBS2 XA Mortgage Trust, 1.400%, 03/10/47	4,183,608	0.1
9,296,089	#,^	COMM 2015-PC1 Mortgage Trust, 0.939%, 07/10/50	419,135	0.0
6,884,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.237%, 12/10/49	6,924,639	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$950,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	$952,081	0.0
3,270,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AJ, 6.138%, 09/15/39	3,256,451	0.1
124,546	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	124,551	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	1,583,119	0.0
450,000	#	DBUBS 2011-LC2 D Mortgage Trust, 5.687%, 07/10/44	468,398	0.0
3,810,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	3,585,468	0.1
10,335,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	9,750,573	0.2
6,480,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	6,487,312	0.1
4,758,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.753%, 02/25/25	4,835,768	0.1
8,530,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%-5.453%, 11/25/24	8,713,760	0.2
20,205,000		Fannie Mae Connecticut Avenue Securities, 4.853%-6.453%, 01/25/24-10/25/28	20,798,096	0.4
20,293,375 ^		First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 4.247%, 01/25/36	3,064,480	0.1
2,821,330 ^		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.247%, 12/25/36	895,037	0.0
11,985,833 ^		Freddie Mac Series K006 BX1, 5.532%, 02/25/20	2,088,618	0.0
17,841,405 ^		Freddie Mac Series K015 X3, 2.896%, 08/25/39	2,249,492	0.1

See Accompanying Notes to Financial Statements
66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$1,470,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 4.703%, 11/25/23	$1,474,293	0.0
9,627,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	9,850,472	0.2
9,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.053%, 04/25/24	9,480,929	0.2
8,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	8,482,719	0.2
1,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 4.553%, 08/25/24	1,690,366	0.0
3,760,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	3,850,607	0.1
6,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	6,241,193	0.1
2,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	2,780,245	0.1
4,180,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	4,327,921	0.1
2,827,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.703%, 05/25/25	2,732,146	0.1
16,890,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	16,709,559	0.3
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.003%, 07/25/28	3,495,032	0.1
4,530,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.103%, 10/25/28	4,423,530	0.1
5,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.803%, 09/25/28	6,129,616	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$626,970,990	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	$2,709,267	0.0
54,002,142 ^		GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.465%, 11/10/45	4,846,417	0.1
4,400,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	3,740,950	0.1
7,600,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	7,716,240	0.1
44,944,448 ^		GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	3,590,473	0.1
16,874,057 ^		GS Mortgage Securities Trust 2013-GC16 XA, 1.624%, 11/10/46	996,681	0.0
1,290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.727%, 05/15/41	1,330,794	0.0
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,848,878	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	469,556	0.0
4,240,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003- CIBC6, 5.379%, 07/12/37	4,205,150	0.1
1,350,428	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.772%, 10/15/37	1,348,251	0.0
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004- CIBC9 E, 5.501%, 06/12/41	3,768,374	0.1
1,250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006- LDP8, 5.549%, 05/15/45	1,204,392	0.0
40,410,838 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.873%, 06/15/45	2,450,857	0.1
89,678,154 ^		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.701%, 01/15/46	1,268,139	0.0

See Accompanying Notes to Financial Statements
67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$34,246		JP Morgan Mortgage Trust 2005-A1 6T1, 2.954%, 02/25/35	$32,586	0.0
5,149,142		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	4,124,639	0.1
48,806		JP Morgan Mortgage Trust 2005-S3 1A2, 5.750%, 01/25/36	41,633	0.0
312,790		JP Morgan Mortgage Trust 2007-A1 5A5, 2.827%, 07/25/35	312,766	0.0
2,762,656 ^		JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.342%, 10/15/48	180,578	0.0
5,805,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%-5.097%, 01/12/37	5,686,412	0.1
37,727,648	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	95,643	0.0
851,026	#	LB-UBS Commercial Mortgage Trust 2004-C7 J, 5.153%, 10/15/36	854,705	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.306%, 10/15/36	3,459,430	0.1
960,341	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.418%, 02/15/40	959,230	0.0
2,723,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.518%, 02/15/40	2,764,530	0.1
440,342		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	465,615	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,438,226	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	978,749	0.0
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	2,596,784	0.1
452,210		LB-UBS Commercial Mortgage Trust 2006-C4 AJ, 5.991%, 06/15/38	453,304	0.0
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.991%, 06/15/38	2,157,543	0.0
5,977,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.991%, 06/15/38	5,969,202	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$22,526,290	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.903%, 11/15/38	$59,812	0.0
117,690,161	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.903%, 11/15/38	149,266	0.0
3,660,781		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	3,401,321	0.1
4,025,299		Lehman XS Trust Series 2005-5N 1A2, 0.813%, 11/25/35	3,069,141	0.1
7,454,445		Lehman XS Trust Series 2006-14N 2A, 0.653%, 09/25/46	5,986,432	0.1
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.839%, 08/15/45	3,847,988	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-TOP19, 5.776%, 06/12/47	1,018,005	0.0
2,900,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	2,887,907	0.1
1,220,000	#	Morgan Stanley Capital I Trust 2008-TOP29 D, 6.477%, 01/11/43	1,216,316	0.0
3,505,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	3,665,091	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	3,418,159	0.1
629,755	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	630,871	0.0
968,659	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.812%, 07/15/33	1,073,274	0.0
5,040,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,485,152	0.1
33,461	#	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.813%, 02/19/30	32,894	0.0
2,381,113	#	RBSSP Resecuritization Trust 2011-3 2A1, 0.696%, 02/26/37	2,241,332	0.0
259,339	#	Reperforming Loan REMIC Trust 2005-R2 1AF1, 0.793%, 06/25/35	231,220	0.0

See Accompanying Notes to Financial Statements
68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$32,967,145	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.063%, 08/10/49	$2,783,512	0.1
663,902		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.789%, 01/15/45	663,308	0.0
10,222,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 C, 6.030%, 05/15/43	10,204,249	0.2
5,102,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.030%, 05/15/43	5,091,845	0.1
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 6.030%, 05/15/43	997,995	0.0
2,250,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ, 5.413%, 12/15/43	2,248,144	0.1
5,210,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 B, 6.147%, 02/15/51	5,025,559	0.1
16,422		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.940%, 02/27/34	16,095	0.0
32,694		WaMu Mortgage Pass Through Certificates Series 2002-AR6 A, 1.837%, 06/25/42	31,429	0.0
51,493		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.800%, 08/25/42	49,134	0.0
73,446		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.093%, 01/25/45	68,951	0.0
1,704,926		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 1.899%, 10/25/36	1,441,577	0.0
497,831		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.190%, 07/25/46	444,154	0.0
544,881		WaMu Mortgage Pass Through Certificates Series 2006-AR9 2A, 2.178%, 08/25/46	483,661	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$1,086,298	WaMu Mortgage Pass Through Certificates Series 2007-HY1 3A3, 4.198%, 02/25/37	$985,279	0.0
116,174,339	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.438%, 08/25/45	5,750,049	0.1
1,504,368	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.484%, 10/25/36	1,312,706	0.0
2,619,734	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.248%, 12/25/36	2,236,221	0.1
5,833,824	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.448%, 08/25/46	5,089,604	0.1
6,264,627	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.277%, 04/25/37	5,386,490	0.1
3,958,700	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.365%, 07/25/37	3,220,192	0.1
4,763,783	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	4,181,039	0.1
516,259	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	478,616	0.0
6,311,191	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.397%, 08/25/46	4,261,778	0.1
4,172,458	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.883%, 06/25/37	2,986,921	0.1
176,596	Wells Fargo Mortgage Backed Securities 2004-EE Trust 2A1, 2.952%, 12/25/34	178,032	0.0
567,675	Wells Fargo Mortgage Backed Securities 2005-AR7 Trust 1A1, 3.086%, 05/25/35	566,473	0.0

See Accompanying Notes to Financial Statements
69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$158,943		Wells Fargo Mortgage Backed Securities 2005-AR9 Trust 2A1, 2.785%, 10/25/33	$159,589	0.0
2,902,846		Wells Fargo Mortgage Backed Securities 2006-AR2 Trust 2A5, 2.855%, 03/25/36	2,719,409	0.1
1,316,478		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.194%, 04/25/36	1,213,690	0.0
2,259,018		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.823%, 07/25/37	1,927,933	0.0
130,523		Wells Fargo Mortgage Backed Securities Trust 2004-CC A1, 2.841%, 01/25/35	131,530	0.0
28,728,983	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	2,159,687	0.0
59,767,588		Other Securities	51,904,146	1.1
		Total Collateralized Mortgage Obligations (Cost $527,980,981)	528,839,830	10.9
MUNICIPAL BONDS: 0.1%
		California: 0.1%
2,800,000		Other Securities	3,966,430	0.1
		Total Municipal Bonds (Cost $2,810,261)	3,966,430	0.1
FOREIGN GOVERNMENT BONDS: 0.2%
1,100,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,177,000	0.0
300,000	#	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	300,600	0.0
6,926,000		Other Securities	7,128,618	0.2
		Total Foreign Government Bonds (Cost $8,342,571)	8,606,218	0.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.7%
		Federal Home Loan Mortgage Corporation: 9.3%##
25,660,377		3.000%, due 09/01/45	26,634,902	0.6
25,980,553		3.500%, due 01/01/45	27,408,263	0.6
5,000,000 ^		4.000%, due 11/15/38	736,368	0.0
1,645,817 ^		4.000%, due 04/15/43	271,228	0.0
22,414,707		4.000%, due 09/01/45	24,013,397	0.5
11,843,671		4.000%, due 09/01/45	12,707,915	0.3
20,700,781		4.000%, due 10/01/45	22,168,064	0.5
9,738,110		4.250%, due 05/15/44	11,626,386	0.2
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation (continued)
$5,349,968 ^		4.500%, due 12/15/40	$681,100	0.0
23,129,538		4.500%, due 04/15/41	28,195,124	0.6
5,886,771 ^		4.500%, due 08/15/42	678,406	0.0
2,617,435 ^		5.000%, due 02/15/40	465,997	0.0
3,342,631 ^		5.000%, due 12/15/43	559,749	0.0
793,727 ^		5.176%, due 03/15/33	887,006	0.0
1,716,035 ^		5.500%, due 12/15/18	58,828	0.0
10,633,817		5.500%, due 12/15/34	12,464,618	0.3
18,565,184 ^		5.508%, due 08/15/43	3,707,879	0.1
3,013,668 ^		5.558%, due 05/15/36	257,562	0.0
4,539,225 ^		5.608%, due 07/15/40	713,780	0.0
23,169,461 ^		5.608%, due 01/15/41	3,476,376	0.1
10,785,218 ^		5.658%, due 09/15/44	1,889,418	0.0
31,415,861 ^		5.708%, due 03/15/44	5,316,129	0.1
20,699,127 ^		5.708%, due 03/15/44	3,634,698	0.1
13,513,049 ^		5.758%, due 07/15/39	2,189,645	0.0
13,713,635 ^		5.758%, due 10/15/39	2,421,459	0.1
767,726 ^		6.000%, due 04/15/33	162,318	0.0
2,859,357 ^		6.043%, due 06/15/36	479,984	0.0
10,867,193 ^		6.108%, due 05/15/41	2,267,654	0.1
25,265,421 ^		6.108%, due 11/15/41	5,707,987	0.1
3,611,721 ^		6.158%, due 09/15/33	728,814	0.0
8,038,129 ^		6.158%, due 03/15/35	1,071,825	0.0
4,809,502 ^		6.158%, due 12/15/39	570,406	0.0
13,758,621 ^		6.158%, due 01/15/40	1,577,579	0.0
19,408,237 ^		6.158%, due 09/15/42	4,069,094	0.1
12,092,620 ^		6.258%, due 11/15/25	1,491,815	0.0
11,007,042 ^		6.258%, due 04/15/40	1,831,103	0.0
11,714,064 ^		6.288%, due 10/15/35	2,510,951	0.1
2,327,838 ^		22.946%, due 01/15/36	1,398,705	0.0
212,165,197		0.792%-18.534%, due 10/01/17-11/01/45	231,031,806	4.8
			448,064,338	9.3
		Federal National Mortgage Association: 13.9%##
9,367,711		2.500%, due 06/01/30	9,705,209	0.2
8,094,005 ^		3.000%, due 10/25/32	829,606	0.0
20,541,003		3.000%, due 07/01/43	21,368,287	0.4
15,581,962		3.000%, due 04/01/45	16,285,764	0.3
11,674,000	W	3.000%, due 07/01/45	12,115,876	0.3
686,181 ^		3.500%, due 08/25/43	116,403	0.0
175,722,000	W	3.500%, due 07/01/45	185,427,887	3.8
508,416 ^		4.000%, due 11/25/18	14,741	0.0
18,493,871		4.000%, due 12/01/39	19,835,347	0.4
6,894,883 ^		4.000%, due 09/25/41	760,710	0.0
966,822 ^		4.000%, due 08/25/43	173,902	0.0
21,593,587		4.000%, due 07/01/45	23,267,977	0.5
1,161,767 ^		5.000%, due 05/25/18	32,661	0.0
8,159,907		5.000%, due 06/25/40	9,814,999	0.2
19,922,975 ^		5.000%, due 01/25/41	2,335,042	0.1
7,567,865 ^		5.000%, due 04/25/42	1,244,917	0.0
6,817,987 ^		5.500%, due 11/25/40	1,241,612	0.0
51,635,674 ^		5.500%, due 03/25/45	10,743,282	0.2
20,037,859 ^		5.617%, due 11/25/40	3,146,485	0.1

See Accompanying Notes to Financial Statements
70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association (continued)
$21,463,764 ^		5.647%, due 10/25/42	$3,887,053	0.1
27,416,756 ^		5.647%, due 12/25/42	4,906,708	0.1
559,139 ^		5.697%, due 03/25/42	102,932	0.0
14,481,886 ^		5.697%, due 11/25/42	3,149,273	0.1
13,622,731 ^		5.697%, due 02/25/43	3,534,486	0.1
17,636,548 ^		5.747%, due 06/25/33	3,649,233	0.1
9,233,811 ^		5.967%, due 06/25/40	1,681,681	0.0
4,709,693 ^		5.997%, due 02/25/42	696,738	0.0
1,434,055 ^		6.000%, due 08/25/33	321,669	0.0
17,010,780 ^		6.147%, due 09/25/40	3,428,113	0.1
5,677,241 ^		6.147%, due 10/25/40	1,008,468	0.0
11,306,124 ^		6.167%, due 06/25/40	1,715,710	0.0
10,479,086 ^		6.227%, due 10/25/35	2,034,500	0.1
1,562,598 ^		6.247%, due 08/25/26	230,158	0.0
5,627,512 ^		6.287%, due 01/25/37	1,119,647	0.0
13,653,831 ^		6.297%, due 10/25/35	2,694,328	0.1
293,323,906		0.513%-31.184%, due 08/01/16-11/01/45	322,017,596	6.6
			674,639,000	13.9
		Government National Mortgage Association: 10.5%
182,539,000	W	3.000%, due 08/01/44	190,500,123	3.9
24,261,787		3.000%, due 02/20/46	25,407,738	0.5
113,689,000	W	3.500%, due 07/01/44	120,674,658	2.5
47,314,095		3.500%, due 05/20/46	50,320,651	1.0
9,012,152 ^		4.000%, due 08/16/26	928,953	0.0
3,821,105 ^		4.500%, due 12/20/37	103,337	0.0
3,271,655 ^		4.500%, due 05/20/40	263,549	0.0
2,389,527 ^		5.000%, due 11/20/39	318,223	0.0
9,544,454 ^		5.000%, due 01/20/40	2,224,389	0.1
6,037,881 ^		5.000%, due 03/20/40	990,820	0.0
2,855,343 ^		5.000%, due 10/20/40	302,141	0.0
9,392,889 ^		5.152%, due 06/20/44	1,892,421	0.0
19,813,023 ^		5.158%, due 04/16/44	3,487,463	0.1
5,627,818 ^		5.402%, due 06/20/40	848,133	0.0
26,476,270 ^		5.500%, due 11/20/43	5,523,464	0.1
23,939,687 ^		5.500%, due 12/16/43	4,469,611	0.1
20,801,842 ^		5.602%, due 07/20/39	3,622,391	0.1
25,186,228 ^		5.658%, due 05/16/40	3,895,979	0.1
21,110,930 ^		5.752%, due 05/20/37	3,996,561	0.1
3,450,663 ^		5.752%, due 06/20/38	300,786	0.0
7,407,720 ^		5.752%, due 04/20/39	1,403,999	0.0
23,877,609 ^		5.758%, due 12/16/39	3,235,387	0.1
25,452,267 ^		5.758%, due 04/16/44	4,471,765	0.1
3,966,989 ^		5.852%, due 05/20/39	371,515	0.0
3,486,319 ^		5.952%, due 04/20/38	605,936	0.0
9,654,000		6.000%, due 05/20/39	12,859,979	0.3
24,223,605 ^		6.000%, due 05/16/44	5,706,970	0.1
2,763,973 ^		6.058%, due 05/16/38	531,684	0.0
8,086,886 ^		6.058%, due 01/16/39	1,402,197	0.0
11,800,154 ^		6.172%, due 08/20/40	2,828,687	0.1
4,904,838 ^		6.208%, due 09/16/40	1,037,301	0.0
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association (continued)
$10,878,516 ^		6.222%, due 06/20/41	$2,253,402	0.1
2,109,545 ^		6.328%, due 02/16/35	436,599	0.0
2,771,824 ^		6.552%, due 04/20/36	173,478	0.0
46,762,701		0.842%-23.678%, due 03/16/32-10/20/60	52,109,322	1.1
			509,499,612	10.5
		Total U.S. Government Agency Obligations (Cost $1,586,681,199)	1,632,202,950	33.7
U.S. TREASURY OBLIGATIONS: 16.7%
		Treasury Inflation Indexed Protected Securities: 2.1%
96,618,914		0.625%, due 01/15/26	101,840,490	2.1
		U.S. Treasury Bonds: 2.9%
48,290,000	L	1.625%, due 05/15/26	48,910,623	1.0
90,270,000		2.500%, due 02/15/46	94,085,352	1.9
437,000		Other Securities	477,854	0.0
			143,473,829	2.9
		U.S. Treasury Notes: 11.7%
147,633,000		0.625%, due 06/30/18	147,728,224	3.1
158,411,000		0.875%, due 06/15/19	159,203,055	3.3
179,525,000		1.125%, due 06/30/21	180,496,230	3.7
74,971,000		1.375%, due 06/30/23	75,386,864	1.6
1,515,000		1.000%-1.750%, due 12/31/17-02/15/26	1,542,883	0.0
			564,357,256	11.7
		Total U.S. Treasury Obligations (Cost $799,125,343)	809,671,575	16.7
ASSET-BACKED SECURITIES: 7.0%
		Automobile Asset-Backed Securities: 1.4%
2,680,000		AmeriCredit Automobile Receivables Trust 2012-5 D, 2.350%, 12/10/18	2,686,397	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1 D, 2.090%, 02/08/19	4,856,583	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4 D, 3.310%, 10/08/19	4,345,073	0.1
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5 D, 2.860%, 12/09/19	5,560,113	0.1
2,570,000	#	MMCA Auto Owner Trust 2014-A B, 1.920%, 12/16/19	2,582,696	0.1

See Accompanying Notes to Financial Statements
71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
$2,360,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	$2,381,020	0.0
3,135,000		Santander Drive Auto Receivables Trust 2013-2 D, 2.570%, 03/15/19	3,151,128	0.1
2,775,000		Santander Drive Auto Receivables Trust 2013-4 D, 3.920%, 01/15/20	2,842,123	0.1
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A D, 3.780%, 10/15/19	10,750,391	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,228,385	0.1
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,187,033	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	1,879,744	0.0
14,020,000		Other Securities	14,142,142	0.3
			68,592,828	1.4
		Home Equity Asset-Backed Securities: 0.2%
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.368%, 03/25/35	2,113,478	0.1
6,701,150		Other Securities	6,257,290	0.1
			8,370,768	0.2
		Other Asset-Backed Securities: 5.4%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.382%, 05/08/20	2,713,086	0.1
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	2,376,899	0.1
2,577,573	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	—	—
2,000,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	2,135,918	0.0
2,200,000	#	American Homes 4 Rent 2015-SFR2 Trust Class D, 5.036%, 10/17/45	2,347,847	0.0
12,699,767	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	—	—
2,500,000	#	Apidos Cinco CDO Ltd. 2007-12A C, 2.876%, 05/14/20	2,461,340	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$3,500,000	#	ARES XI CLO Ltd. 2007-11A C, 1.879%, 10/11/21	$3,319,988	0.1
6,750,000	#	Atrium V 5A B, 1.326%, 07/20/20	6,564,307	0.1
1,750,000	#	Atrium V 5A D, 4.336%, 07/20/20	1,750,401	0.1
889,828	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	894,280	0.0
10,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	9,634,790	0.2
7,567,098	#	Callidus Debt Partners Clo Fund VI Ltd. 6A A1T, 0.898%, 10/23/21	7,446,198	0.2
3,000,000	#	Canaras Summit CLO Ltd. 2007-1A B, 1.127%, 06/19/21	2,900,526	0.1
7,000,000	#	Canaras Summit CLO Ltd. 2007-1A C, 1.447%, 06/19/21	6,665,225	0.1
4,250,000	#	Carlyle High Yield Partners IX Ltd. 2006- 9A B, 1.056%, 08/01/21	4,067,505	0.1
5,103,743	#	CIFC Funding 2006-2A B2L, 4.673%, 03/01/21	5,046,530	0.1
10,400,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	10,242,014	0.2
4,200,000	#	CIFC Funding 2012-1AR A1R, 1.776%, 08/14/24	4,212,923	0.1
3,000,000	#	Clydesdale CLO Ltd. 2006-1A B, 1.306%, 12/19/18	2,907,552	0.1
6,500,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.028%, 07/15/21	6,252,129	0.1
3,710,010	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	3,765,496	0.1
4,332,516	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	4,402,645	0.1
814,225	#	Flagship CLO V 2006- 1A B, 0.997%, 09/20/19	806,324	0.0
1,500,000	#	Flagship CLO V 2006- 1A C, 1.347%, 09/20/19	1,462,484	0.0
5,937,105	#	Fraser Sullivan CLO II Ltd. 2006-2A C, 1.367%, 12/20/20	5,909,515	0.1

See Accompanying Notes to Financial Statements
72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$3,250,000	#	Fraser Sullivan CLO II Ltd. 2006-2A D, 2.147%, 12/20/20	$3,242,665	0.1
1,500,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.147%, 12/20/20	1,452,023	0.0
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.033%, 04/19/21	1,491,267	0.0
4,125,000	#	Golden Tree Loan Opportunities V Ltd. 2007-5A D, 3.883%, 10/18/21	4,124,608	0.1
2,875,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 1.887%, 05/01/22	2,787,842	0.0
1,055,910	#	GSC Group CDO Fund VIII Ltd. 2007-8A B, 1.383%, 04/17/21	1,055,626	0.0
5,000,000	#	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.534%, 10/28/19	4,997,230	0.1
3,825,000	#	Gulf Stream - Compass CLO 2007-1A C Ltd., 2.634%, 10/28/19	3,824,545	0.1
5,050,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	5,051,298	0.1
6,414,710	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	6,442,614	0.1
6,495,802	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	6,582,845	0.2
1,133,684	#	Hillmark Funding Ltd. 2006-1A A1, 0.904%, 05/21/21	1,112,939	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 3.597%, 06/17/32	2,809,045	0.1
4,250,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	4,018,838	0.1
4,100,000	#	KKR Financial CLO 2007-1A D Ltd., 2.876%, 05/15/21	4,100,627	0.1
3,800,000	#	KKR Financial CLO 2007-1A E Ltd, 5.626%, 05/15/21	3,799,810	0.1
1,750,000	#	Landmark IX CDO Ltd. 2007-9A D, 2.078%, 04/15/21	1,655,675	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$1,500,000	#	Madison Park Funding III Ltd. 2006-3A D, 4.088%, 10/25/20	$1,474,784	0.0
4,000,000	#	Madison Park Funding Ltd. 2007-6A E, 5.886%, 07/26/21	3,902,880	0.1
2,749,741	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	2,762,632	0.0
2,946,870	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	2,939,503	0.1
7,170,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	7,170,265	0.1
12,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.638%, 03/25/20	12,635,161	0.3
4,650,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.638%, 03/25/20	4,649,935	0.1
2,500,000	#	Ocean Trails CLO I 2006-1A B, 1.381%, 10/12/20	2,384,005	0.0
8,200,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	8,048,860	0.2
4,580,000	#	Purchasing Power Funding 2015-A A2, 4.750%, 12/25/49	4,562,825	0.1
3,050,000	#	Sofi Consumer Loan Program 2016-1 LLC, 3.260%, 08/25/25	3,066,203	0.1
562,615	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	563,249	0.0
2,319,938	#	SpringCastle America Funding LLC 2014-AA 4, 2.700%, 05/25/23	2,328,504	0.0
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,660,085	0.1
2,500,000	#	St James River CLO Ltd. 2007-1A D, 2.956%, 06/11/21	2,408,318	0.1
1,000,000	#	Symphony CLO VII Ltd. 2011-7A F, 6.034%, 07/28/21	999,588	0.0
4,700,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	4,770,766	0.1
4,000,000	#	Telos CLO 2006-1A D Ltd., 2.329%, 10/11/21	3,928,156	0.1

See Accompanying Notes to Financial Statements
73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
$1,400,000	#	Telos CLO 2006-1A E Ltd., 4.879%, 10/11/21	$1,398,347	0.0
2,010,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.695%, 12/10/18	2,003,269	0.0
26,894,121		Other Securities	24,750,340	0.5
			260,243,094	5.4
		Total Asset-Backed Securities (Cost $336,648,621)	337,206,690	7.0

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 13.2%
		Affiliated Investment Companies: 13.2%
8,349,493		Voya Emerging Markets Corporate Debt Fund - Class P	82,242,507	1.7
13,045,475		Voya Emerging Markets Hard Currency Debt Fund - Class P	126,280,198	2.6
8,165,367	@	Voya Emerging Markets Local Currency Debt Fund - Class P	61,566,870	1.3
2,256,332		Voya Floating Rate Fund Class P	22,044,368	0.5
11,821,309		Voya High Yield Bond Fund - Class P	91,851,573	1.9
11,917,036		Voya Investment Grade Credit Fund Class P	131,325,736	2.7
12,006,451		Voya Securitized Credit Fund Class P	121,745,418	2.5
		Total Mutual Funds (Cost $657,075,891)	637,056,670	13.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
199,300,000	@	Receive a fixed rate equal to 1.205% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	216,324	0.0
188,500,000	@	Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR- BBA, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	210,566	0.0
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions (continued)
199,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.605%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	$115,123	0.0
188,500,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.608%, Exp. 07/18/16 Counterparty: Goldman Sachs & Co.	105,431	0.0
			647,444	0.0
		Total Purchased Options (Cost $2,674,345)	647,444	0.0
		Total Long-Term Investments (Cost $5,258,817,223)	5,339,323,360	110.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.4%
$7,000,000	Corning Inc., 0.770%, 07/21/16	6,996,938	0.2
7,000,000	Mondelez International 09/12/16, 0.870%, 09/12/16	6,987,741	0.1
2,500,000	Monsanto 08/22/16, 0.810%, 08/22/16	2,497,070	0.1
		16,481,749	0.4
	Securities Lending Collateralcc: 1.3%
15,375,716	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $15,375,885, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $15,683,231, due 08/15/16-11/15/45)	15,375,716	0.3

See Accompanying Notes to Financial Statements
74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$15,375,716	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $15,375,914, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $15,683,230, due 07/15/16-09/20/65)	$15,375,716	0.3
14,702,334	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $14,702,535, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $14,996,381, due 07/07/16-02/01/49)	14,702,334	0.3
15,375,716	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $15,375,906, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $15,683,230, due 03/15/18-09/09/49)	15,375,716	0.3
3,910,208	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $3,910,259, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,020,040, due 04/15/18-01/15/29)	3,910,208	0.1
		64,739,690	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Obligations: 0.0%
$150,000	United States Treasury Note, 0.500%, 02/28/17 (Cost $149,839)	$150,074	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,007,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $1,007,000)	1,007,000	0.0
	Total Short-Term Investments (Cost $82,378,631)	82,378,513	1.7
	Total Investments in Securities (Cost $5,341,195,854)	$5,421,701,873	112.1
	Liabilities in Excess of Other Assets	(584,004,472)	(12.1)
	Net Assets	$4,837,697,401	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

+
Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.

See Accompanying Notes to Financial Statements
75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $5,342,789,927.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$136,956,618
Gross Unrealized Depreciation	(58,044,672)
Net Unrealized Appreciation	$78,911,946

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$637,056,670	$—	$—	$637,056,670
Purchased Options	—	647,444	—	647,444
Corporate Bonds/Notes	—	1,381,125,553	—	1,381,125,553
Collateralized Mortgage Obligations	—	528,839,830	—	528,839,830
Municipal Bonds	—	3,966,430	—	3,966,430
Short-Term Investments	1,007,000	81,371,513	—	82,378,513
U.S. Government Agency Obligations	—	1,632,202,950	—	1,632,202,950
Foreign Government Bonds	—	8,606,218	—	8,606,218
Asset-Backed Securities	—	332,643,865	4,562,825	337,206,690
U.S. Treasury Obligations	—	809,671,575	—	809,671,575
Total Investments, at fair value	$638,063,670	$4,779,075,378	$4,562,825	$5,421,701,873
Other Financial Instruments+
Centrally Cleared Swaps	—	22,610,692	—	22,610,692
Forward Foreign Currency Contracts	—	251,000	—	251,000
Futures	25,031,493	—	—	25,031,493
Total Assets	$663,095,163	$4,801,937,070	$4,562,825	$5,469,595,058
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(39,768,770)	$—	$(39,768,770)
Forward Foreign Currency Contracts	—	(1,071,611)	—	(1,071,611)
Futures	(1,608,808)	—	—	(1,608,808)
Written Options	—	(2,813,803)	—	(2,813,803)
Total Liabilities	$(1,608,808)	$(43,654,184)	$—	$(45,262,992)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	96,391,981	2,949,941	(11,699,762)	4,209,412	91,851,573	$2,948,050	$(979,762)	$—
Voya Floating Rate Fund - Class P	21,237,356	516,470	—	290,543	22,044,368	$516,470	—	—
Voya Emerging Markets Corporate Debt Fund - Class P	75,893,382	1,870,109	—	4,479,015	82,242,507	1,870,109	—	—
Voya Emerging Markets Hard Currency Debt Fund - Class P	114,426,869	3,581,309	—	8,272,020	126,280,198	3,581,309	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	56,096,074	—	—	5,470,796	61,566,870	—	—	—
Voya Investment Grade Credit Fund - Class P	121,933,330	2,299,555	—	7,092,852	131,325,737	2,299,276	—	—
Voya Securitized Credit Fund - Class P	117,360,889	2,699,522	—	1,685,007	121,745,418	2,699,522	—	—
	$603,339,880	$13,916,906	$(11,699,762)	$31,499,646	$637,056,670	$13,914,736	$(979,762)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Czech Koruna	19,403,537	Buy	08/12/16	$812,959	$796,627	$(16,332)
Deutsche Bank AG	Singapore Dollar	1,301,141	Buy	07/15/16	960,492	965,790	5,298
							$(11,034)
Barclays Bank PLC	Turkish Lira	11,701,978	Sell	08/12/16	$3,855,665	$4,029,561	$(173,896)
Barclays Bank PLC	Hungarian Forint	884,306,740	Sell	08/12/16	3,152,228	3,107,762	44,466
BNP Paribas Bank	Russian Ruble	225,086,922	Sell	08/12/16	3,375,376	3,481,849	(106,473)
Citigroup, Inc.	South African Rand	56,586,342	Sell	08/12/16	3,531,547	3,810,713	(279,166)
Citigroup, Inc.	Philippine Peso	30,666,070	Sell	07/15/16	662,763	651,190	11,573
Deutsche Bank AG	Brazilian Real	10,946,559	Sell	08/12/16	3,019,740	3,365,526	(345,786)
Deutsche Bank AG	Thai Baht	142,019,697	Sell	07/15/16	4,062,929	4,040,696	22,233
Goldman Sachs & Co.	Romanian New Leu	2,063,414	Sell	08/12/16	517,632	506,518	11,114
Goldman Sachs & Co.	Mexican Peso	78,679,027	Sell	08/12/16	4,251,089	4,286,936	(35,847)
Goldman Sachs & Co.	Polish Zloty	13,782,743	Sell	08/12/16	3,526,778	3,489,978	36,800
JPMorgan Chase & Co.	Colombian Peso	6,651,495,118	Sell	08/12/16	2,153,981	2,257,211	(103,230)
JPMorgan Chase & Co.	Malaysian Ringgit	20,214,909	Sell	07/15/16	5,153,578	5,034,062	119,516
Morgan Stanley	Indonesian Rupiah	50,194,746,125	Sell	07/15/16	3,786,854	3,797,735	(10,881)
							$(809,577)

At June 30, 2016, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	1,280	09/21/16	$170,220,007	$4,330,486
U.S. Treasury 5-Year Note	4,814	09/30/16	588,097,785	10,829,144
U.S. Treasury Ultra Long Bond	879	09/21/16	163,823,625	9,871,863
			$922,141,417	$25,031,493
Short Contracts
U.S. Treasury 2-Year Note	(765)	09/30/16	(167,786,012)	(472,323)
U.S. Treasury Long Bond	(232)	09/21/16	(39,983,750)	(1,136,485)
			$(207,769,762)	$(1,608,808)

See Accompanying Notes to Financial Statements
77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD 50,908,000	$5,066,535	$5,066,535
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD 29,003,000	3,727,843	3,727,843
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD 40,443,000	6,347,191	6,347,191
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD 35,916,000	(6,390,778)	(6,390,778)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD 444,148,000	(12,012,373)	(12,012,373)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD 225,664,000	4,995,625	4,995,625
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.603%	Chicago Mercantile Exchange	11/05/20	USD 497,453,000	(14,087,624)	(14,087,624)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD 112,415,000	(4,548,609)	(4,548,609)
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD 159,717,000	2,473,498	2,473,498
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD 21,168,000	(486,406)	(486,406)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD 21,168,000	(430,647)	(430,647)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD 21,168,000	(436,730)	(436,730)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.620%	Chicago Mercantile Exchange	06/27/26	USD 21,169,000	(434,723)	(434,723)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD 12,444,000	(260,435)	(260,435)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD 159,717,000	(516,332)	(516,332)
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD 50,700,000	(164,113)	(164,113)
				$(17,158,078)	$(17,158,078)

See Accompanying Notes to Financial Statements
78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.806%	07/18/16	USD 199,300,000	$242,693	$(6,383)
Put OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Pay	1.808%	07/18/16	USD 188,500,000	225,339	(5,804)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.406%	07/18/16	USD 199,300,000	1,109,546	(1,424,458)
Call OTC Swaption	Goldman Sachs & Co.	3-month USD-LIBOR-BBA	Receive	1.408%	07/18/16	USD 188,500,000	1,064,451	(1,377,158)
					Total Written Swaptions		$2,642,029	$(2,813,803)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$647,444
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	251,000
Interest rate contracts	Net Assets — Unrealized appreciation**	25,031,493
Interest rate contracts	Net Assets — Unrealized appreciation***	22,610,692
Total Asset Derivatives		$48,540,629
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,071,611
Interest rate contracts	Net Assets — Unrealized depreciation**	1,608,808
Interest rate contracts	Net Assets — Unrealized depreciation***	39,768,770
Interest rate contracts	Written options, at fair value	2,813,803
Total Liability Derivatives		$45,262,992

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,534,129)	$(1,534,129)
Equity contracts	—	(879,283)	—	(879,283)
Foreign exchange contracts	(1,968,608)	—	—	(1,968,608)
Interest rate contracts	—	12,425,392	(6,275,543)	6,149,849
Total	$(1,968,608)	$11,546,109	$(7,809,672)	$1,767,829

See Accompanying Notes to Financial Statements
79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$665,712	$—	$665,712
Foreign exchange contracts	—	(822,033)	—	—	—	(822,033)
Interest rate contracts	(2,026,901)	—	24,171,413	(15,974,191)	(171,774)	8,025,448
Total	$(2,026,901)	$(822,033)	$24,171,413	$(15,308,479)	$(171,774)	$7,869,127

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:
	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$—	$—	$—	$—	$647,444	$—	$—	$647,444
Forward foreign currency contracts	44,466	—	11,573	27,531	47,914	119,516	—	251,000
Total Assets	$44,466	$—	$11,573	$27,531	$695,358	$119,516	$—	$898,444
Liabilities:
Forward foreign currency contracts	$173,896	$106,473	$295,498	$345,786	$35,847	$103,230	$10,881	$1,071,611
Written options	—	—	—	—	2,813,803	—	—	2,813,803
Total Liabilities	$173,896	$106,473	$295,498	$345,786	$2,849,650	$103,230	$10,881	$3,885,414
Net OTC derivative instruments by counterparty, at fair value	$(129,430)	$(106,473)	$(283,925)	$(318,255)	$(2,154,292)	$16,286	$(10,881)	$(2,986,970)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(129,430)	$(106,473)	$(283,925)	$(318,255)	$(2,154,292)	$16,286	$(10,881)	$(2,986,970)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	24.9%
Information Technology	18.2%
Industrials	15.6%
Consumer Discretionary	13.5%
Health Care	9.8%
Materials	5.5%
Energy	3.4%
Consumer Staples	2.8%
Exchange-Traded Funds	1.9%
Utilities	1.8%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Discretionary: 13.5%
111,400		Cheesecake Factory	$5,362,796	0.9
112,457	@	Dave & Buster’s Entertainment, Inc.	5,261,863	0.9
71,374		Jack in the Box, Inc.	6,132,454	1.0
69,425		Marriott Vacations Worldwide Corp.	4,754,918	0.8
125,920	@	Meritage Homes Corp.	4,727,037	0.8
90,280		Monro Muffler Brake, Inc.	5,738,197	0.9
1,589,808		Other Securities(a)	49,168,359	8.2
			81,145,624	13.5
		Consumer Staples: 2.8%
367,275	@,L	Amplify Snack Brands, Inc.	5,417,306	0.9
105,145		Pinnacle Foods, Inc.	4,867,162	0.8
131,790		Other Securities(a)	6,274,886	1.1
			16,559,354	2.8
		Energy: 3.4%
151,675	@	Carrizo Oil & Gas, Inc.	5,437,549	0.9
1,105,616		Other Securities(a)	14,692,021	2.5
			20,129,570	3.4
		Financials: 24.9%
149,118		Great Western Bancorp, Inc.	4,703,182	0.8
261,325		Kennedy-Wilson Holdings, Inc.	4,954,722	0.8
147,350		MB Financial, Inc.	5,345,858	0.9
394,550		OM Asset Management Plc	5,267,243	0.9
113,380		Pinnacle Financial Partners, Inc.	5,538,613	0.9
118,798		QTS Realty Trust, Inc.	6,650,312	1.1
493,835		Radian Group, Inc.	5,145,761	0.9
134,400		Selective Insurance Group	5,135,424	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
128,320		Simmons First National Corp.	$5,926,459	1.0
310,415		Sterling Bancorp/DE	4,873,515	0.8
312,525		Talmer Bancorp, Inc.	5,991,104	1.0
176,650		Webster Financial Corp.	5,997,268	1.0
2,725,608		Other Securities	83,478,954	13.9
			149,008,415	24.9
		Health Care: 9.8%
93,825		Hill-Rom Holdings, Inc.	4,733,471	0.8
95,625	@	Masimo Corp.	5,021,747	0.9
82,075	@	NuVasive, Inc.	4,901,519	0.8
147,420	@	Team Health Holdings, Inc.	5,995,571	1.0
1,303,199		Other Securities(a)	37,827,058	6.3
			58,479,366	9.8
		Industrials: 15.6%
137,351	@	Atlas Air Worldwide Holdings, Inc.	5,689,078	1.0
150,600		Barnes Group, Inc.	4,987,872	0.8
108,550	@	Beacon Roofing Supply, Inc.	4,935,768	0.8
106,025		Clarcor, Inc.	6,449,501	1.1
154,787	@	On Assignment, Inc.	5,719,380	1.0
60,375		Orbital ATK, Inc.	5,140,328	0.9
47,464	@	Teledyne Technologies, Inc.	4,701,309	0.8
177,225		Tetra Tech, Inc.	5,448,783	0.9
97,250		Watts Water Technologies, Inc.	5,665,785	0.9
82,950		Woodward, Inc.	4,781,238	0.8
1,021,075		Other Securities	39,632,323	6.6
			93,151,365	15.6
		Information Technology: 18.2%
175,246	@	Blackhawk Network Holdings, Inc.	5,868,989	1.0
126,016	@	Cardtronics, Inc.	5,016,697	0.8
127,600	@	Commvault Systems, Inc.	5,511,044	0.9
463,126		Cypress Semiconductor Corp.	4,885,979	0.8
117,395	@	Electronics for Imaging, Inc.	5,052,681	0.8
47,500		Littelfuse, Inc.	5,614,025	0.9
169,910	@	Microsemi Corp.	5,552,659	0.9
230,565	@	Netscout Systems, Inc.	5,130,071	0.9
210,269	@	Q2 Holdings, Inc.	5,891,737	1.0
173,700	@	QLIK Technologies, Inc.	5,138,046	0.9
1,919,272		Other Securities(a)	55,595,126	9.3
			109,257,054	18.2
		Materials: 5.5%
280,075		Commercial Metals Co.	4,733,268	0.8
120,600		HB Fuller Co.	5,305,194	0.9
86,375		Minerals Technologies, Inc.	4,906,100	0.8
273,825		Olin Corp.	6,801,813	1.2
393,298		Other Securities	10,922,064	1.8
			32,668,439	5.5

See Accompanying Notes to Financial Statements
81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 1.8%
197,755	Other Securities	$11,038,970	1.8
	Total Common Stock (Cost $504,663,091)	571,438,157	95.5
EXCHANGE-TRADED FUNDS: 1.9%
99,650	iShares Russell 2000 ETF	11,456,761	1.9
	Total Exchange-Traded Funds (Cost $11,459,649)	11,456,761	1.9
	Total Long-Term Investments (Cost $516,122,740)	582,894,918	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Securities Lending Collateralcc: 4.5%
$6,428,096	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $6,428,166, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $6,556,658, due 08/15/16-11/15/45)	6,428,096	1.1
6,428,096	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $6,428,179, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $6,556,658, due 07/15/16-09/20/65)	6,428,096	1.1
6,146,790	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $6,146,874, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $6,269,726, due 07/07/16-02/01/49)	6,146,790	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$6,428,096	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $6,428,175, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $6,556,658, due 03/15/18-09/09/49)	$6,428,096	1.1
1,634,286	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,634,307, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,680,191, due 04/15/18-01/15/29)	1,634,286	0.2
		27,065,364	4.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
18,242,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $18,242,000)	18,242,000	3.1
	Total Short-Term Investments (Cost $45,307,364)	45,307,364	7.6
	Total Investments in Securities (Cost $561,430,104)	$628,202,282	105.0
	Liabilities in Excess of Other Assets	(29,696,515)	(5.0)
	Net Assets	$598,505,767	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

See Accompanying Notes to Financial Statements
82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2016 (Unaudited) (continued)

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $563,189,254.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$98,283,253
Gross Unrealized Depreciation	(33,270,225)
Net Unrealized Appreciation	$65,013,028

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$571,438,157	$—	$—	$571,438,157
Exchange-Traded Funds	11,456,761	—	—	11,456,761
Short-Term Investments	18,242,000	27,065,364	—	45,307,364
Total Investments, at fair value	$601,136,918	$27,065,364	$—	$628,202,282

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
83

[This Page Intentionally Left Blank]

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Item 4. Principal Accountant Fees and Services.

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Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 5.0%
14,322	@,L	APN News & Media Ltd.	43,546	0.0
14,262		APN Outdoor Group Ltd.	73,903	0.1
5,880	L	ARB Corp. Ltd.	74,083	0.1
37,853		Ardent Leisure Group	53,519	0.1
51,248		Aristocrat Leisure Ltd.	533,136	0.6
19,417		Automotive Holdings Group Ltd.	54,944	0.1
7,900		Breville Group Ltd.	44,557	0.0
20,624		Burson Group Ltd.	85,488	0.1
6,292		Corporate Travel Management Ltd.	66,411	0.1
32,422		Crown Ltd.	308,382	0.3
5,402		Domino's Pizza Enterprises Ltd.	277,974	0.3
205,257		John Fairfax Holdings Ltd.	143,682	0.2
4,849	L	Flight Centre Travel Group Ltd.	115,360	0.1
7,423		G.U.D. Holdings Ltd.	50,901	0.1
31,617		G8 Education Ltd.	90,116	0.1
8,368	L	Greencross Ltd.	42,616	0.0
51,371		Harvey Norman Holdings Ltd.	178,750	0.2
9,277		Invocare Ltd.	91,689	0.1
8,356	L	JB Hi-Fi Ltd.	151,429	0.2
25,182		Mantra Group Ltd.	66,350	0.1
69,687	L	Myer Holdings Ltd.	58,811	0.1
26,278	L	Navitas Ltd.	108,659	0.1
4,292		News Corp.	50,768	0.0
58,323		Nine Entertainment Co. Holdings Ltd.	46,231	0.0
14,322	@	NZME Ltd.	7,797	0.0
79,725		Pacific Brands Ltd.	68,378	0.1
7,914		Premier Investments Ltd.	85,036	0.1
4,190		REA Group Ltd.	188,038	0.2
10,748		Retail Food Group Ltd.	44,717	0.0
82,911		Seven West Media Ltd.	66,425	0.1
12,803		Sky Network Television Ltd.	43,845	0.0
19,197		Skycity Entertainment Group Ltd.	62,867	0.1
58,305		Southern Cross Media Group Ltd.	54,848	0.1
66,835		Star Entertainment Grp Ltd./The	272,335	0.3
11,876	L	Super Retail Group Ltd.	78,579	0.1
70,749		Tabcorp Holdings Ltd.	243,714	0.3
125,041		Tattersall's Ltd.	359,835	0.4
21,087		Trade Me Ltd.	70,051	0.1
6,942		Village Roadshow Ltd.	27,322	0.0
			4,485,092	5.0

		Consumer Staples: 6.7%
37,919	@	a2 Milk Co. Ltd.	50,041	0.1
32,624		Asaleo Care Ltd.	51,619	0.1
31,037	@,L	Australian Agricultural Co. Ltd.	41,082	0.0
12,902		Bega Cheese Ltd.	55,005	0.1
6,262		Bellamy's Australia Ltd.	47,919	0.1
1,086	L	Blackmores Ltd.	107,189	0.1
45,216		Coca-Cola Amatil Ltd.	279,119	0.3
21,378		Costa Group Holdings Ltd.	43,618	0.1
15,696		GrainCorp Ltd.	101,725	0.1
77,645	@	Metcash Ltd.	111,286	0.1
6,098	L	Select Harvests Ltd.	31,205	0.0
12,555		Tassal Group Ltd.	37,519	0.0
63,183		Treasury Wine Estates Ltd.	439,051	0.5
96,208		Wesfarmers Ltd.	2,901,338	3.2
109,459		Woolworths Ltd.	1,721,635	1.9
			6,019,351	6.7

		Energy: 4.1%
122,639		Beach Petroleum Ltd.	57,071	0.1
22,325		Caltex Australia Ltd.	538,256	0.6
100,119		Oil Search Ltd.	505,558	0.6
149,253		Origin Energy Ltd.	652,106	0.7
136,032		Santos Ltd.	481,525	0.5
51,071	@,L	Whitehaven Coal Ltd.	41,823	0.1
62,016		Woodside Petroleum Ltd.	1,257,516	1.4
18,818	L	WorleyParsons Ltd.	103,263	0.1
			3,637,118	4.1

		Financials: 45.1%
23,392		Abacus Property Group	55,391	0.1
253,175		AMP Ltd.	986,677	1.1
16,570		ASX Ltd.	570,516	0.6
249,735		Australia & New Zealand Banking Group Ltd.	4,550,191	5.1
34,102		Aveo Group	81,326	0.1
32,167		Bank of Queensland Ltd.	256,637	0.3
39,517		Bendigo Bank Ltd.	286,123	0.3
14,111		BT Investment Management Ltd.	83,948	0.1
41,553		BWP Trust	113,554	0.1
48,283		Challenger Ltd.	315,445	0.4
72,917	@	Chapter Hall Units Contingent	–	–
28,381		Charter Hall Group	108,128	0.1
28,330		Charter Hall Retail REIT	101,259	0.1
146,778		Commonwealth Bank of Australia	8,238,688	9.2
27,665		Cover-More Group Ltd.	25,234	0.0
110,287		Cromwell Property Group	83,826	0.1
56,418	@	CYBG PLC	176,772	0.2
82,188		Dexus Property Group	557,701	0.6
20,455		Eclipx Group Ltd.	56,325	0.1
23,595		FlexiGroup Ltd./Australia	30,946	0.0
24,347		Gateway Lifestyle	52,465	0.1
21,016		Genworth Mortgage Insurance Australia Ltd.	43,555	0.0
134,864		Goodman Group	723,346	0.8
153,632		GPT Group	624,768	0.7
15,539		Growthpoint Properties Australia Ltd.	36,748	0.0
51,631		Henderson Group PLC	147,495	0.2
52,781		Investa Office Fund	169,780	0.2

See Accompanying Notes to Financial Statements

1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
208,120		Insurance Australia Group Ltd.	857,303	1.0
22,703	L	IOOF Holdings Ltd.	134,129	0.2
4,594		Iron Mountain, Inc.	181,075	0.2
45,396		Lend Lease Corp., Ltd.	431,225	0.5
29,128		Macquarie Group Ltd.	1,516,245	1.7
11,186		Magellan Financial Group Ltd.	188,558	0.2
235,735		Medibank Pvt Ltd.	522,757	0.6
312,601		Mirvac Group	475,419	0.5
226,423		National Australia Bank Ltd.	4,347,198	4.9
26,505		National Storage REIT	32,814	0.1
20,896		Ozforex Group Ltd.	36,434	0.0
4,059		Perpetual Ltd.	126,129	0.1
18,404		Platinum Asset Management Ltd.	79,930	0.1
116,836		QBE Insurance Group Ltd.	922,959	1.0
455,745		Scentre Group	1,688,063	1.9
62,017		Shopping Centres Australasia Property Group	106,224	0.1
63,448		Steadfast Group Ltd.	94,405	0.1
203,509		Stockland	721,542	0.8
110,130		Suncorp Group Ltd.	1,009,885	1.1
279,658		Vicinity Centres	697,706	0.8
163,631		Westfield Corp.	1,314,398	1.5
285,485		Westpac Banking Corp.	6,330,796	7.1
			40,292,038	45.1

		Health Care: 7.2%
13,213		Ansell Ltd.	180,834	0.2
31,873		Australian Pharmaceutical Industries Ltd.	40,226	0.0
4,840		Cochlear Ltd.	441,599	0.5
39,162		CSL Ltd.	3,302,637	3.7
13,995	L	Estia Health Ltd.	48,540	0.1
10,914		Fisher & Paykel Healthcare Corp. Ltd.	78,223	0.1
148,263		Healthscope Ltd.	319,052	0.4
21,484		Japara Healthcare Ltd.	41,178	0.1
61,921	@	Mayne Pharma Group Ltd.	87,974	0.1
19,604	@,L	Mesoblast Ltd.	15,932	0.0
38,293		Primary Health Care Ltd.	114,054	0.1
11,036		Ramsay Health Care Ltd.	596,447	0.7
11,506		Regis Healthcare Ltd.	40,625	0.0
51,411		ResMed, Inc.	320,122	0.4
92,612		Sigma Pharmaceuticals Ltd.	78,796	0.1
4,920		Sirtex Medical Ltd.	94,734	0.1
35,368		Sonic Healthcare Ltd.	573,568	0.6
6,925		Virtus Health Ltd.	35,827	0.0
			6,410,368	7.2

		Industrials: 7.9%
41,958		ALS Ltd.	155,318	0.2
83,489		Asciano Group	553,933	0.6
175,643		Aurizon Holdings Ltd.	637,284	0.7
27,414		Austal Ltd.	24,739	0.0
135,148		Brambles Ltd.	1,261,797	1.4
8,466		CIMIC Group Ltd.	228,562	0.3
135,655		Cleanaway Waste Management Ltd.	81,935	0.1
4,072		Credit Corp. Group Ltd.	36,735	0.0
37,369		Downer EDI Ltd.	107,317	0.1
23,611		GWA Group Ltd.	37,213	0.0
7,707		IPH Ltd.	37,219	0.0
34,696		Macquarie Atlas Roads Group	135,317	0.2
6,620		McMillan Shakespeare Ltd.	68,174	0.1
13,372		Mineral Resources Ltd.	84,189	0.1
7,894	L	Monadelphous Group Ltd.	44,444	0.0
21,109		Programmed Maintenance Services Ltd.	27,853	0.0
176,532		Qantas Airways Ltd.	373,952	0.4
85,029	L	Qube Logistics Holdings Ltd.	141,656	0.2
18,349		SAI Global Ltd.	50,541	0.1
29,453		Seek Ltd.	338,110	0.4
7,843		Seven Group Holdings Ltd.	35,507	0.0
94,405		Spotless Group Holdings Ltd.	79,896	0.1
189,702		Sydney Airport	990,558	1.1
174,236		Transurban Group - Stapled Security	1,569,306	1.8
231,429	@	Virgin Australia Holdings Ltd.	–	–
			7,101,555	7.9

		Information Technology: 1.1%
13,593	@	Aconex Ltd.	71,511	0.1
9,658		Altium Ltd.	46,934	0.1
19,020		carsales.com Ltd.	176,216	0.2
43,587		Computershare Ltd.	301,401	0.3
11,012		IRESS Ltd.	90,397	0.1
17,120		iSentia Group Ltd.	44,594	0.0
19,756	@	Link Administration Holdings Ltd.	121,041	0.1
19,844		MYOB Group Ltd.	51,552	0.1
17,120		Technology One Ltd.	66,747	0.1
			970,393	1.1

		Materials: 13.9%
38,216		Adelaide Brighton Ltd.	160,247	0.2
211,624		Alumina Ltd.	208,020	0.2
99,134		Amcor Ltd.	1,114,625	1.2
274,697		BHP Billiton Ltd.	3,828,248	4.3
48,382		BlueScope Steel Ltd.	233,763	0.3
63,650		Boral Ltd.	298,826	0.3
6,535		Brickworks Ltd.	70,288	0.1
44,362		CSR Ltd.	121,958	0.1
32,758		DuluxGroup Ltd.	155,913	0.2
85,306		Evolution Mining Ltd.	149,080	0.2
14,834		Fletcher Building Ltd.	91,001	0.1
145,632	L	Fortescue Metals Group Ltd.	389,718	0.4
35,972		Iluka Resources Ltd.	177,338	0.2
143,429		Incitec Pivot Ltd.	322,187	0.4
35,097	L	Independence Group NL	87,366	0.1
37,953		James Hardie Industries SE	587,793	0.7
65,340	@	Newcrest Mining Ltd.	1,132,464	1.3

See Accompanying Notes to Financial Statements

2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
51,592		Northern Star Resources Ltd	190,998	0.2
15,377		Nufarm Ltd.	85,498	0.1
31,518		Orica Ltd.	293,197	0.3
103,289		Orora Ltd.	214,459	0.2
27,045		OZ Minerals Ltd.	116,062	0.1
14,601		Pact Group Holdings Ltd.	66,267	0.1
42,297		Regis Resources Ltd.	108,372	0.1
36,310		Rio Tinto Ltd.	1,255,986	1.4
13,349		Sandfire Resources NL	53,101	0.1
67,981	@,L	Saracen Mineral Holdings Ltd.	73,091	0.1
14,292		Sims Group Ltd.	84,748	0.1
455,485	@	South32 Ltd.	534,188	0.6
41,758	@	St Barbara Ltd.	91,984	0.1
18,382	@	Syrah Resources Ltd.	83,067	0.1
21,088		Western Areas Ltd	34,439	0.0
			12,414,292	13.9

		Telecommunication Services: 5.5%
19,924		Telecom Corp. of New Zealand Ltd.	50,258	0.0
1,046,482		Telstra Corp., Ltd.	4,374,023	4.9
26,725		TPG Telecom Ltd.	239,640	0.3
45,606		Vocus Communications Ltd.	273,294	0.3
			4,937,215	5.5

		Utilities: 2.6%
57,627		AGL Energy Ltd.	836,925	0.9
95,384		APA Group	663,431	0.8
145,519		AusNet Services	179,224	0.2
208,333		DUET Group	390,751	0.4
143,975		Spark Infrastructure Group	263,804	0.3
			2,334,135	2.6

	Total Common Stock (Cost $99,510,863)		88,601,557	99.1

RIGHTS: 0.1%
		Financials: 0.0%
7,951	@	National Storage REIT	563	0.0

		Health Care: 0.1%
35,896	@	Mayne Pharma Group Ltd.	16,823	0.1

		Telecommunication Services: 0.0%
5,124	@	Vocus Communications Ltd.	1,854	0.0

	Total Rights (Cost $–)		19,240	0.1

	Total Long-Term Investments (Cost $99,510,863)		88,620,797	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 2.0%
819,826	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $819,835, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $836,223, due 08/15/16-11/15/45)	819,826	0.9
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-09/09/49)	1,000,000	1.1
		1,819,826	2.0

	Total Short-Term Investments (Cost $1,819,826)	1,819,826	2.0

	Total Investments in Securities (Cost $101,330,689)	$90,440,623	101.2
	Liabilities in Excess of Other Assets	(1,030,226)	(1.2)
	Net Assets	$89,410,397	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $104,817,867.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,459,301
Gross Unrealized Depreciation	(21,836,545)

Net Unrealized Depreciation	$(14,377,244)

See Accompanying Notes to Financial Statements

3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Consumer Discretionary: 10.0%
1,430,000	@,L	Alibaba Pictures Group Ltd.	334,627	0.1
140,000		Anta Sports Products Ltd.	282,120	0.1
32,518		Arcelik A/S	214,110	0.0
2,859,100		Astra International Tbk PT	1,611,851	0.3
226,900		Astro Malaysia Holdings Bhd	164,906	0.0
12,687		Bajaj Auto Ltd.	506,834	0.1
105,600		BEC World PCL	68,714	0.0
795,000		Belle International Holdings Ltd.	467,908	0.1
13,920		Bharat Forge Ltd.	157,340	0.0
1,150		Bosch Ltd.	386,570	0.1
456,000		Brilliance China Automotive Holdings Ltd.	470,809	0.1
92,000	@	Byd Co., Ltd.	555,526	0.1
3,462		CCC SA	140,695	0.0
10,503		Cheil Communications, Inc.	155,023	0.0
235,650		Cheng Shin Rubber Industry Co. Ltd.	496,851	0.1
125,100		Chongqing Changan Automobile Co. Ltd.	175,238	0.0
2,153		CJ E&M Corp.	130,253	0.0
46,490	@	Ctrip.com International Ltd. ADR	1,915,388	0.4
25,473	@	Cyfrowy Polsat SA	142,507	0.0
388,000		Dongfeng Motor Group Co., Ltd.	408,972	0.1
26,889		Eclat Textile Co. Ltd	260,765	0.1
25,200		El Puerto de Liverpool SAB de CV	266,631	0.1
41,350		Feng TAY Enterprise Co., Ltd.	171,917	0.0
3,107		Folli Follie Group	57,823	0.0
9,890		Ford Otomotiv Sanayi A/S	105,261	0.0
33,178	L	Foschini Group Ltd.	313,237	0.1
825,000		Geely Automobile Holdings Ltd.	449,990	0.1
338,800		Genting Bhd	690,102	0.1
438,500		Genting Malaysia Bhd	484,835	0.1
43,000		Giant Manufacturing Co., Ltd.	268,238	0.1
801,700		Global Mediacom Tbk PT	60,030	0.0
1,891,000	L	GOME Electrical Appliances Holdings Ltd.	226,167	0.0
432,500		Great Wall Motor Co. Ltd.	361,600	0.1
314,700		Grupo Televisa S.A.	1,640,928	0.3
5,830		Grupo Televisa SAB ADR	151,813	0.0
314,000		Guangzhou Automobile Group Co. Ltd.	376,800	0.1
187,000		Haier Electronics Group Co. Ltd.	285,721	0.1
10,914		Hankook Tire Co. Ltd.	485,568	0.1
27,366		Hanon Systems Corp.	250,452	0.1
1,387		Hanssem Co. Ltd.	193,175	0.0
6,931		Hero Motocorp Ltd.	327,339	0.1
333,451		Home Product Center PCL	94,267	0.0
38,000		Hotai Motor Co. Ltd.	374,513	0.1
4,453		Hotel Shilla Co. Ltd.	264,202	0.1
2,147		Hyundai Department Store Co. Ltd.	241,540	0.1
9,678		Hyundai Mobis	2,129,193	0.4
19,931	@	Hyundai Motor Co.	2,357,668	0.4
2,111		Hyundai Wia Corp.	164,571	0.0
22,518		Imperial Holdings Ltd.	229,948	0.0
93,507	@	JD.com, Inc. ADR	1,985,153	0.4
64,030		Jollibee Foods Corp.	330,222	0.1
14,769	@	Jumbo SA	194,298	0.0
17,690		Kangwon Land, Inc.	641,882	0.1
37,373		Kia Motors Corp.	1,408,192	0.3
201,004		Kroton Educacional SA	849,119	0.2
15,061		LG Electronics, Inc.	709,323	0.1
98,000		Lojas Renner SA	725,169	0.1
1,519		Lotte Shopping Co. Ltd.	268,684	0.1
199	L	LPP SA	255,314	0.1
25,057		Mahindra & Mahindra Ltd.	532,255	0.1
27,518		Mahindra & Mahindra Ltd. GDR	586,157	0.1
14,615		Maruti Suzuki India Ltd.	908,559	0.2
336,600		Matahari Department Store Tbk PT	513,015	0.1
663,000		Media Nusantara Citra Tbk PT	111,230	0.0
23,850		Merida Industry Co. Ltd.	100,981	0.0
248,000		Minor International PCL	285,054	0.1
47,095		Motherson Sumi Systems Ltd.	203,158	0.0
37,043		Mr Price Group Ltd.	520,465	0.1
60,442		Naspers Ltd.	9,229,196	1.7
18,206		New Oriental Education & Technology Group ADR	762,467	0.1
16,000	@	Nien Made Enterprise Co. Ltd.	145,973	0.0
34,420		OPAP S.A.	239,892	0.0
4,936		Paradise Co. Ltd	65,421	0.0
338,000		POU Chen Corp.	454,952	0.1
4,680	@,L	Qunar Cayman Islands Ltd. ADR	139,417	0.0
50,200		Robinson Department Store PCL	97,171	0.0
53,081		Ruentex Industries Ltd.	80,128	0.0
69,263		SACI Falabella	527,210	0.1
81,000		Shenzhou International Group Holdings Ltd.	391,689	0.1
926		Shinsegae Co., Ltd.	157,578	0.0
407,554		Steinhoff International Holdings NV	2,338,005	0.4
777,600		Surya Citra Media Tbk PT	195,399	0.0
5,401	@,L	TAL Education Group ADR	335,186	0.1
13,404	@	Tata Motors Ltd. ADR	464,717	0.1
142,271	@	Tata Motors Ltd.	973,957	0.2
39,842	@	Tata Motors Ltd. DVR	172,897	0.0
26,525		Titan Industries Ltd.	159,979	0.0

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
17,791		Tofas Turk Otomobil Fabrikasi AS	146,285	0.0
66,651		Truworths International Ltd.	387,871	0.1
14,297		Tsogo Sun Holdings Ltd.	25,882	0.0
66,500		UMW Holdings Bhd	94,774	0.0
54,853	@	Vipshop Holdings Ltd. ADR	612,708	0.1
144,817		Woolworths Holdings Ltd./South Africa	829,231	0.2
8,068		Coway Co., Ltd.	734,612	0.1
87,000		Yulon Motor Co., Ltd.	74,261	0.0
86,729		Zee Telefilms Ltd.	588,698	0.1
			53,624,322	10.0

		Consumer Staples: 8.3%
655,400		AMBEV SA	3,886,738	0.7
4,509		Amorepacific Corp.	1,699,845	0.3
4,200		Amorepacific Group	616,324	0.1
30,536		Anadolu Efes Biracilik Ve Malt Sanayii AS	206,475	0.0
59,000		Arca Continental SAB de CV	423,431	0.1
1,246		BGF retail Co. Ltd.	231,999	0.1
46,851	@	Bid Corp. Ltd.	877,979	0.2
30,549		BIM Birlesik Magazalar AS	595,776	0.1
86,500		BRF - Brasil Foods SA	1,207,709	0.2
20,900		British American Tobacco Malaysia Bhd	273,206	0.1
180,113		Cencosud SA	513,283	0.1
424,500		Charoen Pokphand Foods PCL	347,992	0.1
1,050,000		Charoen Pokphand Indonesia Tbk PT	300,574	0.1
520,000	L	China Huishan Dairy Holdings Co. Ltd	212,302	0.0
401,000		China Mengniu Diary Co., Ltd.	701,514	0.1
162,000		China Resources Enterprise	354,091	0.1
24,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	356,789	0.1
21,494		Cia Cervecerias Unidas SA	251,839	0.1
1,148		CJ CheilJedang Corp.	388,810	0.1
69,900		Coca-Cola Femsa SAB de CV	579,233	0.1
8,368		Coca-Cola Icecek AS	102,220	0.0
654,500		CP ALL PCL	938,841	0.2
73,987		Dabur India Ltd.	338,904	0.1
4,878		Dongsuh Cos, Inc.	141,911	0.0
2,935		E-Mart Co. Ltd.	442,900	0.1
32,820		Embotelladora Andina SA	115,601	0.0
12,571		Eurocash SA	147,302	0.0
117		Fomento Economico Mexicano SAB de CV ADR	10,821	0.0
249,500		Fomento Economico Mexicano SAB de CV UBD	2,310,010	0.4
1,288		GlaxoSmithKline Consumer Healthcare Ltd	112,892	0.0
17,927		Godrej Consumer Products Ltd.	427,079	0.1
29,300		Gruma SA de CV	421,489	0.1
243,400		Grupo Bimbo SAB de CV	763,381	0.2
54,100		Grupo Comercial Chedraui, S.A. de C.V.	134,876	0.0
93,100		Grupo Lala SAB de CV	205,270	0.0
2,911		GS Retail Co. Ltd.	138,420	0.0
70,800		Gudang Garam Tbk PT	370,439	0.1
105,500		Hengan International Group Co., Ltd.	883,640	0.2
91,536		Hindustan Lever Ltd.	1,220,957	0.2
1,342,500		HM Sampoerna Tbk PT	386,493	0.1
54,200		Hypermarcas SA	392,289	0.1
163,600		Indofood CBP Sukses Makmur TBK PT	215,070	0.0
645,100		Indofood Sukses Makmur Tbk PT	354,946	0.1
337,600		IOI Corp. Bhd	362,782	0.1
318,019		ITC Ltd.	1,741,119	0.3
92,100		JBS SA	286,710	0.1
226,500		Kimberly-Clark de Mexico SA de CV	535,075	0.1
15,412		KT&G Corp.	1,825,321	0.3
63,400		Kuala Lumpur Kepong BHD	366,676	0.1
1,315		LG Household & Health Care Ltd.	1,284,171	0.2
218		LG Household & Health Care Ltd.	125,532	0.0
63		Lotte Chilsung Beverage Co., Ltd.	97,941	0.0
880		Lotte Confectionery Co. Ltd.	149,360	0.0
3,600		M Dias Branco SA	116,843	0.0
37,572		Magnit PJSC GDR	1,252,616	0.2
61,977		Marico Ltd.	242,474	0.1
14,287		Massmart Holdings Ltd.	122,041	0.0
26,300		Natura Cosmeticos S.A.	208,694	0.0
3,473		Nestle India Ltd.	335,158	0.1
542		Orion Corp.	444,887	0.1
119		Ottogi Corp.	85,415	0.0
25,107	L	Pick n Pay Stores Ltd.	122,248	0.0
16,502		Pioneer Foods Group Ltd.	193,637	0.0
72,000		PPB Group Bhd	295,799	0.1
83,000		President Chain Store Corp.	648,509	0.1
21,100	@	Qinqin Foodstuffs Group Cayman Co. Ltd.	29,917	0.0
33,400		Raia Drogasil SA	660,036	0.1
61,353		Shoprite Holdings Ltd.	694,879	0.1
25,135		Spar Group Ltd.	344,736	0.1
57,692		Standard Foods Corp.	141,974	0.0
311,500		Sun Art Retail Group Ltd.	219,042	0.1
314,800		Thai Union Group PCL-F	197,684	0.0
23,801	L	Tiger Brands Ltd.	586,369	0.1
280,000		Tingyi Cayman Islands Holding Corp.	265,878	0.1
42,000		Tsingtao Brewery Co., Ltd.	146,019	0.0
21,383		Ulker Biskuvi Sanayi AS	156,258	0.0
215,800		Unilever Indonesia Tbk PT	737,546	0.1
696,209		Uni-President Enterprises Corp.	1,375,042	0.3
8,925	@	United Spirits Ltd.	331,154	0.1

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
127,410		Universal Robina Corp.	565,090	0.1
734,200		Wal-Mart de Mexico SAB de CV	1,766,171	0.3
862,000	L	Want Want China Holdings Ltd.	610,228	0.1
			44,272,691	8.3

		Energy: 6.8%
1,358,700		Adaro Energy Tbk PT	88,300	0.0
192,600		Banpu PCL	80,958	0.0
16,672		Bharat Petroleum Corp. Ltd.	265,281	0.1
61,385		Cairn India Ltd.	128,593	0.0
341,000	@	China Coal Energy Co. - Class H	178,665	0.0
284,000		China Oilfield Services Ltd.	220,652	0.0
3,561,600		China Petroleum & Chemical Corp.	2,573,681	0.5
457,500		China Shenhua Energy Co., Ltd.	850,905	0.2
2,483,000		CNOOC Ltd.	3,099,329	0.6
97,392		Coal India Ltd.	452,617	0.1
15,000		Cosan SA Industria e Comercio	155,449	0.0
636,781	@	Ecopetrol SA	304,124	0.0
62,023		Empresas COPEC SA	543,507	0.1
146,900		Energy Absolute PCL-Foreign	89,153	0.0
15,595		Exxaro Resources Ltd.	71,850	0.0
146,000		Formosa Petrochemical Corp.	398,073	0.1
71,000		Formosa Taffeta Co., Ltd.	68,750	0.0
74,117		Gazprom PJSC ADR	320,927	0.1
1,507,673		Gazprom PJSC	3,286,178	0.6
8,593	@	Grupa Lotos SA	66,472	0.0
7,730		GS Holdings Corp.	321,013	0.1
1,637,400		IRPC PCL	222,633	0.0
470,000		Kunlun Energy Co. Ltd.	391,126	0.1
58,768		Lukoil OAO	2,465,488	0.5
772		Lukoil PJSC ADR	32,216	0.0
5,511		MOL Hungarian Oil & Gas PLC	319,037	0.1
12,998		Novatek OJSC GDR	1,329,840	0.2
119,402		Oil & Natural Gas Corp., Ltd.	384,095	0.1
2,942,000		PetroChina Co., Ltd.	2,027,739	0.4
3,700	@	Petroleo Brasileiro SA ADR	21,497	0.0
417,000	@	Petroleo Brasileiro SA	1,485,067	0.3
32,700		Petronas Dagangan BHD	189,800	0.0
45,423	L	Polski Koncern Naftowy Orlen	797,877	0.1
253,585		Polskie Gornictwo Naftowe I Gazownictwo SA	361,520	0.1
198,800		PTT Exploration & Production PCL	477,454	0.1
143,400		PTT PCL	1,286,120	0.2
29,194		Qatar Gas Transport Co. Ltd.	184,751	0.0
46,466		Reliance Industries Ltd.	669,331	0.1
67,170		Reliance Industries Ltd. GDR	1,917,704	0.4
168,836		Rosneft PJSC	871,618	0.2
464,600		Sapurakencana Petroleum Bhd	170,726	0.0
76,778		Sasol Ltd.	2,077,133	0.4
9,047		SK Innovation Co. Ltd.	1,114,719	0.2
6,609		S-Oil Corp.	437,973	0.1
960,951		Surgutneftegas OJSC	499,007	0.1
195,845		Tatneft PJSC	1,015,052	0.2
116,200		Thai Oil PCL	199,197	0.0
17,639		Tupras Turkiye Petrol Rafine	391,583	0.1
52,000		Ultrapar Participacoes SA	1,149,332	0.2
260,100		United Tractors Tbk PT	293,462	0.1
294,000	L	Yanzhou Coal Mining Co., Ltd.	191,548	0.0
			36,539,122	6.8

		Financials: 24.2%
277,769		Abu Dhabi Commercial Bank PJSC	459,330	0.1
265,182	@,L	African Bank Investments Ltd.	–	–
3,202,000		Agricultural Bank of China Ltd.	1,176,494	0.2
313,999		Akbank TAS	899,958	0.2
454,753		Aldar Properties PJSC	335,291	0.1
12,906	@	Alior Bank SA	171,769	0.0
137,900		Alliance Financial Group Bhd	138,057	0.0
191,598	@	Alpha Bank AE	359,010	0.1
278,400		AMMB Holdings Bhd	307,251	0.1
77,386		Axis Bank Ltd.	614,924	0.1
32,490		Ayala Corp.	587,907	0.1
1,083,700		Ayala Land, Inc.	898,957	0.2
1,690		Bajaj Finance Ltd.	200,445	0.0
22,884		Banco Bradesco SA ADR	178,724	0.0
113,080		Banco Bradesco SA	952,219	0.2
3,164,267		Banco de Chile	338,382	0.1
4,855		Banco de Credito e Inversiones	210,448	0.0
121,000		Banco do Brasil S.A.	640,351	0.1
58,800		Banco Santander Brasil S.A.	333,145	0.1
9,514,853		Banco Santander Chile S.A.	459,876	0.1
15,395		BanColombia SA ADR	537,593	0.1
36,300		Bangkok Bank PCL - Foreign Reg	168,061	0.0
1,723,400		Bank Central Asia Tbk PT	1,745,042	0.3
387,600		Bank Danamon Indonesia Tbk PT	104,145	0.0
2,669		Bank Handlowy w Warszawie	48,615	0.0
1,341,400		Bank Mandiri Persero TBK PT	970,711	0.2
85,604	@	Bank Millennium SA	101,550	0.0
11,108,000		Bank of China Ltd.	4,464,393	0.8
1,182,000		Bank of Communications Co., Ltd.	751,885	0.1
117,920		Bank of the Philippine Islands	244,171	0.1
18,737		Bank Pekao S.A.	654,189	0.1
1,559,000		Bank Rakyat Indonesia	1,282,795	0.2
4,918		Bank Zachodni WBK SA	328,878	0.1

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
59,396		Barclays Africa Group Ltd.	582,566	0.1
14,905		Barwa Real Estate Co.	135,492	0.0
98,200		BB Seguridade Participacoes SA	853,209	0.2
234,010		BDO Unibank, Inc.	559,068	0.1
248,700		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,379,645	0.3
1,047,500		Bank Negara Indonesia Persero Tbk PT	415,113	0.1
91,120		BR Malls Participacoes S.A.	366,488	0.1
45,603	@,L	Brait SE	434,704	0.1
2,300	@,L	BRE Bank SA	180,935	0.0
36,825		BNK Financial Group, Inc.	259,518	0.1
1,119,100		Bumi Serpong Damai PT	180,083	0.0
5,164	L	Capitec Bank Holdings Ltd.	209,476	0.0
1,132,611		Cathay Financial Holding Co., Ltd.	1,241,427	0.2
191,500		Central Pattana PCL	326,305	0.1
35,745		CETIP SA - Mercados Organizados	485,717	0.1
145,128		Chailease Holding Co. Ltd.	236,614	0.0
695,559		Chang Hwa Commercial Bank	363,184	0.1
1,233,000		China Cinda Asset Management Co. Ltd.	418,102	0.1
1,194,000		China Citic Bank	730,355	0.1
11,736,000		China Construction Bank	7,823,665	1.5
1,949,000		China Development Financial Holding Corp.	472,721	0.1
439,000		China Everbright Bank Co. Ltd.	201,666	0.0
140,000		China Everbright Ltd.	271,645	0.1
443,500		China Galaxy Securities Co. Ltd.	400,241	0.1
504,000		China Jinmao Holdings Group Ltd	142,609	0.0
1,039,000		China Life Insurance Co., Ltd.	2,240,211	0.4
472,273		China Life Insurance Co., Ltd. (TWD)	367,654	0.1
546,880		China Merchants Bank Co., Ltd.	1,233,828	0.2
845,000		China Minsheng Banking Corp. Ltd.	820,867	0.2
558,000		China Overseas Land & Investment Ltd.	1,778,821	0.3
368,000		China Pacific Insurance Group Co., Ltd.	1,247,207	0.2
390,444		China Resources Land Ltd.	920,062	0.2
228,828	@	China Taiping Insurance Holdings Co., Ltd.	430,623	0.1
182,700		China Vanke Co. Ltd.	360,798	0.1
2,247,676		CTBC Financial Holding Co. Ltd.	1,182,195	0.2
359,000		Chongqing Rural Commercial Bank Co. Ltd.	182,843	0.0
432,600		CIMB Group Holdings BHD	470,542	0.1
307,000		CITIC Securities Co. Ltd.	681,202	0.1
21,551		Commercial Bank of Qatar	219,662	0.0
159,294		Commercial International Bank Egypt SAE	717,128	0.1
153,300		Compartamos SAB de CV	274,610	0.1
36,296	L	Coronation Fund Managers Ltd	164,646	0.0
15,312		Corp Financiera Colombiana SA - CORFICO	200,779	0.0
773,133		Country Garden Holdings Co. Ltd.	326,966	0.1
9,556		Credicorp Ltd.	1,474,777	0.3
25,786		Daewoo Securities Co., Ltd.	176,336	0.0
83,200	#	Dalian Wanda Commercial Properties Co. Ltd.	514,920	0.1
25,065		DGB Financial Group, Inc.	189,800	0.0
52,156		Discovery Holdings Ltd.	435,693	0.1
14,247		Doha Bank QSC	138,689	0.0
6,505		Dongbu Insurance Co., Ltd.	391,539	0.1
198,272		Dubai Financial Market	68,485	0.0
183,181		Dubai Islamic Bank PJSC	255,987	0.1
1,070,551		E.Sun Financial Holding Co., Ltd.	634,201	0.1
251,241		Emaar Malls Group PJSC	193,477	0.0
507,077		Emaar Properties PJSC	862,491	0.2
299,979		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	298,769	0.1
274,366	@	Eurobank Ergasias SA	173,680	0.0
588,000		Evergrande Real Estate Group Ltd.	362,746	0.1
113,705		Ezdan Holding Group QSC	561,238	0.1
226,000		Far East Horizon Ltd.	176,515	0.0
355,300		Fibra Uno Administracion SA de CV	756,948	0.1
1,301,927		First Financial Holding Co., Ltd.	684,617	0.1
128,958		First Gulf Bank PJSC	443,332	0.1
461,498		FirstRand Ltd.	1,408,440	0.3
103,175		Fortress Income Fund Ltd.	252,392	0.1
141,668		Fortress Income Fund Ltd. - A	152,199	0.0
928,000		Fubon Financial Holding Co., Ltd.	1,094,141	0.2
170,800		GF Securities Co. Ltd.	391,737	0.1
291,605		Growthpoint Properties Ltd.	509,448	0.1
471,523		Grupo Aval Acciones y Valores	190,490	0.0
33,901		Grupo de Inversiones Suramericana SA	445,456	0.1
349,200		Grupo Financiero Banorte	1,951,656	0.4
319,900		Grupo Financiero Inbursa SA	543,999	0.1

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
260,700		Grupo Financiero Santander Mexico SAB de CV	473,130	0.1
11,130		GT Capital Holdings, Inc.	342,156	0.1
162,000		Guangzhou R&F Properties Co., Ltd.	205,368	0.0
132,659		Haci Omer Sabanci Holding AS	435,362	0.1
444,800		Haitong Securities Co. Ltd.	757,885	0.1
42,231		Hana Financial Group, Inc.	858,594	0.2
32,495		Hanwha Life Insurance Co. Ltd.	163,739	0.0
84,300		Highwealth Construction Corp.	139,464	0.0
103,372		Hong Leong Bank Bhd	339,082	0.1
32,392		Hong Leong Financial Group Bhd	118,201	0.0
211,647		Housing Development Finance Corp.	3,943,099	0.7
913,902		Hua Nan Financial Holdings Co. Ltd.	474,901	0.1
173,000	#	Huatai Securities Co. Ltd.	372,569	0.1
30,806		Hyprop Investments Ltd.	271,202	0.1
9,935		Hyundai Marine & Fire Insurance Co., Ltd.	253,338	0.1
27,974		ICICI Bank Ltd. ADR	200,853	0.0
105,968		ICICI Bank Ltd.	379,272	0.1
40,791		Indiabulls Housing Finance Ltd.	407,174	0.1
10,271,000		Industrial & Commercial Bank of China	5,727,817	1.1
35,956		Industrial Bank Of Korea	350,337	0.1
37,856		Investec Ltd.	232,089	0.0
163,532		IOI Properties Group Bhd	95,324	0.0
19,465,967		Itau CorpBanca	165,257	0.0
6,517		Itau Unibanco Holding S.A. ADR	61,521	0.0
3,900		Kasikornbank PCL	18,938	0.0
247,400		Kasikornbank PCL - Foreign	1,218,479	0.2
54,836		KB Financial Group, Inc.	1,559,314	0.3
10,861		Komercni Banka AS	407,223	0.1
5,798		Korea Investment Holdings Co., Ltd.	213,755	0.0
534,100		Krung Thai Bank PCL	248,788	0.1
17,744		Liberty Holdings Ltd.	144,818	0.0
40,058		LIC Housing Finance Ltd.	294,803	0.1
2,640,400		Lippo Karawaci Tbk PT	229,383	0.0
222,000		Longfor Properties Co., Ltd.	289,643	0.1
32,009		Mahindra & Mahindra Financial Services Ltd.	158,875	0.0
473,700		Malayan Banking BHD	958,226	0.2
56,467		Masraf Al Rayan	528,228	0.1
1,523,826		Mega Financial Holdings Co., Ltd.	1,152,579	0.2
1,690,000		Megaworld Corp.	168,154	0.0
1,934,000		Metro Pacific Investments Corp.	288,006	0.1
35,020		Metropolitan Bank & Trust Company	67,449	0.0
8,351		Mirae Asset Securities Co., Ltd.	168,831	0.0
143,276		MMI Holdings Ltd.	221,039	0.0
165,705	@	Moscow Exchange MICEX-RTS PJ	291,557	0.1
13,000		Multiplan Empreendimentos Imobiliarios SA	243,626	0.0
90,155		National Bank of Abu Dhabi PJSC	237,646	0.0
797,893	@	National Bank of Greece SA	177,013	0.0
27,128		Nedbank Group Ltd.	344,368	0.1
107,000		New China Life Insurance Co. Ltd.	383,124	0.1
30,204		New Europe Property Investments PLC	344,532	0.1
17,443		NH Investment & Securities Co., Ltd	139,965	0.0
33,496		OTP Bank Nyrt	749,553	0.1
879,000		People's Insurance Co. Group of China Ltd.	338,400	0.1
643,496		PICC Property & Casualty Co., Ltd.	1,014,564	0.2
728,500		Ping An Insurance Group Co. of China Ltd.	3,227,747	0.6
895,571	@	Piraeus Bank SA	167,120	0.0
15,800		Porto Seguro SA	130,441	0.0
27,009		Power Finance Corp. Ltd.	68,110	0.0
129,664	@	Powszechna Kasa Oszczednosci Bank Polski S.A.	768,566	0.1
11,985		PSG Group Ltd.	158,363	0.0
358,200		Public Bank BHD	1,725,972	0.3
81,606		Powszechny Zaklad Ubezpieczen SA	594,683	0.1
17,260		Qatar Insurance Co. SAQ	349,348	0.1
8,615		Qatar Islamic Bank SAQ	227,489	0.0
29,191		Qatar National Bank	1,124,800	0.2
94,236		Rand Merchant Investment Holdings Ltd.	264,261	0.1
620,609		Redefine Properties Ltd.	476,353	0.1
66,914		Remgro Ltd.	1,161,100	0.2
38,103		Resilient REIT Ltd.	341,385	0.1
101,076		RHB Capital Bhd	128,583	0.0
97,145		RMB Holdings Ltd.	372,322	0.1
142,700		Robinsons Land Corp.	89,821	0.0
102,360		Ruentex Development Co. Ltd.	119,732	0.0
5,699		Samsung Card Co.	206,520	0.0
4,647		Samsung Fire & Marine Insurance Co. Ltd.	1,067,323	0.2
9,846		Samsung Life Insurance Co. Ltd.	861,629	0.2
8,323		Samsung Securities Co. Ltd.	258,266	0.1
196,141		Sanlam Ltd.	810,299	0.2
111,827		Sberbank PAO ADR	976,250	0.2
1,075,042		Sberbank PAO	2,236,479	0.4
31,600		Security Bank Corp.	129,275	0.0
130,140	@	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	203,669	0.0
180,500		Shimao Property Holdings Ltd.	229,489	0.0

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,271,860		Shin Kong Financial Holding Co., Ltd.	250,360	0.1
59,639		Shinhan Financial Group Co., Ltd.	1,960,275	0.4
22,558		Shriram Transport Finance Co. Ltd.	403,388	0.1
487,000		Shui On Land Ltd.	123,802	0.0
227,000		Siam Commercial Bank PCL	902,436	0.2
439,500		Sino-Ocean Group Holding Ltd.	191,338	0.0
1,466,226		SinoPac Financial Holdings Co., Ltd.	435,134	0.1
1,268,400		SM Prime Holdings, Inc.	741,002	0.1
225,500		Soho China Ltd.	108,870	0.0
170,401		Standard Bank Group Ltd.	1,484,096	0.3
104,813		State Bank of India	341,431	0.1
11,928		State Bank of India Ltd. GDR	378,118	0.1
23,200		Sul America SA	112,739	0.0
1,343,600		Summarecon Agung Tbk PT	185,801	0.0
264,000		Sunac China Holdings Ltd.	164,686	0.0
1,165,317		Taishin Financial Holdings Co., Ltd.	450,534	0.1
723,594	@	Taiwan Business Bank	184,261	0.0
974,422		Taiwan Cooperative Financial Holding Co. Ltd.	430,673	0.1
85,307		Talaat Moustafa Group	46,881	0.0
1,885,000		TMB Bank PCL	116,342	0.0
332,379		Turkiye Garanti Bankasi A/S	877,957	0.2
92,467		Turkiye Halk Bankasi AS	275,194	0.1
239,590		Turkiye Is Bankasi	380,605	0.1
99,030		Turkiye Vakiflar Bankasi Tao	155,517	0.0
756,177,930		VTB Bank OJSC	804,505	0.2
45,954		Woori Bank	382,079	0.1
127,196	@	Yapi Ve Kredi Bankasi	176,349	0.0
9,465		Yes Bank Ltd.	155,949	0.0
1,249,586		Yuanta Financial Holding Co., Ltd.	405,761	0.1
			129,360,047	24.2

		Health Care: 2.6%
98,000	#,@	3SBio, Inc.	101,124	0.0
10,846		Apollo Hospitals Enterprise Ltd.	211,884	0.0
48,607		Aspen Pharmacare Holdings Ltd.	1,199,088	0.2
39,282		Aurobindo Pharma Ltd	433,348	0.1
582,300		Bangkok Dusit Medical Services PCL-F	396,915	0.1
54,000		Bumrungrad Hospital PCL-Foreign	281,164	0.1
19,230		Cadila Healthcare Ltd.	93,737	0.0
10,410	@	Celltrion, Inc.	875,129	0.2
157,000		China Medical System Holdings Ltd.	240,623	0.0
576,000		China Pharmaceutical Group Ltd.	514,635	0.1
50,440		Cipla Ltd.	375,421	0.1
11,397		Divis Laboratories Ltd.	187,840	0.0
8,326		Dr. Reddys Laboratories Ltd.	419,940	0.1
8,422		Dr. Reddy's Laboratories Ltd. ADR	431,459	0.1
21,270		Glenmark Pharmaceuticals Ltd.	252,705	0.0
726		Hanmi Pharm Co. Ltd.	449,321	0.1
1,652		Hanmi Science Co. Ltd.	222,108	0.0
46,300		Hartalega Holdings Bhd	49,728	0.0
361,300		IHH Healthcare Bhd	591,487	0.1
3,042,500		Kalbe Farma Tbk PT	354,066	0.1
153,223		Life Healthcare Group Holdings Ltd.	376,979	0.1
31,660		Lupin Ltd.	724,297	0.1
154,500	@	Luye Pharma Group Ltd	95,131	0.0
152,990	L	Netcare Ltd.	324,887	0.1
15,000	@	OBI Pharma, Inc.	238,727	0.0
22,200		Odontoprev SA	91,708	0.0
10,182		Piramal Healthcare Ltd.	218,145	0.1
30,800		Qualicorp SA	179,202	0.0
20,675		Richter Gedeon Nyrt	411,228	0.1
228,000		Shandong Weigao Group Medical Polymer Co., Ltd.	130,648	0.0
45,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	111,517	0.0
99,800		Shanghai Pharmaceuticals Holding Co. Ltd.	221,295	0.0
47,000		Sihuan Pharmaceutical Holdings Group Ltd	8,978	0.0
636,000		Sino Biopharmaceutical Ltd.	417,422	0.1
181,200		Sinopharm Group Co.	870,429	0.2
135,481		Sun Pharmaceutical Industries Ltd.	1,536,135	0.3
20,000	@	TaiMed Biologics, Inc.	134,817	0.0
1,184		Yuhan Corp.	316,399	0.1
			14,089,666	2.6

		Industrials: 5.8%
285,390		Aboitiz Equity Ventures, Inc.	473,882	0.1
280,000		Air China Ltd.	192,498	0.0
136,100		AirAsia BHD	88,120	0.0
62,000		Airports of Thailand PCL	689,406	0.1
179,800		AKR Corporindo Tbk PT	87,308	0.0
399,600		Alfa SA de CV	686,963	0.1
175,700		Alliance Global Group, Inc.	55,430	0.0
295,455	@	Arabtec Holding Co.	110,331	0.0
114,109		Ashok Leyland Ltd.	166,862	0.0
344,000		AviChina Industry & Technology Co. Ltd.	240,340	0.1
700,900		Bangkok Expressway & Metro PCL	137,856	0.0
230,000		Beijing Capital International Airport Co., Ltd.	250,496	0.1
71,000		Beijing Enterprises Holdings Ltd.	402,512	0.1
89,635		Bharat Heavy Electricals Ltd.	170,319	0.0
45,542		Bidvest Group Ltd.	429,645	0.1
676,800		BTS Group Holdings PCL	185,111	0.0
325,000	@	China Airlines Ltd.	97,819	0.0

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
635,000		China Communications Construction Co., Ltd.	688,397	0.1
181,500		China Conch Venture Holdings Ltd.	360,920	0.1
305,000	@,L	China COSCO Holdings Co., Ltd.	108,281	0.0
371,000		China Everbright International Ltd.	414,833	0.1
161,556		China Merchants Holdings International Co., Ltd.	432,486	0.1
296,500		China Railway Construction Corp. Ltd.	373,529	0.1
601,000		China Railway Group Ltd.	451,704	0.1
442,000	@	China Shipping Container Lines Co., Ltd.	92,282	0.0
278,000		China Southern Airlines Co., Ltd.	157,279	0.0
262,000		China State Construction International Holdings Ltd.	347,640	0.1
132,800		CCR SA	694,530	0.1
613,000		Citic Pacific Ltd.	896,099	0.2
2,184		CJ Corp.	385,596	0.1
3,330		Container Corp. Of India Ltd.	70,730	0.0
248,000		COSCO Pacific Ltd.	247,609	0.1
593,000	L	CRRC Corp. Ltd	533,260	0.1
4,273		Daelim Industrial Co., Ltd.	285,045	0.1
6,553	@	Daewoo Engineering & Construction Co., Ltd.	32,184	0.0
561,242		Dialog Group BHD	214,851	0.1
505,950		DMCI Holdings, Inc.	136,138	0.0
4,044		Doosan Heavy Industries and Construction Co. Ltd.	75,062	0.0
25,144		DP World Ltd.	417,939	0.1
1,746		Eicher Motors Ltd.	498,726	0.1
93,900		Embraer SA	509,211	0.1
254,449	@	Eva Airways Corp.	116,176	0.0
202,620		Evergreen Marine Corp.	75,448	0.0
476,685		Far Eastern New Century Corp.	356,725	0.1
251,800		Gamuda BHD	303,547	0.1
2,812		Glovis Co. Ltd.	421,222	0.1
47,600		Grupo Aeroportuario del Pacifico SA de CV	489,342	0.1
32,605		Grupo Aeroportuario del Sureste SA de CV	519,539	0.1
78,400		Grupo Carso SAB de CV	337,399	0.1
6,362	@	GS Engineering & Construction Corp.	155,282	0.0
101,000		Haitian International Holdings Ltd.	178,700	0.0
42,000		HAP Seng Consolidated Bhd	80,427	0.0
24,810		Havells India Ltd.	132,626	0.0
27,875		Hiwin Technologies Corp.	129,640	0.0
8,157		Hyundai Development Co-Engineering & Construction	282,988	0.1
10,383		Hyundai Engineering & Construction Co. Ltd.	303,774	0.1
5,839	@	Hyundai Heavy Industries	540,601	0.1
457,200		IJM Corp. BHD	396,004	0.1
21,688		Industries Qatar QSC	585,707	0.1
49,940		International Container Terminal Services, Inc.	65,497	0.0
248,900		Jasa Marga Persero Tbk PT	99,854	0.0
385,140		JG Summit Holdings, Inc.	703,598	0.1
156,000		Jiangsu Expressway Co. Ltd.	217,852	0.1
846		KCC Corp.	281,393	0.1
3,289		KEPCO Plant Service & Engineering Co. Ltd.	185,951	0.0
94,715		KOC Holding AS	433,155	0.1
7,855		Korea Aerospace Industries Ltd	503,603	0.1
912	@	Korea Express Co., Ltd.	172,437	0.0
4,239	@	Korean Air Lines Co. Ltd.	95,885	0.0
43,360	@	Lan Airlines SA	286,938	0.1
16,630		Larsen & Toubro Ltd.	370,377	0.1
28,583	@	Larsen & Toubro Ltd. GDR	636,921	0.1
13,533		LG Corp.	752,595	0.2
22,310		Localiza Rent a Car SA	238,567	0.0
117,200		Malaysia Airports Holdings Bhd	178,276	0.0
164,100		MISC Bhd	303,655	0.1
118,481		Adani Ports & Special Economic Zone, Ltd.	364,662	0.1
91,800	@	OHL Mexico SAB de CV	112,474	0.0
4,447		Posco Daewoo Corp.	97,683	0.0
36,700		Promotora y Operadora de Infraestructura SAB de CV	451,700	0.1
100,100	@	Rumo Logistica Operadora Multimodal SA	153,314	0.0
2,805		S-1 Corp.	263,003	0.0
10,500		Samsung C&T Corp.	1,130,412	0.2
23,817	@	Samsung Heavy Industries Co., Ltd.	191,712	0.0
388,000	@,L	Shanghai Electric Group Co., Ltd.	164,163	0.0
68,000		Shanghai Industrial Holdings Ltd.	154,592	0.0
9,437		Siemens India Ltd.	183,519	0.0
359,300		Sime Darby Bhd	676,939	0.1
139,000		Sinopec Engineering Group Co. Ltd.	126,129	0.0
255,000		Sinotrans Ltd.	113,848	0.0
13,724		SK Networks Co. Ltd.	71,189	0.0
25,538		SM Investments Corp.	527,961	0.1
20,419		TAV Havalimanlari Holding AS	87,691	0.0
317,000		Teco Electric and Machinery Co. Ltd.	268,073	0.1
84,725	@	Turk Hava Yollari	168,776	0.0
26,260		Turk Sise Ve Cam Fabrikalari	32,469	0.0
369,800		Waskita Karya Persero Tbk PT	71,789	0.0
90,280		Weg S.A.	385,874	0.1
160,000		Weichai Power Co. Ltd.	164,740	0.0
126,000		Westports Holdings Bhd	131,523	0.0

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
110,000		ENN Energy Holdings Ltd.	544,829	0.1
222,000		Zhejiang Expressway Co., Ltd.	210,019	0.1
79,000		Zhuzhou CSR Times Electric Co., Ltd.	438,781	0.1
			31,108,794	5.8

		Information Technology: 21.8%
10,055	@	58.com, Inc. ADR	461,424	0.1
109,500		AAC Technologies Holdings, Inc.	936,130	0.2
381,462	@	Acer, Inc.	180,194	0.0
871,000		Advanced Semiconductor Engineering, Inc.	990,933	0.2
47,269		Advantech Co. Ltd.	360,439	0.1
137,862	@	Alibaba Group Holding Ltd. ADR	10,964,165	2.0
101,000		Asustek Computer, Inc.	835,962	0.2
1,309,000		AU Optronics Corp.	453,160	0.1
37,671	@	Baidu, Inc. ADR	6,221,366	1.2
9,000		Casetek Holdings Ltd.	31,733	0.0
92,000		Catcher Technology Co., Ltd.	685,968	0.1
82,559		Chicony Electronics Co. Ltd.	186,838	0.0
1,311,439		Innolux Corp.	443,117	0.1
144,864		Cielo SA	1,522,012	0.3
604,000		Compal Electronics, Inc.	382,094	0.1
4,281		Daum Kakao Corp.	348,352	0.1
66,900		Delta Electronics Thailand PCL-Foreign	130,356	0.0
273,703		Delta Electronics, Inc.	1,335,485	0.3
132,544		Foxconn Technology Co., Ltd.	313,096	0.1
1,724,000		GCL Poly Energy Holdings Ltd.	226,597	0.0
1,908,000	@	Hanergy Thin Film Power Group Ltd.	52,876	0.0
81,121		HCL Technologies Ltd.	880,534	0.2
6,000		Hermes Microvision, Inc.	248,785	0.0
1,962,512		Hon Hai Precision Industry Co., Ltd.	5,055,990	0.9
93,000		HTC Corp.	301,071	0.1
81,138		SK Hynix, Inc.	2,308,943	0.4
64,104		Infosys Ltd.	1,112,485	0.2
186,150		Infosys Ltd. ADR	3,322,778	0.6
341,000	@	Inotera Memories, Inc.	267,051	0.1
356,000		Inventec Co., Ltd.	254,544	0.1
115,000		Kingsoft Corp. Ltd	223,440	0.0
14,000		Largan Precision Co. Ltd.	1,294,765	0.2
990,000		Lenovo Group Ltd.	601,756	0.1
33,328		LG Display Co., Ltd.	771,661	0.1
1,617		LG Innotek Co. Ltd.	111,505	0.0
303,947		Lite-On Technology Corp.	418,623	0.1
208,820		MediaTek, Inc.	1,595,710	0.3
67,000		Nanya Technology Corp.	82,469	0.0
2,467		NCSoft Corp.	507,989	0.1
10,924		NetEase, Inc. ADR	2,110,735	0.4
3,979		NAVER Corp.	2,465,055	0.5
89,000		Novatek Microelectronics Corp., Ltd.	333,562	0.1
268,000		Pegatron Corp.	569,213	0.1
16,000		Phison Electronics Corp.	138,684	0.0
102,000		Powertech Technology, Inc.	227,744	0.0
12,101	@	Qihoo 360 Technology Co. Ltd. ADR	883,978	0.2
378,000		Quanta Computer, Inc.	720,310	0.1
340		Radiant Opto-Electronics Corp.	536	0.0
76,760		Realtek Semiconductor Corp.	239,405	0.0
7,844		Samsung Electro-Mechanics Co. Ltd.	343,693	0.1
14,191		Samsung Electronics Co., Ltd.	17,672,780	3.3
7,853		Samsung SDI Co., Ltd.	743,518	0.1
4,582		Samsung SDS Co. Ltd.	573,862	0.1
3,928,000	@	Semiconductor Manufacturing International Corp.	316,397	0.1
330,000		Siliconware Precision Industries Co.	503,240	0.1
30,000		Simplo Technology Co. Ltd.	105,586	0.0
5,921		SK C&C Co. Ltd.	1,046,530	0.2
37,176	@,L	SouFun Holdings Ltd. ADR ADR	186,995	0.0
176,000		Synnex Technology International Corp.	190,950	0.0
3,442,000		Taiwan Semiconductor Manufacturing Co., Ltd.	17,346,638	3.2
66,792		Tata Consultancy Services Ltd.	2,531,358	0.5
33,734		Tech Mahindra Ltd.	253,601	0.1
783,300		Tencent Holdings Ltd.	17,968,646	3.4
16,100		Totvs S.A.	151,913	0.0
127,000		Travelsky Technology Ltd.	245,519	0.0
1,715,000		United Microelectronics Corp.	672,592	0.1
121,000		Vanguard International Semiconductor Corp.	200,007	0.0
30,088		Wipro Ltd. ADR	371,888	0.1
48,361		Wipro Ltd.	400,839	0.1
363,848		Wistron Corp.	254,524	0.1
228,000		WPG Holdings Ltd	266,283	0.1
3,584	@	YY, Inc. ADR	121,390	0.0
47,000		Zhen Ding Technology Holding Ltd.	85,050	0.0
130,440	L	ZTE Corp.	165,914	0.0
			116,831,331	21.8

		Materials: 6.1%
5,617		ACC Ltd.	134,769	0.0
260,800	@	Alrosa PJSC	282,678	0.1
548,000	@,L	Aluminum Corp. of China Ltd.	173,610	0.0
98,059		Ambuja Cements Ltd.	371,414	0.1
5,902	@	Anglo American Platinum Ltd.	147,552	0.0
58,569	@	AngloGold Ashanti Ltd.	1,057,669	0.2
180,500		Anhui Conch Cement Co., Ltd.	437,031	0.1
347,356		Asia Cement Corp.	301,951	0.1
43,608		Asian Paints Ltd.	649,224	0.1
20,200		Braskem SA	119,478	0.0
62,514		Cementos Argos SA	255,118	0.0
1,930,467	@	Cemex SA de CV	1,194,231	0.2

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
442,000		China National Building Material Co., Ltd.	194,388	0.0
1,637,535		China Steel Corp.	1,066,979	0.2
28,449	@	Cia de Minas Buenaventura SAA ADR	339,966	0.1
79,100	@	Cia Siderurgica Nacional S.A.	191,575	0.0
18,100		Duratex SA	47,838	0.0
181,401		Empresas CMPC SA	375,779	0.1
204,358		Eregli Demir ve Celik Fabrikalari TAS	289,083	0.1
37,800		Fibria Celulose SA	254,173	0.0
440,600		Formosa Chemicals & Fibre Co.	1,112,390	0.2
584,600		Formosa Plastics Corp.	1,417,720	0.3
322,968		Fosun International	420,006	0.1
112,946		Gold Fields Ltd.	548,319	0.1
40,739		Grupo Argos SA/Colombia	258,029	0.1
521,300		Grupo Mexico SA de CV Series B	1,221,519	0.2
15,989		Hanwha Chemical Corp.	334,080	0.1
6,798		Hanwha Corp.	211,187	0.0
178,456		Hindalco Industries Ltd	327,272	0.1
2,197		Lotte Chemical Corp.	546,806	0.1
3,123		Hyosung Corp.	341,825	0.1
10,912		Hyundai Steel Co.	439,064	0.1
93,778	@	Impala Platinum Holdings Ltd.	302,146	0.1
216,300		Indocement Tunggal Prakarsa TBK PT	278,170	0.1
206,400		Indorama Ventures PCL	171,277	0.0
19,175		Industrias Penoles SAB de CV	457,797	0.1
182,000		Jiangxi Copper Co., Ltd.	204,249	0.0
11,966		Jsw Steel Ltd.	260,484	0.0
19,823		KGHM Polska Miedz SA	334,548	0.1
79,700		Klabin SA	380,103	0.1
1,246		Korea Zinc Co., Ltd.	552,538	0.1
1,650		Kumho Petrochemical Co. Ltd	86,209	0.0
49,100		Lafarge Malaysia Bhd	95,362	0.0
6,553		LG Chem Ltd.	1,496,500	0.3
163,600		Mexichem SA de CV	344,872	0.1
7,526		MMC Norilsk Nickel OJSC	1,004,997	0.2
16,291		Mondi Ltd.	296,574	0.1
665,890		Nan Ya Plastics Corp.	1,268,537	0.2
261,000		Nine Dragons Paper Holdings Ltd.	200,106	0.0
2,214	@	OCI Co. Ltd	175,510	0.0
14,768		Petkim Petrokimya Holding	19,733	0.0
350,800		Petronas Chemicals Group Bhd	575,168	0.1
8,873		PhosAgro OJSC GDR	130,877	0.0
9,545		POSCO	1,690,902	0.3
268,300		PTT Global Chemical PCL	455,380	0.1
73,074	@	Sappi Ltd.	340,191	0.1
430,900		Semen Gresik Persero Tbk PT	306,921	0.1
157,604		Sesa Goa Ltd.	311,197	0.1
30,871		Severstal PJSC	338,528	0.1
1,253		Shree Cement Ltd	270,691	0.0
57,000		Siam Cement PCL - Foreign Reg	774,159	0.1
94,317		Sibanye Gold Ltd.	321,135	0.1
472,000		Sinopec Shanghai Petrochemical Co. Ltd.	217,174	0.0
14,946		Sociedad Quimica y Minera de Chile SA	370,153	0.1
11,634	L	Southern Copper Corp.	313,885	0.1
57,800		Suzano Papel e Celulose	204,044	0.0
57,521	@	Synthos SA	52,694	0.0
479,000		Taiwan Cement Corp.	479,090	0.1
137,000		Taiwan Fertilizer Co., Ltd.	182,899	0.0
48,006		Tata Steel Ltd.	230,244	0.0
7,094		Titan Cement Co. SA	145,643	0.0
5,319		Ultratech Cement Ltd	269,579	0.0
42,912		UPL Ltd.	350,960	0.1
13,407	L	Vale SA ADR	53,762	0.0
180,000		Vale SA	907,761	0.2
5,716		Grupa Azoty SA	99,931	0.0
752,000		Zijin Mining Group Co., Ltd.	252,604	0.0
			32,638,007	6.1

		Telecommunication Services: 6.4%
149,900		Advanced Info Service PCL	675,353	0.1
424,000	@	Alibaba Health Information Technology Ltd.	312,940	0.1
32,515		America Movil SAB de CV ADR	398,634	0.1
3,759,500		America Movil SAB de CV	2,311,318	0.4
223,000	@	Asia Pacific Telecom Co. Ltd.	74,460	0.0
383,100		Axiata Group Bhd	536,192	0.1
146,537		Bharti Airtel Ltd.	798,452	0.2
73,285		Bharti Infratel Ltd.	375,517	0.1
296,000		China Communications Services Corp., Ltd.	155,137	0.0
860,000		China Mobile Ltd.	9,936,625	1.9
2,010,000		China Telecom Corp., Ltd.	903,931	0.2
868,000		China Unicom Hong Kong Ltd.	905,099	0.2
526,000		Chunghwa Telecom Co., Ltd.	1,902,367	0.4
515,600		Digi.Com BHD	611,948	0.1
246,428		Emirates Telecommunications Group Co. PJSC	1,271,406	0.3
14,060		Empresa Nacional de Telecomunicaciones SA	127,456	0.0
235,000		Far EasTone Telecommunications Co., Ltd.	569,028	0.1
4,390		Globe Telecom, Inc.	221,918	0.0
33,615		Hellenic Telecommunications Organization S.A.	307,131	0.1
159,697		Idea Cellular Ltd.	253,061	0.0
4,011		KT Corp.	103,592	0.0
29,589		LG Uplus Corp.	281,027	0.1
278,700		Maxis Bhd	407,517	0.1
13,934		MegaFon PJSC GDR	145,510	0.0
75,308		Mobile TeleSystems PJSC ADR	623,550	0.1
231,507		MTN Group Ltd.	2,249,874	0.4

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
11,889		Ooredoo QSC	288,634	0.1
280,463	@	Global Telecom Holding	100,752	0.0
14,075		Philippine Long Distance Telephone Co.	643,325	0.1
134,054		Rostelecom OJSC	193,162	0.0
24,048		Sistema JSFC GDR	181,081	0.0
2,583		SK Telecom Co., Ltd.	485,260	0.1
237,000		Taiwan Mobile Co., Ltd.	828,373	0.2
6,720		Telefonica O2 Czech Republic A	59,799	0.0
153,600		Telekom Malaysia BHD	258,532	0.0
82,394		Orange Polska SA	106,248	0.0
7,115,800		Telekomunikasi Indonesia Persero Tbk PT	2,164,952	0.4
30,740		Telkom SA Ltd.	138,705	0.0
130,600		Tim Participacoes SA	274,430	0.1
225,200		Tower Bersama Infrastructure Tbk PT	112,889	0.0
1,345,790	L	True Corp. PCL	276,281	0.1
63,861		Turk Telekomunikasyon AS	134,608	0.0
127,103	@	Turkcell Iletisim Hizmet AS	467,295	0.1
55,180	L	Vodacom Group Pty Ltd.	628,758	0.1
43,033		Vodafone Qatar	125,352	0.0
527,875	@	XL Axiata Tbk PT	146,750	0.0
			34,074,229	6.4

		Utilities: 2.9%
225,100		Aboitiz Power Corp.	220,963	0.0
364,694		AES Gener SA	178,613	0.0
8,500		AES Tiete Energia SA	39,030	0.0
372,119		Aguas Andinas SA	213,643	0.0
636,000		Beijing Enterprises Water Group Ltd.	385,155	0.1
24,265		CEZ AS	413,962	0.1
1,297,000	#	CGN Power Co. Ltd.	362,500	0.1
264,000		China Gas Holdings Ltd.	404,097	0.1
476,000		China Longyuan Power Group Corp.	397,366	0.1
462,000		China Power International Development Ltd.	170,541	0.0
124,000		China Resources Gas Group Ltd.	377,102	0.1
282,000		China Resources Power Holdings Co.	423,212	0.1
53,100		Cia de Saneamento Basico do Estado de Sao Paulo	476,235	0.1
9,700		Cia Paranaense de Energia	87,781	0.0
1,151,429		Colbun SA	278,848	0.1
30,069		CPFL Energia S.A.	191,892	0.0
31,000		EDP - Energias do Brasil S.A.	131,439	0.0
8,643	@	EDP - Energias do Brasil SA	36,269	0.0
21,100	@	Centrais Eletricas Brasileiras SA	115,080	0.0
483,971		Empresa Nacional de Electricidad S.A.	447,502	0.1
483,971		Endesa Americas SA	223,020	0.1
21,267		Enea SA	53,467	0.0
18,074		Energa SA	43,682	0.0
1,178,800		Energy Development Corp.	139,127	0.0
2,906,684		Enersis Americas SA	498,182	0.1
2,311,668		Enersis Chile SA	272,423	0.1
20,800		Equatorial Energia SA	315,532	0.1
49,778		GAIL India Ltd.	284,869	0.0
79,700		Glow Energy PCL	194,939	0.0
430,000		Guangdong Investment Ltd.	656,430	0.1
230,000		Huadian Power International Co.	110,237	0.0
542,000		Huaneng Power International, Inc.	336,647	0.1
620,000		Huaneng Renewables Corp. Ltd.	207,510	0.0
60,994		Interconexion Electrica SA ESP	186,686	0.0
36,467		Korea Electric Power Corp.	1,914,226	0.4
3,218		Korea Gas Corp.	111,881	0.0
185,969		NTPC Ltd.	431,609	0.1
1,688,400		Perusahaan Gas Negara PT	301,054	0.1
102,200		Petronas Gas BHD	559,413	0.1
126,877	L	PGE Polska Grupa Energetyczna SA	382,172	0.1
4,220		Qatar Electricity & Water Co.	241,132	0.0
17,394,910		RusHydro JSC	167,556	0.0
131,183		Tata Power Co. Ltd.	142,845	0.0
141,811		Tauron Polska Energia SA	102,308	0.0
484,200		Tenaga Nasional BHD	1,695,395	0.3
24,400		Tractebel Energia S.A.	291,071	0.1
689,100		YTL Corp. Bhd	286,014	0.1
171,295		YTL Power International	59,910	0.0
			15,560,567	2.9

	Total Common Stock (Cost $555,232,336)		508,098,776	94.9

PREFERRED STOCK: 3.3%
		Consumer Discretionary: 0.2%
2,960		Hyundai Motor Co.	243,887	0.0
5,341		Hyundai Motor Co.- Series 2	448,582	0.1
100,160		Lojas Americanas SA	500,441	0.1
			1,192,910	0.2

		Consumer Staples: 0.1%
1,321		Amorepacific Corp.	285,194	0.1

		Energy: 0.5%
227		AK Transneft OAO	592,077	0.1
548,500	@	Petroleo Brasileiro SA	1,601,635	0.3
935,723		Surgutneftegas	561,918	0.1
			2,755,630	0.5

		Financials: 1.5%
364,188		Banco Bradesco SA	2,853,598	0.5
12,172		Grupo de Inversiones Suramericana SA	156,605	0.0
397,973		Itau Unibanco Holding S.A.	3,748,922	0.7
554,869		Investimentos Itau SA	1,295,495	0.3
			8,054,620	1.5

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Information Technology: 0.5%
2,559	Samsung Electronics Co., Ltd. - Pref	2,639,832	0.5

	Materials: 0.3%
118,000	Gerdau SA	216,362	0.0
1,104	LG Chem Ltd.	184,286	0.1
254,400	Vale SA	1,027,167	0.2
		1,427,815	0.3

	Telecommunication Services: 0.1%
57,000	Telefonica Brasil SA	777,555	0.1

	Utilities: 0.1%
86,659	Cia Energetica de Minas Gerais	195,046	0.1
16,900	Cia Energetica de Sao Paulo	62,080	0.0
		257,126	0.1

	Total Preferred Stock (Cost $24,682,161)	17,390,682	3.3

RIGHTS: 0.0%
	Telecommunication Services: 0.0%
3,852	@ Empresa Nacional de Telecomunicaciones SA	3,724	0.0

	Total Rights (Cost $–)	3,724	0.0

WARRANTS: 0.0%
	Energy: 0.0%
64,200	@ Banpu PCL	16,808	0.0

	Total Warrants (Cost $–)	16,808	0.0

	Total Long-Term Investments (Cost $579,914,497)	525,509,990	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc: 1.3%
1,612,571	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,612,590, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $1,644,842, due 01/01/30-06/20/46)	1,612,571	0.3
1,612,571	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,612,592, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,644,822, due 07/15/16-09/20/65)	1,612,571	0.3
1,612,571	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,612,593, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,644,822, due 07/07/16-02/01/49)	1,612,571	0.3
339,413	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $339,417, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $346,201, due 01/01/19-07/01/46)	339,413	0.1
1,612,571	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,612,590, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,644,822, due 12/01/16-02/20/66)	1,612,571	0.3
		6,789,697	1.3

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,635,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $4,635,000)	4,635,000	0.8

	Total Short-Term Investments (Cost $11,424,697)	11,424,697	2.1

	Total Investments in Securities (Cost $591,339,194)	$536,934,687	100.3
	Liabilities in Excess of Other Assets	(1,438,116)	(0.3)
	Net Assets	$535,496,571	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $609,071,399.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$42,677,848
Gross Unrealized Depreciation	(114,814,560)

Net Unrealized Depreciation	$(72,136,712)

See Accompanying Notes to Financial Statements

15

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 9.7%
127,140		Barratt Developments PLC	690,886	0.2
16,417		Berkeley Group Holdings PLC	554,367	0.2
133,883		Sky PLC	1,521,380	0.5
56,565		Burberry Group PLC	879,897	0.3
23,299		Carnival PLC	1,033,544	0.3
210,367		Compass Group PLC	4,002,335	1.3
127,027		Dixons Carphone PLC	545,212	0.2
218,798		GKN PLC	791,058	0.3
82,856	@	Informa PLC	807,961	0.3
25,152		InterContinental Hotels Group PLC	927,617	0.3
477,977		ITV PLC	1,146,039	0.4
291,219		Kingfisher PLC	1,250,817	0.4
206,984		Marks & Spencer Group PLC	886,419	0.3
90,603	#	Merlin Entertainments PLC	533,562	0.2
18,468		Next PLC	1,220,295	0.4
10,460	@	Paddy Power Betfair PLC	1,100,640	0.4
104,903		Pearson PLC	1,364,598	0.5
39,052		Persimmon PLC	757,288	0.3
139,972		Relx PLC	2,577,517	0.9
416,834		Taylor Wimpey PLC	739,503	0.2
60,171		TUI AG	684,866	0.2
23,297		Whitbread PLC	1,090,055	0.4
165,471		WPP PLC	3,448,666	1.2
			28,554,522	9.7

		Consumer Staples: 20.1%
44,493		Associated British Foods PLC	1,621,260	0.6
237,992		British American Tobacco PLC	15,428,871	5.2
24,938		Coca-Cola HBC AG	504,610	0.2
321,583		Diageo PLC	8,983,679	3.0
123,007		Imperial Brands PLC	6,671,044	2.3
180,309	L	J Sainsbury PLC	561,700	0.2
80,281		Reckitt Benckiser Group PLC	8,049,949	2.7
122,066		SABMiller PLC	7,118,818	2.4
1,037,122	@	Tesco PLC	2,435,793	0.8
154,037		Unilever PLC	7,380,744	2.5
276,343		WM Morrison Supermarkets PLC	693,736	0.2
			59,450,204	20.1

		Energy: 14.2%
2,360,090		BP PLC	13,814,898	4.7
537,477		Royal Dutch Shell PLC - Class A	14,761,969	5.0
478,214		Royal Dutch Shell PLC - Class B	13,212,442	4.5
			41,789,309	14.2

		Financials: 17.8%
123,031		3i Group PLC	902,695	0.3
25,561		Admiral Group PLC	695,009	0.2
516,516		Aviva PLC	2,722,719	0.9
2,138,198		Barclays PLC	3,976,826	1.3
130,774		British Land Co. PLC	1,061,798	0.4
119,689		Capital Shopping Centres Group PLC	465,328	0.2
175,557		Direct Line Insurance Group PLC	811,631	0.3
100,134		Hammerson PLC	721,227	0.2
27,858		Hargreaves Lansdown PLC	464,702	0.2
2,529,609		HSBC Holdings PLC	15,672,406	5.3
100,443		Land Securities Group PLC	1,397,720	0.5
758,125		Legal & General Group PLC	1,940,884	0.7
8,172,167		Lloyds Banking Group Plc	5,919,052	2.0
39,839		London Stock Exchange Group PLC	1,353,675	0.5
623,985		Old Mutual PLC	1,685,683	0.6
18,664		Provident Financial PLC	575,486	0.2
325,792		Prudential PLC	5,528,362	1.9
418,228	@	Royal Bank of Scotland Group PLC	947,774	0.3
129,670		RSA Insurance Group PLC	869,101	0.3
14,429		Schroders PLC	455,968	0.1
66,173		St. James's Place PLC	697,849	0.2
342,708		Standard Chartered PLC	2,600,130	0.9
249,731		Standard Life PLC	985,283	0.3
			52,451,308	17.8

		Health Care: 11.2%
49,889		Al Noor Hospitals Group Plc	730,371	0.2
161,123		AstraZeneca PLC	9,632,548	3.3
620,734		GlaxoSmithKline PLC	13,330,335	4.5
17,728		Hikma Pharmaceuticals PLC	583,804	0.2
112,071		Shire PLC	6,926,304	2.3
114,484		Smith & Nephew PLC	1,944,082	0.7
			33,147,444	11.2

		Industrials: 6.3%
64,264		Ashtead Group PLC	917,947	0.3
64,120		Babcock International Group	775,229	0.3
403,827		BAE Systems PLC	2,827,030	0.9
42,391		Bunzl PLC	1,304,316	0.4
84,508		Capita Group PLC	1,088,935	0.4
11,264		DCC PLC	991,233	0.3
31,720		easyJet PLC	460,945	0.1
122,544		Experian PLC	2,324,925	0.8
220,956		International Consolidated Airlines Group SA	1,095,879	0.4
20,524		Intertek Group PLC	956,286	0.3
211,273		Rolls-Royce Holdings PLC	2,016,604	0.7
16,483,857	@	Rolls-Royce Holdings PLC - C shares	21,944	0.0
116,187		Royal Mail PLC	780,611	0.3
50,055		Smiths Group PLC	773,514	0.3
31,903		Travis Perkins PLC	629,448	0.2

See Accompanying Notes to Financial Statements

16

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
32,203		Wolseley PLC	1,667,597	0.6
			18,632,443	6.3

		Information Technology: 1.5%
180,214		ARM Holdings PLC	2,737,415	0.9
137,512		Sage Group PLC	1,188,599	0.4
168,535	#,@	Worldpay Group PLC	613,420	0.2
			4,539,434	1.5

		Materials: 7.0%
166,834		Anglo American PLC	1,635,355	0.6
45,314	L	Antofagasta PLC	283,350	0.1
269,664		BHP Billiton PLC	3,413,138	1.2
105,892		CRH PLC - London	3,105,152	1.0
21,640		Fresnillo PLC	476,548	0.2
1,488,684		Glencore PLC	3,068,373	1.0
24,710		Johnson Matthey PLC	926,808	0.3
46,889		Mondi PLC	877,883	0.3
11,854		Randgold Resources Ltd.	1,330,233	0.4
86,926		Rexam PLC	752,185	0.3
154,384		Rio Tinto PLC	4,796,201	1.6
			20,665,226	7.0

		Telecommunication Services: 5.5%
1,068,415		BT Group PLC	5,872,678	2.0
3,391,922		Vodafone Group PLC	10,341,544	3.5
			16,214,222	5.5

		Utilities: 4.8%
692,719		Centrica PLC	2,094,788	0.7
481,603		National Grid PLC	7,082,165	2.4
128,466		SSE PLC	2,673,796	0.9
30,031		Severn Trent PLC	979,893	0.4
87,050		United Utilities Group PLC	1,206,548	0.4
			14,037,190	4.8

	Total Common Stock (Cost $293,885,274)		289,481,302	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
735,165	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $735,174, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $749,868, due 03/15/18-09/09/49)
	(Cost $735,165)	735,165	0.2

	Total Short-Term Investments (Cost $735,165)	735,165	0.2

	Total Investments in Securities (Cost $294,620,439)	$290,216,467	98.3
	Assets in Excess of Other Liabilities	4,891,454	1.7
	Net Assets	$295,107,921	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $300,689,096.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$44,713,127
Gross Unrealized Depreciation	(55,185,756)

Net Unrealized Depreciation	$(10,472,629)

See Accompanying Notes to Financial Statements

17

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Consumer Discretionary: 11.4%
20,820		Accor S.A.	797,746	0.1
20,527		Adidas AG	2,946,648	0.2
19,911		Aisin Seiki Co., Ltd.	811,041	0.1
39,972	@,L	Altice NV - A	596,842	0.1
10,208	@	Altice NV - B	153,796	0.0
48,024		Aristocrat Leisure Ltd.	499,597	0.0
18,849		Asics Corp.	318,452	0.0
1,448		Axel Springer AG	76,026	0.0
95,669		Barratt Developments PLC	519,870	0.0
35,359		Bayerische Motoren Werke AG	2,573,266	0.2
7,037		Benesse Holdings, Inc.	165,199	0.0
12,066		Berkeley Group Holdings PLC	407,443	0.0
69,443		Bridgestone Corp.	2,231,686	0.2
109,693		Sky PLC	1,246,497	0.1
48,418		Burberry Group PLC	753,166	0.1
21,011		Carnival PLC	932,048	0.1
22,087	L	Casio Computer Co., Ltd.	318,058	0.0
5,706		Christian Dior S.A.	914,058	0.1
55,232		Cie Financiere Richemont SA	3,232,989	0.3
19,809		Cie Generale des Etablissements Michelin	1,866,820	0.2
176,405		Compass Group PLC	3,356,191	0.3
11,819		Continental AG	2,236,480	0.2
43,281		Crown Ltd.	411,667	0.0
16,911		Daihatsu Motor Co., Ltd.	220,283	0.0
103,209		Daimler AG	6,175,882	0.5
51,867		Denso Corp.	1,824,958	0.2
23,903		Dentsu, Inc.	1,120,473	0.1
108,001		Dixons Carphone PLC	463,550	0.0
5,554		Domino's Pizza Enterprises Ltd.	285,795	0.0
13,642		Don Quijote Holdings Co. Ltd.	506,974	0.0
4,580	@	Dufry Group	547,782	0.1
26,083		Electrolux AB	711,149	0.1
18,209		Eutelsat Communications	343,698	0.0
5,642		Fast Retailing Co., Ltd.	1,514,767	0.1
11,694		Ferrari NV	480,068	0.0
95,303		Fiat Chrysler Automobiles NV	586,636	0.1
6,299	L	Flight Centre Travel Group Ltd.	149,857	0.0
62,635		Fuji Heavy Industries Ltd.	2,152,977	0.2
251,159		Galaxy Entertainment Group Ltd.	751,473	0.1
732,812		Genting International PLC	397,519	0.0
181,387		GKN PLC	655,800	0.1
15,100		Hakuhodo DY Holdings, Inc.	180,986	0.0
101,404		Hennes & Mauritz AB	2,983,389	0.2
2,799		Hermes International	1,043,411	0.1
169,642		Honda Motor Co., Ltd.	4,255,514	0.3
7,275		Hugo Boss AG	413,601	0.0
47,890		Husqvarna AB - B Shares	356,612	0.0
16,491		Iida Group Holdings Co. Ltd.	337,720	0.0
116,897		Industria de Diseno Textil SA	3,927,050	0.3
22,173		InterContinental Hotels Group PLC	817,750	0.1
40,766		Isetan Mitsukoshi Holdings Ltd.	362,850	0.0
65,668		Isuzu Motors Ltd.	808,832	0.1
398,301		ITV PLC	955,001	0.1
29,152		J Front Retailing Co., Ltd.	302,258	0.0
12,070		Jardine Cycle & Carriage Ltd.	330,186	0.0
7,986		JC Decaux SA	269,264	0.0
246,635		Kingfisher PLC	1,059,324	0.1
11,500		Koito Manufacturing Co., Ltd.	529,511	0.0
13,879		Lagardere SCA	301,898	0.0
668,194		Li & Fung Ltd.	324,004	0.0
17,868		Luxottica Group S.p.A.	870,848	0.1
29,683		LVMH Moet Hennessy Louis Vuitton SE	4,474,279	0.4
170,039		Marks & Spencer Group PLC	728,200	0.1
25,919		Marui Group Co., Ltd.	348,919	0.0
57,666		Mazda Motor Corp.	763,111	0.1
16,831	L	Melco Crown Entertainment Ltd. ADR	211,734	0.0
46,504	#	Merlin Entertainments PLC	273,863	0.0
106,068		MGM China Holdings Ltd.	138,494	0.0
73,415		Mitsubishi Motors Corp.	338,908	0.0
20,693		Namco Bandai Holdings, Inc.	534,014	0.0
15,151		Next PLC	1,001,121	0.1
20,985		NGK Spark Plug Co., Ltd.	316,764	0.0
38,569		Nikon Corp.	522,217	0.0
262,792		Nissan Motor Co., Ltd.	2,345,240	0.2
8,406		Nitori Co., Ltd.	1,019,514	0.1
7,600		NOK Corp.	129,243	0.0
12,178		Nokian Renkaat OYJ	436,485	0.0
11,300		Numericable-SFR	282,386	0.0
21,880		Oriental Land Co., Ltd.	1,416,717	0.1
8,378		Paddy Power Betfair PLC	880,501	0.1
232,831		Panasonic Corp.	2,003,171	0.2
12,186		Pandora A/S	1,659,726	0.1
85,518		Pearson PLC	1,112,434	0.1
33,952		Persimmon PLC	658,390	0.1
47,690	@	Peugeot S.A.	571,619	0.1
7,864		Kering	1,265,968	0.1
23,337		ProSiebenSat.1 Media SE	1,020,813	0.1
19,951		Publicis Groupe	1,334,776	0.1
92,970		Rakuten, Inc.	1,009,035	0.1
5,999		REA Group Ltd.	269,222	0.0
107,318		Relx NV	1,856,678	0.2
120,662		Relx PLC	2,221,933	0.2
20,337		Renault S.A.	1,535,400	0.1
4,266		Rinnai Corp.	376,957	0.0
3,829		RTL Group SA	314,759	0.0
2,200		Ryohin Keikaku Co., Ltd.	536,135	0.0

See Accompanying Notes to Financial Statements

18

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
252,402		Sands China Ltd.	854,107	0.1
5,288		Sankyo Co., Ltd.	198,263	0.0
10,747		Schaeffler AG	141,952	0.0
7,332		Schibsted ASA - Class A	219,783	0.0
7,840		Schibsted ASA - Class B	224,303	0.0
20,410		Sega Sammy Holdings, Inc.	219,818	0.0
47,519		Sekisui Chemical Co., Ltd.	585,472	0.1
65,585		Sekisui House Ltd.	1,148,530	0.1
169		SES S.A. - France	3,618	0.0
35,495		SES S.A. - Luxembourg	759,864	0.1
127,385		Shangri-La Asia Ltd.	127,895	0.0
2,661		Shimamura Co., Ltd.	395,921	0.0
8,055		Shimano, Inc.	1,231,590	0.1
202,327		Singapore Press Holdings Ltd.	596,214	0.1
208,365		SJM Holdings Ltd.	127,581	0.0
10,189		Sodexo SA	1,091,546	0.1
134,270		Sony Corp.	3,955,860	0.3
17,088		Stanley Electric Co., Ltd.	364,936	0.0
5,500		Start Today Co. Ltd.	290,723	0.0
19,059		Sumitomo Rubber Industries, Inc.	255,160	0.0
38,944		Suzuki Motor Corp.	1,054,523	0.1
3,129	L	Swatch Group AG - BR	910,545	0.1
5,458		Swatch Group AG - Reg	312,567	0.0
88,886		Tabcorp Holdings Ltd.	306,192	0.0
33,689		Takashimaya Co., Ltd.	241,299	0.0
179,369		Tattersall's Ltd.	516,177	0.0
311,722		Taylor Wimpey PLC	553,024	0.1
155,000		Techtronic Industries Co., Ltd.	647,280	0.1
6,287	@	Telenet Group Holding NV	287,483	0.0
14,800		Toho Co., Ltd.	409,832	0.0
17,205		Toyota Industries Corp.	684,069	0.1
282,762		Toyota Motor Corp.	13,939,753	1.1
53,458		TUI AG	608,458	0.1
25,026		USS Co., Ltd.	413,594	0.0
25,071		Valeo SA	1,113,009	0.1
123,461		Vivendi SA	2,309,807	0.2
3,398		Volkswagen AG	450,450	0.0
19,370		Whitbread PLC	906,313	0.1
101,853		William Hill PLC	350,839	0.0
34,060		Wolters Kluwer NV	1,379,137	0.1
138,496		WPP PLC	2,886,466	0.2
177,679		Wynn Macau Ltd.	257,472	0.0
78,637		Yamada Denki Co., Ltd.	415,111	0.0
19,807		Yamaha Corp.	533,866	0.0
29,204	L	Yamaha Motor Co., Ltd.	445,499	0.0
12,769	L	Yokohama Rubber Co., Ltd.	160,149	0.0
88,949		Yue Yuen Industrial Holdings	352,533	0.0
7,898	@,L	Zalando SE	209,033	0.0
			146,041,578	11.4

		Consumer Staples: 12.7%
68,180		Aeon Co., Ltd.	1,058,601	0.1
58,428		Ajinomoto Co., Inc.	1,376,620	0.1
85,207		Anheuser-Busch InBev Worldwide, Inc.	11,267,518	0.9
9,277		Aryzta AG	342,840	0.0
41,058		Asahi Group Holdings, Ltd.	1,327,602	0.1
37,210		Associated British Foods PLC	1,355,878	0.1
211		Barry Callebaut AG	259,794	0.0
10,253		Beiersdorf AG	970,702	0.1
197,657		British American Tobacco PLC	12,813,978	1.0
8,501		Calbee, Inc.	355,647	0.0
11,404		Carlsberg A/S	1,088,033	0.1
57,397		Carrefour S.A.	1,411,722	0.1
5,544		Casino Guichard Perrachon S.A.	307,741	0.0
59,336		Coca-Cola Amatil Ltd.	366,282	0.0
19,634		Coca-Cola HBC AG	397,286	0.0
22,326	@	Coca-Cola European Partners PLC	800,029	0.1
7,615		Colruyt S.A.	421,400	0.0
10,679		Delhaize Group	1,128,074	0.1
266,585		Diageo PLC	7,447,266	0.6
63,988	@	Distribuidora Internacional de Alimentacion SA	373,493	0.0
6,838		FamilyMart Co., Ltd.	416,717	0.0
761,469		Golden Agri-Resources Ltd.	199,239	0.0
62,558		Danone	4,377,993	0.3
7,195	L	ICA Gruppen AB	241,142	0.0
10,491		Heineken Holding NV	850,002	0.1
24,269		Heineken NV	2,226,007	0.2
11,237		Henkel AG & Co. KGaA	1,215,488	0.1
102,503		Imperial Brands PLC	5,559,050	0.4
140,792		J Sainsbury PLC	438,596	0.0
115,202		Japan Tobacco, Inc.	4,642,894	0.4
27,926		Jeronimo Martins SGPS SA	440,444	0.0
53,575		Kao Corp.	3,120,324	0.2
7,297		Kerry Group PLC - KYG	647,165	0.1
10,093		Kerry Group PLC - KYGA	902,963	0.1
16,834		Kikkoman Corp.	621,174	0.1
87,056		Kirin Brewery Co., Ltd.	1,468,301	0.1
88,038		Koninklijke Ahold NV	1,944,114	0.2
2,500		Kose Corp.	211,849	0.0
7,664		Lawson, Inc.	611,854	0.1
97		Lindt & Spruengli AG - PC	578,520	0.1
11		Lindt & Spruengli AG - Reg	786,097	0.1
26,918		L'Oreal S.A.	5,153,565	0.4
33,646		Marine Harvest	567,516	0.1
12,488		MEIJI Holdings Co., Ltd.	1,283,209	0.1
18,500		Metro AG	568,991	0.1
335,605		Nestle S.A.	26,002,116	2.0
20,419		NH Foods Ltd.	500,143	0.0
24,867		Nisshin Seifun Group, Inc.	399,734	0.0
6,917		Nissin Food Products Co., Ltd.	377,744	0.0
22,579		Pernod Ricard SA	2,499,876	0.2
1,300		Pola Orbis Holdings, Inc.	122,343	0.0
68,045		Reckitt Benckiser Group PLC	6,823,019	0.5
2,550		Remy Cointreau SA	219,508	0.0
102,712		SABMiller PLC	5,990,104	0.5
80,471		Seven & I Holdings Co., Ltd.	3,373,997	0.3
37,362		Shiseido Co., Ltd.	973,570	0.1
2,800		Sundrug Co., Ltd.	262,906	0.0

See Accompanying Notes to Financial Statements

19

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
15,334		Suntory Beverage & Food Ltd.	693,881	0.1
61,612		Svenska Cellulosa AB SCA	1,979,635	0.2
20,606		Swedish Match AB	719,110	0.1
44,600		Tate & Lyle PLC	398,769	0.0
860,019	@	Tesco PLC	2,019,848	0.2
10,488		Toyo Suisan Kaisha Ltd.	425,425	0.0
79,631		Treasury Wine Estates Ltd.	553,347	0.0
2,700		Tsuruha Holdings, Inc.	326,939	0.0
39,578		Uni-Charm Corp.	889,222	0.1
174,436		Unilever NV	8,112,987	0.6
137,291		Unilever PLC	6,578,352	0.5
118,040		Wesfarmers Ltd.	3,559,724	0.3
570,500	#	WH Group Ltd.	451,833	0.0
203,576		Wilmar International Ltd.	495,566	0.0
223,897		WM Morrison Supermarkets PLC	562,075	0.1
133,452		Woolworths Ltd.	2,099,011	0.2
9,785	L	Yakult Honsha Co., Ltd.	508,557	0.0
11,000		Yamazaki Baking Co., Ltd.	307,094	0.0
			162,170,155	12.7

		Energy: 5.0%
1,957,621		BP PLC	11,459,027	0.9
27,507		Caltex Australia Ltd.	663,194	0.1
267,724		ENI S.p.A.	4,312,295	0.3
45,304		Galp Energia SGPS SA	630,106	0.1
5,644	L	Idemitsu Kosan Co., Ltd.	122,532	0.0
100,616		Inpex Corp.	786,878	0.1
233,866		JX Holdings, Inc.	912,854	0.1
20,882	@	Lundin Petroleum AB	380,535	0.0
14,296		Neste Oyj	512,641	0.0
143,018		Oil Search Ltd.	722,180	0.1
15,933		OMV AG	447,890	0.0
188,231		Origin Energy Ltd.	822,406	0.1
30,009		Petrofac Ltd.	311,933	0.0
115,525		Repsol SA	1,480,907	0.1
433,655		Royal Dutch Shell PLC - Class A	11,910,466	0.9
405,168		Royal Dutch Shell PLC - Class B	11,194,274	0.9
636,206	@	Saipem S.p.A.	254,375	0.0
171,153		Santos Ltd.	605,846	0.0
22,519	L	Showa Shell Sekiyu KK	210,185	0.0
119,431		Statoil ASA	2,063,584	0.2
11,122		Technip S.A.	601,981	0.0
51,001		Tenaris S.A.	737,127	0.1
30,470		TonenGeneral Sekiyu KK	277,567	0.0
234,168		Total S.A.	11,229,815	0.9
77,731		Woodside Petroleum Ltd.	1,576,173	0.1
			64,226,771	5.0

		Financials: 21.7%
102,599		3i Group PLC	752,783	0.1
94,361		Aberdeen Asset Management PLC	354,034	0.0
19,436	#,@	ABN AMRO Group NV	319,542	0.0
45,443	@,L	Acom Co., Ltd.	220,151	0.0
22,488		Admiral Group PLC	611,453	0.1
189,059		Aegon NV	749,117	0.1
12,098		AEON Financial Service Co., Ltd.	261,957	0.0
12,042		Aeon Mall Co., Ltd.	157,558	0.0
21,682		Ageas	753,654	0.1
1,280,899		AIA Group Ltd.	7,702,974	0.6
48,906		Allianz SE	6,976,836	0.6
328,510		AMP Ltd.	1,280,274	0.1
128,682		Aozora Bank Ltd.	446,396	0.0
258,645		Ascendas Real Estate Investment Trust	478,680	0.0
123,007		Assicurazioni Generali S.p.A.	1,450,552	0.1
21,977		ASX Ltd.	756,682	0.1
308,662		Australia & New Zealand Banking Group Ltd.	5,623,845	0.4
429,929		Aviva PLC	2,266,291	0.2
209,557		AXA S.A.	4,143,508	0.3
5,293		Baloise Holding AG	589,536	0.1
582,017		Banco de Sabadell SA	770,743	0.1
340,295		Banco Popular Espanol SA - Interim	442,235	0.0
–		Banco Popular Espanol S.A.	–	–
1,538,252		Banco Santander SA	5,969,486	0.5
139,262		Bank Hapoalim BM	701,586	0.1
173,356	@	Bank Leumi Le-Israel BM	608,681	0.1
136,152	L	Bank of East Asia Ltd.	526,527	0.0
43,557		Bank of Kyoto Ltd.	267,166	0.0
42,609		Bank of Queensland Ltd.	339,946	0.0
503,462		Bankia SA	366,507	0.0
75,624		Bankinter S.A.	488,165	0.0
1,794,437		Barclays PLC	3,337,466	0.3
694,848		Banco Bilbao Vizcaya Argentaria S.A.	3,981,117	0.3
46,834		Bendigo Bank Ltd.	339,101	0.0
874,585	@	BGP Holdings PLC	–	–
113,367		BNP Paribas	4,971,791	0.4
391,917		BOC Hong Kong Holdings Ltd.	1,180,985	0.1
104,452		British Land Co. PLC	848,080	0.1
160,000		CapitaLand Commercial Trust	175,981	0.0
101,444		Capital Shopping Centres Group PLC	394,395	0.0
297,996		CapitaLand Ltd.	684,192	0.1
296,801		CapitaLand Mall Trust	471,920	0.0
42,343		Challenger Ltd.	276,637	0.0
288,199		Cheung Kong Property Holdings Ltd.	1,815,842	0.1
71,266		Chiba Bank Ltd.	336,786	0.0
22,006		Chugoku Bank Ltd.	224,534	0.0
50,681		City Developments Ltd.	307,981	0.0
10,113		CNP Assurances	149,205	0.0
112,565		Commerzbank AG	733,066	0.1
180,716		Commonwealth Bank of Australia	10,143,637	0.8
120,809	@	Concordia Financial Group Ltd.	466,553	0.0
110,329		Credit Agricole SA	927,533	0.1
17,524		Credit Saison Co., Ltd.	294,377	0.0
186,105		Credit Suisse Group AG	1,982,469	0.2
272,771		CaixaBank SA	601,182	0.1
113,383		Dai-ichi Life Insurance Co., Ltd.	1,269,254	0.1
7,881		Daito Trust Construction Co., Ltd.	1,279,578	0.1
60,654		Daiwa House Industry Co., Ltd.	1,781,226	0.1

See Accompanying Notes to Financial Statements

20

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
175,121		Daiwa Securities Group, Inc.	922,602	0.1
76,897		Danske Bank A/S	2,023,958	0.2
181,620		DBS Group Holdings Ltd.	2,141,467	0.2
146,492	@	Deutsche Bank AG	2,024,985	0.2
20,304		Deutsche Boerse AG	1,668,077	0.1
37,557		Deutsche Wohnen AG	1,278,749	0.1
110,927		Dexus Property Group	752,714	0.1
143,191		Direct Line Insurance Group PLC	661,997	0.1
102,225		DNB ASA	1,223,612	0.1
29,702		Erste Bank der Oesterreichischen Sparkassen AG	676,258	0.1
4,753		Eurazeo SA	281,977	0.0
11,951		Exor S.p.A.	441,179	0.0
251,541		First Pacific Co.	182,617	0.0
3,247		Fonciere Des Regions	286,991	0.0
79,719		Fukuoka Financial Group, Inc.	262,853	0.0
3,130		Gecina S.A.	423,955	0.0
22,766		Gjensidige Forsikring ASA	379,302	0.0
306,397		Global Logistic Properties Ltd.	413,651	0.0
200,981		Goodman Group	1,077,965	0.1
2,871,931	@	Governor & Co. of the Bank of Ireland	592,053	0.1
206,363		GPT Group	839,207	0.1
8,170		Groupe Bruxelles Lambert S.A.	669,990	0.1
49,047		Hachijuni Bank Ltd.	213,613	0.0
87,058		Hammerson PLC	627,045	0.1
253,823		Hang Lung Properties Ltd.	512,799	0.0
81,536		Hang Seng Bank Ltd.	1,398,572	0.1
6,427		Hannover Rueck SE	673,408	0.1
26,655		Hargreaves Lansdown PLC	444,635	0.0
123,231		Henderson Land Development Co., Ltd.	696,103	0.1
37,000		Hiroshima Bank Ltd.	123,631	0.0
121,788		Hong Kong Exchanges and Clearing Ltd.	2,967,434	0.2
83,333		Hongkong Land Holdings Ltd. - HKHGF	507,081	0.0
2,083,657		HSBC Holdings PLC	12,909,472	1.0
77,644		Hysan Development Co., Ltd.	346,255	0.0
3,958		Icade	278,131	0.0
64,008		ICAP PLC	360,156	0.0
8,717		Industrivarden AB	141,821	0.0
413,900		ING Groep NV	4,282,192	0.3
256,271		Insurance Australia Group Ltd.	1,055,651	0.1
1,385,380		Intesa Sanpaolo SpA - ISP	2,638,761	0.2
40,852		Intesa Sanpaolo SpA - ISPR	73,133	0.0
58,843		Investec PLC - INVP - GBP	365,756	0.0
48,312		Investor AB	1,623,080	0.1
26,756		Iyo Bank Ltd.	163,871	0.0
32,400		Japan Post Bank Co. Ltd.	380,980	0.0
38,900		Japan Post Holdings Co. Ltd.	473,233	0.0
98		Japan Prime Realty Investment Corp.	420,534	0.0
144		Japan Real Estate Investment Corp.	889,427	0.1
276		Japan Retail Fund Investment Corp.	704,757	0.1
68,344		Joyo Bank Ltd.	255,499	0.0
23,973		Julius Baer Group Ltd.	964,873	0.1
26,407	@	KBC Group NV	1,298,726	0.1
72,560		Kerry Properties Ltd.	179,645	0.0
25,975		Kinnevik AB	620,923	0.1
20,009		Klepierre	882,906	0.1
18,400		Kyushu Financial Group, Inc.	91,202	0.0
84,305		Land Securities Group PLC	1,173,151	0.1
625,971		Legal & General Group PLC	1,602,555	0.1
60,180		Lend Lease Corp., Ltd.	571,661	0.1
240,532		Link REIT	1,644,808	0.1
6,555,896		Lloyds Banking Group Plc	4,748,397	0.4
34,274		London Stock Exchange Group PLC	1,164,584	0.1
32,203		Macquarie Group Ltd.	1,676,313	0.1
107,391		Corp. Mapfre S.A.	235,849	0.0
263,348		Medibank Pvt Ltd.	583,991	0.1
60,627		Mediobanca S.p.A.	349,322	0.0
424,599		Mirvac Group	645,751	0.1
132,327		Mitsubishi Estate Co., Ltd.	2,427,247	0.2
1,351,306		Mitsubishi UFJ Financial Group, Inc.	6,057,707	0.5
59,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	230,462	0.0
95,619		Mitsui Fudosan Co., Ltd.	2,194,531	0.2
53,354		MS&AD Insurance Group Holdings, Inc.	1,382,409	0.1
2,509,861		Mizuho Financial Group, Inc.	3,611,838	0.3
17,794		Muenchener Rueckversicherungs-Gesellschaft AG	2,983,978	0.2
279,777		National Australia Bank Ltd.	5,371,565	0.4
100,290		Natixis SA	377,380	0.0
579,094		New World Development Ltd.	589,729	0.1
162		Nippon Prologis REIT, Inc.	395,762	0.0
157		Nippon Building Fund, Inc.	967,126	0.1
35,813		NKSJ Holdings, Inc.	953,063	0.1
34,201		NN Group NV	941,504	0.1
386,226		Nomura Holdings, Inc.	1,373,636	0.1
13,745		Nomura Real Estate Holdings, Inc.	240,182	0.0
345		Nomura Real Estate Master Fund, Inc.	545,382	0.0
321,917		Nordea Bank AB	2,731,030	0.2
525,926		Old Mutual PLC	1,420,779	0.1
132,163		ORIX Corp.	1,710,251	0.1
61,814		Osaka Securities Exchange Co. Ltd.	711,694	0.1
330,922		Oversea-Chinese Banking Corp.	2,151,667	0.2

See Accompanying Notes to Financial Statements

21

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
2,448		Pargesa Holding SA	161,860	0.0
1,851		Partners Group	793,275	0.1
45,276	#,L	Poste Italiane SpA	300,631	0.0
12,725		Provident Financial PLC	392,363	0.0
276,191		Prudential PLC	4,686,683	0.4
144,607		QBE Insurance Group Ltd.	1,142,340	0.1
12,113	@,L	Raiffeisen International Bank Holding AG	153,018	0.0
238,313		Resona Holdings, Inc.	871,013	0.1
354,836	@	Royal Bank of Scotland Group PLC	804,117	0.1
112,741		RSA Insurance Group PLC	755,636	0.1
46,740		Sampo OYJ	1,911,502	0.2
23,870		SBI Holdings, Inc.	237,700	0.0
558,925		Scentre Group	2,070,238	0.2
13,306		Schroders PLC	420,481	0.0
17,058		Scor S.A.	504,323	0.0
88,090		Segro PLC	488,272	0.0
67,407		Seven Bank Ltd.	209,225	0.0
188,940		Shinsei Bank Ltd.	275,282	0.0
57,181		Shizuoka Bank Ltd.	402,704	0.0
26,664		Hulic Co. Ltd.	280,974	0.0
99,551		Singapore Exchange Ltd.	567,073	0.0
344,626		Sino Land Co.	567,422	0.0
160,450		Skandinaviska Enskilda Banken AB	1,401,640	0.1
76,920		Societe Generale	2,406,523	0.2
15,098		Sony Financial Holdings, Inc.	170,711	0.0
42,033		St. James's Place PLC	443,273	0.0
350,903		Standard Chartered PLC	2,662,306	0.2
206,808		Standard Life PLC	815,936	0.1
263,493		Stockland	934,216	0.1
135,851		Sumitomo Mitsui Financial Group, Inc.	3,922,706	0.3
344,859		Sumitomo Mitsui Trust Holdings, Inc.	1,122,107	0.1
39,496		Sumitomo Realty & Development Co., Ltd.	1,071,027	0.1
154,471		Sun Hung Kai Properties Ltd.	1,864,294	0.2
138,893		Suncorp Group Ltd.	1,273,640	0.1
109,000		Suntec Real Estate Investment Trust	144,030	0.0
21,761		Suruga Bank Ltd.	491,780	0.0
158,282		Svenska Handelsbanken AB	1,921,625	0.2
95,163		Swedbank AB	1,998,717	0.2
61,120		Swire Pacific Ltd.	690,731	0.1
135,825		Swire Properties Ltd.	361,892	0.0
3,339		Swiss Life Holding AG	771,636	0.1
6,697		Swiss Prime Site AG	606,271	0.1
36,122		Swiss Re Ltd.	3,154,911	0.3
62,711		T&D Holdings, Inc.	532,544	0.0
72,388		Tokio Marine Holdings, Inc.	2,409,875	0.2
23,411		Tokyo Tatemono Co., Ltd.	280,751	0.0
54,335		Tokyu Fudosan Holdings Corp.	338,972	0.0
6,685		Tryg A/S	119,692	0.0
392,331		UBS Group AG	5,090,728	0.4
10,474		Unibail-Rodamco SE	2,709,573	0.2
531,755		UniCredit SpA	1,169,469	0.1
101,428		Unione di Banche Italiane SCPA	280,100	0.0
100,871		UnipolSai SpA	152,227	0.0
132,756		United Overseas Bank Ltd.	1,829,106	0.1
302		United Urban Investment Corp.	544,011	0.0
372,247		Vicinity Centres	928,702	0.1
50,531		Vonovia SE	1,845,095	0.1
3,215		Wendel	332,380	0.0
205,209		Westfield Corp.	1,648,381	0.1
353,494		Westpac Banking Corp.	7,838,935	0.6
152,857		Wharf Holdings Ltd.	932,814	0.1
99,504		Wheelock & Co., Ltd.	467,434	0.0
23,000		Yamaguchi Financial Group, Inc.	217,495	0.0
15,930		Zurich Insurance Group AG	3,940,807	0.3
			277,743,716	21.7

		Health Care: 11.9%
10,848		Actelion Ltd. - Reg	1,826,777	0.1
40,667		Al Noor Hospitals Group Plc	595,362	0.1
21,568		Alfresa Holdings Corp.	450,601	0.0
224,120		Astellas Pharma, Inc.	3,514,727	0.3
133,917		AstraZeneca PLC	8,006,069	0.6
87,685		Bayer AG	8,806,672	0.7
23,406		Chugai Pharmaceutical Co., Ltd.	834,148	0.1
7,040		Cochlear Ltd.	642,326	0.1
12,805		Coloplast A/S	958,513	0.1
49,478		CSL Ltd.	4,172,613	0.3
9,600	@,L	CYBERDYNE, Inc.	216,388	0.0
66,193		Daiichi Sankyo Co., Ltd.	1,608,166	0.1
18,409	L	Dainippon Sumitomo Pharma Co., Ltd.	319,080	0.0
26,279		Eisai Co., Ltd.	1,467,317	0.1
22,038		Essilor International SA	2,896,447	0.2
40,947		Fresenius SE & Co. KGaA	3,008,697	0.2
23,220		Fresenius Medical Care AG & Co. KGaA	2,022,620	0.2
350		Galenica AG	471,828	0.0
5,874	@	Genmab A/S	1,071,108	0.1
22,967		Getinge AB	474,177	0.0
517,321		GlaxoSmithKline PLC	11,109,529	0.9
30,004		Grifols SA	681,585	0.1
137,880		Healthscope Ltd.	296,709	0.0
13,446		Hikma Pharmaceuticals PLC	442,792	0.0
5,429		Hisamitsu Pharmaceutical Co., Inc.	313,044	0.0
26,714		Kyowa Hakko Kogyo Co., Ltd.	455,628	0.0
5,649		Lonza Group AG	938,365	0.1
22,100		M3, Inc.	771,290	0.1
11,500		Medipal Holdings Corp.	189,070	0.0
13,557		Merck KGaA	1,377,980	0.1
3,932		Miraca Holdings, Inc.	170,523	0.0
25,613		Mitsubishi Tanabe Pharma Corp.	462,780	0.0
240,069		Novartis AG	19,814,948	1.6
197,516		Novo Nordisk A/S	10,636,809	0.8
28,757		Olympus Corp.	1,073,832	0.1
43,090		Ono Pharmaceutical Co., Ltd.	1,877,047	0.2

See Accompanying Notes to Financial Statements

22

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
11,104		Orion Oyj	431,168	0.0
41,346		Otsuka Holdings Co. Ltd.	1,905,343	0.2
23,733	@	Qiagen NV	517,198	0.0
15,200		Ramsay Health Care Ltd.	821,493	0.1
74,147		Roche Holding AG	19,565,898	1.5
45,693		Ryman Healthcare Ltd.	304,986	0.0
124,616		Sanofi	10,353,482	0.8
42,045		Santen Pharmaceutical Co., Ltd.	660,829	0.1
31,332		Shionogi & Co., Ltd.	1,712,797	0.1
94,671		Shire PLC	5,850,935	0.5
93,501		Smith & Nephew PLC	1,587,765	0.1
42,494		Sonic Healthcare Ltd.	689,131	0.1
6,022		Sonova Holding AG - Reg	799,271	0.1
9,317		Suzuken Co., Ltd.	293,264	0.0
15,538		Sysmex Corp.	1,069,923	0.1
2,300		Taisho Pharmaceutical Holdings Co. Ltd.	242,029	0.0
75,862		Takeda Pharmaceutical Co., Ltd.	3,271,791	0.3
1,300	@	Taro Pharmaceuticals Industries	189,280	0.0
34,164		Terumo Corp.	1,457,961	0.1
97,185		Teva Phaemaceutical Industries Ltd.	4,918,556	0.4
13,091		UCB S.A.	982,973	0.1
9,845	@	William Demant Holding A/S	191,641	0.0
			151,793,281	11.9

		Industrials: 13.3%
212,385		ABB Ltd.	4,203,545	0.3
51,671		Abertis Infraestructuras S.A.	763,576	0.1
20,093		ACS Actividades de Construccion y Servicios S.A.	551,137	0.0
17,105		Adecco Group AG	862,743	0.1
7,070	#	Aena SA	937,136	0.1
16,571	@	AerCap Holdings NV	556,620	0.0
2,941		Aeroports de Paris	322,249	0.0
26,344		Aggreko PLC	450,564	0.0
30,736		Alfa Laval AB	484,425	0.0
141,895		All Nippon Airways Co., Ltd.	404,345	0.0
18,073	@	Alstom SA	417,281	0.0
40,389		Amada Holdings Co., Ltd.	410,035	0.0
8,945		Andritz AG	424,148	0.0
423		AP Moller - Maersk A/S - Class A	533,132	0.0
689		AP Moller - Maersk A/S - Class B	899,941	0.1
105,107		Asahi Glass Co., Ltd.	570,404	0.1
58,048		Asciano Group	385,137	0.0
54,691		Ashtead Group PLC	781,206	0.1
107,161		Assa Abloy AB	2,204,605	0.2
42,216		Atlantia S.p.A	1,054,769	0.1
70,873		Atlas Copco - A	1,840,724	0.2
40,546		Atlas Copco - B	961,034	0.1
111,253		Auckland International Airport Ltd.	517,537	0.0
226,492		Aurizon Holdings Ltd.	821,780	0.1
25,100		Babcock International Group	303,466	0.0
335,227		BAE Systems PLC	2,346,789	0.2
82,988		Bollore Investissement	279,382	0.0
20,996		Bouygues S.A.	601,502	0.1
173,480		Brambles Ltd.	1,619,680	0.1
16,405		Brenntag AG	794,694	0.1
35,593		Bunzl PLC	1,095,150	0.1
28,039		Bureau Veritas SA	588,682	0.1
64,288		Capita Group PLC	828,388	0.1
135,879		Cathay Pacific Airways Ltd.	199,343	0.0
15,328		Central Japan Railway Co.	2,726,293	0.2
50,728	L	Cie de Saint-Gobain	1,922,883	0.2
11,527		CIMIC Group Ltd.	311,202	0.0
286,199		CK Hutchison Holdings Ltd.	3,148,321	0.3
98,517		CNH Industrial NV	714,611	0.1
187,398		Cobham PLC	394,818	0.0
240,302		ComfortDelgro Corp., Ltd.	493,492	0.0
61,748		Dai Nippon Printing Co., Ltd.	688,177	0.1
22,698		Daikin Industries Ltd.	1,907,648	0.2
8,231		DCC PLC	724,329	0.1
26,607	L	Deutsche Lufthansa AG	312,834	0.0
100,273		Deutsche Post AG	2,824,954	0.2
22,274		DSV A/S	936,580	0.1
34,833		East Japan Railway Co.	3,228,090	0.3
18,274		easyJet PLC	265,552	0.0
21,858		Edenred	447,569	0.0
4,629		Eiffage SA	329,077	0.0
63,002		Airbus Group SE	3,611,286	0.3
101,488		Experian PLC	1,925,447	0.2
20,293		Fanuc Ltd.	3,301,128	0.3
853	@	Ferrovial SA	16,504	0.0
49,478		Ferrovial SA	968,683	0.1
45,220	@	Finmeccanica S.p.A.	457,297	0.0
3,751		Fraport AG Frankfurt Airport Services Worldwide	200,833	0.0
67,617		Fuji Electric Holdings Co., Ltd.	281,526	0.0
165,859		Group 4 Securicor PLC	406,416	0.0
19,929		GEA Group AG	940,680	0.1
4,026		Geberit AG - Reg	1,524,898	0.1
48,579		Groupe Eurotunnel S.A.	513,128	0.0
131,788		Hankyu Hanshin Holdings, Inc.	982,683	0.1
28,583	L	Hexagon AB	1,046,022	0.1
29,132		Hino Motors Ltd.	290,154	0.0
12,410		Hitachi Construction Machinery Co., Ltd.	181,137	0.0
1,346		Hochtief AG	173,784	0.0
4,600		Hoshizaki Electric Co., Ltd.	450,313	0.0
575,673		Hutchison Port Holdings Trust	261,931	0.0
158,424		IHI Corp.	427,031	0.0
31,108		IMI PLC	403,140	0.0
86,116		International Consolidated Airlines Group SA	426,386	0.0
17,876		Intertek Group PLC	832,906	0.1
12,943		ISS A/S	486,790	0.0
162,816		Itochu Corp.	1,991,763	0.2
13,778		Japan Airlines Co. Ltd.	443,274	0.0

See Accompanying Notes to Financial Statements

23

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,600	L	Japan Airport Terminal Co., Ltd.	130,613	0.0
24,704		Jardine Matheson Holdings Ltd.	1,444,288	0.1
24,639		JGC Corp.	352,722	0.0
29,392		LIXIL Group Corp.	482,671	0.0
24,765		JTEKT Corp.	280,698	0.0
98,909		Kajima Corp.	687,094	0.1
29,520		Kamigumi Co., Ltd.	272,848	0.0
143,535		Kawasaki Heavy Industries Ltd.	404,717	0.0
40,000		Keihan Holdings Co., Ltd.	277,174	0.0
57,217		Keihin Electric Express Railway Co., Ltd.	575,780	0.1
67,343		Keio Corp.	635,237	0.1
31,996		Keisei Electric Railway Co., Ltd.	412,421	0.0
159,804		Keppel Corp., Ltd.	659,241	0.1
207,972		Kintetsu Group Holdings Co., Ltd.	890,004	0.1
98,083		Komatsu Ltd.	1,703,866	0.1
34,882		Kone OYJ	1,609,823	0.1
104,274		Koninklijke Philips NV	2,589,789	0.2
9,504		Boskalis Westminster NV	324,303	0.0
8,090	L	Koninklijke Vopak NV	402,718	0.0
115,322		Kubota Corp.	1,559,768	0.1
5,741		Kuehne & Nagel International AG	804,370	0.1
11,248		Kurita Water Industries Ltd.	250,738	0.0
28,213		Legrand S.A.	1,444,268	0.1
4,300		Mabuchi Motor Co., Ltd.	182,125	0.0
12,804		Makita Corp.	850,148	0.1
3,305		MAN SE	337,307	0.0
181,256		Marubeni Corp.	818,867	0.1
84,034		Meggitt PLC	456,764	0.0
12,260		Metso OYJ	288,232	0.0
32,000		Minebea Co., Ltd.	217,405	0.0
147,593		Mitsubishi Corp.	2,598,719	0.2
205,361		Mitsubishi Electric Corp.	2,451,673	0.2
316,193		Mitsubishi Heavy Industries Ltd.	1,271,482	0.1
14,490		Mitsubishi Logistics Corp.	202,720	0.0
181,701		Mitsui & Co., Ltd.	2,168,997	0.2
124,930		Mitsui OSK Lines Ltd.	265,664	0.0
150,644		MTR Corp.	764,254	0.1
13,521		Nabtesco Corp.	322,613	0.0
102,000		Nagoya Railroad Co., Ltd.	574,712	0.1
28,769		NGK Insulators Ltd.	581,630	0.1
24,192		Nidec Corp.	1,841,568	0.2
93,220		Nippon Express Co., Ltd.	425,989	0.0
192,030		Nippon Yusen KK	337,826	0.0
421,111	@	Noble Group Ltd.	63,769	0.0
48,849		NSK Ltd.	357,571	0.0
132,137		NWS Holdings Ltd.	209,155	0.0
73,015		Obayashi Corp.	777,384	0.1
6,786	@	OCI	91,929	0.0
68,654		Odakyu Electric Railway Co., Ltd.	805,033	0.1
81,832		Orkla ASA	727,778	0.1
9,658		Osram Licht AG	501,802	0.0
11,799		Park24 Co., Ltd.	405,466	0.0
21,990		Prysmian S.p.A.	482,664	0.0
51,328		Qantas Airways Ltd.	108,729	0.0
12,661		Randstad Holdings NV	506,328	0.0
22,300		Recruit Holdings Co. Ltd.	814,711	0.1
30,576		Rexel SA	384,415	0.0
192,592		Rolls-Royce Holdings PLC	1,838,294	0.1
14,037,765	@	Rolls-Royce Holdings PLC - C shares	18,688	0.0
74,647		Royal Mail PLC	501,522	0.0
32,728		Safran S.A.	2,203,972	0.2
115,562		Sandvik AB	1,156,999	0.1
4,939	@	Schindler Holding AG - Part Cert	894,196	0.1
2,262		Schindler Holding AG - Reg	411,653	0.0
59,679		Schneider Electric SE	3,481,730	0.3
23,006		Secom Co., Ltd.	1,700,898	0.1
34,688		Securitas AB	535,507	0.0
39,012		Seek Ltd.	447,845	0.0
14,100		Seibu Holdings, Inc.	238,816	0.0
115,094		SembCorp Industries Ltd.	243,731	0.0
89,438		SembCorp Marine Ltd.	104,075	0.0
596		SGS S.A.	1,365,288	0.1
66,692		Shimizu Corp.	624,838	0.1
81,575		Siemens AG	8,371,361	0.7
68,260		Singapore Airlines Ltd.	542,047	0.0
38,880		Skanska AB	814,108	0.1
41,293		SKF AB - B Shares	661,637	0.1
5,736		SMC Corp.	1,411,206	0.1
42,375		Smiths Group PLC	654,833	0.1
221,017		Snam Rete Gas S.p.A.	1,321,340	0.1
3,263		Societe BIC S.A.	459,740	0.0
6,400		Sohgo Security Services Co., Ltd.	316,384	0.0
189,406		Singapore Technologies Engineering Ltd.	445,841	0.0
120,255		Sumitomo Corp.	1,212,159	0.1
80,233		Sumitomo Electric Industries Ltd.	1,061,919	0.1
63,982		Sumitomo Heavy Industries	281,066	0.0
126,308		Sydney Airport	659,537	0.1
114,809		Taisei Corp.	943,351	0.1
10,923		Thales S.A.	907,096	0.1
13,878		THK Co., Ltd.	236,542	0.0
118,927		Tobu Railway Co., Ltd.	652,734	0.1
122,389		Tokyu Corp.	1,074,538	0.1
66,432		Toppan Printing Co., Ltd.	571,231	0.1
424,619	@,L	Toshiba Corp.	1,156,663	0.1
16,434		Toto Ltd.	656,690	0.1
25,754		Toyota Tsusho Corp.	554,467	0.0
212,629		Transurban Group - Stapled Security	1,915,103	0.2
25,967		Travis Perkins PLC	512,330	0.0
24,769		Vestas Wind Systems A/S	1,683,536	0.1
50,594		Vinci S.A.	3,570,275	0.3
161,942		Volvo AB - B Shares	1,608,783	0.1
16,123		Wartsila OYJ	657,842	0.1
21,708		Weir Group PLC	419,259	0.0
18,221		West Japan Railway Co.	1,154,725	0.1
26,923		Wolseley PLC	1,394,178	0.1
37,601		Yamato Holdings Co., Ltd.	863,356	0.1
18,791		Zardoya Otis SA	177,450	0.0

See Accompanying Notes to Financial Statements

24

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
21,831		Zodiac Aerospace	509,286	0.0
			170,527,964	13.3

		Information Technology: 5.2%
16,200		Alps Electric Co., Ltd.	307,773	0.0
46,916		Amadeus IT Holding S.A.	2,067,069	0.2
149,352		ARM Holdings PLC	2,268,627	0.2
26,300		ASM Pacific Technology Ltd.	189,109	0.0
37,192		ASML Holding NV	3,661,130	0.3
9,338		Atos SE	769,912	0.1
96,619	#	Auto Trader Group PLC	456,748	0.0
27,686		Brother Industries Ltd.	296,969	0.0
111,893	L	Canon, Inc.	3,194,568	0.3
17,078		Cap Gemini SA	1,473,715	0.1
12,650	@	Check Point Software Technologies	1,007,952	0.1
51,901		Computershare Ltd.	358,891	0.0
14,201		Dassault Systemes SA	1,070,703	0.1
325,624		Telefonaktiebolaget LM Ericsson	2,501,624	0.2
47,960		Fuji Film Holdings Corp.	1,860,868	0.2
201,135		Fujitsu Ltd.	739,637	0.1
8,816	L	Gemalto NV	534,110	0.1
42,596	L	GungHo Online Entertainment, Inc.	115,420	0.0
17,442		Hamamatsu Photonics KK	489,407	0.0
3,680		Hirose Electric Co., Ltd.	452,515	0.0
511,956		Hitachi Ltd.	2,145,022	0.2
43,737		Hoya Corp.	1,562,110	0.1
119,708		Infineon Technologies AG	1,732,950	0.1
5,262		Ingenico Group SA	609,894	0.1
17,323		Kakaku.com, Inc.	344,203	0.0
4,822		Keyence Corp.	3,290,188	0.3
11,566		Konami Corp.	441,241	0.0
52,623		Konica Minolta Holdings, Inc.	383,336	0.0
33,994		Kyocera Corp.	1,617,530	0.1
4,200		Mixi, Inc.	173,651	0.0
17,780	@,L	Mobileye NV	820,369	0.0
20,448		Murata Manufacturing Co., Ltd.	2,292,520	0.2
288,207		NEC Corp.	671,483	0.1
15,200		Nexon Co. Ltd.	224,961	0.0
7,777		Nice Ltd.	494,874	0.0
11,494		Nintendo Co., Ltd.	1,651,679	0.1
45,414		Nippon Electric Glass Co., Ltd.	189,580	0.0
433,624		Nokia OYJ - Finland	2,469,691	0.2
172,697	@	Nokia OYJ - France	972,081	0.1
14,506		Nomura Research Institute Ltd.	532,012	0.0
14,884		NTT Data Corp.	702,947	0.1
30,376	@	NXP Semiconductor NV - NXPI - US	2,379,656	0.2
5,300		Obic Co., Ltd.	291,746	0.0
21,523		Omron Corp.	702,527	0.1
5,861		Otsuka Corp.	274,068	0.0
75,332		Ricoh Co., Ltd.	653,014	0.1
10,650		Rohm Co., Ltd.	420,357	0.0
115,450		Sage Group PLC	997,904	0.1
105,339		SAP SE	7,911,537	0.6
30,216		Seiko Epson Corp.	484,412	0.0
28,172		Shimadzu Corp.	423,518	0.0
63,899		STMicroelectronics NV	373,070	0.0
13,412		TDK Corp.	750,754	0.1
17,265		Tokyo Electron Ltd.	1,459,043	0.1
12,453		Trend Micro, Inc.	445,369	0.0
14,162		United Internet AG	588,702	0.1
116,834	#,@	Worldpay Group PLC	425,243	0.0
150,944		Yahoo! Japan Corp.	669,340	0.1
25,742		Yaskawa Electric Corp.	336,098	0.0
23,173		Yokogawa Electric Corp.	261,324	0.0
			66,986,751	5.2

		Materials: 6.6%
36,685		Air Liquide SA	3,821,920	0.3
20,043		Air Water, Inc.	294,910	0.0
26,266		Akzo Nobel NV	1,631,672	0.1
290,935		Alumina Ltd.	285,981	0.0
126,508		Amcor Ltd.	1,422,407	0.1
147,413		Anglo American PLC	1,444,985	0.1
36,822	L	Antofagasta PLC	230,249	0.0
189,649	@	ArcelorMittal	864,652	0.1
7,067		Arkema SA	540,294	0.1
137,653		Asahi Kasei Corp.	957,932	0.1
95,843		BASF SE	7,349,153	0.6
339,570		BHP Billiton Ltd.	4,732,335	0.4
223,381		BHP Billiton PLC	2,827,334	0.2
27,543		Boliden AB	538,303	0.0
86,711		Boral Ltd.	407,094	0.0
9,262		Chr Hansen Holding A/S	608,285	0.1
6,008	#	Covestro AG	267,600	0.0
28,826		CRH PLC - Dublin	840,004	0.1
60,857		CRH PLC - London	1,784,557	0.1
13,544		Croda International PLC	568,558	0.1
33,384		Daicel Corp.	345,927	0.0
941		EMS-Chemie Holding AG	485,846	0.0
14,474		Evonik Industries AG	431,451	0.0
81,134		Fletcher Building Ltd.	499,059	0.0
164,163		Fortescue Metals Group Ltd.	439,308	0.0
24,474		Fresnillo PLC	538,957	0.1
975		Givaudan	1,963,186	0.2
1,292,932		Glencore PLC	2,664,903	0.2
15,012		HeidelbergCement AG	1,130,890	0.1
21,110		Hitachi Metals Ltd.	214,460	0.0
26,601		LafargeHolcim Ltd.	1,112,920	0.1
3,929		Imerys SA	250,695	0.0
182,588		Incitec Pivot Ltd.	410,150	0.0
50,293		Israel Chemicals Ltd.	195,945	0.0
49,856		James Hardie Industries SE	772,139	0.1
51,502		JFE Holdings, Inc.	671,854	0.1
19,743		Johnson Matthey PLC	740,509	0.1
20,435		JSR Corp.	270,623	0.0
20,042	L	K+S AG	410,306	0.0
20,000		Kaneka Corp.	133,445	0.0
26,553	L	Kansai Paint Co., Ltd.	536,097	0.0
326,769		Kobe Steel Ltd.	268,563	0.0
19,055		Koninklijke DSM NV	1,099,296	0.1
42,467		Kuraray Co., Ltd.	506,694	0.0
20,344		LafargeHolcim Ltd.	835,067	0.1
9,496		Lanxess	416,619	0.0
19,659		Linde AG	2,739,230	0.2
143,548		Mitsubishi Chemical Holdings Corp.	658,023	0.1
46,678		Mitsubishi Gas Chemical Co., Inc.	243,515	0.0

See Accompanying Notes to Financial Statements

25

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
118,515		Mitsubishi Materials Corp.	283,767	0.0
99,074		Mitsui Chemicals, Inc.	364,073	0.0
33,504		Mondi PLC	627,281	0.1
80,873	@	Newcrest Mining Ltd.	1,401,680	0.1
15,717		Nippon Paint Co., Ltd.	388,552	0.0
81,180		Nippon Steel & Sumitomo Metal Corp.	1,571,615	0.1
17,442		Nitto Denko Corp.	1,106,419	0.1
135,114		Norsk Hydro ASA	494,630	0.0
25,884		Novozymes A/S	1,242,973	0.1
96,826		OJI Paper Co., Ltd.	371,716	0.0
39,261		Orica Ltd.	365,227	0.0
9,817		Randgold Resources Ltd.	1,101,644	0.1
76,475	L	Rexam PLC	661,751	0.1
44,624		Rio Tinto Ltd.	1,543,573	0.1
132,057		Rio Tinto PLC	4,102,575	0.3
42,289		Shin-Etsu Chemical Co., Ltd.	2,477,649	0.2
237		Sika AG	993,755	0.1
7,801		Solvay S.A.	728,678	0.1
328,546	@	South32 Ltd.	385,315	0.0
242,587	@	South32 Ltd. - GBP	289,871	0.0
58,035		Stora Enso OYJ (Euro Denominated Security)	466,724	0.0
139,171		Sumitomo Chemical Co., Ltd.	574,228	0.1
53,561		Sumitomo Metal Mining Co., Ltd.	544,843	0.1
12,690		Symrise AG	865,603	0.1
9,917		Syngenta AG	3,806,627	0.3
137,001		Taiheiyo Cement Corp.	324,496	0.0
16,725		Taiyo Nippon Sanso Corp.	153,719	0.0
106,509		Teijin Ltd.	352,923	0.0
39,078		ThyssenKrupp AG	785,485	0.1
154,903		Toray Industries, Inc.	1,321,771	0.1
19,885		Toyo Seikan Kaisha Ltd.	379,964	0.0
10,826		Umicore	559,211	0.1
54,555		UPM-Kymmene OYJ	1,002,222	0.1
11,973		Voestalpine AG	402,956	0.0
18,321		Yara International ASA	582,000	0.1
			85,029,418	6.6

		Telecommunication Services: 5.0%
15,452		Proximus SADP	491,043	0.0
230,545		Bezeq Israeli Telecommunication Corp., Ltd.	456,693	0.0
902,518		BT Group PLC	4,960,805	0.4
346,458		Deutsche Telekom AG	5,907,922	0.5
17,002		Elisa OYJ	653,274	0.1
208,124		Orange SA	3,384,216	0.3
320,867		HKT Trust / HKT Ltd.	462,393	0.1
2,798		Iliad SA	564,818	0.1
47,931		Inmarsat PLC	516,549	0.0
194,301		KDDI Corp.	5,908,642	0.5
338,976		Koninklijke KPN NV	1,208,264	0.1
7,228		Millicom International Cellular S.A.	443,361	0.0
73,898		Nippon Telegraph & Telephone Corp.	3,465,440	0.3
150,554		NTT DoCoMo, Inc.	4,060,223	0.3
234,000		PCCW Ltd.	157,237	0.0
861,150		Singapore Telecommunications Ltd.	2,659,764	0.2
101,446		SoftBank Group Corp.	5,736,982	0.5
2,726		Swisscom AG	1,354,293	0.1
92,518		TDC A/S	453,382	0.0
33,192		Tele2 AB	291,404	0.0
205,039		Spark New Zealand Ltd.	521,137	0.0
1,150,584	@	Telecom Italia S.p.A. - TIT	944,989	0.1
644,469		Telecom Italia S.p.A. - TITR	414,639	0.0
53,237		Telefonica Deutschland Holding AG	219,289	0.0
474,290	@	Telefonica S.A.	4,502,841	0.4
79,292		Telenor ASA	1,312,522	0.1
270,820		Telia Co. AB	1,282,462	0.1
437,554		Telstra Corp., Ltd.	1,828,862	0.1
32,605		TPG Telecom Ltd.	292,365	0.0
36,409		Vocus Communications Ltd.	218,181	0.0
2,825,880		Vodafone Group PLC	8,615,753	0.7
			63,289,745	5.0

		Utilities: 3.7%
76,528		AGL Energy Ltd.	1,111,426	0.1
113,263		APA Group	787,787	0.1
539,534		Centrica PLC	1,631,555	0.1
74,402		Cheung Kong Infrastructure Holdings Ltd.	641,499	0.0
72,342		Chubu Electric Power Co., Inc.	1,029,501	0.1
35,272		Chugoku Electric Power Co., Inc.	448,418	0.0
180,365		CLP Holdings Ltd.	1,842,462	0.1
80,930		Contact Energy Ltd.	300,452	0.0
136,320		DUET Group	255,683	0.0
212,568		E.ON AG	2,145,845	0.2
15,642		Electric Power Development Co., Ltd.	364,432	0.0
23,972		Electricite de France SA	290,667	0.0
24,342		Enagas	743,658	0.1
28,013	L	Endesa S.A.	562,097	0.0
845,521		Enel S.p.A.	3,753,663	0.3
258,319		EDP - Energias de Portugal SA	790,865	0.1
44,668		Fortum OYJ	717,659	0.1
35,965	L	Gas Natural SDG S.A.	714,902	0.1
154,955		Engie SA	2,488,071	0.2
16,681		Hokuriku Electric Power Co.	206,697	0.0
825,798		Hong Kong & China Gas	1,508,915	0.1
150,845		Power Assets Holdings Ltd.	1,386,948	0.1
579,496		Iberdrola S.A.	3,953,088	0.3
77,462	@	Kansai Electric Power Co., Inc.	754,422	0.1
50,660		Kyushu Electric Power Co., Inc.	508,090	0.0
131,000		Meridian Energy Ltd.	247,231	0.0
401,770		National Grid PLC	5,908,189	0.5
214,828		Osaka Gas Co., Ltd.	825,904	0.1
12,029		Red Electrica de Espana	1,074,841	0.1
53,685	@	RWE AG	854,948	0.1
105,927		SSE PLC	2,204,686	0.2
25,278		Severn Trent PLC	824,806	0.1
21,044		Shikoku Electric Power Co., Inc.	249,274	0.0
31,168		Suez	486,146	0.0

See Accompanying Notes to Financial Statements

26

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
169,206		Terna S.p.A	941,653	0.1
22,000		Toho Gas Co., Ltd.	180,020	0.0
51,013		Tohoku Electric Power Co., Inc.	643,811	0.0
158,966	@	Tokyo Electric Power Co., Inc.	673,227	0.0
223,361		Tokyo Gas Co., Ltd.	922,204	0.1
71,071		United Utilities Group PLC	985,073	0.1
47,885		Veolia Environnement	1,034,063	0.1
			46,994,878	3.7

	Total Common Stock (Cost $1,270,508,903)		1,234,804,257	96.5

PREFERRED STOCK: 0.5%
		Consumer Discretionary: 0.3%
5,486		Bayerische Motoren Werke AG	349,715	0.0
15,539		Porsche AG	718,245	0.1
19,816		Volkswagen AG	2,400,131	0.2
			3,468,091	0.3

		Consumer Staples: 0.2%
18,405		Henkel AG & Co. KGaA	2,249,295	0.2

		Materials: 0.0%
7,773		Fuchs Petrolub AG	305,798	0.0

	Total Preferred Stock (Cost $7,397,234)		6,023,184	0.5

RIGHTS: 0.0%
		Energy: 0.0%
115,518	@	Repsol SA	37,562	0.0

		Financials: –%
13	@,L	Banco Popular Espanol SA	–	–

		Industrials: 0.0%
20,093	@	ACS Actividades de Construccion y Servicios SA	14,115	0.0
421,111	@	Noble Group Ltd.	28,134	0.0
			42,249	0.0

		Telecommunication Services: 0.0%
4,090	@	Vocus Communications Ltd.	1,479	0.0

	Total Rights (Cost $122,551)		81,290	0.0

	Total Long-Term Investments (Cost $1,278,028,688)		1,240,908,731	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.2%
3,720,500	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $3,720,541, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,794,910, due 08/15/16-11/15/45)	3,720,500	0.3
3,720,500	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,720,548, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,794,910, due 07/15/16-09/20/65)	3,720,500	0.3
3,720,500	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,720,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,794,910, due 07/07/16-02/01/49)	3,720,500	0.3
3,720,500	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $3,720,546, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $3,794,910, due 03/15/18-09/09/49)	3,720,500	0.3

See Accompanying Notes to Financial Statements

27

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
783,050	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $783,059, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $798,711, due 12/01/16-02/20/66)	783,050	0.0
		15,665,050	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
14,060,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $14,060,000)	14,060,000	1.1

	Total Short-Term Investments (Cost $29,725,050)	29,725,050	2.3

	Total Investments in Securities (Cost $1,307,753,738)	$1,270,633,781	99.3
	Assets in Excess of Other Liabilities	8,636,333	0.7
	Net Assets	$1,279,270,114	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $1,320,429,762.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$149,830,861
Gross Unrealized Depreciation	(199,626,842)

Net Unrealized Depreciation	$(49,795,981)

See Accompanying Notes to Financial Statements

28

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 18.9%
2,000		ABC-Mart, Inc.	134,224	0.1
4,400		Accordia Golf Co., Ltd.	46,069	0.0
700		Aeon Fantasy Co., Ltd.	19,394	0.0
4,300		Aisan Industry Co., Ltd.	27,823	0.0
17,570		Aisin Seiki Co., Ltd.	715,684	0.2
8,000	@	Akebono Brake Industry Co., Ltd.	15,606	0.0
1,400	L	Alpen Co., Ltd.	22,898	0.0
4,600		Alpine Electronics, Inc.	45,081	0.0
500		Amiyaki Tei Co., Ltd.	21,297	0.0
1,100		Amuse, Inc.	20,443	0.0
3,300		AOKI Holdings, Inc.	34,179	0.0
3,400		Aoyama Trading Co., Ltd.	125,380	0.1
1,300		Arata Corp.	28,307	0.0
3,800		Arc Land Sakamoto Co., Ltd.	42,195	0.0
1,200		Asahi Co., Ltd.	17,244	0.0
3,300		Asatsu-DK, Inc.	78,088	0.0
15,800		Asics Corp.	266,940	0.1
2,100		ASKUL Corp.	77,639	0.0
18,000		Atsugi Co., Ltd.	18,716	0.0
6,500		Autobacs Seven Co., Ltd.	92,128	0.0
3,600		Avex Group Holdings, Inc.	40,747	0.0
3,700		Belluna Co., Ltd.	20,764	0.0
6,100		Benesse Holdings, Inc.	143,202	0.1
6,400		Best Denki Co., Ltd.	6,560	0.0
8,900		BIC Camera, Inc.	81,948	0.0
60,600		Bridgestone Corp.	1,947,499	0.6
14,000		Calsonic Kansei Corp.	106,396	0.1
1,400		Can Do Co., Ltd.	22,321	0.0
4,700		Canon Sales Co., Inc.	85,823	0.0
17,100	L	Casio Computer Co., Ltd.	246,244	0.1
700		Central Sports Co., Ltd.	16,211	0.0
1,900		Chiyoda Co., Ltd.	41,991	0.0
2,300		Chofu Seisakusho Co., Ltd.	55,899	0.0
1,200		Chori Co., Ltd.	15,530	0.0
9,000		Clarion Co., Ltd.	22,096	0.0
2,700		Cleanup Corp.	19,916	0.0
5,400		Colowide Co., Ltd.	97,640	0.0
4,200		COOKPAD, Inc.	51,484	0.0
1,200		Corona Corp.	11,852	0.0
5,400		Create Restaurants Holdings, Inc.	49,524	0.0
4,600	L	CyberAgent, Inc.	278,444	0.1
2,500		Daido Metal Co., Ltd.	23,947	0.0
1,900		Daidoh Ltd.	8,113	0.0
19,700		Daihatsu Motor Co., Ltd.	256,613	0.1
3,100		Daiichikosho Co., Ltd.	129,958	0.1
1,300		Daikoku Denki Co., Ltd.	18,235	0.0
2,800		Daikyonishikawa Corp.	35,465	0.0
1,500		Dainichi Co., Ltd.	8,805	0.0
1,300		Daisyo Corp.	19,167	0.0
9,300		DCM Holdings Co., Ltd.	79,491	0.0
8,200		Dena Co., Ltd.	191,827	0.1
42,000		Denso Corp.	1,477,784	0.5
20,000		Dentsu, Inc.	937,517	0.3
4,100		Descente Ltd.	44,286	0.0
11,100		Don Quijote Holdings Co. Ltd.	412,506	0.1
1,900		Doshisha Co., Ltd.	36,502	0.0
3,400		Doutor Nichires Holdings Co., Ltd.	59,187	0.0
2,200		Dunlop Sports Co. Ltd.	19,818	0.0
5,000		Dynic Corp.	7,361	0.0
2,000		Eagle Industry Co., Ltd.	23,272	0.0
5,900		EDION Corp.	48,664	0.0
2,200		Exedy Corp.	47,101	0.0
1,600		Yondoshi Holdings, Inc.	32,342	0.0
2,800		Fast Retailing Co., Ltd.	751,745	0.3
3,100		FCC Co., Ltd.	50,407	0.0
2,200		Foster Electric Co., Ltd.	34,830	0.0
3,100		France Bed Holdings Co., Ltd.	28,300	0.0
1,200		F-Tech, Inc.	10,652	0.0
2,300		Fuji Co., Ltd.	55,514	0.0
54,300		Fuji Heavy Industries Ltd.	1,866,475	0.6
3,000		Fuji Kiko Co., Ltd.	9,681	0.0
5,000	L	Fuji Kyuko Co., Ltd.	69,911	0.0
18,000		Fuji Television Network, Inc.	202,391	0.1
10,000		Fujibo Holdings, Inc.	24,134	0.0
2,500		Fujikura Rubber Ltd.	9,539	0.0
8,000	L	Fujita Kanko, Inc.	29,623	0.0
5,000		Fujitsu General Ltd.	111,364	0.1
2,400		Funai Electric Co., Ltd.	21,150	0.0
2,000		Furukawa Battery Co., Ltd.	12,165	0.0
6,400		Futaba Industrial Co., Ltd.	30,106	0.0
8,000		Gakken Holdings Co., Ltd.	19,491	0.0
600		Genki Sushi Co., Ltd.	12,292	0.0
3,600		Geo Corp.	48,444	0.0
1,100		GLOBERIDE, Inc.	18,040	0.0
800		Goldwin, Inc.	36,611	0.0
1,000		Gourmet Kineya Co., Ltd.	9,527	0.0
4,900		Gulliver International Co., Ltd.	40,219	0.0
16,000		Gunze Ltd.	44,695	0.0
9,035		H2O Retailing Corp.	121,994	0.1
26,200		Hakuhodo DY Holdings, Inc.	314,028	0.1
30		Hakuyosha Co., Ltd.	724	0.0
2,000		Happinet Corp.	16,696	0.0
1,500		Hard Off Corp. Co., Ltd.	18,217	0.0
1,400		Haruyama Trading Co., Ltd.	9,923	0.0
22,500		Haseko Corp.	226,526	0.1
5,388		Heiwa Corp.	109,285	0.1
1,827		Hiday Hidaka Corp.	44,363	0.0
2,000		Hikari Tsushin, Inc.	167,547	0.1
3,000		Hiramatsu, Inc.	18,742	0.0
3,000		HIS Co., Ltd.	96,886	0.0
4,800		Hitachi Koki Co., Ltd.	28,708	0.0
154,500		Honda Motor Co., Ltd.	3,875,673	1.3
2,010		Honeys Co., Ltd.	22,006	0.0
3,400		Hoosiers Holdings Co. Ltd.	17,878	0.0
1,600		Ichibanya Co., Ltd.	55,604	0.0

See Accompanying Notes to Financial Statements

29

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
7,000		Ichikoh Industries Ltd.	18,012	0.0
15,420		Iida Group Holdings Co. Ltd.	315,787	0.1
2,500		Imasen Electric Industrial	20,669	0.0
1,400		Intage, Inc.	21,152	0.0
33,500		Isetan Mitsukoshi Holdings Ltd.	298,177	0.1
49,600		Isuzu Motors Ltd.	610,922	0.2
3,600		Izumi Co., Ltd.	140,243	0.1
21,300		J Front Retailing Co., Ltd.	220,846	0.1
3,000	@	Janome Sewing Machine Co., Ltd.	16,609	0.0
6,000		Japan Wool Textile Co., Ltd.	41,413	0.0
1,400		Jin Co. Ltd.	54,944	0.0
14,700		Joban Kosan Co. Ltd.	21,146	0.0
5,000		Joshin Denki Co., Ltd.	42,116	0.0
2,700		Joyful Honda Co. Ltd.	61,365	0.0
5,500		JP-Holdings, Inc.	15,048	0.0
15,670		JVC Kenwood Holdings, Inc.	32,209	0.0
5,886		Kadokawa Dwango Corp.	77,409	0.0
3,600		Kappa Create Co., Ltd.	44,954	0.0
2,500		Kasai Kogyo Co., Ltd.	22,682	0.0
1,300		Kawai Musical Instruments Manufacturing Co., Ltd.	25,009	0.0
19,000		KYB Co. Ltd.	61,569	0.0
3,900		Keihin Corp.	60,176	0.0
4,400		Keiyo Co., Ltd.	22,356	0.0
120,000	@	Kimuratan Corp.	6,972	0.0
11,000	@	KNT-CT Holdings Co., Ltd.	15,307	0.0
5,000	@	Kintetsu Department Store Co. Ltd	16,592	0.0
5,000		Kinugawa Rubber Industrial Co., Ltd.	37,844	0.0
2,400	L	Kisoji Co., Ltd.	52,511	0.0
2,400		Kohnan Shoji Co., Ltd.	44,464	0.0
10,300		Koito Manufacturing Co., Ltd.	474,258	0.2
3,800	@	Kojima Co., Ltd.	8,833	0.0
4,000		Komatsu Seiren Co., Ltd.	23,679	0.0
2,900		Komeri Co., Ltd.	75,619	0.0
2,400		Konaka Co., Ltd.	11,372	0.0
2,200		Kourakuen Corp.	32,785	0.0
7,520		Ks Holdings Corp.	140,336	0.1
1,200		Kura Corp.	70,488	0.0
23,000		Kurabo Industries Ltd.	40,813	0.0
1,260		Kyoritsu Maintenance Co., Ltd.	84,380	0.0
500		LEC, Inc.	8,731	0.0
5,200		Look, Inc.	6,607	0.0
1,100		Mars Engineering Corp.	22,726	0.0
20,500		Marui Group Co., Ltd.	275,969	0.1
3,700		Matsuya Co., Ltd.	25,478	0.0
1,200		Matsuya Foods Co., Ltd.	31,695	0.0
54,800		Mazda Motor Corp.	725,184	0.2
2,500		Meiko Network Japan Co., Ltd.	30,427	0.0
1,800		Meiwa Estate Co., Ltd.	9,803	0.0
3,000	L	Misawa Homes Co., Ltd.	20,317	0.0
2,900		Mitsuba Corp.	31,276	0.0
67,700		Mitsubishi Motors Corp.	312,526	0.1
2,000		Mitsui Home Co., Ltd.	8,452	0.0
10,000		Mizuno Corp.	46,919	0.0
600		Monogatari Corp.	30,608	0.0
2,400		MOS Food Services, Inc.	68,440	0.0
2,000		Musashi Seimitsu Industry Co., Ltd.	39,120	0.0
1,800		Nakayamafuku Co., Ltd.	13,623	0.0
17,400		Namco Bandai Holdings, Inc.	449,033	0.2
4,800		Next Co. Ltd	42,961	0.0
14,900		NGK Spark Plug Co., Ltd.	224,912	0.1
17,300		NHK Spring Co., Ltd.	140,405	0.1
10,000		Nice Holdings, Inc.	13,515	0.0
3,600		Nifco, Inc.	188,757	0.1
1,300		Nihon Eslead Corp.	12,662	0.0
31,700		Nikon Corp.	429,212	0.2
50	@	Nippon Columbia Co. Ltd.	224	0.0
1,800		Nippon Felt Co., Ltd.	8,189	0.0
900		Nippon Piston Ring Co., Ltd.	12,120	0.0
14,800		Nippon Television Network Corp.	244,355	0.1
3,300		Nishimatsuya Chain Co., Ltd.	46,799	0.0
239,100		Nissan Motor Co., Ltd.	2,133,805	0.7
8,700		Nissan Shatai Co., Ltd.	87,237	0.0
7,000		Nissei Build Kogyo Co., Ltd.	36,174	0.0
2,900	@	Nissen Holdings Co., Ltd.	2,490	0.0
9,300		Nisshinbo Industries, Inc.	84,261	0.0
3,800		Nissin Kogyo Co., Ltd.	48,670	0.0
7,300		Nitori Co., Ltd.	885,374	0.3
8,500		NOK Corp.	144,548	0.1
2,800		Noritsu Koki Co., Ltd.	19,399	0.0
2,000		Ohashi Technica, Inc.	23,775	0.0
1,200		Ohsho Food Service Corp.	43,202	0.0
11,000		Onward Kashiyama Co., Ltd.	68,626	0.0
19,500	L	Oriental Land Co., Ltd.	1,262,613	0.4
4,300		Pacific Industrial Co., Ltd.	39,409	0.0
1,000		Pal Co., Ltd.	23,577	0.0
2,800		Paltac Corp.	56,850	0.0
6,000		PanaHome Corp.	47,496	0.0
196,350		Panasonic Corp.	1,689,305	0.6
1,000		Parco Co., Ltd.	8,019	0.0
4,400		Paris Miki Holdings, Inc.	18,293	0.0
1,100		PIA Corp.	22,729	0.0
1,000		Piolax, Inc.	46,640	0.0
28,800	@	Pioneer Corp.	50,563	0.0
1,900		Plenus Co., Ltd.	30,865	0.0
3,200		Adastria Co. Ltd	126,805	0.1
10,200		Press Kogyo Co., Ltd.	33,878	0.0
84,100		Rakuten, Inc.	912,766	0.3
1,300		Renaissance, Inc.	14,636	0.0
7,400		Resorttrust, Inc.	159,855	0.1
1,400		Right On Co., Ltd.	18,305	0.0
10,000		Riken Corp.	30,791	0.0
1,600		Ringer Hut Co., Ltd.	36,880	0.0
3,300		Rinnai Corp.	291,598	0.1

See Accompanying Notes to Financial Statements

30

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
3,940		Riso Kyoiku Co. Ltd.	15,461	0.0
7,300		Round One Corp.	58,503	0.0
2,600		Royal Holdings Co., Ltd.	46,334	0.0
2,000		Ryohin Keikaku Co., Ltd.	487,395	0.2
2,800		Sagami Chain Co., Ltd.	33,017	0.0
2,700		Saizeriya Co., Ltd.	48,245	0.0
9,000		Sakai Ovex Co., Ltd.	12,662	0.0
600		San Holdings, Inc.	7,965	0.0
12,000		Sanden Holdings Corp.	32,542	0.0
5,900		Sangetsu Co., Ltd.	110,906	0.1
3,700		Sankyo Co., Ltd.	138,724	0.1
4,700		Sankyo Seiko Co., Ltd.	15,338	0.0
5,300		Sanrio Co., Ltd.	94,368	0.0
811,000	@,L	Sansui Electric Co., Ltd.	–	–
7,000		Sanyo Electric Railway Co. Ltd	34,246	0.0
11,000		Sanyo Shokai Ltd.	20,694	0.0
5,200		Scroll Corp.	19,185	0.0
19,000		Sega Sammy Holdings, Inc.	204,632	0.1
11,000		Seiko Holdings Corp.	33,039	0.0
5,200		Seiren Co., Ltd.	49,192	0.0
40,000		Sekisui Chemical Co., Ltd.	492,832	0.2
64,300		Sekisui House Ltd.	1,126,027	0.4
4,500	L	Senshukai Co., Ltd.	29,704	0.0
145,000	@,L	Sharp Corp.	157,018	0.1
4,100		Shimachu Co., Ltd.	89,325	0.0
2,000		Shimamura Co., Ltd.	297,573	0.1
6,900		Shimano, Inc.	1,054,993	0.4
900		Shimojima Co., Ltd.	8,970	0.0
5,000		Shinyei Kaisha	5,642	0.0
1,400		Shobunsha Publications, Inc.	7,419	0.0
12,000		Shochiku Co., Ltd.	124,793	0.1
4,500		Showa Corp.	25,265	0.0
13,800		Sky Perfect Jsat Corp.	63,833	0.0
4,900		Skylark Co. Ltd.	62,105	0.0
122,012		Sony Corp.	3,594,715	1.2
1,400		St. Marc Holdings Co., Ltd.	42,364	0.0
12,000		Stanley Electric Co., Ltd.	256,276	0.1
5,300		Start Today Co. Ltd.	280,151	0.1
2,300		Starts Corp., Inc.	45,648	0.0
1,300		Studio Alice Co., Ltd.	30,514	0.0
5,000		Suminoe Textile Co., Ltd.	9,372	0.0
13,600		Sumitomo Forestry Co., Ltd.	184,582	0.1
16,500		Sumitomo Rubber Industries, Inc.	220,900	0.1
31,400		Suzuki Motor Corp.	850,247	0.3
7,000		T RAD Co., Ltd.	12,038	0.0
3,300		Tachi-S Co., Ltd.	48,525	0.0
2,500		Taiho Kogyo Co., Ltd.	25,757	0.0
1,600		Takamatsu Construction Group Co., Ltd.	37,399	0.0
25,000		Takashimaya Co., Ltd.	179,064	0.1
4,000	@,L	Takata Corp.	15,455	0.0
1,040		Take And Give Needs Co., Ltd.	4,019	0.0
2,000		Takihyo Co., Ltd.	8,293	0.0
1,600		Tamron Co., Ltd.	21,459	0.0
4,000		TBK Co., Ltd.	13,660	0.0
2,400		TPR Co., Ltd.	46,471	0.0
1,800		T-Gaia Corp.	25,361	0.0
2,400		Toa Corp./Hyogo	21,481	0.0
1,100		Toabo Corp.	4,933	0.0
7,000		Toei Co., Ltd.	65,819	0.0
12,500		Toho Co., Ltd.	346,142	0.1
5,200		Tokai Rika Co., Ltd.	76,811	0.0
3,000		Tokai Rubber Industries, Inc.	24,037	0.0
720		Token Corp.	56,617	0.0
10,600		Tokyo Broadcasting System, Inc.	143,376	0.1
2,250		Tokyo Derica Co. Ltd.	22,012	0.0
15,000		Tokyo Dome Corp.	68,054	0.0
19,000		Tokyotokeiba Co., Ltd.	37,278	0.0
6,900		Tomy Co., Ltd.	58,122	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	8,413	0.0
4,000		Topre Corp.	85,169	0.0
2,500		Toridoll.corp	67,187	0.0
8,500	L	Toyo Tire & Rubber Co., Ltd.	92,661	0.0
6,300		Toyoda Gosei Co., Ltd.	112,199	0.1
6,300		Toyota Boshoku Corp.	131,512	0.1
15,200		Toyota Industries Corp.	604,350	0.2
213,260		Toyota Motor Corp.	10,513,406	3.4
4,100		TS Tech Co., Ltd.	100,466	0.0
9,350		TSI Holdings Co. Ltd.	50,951	0.0
1,000		Tsutsumi Jewelry Co., Ltd.	19,613	0.0
4,800		TV Asahi Corp.	78,158	0.0
2,200		Tv Tokyo Holdings Corp.	43,195	0.0
3,700		Unipres Corp.	59,563	0.0
2,600		United Arrows Ltd.	75,709	0.0
75,000	@	Unitika Ltd.	40,340	0.0
3,100		U-Shin Ltd.	20,292	0.0
22,000		USS Co., Ltd.	363,585	0.1
3,900		ValueCommerce Co. Ltd.	13,126	0.0
3,000		VT Holdings Co. Ltd.	13,754	0.0
11,000		Wacoal Holdings Corp.	108,552	0.1
2,600		WATAMI Co., Ltd.	26,535	0.0
800		Wowow, Inc.	18,605	0.0
2,500		Xebio Co., Ltd.	35,344	0.0
51,500		Yamada Denki Co., Ltd.	271,859	0.1
20,000	@	Yamada SxL Home Co. Ltd	13,503	0.0
12,700		Yamaha Corp.	342,308	0.1
24,100	L	Yamaha Motor Co., Ltd.	367,639	0.1
1,500		Yellow Hat Ltd.	33,122	0.0
4,800		Yokohama Reito Co., Ltd.	47,980	0.0
10,400	L	Yokohama Rubber Co., Ltd.	130,437	0.1
5,000		Yomiuri Land Co., Ltd.	21,594	0.0
2,100		Yorozu Corp.	29,426	0.0
5,600		Yoshinoya D&C Co., Ltd.	76,441	0.0
2,400		Zenrin Co., Ltd.	46,936	0.0
9,000		Zensho Holdings Co., Ltd.	131,665	0.1
			59,303,532	18.9

		Consumer Staples: 9.9%
3,700		Aderans Co. Ltd.	18,288	0.0
69,845		Aeon Co., Ltd.	1,084,453	0.4
2,300		Aeon Hokkaido Corp.	11,382	0.0
2,200		Ain Pharmaciez, Inc.	170,647	0.1

See Accompanying Notes to Financial Statements

31

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
40,600		Ajinomoto Co., Inc.	956,575	0.3
3,000		Arcs Co., Ltd.	71,613	0.0
1,700		Ariake Japan Co., Ltd.	101,211	0.0
2,300		Artnature, Inc.	18,270	0.0
36,100		Asahi Group Holdings, Ltd.	1,167,287	0.4
900		Belc Co., Ltd.	37,521	0.0
7,100		Calbee, Inc.	297,035	0.1
1,300		Cawachi Ltd.	31,040	0.0
3,300		Chubu Shiryo Co., Ltd.	23,304	0.0
7,070		Coca-Cola Central Japan Co., Ltd.	135,317	0.1
6,800		Coca-Cola West Co., Ltd.	192,308	0.1
1,920		Cocokara Fine Holdings, Inc.	99,507	0.0
900		Cosmos Pharmaceutical Corp.	181,338	0.1
2,700		Create SD Holdings	76,592	0.0
600		Daikokutenbussan Co., Ltd.	28,313	0.0
2,200		Ci:z Holdings Co. Ltd	48,268	0.0
1,000		Dydo Drinco, Inc.	53,357	0.0
6,800	@,L	Euglena Co. Ltd.	95,229	0.0
4,400		Ezaki Glico Co., Ltd.	257,399	0.1
5,400		FamilyMart Co., Ltd.	329,083	0.1
4,600		Fancl Corp.	63,737	0.0
16,380		Feed One Holdings Co. Ltd.	18,287	0.0
5,500		Fuji Oil Co., Ltd.	102,542	0.0
2,000		Fujicco Co., Ltd.	57,460	0.0
11,000	@	Fujiya Co., Ltd.	20,737	0.0
400	L	Genky Stores, Inc.	14,746	0.0
1,400		Harashin Narus Holdings Co., Ltd.	48,472	0.0
12,000	@	Hayashikane Sangyo Co., Ltd.	10,133	0.0
3,300		Heiwado Co., Ltd.	64,260	0.0
1,900		Hokuto Corp.	34,944	0.0
6,600		House Foods Corp.	153,078	0.1
2,300		Inageya Co., Ltd.	30,379	0.0
6,100		Ito En Ltd.	236,307	0.1
500		Itochu-Shokuhin Co., Ltd.	20,011	0.0
11,570	@	Itoham Yonekyu Holdings, Inc.	117,756	0.0
114,500		Japan Tobacco, Inc.	4,614,602	1.5
8,000		J-Oil Mills, Inc.	26,392	0.0
6,900		Kagome Co., Ltd.	182,491	0.1
1,100		Kameda Seika Co. Ltd.	62,895	0.0
48,400		Kao Corp.	2,818,920	0.9
2,400		Kato Sangyo Co., Ltd.	56,262	0.0
9,800		Kewpie Corp.	312,589	0.1
2,100		KEY Coffee, Inc.	38,697	0.0
15,000		Kikkoman Corp.	553,500	0.2
78,200		Kirin Brewery Co., Ltd.	1,318,935	0.4
5,200		Kobayashi Pharmaceutical Co., Ltd.	230,916	0.1
1,400	L	Kobe Bussan Co. Ltd.	28,795	0.0
2,900		Kose Corp.	245,745	0.1
1,500		Kusuri No Aoki Co. Ltd.	97,875	0.0
11,000		Kyokuyo Co. Ltd.	27,803	0.0
6,300		Lawson, Inc.	502,959	0.2
1,100		Life Corp.	29,696	0.0
22,000		Lion Corp.	362,989	0.1
1,600		Mandom Corp.	73,637	0.0
10,000		Marudai Food Co., Ltd.	47,665	0.0
4,200		Maruha Nichiro Corp.	114,476	0.0
3,600		Matsumotokiyoshi Holdings Co., Ltd.	175,995	0.1
4,800		Megmilk Snow Brand Co., Ltd.	167,467	0.1
11,500		MEIJI Holdings Co., Ltd.	1,181,686	0.4
700		Meito Sangyo Co., Ltd.	8,809	0.0
1,012		Milbon Co., Ltd.	45,632	0.0
1,800		Ministop Co., Ltd.	29,258	0.0
1,700		Mitsubishi Shokuhin Co. Ltd.	44,599	0.0
8,000		Mitsui Sugar Co., Ltd.	37,800	0.0
15,000		Miyoshi Oil & Fat Co., Ltd.	17,253	0.0
19,000		Morinaga & Co., Ltd.	119,796	0.1
18,000		Morinaga Milk Industry Co., Ltd.	125,934	0.1
3,000		Morozoff Ltd.	12,450	0.0
1,000		Nagatanien Co., Ltd.	11,884	0.0
8,000		Nakamuraya Co., Ltd.	35,602	0.0
1,000		Natori Co., Ltd.	14,990	0.0
21,000		Nichirei Corp.	193,742	0.1
620		Nihon Chouzai Co., Ltd.	30,870	0.0
11,000		Nippon Beet Sugar Manufacturing Co., Ltd.	19,642	0.0
12,000		Nippon Flour Mills Co., Ltd.	93,774	0.0
14,000		NH Foods Ltd.	342,916	0.1
23,100		Nippon Suisan Kaisha Ltd.	118,632	0.0
10,000		Nisshin Oillio Group Ltd.	45,876	0.0
21,845		Nisshin Seifun Group, Inc.	351,156	0.1
7,800		Nissin Food Products Co., Ltd.	425,965	0.1
1,000		Noevir Holdings Co. Ltd.	30,579	0.0
9,000		Oenon Holdings, Inc.	17,500	0.0
1,000		OIE Sangyo Co., Ltd.	8,697	0.0
4,000		Okuwa Co., Ltd.	41,706	0.0
9,900	L	Pigeon Corp.	295,955	0.1
1,800		Pola Orbis Holdings, Inc.	169,398	0.1
12,000		Prima Meat Packers Ltd.	36,210	0.0
2,600		Rock Field Co., Ltd.	38,482	0.0
1,100		S Foods, Inc.	29,518	0.0
2,900		Sakata Seed Corp.	62,997	0.0
1,200		San-A Co., Ltd.	59,217	0.0
6,200		Sapporo Holdings Ltd.	179,160	0.1
71,000		Seven & I Holdings Co., Ltd.	2,976,896	1.0
33,900		Shiseido Co., Ltd.	883,358	0.3
8,000		Showa Sangyo Co., Ltd.	33,954	0.0
1,000		Sogo Medical Co., Ltd.	36,973	0.0
2,400		ST Corp.	26,027	0.0
800		Starzen Co., Ltd.	29,468	0.0
3,100		Sugi Holdings Co., Ltd.	172,850	0.1
3,600		Sundrug Co., Ltd.	338,022	0.1
13,100		Suntory Beverage & Food Ltd.	592,790	0.2
13,000		Takara Holdings, Inc.	119,500	0.0
4,000		Tobu Store Co., Ltd.	11,280	0.0
1,400		Toho Co., Ltd./Hyogo	32,842	0.0
2,900		Torigoe Co., Ltd.	18,300	0.0
8,800		Toyo Suisan Kaisha Ltd.	356,955	0.1
3,900		Tsuruha Holdings, Inc.	472,246	0.2
36,200		Uni-Charm Corp.	813,326	0.3

See Accompanying Notes to Financial Statements

32

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
4,780		United Super Markets Holdings, Inc.	48,798	0.0
16,600		UNY Co., Ltd.	139,666	0.1
3,800		Valor Co., Ltd.	101,058	0.0
1,000		Warabeya Nichiyo Co., Ltd.	18,379	0.0
1,520		Welcia Holdings Co. Ltd.	96,098	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	14,315	0.0
10,300	L	Yakult Honsha Co., Ltd.	535,324	0.2
14,000		Yamatane Corp.	18,931	0.0
230		Yamaya Corp.	3,692	0.0
14,000		Yamazaki Baking Co., Ltd.	390,847	0.1
2,000		Yaoko Co., Ltd.	90,865	0.0
1,000		Yomeishu Seizo Co., Ltd.	16,819	0.0
			31,236,751	9.9

		Energy: 0.9%
4,900	@	AOC Holdings, Inc.	16,299	0.0
5,300		Cosmo Energy Holdings Co. Ltd.	64,970	0.0
9,500	L	Idemitsu Kosan Co., Ltd.	206,246	0.1
101,900		Inpex Corp.	796,919	0.3
4,000		Itochu Enex Co., Ltd.	35,494	0.0
700	L	Japan Drilling Co. Ltd.	15,057	0.0
4,000		Japan Oil Transportation Co., Ltd.	8,529	0.0
2,900		Japan Petroleum Exploration Co.	58,455	0.0
210,610		JX Holdings, Inc.	822,078	0.3
3,800		Mitsuuroko Co., Ltd.	18,314	0.0
2,300		Modec, Inc.	35,307	0.0
24,400		Nippon Coke & Engineering Co., Ltd.	14,825	0.0
2,100		Nippon Gas Co., Ltd.	45,649	0.0
1,000		Sala Corp.	5,706	0.0
4,500		San-Ai Oil Co., Ltd.	25,542	0.0
5,100		Shinko Plantech Co., Ltd.	38,173	0.0
18,300	L	Showa Shell Sekiyu KK	170,806	0.1
5,000		Sinanen Holdings Co., Ltd.	19,271	0.0
27,000		TonenGeneral Sekiyu KK	245,957	0.1
9,000		Toyo Kanetsu K K	17,534	0.0
			2,661,131	0.9

		Financials: 14.8%
28,000		77 Bank Ltd.	97,987	0.0
33,800	@,L	Acom Co., Ltd.	163,746	0.1
11,100		AEON Financial Service Co., Ltd.	240,348	0.1
10,370		Aeon Mall Co., Ltd.	135,682	0.1
700		Aichi Bank Ltd.	29,617	0.0
29,300	@,L	Aiful Corp.	86,947	0.0
3,700		Airport Facilities Co., Ltd.	18,055	0.0
11,000		Akita Bank Ltd.	31,408	0.0
1,300		Anicom Holdings, Inc.	36,774	0.0
13,000		Aomori Bank Ltd.	36,113	0.0
110,000		Aozora Bank Ltd.	381,589	0.1
9,400		Ashikaga Holdings Co. Ltd.	30,158	0.0
16,500		Asset Managers Co., Ltd.	65,188	0.0
13,000		Awa Bank Ltd.	67,897	0.0
1,300		Bank of Iwate Ltd.	48,994	0.0
33,000		Bank of Kyoto Ltd.	202,412	0.1
13,000		Bank of Nagoya Ltd.	40,581	0.0
1,800		Bank of Okinawa Ltd.	52,735	0.0
16,000		Bank of Saga Ltd.	34,771	0.0
3,700		Bank of the Ryukyus Ltd.	36,840	0.0
3,900		Century Leasing System, Inc.	126,217	0.1
64,000		Chiba Bank Ltd.	302,449	0.1
5,200		Chiba Kogyo Bank Ltd.	18,864	0.0
11,900		Chugoku Bank Ltd.	121,419	0.1
8,000		Chukyo Bank Ltd.	18,764	0.0
115,228	@	Concordia Financial Group Ltd.	445,000	0.1
12,600		Credit Saison Co., Ltd.	211,661	0.1
4,800		Daibiru Corp.	41,295	0.0
108,600		Dai-ichi Life Insurance Co., Ltd.	1,215,711	0.4
25,000		Daikyo, Inc.	36,248	0.0
12,000		Daisan Bank Ltd.	17,772	0.0
20,000		Daishi Bank Ltd.	63,836	0.0
13,000		Daito Bank Ltd.	21,792	0.0
7,100		Daito Trust Construction Co., Ltd.	1,152,773	0.4
57,060		Daiwa House Industry Co., Ltd.	1,675,681	0.5
156,000		Daiwa Securities Group, Inc.	821,866	0.3
1,100		eGuarantee, Inc.	34,984	0.0
10,000		Ehime Bank Ltd.	22,172	0.0
14,000		Eighteenth Bank Ltd.	34,200	0.0
11,800		FIDEA Holdings Co., Ltd.	15,554	0.0
5,700		Financial Products Group Co. Ltd.	58,844	0.0
14,000		Fukui Bank Ltd.	31,064	0.0
70,000		Fukuoka Financial Group, Inc.	230,808	0.1
34,000		Fukushima Bank Ltd.	28,825	0.0
1,900		Fuyo General Lease Co., Ltd.	77,196	0.0
2,000		GCA Savvian Corp.	16,982	0.0
1,720		Goldcrest Co., Ltd.	27,213	0.0
38,000		Gunma Bank Ltd.	137,996	0.1
30,000		Hachijuni Bank Ltd.	130,658	0.1
3,300		Heiwa Real Estate Co., Ltd.	41,974	0.0
52,000		Hiroshima Bank Ltd.	173,751	0.1
4,000		Hitachi Capital Corp.	79,388	0.0
18,000		Hokkoku Bank Ltd.	48,692	0.0
19,000		Hokuetsu Bank Ltd.	32,233	0.0
117,000		Hokugin Financial Group, Inc.	133,255	0.1
14,000		Hyakugo Bank Ltd.	48,327	0.0
19,000		Hyakujushi Bank Ltd.	55,350	0.0
3,500		IBJ Leasing Co., Ltd.	60,444	0.0
4,500		Ichiyoshi Securities Co., Ltd.	32,447	0.0
2,500		IwaiCosmo Holdings, Inc.	20,821	0.0
17,800		Iyo Bank Ltd.	109,019	0.0
9,000		Jaccs Co., Ltd.	39,478	0.0
3,000		Jafco Co., Ltd.	74,381	0.0
1,999	@	Japan Asia Investment Co., Ltd.	6,185	0.0

See Accompanying Notes to Financial Statements

33

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
42,200		Japan Post Bank Co. Ltd.	496,215	0.2
52,100		Japan Post Holdings Co. Ltd.	633,816	0.2
6,500		Japan Post Insurance Co. Ltd.	133,487	0.1
8,111		Japan Securities Finance Co., Ltd.	30,745	0.0
25,400		Jimoto Holdings, Inc.	35,049	0.0
1,200	L	Jowa Holdings Co. Ltd	47,747	0.0
63,000		Joyo Bank Ltd.	235,521	0.1
21,000		Juroku Bank Ltd.	55,639	0.0
16,400		kabu.com Securities Co., Ltd.	53,130	0.0
2,700		Kansai Urban Banking Corp.	23,588	0.0
4,200		Keihanshin Building Co. Ltd.	20,858	0.0
15,000		Keiyo Bank Ltd.	56,316	0.0
25,100	L	Kenedix, Inc.	94,323	0.0
800		Kita-Nippon Bank Ltd.	19,556	0.0
6,700		Kiyo Bank Ltd.	83,187	0.0
7,000		Kosei Securities Co., Ltd.	7,464	0.0
2,600		Kyokuto Securities Co., Ltd.	27,540	0.0
26,020		Kyushu Financial Group, Inc.	128,971	0.1
19,200		Leopalace21 Corp.	134,862	0.1
5,300		Marusan Securities Co., Ltd.	45,590	0.0
7,400		Matsui Securities Co., Ltd.	61,205	0.0
17,000		Michinoku Bank Ltd.	29,613	0.0
15,000		Mie Bank Ltd.	25,962	0.0
14,000		Minato Bank Ltd.	20,825	0.0
8,800		Mito Securities Co., Ltd.	19,987	0.0
126,000		Mitsubishi Estate Co., Ltd.	2,311,192	0.8
1,352,600		Mitsubishi UFJ Financial Group, Inc.	6,063,508	1.9
43,600		Mitsubishi UFJ Lease & Finance Co., Ltd.	167,536	0.1
90,000		Mitsui Fudosan Co., Ltd.	2,065,571	0.7
51,011		MS&AD Insurance Group Holdings, Inc.	1,321,701	0.4
12,000		Miyazaki Bank Ltd.	29,910	0.0
2,394,400		Mizuho Financial Group, Inc.	3,445,683	1.1
21,200		Monex Beans Holdings, Inc.	48,081	0.0
800		Money Square Holdings, Inc.	6,665	0.0
2,800		Musashino Bank Ltd.	63,493	0.0
6,000		Nagano Bank Ltd.	11,181	0.0
15,000		Nanto Bank Ltd.	47,863	0.0
55,000		Nishi-Nippon City Bank Ltd.	96,627	0.0
37,650		NKSJ Holdings, Inc.	1,001,949	0.3
323,300		Nomura Holdings, Inc.	1,149,836	0.4
11,000		Nomura Real Estate Holdings, Inc.	192,215	0.1
24,800		North Pacific Bank Ltd.	67,512	0.0
10,000		NTT Urban Development Corp.	107,506	0.0
23,000		Ogaki Kyoritsu Bank Ltd.	63,651	0.0
9,000		Oita Bank Ltd.	25,958	0.0
16,000		Okasan Securities Group, Inc.	71,593	0.0
2,500		Open House Co. Ltd.	68,480	0.0
59,100	@	Orient Corp.	107,609	0.0
120,000		ORIX Corp.	1,552,856	0.5
50,300		Osaka Securities Exchange Co. Ltd.	579,128	0.2
1,800		Pocket Card Co., Ltd.	9,072	0.0
700		Relo Holdings, Inc.	123,895	0.1
198,300		Resona Holdings, Inc.	724,769	0.2
1,300		Ricoh Leasing Co., Ltd.	33,237	0.0
10,000		San-In Godo Bank Ltd.	65,294	0.0
21,160		SBI Holdings, Inc.	210,714	0.1
15,930		Senshu Ikeda Holdings, Inc.	59,376	0.0
62,800		Seven Bank Ltd.	194,926	0.1
15,000		Shiga Bank Ltd.	64,301	0.0
13,000		Shikoku Bank Ltd.	25,467	0.0
1,200		Shimizu Bank Ltd.	26,173	0.0
151,000		Shinsei Bank Ltd.	220,004	0.1
49,000		Shizuoka Bank Ltd.	345,088	0.1
35,600		Hulic Co. Ltd.	375,138	0.1
15,800		Sony Financial Holdings, Inc.	178,649	0.1
135,152		Sumitomo Mitsui Financial Group, Inc.	3,902,522	1.3
352,440		Sumitomo Mitsui Trust Holdings, Inc.	1,146,774	0.4
1,220		Sumitomo Real Estate Sales Co., Ltd.	23,985	0.0
41,000		Sumitomo Realty & Development Co., Ltd.	1,111,812	0.4
2,300		Sun Frontier Fudousan Co., Ltd.	23,511	0.0
16,300		Suruga Bank Ltd.	368,366	0.1
61,700		T&D Holdings, Inc.	523,958	0.2
7,000		Taiko Bank Ltd.	12,388	0.0
8,000		Takara Leben Co., Ltd.	61,311	0.0
6,000		TOC Co., Ltd.	49,215	0.0
10,000		Tochigi Bank Ltd.	34,555	0.0
16,000		Toho Bank Ltd.	49,573	0.0
18,000		Tohoku Bank Ltd.	24,403	0.0
19,400		Tokai Tokyo Financial Holdings	82,632	0.0
68,600		Tokio Marine Holdings, Inc.	2,283,768	0.7
5,000		Tokyo Rakutenchi Co., Ltd.	22,914	0.0
18,500		Tokyo Tatemono Co., Ltd.	221,857	0.1
7,000		Tokyo Theatres Co., Inc.	7,758	0.0
2,328		Tokyo TY Financial Group, Inc.	54,070	0.0
40,996		Tokyu Fudosan Holdings Corp.	255,756	0.1
11,000		Tomato Bank Ltd.	14,803	0.0
15,600		TOMONY Holdings, Inc.	46,919	0.0
3,600		Tosei Corp.	25,868	0.0
6,000		Tottori Bank Ltd.	9,607	0.0
26,000		Towa Bank Ltd.	20,123	0.0
11,000		Toyo Securities Co., Ltd.	20,686	0.0
10,300		Tsukuba Bank Ltd.	27,528	0.0
10,000		Yamagata Bank Ltd.	39,268	0.0
15,000		Yamaguchi Financial Group, Inc.	141,844	0.1
12,000		Yamanashi Chuo Bank Ltd.	42,274	0.0

See Accompanying Notes to Financial Statements

34

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
4,700		Zenkoku Hosho Co. Ltd.	171,665	0.1
			46,597,747	14.8

		Health Care: 7.9%
21,700		Alfresa Holdings Corp.	453,359	0.1
1,400		As One Corp.	56,304	0.0
2,200		ASKA Pharmaceutical Co., Ltd.	37,012	0.0
201,900		Astellas Pharma, Inc.	3,166,265	1.0
1,100		BML, Inc.	50,383	0.0
17,700		Chugai Pharmaceutical Co., Ltd.	630,796	0.2
1,400		CMIC Co., Ltd.	21,668	0.0
900		Create Medic Co., Ltd.	7,097	0.0
60,900		Daiichi Sankyo Co., Ltd.	1,479,572	0.5
2,700		Daiken Medical Co. Ltd	20,536	0.0
12,800	L	Dainippon Sumitomo Pharma Co., Ltd.	221,860	0.1
1,060		Daito Pharmaceutical Co. Ltd.	29,117	0.0
1,800		Eiken Chemical Co., Ltd.	39,425	0.0
22,100		Eisai Co., Ltd.	1,233,978	0.4
2,100		EPS Holdings, Inc.	26,384	0.0
1,800		FALCO HOLDINGS Co. Ltd.	23,538	0.0
10,000		Fuso Pharmaceutical Industries Ltd.	26,706	0.0
5,600		Hisamitsu Pharmaceutical Co., Inc.	322,904	0.1
1,100		Hogy Medical Co., Ltd.	76,558	0.0
1,400		JCR Pharmaceuticals Co. Ltd.	41,411	0.0
9,000		Jeol Ltd.	34,469	0.0
3,200		Kaken Pharmaceutical Co., Ltd.	209,799	0.1
3,000		Kissei Pharmaceutical Co., Ltd.	60,189	0.0
5,100		Kyorin Co., Ltd.	100,005	0.0
21,400		Kyowa Hakko Kogyo Co., Ltd.	364,994	0.1
15,500		M3, Inc.	540,950	0.2
2,500	L	Mani, Inc.	42,604	0.0
17,700		Medipal Holdings Corp.	291,003	0.1
4,900		Miraca Holdings, Inc.	212,504	0.1
20,200		Mitsubishi Tanabe Pharma Corp.	364,977	0.1
1,300		Mochida Pharmaceutical Co., Ltd.	105,050	0.0
2,300		Nagaileben Co., Ltd.	55,208	0.0
3,100		NichiiGakkan Co., Ltd.	21,039	0.0
4,550		Nichi-iko Pharmaceutical Co., Ltd.	92,978	0.0
7,600		Nihon Kohden Corp.	213,846	0.1
6,500		Nikkiso Co., Ltd.	42,026	0.0
5,000		Nippon Chemiphar Co., Ltd.	22,473	0.0
4,300		Nippon Shinyaku Co., Ltd.	225,476	0.1
13,000		Nipro Corp.	161,507	0.1
1,400		Nissui Pharmaceutical Co., Ltd.	15,390	0.0
25,600		Olympus Corp.	955,945	0.3
41,300		Ono Pharmaceutical Co., Ltd.	1,799,072	0.6
39,000		Otsuka Holdings Co. Ltd.	1,797,232	0.6
1,700		Paramount Bed Holdings Co. Ltd.	86,291	0.0
2,800	@,L	PeptiDream, Inc.	167,467	0.1
9,400		Rohto Pharmaceutical Co., Ltd.	143,257	0.1
32,900		Santen Pharmaceutical Co., Ltd.	517,095	0.2
3,200		Sawai Pharmaceutical Co., Ltd.	248,061	0.1
3,700		Seikagaku Corp.	57,611	0.0
2,600	@	Shin Nippon Biomedical Laboratories Ltd.	14,078	0.0
26,300		Shionogi & Co., Ltd.	1,437,718	0.5
3,600		Ship Healthcare Holdings, Inc.	112,046	0.0
8,030		Suzuken Co., Ltd.	252,754	0.1
13,400		Sysmex Corp.	922,704	0.3
1,500		Taiko Pharmaceutical Co. Ltd.	23,194	0.0
4,200		Taisho Pharmaceutical Holdings Co. Ltd.	441,966	0.1
3,800		Takara Bio, Inc.	50,549	0.0
71,800		Takeda Pharmaceutical Co., Ltd.	3,096,604	1.0
26,500		Terumo Corp.	1,130,897	0.4
5,800		Toho Holdings Co., Ltd.	139,764	0.0
1,100		Tokai Corp./Gifu	33,204	0.0
1,400		Torii Pharmaceutical Co., Ltd.	32,528	0.0
900		Towa Pharmaceutical Co., Ltd.	46,996	0.0
3,000		Tsukui Corp.	53,166	0.0
5,900		Tsumura & Co.	160,030	0.1
3,100		Vital KSK Holdings, Inc.	29,327	0.0
3,300		ZERIA Pharmaceutical Co., Ltd.	47,760	0.0
			24,938,676	7.9

		Industrials: 21.7%
2,500		Advan Co., Ltd.	27,681	0.0
1,800		Aeon Delight Co., Ltd.	49,029	0.0
5,400		Aica Kogyo Co., Ltd.	123,408	0.1
2,900		Aichi Corp.	20,697	0.0
4,400		Aida Engineering Ltd.	36,161	0.0
317,000		All Nippon Airways Co., Ltd.	903,325	0.3
26,900		Amada Holdings Co., Ltd.	273,092	0.1
3,000		Anest Iwata Corp.	25,829	0.0
6,000	@	Arrk Corp.	4,240	0.0
5,200		Asahi Diamond Industrial Co., Ltd.	40,265	0.0
94,000		Asahi Glass Co., Ltd.	510,128	0.2
3,600		Asahi Kogyosha Co., Ltd.	17,201	0.0
9,000		Asanuma Corp.	18,582	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	10,069	0.0
7,000		Bando Chemical Industries Ltd.	33,825	0.0
5,100		Bunka Shutter Co., Ltd.	40,907	0.0
20,000		Central Glass Co., Ltd.	85,986	0.0
15,400		Central Japan Railway Co.	2,739,099	0.9
1,200		Central Security Patrols Co., Ltd.	24,795	0.0
13,000		Chiyoda Corp.	85,970	0.0

See Accompanying Notes to Financial Statements

35

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,300		Chiyoda Integre Co., Ltd.	24,065	0.0
2,600		Chudenko Corp.	52,428	0.0
13,000		Chugai Ro Co., Ltd.	27,467	0.0
5,900		CKD Corp.	44,125	0.0
8,500		COMSYS Holdings Corp.	137,806	0.1
2,600		Cosel Co., Ltd.	26,609	0.0
2,100		CTI Engineering Co., Ltd.	16,929	0.0
47,000		Dai Nippon Printing Co., Ltd.	523,812	0.2
4,000		Dai-Dan Co., Ltd.	29,555	0.0
9,700		Daifuku Co., Ltd.	173,725	0.1
12,000		Daihen Corp.	52,561	0.0
7,000		Daiho Corp.	31,392	0.0
7,000		Daiichi Jitsugyo Co., Ltd.	30,219	0.0
25,100		Daikin Industries Ltd.	2,109,524	0.7
3,500		Daiseki Co., Ltd.	67,687	0.0
3,100		Daiwa Industries Ltd.	26,680	0.0
2,400		Denyo Co., Ltd.	24,836	0.0
900		Dream Incubator, Inc.	17,779	0.0
4,700		Duskin Co., Ltd.	79,365	0.0
31,500		East Japan Railway Co.	2,919,210	0.9
41,000		Ebara Corp.	225,859	0.1
700		Ebara Jitsugyo Co. Ltd.	8,214	0.0
700		Endo Lighting Corp.	6,298	0.0
17,600		Fanuc Ltd.	2,863,049	0.9
17,800		Fudo Tetra Corp.	26,871	0.0
53,000		Fuji Electric Holdings Co., Ltd.	220,667	0.1
6,300		Fuji Machine Manufacturing Co., Ltd.	57,135	0.0
26,000		Fujikura Ltd.	120,087	0.1
5,600		Fujitec Co., Ltd.	48,356	0.0
4,000		Fukuda Corp.	40,840	0.0
1,600		Fukushima Industries Corp.	47,161	0.0
8,000	L	Fukuyama Transporting Co., Ltd.	42,085	0.0
2,500		FULLCAST Holdings Co., Ltd.	20,802	0.0
2,940		Funai Soken Holdings, Inc.	39,904	0.0
31,000		Furukawa Co., Ltd.	43,763	0.0
60,000		Furukawa Electric Co., Ltd.	139,020	0.1
3,000		Futaba Corp.	57,150	0.0
1,000		Gakujo Co., Ltd.	13,693	0.0
1,100		Gecoss Corp.	10,726	0.0
6,200		Glory Ltd.	168,699	0.1
35,000		GS Yuasa Corp.	134,235	0.1
1,500		Hamakyorex Co., Ltd.	27,726	0.0
114,000		Hankyu Hanshin Holdings, Inc.	850,046	0.3
19,000		Hanwa Co., Ltd.	99,262	0.0
13,200		Hazama Ando Corp.	73,319	0.0
3,000		Hibiya Engineering Ltd.	44,460	0.0
23,000		Hino Motors Ltd.	229,079	0.1
3,400		Hisaka Works Ltd.	28,053	0.0
8,000		Hitachi Construction Machinery Co., Ltd.	116,768	0.1
3,900		Hitachi Transport System Ltd.	64,158	0.0
14,600		Hitachi Zosen Corp.	70,633	0.0
3,200		Hokuetsu Industries Co. Ltd.	17,931	0.0
3,800		Hoshizaki Electric Co., Ltd.	371,998	0.1
5,000		Hosokawa Micron Corp.	25,739	0.0
2,000		Howa Machinery Ltd.	10,087	0.0
3,000		Ichinen Holdings Co., Ltd.	26,972	0.0
2,400		Idec Corp.	21,250	0.0
131,000		IHI Corp.	353,109	0.1
9,900		Iino Kaiun Kaisha Ltd.	36,625	0.0
2,300		Inaba Denki Sangyo Co., Ltd.	78,776	0.0
2,200		Inaba Seisakusho Co., Ltd.	28,694	0.0
3,800		Inabata & Co., Ltd.	34,491	0.0
1,330		Inui Warehouse Co. Ltd.	11,920	0.0
24,000		Iseki & Co., Ltd.	52,430	0.0
132,500		Itochu Corp.	1,620,901	0.5
4,000		Itoki Corp.	22,097	0.0
6,000		Iwasaki Electric Co., Ltd.	7,949	0.0
21,000		Iwatani International Corp.	119,126	0.1
32,700		Japan Airlines Co. Ltd.	1,052,045	0.4
5,600	L	Japan Airport Terminal Co., Ltd.	203,175	0.1
5,950		Japan Bridge Corp.	10,912	0.0
8,000		Japan Pulp & Paper Co., Ltd.	25,629	0.0
30,000		Japan Steel Works Ltd.	137,126	0.1
7,000		Japan Transcity Corp.	23,311	0.0
19,000		JGC Corp.	271,997	0.1
2,600		JK Holdings Co., Ltd.	11,456	0.0
24,570		LIXIL Group Corp.	403,485	0.1
17,800		JTEKT Corp.	201,754	0.1
2,700		Juki Corp.	24,235	0.0
90,000		Kajima Corp.	625,206	0.2
17,000		Kamigumi Co., Ltd.	157,128	0.1
2,000		Kanaden Corp.	16,877	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	16,951	0.0
2,500		Kanamoto Co., Ltd.	48,716	0.0
8,000		Kandenko Co., Ltd.	65,439	0.0
34,000		Kanematsu Corp.	53,729	0.0
3,400		Katakura Industries Co., Ltd.	37,780	0.0
6,000		Kato Works Co., Ltd.	23,165	0.0
500		Kawada Technologies, Inc.	16,483	0.0
132,000		Kawasaki Heavy Industries Ltd.	372,193	0.1
77,000	L	Kawasaki Kisen Kaisha Ltd.	181,499	0.1
40,000		Keihan Holdings Co., Ltd.	277,174	0.1
44,000		Keihin Electric Express Railway Co., Ltd.	442,776	0.2
47,000		Keio Corp.	443,345	0.2
26,000		Keisei Electric Railway Co., Ltd.	335,134	0.1
3,300		Kimura Chemical Plants Co., Ltd.	9,572	0.0
900		Kimura Unity Co., Ltd.	8,801	0.0
11,700		Kinden Corp.	126,651	0.1
2,000	L	King Jim Co., Ltd.	15,916	0.0
3,000		Kinki Sharyo Co., Ltd.	7,297	0.0

See Accompanying Notes to Financial Statements

36

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
171,000		Kintetsu Group Holdings Co., Ltd.	731,784	0.3
3,000		Kintetsu World Express, Inc.	36,343	0.0
14,000		Kitagawa Iron Works Co., Ltd.	23,006	0.0
8,000		Kitano Construction Corp.	19,803	0.0
2,200		Kito Corp.	17,468	0.0
7,700		Kitz Corp.	36,538	0.0
4,000	@	Kobe Electric Railway Co. Ltd	14,145	0.0
9,000		Kokuyo Co., Ltd.	128,206	0.1
3,950		Komai Tekko, Inc.	7,619	0.0
88,000		Komatsu Ltd.	1,528,708	0.5
900		Komatsu Wall Industry Co., Ltd.	13,232	0.0
4,200		Komori Corp.	47,012	0.0
2,800		Konoike Transport Co. Ltd.	29,143	0.0
800		KRS Corp.	20,656	0.0
86,500		Kubota Corp.	1,169,941	0.4
27,000	L	Kumagai Gumi Co., Ltd.	76,524	0.0
11,100		Kurita Water Industries Ltd.	247,438	0.1
3,700		Kuroda Electric Co., Ltd.	63,551	0.0
11,000		Kyodo Printing Co., Ltd.	33,718	0.0
3,900		Kyokuto Kaihatsu Kogyo Co. Ltd.	36,649	0.0
7,500		Kyowa Exeo Corp.	93,831	0.0
3,600		Kyudenko Corp.	106,557	0.1
4,900		Mabuchi Motor Co., Ltd.	207,538	0.1
13,000		Maeda Corp.	101,739	0.0
2,100		Maeda Kosen Co. Ltd	19,779	0.0
6,000		Maeda Road Construction Co., Ltd.	102,483	0.0
1,600		Maezawa Kasei Industries Co., Ltd.	15,698	0.0
600		Maezawa Kyuso Industries Co., Ltd.	7,679	0.0
10,000		Makino Milling Machine Co., Ltd.	51,105	0.0
11,100		Makita Corp.	737,008	0.3
163,500		Marubeni Corp.	738,650	0.3
700		Maruka Machinery Co. Ltd.	7,638	0.0
8,000		Maruzen Showa Unyu Co., Ltd.	29,343	0.0
1,500		Matsuda Sangyo Co., Ltd.	18,455	0.0
3,000		Matsui Construction Co., Ltd.	31,782	0.0
3,000		Max Co., Ltd.	34,091	0.0
17,000		Meidensha Corp.	55,293	0.0
6,000		Meisei Industrial Co. Ltd.	25,927	0.0
2,300		Meitec Corp.	78,179	0.0
2,400		Meiwa Corp.	7,118	0.0
29,000		Minebea Co., Ltd.	197,023	0.1
5,610		Mirait Holdings Corp.	55,155	0.0
19,300		MISUMI Group, Inc.	348,456	0.1
126,500		Mitsubishi Corp.	2,227,328	0.7
183,000		Mitsubishi Electric Corp.	2,184,719	0.7
302,000		Mitsubishi Heavy Industries Ltd.	1,214,409	0.4
12,000		Mitsubishi Logistics Corp.	167,884	0.1
9,000	L	Mitsubishi Kakoki Kaisha Ltd.	15,818	0.0
1,400		Mitsubishi Pencil Co., Ltd.	65,614	0.0
5,000		Mitsuboshi Belting Co., Ltd.	38,985	0.0
152,200		Mitsui & Co., Ltd.	1,816,838	0.6
67,000		Mitsui Engineering & Shipbuilding Co., Ltd.	92,328	0.0
17,000		Mitsui Matsushima Co., Ltd.	16,967	0.0
85,000		Mitsui OSK Lines Ltd.	180,753	0.1
13,000		Mitsui-Soko Co., Ltd.	34,789	0.0
8,500		Miura Co., Ltd.	190,003	0.1
6,000		Miyaji Engineering Group, Inc.	7,784	0.0
6,100		MonotaRO Co. Ltd.	201,672	0.1
10,000		DMG Mori Co. Ltd.	96,482	0.0
3,200		Morita Holdings Corp.	42,264	0.0
3,100		Moshi Moshi Hotline, Inc.	32,419	0.0
9,700		Nabtesco Corp.	231,444	0.1
1,900		NAC Co., Ltd.	15,597	0.0
17,000		Nachi-Fujikoshi Corp.	51,829	0.0
9,700		Nagase & Co., Ltd.	107,294	0.1
65,000		Nagoya Railroad Co., Ltd.	366,238	0.1
5,844		Namura Shipbuilding Co., Ltd.	32,328	0.0
41,000		Nankai Electric Railway Co., Ltd.	231,191	0.1
830	@	NC Holdings Co. Ltd.	6,928	0.0
800		NEC Capital Solutions Ltd.	10,982	0.0
23,000		NGK Insulators Ltd.	464,997	0.2
10,000		Nichias Corp.	76,544	0.0
600		Nichiden Corp.	18,321	0.0
2,500		Nichiha Corp.	39,506	0.0
4,000		Nichireki Co., Ltd.	24,883	0.0
20,814		Nidec Corp.	1,584,425	0.5
3,000		Nihon M&A Center, Inc.	194,853	0.1
600		Nihon Trim Co., Ltd.	41,692	0.0
4,000		Nikko Co. Ltd./Hyogo	11,549	0.0
4,000		Nippo Corp.	68,042	0.0
12,000		Nippon Carbon Co., Ltd.	22,758	0.0
3,300		Nippon Densetsu Kogyo Co., Ltd.	55,530	0.0
65,000		Nippon Express Co., Ltd.	297,031	0.1
2,100		Nippon Hume Corp.	11,054	0.0
2,400		Nippon Kanzai Co., Ltd.	38,071	0.0
10,000		Nippon Koei Co. Ltd.	30,318	0.0
5,500		Nippon Konpo Unyu Soko Co., Ltd.	98,829	0.0
27,400	L	Nippon Parking Development Co. Ltd.	33,050	0.0
7,000		Nippon Road Co., Ltd.	26,942	0.0
2,000		Nippon Seisen Co., Ltd.	7,909	0.0
8,000	@,L	Nippon Sharyo Ltd.	21,016	0.0
98,000	@	Nippon Sheet Glass Co., Ltd.	61,723	0.0
9,280		Nippon Steel & Sumikin Bussan Corp.	29,988	0.0
6,000		Nippon Thompson Co., Ltd.	18,245	0.0
148,880		Nippon Yusen KK	261,915	0.1
4,000		Nippon Yusoki Co., Ltd.	22,512	0.0

See Accompanying Notes to Financial Statements

37

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
22,000		Nishimatsu Construction Co., Ltd.	102,561	0.0
24,000		Nishi-Nippon Railroad Co., Ltd.	124,548	0.1
1,500		Nishio Rent All Co., Ltd.	30,684	0.0
1,200		Nissei ASB Machine Co. Ltd	19,997	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	12,746	0.0
3,200	L	Nissha Printing Co., Ltd.	58,735	0.0
7,000		Nissin Corp.	20,945	0.0
4,800		Nissin Electric Co., Ltd.	71,046	0.0
2,100		Nitta Corp.	47,591	0.0
12,000		Nitto Boseki Co., Ltd.	40,567	0.0
3,100		Nitto Kogyo Corp.	38,541	0.0
1,000		Nitto Kohki Co., Ltd.	21,277	0.0
2,900		Nittoc Construction Co. Ltd.	11,082	0.0
4,300		Nomura Co., Ltd.	64,558	0.0
13,000		Noritake Co., Ltd.	29,632	0.0
3,400		Noritz Corp.	60,723	0.0
12,000		NS United Kaiun Kaisha Ltd.	15,215	0.0
36,300		NSK Ltd.	265,713	0.1
44,000		NTN Corp.	118,728	0.1
1,100		Obara Corp.	40,899	0.0
58,000		Obayashi Corp.	617,521	0.2
3,000		Obayashi Road Corp.	18,722	0.0
55,000		Odakyu Electric Railway Co., Ltd.	644,927	0.2
2,380		Oiles Corp.	37,487	0.0
5,600		Okamura Corp.	55,758	0.0
16,000		OKK Corp.	15,273	0.0
11,000		Okuma Corp.	72,310	0.0
19,000		Okumura Corp.	105,051	0.1
1,900		Onoken Co., Ltd.	21,413	0.0
4,000		Organo Corp.	15,051	0.0
8,500		OSG Corp.	141,596	0.1
1,100		Outsourcing, Inc.	50,664	0.0
2,600		Oyo Corp.	28,685	0.0
9,000		Park24 Co., Ltd.	309,280	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	11,916	0.0
21,600		Penta-Ocean Construction Co., Ltd.	114,215	0.1
3,200		Pilot Corp.	137,915	0.1
1,400		Prestige International, Inc.	20,801	0.0
2,500		Pronexus, Inc.	24,437	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	12,211	0.0
3,100		Raito Kogyo Co., Ltd.	32,380	0.0
10,000	@	Rasa Industries Ltd.	9,417	0.0
36,200		Recruit Holdings Co. Ltd.	1,322,535	0.4
2,200		Rheon Automatic Machinery Co., Ltd.	11,721	0.0
11,000		Ryobi Ltd.	45,694	0.0
7,000		Sakai Heavy Industries Ltd.	11,433	0.0
800		Sakai Moving Service Co., Ltd.	21,774	0.0
3,800	@	Sanix, Inc.	5,809	0.0
4,600		Sanki Engineering Co., Ltd.	36,666	0.0
2,300		Sankyo Tateyama, Inc.	32,387	0.0
23,000		Sankyu, Inc.	123,459	0.1
18,600		Sanwa Holdings Corp.	169,075	0.1
5,000		Sanyo Denki Co. Ltd.	22,617	0.0
1,800		Sata Construction Co., Ltd.	6,255	0.0
2,400		Sato Holding Corp.	44,979	0.0
2,300		Sato Shoji Corp.	13,457	0.0
2,000		SBS Holdings, Inc.	14,405	0.0
18,500		Secom Co., Ltd.	1,367,757	0.5
2,000		Seibu Electric Industry Co., Ltd.	7,612	0.0
18,100		Seibu Holdings, Inc.	306,565	0.1
5,800		Seikitokyu Kogyo Co., Ltd.	27,426	0.0
12,400		Seino Holdings Corp.	113,675	0.1
2,500		Sekisui Jushi Corp.	35,601	0.0
7,300		Senko Co., Ltd.	43,960	0.0
6,000		Shibusawa Warehouse Co., Ltd.	16,052	0.0
900		Shibuya Corp.	14,841	0.0
2,300		Shima Seiki Manufacturing Ltd.	44,479	0.0
58,000		Shimizu Corp.	543,403	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	18,358	0.0
2,000		Shin-Keisei Electric Railway Co., Ltd.	7,461	0.0
8,000		Shinmaywa Industries Ltd.	49,654	0.0
2,700		Shinnihon Corp.	17,748	0.0
5,000		Shinsho Corp.	8,130	0.0
2,000		Shinwa Co., Ltd./Nagoya	26,474	0.0
2,100		SHO-BOND Holdings Co., Ltd.	95,458	0.0
14,000		Sinfonia Technology Co. Ltd.	22,817	0.0
4,900		Sintokogio Ltd.	36,688	0.0
5,400		SMC Corp.	1,328,541	0.4
2,000		Soda Nikka Co., Ltd.	8,858	0.0
2,900		Sodick Co., Ltd.	22,435	0.0
6,100		Sohgo Security Services Co., Ltd.	301,554	0.1
103,900		Sojitz Corp.	246,194	0.1
31,000		Sotetsu Holdings, Inc.	174,101	0.1
3,800		Star Micronics Co., Ltd.	40,075	0.0
1,000		Subaru Enterprise Co., Ltd.	3,753	0.0
800		Sugimoto & Co., Ltd.	8,780	0.0
8,600		Sumiseki Holdings, Inc.	6,903	0.0
105,700		Sumitomo Corp.	1,065,446	0.4
1,400		Sumitomo Densetsu Co., Ltd.	15,250	0.0
71,500		Sumitomo Electric Industries Ltd.	946,334	0.3
53,700		Sumitomo Heavy Industries	235,899	0.1
75,800		Sumitomo Mitsui Construction Co., Ltd.	64,090	0.0
4,000		Sumitomo Precision Products	12,057	0.0
12,000		Sumitomo Warehouse Co., Ltd.	59,736	0.0
42,000	@	SWCC Showa Holdings Co., Ltd.	23,061	0.0
9,000		Tadano Ltd.	75,146	0.0

See Accompanying Notes to Financial Statements

38

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,000		Taihei Dengyo Kaisha Ltd.	40,645	0.0
14,000		Taiheiyo Kouhatsu, Inc.	9,306	0.0
2,400		Taikisha Ltd.	59,606	0.0
99,500		Taisei Corp.	817,562	0.3
1,800		Takaoka Toko Co. Ltd	29,199	0.0
1,200		Takara Printing Co., Ltd.	15,083	0.0
7,000		Takara Standard Co., Ltd.	63,357	0.0
6,000		Takasago Thermal Engineering Co., Ltd.	70,895	0.0
2,500		Takeei Corp.	22,749	0.0
1,500		Takeuchi Manufacturing Co. Ltd.	19,537	0.0
7,000		Takisawa Machine Tool Co., Ltd.	8,364	0.0
7,000		Takuma Co., Ltd.	62,113	0.0
4,200		Tanseisha Co., Ltd.	31,168	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	11,525	0.0
3,100		TechnoPro Holdings, Inc.	96,529	0.0
1,600		Teikoku Electric Manufacturing Co., Ltd.	12,130	0.0
2,500		Teikoku Sen-I Co., Ltd.	31,403	0.0
14,000	L	Tekken Corp.	40,445	0.0
12,700		Temp Holdings Co., Ltd.	220,044	0.1
11,200		THK Co., Ltd.	190,897	0.1
18,000		Toa Corp.	28,706	0.0
4,000		TOA Road Corp.	10,429	0.0
17,200	L	Tobishima Corp.	28,784	0.0
87,000		Tobu Railway Co., Ltd.	477,502	0.2
1,700		Tocalo Co., Ltd.	27,549	0.0
24,000		Toda Corp.	103,829	0.1
4,000		Toenec Corp.	20,310	0.0
7,200		TOKAI Holdings Corp.	45,768	0.0
3,000		Tokyo Energy & Systems, Inc.	30,508	0.0
8,000		TOKYO KEIKI INC.	12,141	0.0
2,500		Tokyo Sangyo Co. Ltd.	8,421	0.0
6,590		Tokyu Construction Co., Ltd.	60,152	0.0
100,000		Tokyu Corp.	877,969	0.3
9,000		Toli Corp.	25,371	0.0
1,900		Tomoe Corp.	6,018	0.0
3,400		Toppan Forms Co., Ltd.	35,133	0.0
44,000		Toppan Printing Co., Ltd.	378,344	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	21,837	0.0
362,000	@,L	Toshiba Corp.	986,089	0.3
13,000		Toshiba Machine Co., Ltd.	39,324	0.0
3,200		Toshiba Plant Systems & Services Corp.	52,357	0.0
5,000		Tosho Printing Co., Ltd.	24,318	0.0
2,400		Totetsu Kogyo Co., Ltd.	66,269	0.0
13,000		Toto Ltd.	519,470	0.2
6,400		Toyo Construction Co., Ltd.	29,001	0.0
13,000		Toyo Engineering Corp.	43,160	0.0
5,000		Toyo Logistics Co., Ltd.	10,688	0.0
1,200		Toyo Tanso Co., Ltd.	15,365	0.0
6,000		Toyo Wharf & Warehouse Co., Ltd.	8,229	0.0
18,800		Toyota Tsusho Corp.	404,752	0.1
600		Trancom Co. Ltd.	39,603	0.0
2,000		Trusco Nakayama Corp.	100,850	0.0
10,000		Tsubakimoto Chain Co.	61,811	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	7,586	0.0
8,000		Tsugami Corp.	30,363	0.0
3,800		Tsukishima Kikai Co., Ltd.	35,620	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	15,683	0.0
4,000		Uchida Yoko Co., Ltd.	17,808	0.0
4,100		Ueki Corp.	8,106	0.0
1,000		Union Tool Co.	27,366	0.0
10,600		Ushio, Inc.	124,535	0.1
22,000		Wakachiku Construction Co., Ltd.	31,986	0.0
3,000		Wakita & Co. Ltd.	19,804	0.0
700		Weathernews, Inc.	24,635	0.0
16,500		West Japan Railway Co.	1,045,660	0.3
4,000		Yahagi Construction Co., Ltd.	32,180	0.0
4,700		YAMABIKO Corp.	34,188	0.0
30,600		Yamato Holdings Co., Ltd.	702,606	0.2
6,200		Yamazen Corp.	49,475	0.0
2,100		Yasuda Logistics Corp.	12,535	0.0
4,500		Yokogawa Bridge Corp.	44,758	0.0
1,000		Yondenko Corp.	3,816	0.0
1,700		Yuasa Trading Co., Ltd.	35,073	0.0
4,000		Yuken Kogyo Co., Ltd.	6,382	0.0
2,000		Yusen Logistics Co. Ltd.	19,895	0.0
900		Yushin Precision Equipment Co., Ltd.	15,897	0.0
			68,321,861	21.7

		Information Technology: 10.3%
2,300		A&D Co., Ltd.	8,365	0.0
12,100		Advantest Corp.	134,988	0.1
3,000	L	Ai Holdings Corp.	70,261	0.0
4,000		Aichi Tokei Denki Co., Ltd.	11,679	0.0
1,500		Aiphone Co., Ltd.	24,894	0.0
1,280		Alpha Systems, Inc.	20,454	0.0
15,200		Alps Electric Co., Ltd.	288,774	0.1
5,600		Amano Corp.	97,548	0.0
11,700		Anritsu Corp.	67,516	0.0
1,600		Argo Graphics, Inc.	24,777	0.0
5,200		Arisawa Manufacturing Co., Ltd.	26,534	0.0
3,000		Asahi Net, Inc.	13,108	0.0
1,400		Ateam, Inc.	24,359	0.0
825		Axell Corp.	5,432	0.0
2,700		Broadleaf Co. Ltd.	24,884	0.0
22,800		Brother Industries Ltd.	244,560	0.1
2,900		CAC Holdings Corp.	22,262	0.0
1,600		Canon Electronics, Inc.	22,102	0.0
91,766	L	Canon, Inc.	2,619,938	0.9
4,600		Capcom Co., Ltd.	106,154	0.1
3,000		Computer Institute of Japan Ltd.	13,258	0.0
21,500		Citizen Holdings Co., Ltd.	104,645	0.1
3,800	@	CMK Corp.	15,336	0.0
5,000		COLOPL, Inc.	99,455	0.1
1,400		Cybernet Systems Co., Ltd.	9,974	0.0
3,600		Cybozu, Inc.	13,330	0.0
1,200		Dai-ichi Seiko Co. Ltd	11,433	0.0

See Accompanying Notes to Financial Statements

39

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,000		Dainippon Screen Manufacturing Co., Ltd.	195,916	0.1
18,000		Daiwabo Holdings Co., Ltd.	38,172	0.0
5,000		Denki Kogyo Co., Ltd.	21,752	0.0
4,100	@	Dexerials Corp	28,737	0.0
1,200		Digital Arts, Inc.	35,711	0.0
2,600		Digital Garage, Inc.	60,669	0.0
2,300		Dip Corp.	62,053	0.0
2,400		Disco Corp.	217,056	0.1
2,100		DTS Corp.	39,055	0.0
1,900		Eizo Nanao Corp.	50,842	0.0
900		Enplas Corp.	23,727	0.0
2,600		ESPEC Corp.	32,293	0.0
1,000		Excel Co., Ltd.	12,911	0.0
5,400		F N Communications, Inc.	41,877	0.0
870		Faith, Inc.	9,172	0.0
3,100		Fuji Soft, Inc.	73,387	0.0
40,900		Fuji Film Holdings Corp.	1,586,937	0.5
166,000		Fujitsu Ltd.	610,435	0.2
2,700		Furuno Electric Co., Ltd.	13,810	0.0
6,700		GMO internet, Inc.	69,820	0.0
1,600		GMO Payment Gateway, Inc.	90,939	0.0
2,600		Gurunavi, Inc.	75,387	0.0
11,500	@	Gree, Inc.	65,178	0.0
1,400	@	Gumi, Inc.	13,431	0.0
25,600	L	GungHo Online Entertainment, Inc.	69,367	0.0
13,500		Hamamatsu Photonics KK	378,798	0.1
600	L	Hearts United Group Co. Ltd	16,710	0.0
1,200		Hioki EE Corp.	22,733	0.0
2,865		Hirose Electric Co., Ltd.	352,298	0.1
5,600		Hitachi High-Technologies Corp.	153,260	0.1
3,900		Hitachi Kokusai Electric, Inc.	65,312	0.0
436,146		Hitachi Ltd.	1,827,389	0.6
3,000		Hitachi Maxell Ltd.	40,818	0.0
1,300		Hochiki Corp.	14,332	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	10,591	0.0
3,300	L	Horiba Ltd.	145,196	0.1
5,500		Hosiden Corp.	34,194	0.0
38,800		Hoya Corp.	1,385,781	0.5
10,500		Ibiden Co., Ltd.	118,718	0.1
1,100		Icom, Inc.	21,562	0.0
3,600		Ines Corp.	35,636	0.0
1,300		I-Net Corp.	13,323	0.0
2,600		Innotech Corp.	10,724	0.0
2,900		Internet Initiative Japan, Inc.	59,410	0.0
1,600		Information Services International-Dentsu Ltd.	24,998	0.0
6,000		IT Holdings Corp.	138,185	0.1
3,900		Itfor, Inc.	18,783	0.0
4,400		Itochu Techno-Solutions Corp.	94,790	0.0
9,000	@	Iwatsu Electric Co., Ltd.	5,455	0.0
5,000		Japan Aviation Electronics Industry Ltd.	68,969	0.0
2,300		Japan Cash Machine Co., Ltd.	18,334	0.0
2,200		Japan Digital Laboratory Co.	29,916	0.0
32,700	@	Japan Display, Inc.	53,197	0.0
800		Japan Material Co. Ltd	32,454	0.0
5,000		Japan Radio Co., Ltd.	12,627	0.0
1,700		Jastec Co., Ltd.	15,933	0.0
1,100		JBCC Holdings, Inc.	7,097	0.0
4,200		Justsystems Corp.	34,951	0.0
1,800		Kaga Electronics Co., Ltd.	20,370	0.0
13,200		Kakaku.com, Inc.	262,280	0.1
1,500		Kanematsu Electronics Ltd.	26,471	0.0
3,900		Keyence Corp.	2,661,081	0.9
3,800	@	KLab, Inc.	24,141	0.0
4,600		Koa Corp.	32,459	0.0
8,023		Konami Corp.	306,076	0.1
42,800		Konica Minolta Holdings, Inc.	311,779	0.1
28,300		Kyocera Corp.	1,346,594	0.4
2,800		Lasertec Corp.	34,222	0.0
1,000	@,L	Livesense, Inc.	4,272	0.0
3,800		Macnica Fuji Electronics Holdings, Inc.	39,318	0.0
1,700		Mamezou Holdings Co. Ltd	15,335	0.0
2,000		Marubun Corp.	11,372	0.0
800		Maruwa Co., Ltd./Aichi	23,508	0.0
3,300	L	Marvelous, Inc.	27,103	0.0
2,300		Megachips Corp.	25,411	0.0
1,300		Melco Holdings, Inc.	26,643	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	15,969	0.0
6,200	@	Mitsumi Electric Co., Ltd.	25,009	0.0
18,155		Murata Manufacturing Co., Ltd.	2,035,441	0.7
3,200		Mutoh Holdings Co., Ltd.	6,886	0.0
1,600		Nagano Keiki Co., Ltd.	8,919	0.0
235,000		NEC Corp.	547,518	0.2
2,300		NEC Networks & System Integration Corp.	40,719	0.0
7,900		Net One systems Co., Ltd.	45,505	0.0
16,100		Nexon Co. Ltd.	238,281	0.1
5,800		Nichicon Corp.	37,688	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	16,660	0.0
4,300		Nihon Unisys Ltd.	53,166	0.0
10,600		Nintendo Co., Ltd.	1,523,212	0.5
1,100		Nippon Ceramic Co., Ltd.	20,694	0.0
16,000		Nippon Chemi-Con Corp.	19,566	0.0
38,000		Nippon Electric Glass Co., Ltd.	158,631	0.1
5,700		Nippon Signal Co., Ltd.	44,543	0.0
2,500		Nohmi Bosai Ltd.	33,489	0.0
12,320		Nomura Research Institute Ltd.	451,840	0.2
2,800		NS Solutions Corp.	43,153	0.0
4,050		NSD CO., Ltd.	64,529	0.0
10,300		NTT Data Corp.	486,453	0.2
900		OBIC Business Consultants Ltd.	40,425	0.0

See Accompanying Notes to Financial Statements

40

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
5,900		Obic Co., Ltd.	324,773	0.1
1,100		Oizumi Corp.	4,055	0.0
75,000		Oki Electric Industry Ltd.	100,333	0.1
19,400		Omron Corp.	633,231	0.2
1,300		Optex Co., Ltd.	33,529	0.0
2,900		Oracle Corp. Japan	154,637	0.1
3,000	L	Origin Electric Co. Ltd.	7,594	0.0
4,000		Osaki Electric Co., Ltd.	30,835	0.0
4,800		Otsuka Corp.	224,454	0.1
1,500		Poletowin Pitcrew Holdings, Inc.	10,681	0.0
9,300	@	Renesas Electronics Corp.	53,193	0.0
54,400		Ricoh Co., Ltd.	471,566	0.2
2,500		Riso Kagaku Corp.	32,994	0.0
8,400		Rohm Co., Ltd.	331,549	0.1
1,500		Roland DG Corp.	26,712	0.0
2,700		Ryosan Co., Ltd.	64,520	0.0
2,500		Ryoyo Electro Corp.	32,796	0.0
13,000		Sanken Electric Co., Ltd.	40,305	0.0
2,600		Sanshin Electronics Co., Ltd.	21,139	0.0
2,800		Satori Electric Co., Ltd.	18,195	0.0
7,000		Saxa Holdings, Inc.	13,035	0.0
25,300		Seiko Epson Corp.	405,600	0.1
5,000		Shibaura Mechatronics Corp.	9,421	0.0
23,000		Shimadzu Corp.	345,766	0.1
4,000		Shindengen Electric Manufacturing Co., Ltd.	12,701	0.0
1,500	@	Shinkawa Ltd.	6,716	0.0
6,500		Shinko Electric Industries	31,838	0.0
3,800		Shinko Shoji Co., Ltd.	36,155	0.0
1,200		Siix Corp.	41,335	0.0
7,000		SMK Corp.	24,107	0.0
2,500		SMS Co. Ltd.	54,922	0.0
600		Softbank Technology Corp.	11,496	0.0
1,700		Sourcenext Corp.	7,592	0.0
7,500		Square Enix Holdings Co., Ltd.	243,472	0.1
1,300		SRA Holdings	25,045	0.0
14,900		Sumco Corp.	95,453	0.0
4,344		SCSK Corp.	162,725	0.1
2,600		Systena Corp.	35,441	0.0
1,740		Tachibana Eletech Co., Ltd.	18,204	0.0
8,900		Taiyo Yuden Co., Ltd.	77,679	0.0
800		Takachiho Koheki Co. Ltd	6,947	0.0
9,000		Tamura Corp.	25,932	0.0
10,400		TDK Corp.	582,154	0.2
20,000	@	Teac Corp.	6,669	0.0
4,260		Koei Tecmo Holdings Co. Ltd	78,504	0.0
1,900		TKC	49,989	0.0
14,100		Tokyo Electron Ltd.	1,191,573	0.4
3,400		Tokyo Seimitsu Co., Ltd.	79,176	0.0
5,800		Topcon Corp.	57,365	0.0
13,000	@	Toshiba Tec Corp.	46,082	0.0
700		Toukei Computer Co., Ltd.	12,190	0.0
1,700		Towa Corp.	14,993	0.0
3,600		Toyo Corp./Chuo-ku	34,273	0.0
2,200		Transcosmos, Inc.	62,655	0.0
8,600		Trend Micro, Inc.	307,570	0.1
1,500		UKC Holdings Corp.	22,922	0.0
3,200		Ulvac, Inc.	98,223	0.1
8,000	@	Uniden Corp.	9,246	0.0
500		V Technology Co. Ltd	57,398	0.0
14,400		Wacom Co., Ltd.	56,080	0.0
124,200		Yahoo! Japan Corp.	550,748	0.2
2,900		Yamaichi Electronics Co., Ltd.	17,397	0.0
5,800		Yamatake Corp.	170,808	0.1
21,600		Yaskawa Electric Corp.	282,019	0.1
17,900		Yokogawa Electric Corp.	201,860	0.1
2,200		Yokowo Co., Ltd.	10,277	0.0
			32,392,703	10.3

		Materials: 6.2%
19,000		Achilles Corp.	23,191	0.0
8,600		ADEKA Corp.	104,223	0.0
10,000		Aichi Steel Corp.	44,386	0.0
15,000		Air Water, Inc.	220,708	0.1
1,000		Alconix Corp.	14,436	0.0
3,100		Asahi Holdings, Inc.	44,909	0.0
112,000		Asahi Kasei Corp.	779,412	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	11,240	0.0
1,800		Carlit Holdings Co. Ltd.	7,899	0.0
8,000	L	Chuetsu Pulp & Paper Co., Ltd.	15,971	0.0
5,000		Chugoku Marine Paints Ltd.	30,717	0.0
18,000		Dai Nippon Toryo Co., Ltd.	33,405	0.0
25,100		Daicel Corp.	260,088	0.1
31,000		Daido Steel Co., Ltd.	106,178	0.1
4,000		DKS Co. Ltd	12,377	0.0
8,000		Daiken Corp.	25,501	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	11,253	0.0
8,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	32,065	0.0
7,600	L	Daio Paper Corp.	82,792	0.0
8,000		Daiso Co., Ltd.	32,103	0.0
3,000		DC Co., Ltd.	9,685	0.0
38,000		Denka Co., Ltd.	153,675	0.1
6,900		Dainippon Ink & Chemicals	144,505	0.1
24,000		Dowa Holdings Co., Ltd.	123,704	0.1
1,300		Earth Chemical Co., Ltd.	62,642	0.0
800		JCU Corp.	24,683	0.0
1,600		FP Corp.	77,444	0.0
2,200		Fuji Seal International, Inc.	77,754	0.0
2,000		Fujikura Kasei Co., Ltd.	10,758	0.0
1,400		Fujimi, Inc.	20,563	0.0
1,600		Fujimori Kogyo Co., Ltd.	30,254	0.0
23,338		Furukawa-Sky Aluminum Corp.	55,372	0.0
15,000		Godo Steel Ltd.	22,272	0.0
5,000		Gun-Ei Chemical Industry Co., Ltd.	13,575	0.0
1,000		Hakudo Co., Ltd.	10,327	0.0
3,000		Harima Chemicals, Inc.	14,779	0.0
9,000		Hitachi Chemical Co., Ltd.	168,088	0.1
20,720		Hitachi Metals Ltd.	210,498	0.1

See Accompanying Notes to Financial Statements

41

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
5,000		Hokkan Holdings Ltd.	14,600	0.0
11,500		Hokuetsu Kishu Paper Co. Ltd.	79,101	0.0
2,700		Ihara Chemical Industry Co., Ltd.	28,110	0.0
45,000	@	Ishihara Sangyo Kaisha Ltd.	26,522	0.0
2,700		Japan Pile Corp.	9,560	0.0
500		Japan Pure Chemical Co. Ltd.	9,664	0.0
48,447		JFE Holdings, Inc.	632,001	0.2
1,100		JSP Corp.	21,851	0.0
17,200		JSR Corp.	227,782	0.1
25,000		Kaneka Corp.	166,806	0.1
20,500	L	Kansai Paint Co., Ltd.	413,888	0.1
5,000		Kanto Denka Kogyo Co., Ltd.	49,368	0.0
5,800		Kimoto Co., Ltd.	8,476	0.0
5,000		Koatsu Gas Kogyo Co., Ltd.	29,530	0.0
338,000		Kobe Steel Ltd.	277,794	0.1
1,100		Kohsoku Corp.	9,005	0.0
3,400		Konishi Co., Ltd.	43,799	0.0
7,000		Krosaki Harima Corp.	16,265	0.0
3,800		Kumiai Chemical Industry Co., Ltd.	23,188	0.0
26,600		Kuraray Co., Ltd.	317,377	0.1
14,000		Kureha Corp.	49,137	0.0
12,000		Kurimoto Ltd.	18,385	0.0
1,900		Kyoei Steel Ltd.	28,905	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	8,636	0.0
4,200		Lintec Corp.	82,252	0.0
5,900		Maruichi Steel Tube Ltd.	206,206	0.1
1,800		MEC Co., Ltd./Japan	16,182	0.0
1,000		Mitani Sekisan Co. Ltd	20,413	0.0
120,200		Mitsubishi Chemical Holdings Corp.	550,996	0.2
31,000		Mitsubishi Gas Chemical Co., Inc.	161,724	0.1
113,520		Mitsubishi Materials Corp.	271,807	0.1
51,000	@	Mitsubishi Paper Mills Ltd.	35,250	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	16,614	0.0
76,000		Mitsui Chemicals, Inc.	279,282	0.1
47,000		Mitsui Mining & Smelting Co., Ltd.	78,456	0.0
800		MORESCO Corp.	8,555	0.0
4,000		Nakabayashi Co. Ltd.	9,314	0.0
17,000	@	Nakayama Steel Works Ltd.	8,318	0.0
4,700		Neturen Co., Ltd.	33,084	0.0
4,400		Nihon Nohyaku Co., Ltd.	19,830	0.0
8,900		Nihon Parkerizing Co., Ltd.	93,626	0.0
12,000		Nihon Yamamura Glass Co., Ltd.	17,800	0.0
14,000		Nippon Carbide Industries Co., Inc.	19,080	0.0
5,000		Nippon Concrete Industries Co., Ltd.	13,909	0.0
11,000		Nippon Denko Co., Ltd.	16,819	0.0
2,300		Nippon Fine Chemical Co., Ltd.	16,259	0.0
11,000		Nippon Kayaku Co., Ltd.	109,051	0.1
7,000	@	Nippon Kinzoku Co., Ltd.	6,164	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	10,347	0.0
36,200		Nippon Light Metal Holdings Co. Ltd.	80,385	0.0
13,900		Nippon Paint Co., Ltd.	343,633	0.1
9,429	L	Nippon Paper Industries Co. Ltd.	164,642	0.1
3,000		Nippon Pillar Packing Co., Ltd.	26,940	0.0
2,700		Nippon Shokubai Co., Ltd.	155,294	0.1
11,000		Nippon Soda Co., Ltd.	44,355	0.0
79,065		Nippon Steel & Sumitomo Metal Corp.	1,530,670	0.5
4,000		Nippon Synthetic Chemical Industry Co., Ltd.	20,345	0.0
14,000		Nippon Valqua Industries Ltd.	35,685	0.0
19,000		Nippon Yakin Kogyo Co., Ltd.	22,099	0.0
11,000		Nissan Chemical Industries Ltd.	320,950	0.1
8,276		Nisshin Steel Holdings Co. Ltd.	106,112	0.0
6,000		Nittetsu Mining Co., Ltd.	19,446	0.0
14,000		Nitto Denko Corp.	888,079	0.3
14,000		NOF Corp.	116,199	0.1
72,000		OJI Paper Co., Ltd.	276,409	0.1
4,900		Okabe Co., Ltd.	34,860	0.0
6,000		Okamoto Industries, Inc.	65,456	0.0
4,000		Okura Industrial Co., Ltd.	10,903	0.0
1,400		Osaka Steel Co., Ltd.	24,348	0.0
2,000	L	OSAKA Titanium Technologies Co.	24,512	0.0
13,000	@	Pacific Metals Co., Ltd.	35,447	0.0
1,300		Pack Corp.	33,347	0.0
17,000		Rengo Co., Ltd.	109,956	0.1
3,000		Riken Technos Corp.	12,498	0.0
8,000		Sakai Chemical Industry Co. Ltd.	21,661	0.0
4,000		Sakata INX Corp.	45,959	0.0
6,000		Sanyo Chemical Industries Ltd.	46,508	0.0
12,000		Sanyo Special Steel Co., Ltd.	53,576	0.0
1,100	L	Seiko PMC Corp.	10,746	0.0
9,000		Sekisui Plastics Co., Ltd.	28,162	0.0
3,000		Shikoku Chemicals Corp.	23,448	0.0
4,000		Shinagawa Refractories Co., Ltd.	7,472	0.0
32,100		Shin-Etsu Chemical Co., Ltd.	1,880,691	0.6
4,600		Shin-Etsu Polymer Co., Ltd.	26,911	0.0
11,100		Showa Denko KK	104,642	0.0
1,000		Stella Chemifa Corp.	34,206	0.0
18,000		Sumitomo Bakelite Co., Ltd.	83,487	0.0
131,000		Sumitomo Chemical Co., Ltd.	540,514	0.2
49,000		Sumitomo Metal Mining Co., Ltd.	498,447	0.2

See Accompanying Notes to Financial Statements

42

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
37,000		Sumitomo Osaka Cement Co., Ltd.	158,768	0.1
5,000		Sumitomo Seika Chemicals Co., Ltd.	27,855	0.0
2,200		T Hasegawa Co., Ltd.	38,996	0.0
111,000		Taiheiyo Cement Corp.	262,911	0.1
800		Taisei Lamick Co., Ltd.	21,679	0.0
1,300		Taiyo Ink Manufacturing Co., Ltd.	40,221	0.0
14,300		Taiyo Nippon Sanso Corp.	131,431	0.1
1,200		Takasago International Corp.	32,324	0.0
5,000		Takiron Co., Ltd.	22,314	0.0
4,000		Tayca Corp.	19,083	0.0
72,000		Teijin Ltd.	238,575	0.1
1,400		Tenma Corp.	20,847	0.0
10,700		Toagosei Co., Ltd.	98,715	0.0
4,000		Toda Kogyo Corp.	10,835	0.0
3,000		Toho Titanium Co., Ltd.	19,190	0.0
12,000		Toho Zinc Co., Ltd.	36,533	0.0
18,000		Tokai Carbon Co., Ltd.	45,181	0.0
11,000		Tokushu Tokai Holdings Co., Ltd.	37,405	0.0
32,000	@	Tokuyama Corp.	87,687	0.0
3,800		Tokyo Ohka Kogyo Co., Ltd.	93,760	0.0
14,000		Tokyo Rope Manufacturing Co., Ltd.	20,223	0.0
9,900		Tokyo Steel Manufacturing Co., Ltd.	54,266	0.0
6,000		Tokyo Tekko Co., Ltd.	21,307	0.0
6,000		Tomoegawa Co., Ltd.	9,918	0.0
6,000		Tomoku Co., Ltd.	16,754	0.0
17,000		Topy Industries Ltd.	34,996	0.0
131,000		Toray Industries, Inc.	1,117,809	0.4
48,000		Tosoh Corp.	221,406	0.1
16,000		Toyo Ink SC Holdings Co., Ltd.	67,008	0.0
7,000		Toyo Kohan Co., Ltd.	16,705	0.0
12,600		Toyo Seikan Kaisha Ltd.	240,761	0.1
69,000		Toyobo Co., Ltd.	130,812	0.1
4,000		TYK Corp.	5,886	0.0
100,000		Ube Industries Ltd.	165,505	0.1
5,000		Wood One Co., Ltd.	11,101	0.0
4,000		Yamato Kogyo Co., Ltd.	90,794	0.0
2,800		Yodogawa Steel Works Ltd.	68,285	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	13,808	0.0
16,000		Zeon Corp.	103,627	0.0
			19,498,801	6.2

		Telecommunication Services: 6.4%
7,300	@	Japan Communications, Inc.	16,509	0.0
169,100		KDDI Corp.	5,142,287	1.6
132,000		Nippon Telegraph & Telephone Corp.	6,190,129	2.0
127,500		NTT DoCoMo, Inc.	3,438,490	1.1
96,650		SoftBank Group Corp.	5,465,758	1.7
			20,253,173	6.4

		Utilities: 2.0%
52,300		Chubu Electric Power Co., Inc.	744,283	0.2
22,800		Chugoku Electric Power Co., Inc.	289,860	0.1
14,400		Electric Power Development Co., Ltd.	335,495	0.1
17,000		Hokkaido Electric Power Co., Inc.	138,094	0.1
6,000		Hokkaido Gas Co., Ltd.	16,071	0.0
16,400		Hokuriku Electric Power Co.	203,215	0.1
2,000		K&O Energy Group, Inc.	25,400	0.0
70,200	@	Kansai Electric Power Co., Inc.	683,696	0.2
38,300		Kyushu Electric Power Co., Inc.	384,126	0.1
2,525		Okinawa Electric Power Co., Inc.	52,946	0.0
176,000		Osaka Gas Co., Ltd.	676,630	0.2
18,000		Saibu Gas Co., Ltd.	43,715	0.0
16,100		Shikoku Electric Power Co., Inc.	190,711	0.1
6,000		Shizuoka Gas Co., Ltd.	42,279	0.0
45,000		Toho Gas Co., Ltd.	368,222	0.1
42,700		Tohoku Electric Power Co., Inc.	538,896	0.2
144,600	@	Tokyo Electric Power Co., Inc.	612,387	0.2
190,000		Tokyo Gas Co., Ltd.	784,465	0.3
			6,130,491	2.0

	Total Common Stock
	(Cost $274,025,010)		311,334,866	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 2.3%
1,745,038	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,745,057, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,779,939, due 08/15/16-11/15/45)	1,745,038	0.6
1,745,038	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,745,060, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,779,939, due 07/15/16-09/20/65)	1,745,038	0.5

See Accompanying Notes to Financial Statements

43

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,745,038	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,745,062, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,779,939, due 07/07/16-02/01/49)	1,745,038	0.5
1,745,038	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,745,060, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,779,939, due 03/15/18-09/09/49)	1,745,038	0.6
367,285	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $367,289, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $374,631, due 12/01/16-02/20/66)	367,285	0.1
		7,347,437	2.3

	Total Short-Term Investments
	(Cost $7,347,437)	7,347,437	2.3

	Total Investments in Securities (Cost $281,372,447)	$318,682,303	101.3
	Liabilities in Excess of Other Assets	(4,198,312)	(1.3)
	Net Assets	$314,483,991	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $285,843,292.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$65,859,106
Gross Unrealized Depreciation	(33,020,095)

Net Unrealized Appreciation	$32,839,011

See Accompanying Notes to Financial Statements

44

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 19.3%
29,041	@	Amazon.com, Inc.	20,782,320	3.6
30,098		CBS Corp. - Class B	1,638,535	0.3
14,948	@	Charter Communications, Inc.	3,417,711	0.6
166,424		Comcast Corp. – Class A	10,849,181	1.9
12,619	@	Dish Network Corp. - Class A	661,236	0.1
92,906		Home Depot, Inc.	11,863,167	2.1
14,568		Johnson Controls, Inc.	644,780	0.1
27,087		Las Vegas Sands Corp.	1,178,014	0.2
66,743		Lowe's Cos, Inc.	5,284,043	0.9
65,610		McDonald's Corp.	7,895,507	1.4
30,422	@	Netflix, Inc.	2,783,005	0.5
98,878		Nike, Inc.	5,458,066	0.9
3,693	@	Priceline.com, Inc.	4,610,378	0.8
106,479		Starbucks Corp.	6,082,080	1.1
4,756		Target Corp.	332,064	0.1
8,729	@,L	Tesla Motors, Inc.	1,852,992	0.3
38,565		Time Warner, Inc.	2,836,070	0.5
49,315		TJX Cos., Inc.	3,808,597	0.7
62,760		Twenty-First Century Fox, Inc. - Class A	1,697,658	0.3
28,210		Twenty-First Century Fox, Inc. - Class B	768,723	0.1
25,374		VF Corp.	1,560,247	0.3
121,148		Walt Disney Co.	11,850,697	2.1
28,797		Yum! Brands, Inc.	2,387,847	0.4
			110,242,918	19.3

		Consumer Staples: 11.2%
146,053		Altria Group, Inc.	10,071,815	1.8
217,562		Coca-Cola Co.	9,862,085	1.7
11,592		Colgate-Palmolive Co.	848,534	0.1
12,349		Constellation Brands, Inc.	2,042,525	0.4
32,516		Costco Wholesale Corp.	5,106,313	0.9
75,468		CVS Health Corp.	7,225,306	1.3
16,149		Estee Lauder Cos., Inc.	1,469,882	0.3
44,347		General Mills, Inc.	3,162,828	0.5
22,837		Kimberly-Clark Corp.	3,139,631	0.5
5,694		Kraft Heinz Co.	503,805	0.1
70,919		Kroger Co.	2,609,110	0.5
11,083	@	Monster Beverage Corp.	1,781,149	0.3
93,813		PepsiCo, Inc.	9,938,549	1.7
12,380		Philip Morris International, Inc.	1,259,294	0.2
37,954		Reynolds American, Inc.	2,046,859	0.4
39,123		Sysco Corp.	1,985,101	0.3
13,219		Walgreens Boots Alliance, Inc.	1,100,746	0.2
			64,153,532	11.2

		Energy: 0.3%
19,499		Apache Corp.	1,085,509	0.2
4,593		EOG Resources, Inc.	383,148	0.1
8,036		Spectra Energy Corp.	294,359	0.0
			1,763,016	0.3

		Financials: 4.1%
31,447		American Tower Corp.	3,572,694	0.6
19,611		Aon PLC	2,142,110	0.4
69,100		Charles Schwab Corp.	1,748,921	0.3
22,200		Crown Castle International Corp.	2,251,746	0.4
10,094		Discover Financial Services	540,937	0.1
4,204		Intercontinental Exchange, Inc.	1,076,056	0.2
38,883		Marsh & McLennan Cos., Inc.	2,661,930	0.4
11,005		Public Storage, Inc.	2,812,768	0.5
19,659		S&P Global, Inc.	2,108,624	0.4
20,808		Simon Property Group, Inc.	4,513,255	0.8
			23,429,041	4.1

		Health Care: 17.3%
120,796		AbbVie, Inc.	7,478,480	1.3
8,545		Aetna, Inc.	1,043,601	0.2
16,194	@	Alexion Pharmaceuticals, Inc.	1,890,811	0.3
17,478	@	Allergan plc	4,038,991	0.7
56,083		Amgen, Inc.	8,533,029	1.5
5,342		Anthem, Inc.	701,618	0.1
4,124		Baxter International, Inc.	186,487	0.0
15,622		Becton Dickinson & Co.	2,649,335	0.5
16,332	@	Biogen, Inc.	3,949,404	0.7
100,506	@	Boston Scientific Corp.	2,348,825	0.4
124,660		Bristol-Myers Squibb Co.	9,168,743	1.6
22,518		Cardinal Health, Inc.	1,756,629	0.3
57,348	@	Celgene Corp.	5,656,233	1.0
6,328		Cigna Corp.	809,921	0.1
11,925		Danaher Corp.	1,204,425	0.2
72,792		Eli Lilly & Co.	5,732,370	1.0
41,678	@	Express Scripts Holding Co.	3,159,192	0.6
98,909		Gilead Sciences, Inc.	8,250,989	1.4
15,494	@	HCA Holdings, Inc.	1,193,193	0.2
10,459		Humana, Inc.	1,881,365	0.3
35,492		Johnson & Johnson	4,305,180	0.8
16,767		McKesson Corp.	3,129,561	0.6
9,233	@	Mylan NV	399,235	0.1
31,407		Pfizer, Inc.	1,105,841	0.2
5,788	@	Regeneron Pharmaceuticals, Inc.	2,021,343	0.4
25,098		Stryker Corp.	3,007,493	0.5
13,320		Thermo Fisher Scientific, Inc.	1,968,163	0.3
69,989		UnitedHealth Group, Inc.	9,882,447	1.7
18,351	@	Vertex Pharmaceuticals, Inc.	1,578,553	0.3
			99,031,457	17.3

		Industrials: 9.1%
43,921		3M Co.	7,691,446	1.3
44,530		Boeing Co.	5,783,111	1.0
5,801		Deere & Co.	470,113	0.1
44,800		Delta Air Lines, Inc.	1,632,064	0.3
7,742		Emerson Electric Co.	403,823	0.1
18,617		FedEx Corp.	2,825,688	0.5
7,573		General Dynamics Corp.	1,054,464	0.2

See Accompanying Notes to Financial Statements

45

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
133,300		General Electric Co.	4,196,284	0.7
56,804		Honeywell International, Inc.	6,607,441	1.2
21,966		Illinois Tool Works, Inc.	2,287,979	0.4
19,578		Lockheed Martin Corp.	4,858,672	0.8
12,416		Northrop Grumman Corp.	2,759,828	0.5
8,463		Raytheon Co.	1,150,545	0.2
47,666		Southwest Airlines Co.	1,868,984	0.3
9,883		Union Pacific Corp.	862,292	0.2
51,617		United Parcel Service, Inc. - Class B	5,560,183	1.0
27,318		Waste Management, Inc.	1,810,364	0.3
			51,823,281	9.1

		Information Technology: 31.4%
46,554		Accenture PLC	5,274,103	0.9
41,735		Activision Blizzard, Inc.	1,653,958	0.3
36,389	@	Adobe Systems, Inc.	3,485,702	0.6
21,921	@	Alphabet, Inc. - Class A	15,422,081	2.7
22,156	@	Alphabet, Inc. - Class C	15,334,168	2.7
374,868		Apple, Inc.	35,837,381	6.3
58,019		Applied Materials, Inc.	1,390,715	0.2
34,006		Automatic Data Processing, Inc.	3,124,131	0.5
28,130		Broadcom Ltd.	4,371,402	0.8
45,039	@	Cognizant Technology Solutions Corp.	2,578,032	0.5
79,637	@	eBay, Inc.	1,864,302	0.3
15,446		EMC Corp.	419,668	0.1
167,548	@	Facebook, Inc.	19,147,386	3.3
45,096		International Business Machines Corp.	6,844,671	1.2
31,763		Intel Corp.	1,041,826	0.2
18,168		Intuit, Inc.	2,027,731	0.4
71,945		Mastercard, Inc.	6,335,477	1.1
565,552		Microsoft Corp.	28,939,296	5.1
21,638		Oracle Corp.	885,643	0.2
84,438	@	PayPal Holdings, Inc.	3,082,831	0.5
22,695		Qualcomm, Inc.	1,215,771	0.2
47,744	@	Salesforce.com, Inc.	3,791,351	0.7
75,000		Texas Instruments, Inc.	4,698,750	0.8
142,276		Visa, Inc. - Class A	10,552,611	1.8
1,902	@	VMware, Inc.	108,833	0.0
			179,427,820	31.4

		Materials: 3.0%
12,710		Air Products & Chemicals, Inc.	1,805,329	0.3
19,434		Ecolab, Inc.	2,304,872	0.4
65,250		Du Pont E I de Nemours & Co.	4,228,200	0.7
11,440		LyondellBasell Industries NV - Class A	851,365	0.1
21,124		Monsanto Co.	2,184,433	0.4
19,781		PPG Industries, Inc.	2,060,191	0.4
18,700		Praxair, Inc.	2,101,693	0.4
5,999		Sherwin-Williams Co.	1,761,726	0.3
			17,297,809	3.0

		Telecommunication Services: 1.6%
13,124	@	T-Mobile US, Inc.	567,876	0.1
152,349		Verizon Communications, Inc.	8,507,168	1.5
			9,075,044	1.6

		Utilities: 0.0%
2,849		Dominion Resources, Inc.	222,023	0.0

	Total Common Stock
	(Cost $318,155,847)		556,465,941	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 0.3%
764,613	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $764,621, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $779,905, due 08/15/16-11/15/45)	764,613	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-09/09/49)	1,000,000	0.2
		1,764,613	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
13,436,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $13,436,000)	13,436,000	2.4

	Total Short-Term Investments
	(Cost $15,200,613)	15,200,613	2.7

	Total Investments in Securities (Cost $333,356,460)	$571,666,554	100.0
	Assets in Excess of Other Liabilities	264,306	–
	Net Assets	$571,930,860	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

See Accompanying Notes to Financial Statements

46

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Cost for federal income tax purposes is $333,646,410.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$243,143,426
Gross Unrealized Depreciation	(5,123,282)

Net Unrealized Appreciation	$238,020,144

See Accompanying Notes to Financial Statements

47

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 11.4%
21,037	@	Amazon.com, Inc.	15,054,498	1.9
22,013		Carnival Corp.	972,975	0.1
21,802		CBS Corp. - Class B	1,186,901	0.1
10,827	@	Charter Communications, Inc.	2,475,485	0.3
130,336		Comcast Corp. – Class A	8,496,604	1.1
11,745	@	Dish Network Corp. - Class A	615,438	0.1
209,883		Ford Motor Co.	2,638,229	0.3
75,781		General Motors Co.	2,144,602	0.3
67,299		Home Depot, Inc.	8,593,409	1.1
35,057		Johnson Controls, Inc.	1,551,623	0.2
19,730		Las Vegas Sands Corp.	858,058	0.1
48,350		Lowe's Cos, Inc.	3,827,869	0.5
47,525		McDonald's Corp.	5,719,158	0.7
22,033	@	Netflix, Inc.	2,015,579	0.2
71,628		Nike, Inc.	3,953,866	0.5
2,675	@	Priceline.com, Inc.	3,339,497	0.4
77,141		Starbucks Corp.	4,406,294	0.5
31,906		Target Corp.	2,227,677	0.3
6,324	@,L	Tesla Motors, Inc.	1,342,459	0.2
16,197		Thomson Reuters Corp.	654,683	0.1
42,525		Time Warner, Inc.	3,127,288	0.4
35,720		TJX Cos., Inc.	2,758,656	0.3
58,731		Twenty-First Century Fox, Inc. - Class A	1,588,673	0.2
26,421		Twenty-First Century Fox, Inc. - Class B	719,972	0.1
18,379		VF Corp.	1,130,125	0.1
87,760		Walt Disney Co.	8,584,683	1.1
20,859		Yum! Brands, Inc.	1,729,628	0.2
			91,713,929	11.4

		Consumer Staples: 11.3%
105,797		Altria Group, Inc.	7,295,761	0.9
31,071		Archer-Daniels-Midland Co.	1,332,635	0.2
210,702		Coca-Cola Co.	9,551,122	1.2
46,920		Colgate-Palmolive Co.	3,434,544	0.4
8,944		Constellation Brands, Inc.	1,479,338	0.2
23,555		Costco Wholesale Corp.	3,699,077	0.5
58,031		CVS Health Corp.	5,555,888	0.7
11,700		Estee Lauder Cos., Inc.	1,064,934	0.1
32,169		General Mills, Inc.	2,294,293	0.3
19,414		Kimberly-Clark Corp.	2,669,037	0.3
32,227		Kraft Heinz Co.	2,851,445	0.3
51,385		Kroger Co.	1,890,454	0.2
80,780		Mondelez International, Inc.	3,676,298	0.5
8,029	@	Monster Beverage Corp.	1,290,341	0.2
78,115		PepsiCo, Inc.	8,275,503	1.0
83,805		Philip Morris International, Inc.	8,524,645	1.1
144,121		Procter & Gamble Co.	12,202,725	1.5
44,561		Reynolds American, Inc.	2,403,175	0.3
28,341		Sysco Corp.	1,438,022	0.2
46,491		Walgreens Boots Alliance, Inc.	3,871,305	0.5
81,813		Wal-Mart Stores, Inc.	5,973,985	0.7
			90,774,527	11.3

		Energy: 7.3%
27,582		Anadarko Petroleum Corp.	1,468,742	0.2
20,351		Apache Corp.	1,132,940	0.1
101,681		Chevron Corp.	10,659,219	1.3
67,021		ConocoPhillips	2,922,116	0.4
29,624		EOG Resources, Inc.	2,471,234	0.3
224,250		Exxon Mobil Corp.	21,021,195	2.6
46,321		Halliburton Co.	2,097,878	0.3
103,987		Kinder Morgan, Inc.	1,946,637	0.2
41,225		Occidental Petroleum Corp.	3,114,961	0.4
24,366		Phillips 66	1,933,198	0.2
8,784		Pioneer Natural Resources Co.	1,328,229	0.2
75,266		Schlumberger Ltd.	5,952,035	0.7
37,783		Spectra Energy Corp.	1,383,991	0.2
25,374		Valero Energy Corp.	1,294,074	0.2
			58,726,449	7.3

		Financials: 14.2%
21,715		Aflac, Inc.	1,566,954	0.2
59,965		American International Group, Inc.	3,171,549	0.4
20,203		Allstate Corp.	1,413,200	0.2
43,248		American Express Co.	2,627,748	0.3
22,833		American Tower Corp.	2,594,057	0.3
14,207		Aon PLC	1,551,831	0.2
555,929		Bank of America Corp.	7,377,178	0.9
56,584		Bank of New York Mellon Corp.	2,198,288	0.3
43,943		BB&T Corp.	1,564,810	0.2
102,283	@	Berkshire Hathaway, Inc. – Class B	14,809,556	1.8
6,771		Blackrock, Inc.	2,319,271	0.3
27,578		Capital One Financial Corp.	1,751,479	0.2
62,979		Charles Schwab Corp.	1,593,998	0.2
24,990		Chubb Ltd.	3,266,443	0.4
158,819		Citigroup, Inc.	6,732,337	0.8
18,250		CME Group, Inc.	1,777,550	0.2
18,153		Crown Castle International Corp.	1,841,259	0.2
22,162		Discover Financial Services	1,187,662	0.2
19,241		Equity Residential	1,325,320	0.2
19,477		Franklin Resources, Inc.	649,947	0.1
20,858		Goldman Sachs Group, Inc.	3,099,082	0.4
6,358		Intercontinental Exchange, Inc.	1,627,394	0.2
196,898		JPMorgan Chase & Co.	12,235,242	1.5
28,170		Marsh & McLennan Cos., Inc.	1,928,518	0.2
50,281		Metlife, Inc.	2,002,692	0.3
77,151		Morgan Stanley	2,004,383	0.3
26,994		PNC Financial Services Group, Inc.	2,197,042	0.3
23,889		Prudential Financial, Inc.	1,704,241	0.2
7,971		Public Storage, Inc.	2,037,308	0.3
14,243		S&P Global, Inc.	1,527,704	0.2

See Accompanying Notes to Financial Statements

48

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,636		Simon Property Group, Inc.	3,608,348	0.5
21,301		State Street Corp.	1,148,550	0.1
15,773		Travelers Cos., Inc.	1,877,618	0.2
87,794		US Bancorp	3,540,732	0.4
247,150		Wells Fargo & Co.	11,697,610	1.5
			113,556,901	14.2

		Health Care: 16.0%
79,376		Abbott Laboratories	3,120,271	0.4
87,506		AbbVie, Inc.	5,417,497	0.7
18,362		Aetna, Inc.	2,242,551	0.3
11,729	@	Alexion Pharmaceuticals, Inc.	1,369,478	0.2
21,387	@	Allergan plc	4,942,322	0.6
40,627		Amgen, Inc.	6,181,398	0.8
14,215		Anthem, Inc.	1,866,998	0.2
26,945		Baxter International, Inc.	1,218,453	0.2
11,300		Becton Dickinson & Co.	1,916,367	0.2
11,832	@	Biogen, Inc.	2,861,214	0.4
72,793	@	Boston Scientific Corp.	1,701,172	0.2
90,299		Bristol-Myers Squibb Co.	6,641,491	0.8
17,616		Cardinal Health, Inc.	1,374,224	0.2
41,546	@	Celgene Corp.	4,097,682	0.5
13,730		Cigna Corp.	1,757,303	0.2
32,713		Danaher Corp.	3,304,013	0.4
52,805		Eli Lilly & Co.	4,158,394	0.5
34,150	@	Express Scripts Holding Co.	2,588,570	0.3
71,648		Gilead Sciences, Inc.	5,976,876	0.7
16,574	@	HCA Holdings, Inc.	1,276,364	0.2
8,084		Humana, Inc.	1,454,150	0.2
148,621		Johnson & Johnson	18,027,727	2.2
12,146		McKesson Corp.	2,267,051	0.3
75,841		Medtronic PLC	6,580,724	0.8
149,840		Merck & Co., Inc.	8,632,282	1.1
23,556	@	Mylan NV	1,018,561	0.1
324,998		Pfizer, Inc.	11,443,180	1.4
4,193	@	Regeneron Pharmaceuticals, Inc.	1,464,321	0.2
18,228		Stryker Corp.	2,184,261	0.3
21,206		Thermo Fisher Scientific, Inc.	3,133,399	0.4
50,700		UnitedHealth Group, Inc.	7,158,840	0.9
13,297	@	Vertex Pharmaceuticals, Inc.	1,143,808	0.1
			128,520,942	16.0

		Industrials: 8.7%
31,816		3M Co.	5,571,618	0.7
32,254		Boeing Co.	4,188,827	0.5
30,150		Caterpillar, Inc.	2,285,671	0.3
51,583		CSX Corp.	1,345,285	0.2
17,066		Deere & Co.	1,383,029	0.2
41,669		Delta Air Lines, Inc.	1,518,002	0.2
24,706		Eaton Corp. PLC	1,475,689	0.2
34,619		Emerson Electric Co.	1,805,727	0.2
13,486		FedEx Corp.	2,046,905	0.3
13,185		General Dynamics Corp.	1,835,879	0.2
497,770		General Electric Co.	15,669,800	1.9
41,150		Honeywell International, Inc.	4,786,568	0.6
15,915		Illinois Tool Works, Inc.	1,657,706	0.2
14,182		Lockheed Martin Corp.	3,519,547	0.4
15,952		Norfolk Southern Corp.	1,357,994	0.2
8,994		Northrop Grumman Corp.	1,999,186	0.2
16,051		Raytheon Co.	2,182,133	0.3
34,520		Southwest Airlines Co.	1,353,529	0.2
45,610		Union Pacific Corp.	3,979,473	0.5
37,391		United Parcel Service, Inc. - Class B	4,027,759	0.5
41,974		United Technologies Corp.	4,304,434	0.5
23,963		Waste Management, Inc.	1,588,028	0.2
			69,882,789	8.7

		Information Technology: 21.0%
33,720		Accenture PLC	3,820,139	0.5
30,240		Activision Blizzard, Inc.	1,198,411	0.2
26,365	@	Adobe Systems, Inc.	2,525,503	0.3
15,880	@	Alphabet, Inc. - Class A	11,172,056	1.4
16,050	@	Alphabet, Inc. - Class C	11,108,205	1.4
296,452		Apple, Inc.	28,340,811	3.5
58,887		Applied Materials, Inc.	1,411,521	0.2
24,631		Automatic Data Processing, Inc.	2,262,850	0.3
20,374		Broadcom Ltd.	3,166,120	0.4
272,247		Cisco Systems, Inc.	7,810,767	1.0
32,623	@	Cognizant Technology Solutions Corp.	1,867,341	0.2
58,091		Corning, Inc.	1,189,704	0.2
57,704	@	eBay, Inc.	1,350,851	0.2
105,502		EMC Corp.	2,866,489	0.4
121,369	@	Facebook, Inc.	13,870,049	1.7
93,316		Hewlett Packard Enterprise Co.	1,704,883	0.2
93,181		HP, Inc.	1,169,422	0.1
47,551		International Business Machines Corp.	7,217,291	0.9
255,611		Intel Corp.	8,384,041	1.0
13,158		Intuit, Inc.	1,468,564	0.2
52,114		Mastercard, Inc.	4,589,159	0.6
409,681		Microsoft Corp.	20,963,377	2.6
159,952		Oracle Corp.	6,546,835	0.8
61,157	@	PayPal Holdings, Inc.	2,232,842	0.3
79,439		Qualcomm, Inc.	4,255,547	0.5
34,583	@	Salesforce.com, Inc.	2,746,236	0.3
54,336		Texas Instruments, Inc.	3,404,150	0.4
103,063		Visa, Inc. - Class A	7,644,183	1.0
4,379	@,L	VMware, Inc.	250,566	0.0
46,837	@	Yahoo!, Inc.	1,759,198	0.2
			168,297,111	21.0

		Materials: 2.2%
10,574		Air Products & Chemicals, Inc.	1,501,931	0.2
60,658		Dow Chemical Co.	3,015,309	0.4
14,078		Ecolab, Inc.	1,669,651	0.2
47,265		Du Pont E I de Nemours & Co.	3,062,772	0.4
18,738		LyondellBasell Industries NV - Class A	1,394,482	0.2
23,580		Monsanto Co.	2,438,408	0.3
14,327		PPG Industries, Inc.	1,492,157	0.2
15,429		Praxair, Inc.	1,734,065	0.2
4,346		Sherwin-Williams Co.	1,276,290	0.1
			17,585,065	2.2

See Accompanying Notes to Financial Statements

49

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 3.4%
333,241	AT&T, Inc.	14,399,344	1.8
15,409	@ T-Mobile US, Inc.	666,747	0.1
220,714	Verizon Communications, Inc.	12,324,670	1.5
		27,390,761	3.4

	Utilities: 2.1%
26,606	American Electric Power Co., Inc.	1,864,815	0.2
33,252	Dominion Resources, Inc.	2,591,328	0.3
37,320	Duke Energy Corp.	3,201,683	0.4
47,932	Exelon Corp.	1,742,807	0.2
24,903	NextEra Energy, Inc.	3,247,351	0.4
26,829	PG&E Corp.	1,714,910	0.2
50,807	Southern Co.	2,724,779	0.4
		17,087,673	2.1

	Total Common Stock
	(Cost $358,897,429)	783,536,147	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc: 0.2%
402,733	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $402,737, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $410,788, due 08/15/16-11/15/45)	402,733	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,020,000, due 03/15/18-09/09/49)	1,000,000	0.1
		1,402,733	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
21,158,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $21,158,000)	21,158,000	2.6

	Total Short-Term Investments
	(Cost $22,560,733)	22,560,733	2.8

	Total Investments in Securities (Cost $381,458,162)	$806,096,880	100.4
	Liabilities in Excess of Other Assets	(2,903,903)	(0.4)
	Net Assets	$803,192,977	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $385,563,919.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$431,218,368
Gross Unrealized Depreciation	(10,685,407)

Net Unrealized Appreciation	$420,532,961

See Accompanying Notes to Financial Statements

50

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 3.1%
22,937		Carnival Corp.	1,013,815	0.2
10,181		Comcast Corp. – Class A	663,699	0.2
2,827	@	Dish Network Corp. - Class A	148,135	0.0
218,617		Ford Motor Co.	2,748,016	0.7
78,922		General Motors Co.	2,233,493	0.6
25,529		Johnson Controls, Inc.	1,129,913	0.3
29,641		Target Corp.	2,069,535	0.5
16,868		Thomson Reuters Corp.	681,805	0.2
15,194		Time Warner, Inc.	1,117,367	0.3
13,822		Twenty-First Century Fox, Inc. - Class A	373,885	0.1
6,218		Twenty-First Century Fox, Inc. - Class B	169,440	0.0
			12,349,103	3.1

		Consumer Staples: 11.4%
32,358		Archer-Daniels-Midland Co.	1,387,835	0.3
55,311		Coca-Cola Co.	2,507,248	0.6
40,126		Colgate-Palmolive Co.	2,937,223	0.7
3,507		CVS Health Corp.	335,760	0.1
2,994		Kimberly-Clark Corp.	411,615	0.1
29,272		Kraft Heinz Co.	2,589,987	0.6
84,142		Mondelez International, Inc.	3,829,302	1.0
10,576		PepsiCo, Inc.	1,120,421	0.3
77,954		Philip Morris International, Inc.	7,929,481	2.0
150,117		Procter & Gamble Co.	12,710,406	3.2
17,850		Reynolds American, Inc.	962,651	0.2
38,451		Walgreens Boots Alliance, Inc.	3,201,815	0.8
85,221		Wal-Mart Stores, Inc.	6,222,837	1.5
			46,146,581	11.4

		Energy: 14.8%
28,734		Anadarko Petroleum Corp.	1,530,086	0.4
6,611		Apache Corp.	368,034	0.1
105,915		Chevron Corp.	11,103,070	2.8
69,812		ConocoPhillips	3,043,803	0.8
27,482		EOG Resources, Inc.	2,292,548	0.6
233,583		Exxon Mobil Corp.	21,896,070	5.4
48,253		Halliburton Co.	2,185,378	0.5
108,296		Kinder Morgan, Inc.	2,027,301	0.5
42,939		Occidental Petroleum Corp.	3,244,471	0.8
25,375		Phillips 66	2,013,253	0.5
9,150		Pioneer Natural Resources Co.	1,383,572	0.3
78,403		Schlumberger Ltd.	6,200,109	1.5
33,302		Spectra Energy Corp.	1,219,852	0.3
26,433		Valero Energy Corp.	1,348,083	0.3
			59,855,630	14.8

		Financials: 25.0%
22,621		Aflac, Inc.	1,632,331	0.4
62,462		American International Group, Inc.	3,303,615	0.8
21,046		Allstate Corp.	1,472,168	0.4
45,041		American Express Co.	2,736,691	0.7
579,043		Bank of America Corp.	7,683,901	1.9
58,948		Bank of New York Mellon Corp.	2,290,130	0.6
45,771		BB&T Corp.	1,629,905	0.4
106,541	@	Berkshire Hathaway, Inc. – Class B	15,426,071	3.8
7,036		Blackrock, Inc.	2,410,041	0.6
28,733		Capital One Financial Corp.	1,824,833	0.5
13,440		Charles Schwab Corp.	340,166	0.1
26,027		Chubb Ltd.	3,401,989	0.8
165,429		Citigroup, Inc.	7,012,535	1.7
19,014		CME Group, Inc.	1,851,964	0.5
2,157		Crown Castle International Corp.	218,785	0.1
15,473		Discover Financial Services	829,198	0.2
20,045		Equity Residential	1,380,700	0.3
20,285		Franklin Resources, Inc.	676,911	0.2
21,722		Goldman Sachs Group, Inc.	3,227,455	0.8
3,450		Intercontinental Exchange, Inc.	883,062	0.2
205,093		JPMorgan Chase & Co.	12,744,479	3.2
52,362		Metlife, Inc.	2,085,579	0.5
80,363		Morgan Stanley	2,087,831	0.5
28,116		PNC Financial Services Group, Inc.	2,288,361	0.6
24,877		Prudential Financial, Inc.	1,774,725	0.4
1,629		Simon Property Group, Inc.	353,330	0.1
22,195		State Street Corp.	1,196,754	0.3
16,426		Travelers Cos., Inc.	1,955,351	0.5
91,448		US Bancorp	3,688,098	0.9
257,443		Wells Fargo & Co.	12,184,777	3.0
			100,591,736	25.0

		Health Care: 14.7%
82,679		Abbott Laboratories	3,250,111	0.8
12,683		Aetna, Inc.	1,548,975	0.4
9,089	@	Allergan plc	2,100,377	0.5
10,793		Anthem, Inc.	1,417,553	0.4
24,946		Baxter International, Inc.	1,128,058	0.3
1,356		Cardinal Health, Inc.	105,781	0.0
9,524		Cigna Corp.	1,218,977	0.3
25,081		Danaher Corp.	2,533,181	0.6
4,167	@	Express Scripts Holding Co.	315,858	0.1
5,576	@	HCA Holdings, Inc.	429,408	0.1
494		Humana, Inc.	88,861	0.0
128,026		Johnson & Johnson	15,529,554	3.9
79,004		Medtronic PLC	6,855,177	1.7
156,082		Merck & Co., Inc.	8,991,884	2.2
17,574	@	Mylan NV	759,900	0.2
314,838		Pfizer, Inc.	11,085,446	2.8
12,041		Thermo Fisher Scientific, Inc.	1,779,178	0.4
			59,138,279	14.7

		Industrials: 8.3%
31,401		Caterpillar, Inc.	2,380,510	0.6
53,716		CSX Corp.	1,400,913	0.3

See Accompanying Notes to Financial Statements

51

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,336		Deere & Co.	1,080,750	0.3
9,596		Delta Air Lines, Inc.	349,582	0.1
25,744		Eaton Corp. PLC	1,537,689	0.4
30,225		Emerson Electric Co.	1,576,536	0.4
8,021		General Dynamics Corp.	1,116,844	0.3
417,898		General Electric Co.	13,155,429	3.2
16,620		Norfolk Southern Corp.	1,414,861	0.3
10,333		Raytheon Co.	1,404,771	0.3
40,048		Union Pacific Corp.	3,494,188	0.9
43,722		United Technologies Corp.	4,483,691	1.1
4,341		Waste Management, Inc.	287,678	0.1
			33,683,442	8.3

		Information Technology: 9.9%
25,940		Apple, Inc.	2,479,864	0.6
17,545		Applied Materials, Inc.	420,554	0.1
283,575		Cisco Systems, Inc.	8,135,767	2.0
60,534		Corning, Inc.	1,239,736	0.3
98,259		EMC Corp.	2,669,697	0.7
97,196		Hewlett Packard Enterprise Co.	1,775,771	0.4
97,341		HP, Inc.	1,221,629	0.3
15,502		International Business Machines Corp.	2,352,894	0.6
242,299		Intel Corp.	7,947,407	2.0
150,285		Oracle Corp.	6,151,165	1.5
65,614		Qualcomm, Inc.	3,514,942	0.9
3,133	@,L	VMware, Inc.	179,270	0.0
48,800	@	Yahoo!, Inc.	1,832,928	0.5
			39,921,624	9.9

		Materials: 1.3%
1,421		Air Products & Chemicals, Inc.	201,839	0.0
63,187		Dow Chemical Co.	3,141,026	0.8
10,895		LyondellBasell Industries NV - Class A	810,806	0.2
8,619		Monsanto Co.	891,291	0.2
1,959		Praxair, Inc.	220,172	0.1
			5,265,134	1.3

		Telecommunication Services: 5.4%
347,104		AT&T, Inc.	14,998,364	3.7
6,143	@	T-Mobile US, Inc.	265,807	0.1
114,951		Verizon Communications, Inc.	6,418,864	1.6
			21,683,035	5.4

		Utilities: 4.4%
27,711		American Electric Power Co., Inc.	1,942,264	0.5
32,493		Dominion Resources, Inc.	2,532,180	0.6
38,818		Duke Energy Corp.	3,330,196	0.8
49,930		Exelon Corp.	1,815,455	0.5
25,941		NextEra Energy, Inc.	3,382,706	0.8
27,951		PG&E Corp.	1,786,628	0.5
52,919		Southern Co.	2,838,046	0.7
			17,627,475	4.4

	Total Common Stock
	(Cost $340,706,978)		396,262,039	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.0%
98,020	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $98,021, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $99,980, due 03/15/18-09/09/49)
	(Cost $98,020)	98,020	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
5,595,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $5,595,000)	5,595,000	1.4

	Total Short-Term Investments
	(Cost $5,693,020)	5,693,020	1.4

	Total Investments in Securities (Cost $346,399,998)	$401,955,059	99.7
	Assets in Excess of Other Liabilities	1,085,598	0.3
	Net Assets	$403,040,657	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $349,772,329.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,549,843
Gross Unrealized Depreciation	(10,367,113)

Net Unrealized Appreciation	$52,182,730

See Accompanying Notes to Financial Statements

52

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 23.8%
7,472		Advance Auto Parts, Inc.	1,207,699	0.4
6,286	@	AMC Networks, Inc.	379,800	0.1
11,013		ARAMARK Holdings Corp.	368,055	0.1
2,726	@	Autonation, Inc.	128,068	0.0
3,108	@	Autozone, Inc.	2,467,255	0.9
1,650		Bed Bath & Beyond, Inc.	71,313	0.0
2,769		BorgWarner, Inc.	81,741	0.0
5,842		Brinker International, Inc.	265,986	0.1
7,766		Brunswick Corp.	351,955	0.1
4,246	@	Burlington Stores, Inc.	283,251	0.1
658	@	Cabela's, Inc.	32,940	0.0
495		Cable One, Inc.	253,148	0.1
968		CalAtlantic Group, Inc.	35,535	0.0
20,397	@	Carmax, Inc.	1,000,065	0.4
5,279		Carter's, Inc.	562,055	0.2
2,981	@,L	Chipotle Mexican Grill, Inc.	1,200,628	0.4
2,386		Choice Hotels International, Inc.	113,621	0.0
11,097		Cinemark Holdings, Inc.	404,597	0.1
1,905		Clear Channel Outdoor Holdings, Inc.	11,849	0.0
5,562		Coach, Inc.	226,596	0.1
2,655	L	Coty, Inc - Class A	69,003	0.0
12,291		Darden Restaurants, Inc.	778,512	0.3
28,817		Delphi Automotive PLC	1,803,944	0.6
7,203		Dick's Sporting Goods, Inc.	324,567	0.1
14,677	@	Discovery Communications, Inc. - Class A	370,301	0.1
23,086	@	Discovery Communications, Inc. - Class C	550,601	0.2
30,044		Dollar General Corp.	2,824,136	1.0
23,926	@	Dollar Tree, Inc.	2,254,786	0.8
5,264		Domino's Pizza, Inc.	691,584	0.2
19,539		D.R. Horton, Inc.	615,088	0.2
9,670		Dunkin' Brands Group, Inc.	421,805	0.2
12,598		Expedia, Inc.	1,339,167	0.5
1,075		Extended Stay America, Inc.	16,071	0.0
12,801		Foot Locker, Inc.	702,263	0.2
1,503		Gap, Inc.	31,894	0.0
19,256		Gentex Corp.	297,505	0.1
14,540		Genuine Parts Co.	1,472,175	0.5
38,633	@,L	Groupon, Inc.	125,557	0.0
39,780		Hanesbrands, Inc.	999,671	0.4
19,104		Harley-Davidson, Inc.	865,411	0.3
3,437		Harman International Industries, Inc.	246,845	0.1
11,855		Hasbro, Inc.	995,701	0.4
48,659		Hilton Worldwide Holdings, Inc.	1,096,287	0.4
142	@	Hyatt Hotels Corp.	6,978	0.0
42,360		Interpublic Group of Cos., Inc.	978,516	0.3
13,495	@	Kate Spade & Co.	278,132	0.1
4,631		L Brands, Inc.	310,879	0.1
6,450		Lear Corp.	656,352	0.2
13,976		Leggett & Platt, Inc.	714,313	0.3
9,958		Lennar Corp. - Class A	459,064	0.2
539		Lennar Corp. - Class B	20,078	0.0
26,378	@	Liberty Interactive Corp. QVC Group	669,210	0.2
2,609	@	Liberty Ventures	96,716	0.0
6,371	L	Lions Gate Entertainment Corp.	128,885	0.0
7,901	@	Live Nation, Inc.	185,674	0.1
32,198	@	LKQ Corp.	1,020,677	0.4
10,246	@,L	Lululemon Athletica, Inc.	756,770	0.3
206	@	Madison Square Garden Co.	35,537	0.0
17,224	L	Marriott International, Inc.	1,144,707	0.4
35,994		Mattel, Inc.	1,126,252	0.4
4,503	@	MGM Resorts International	101,903	0.0
18,111	@	Michael Kors Holdings Ltd.	896,132	0.3
7,532	@	Michaels Cos, Inc.	214,210	0.1
5,146	@	Mohawk Industries, Inc.	976,505	0.3
1,886		Morningstar, Inc.	154,237	0.1
2,375	@	Murphy USA, Inc.	176,130	0.1
46,417		Newell Rubbermaid, Inc.	2,254,474	0.8
13,000	L	Nordstrom, Inc.	494,650	0.2
1,560	@	Norwegian Cruise Line Holdings Ltd.	62,150	0.0
369	@	NVR, Inc.	656,945	0.2
24,945		Omnicom Group, Inc.	2,032,768	0.7
9,982	@	O'Reilly Automotive, Inc.	2,706,120	0.9
20,074	@,L	Pandora Media, Inc.	249,921	0.1
2,356	@	Panera Bread Co.	499,331	0.2
6,365	L	Polaris Industries, Inc.	520,402	0.2
4,257		Pool Corp.	400,286	0.1
10,802		Pulte Group, Inc.	210,531	0.1
415		Ralph Lauren Corp.	37,192	0.0
2,399	L	Regal Entertainment Group	52,874	0.0
41,579		Ross Stores, Inc.	2,357,114	0.8
15,418	@	Sally Beauty Holdings, Inc.	453,443	0.2
8,687		Scripps Networks Interactive - Class A	540,940	0.2
19,781		Service Corp. International	534,878	0.2
14,293	@	ServiceMaster Global Holdings, Inc.	568,861	0.2
7,556		Signet Jewelers Ltd.	622,690	0.2
187,843	@,L	Sirius XM Holdings, Inc.	741,980	0.3
7,545		Six Flags Entertainment Corp.	437,233	0.2
13,747	@	Skechers USA, Inc.	408,561	0.1
10,545		Starwood Hotels & Resorts Worldwide, Inc.	779,803	0.3
8,891	@	Starz	266,019	0.1
5,615	@	Tempur Sealy International, Inc.	310,622	0.1
5,073		Thor Industries, Inc.	328,426	0.1
7,668	@	Toll Brothers, Inc.	206,346	0.1
14,081		Tractor Supply Co.	1,283,906	0.5

See Accompanying Notes to Financial Statements

53

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
639		Tribune Media Co.	25,036	0.0
12,015	@	TripAdvisor, Inc.	772,565	0.3
5,294		Tupperware Corp.	297,946	0.1
6,177	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,504,964	0.5
19,531	@	Under Armour, Inc.	710,928	0.3
19,308	@,L	Under Armour, Inc.	774,830	0.3
7,338	@	Urban Outfitters, Inc.	201,795	0.1
3,796		Vail Resorts, Inc.	524,721	0.2
934		Viacom, Inc.	43,356	0.0
32,097		Viacom, Inc. - Class B	1,331,063	0.5
1,117	@	Vista Outdoor, Inc.	53,314	0.0
3,601		Visteon Corp.	236,982	0.1
12,627		Wendy's Company	121,472	0.0
768		Whirlpool Corp.	127,980	0.0
9,321		Williams-Sonoma, Inc.	485,904	0.2
11,619		Wyndham Worldwide Corp.	827,621	0.3
7,701		Wynn Resorts Ltd.	698,019	0.2
			68,203,850	23.8

		Consumer Staples: 7.9%
6,295	@,L	Blue Buffalo Pet Products, Inc.	146,925	0.1
2,702		Brown-Forman Corp. - Class A	291,897	0.1
9,900		Brown-Forman Corp. - Class B	987,624	0.3
19,674		Campbell Soup Co.	1,308,911	0.5
4,099		Casey's General Stores, Inc.	539,059	0.2
13,537		Church & Dwight Co., Inc.	1,392,822	0.5
11,650		Clorox Co.	1,612,243	0.6
36,455		ConAgra Foods, Inc.	1,742,914	0.6
19,564		Dr Pepper Snapple Group, Inc.	1,890,469	0.7
2,024		Energizer Holdings, Inc.	104,216	0.0
16,701		Flowers Foods, Inc.	313,144	0.1
8,007	@	Hain Celestial Group, Inc.	398,348	0.1
7,779	@	Herbalife Ltd.	455,305	0.2
14,803		Hershey Co.	1,679,992	0.6
24,968		Hormel Foods Corp.	913,829	0.3
5,346		Ingredion, Inc.	691,826	0.2
24,207		Kellogg Co.	1,976,502	0.7
12,206		McCormick & Co., Inc.	1,302,014	0.5
7,102		Mead Johnson Nutrition Co.	644,506	0.2
1,669	L	Nu Skin Enterprises, Inc.	77,091	0.0
897	L	Pilgrim's Pride Corp.	22,856	0.0
3,908	@	Post Holdings, Inc.	323,152	0.1
108,491	@	Rite Aid Corp.	812,598	0.3
2,592		Spectrum Brands Holdings, Inc.	309,252	0.1
14,683	@	Sprouts Farmers Market, Inc.	336,241	0.1
1,821	@	TreeHouse Foods, Inc.	186,926	0.1
14,400		Tyson Foods, Inc.	961,776	0.3
4,706	@	US Foods Holding Corp.	114,073	0.0
18,331	@	WhiteWave Foods Co.	860,457	0.3
5,647		Whole Foods Market, Inc.	180,817	0.1
			22,577,785	7.9

		Energy: 1.3%
34,244		Cabot Oil & Gas Corp.	881,441	0.3
5,369	@,L	Chesapeake Energy Corp.	22,979	0.0
1,559		Cimarex Energy Co.	186,020	0.1
4,064	@	Continental Resources, Inc.	183,977	0.1
4,913		Devon Energy Corp.	178,096	0.0
1,861	@	Diamondback Energy, Inc.	169,742	0.0
2,136	@	Memorial Resource Development Corp.	33,920	0.0
5,345	@	Newfield Exploration Co.	236,142	0.1
22,067		Oneok, Inc.	1,047,079	0.4
1,386	@	Parsley Energy, Inc.	37,505	0.0
41,277	@,L	Southwestern Energy Co.	519,265	0.2
12,069		Williams Cos., Inc.	261,052	0.1
			3,757,218	1.3

		Financials: 9.6%
4,944	@	Affiliated Managers Group, Inc.	695,967	0.3
778		Alexandria Real Estate Equities, Inc.	80,539	0.0
5,036		Ameriprise Financial, Inc.	452,485	0.2
665		Amtrust Financial Services, Inc.	16,292	0.0
12,699		Arthur J. Gallagher & Co.	604,472	0.2
3,922		Artisan Partners Asset Management, Inc.	108,561	0.0
2,748		Boston Properties, Inc.	362,461	0.1
736		Brown & Brown, Inc.	27,578	0.0
869		Care Capital Properties, Inc.	22,776	0.0
8,541		CBOE Holdings, Inc.	569,001	0.2
31,648	@	CBRE Group, Inc.	838,039	0.3
23,041		Citizens Financial Group, Inc.	460,359	0.2
870	@,L	Credit Acceptance Corp.	161,020	0.1
12,723		CubeSmart	392,886	0.1
6,545		CyrusOne, Inc.	364,295	0.1
10,871		Digital Realty Trust, Inc.	1,184,830	0.4
11,570		Eaton Vance Corp.	408,884	0.1
7,850		Empire State Realty Trust, Inc.	149,072	0.1
7,309		Equinix, Inc.	2,833,919	1.0
8,067		Equity Lifestyle Properties, Inc.	645,763	0.2
1,886		Erie Indemnity Co.	187,355	0.1
2,869		Essex Property Trust, Inc.	654,390	0.2
12,716		Extra Space Storage, Inc.	1,176,739	0.4
7,455		Federal Realty Investment Trust	1,234,175	0.4
9,848		Federated Investors, Inc.	283,425	0.1
12,352		First Republic Bank/San Francisco CA	864,516	0.3
19,742		Gaming and Leisure Properties, Inc.	680,704	0.2
10,476		Healthcare Trust of America, Inc.	338,794	0.1
761		Interactive Brokers Group, Inc.	26,939	0.0
7,290		Invesco Ltd.	186,187	0.1
27,460		Iron Mountain, Inc.	1,093,732	0.4

See Accompanying Notes to Financial Statements

54

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
8,649		Lamar Advertising Co.	573,429	0.2
1,841		Lazard Ltd.	54,825	0.0
5,722		Lincoln National Corp.	221,842	0.1
1,307	L	LPL Financial Holdings, Inc.	29,447	0.0
3,864		MarketAxess Holdings, Inc.	561,826	0.2
16,001		Moody's Corp.	1,499,454	0.5
9,601		MSCI, Inc. - Class A	740,429	0.3
19,440		NorthStar Asset Management Group, Inc./New York	198,482	0.1
7,203		Omega Healthcare Investors, Inc.	244,542	0.1
2,347		Outfront Media, Inc.	56,727	0.0
5,898		Progressive Corp.	197,583	0.1
1,768		Regency Centers Corp.	148,035	0.1
13,470		SEI Investments Co.	648,042	0.2
2,899		Senior Housing Properties Trust	60,386	0.0
3,288	@	Signature Bank	410,737	0.2
3,156		Sovran Self Storage, Inc.	331,128	0.1
4,040	@	SVB Financial Group	384,446	0.1
19,577		T. Rowe Price Group, Inc.	1,428,534	0.5
8,889		Tanger Factory Outlet Centers, Inc.	357,160	0.1
3,067		Taubman Centers, Inc.	227,571	0.1
23,372		TD Ameritrade Holding Corp.	665,518	0.2
11,205		Ventas, Inc.	815,948	0.3
5,560	@	Western Alliance Bancorp.	181,534	0.1
9,708		XL Group Plc	323,373	0.1
			27,467,153	9.6

		Health Care: 15.6%
4,186	@	Abiomed, Inc.	457,488	0.2
2,645	@	Acadia Healthcare Co., Inc.	146,533	0.1
9,530	@,L	Acadia Pharmaceuticals, Inc.	309,344	0.1
8,991		Agilent Technologies, Inc.	398,841	0.1
2,991	@,L	Agios Pharmaceuticals, Inc.	125,308	0.0
8,846	@	Akorn, Inc.	251,978	0.1
1,687	@	Alere, Inc.	70,314	0.0
7,614	@	Align Technology, Inc.	613,308	0.2
15,862	@	Alkermes PLC	685,556	0.2
6,850	@	Alnylam Pharmaceuticals, Inc.	380,106	0.1
18,779		AmerisourceBergen Corp.	1,489,550	0.5
3,190	@	Amsurg Corp.	247,353	0.1
4,107	@	Athenahealth, Inc.	566,807	0.2
17,125	@	BioMarin Pharmaceutical, Inc.	1,332,325	0.5
3,874		Bio-Techne Corp.	436,871	0.2
11,024		Bruker BioSciences Corp.	250,686	0.1
12,969	@	Centene Corp.	925,597	0.3
31,039	@	Cerner Corp.	1,818,885	0.6
4,923	@	Charles River Laboratories International, Inc.	405,852	0.1
3,894		Cooper Cos., Inc.	668,094	0.2
7,754		CR Bard, Inc.	1,823,431	0.6
6,952	@	DaVita HealthCare Partners, Inc.	537,529	0.2
8,669	@	DexCom, Inc.	687,712	0.2
22,286	@	Edwards Lifesciences Corp.	2,222,583	0.8
16,385	@	Envision Healthcare Holdings, Inc.	415,687	0.2
8,640	@	Henry Schein, Inc.	1,527,552	0.5
6,462		Hill-Rom Holdings, Inc.	326,008	0.1
29,439	@	Hologic, Inc.	1,018,589	0.4
9,365	@	Idexx Laboratories, Inc.	869,634	0.3
15,438	@	Illumina, Inc.	2,167,186	0.8
15,945	@	IMS Health Holdings, Inc.	404,365	0.1
17,171	@	Incyte Corp., Ltd.	1,373,337	0.5
6,221	@,L	Inovalon Holdings, Inc.	112,040	0.0
1,730	@,L	Intercept Pharmaceuticals, Inc.	246,836	0.1
5,836	@,L	Intrexon Corp.	143,624	0.1
3,989	@	Intuitive Surgical, Inc.	2,638,364	0.9
12,699	@,L	Ionis Pharmaceuticals, Inc.	295,760	0.1
5,972	@,L	Juno Therapeutics, Inc.	229,564	0.1
4,838	@	Laboratory Corp. of America Holdings	630,246	0.2
16,808	@	Medivation, Inc.	1,013,522	0.4
6,791	@	Mednax, Inc.	491,872	0.2
2,770	@	Mettler Toledo International, Inc.	1,010,828	0.4
9,066	@	Neurocrine Biosciences, Inc.	412,050	0.1
31,039	@,L	Opko Health, Inc.	289,904	0.1
8,840		Patterson Cos., Inc.	423,348	0.2
2,406		PerkinElmer, Inc.	126,122	0.0
1,466	@	Premier, Inc.	47,938	0.0
5,699	@	Quintiles Transnational Holdings, Inc.	372,259	0.1
14,688		Resmed, Inc.	928,722	0.3
10,101	@	Seattle Genetics, Inc.	408,181	0.1
20,388		St. Jude Medical, Inc.	1,590,264	0.6
847		Teleflex, Inc.	150,182	0.1
8,456	@	Tenet Healthcare Corp.	233,724	0.1
1,292	@	United Therapeutics Corp.	136,849	0.1
2,230		Universal Health Services, Inc.	299,043	0.1
10,057	@	Varian Medical Systems, Inc.	826,987	0.3
8,196	@	VCA, Inc.	554,132	0.2
10,127	@,L	Veeva Systems, Inc.	345,533	0.1
479	@	VWR Corp.	13,843	0.0
8,101	@	Waters Corp.	1,139,406	0.4
4,298	@	WellCare Health Plans, Inc.	461,089	0.2
7,569		West Pharmaceutical Services, Inc.	574,336	0.2
10,349		Zimmer Biomet Holdings, Inc.	1,245,813	0.4
48,119		Zoetis, Inc.	2,283,728	0.8
			44,630,518	15.6

		Industrials: 14.0%
4,592		Acuity Brands, Inc.	1,138,632	0.4
5,031	L	Air Lease Corp.	134,730	0.0
10,392		Alaska Air Group, Inc.	605,750	0.2

See Accompanying Notes to Financial Statements

55

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
10,122		Allegion Public Ltd.	702,770	0.2
402		Amerco, Inc.	150,569	0.1
4,470		Ametek, Inc.	206,648	0.1
7,685		AO Smith Corp.	677,125	0.2
8,815	@	Avis Budget Group, Inc.	284,107	0.1
10,768		BE Aerospace, Inc.	497,212	0.2
9,836		BWX Technologies, Inc.	351,834	0.1
1,975		Carlisle Cos., Inc.	208,718	0.1
15,020		CH Robinson Worldwide, Inc.	1,115,235	0.4
9,365		Cintas Corp.	918,987	0.3
437	@	Clean Harbors, Inc.	22,772	0.0
10,309	@	Copart, Inc.	505,244	0.2
12,291		Covanta Holding Corp.	202,187	0.1
12,348		Donaldson Co., Inc.	424,277	0.1
1,550		Dun & Bradstreet Corp.	188,852	0.1
12,505		Equifax, Inc.	1,605,642	0.6
13,487		Expeditors International Washington, Inc.	661,403	0.2
30,375	L	Fastenal Co.	1,348,346	0.5
8,331		Flowserve Corp.	376,311	0.1
16,115		Fortune Brands Home & Security, Inc.	934,187	0.3
5,825		Graco, Inc.	460,117	0.2
21,215	@	HD Supply Holdings, Inc	738,706	0.3
2,050		Heico Corp.	136,961	0.0
4,029		HEICO Corp.	216,156	0.1
7,522	@	Hertz Global Holdings, Inc.	83,269	0.0
9,776		Hexcel Corp.	407,073	0.1
3,716		Hubbell, Inc.	391,927	0.1
4,105		Huntington Ingalls Industries, Inc.	689,763	0.2
7,463		IDEX Corp.	612,712	0.2
6,328	@	IHS, Inc.	731,580	0.3
13,641		Ingersoll-Rand PLC - Class A	868,659	0.3
9,350		JB Hunt Transport Services, Inc.	756,696	0.3
2,555	@	JetBlue Airways Corp.	42,311	0.0
14,526		KAR Auction Services, Inc.	606,315	0.2
4,447		Landstar System, Inc.	305,331	0.1
3,874		Lennox International, Inc.	552,432	0.2
4,067		Lincoln Electric Holdings, Inc.	240,278	0.1
5,844	@	Manitowoc Foodservice, Inc.	102,971	0.0
22,722		Masco Corp.	703,019	0.2
5,972	@	Middleby Corp.	688,273	0.2
2,085		MSC Industrial Direct Co.	147,118	0.1
29,747		Nielsen NV	1,545,952	0.5
6,014		Nordson Corp.	502,831	0.2
4,425	@	Old Dominion Freight Line	266,872	0.1
3,183		Paccar, Inc.	165,102	0.1
19,904		Pitney Bowes, Inc.	354,291	0.1
4,135	@	Quanta Services, Inc.	95,601	0.0
13,438		Robert Half International, Inc.	512,794	0.2
10,861		Rockwell Automation, Inc.	1,247,060	0.4
13,739		Rockwell Collins, Inc.	1,169,739	0.4
10,113		Rollins, Inc.	296,008	0.1
5,386		Roper Technologies, Inc.	918,636	0.3
14,895		RR Donnelley & Sons Co.	252,023	0.1
4,466		Snap-On, Inc.	704,824	0.2
7,204	@	Spirit Aerosystems Holdings, Inc.	309,772	0.1
1,910		Stanley Black & Decker, Inc.	212,430	0.1
8,218	@	Stericycle, Inc.	855,658	0.3
8,846		Textron, Inc.	323,410	0.1
5,636		Toro Co.	497,095	0.2
5,287	@	TransDigm Group, Inc.	1,394,129	0.5
5,588	@	TransUnion	186,863	0.1
3,919		Tyco International Plc	166,949	0.1
7,951	@	United Rentals, Inc.	533,512	0.2
1,871		Valmont Industries, Inc.	253,090	0.1
16,191	@	Verisk Analytics, Inc.	1,312,766	0.5
5,573	@	WABCO Holdings, Inc.	510,320	0.2
9,076		Wabtec Corp.	637,408	0.2
2,737		Watsco, Inc.	385,069	0.1
5,840		WW Grainger, Inc.	1,327,140	0.5
9,836		Xylem, Inc.	439,177	0.2
			40,119,726	14.0

		Information Technology: 20.8%
16,166	@	Akamai Technologies, Inc.	904,164	0.3
6,091	@	Alliance Data Systems Corp.	1,193,349	0.4
31,668		Amphenol Corp.	1,815,526	0.6
2,402	@	Ansys, Inc.	217,981	0.1
4,111	@,L	Arista Networks, Inc.	264,666	0.1
4,518	@	ARRIS International PLC	94,697	0.0
2,752	@,L	Atlassian Corp. PLC	71,277	0.0
18,286	@	Autodesk, Inc.	990,004	0.3
2,443	@	Black Knight Financial Services, Inc.	91,857	0.0
11,273		Booz Allen Hamilton Holding Corp.	334,132	0.1
12,422		Broadridge Financial Solutions, Inc. ADR	809,914	0.3
31,548	@	Cadence Design Systems, Inc.	766,616	0.3
16,402		CDK Global, Inc.	910,147	0.3
17,155		CDW Corp./DE	687,572	0.2
16,377	@	Citrix Systems, Inc.	1,311,634	0.5
8,561		Cognex Corp.	368,979	0.1
13,504	@,L	CommScope Holding Co., Inc.	419,029	0.1
5,486	@	CoreLogic, Inc.	211,101	0.1
3,369	@	CoStar Group, Inc.	736,666	0.3
3,819	@	Cree, Inc.	93,336	0.0
17,236		CSRA, Inc.	403,839	0.1
3,464		DST Systems, Inc.	403,314	0.1
30,715	@	Electronic Arts, Inc.	2,326,968	0.8
5,256	@	Euronet Worldwide, Inc.	363,663	0.1
7,078	@	F5 Networks, Inc.	805,760	0.3
4,219		Factset Research Systems, Inc.	681,031	0.2
4,315		FEI Co.	461,187	0.2
19,506		Fidelity National Information Services, Inc.	1,437,202	0.5
3,716	@	FireEye, Inc.	61,203	0.0
32,994	@	First Data Corp.	365,244	0.1
23,432	@	Fiserv, Inc.	2,547,761	0.9

See Accompanying Notes to Financial Statements

56

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
10,852	@,L	Fitbit, Inc.	132,611	0.0
9,666	@	FleetCor Technologies, Inc.	1,383,495	0.5
15,271	@	Fortinet, Inc.	482,411	0.2
8,431	@	Gartner, Inc.	821,264	0.3
15,859	@	Genpact Ltd.	425,656	0.2
16,188		Global Payments, Inc.	1,155,499	0.4
4,910	@	GoDaddy, Inc.	153,143	0.1
7,627	@	Guidewire Software, Inc.	471,044	0.2
5,819		IAC/InterActiveCorp	327,610	0.1
3,134	@	IPG Photonics Corp.	250,720	0.1
8,306		Jack Henry & Associates, Inc.	724,865	0.3
16,463		KLA-Tencor Corp.	1,205,915	0.4
13,453		Lam Research Corp.	1,130,859	0.4
11,787		Linear Technology Corp.	548,449	0.2
12,406	@	LinkedIn Corp.	2,347,835	0.8
7,557	@	Manhattan Associates, Inc.	484,630	0.2
3,053	@,L	Match Group, Inc.	46,024	0.0
29,834		Maxim Integrated Products	1,064,775	0.4
22,188		Microchip Technology, Inc.	1,126,263	0.4
2,084		Motorola Solutions, Inc.	137,481	0.1
8,588		National Instruments Corp.	235,311	0.1
13,022	@	NCR Corp.	361,621	0.1
4,198	@,L	NetSuite, Inc.	305,614	0.1
17,830	@	Nuance Communications, Inc.	278,683	0.1
53,764		Nvidia Corp.	2,527,446	0.9
4,358	@	ON Semiconductor Corp.	38,438	0.0
9,173	@	Palo Alto Networks, Inc.	1,124,977	0.4
34,046		Paychex, Inc.	2,025,737	0.7
5,336	@	PTC, Inc.	200,527	0.1
1,417	@	Qorvo, Inc.	78,303	0.0
11,314	@	Rackspace Hosting, Inc.	236,010	0.1
19,108	@	Red Hat, Inc.	1,387,241	0.5
21,844		Sabre Corp.	585,201	0.2
16,636	@	ServiceNow, Inc.	1,104,630	0.4
18,390		Skyworks Solutions, Inc.	1,163,719	0.4
13,815	@	Splunk, Inc.	748,497	0.3
5,451	@,L	Square, Inc.	49,332	0.0
16,322		SS&C Technologies Holdings, Inc.	458,322	0.2
9,199		Symantec Corp.	188,947	0.1
1,516	@	Synopsys, Inc.	81,985	0.0
5,796	@	Tableau Software, Inc.	283,540	0.1
13,667	@	Teradata Corp.	342,632	0.1
17,523		Total System Services, Inc.	930,647	0.3
21,004	@	Trimble Navigation Ltd.	511,657	0.2
59,061	@	Twitter, Inc.	998,722	0.4
3,484	@	Tyler Technologies, Inc.	580,818	0.2
2,897	@	Ultimate Software Group, Inc.	609,210	0.2
16,343	@	Vantiv, Inc.	925,014	0.3
11,543	@	VeriFone Holdings, Inc.	214,007	0.1
10,012	@,L	VeriSign, Inc.	865,638	0.3
51,938		Western Union Co.	996,171	0.3
4,067	@	WEX, Inc.	360,621	0.1
12,293	@	Workday, Inc.	917,918	0.3
8,497		Xilinx, Inc.	391,967	0.1
5,541	@	Yelp, Inc.	168,225	0.1
4,468	@	Zebra Technologies Corp.	223,847	0.1
3,737	@,L	Zillow Group, Inc. - A	136,961	0.1
7,480	@,L	Zillow Group, Inc. - C	271,374	0.1
			59,479,878	20.8

		Materials: 4.9%
1,661		Aptargroup, Inc.	131,435	0.1
8,863		Avery Dennison Corp.	662,509	0.2
17,369	@	Axalta Coating Systems Ltd.	460,800	0.2
18,020	L	Ball Corp.	1,302,666	0.5
1,441		Bemis Co., Inc.	74,197	0.0
12,744	@	Berry Plastics Group, Inc.	495,104	0.2
1,417		Celanese Corp.	92,743	0.0
14,196	@	Crown Holdings, Inc.	719,311	0.3
4,928		Eagle Materials, Inc.	380,195	0.1
11,358		FMC Corp.	525,989	0.2
28,788		Freeport-McMoRan, Inc.	320,698	0.1
23,630		Graphic Packaging Holding Co.	296,320	0.1
8,415		International Flavors & Fragrances, Inc.	1,060,879	0.4
6,067		Martin Marietta Materials, Inc.	1,164,864	0.4
723		NewMarket Corp.	299,597	0.1
17,002	@	Owens-Illinois, Inc.	306,206	0.1
9,855		Packaging Corp. of America	659,595	0.2
445		Royal Gold, Inc.	32,049	0.0
13,748		RPM International, Inc.	686,713	0.2
4,387		Scotts Miracle-Gro Co.	306,695	0.1
20,729		Sealed Air Corp.	952,912	0.3
4,300		Silgan Holdings, Inc.	221,278	0.1
3,917		Southern Copper Corp.	105,681	0.0
3,686		Steel Dynamics, Inc.	90,307	0.0
8,274		Valspar Corp.	893,840	0.3
13,015		Vulcan Materials Co.	1,566,485	0.6
4,117		WR Grace & Co.	301,406	0.1
			14,110,474	4.9

		Telecommunication Services: 0.5%
8,367	@	SBA Communications Corp.	903,134	0.3
17,221	@	Zayo Group Holdings, Inc.	480,983	0.2
			1,384,117	0.5

		Utilities: 0.1%
7,846		ITC Holdings Corp.	367,350	0.1
642		Piedmont Natural Gas Co.	38,597	0.0
			405,947	0.1

	Total Common Stock
	(Cost $185,521,201)		282,136,666	98.5

See Accompanying Notes to Financial Statements

57

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
	Securities Lending Collateralcc: 4.1%
2,759,689	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,759,719, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,814,883, due 08/15/16-11/15/45)	2,759,689	1.0
2,759,689	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,759,725, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,814,883, due 07/15/16-09/20/65)	2,759,689	0.9
2,759,689	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,759,727, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,814,883, due 07/07/16-02/01/49)	2,759,689	1.0
2,759,689	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,759,723, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $2,814,883, due 03/15/18-09/09/49)	2,759,689	1.0
580,868	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $580,875, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $592,485, due 12/01/16-02/20/66)	580,868	0.2
		11,619,624	4.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,399,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $4,399,000)	4,399,000	1.5

	Total Short-Term Investments
	(Cost $16,018,624)	16,018,624	5.6

	Total Investments in Securities (Cost $201,539,825)	$298,155,290	104.1
	Liabilities in Excess of Other Assets	(11,633,977)	(4.1)
	Net Assets	$286,521,313	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $202,148,039.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$103,519,315
Gross Unrealized Depreciation	(7,512,064)

Net Unrealized Appreciation	$96,007,251

See Accompanying Notes to Financial Statements

58

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 15.5%
23,250		Advance Auto Parts, Inc.	3,757,898	0.2
19,551	@	AMC Networks, Inc.	1,181,271	0.1
79,489		ARAMARK Holdings Corp.	2,656,522	0.1
21,359	@	Autonation, Inc.	1,003,446	0.1
9,670	@	Autozone, Inc.	7,676,433	0.4
48,796		Bed Bath & Beyond, Inc.	2,108,963	0.1
91,025		Best Buy Co., Inc.	2,785,365	0.1
71,303		BorgWarner, Inc.	2,104,865	0.1
18,174		Brinker International, Inc.	827,462	0.0
29,703		Brunswick Corp.	1,346,140	0.1
23,056	@	Burlington Stores, Inc.	1,538,066	0.1
16,433	@	Cabela's, Inc.	822,636	0.0
1,540		Cable One, Inc.	787,571	0.0
24,497		CalAtlantic Group, Inc.	899,285	0.0
63,478	@,L	Carmax, Inc.	3,112,326	0.2
16,437		Carter's, Inc.	1,750,047	0.1
9,276	@,L	Chipotle Mexican Grill, Inc.	3,736,002	0.2
10,833		Choice Hotels International, Inc.	515,867	0.0
34,791		Cinemark Holdings, Inc.	1,268,480	0.1
11,522		Clear Channel Outdoor Holdings, Inc.	71,667	0.0
91,566		Coach, Inc.	3,730,399	0.2
14,813	L	Coty, Inc - Class A	384,990	0.0
24,419		CST Brands, Inc.	1,051,971	0.1
38,264		Darden Restaurants, Inc.	2,423,642	0.1
89,683		Delphi Automotive PLC	5,614,156	0.3
28,669		Dick's Sporting Goods, Inc.	1,291,825	0.1
6,234		Dillard's, Inc.	377,780	0.0
49,158	@	Discovery Communications, Inc. - Class A	1,240,256	0.1
77,267	@	Discovery Communications, Inc. - Class C	1,842,818	0.1
93,503		Dollar General Corp.	8,789,282	0.5
74,456	@	Dollar Tree, Inc.	7,016,733	0.4
16,386		Domino's Pizza, Inc.	2,152,793	0.1
110,797		D.R. Horton, Inc.	3,487,890	0.2
30,091		Dunkin' Brands Group, Inc.	1,312,569	0.1
39,204		Expedia, Inc.	4,167,385	0.2
24,104		Extended Stay America, Inc.	360,355	0.0
44,319		Foot Locker, Inc.	2,431,340	0.1
33,521	L	GameStop Corp.	890,988	0.0
73,050		Gap, Inc.	1,550,121	0.1
36,589		Garmin Ltd.	1,552,105	0.1
92,897		Gentex Corp.	1,435,259	0.1
47,990		Genuine Parts Co.	4,858,988	0.3
87,393		Goodyear Tire & Rubber Co.	2,242,504	0.1
1,423		Graham Holdings Co.	696,615	0.0
120,232	@,L	Groupon, Inc.	390,754	0.0
73,737		H&R Block, Inc.	1,695,951	0.1
123,771		Hanesbrands, Inc.	3,110,365	0.2
59,449		Harley-Davidson, Inc.	2,693,040	0.1
23,105		Harman International Industries, Inc.	1,659,401	0.1
36,895		Hasbro, Inc.	3,098,811	0.2
172,115		Hilton Worldwide Holdings, Inc.	3,877,751	0.2
7,821	@	Hyatt Hotels Corp.	384,324	0.0
30,822		International Game Technology PLC	577,604	0.0
131,810		Interpublic Group of Cos., Inc.	3,044,811	0.2
101,006	@,L	JC Penney Co., Inc.	896,933	0.0
14,562		John Wiley & Sons, Inc.	759,845	0.0
42,001	@	Kate Spade & Co.	865,641	0.0
60,656		Kohl's Corp.	2,300,076	0.1
79,616		L Brands, Inc.	5,344,622	0.3
24,237		Lear Corp.	2,466,357	0.1
43,496		Leggett & Platt, Inc.	2,223,081	0.1
59,335		Lennar Corp. - Class A	2,735,344	0.1
3,192		Lennar Corp. - Class B	118,902	0.0
8,348	@	Liberty Broadband Corp. - A	495,871	0.0
33,886	@	Liberty Broadband Corp. - C	2,033,160	0.1
145,808	@	Liberty Interactive Corp. QVC Group	3,699,149	0.2
29,825	@	Liberty SiriusXM Group	935,312	0.1
60,162	@	Liberty SiriusXM Group	1,857,201	0.1
43,705	@	Liberty Ventures	1,620,144	0.1
30,760	L	Lions Gate Entertainment Corp.	622,275	0.0
43,024	@	Live Nation, Inc.	1,011,064	0.1
100,206	@	LKQ Corp.	3,176,530	0.2
31,889	@	Lululemon Athletica, Inc.	2,355,322	0.1
101,290		Macy's, Inc.	3,404,357	0.2
6,370	@	Madison Square Garden Co.	1,098,889	0.1
61,408	L	Marriott International, Inc.	4,081,176	0.2
112,019		Mattel, Inc.	3,505,075	0.2
155,710	@	MGM Resorts International	3,523,717	0.2
56,371	@	Michael Kors Holdings Ltd.	2,789,237	0.1
30,519	@	Michaels Cos, Inc.	867,960	0.0
20,244	@	Mohawk Industries, Inc.	3,841,501	0.2
5,881		Morningstar, Inc.	480,948	0.0
12,148	@	Murphy USA, Inc.	900,896	0.1
144,468		Newell Rubbermaid, Inc.	7,016,811	0.4
124,686		News Corp - Class A	1,415,186	0.1
39,866	L	News Corp - Class B	465,236	0.0
40,449	L	Nordstrom, Inc.	1,539,084	0.1
52,217	@	Norwegian Cruise Line Holdings Ltd.	2,080,325	0.1
1,149	@	NVR, Inc.	2,045,611	0.1
77,633		Omnicom Group, Inc.	6,326,313	0.3
31,063	@	O'Reilly Automotive, Inc.	8,421,179	0.4
72,156	@,L	Pandora Media, Inc.	898,342	0.0
7,329	@	Panera Bread Co.	1,553,308	0.1
12,582		Penske Auto Group, Inc.	395,830	0.0
19,748	L	Polaris Industries, Inc.	1,614,597	0.1
13,247		Pool Corp.	1,245,615	0.1
113,081		Pulte Group, Inc.	2,203,949	0.1
26,498		PVH Corp.	2,496,907	0.1

See Accompanying Notes to Financial Statements

59

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
18,736		Ralph Lauren Corp.	1,679,120	0.1
26,547	L	Regal Entertainment Group	585,096	0.0
129,399		Ross Stores, Inc.	7,335,629	0.4
55,310		Royal Caribbean Cruises Ltd.	3,714,067	0.2
47,971	@	Sally Beauty Holdings, Inc.	1,410,827	0.1
27,032		Scripps Networks Interactive - Class A	1,683,283	0.1
61,536		Service Corp. International	1,663,933	0.1
44,476	@	ServiceMaster Global Holdings, Inc.	1,770,145	0.1
25,751		Signet Jewelers Ltd.	2,122,140	0.1
584,567	@	Sirius XM Holdings, Inc.	2,309,040	0.1
23,480		Six Flags Entertainment Corp.	1,360,666	0.1
42,779	@	Skechers USA, Inc.	1,271,392	0.1
211,605		Staples, Inc.	1,824,035	0.1
55,520		Starwood Hotels & Resorts Worldwide, Inc.	4,105,704	0.2
27,630	@	Starz	826,690	0.0
71,436		TEGNA, Inc.	1,655,172	0.1
17,463	@	Tempur Sealy International, Inc.	966,053	0.1
15,789		Thor Industries, Inc.	1,022,180	0.1
35,935		Tiffany & Co.	2,179,098	0.1
50,760	@	Toll Brothers, Inc.	1,365,952	0.1
43,820		Tractor Supply Co.	3,995,508	0.2
25,480		Tribune Media Co.	998,306	0.1
37,398	@	TripAdvisor, Inc.	2,404,691	0.1
16,472		Tupperware Corp.	927,044	0.1
19,225	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,683,979	0.2
60,780	@	Under Armour, Inc.	2,212,392	0.1
60,071	@,L	Under Armour, Inc.	2,410,649	0.1
29,333	@	Urban Outfitters, Inc.	806,658	0.0
11,814		Vail Resorts, Inc.	1,633,049	0.1
3,294		Viacom, Inc.	152,907	0.0
113,240		Viacom, Inc. - Class B	4,696,063	0.2
19,882	@	Vista Outdoor, Inc.	948,968	0.1
11,209		Visteon Corp.	737,664	0.0
68,731		Wendy's Company	661,192	0.0
24,390		Whirlpool Corp.	4,064,350	0.2
28,997		Williams-Sonoma, Inc.	1,511,614	0.1
36,162		Wyndham Worldwide Corp.	2,575,819	0.1
26,245		Wynn Resorts Ltd.	2,378,847	0.1
			299,764,688	15.5

		Consumer Staples: 5.5%
19,544	@,L	Blue Buffalo Pet Products, Inc.	456,157	0.0
8,917		Brown-Forman Corp. - Class A	963,303	0.0
32,668		Brown-Forman Corp. - Class B	3,258,960	0.2
45,630		Bunge Ltd.	2,699,014	0.1
61,207		Campbell Soup Co.	4,072,102	0.2
12,758		Casey's General Stores, Inc.	1,677,805	0.1
42,135		Church & Dwight Co., Inc.	4,335,270	0.2
42,546		Clorox Co.	5,887,941	0.3
143,620		ConAgra Foods, Inc.	6,866,472	0.4
60,889		Dr Pepper Snapple Group, Inc.	5,883,704	0.3
19,352		Edgewell Personal Care Co.	1,633,502	0.1
20,155		Energizer Holdings, Inc.	1,037,781	0.1
56,656		Flowers Foods, Inc.	1,062,300	0.1
33,389	@	Hain Celestial Group, Inc.	1,661,103	0.1
24,215	@	Herbalife Ltd.	1,417,304	0.1
46,062		Hershey Co.	5,227,576	0.3
88,931		Hormel Foods Corp.	3,254,875	0.2
23,561		Ingredion, Inc.	3,049,029	0.2
38,065		JM Smucker Co.	5,801,487	0.3
81,621		Kellogg Co.	6,664,355	0.3
37,977		McCormick & Co., Inc.	4,051,007	0.2
61,396		Mead Johnson Nutrition Co.	5,571,687	0.3
56,459		Molson Coors Brewing Co.	5,709,699	0.3
18,044	L	Nu Skin Enterprises, Inc.	833,452	0.0
19,453	L	Pilgrim's Pride Corp.	495,662	0.0
37,936		Pinnacle Foods, Inc.	1,756,057	0.1
21,039	@	Post Holdings, Inc.	1,739,715	0.1
337,746	@	Rite Aid Corp.	2,529,718	0.1
8,061		Spectrum Brands Holdings, Inc.	961,758	0.0
45,764	@	Sprouts Farmers Market, Inc.	1,047,996	0.1
17,988	@	TreeHouse Foods, Inc.	1,846,468	0.1
95,743		Tyson Foods, Inc.	6,394,675	0.3
14,629	@	US Foods Holding Corp.	354,607	0.0
57,068	@	WhiteWave Foods Co.	2,678,772	0.1
104,669		Whole Foods Market, Inc.	3,351,501	0.2
			106,232,814	5.5

		Energy: 6.0%
53,835	@	Antero Resources Corp.	1,398,633	0.1
144,013		Baker Hughes, Inc.	6,499,307	0.3
151,157		Cabot Oil & Gas Corp.	3,890,781	0.2
65,488	@	Cheniere Energy, Inc.	2,459,074	0.1
199,616	@	Chesapeake Energy Corp.	854,357	0.0
30,707		Cimarex Energy Co.	3,663,959	0.2
131,406		Columbia Pipeline Group, Inc.	3,349,539	0.2
42,837	@	Concho Resources, Inc./Midland TX	5,109,169	0.3
74,462	L	Consol Energy, Inc.	1,198,094	0.1
28,420	@	Continental Resources, Inc.	1,286,573	0.1
171,756		Devon Energy Corp.	6,226,155	0.3
21,092		Diamond Offshore Drilling	513,168	0.0
23,524	@	Diamondback Energy, Inc.	2,145,624	0.1
12,404	@	Dril-Quip, Inc.	724,766	0.0
99,006		Ensco PLC	961,348	0.1
56,549		EQT Corp.	4,378,589	0.2
74,051	@	FMC Technologies, Inc.	1,974,940	0.1
11,525	L	Frank's International N.V.	168,380	0.0
41,167	@	Gulfport Energy Corp.	1,286,880	0.1
31,882	L	Helmerich & Payne, Inc.	2,140,239	0.1
92,571		Hess Corp.	5,563,517	0.3
53,216		HollyFrontier Corp.	1,264,944	0.1

See Accompanying Notes to Financial Statements

60

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
51,466	@	Kosmos Energy, LLC	280,490	0.0
44,034	@,L	Laredo Petroleum, Inc.	461,476	0.0
278,424		Marathon Oil Corp.	4,179,144	0.2
172,859		Marathon Petroleum Corp.	6,561,728	0.3
33,298	@	Memorial Resource Development Corp.	528,772	0.0
53,575		Murphy Oil Corp.	1,701,006	0.1
90,407		Nabors Industries Ltd.	908,590	0.0
124,123		National Oilwell Varco, Inc.	4,176,739	0.2
65,174	@	Newfield Exploration Co.	2,879,387	0.2
79,290	L	Noble Corp. PLC	653,350	0.0
139,638		Noble Energy, Inc.	5,008,815	0.3
32,118		Oceaneering International, Inc.	959,043	0.1
68,693		Oneok, Inc.	3,259,483	0.2
49,578	@	Parsley Energy, Inc.	1,341,581	0.1
47,343		Patterson-UTI Energy, Inc.	1,009,353	0.1
32,115		PBF Energy, Inc.	763,695	0.0
70,869		QEP Resources, Inc.	1,249,420	0.1
54,662		Range Resources Corp.	2,358,119	0.1
39,105	@	Rice Energy, Inc.	861,874	0.0
41,201		Rowan Companies PLC	727,610	0.0
19,192		RPC, Inc.	298,052	0.0
22,044	L	SM Energy Co.	595,188	0.0
21,449	@,L	Solar City	513,275	0.0
128,409	@,L	Southwestern Energy Co.	1,615,385	0.1
49,292		Superior Energy Services	907,466	0.0
51,257		Targa Resources Corp.	2,159,970	0.1
39,202		Tesoro Corp.	2,937,014	0.2
113,248	L	Transocean Ltd.	1,346,519	0.1
292,972	@	Weatherford International PLC	1,625,995	0.1
66,171	@,L	Whiting Petroleum Corp.	612,743	0.0
226,331		Williams Cos., Inc.	4,895,540	0.3
22,671		World Fuel Services Corp.	1,076,646	0.1
90,564	@	WPX Energy, Inc.	843,151	0.0
			116,354,655	6.0

		Financials: 22.1%
17,670	@	Affiliated Managers Group, Inc.	2,487,406	0.1
23,968		Alexandria Real Estate Equities, Inc.	2,481,167	0.1
4,883	@	Alleghany Corp.	2,683,599	0.1
28,697		Allied World Assurance Co. Holdings Ltd.	1,008,413	0.0
145,722	@	Ally Financial, Inc.	2,487,475	0.1
42,887		American Campus Communities, Inc.	2,267,436	0.1
108,858		American Capital Agency Corp.	2,157,566	0.1
22,440		American Financial Group, Inc.	1,658,989	0.1
54,582		American Homes 4 Rent	1,117,839	0.1
2,401		American National Insurance	271,673	0.0
51,571		Ameriprise Financial, Inc.	4,633,654	0.2
28,951		Amtrust Financial Services, Inc.	709,299	0.0
303,820		Annaly Capital Management, Inc.	3,363,287	0.2
51,125		Apartment Investment & Management Co.	2,257,680	0.1
53,934		Apple Hospitality REIT, Inc.	1,014,499	0.1
37,636	@	Arch Capital Group Ltd.	2,709,792	0.1
57,587		Arthur J. Gallagher & Co.	2,741,141	0.1
12,208		Artisan Partners Asset Management, Inc.	337,917	0.0
19,725		Aspen Insurance Holdings Ltd.	914,846	0.0
48,952		Associated Banc-Corp.	839,527	0.0
20,278		Assurant, Inc.	1,750,194	0.1
43,661		Assured Guaranty Ltd.	1,107,680	0.1
45,054		AvalonBay Communities, Inc.	8,127,291	0.4
29,992		Axis Capital Holdings Ltd.	1,649,560	0.1
13,905		Bank of Hawaii Corp.	956,664	0.0
32,563		BankUnited, Inc.	1,000,335	0.0
8,414	L	BOK Financial Corp.	527,558	0.0
50,289		Boston Properties, Inc.	6,633,119	0.3
56,423		Brandywine Realty Trust	947,906	0.0
62,782		Brixmor Property Group, Inc.	1,661,212	0.1
38,204		Brown & Brown, Inc.	1,431,504	0.1
28,040		Camden Property Trust	2,479,297	0.1
27,494		Care Capital Properties, Inc.	720,618	0.0
26,592		CBOE Holdings, Inc.	1,771,559	0.1
98,493	@	CBRE Group, Inc.	2,608,095	0.1
61,468		Chimera Investment Corp.	965,048	0.0
49,230		Cincinnati Financial Corp.	3,686,835	0.2
65,363		CIT Group, Inc.	2,085,733	0.1
173,978		Citizens Financial Group, Inc.	3,476,080	0.2
8,888		CNA Financial Corp.	279,261	0.0
40,569		Columbia Property Trust, Inc.	868,177	0.0
57,311		Comerica, Inc.	2,357,201	0.1
27,283		Commerce Bancshares, Inc.	1,306,856	0.1
40,093	@	Communications Sales & Leasing, Inc.	1,158,688	0.1
30,955		Corporate Office Properties Trust SBI MD	915,339	0.0
38,354		Corrections Corp. of America	1,343,157	0.1
2,708	@,L	Credit Acceptance Corp.	501,197	0.0
58,224		CubeSmart	1,797,957	0.1
17,427		Cullen/Frost Bankers, Inc.	1,110,623	0.1
23,204		CyrusOne, Inc.	1,291,535	0.1
29,560		DCT Industrial Trust, Inc.	1,420,062	0.1
100,958		DDR Corp.	1,831,378	0.1
48,258		Digital Realty Trust, Inc.	5,259,639	0.3
45,906		Douglas Emmett, Inc.	1,630,581	0.1
113,582		Duke Realty Corp.	3,028,096	0.2
91,639	@	E*Trade Financial Corp.	2,152,600	0.1
47,098		East-West Bancorp., Inc.	1,609,810	0.1
35,997		Eaton Vance Corp.	1,272,134	0.1

See Accompanying Notes to Financial Statements

61

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
39,856		Empire State Realty Trust, Inc.	756,865	0.0
20,966		Endurance Specialty Holdings Ltd.	1,408,077	0.1
20,703		EPR Properties	1,670,318	0.1
22,745		Equinix, Inc.	8,818,919	0.5
40,079	@	Equity Commonwealth	1,167,501	0.1
25,081		Equity Lifestyle Properties, Inc.	2,007,734	0.1
30,023		Equity One, Inc.	966,140	0.0
8,006		Erie Indemnity Co.	795,316	0.0
21,406		Essex Property Trust, Inc.	4,882,495	0.3
13,760		Everest Re Group Ltd.	2,513,539	0.1
39,571		Extra Space Storage, Inc.	3,661,900	0.2
23,197		Federal Realty Investment Trust	3,840,263	0.2
30,625		Federated Investors, Inc.	881,387	0.0
251,171		Fifth Third Bancorp	4,418,098	0.2
35,001		First American Financial Corp.	1,407,740	0.1
75,663		First Horizon National Corp.	1,042,636	0.1
115,500		First Niagara Financial Group, Inc.	1,124,970	0.1
47,873		First Republic Bank/San Francisco CA	3,350,631	0.2
86,191		FNF Group	3,232,162	0.2
74,987		Forest City Realty Trust, Inc.	1,672,960	0.1
61,442		Gaming and Leisure Properties, Inc.	2,118,520	0.1
189,215		General Growth Properties, Inc.	5,642,391	0.3
13,872		Hanover Insurance Group, Inc.	1,173,849	0.1
128,640		Hartford Financial Services Group, Inc.	5,709,043	0.3
153,631		HCP, Inc.	5,435,465	0.3
44,379		Healthcare Trust of America, Inc.	1,435,217	0.1
31,421		Highwoods Properties, Inc.	1,659,029	0.1
49,135		Hospitality Properties Trust	1,415,088	0.1
241,827		Host Hotels & Resorts, Inc.	3,920,016	0.2
11,855	@	Howard Hughes Corp.	1,355,264	0.1
260,520		Huntington Bancshares, Inc.	2,329,049	0.1
20,743		Interactive Brokers Group, Inc.	734,302	0.0
135,088		Invesco Ltd.	3,450,148	0.2
85,438		Iron Mountain, Inc.	3,402,996	0.2
14,782		Jones Lang LaSalle, Inc.	1,440,506	0.1
275,648		Keycorp	3,045,910	0.2
29,715		Kilroy Realty Corp.	1,969,807	0.1
132,560		Kimco Realty Corp.	4,159,733	0.2
26,922		Lamar Advertising Co.	1,784,929	0.1
41,810		Lazard Ltd.	1,245,102	0.1
34,480		Legg Mason, Inc.	1,016,815	0.1
107,892		Leucadia National Corp.	1,869,768	0.1
47,985		Liberty Property Trust	1,905,964	0.1
78,442		Lincoln National Corp.	3,041,196	0.2
91,990		Loews Corp.	3,779,869	0.2
28,196	L	LPL Financial Holdings, Inc.	635,256	0.0
49,124		M&T Bank Corp.	5,807,931	0.3
47,112		Macerich Co.	4,022,894	0.2
4,484	@	Markel Corp.	4,272,266	0.2
12,024		MarketAxess Holdings, Inc.	1,748,290	0.1
8,919		Mercury General Corp.	474,134	0.0
121,384		MFA Mortgage Investments, Inc.	882,462	0.0
24,721		Mid-America Apartment Communities, Inc.	2,630,314	0.1
55,636		Moody's Corp.	5,213,650	0.3
29,873		MSCI, Inc. - Class A	2,303,806	0.1
36,798		Nasdaq, Inc.	2,379,727	0.1
46,901		National Retail Properties, Inc.	2,425,720	0.1
107,914		Navient Corp.	1,289,572	0.1
155,822	L	New York Community Bancorp., Inc.	2,335,772	0.1
68,017		Northern Trust Corp.	4,506,806	0.2
60,507		NorthStar Asset Management Group, Inc./New York	617,776	0.0
58,913		NorthStar Realty Finance Corp.	673,376	0.0
79,331		Old Republic International Corp.	1,530,295	0.1
60,438		Omega Healthcare Investors, Inc.	2,051,870	0.1
17,399	@	OneMain Holdings, Inc.	397,045	0.0
45,300		Outfront Media, Inc.	1,094,901	0.1
38,936		PacWest Bancorp	1,548,874	0.1
59,112		Paramount Group, Inc.	942,245	0.0
101,422		People's United Financial, Inc.	1,486,847	0.1
47,468		Piedmont Office Realty Trust, Inc.	1,022,461	0.1
33,621		Popular, Inc.	985,095	0.0
17,277		Post Properties, Inc.	1,054,761	0.1
87,884		Principal Financial Group, Inc.	3,612,911	0.2
17,250		ProAssurance Corp.	923,737	0.0
191,128		Progressive Corp.	6,402,788	0.3
171,599		ProLogis, Inc.	8,415,215	0.4
41,483		Raymond James Financial, Inc.	2,045,112	0.1
40,256		Rayonier, Inc.	1,056,317	0.1
47,469	@	Realogy Holdings Corp.	1,377,550	0.1
84,702		Realty Income Corp.	5,874,931	0.3
31,616		Regency Centers Corp.	2,647,208	0.1
416,697		Regions Financial Corp.	3,546,091	0.2
20,961		Reinsurance Group of America, Inc.	2,033,007	0.1
13,876		RenaissanceRe Holdings Ltd.	1,629,597	0.1
77,958		Retail Properties of America, Inc.	1,317,490	0.1
34,535	@	Santander Consumer USA Holdings, Inc.	356,747	0.0
41,912		SEI Investments Co.	2,016,386	0.1
77,257		Senior Housing Properties Trust	1,609,263	0.1
17,331	@	Signature Bank	2,164,989	0.1
32,024		SL Green Realty Corp.	3,409,595	0.2
139,650	@	SLM Corp.	863,037	0.0

See Accompanying Notes to Financial Statements

62

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
14,984		Sovran Self Storage, Inc.	1,572,121	0.1
157,359		Spirit Realty Capital, Inc.	2,009,474	0.1
76,040		Starwood Property Trust, Inc.	1,575,549	0.1
49,525		STORE Capital Corp.	1,458,511	0.1
20,497		Sun Communities, Inc.	1,570,890	0.1
164,852		SunTrust Bank	6,772,120	0.3
16,990	@	SVB Financial Group	1,616,768	0.1
274,850	@	Synchrony Financial	6,948,208	0.4
40,830		Synovus Financial Corp.	1,183,662	0.1
79,758		T. Rowe Price Group, Inc.	5,819,941	0.3
30,597		Tanger Factory Outlet Centers, Inc.	1,229,387	0.1
19,212		Taubman Centers, Inc.	1,425,530	0.1
51,491		TCF Financial Corp.	651,361	0.0
81,661		TD Ameritrade Holding Corp.	2,325,297	0.1
18,771		TFS Financial Corp.	323,237	0.0
39,006		Torchmark Corp.	2,411,351	0.1
113,592		Two Harbors Investment Corp.	972,348	0.0
87,072		UDR, Inc.	3,214,698	0.2
78,173		Unum Group	2,485,120	0.1
24,645		Validus Holdings Ltd.	1,197,501	0.1
111,062		Ventas, Inc.	8,087,535	0.4
297,983		VEREIT, Inc.	3,021,548	0.2
56,395		Vornado Realty Trust	5,646,267	0.3
67,135	**	Voya Financial, Inc.	1,662,263	0.1
38,230		Weingarten Realty Investors	1,560,549	0.1
117,384		Welltower, Inc.	8,941,139	0.5
30,595	@	Western Alliance Bancorp.	998,927	0.0
243,683		Weyerhaeuser Co.	7,254,443	0.4
1,544		White Mountains Insurance Group Ltd.	1,300,048	0.1
33,975		WP Carey, Inc.	2,358,545	0.1
31,432		WR Berkley Corp.	1,883,405	0.1
91,010		XL Group Plc	3,031,543	0.2
66,051		Zions Bancorp.	1,659,862	0.1
			427,328,676	22.1

		Health Care: 9.8%
13,015	@	Abiomed, Inc.	1,422,409	0.1
23,916	@	Acadia Healthcare Co., Inc.	1,324,946	0.1
29,676	@	Acadia Pharmaceuticals, Inc.	963,283	0.1
106,822		Agilent Technologies, Inc.	4,738,624	0.2
9,319	@,L	Agios Pharmaceuticals, Inc.	390,420	0.0
27,526	@	Akorn, Inc.	784,078	0.0
28,371	@	Alere, Inc.	1,182,503	0.1
23,700	@	Align Technology, Inc.	1,909,035	0.1
49,356	@	Alkermes PLC	2,133,166	0.1
61,240	@	Allscripts Healthcare Solutions, Inc.	777,748	0.0
24,566	@	Alnylam Pharmaceuticals, Inc.	1,363,167	0.1
58,435		AmerisourceBergen Corp.	4,635,064	0.2
17,659	@	Amsurg Corp.	1,369,279	0.1
12,782	@	Athenahealth, Inc.	1,764,044	0.1
53,283	@	BioMarin Pharmaceutical, Inc.	4,145,417	0.2
6,804	@	Bio-Rad Laboratories, Inc.	973,108	0.1
12,059		Bio-Techne Corp.	1,359,893	0.1
60,464	@	Brookdale Senior Living, Inc.	933,564	0.0
34,346		Bruker BioSciences Corp.	781,028	0.0
54,906	@	Centene Corp.	3,918,641	0.2
96,605	@	Cerner Corp.	5,661,053	0.3
15,311	@	Charles River Laboratories International, Inc.	1,262,239	0.1
15,599		Cooper Cos., Inc.	2,676,320	0.1
24,128		CR Bard, Inc.	5,673,940	0.3
55,040	@	DaVita HealthCare Partners, Inc.	4,255,693	0.2
75,508		Dentsply Sirona, Inc.	4,684,516	0.2
26,969	@	DexCom, Inc.	2,139,451	0.1
69,359	@	Edwards Lifesciences Corp.	6,917,173	0.4
67,197	@	Endo International PLC	1,047,601	0.1
61,039	@	Envision Healthcare Holdings, Inc.	1,548,559	0.1
26,890	@	Henry Schein, Inc.	4,754,152	0.2
21,478		Hill-Rom Holdings, Inc.	1,083,565	0.1
91,646	@	Hologic, Inc.	3,170,952	0.2
29,145	@	Idexx Laboratories, Inc.	2,706,405	0.1
48,047	@	Illumina, Inc.	6,744,838	0.3
49,632	@	IMS Health Holdings, Inc.	1,258,668	0.1
53,438	@	Incyte Corp., Ltd.	4,273,971	0.2
19,318	@,L	Inovalon Holdings, Inc.	347,917	0.0
5,381	@,L	Intercept Pharmaceuticals, Inc.	767,761	0.0
18,184	@,L	Intrexon Corp.	447,508	0.0
12,414	@	Intuitive Surgical, Inc.	8,210,744	0.4
39,514	@,L	Ionis Pharmaceuticals, Inc.	920,281	0.0
20,584	@,L	Juno Therapeutics, Inc.	791,249	0.0
33,613	@	Laboratory Corp. of America Holdings	4,378,766	0.2
13,227	@	LifePoint Hospitals, Inc.	864,649	0.0
35,924	@	Mallinckrodt PLC - W/I	2,183,461	0.1
52,302	@	Medivation, Inc.	3,153,811	0.2
30,048	@	Mednax, Inc.	2,176,377	0.1
8,621	@	Mettler Toledo International, Inc.	3,145,975	0.2
28,197	@	Neurocrine Biosciences, Inc.	1,281,554	0.1
105,596	@,L	Opko Health, Inc.	986,267	0.1
27,513		Patterson Cos., Inc.	1,317,598	0.1
35,619		PerkinElmer, Inc.	1,867,148	0.1
45,207		Perrigo Co. PLC	4,098,919	0.2
14,989	@	Premier, Inc.	490,140	0.0
74,858	@	Qiagen NV	1,632,653	0.1
46,497		Quest Diagnostics, Inc.	3,785,321	0.2
27,090	@	Quintiles Transnational Holdings, Inc.	1,769,519	0.1
45,728		Resmed, Inc.	2,891,381	0.2
31,590	@	Seattle Genetics, Inc.	1,276,552	0.1
91,421		St. Jude Medical, Inc.	7,130,838	0.4
14,329		Teleflex, Inc.	2,540,675	0.1
26,338	@	Tenet Healthcare Corp.	727,982	0.0
14,455	@	United Therapeutics Corp.	1,531,074	0.1

See Accompanying Notes to Financial Statements

63

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,099		Universal Health Services, Inc.	3,768,076	0.2
31,287	@	Varian Medical Systems, Inc.	2,572,730	0.1
25,506	@	VCA, Inc.	1,724,461	0.1
31,510	@,L	Veeva Systems, Inc.	1,075,121	0.1
25,578	@	VWR Corp.	739,204	0.0
25,209	@	Waters Corp.	3,545,646	0.2
14,533	@	WellCare Health Plans, Inc.	1,559,100	0.1
23,558		West Pharmaceutical Services, Inc.	1,787,581	0.1
60,647		Zimmer Biomet Holdings, Inc.	7,300,686	0.4
149,741		Zoetis, Inc.	7,106,708	0.4
			188,623,946	9.8

		Industrials: 12.4%
14,287		Acuity Brands, Inc.	3,542,605	0.2
49,964	@	Aecom Technology Corp.	1,587,356	0.1
22,826		AGCO Corp.	1,075,789	0.1
31,602	L	Air Lease Corp.	846,302	0.0
39,285		Alaska Air Group, Inc.	2,289,923	0.1
31,498		Allegion Public Ltd.	2,186,906	0.1
46,432		Allison Transmission Holdings, Inc.	1,310,775	0.1
2,009		Amerco, Inc.	752,471	0.0
189,560		American Airlines Group, Inc.	5,366,444	0.3
75,637		Ametek, Inc.	3,496,699	0.2
23,921		AO Smith Corp.	2,107,679	0.1
15,223	@	Armstrong World Industries, Inc.	595,980	0.0
27,413	@	Avis Budget Group, Inc.	883,521	0.0
33,494		BE Aerospace, Inc.	1,546,585	0.1
30,627		BWX Technologies, Inc.	1,095,528	0.1
20,537		Carlisle Cos., Inc.	2,170,350	0.1
46,754		CH Robinson Worldwide, Inc.	3,471,484	0.2
34,192	L	Chicago Bridge & Iron Co. NV	1,184,069	0.1
29,158		Cintas Corp.	2,861,275	0.1
17,174	@	Clean Harbors, Inc.	894,937	0.0
32,235	@	Colfax Corp.	852,938	0.0
10,219	L	Copa Holdings S.A.	534,045	0.0
32,088	@	Copart, Inc.	1,572,633	0.1
38,287		Covanta Holding Corp.	629,821	0.0
15,979		Crane Co.	906,329	0.0
51,882		Cummins, Inc.	5,833,612	0.3
41,657		Donaldson Co., Inc.	1,431,335	0.1
50,362		Dover Corp.	3,491,094	0.2
11,936		Dun & Bradstreet Corp.	1,454,282	0.1
38,922		Equifax, Inc.	4,997,585	0.3
59,639		Expeditors International Washington, Inc.	2,924,697	0.2
94,516	L	Fastenal Co.	4,195,565	0.2
42,635		Flowserve Corp.	1,925,823	0.1
45,748		Fluor Corp.	2,254,461	0.1
50,166		Fortune Brands Home & Security, Inc.	2,908,123	0.1
18,562	@	Genesee & Wyoming, Inc.	1,094,230	0.1
18,132		Graco, Inc.	1,432,247	0.1
66,026	@	HD Supply Holdings, Inc	2,299,025	0.1
6,383		Heico Corp.	426,448	0.0
12,552		HEICO Corp.	673,415	0.0
118,408	@	Hertz Global Holdings, Inc.	1,310,777	0.1
30,413		Hexcel Corp.	1,266,397	0.1
18,019		Hubbell, Inc.	1,900,464	0.1
15,277		Huntington Ingalls Industries, Inc.	2,566,994	0.1
24,951		IDEX Corp.	2,048,477	0.1
22,030	@	IHS, Inc.	2,546,888	0.1
84,549		Ingersoll-Rand PLC - Class A	5,384,080	0.3
29,636		ITT, Inc.	947,759	0.0
39,320	@	Jacobs Engineering Group, Inc.	1,958,529	0.1
29,090		JB Hunt Transport Services, Inc.	2,354,254	0.1
105,705	@	JetBlue Airways Corp.	1,750,475	0.1
35,354		Kansas City Southern	3,185,042	0.2
45,178		KAR Auction Services, Inc.	1,885,730	0.1
46,820		KBR, Inc.	619,897	0.0
17,326	@	Kirby Corp.	1,080,969	0.1
25,179		L-3 Communications Holdings, Inc.	3,693,508	0.2
13,834		Landstar System, Inc.	949,842	0.0
13,024		Lennox International, Inc.	1,857,222	0.1
20,040		Lincoln Electric Holdings, Inc.	1,183,963	0.1
24,492		Macquarie Infrastructure Co. LLC	1,813,633	0.1
41,416	@	Manitowoc Foodservice, Inc.	729,750	0.0
23,398		Manpowergroup, Inc.	1,505,427	0.1
108,938		Masco Corp.	3,370,542	0.2
18,577	@	Middleby Corp.	2,140,999	0.1
15,539		MSC Industrial Direct Co.	1,096,432	0.1
118,396		Nielsen NV	6,153,040	0.3
18,713		Nordson Corp.	1,564,594	0.1
22,134	@	Old Dominion Freight Line	1,334,902	0.1
19,138		Orbital ATK, Inc.	1,629,409	0.1
23,879		Oshkosh Corp.	1,139,267	0.1
37,637		Owens Corning, Inc.	1,939,058	0.1
112,504		Paccar, Inc.	5,835,582	0.3
43,866		Parker Hannifin Corp.	4,739,721	0.2
54,570		Pentair PLC	3,180,885	0.2
61,890		Pitney Bowes, Inc.	1,101,642	0.1
47,318	@	Quanta Services, Inc.	1,093,992	0.1
14,609		Regal-Beloit Corp.	804,225	0.0
77,421		Republic Services, Inc.	3,972,472	0.2
41,841		Robert Half International, Inc.	1,596,653	0.1
42,680		Rockwell Automation, Inc.	4,900,518	0.3
42,757		Rockwell Collins, Inc.	3,640,331	0.2
31,470		Rollins, Inc.	921,127	0.0
32,802		Roper Technologies, Inc.	5,594,709	0.3
68,393		RR Donnelley & Sons Co.	1,157,210	0.1
17,569		Ryder System, Inc.	1,074,169	0.1
18,984		Snap-On, Inc.	2,996,055	0.2
43,479	@	Spirit Aerosystems Holdings, Inc.	1,869,597	0.1
23,432	@	Spirit Airlines, Inc.	1,051,394	0.1

See Accompanying Notes to Financial Statements

64

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
49,147		Stanley Black & Decker, Inc.	5,466,129	0.3
27,055	@	Stericycle, Inc.	2,816,967	0.1
34,740		Terex Corp.	705,569	0.0
88,526		Textron, Inc.	3,236,511	0.2
23,071		Timken Co.	707,357	0.0
17,527		Toro Co.	1,545,881	0.1
16,451	@	TransDigm Group, Inc.	4,337,964	0.2
17,408	@	TransUnion	582,124	0.0
48,947		Trinity Industries, Inc.	908,946	0.0
131,003		Tyco International Plc	5,580,728	0.3
110,238	@	United Continental Holdings, Inc.	4,524,168	0.2
28,978	@	United Rentals, Inc.	1,944,424	0.1
28,564	@	USG Corp.	770,085	0.0
7,284		Valmont Industries, Inc.	985,307	0.0
50,337	@	Verisk Analytics, Inc.	4,081,324	0.2
17,339	@	WABCO Holdings, Inc.	1,587,732	0.1
28,232		Wabtec Corp.	1,982,733	0.1
8,525		Watsco, Inc.	1,199,382	0.1
13,806	@	Wesco International, Inc.	710,871	0.0
18,171		WW Grainger, Inc.	4,129,360	0.2
58,745		Xylem, Inc.	2,622,964	0.1
			239,969,514	12.4

		Information Technology: 14.1%
56,589	@	Akamai Technologies, Inc.	3,165,023	0.2
18,954	@	Alliance Data Systems Corp.	3,713,468	0.2
48,617		Amdocs Ltd.	2,806,173	0.1
98,554		Amphenol Corp.	5,650,101	0.3
100,844		Analog Devices, Inc.	5,711,804	0.3
28,869	@	Ansys, Inc.	2,619,862	0.1
12,804	@,L	Arista Networks, Inc.	824,321	0.0
61,896	@	ARRIS International PLC	1,297,340	0.1
29,830	@	Arrow Electronics, Inc.	1,846,477	0.1
8,558	@,L	Atlassian Corp. PLC	221,652	0.0
69,569	@	Autodesk, Inc.	3,766,466	0.2
42,055		Avnet, Inc.	1,703,648	0.1
7,606	@	Black Knight Financial Services, Inc.	285,986	0.0
37,290		Booz Allen Hamilton Holding Corp.	1,105,276	0.1
38,650		Broadridge Financial Solutions, Inc. ADR	2,519,980	0.1
153,196		Brocade Communications Systems, Inc.	1,406,339	0.1
95,773		CA, Inc.	3,144,228	0.2
98,179	@	Cadence Design Systems, Inc.	2,385,750	0.1
51,054		CDK Global, Inc.	2,832,986	0.1
53,385		CDW Corp./DE	2,139,671	0.1
50,976	@	Citrix Systems, Inc.	4,082,668	0.2
26,642		Cognex Corp.	1,148,270	0.1
42,021	@,L	CommScope Holding Co., Inc.	1,303,912	0.1
45,483		Computer Sciences Corp.	2,258,231	0.1
28,996	@	CoreLogic, Inc.	1,115,766	0.1
10,487	@	CoStar Group, Inc.	2,293,087	0.1
32,611	@,L	Cree, Inc.	797,013	0.0
53,684		CSRA, Inc.	1,257,816	0.1
102,262		Cypress Semiconductor Corp.	1,078,864	0.1
16,633		Dolby Laboratories, Inc.	795,889	0.0
10,786		DST Systems, Inc.	1,255,814	0.1
14,889	@	EchoStar Corp.	591,093	0.0
95,594	@	Electronic Arts, Inc.	7,242,201	0.4
16,359	@	Euronet Worldwide, Inc.	1,131,879	0.1
22,028	@	F5 Networks, Inc.	2,507,667	0.1
13,124		Factset Research Systems, Inc.	2,118,476	0.1
13,424		FEI Co.	1,434,757	0.1
106,683		Fidelity National Information Services, Inc.	7,860,403	0.4
49,621	@	FireEye, Inc.	817,258	0.0
102,754	@	First Data Corp.	1,137,487	0.1
24,820	@	First Solar, Inc.	1,203,274	0.1
72,921	@	Fiserv, Inc.	7,928,700	0.4
41,335	@,L	Fitbit, Inc.	505,114	0.0
30,080	@	FleetCor Technologies, Inc.	4,305,350	0.2
44,998		Flir Systems, Inc.	1,392,688	0.1
47,528	@	Fortinet, Inc.	1,501,409	0.1
26,238	@	Gartner, Inc.	2,555,844	0.1
49,368	@	Genpact Ltd.	1,325,037	0.1
50,376		Global Payments, Inc.	3,595,839	0.2
15,272	@,L	GoDaddy, Inc.	476,334	0.0
23,750	@	Guidewire Software, Inc.	1,466,800	0.1
41,002		Harris Corp.	3,421,207	0.2
23,080		IAC/InterActiveCorp	1,299,404	0.1
47,613		Ingram Micro, Inc.	1,655,980	0.1
11,603	@	IPG Photonics Corp.	928,240	0.0
61,335		Jabil Circuit, Inc.	1,132,857	0.1
25,845		Jack Henry & Associates, Inc.	2,255,493	0.1
122,620		Juniper Networks, Inc.	2,757,724	0.1
56,330	@	Keysight Technologies, Inc.	1,638,640	0.1
51,251		KLA-Tencor Corp.	3,754,136	0.2
52,399		Lam Research Corp.	4,404,660	0.2
21,499		Leidos Holdings, Inc.	1,029,157	0.1
20,300		Lexmark International, Inc.	766,325	0.0
78,224		Linear Technology Corp.	3,639,763	0.2
38,608	@	LinkedIn Corp.	7,306,564	0.4
23,529	@	Manhattan Associates, Inc.	1,508,915	0.1
132,133		Marvell Technology Group Ltd.	1,259,227	0.1
9,509	@,L	Match Group, Inc.	143,348	0.0
92,860		Maxim Integrated Products	3,314,173	0.2
69,060		Microchip Technology, Inc.	3,505,486	0.2
340,326	@	Micron Technology, Inc.	4,682,886	0.2
57,354		Motorola Solutions, Inc.	3,783,643	0.2
33,900		National Instruments Corp.	928,860	0.0
40,536	@	NCR Corp.	1,125,685	0.1
95,203		NetApp, Inc.	2,341,042	0.1
13,067	@,L	NetSuite, Inc.	951,278	0.1
73,341	@	Nuance Communications, Inc.	1,146,320	0.1
167,335		Nvidia Corp.	7,866,418	0.4
135,209	@	ON Semiconductor Corp.	1,192,543	0.1
28,544	@	Palo Alto Networks, Inc.	3,500,636	0.2

See Accompanying Notes to Financial Statements

65

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
105,938		Paychex, Inc.	6,303,311	0.3
37,397	@	PTC, Inc.	1,405,379	0.1
45,030	@	Qorvo, Inc.	2,488,358	0.1
35,186	@	Rackspace Hosting, Inc.	733,980	0.0
59,470	@	Red Hat, Inc.	4,317,522	0.2
67,978		Sabre Corp.	1,821,131	0.1
51,775	@	ServiceNow, Inc.	3,437,860	0.2
62,345		Skyworks Solutions, Inc.	3,945,192	0.2
42,983	@	Splunk, Inc.	2,328,819	0.1
17,017	@,L	Square, Inc.	154,004	0.0
55,228		SS&C Technologies Holdings, Inc.	1,550,802	0.1
18,887	@,L	SunPower Corp.	292,560	0.0
201,502		Symantec Corp.	4,138,851	0.2
49,635	@	Synopsys, Inc.	2,684,261	0.1
18,023	@	Tableau Software, Inc.	881,685	0.0
42,505	@	Teradata Corp.	1,065,600	0.1
66,650		Teradyne, Inc.	1,312,338	0.1
54,550		Total System Services, Inc.	2,897,150	0.2
82,632	@	Trimble Navigation Ltd.	2,012,916	0.1
208,172	@	Twitter, Inc.	3,520,189	0.2
10,844	@	Tyler Technologies, Inc.	1,807,803	0.1
9,011	@	Ultimate Software Group, Inc.	1,894,923	0.1
44,642	L	United States Steel Corp.	752,664	0.0
50,876	@	Vantiv, Inc.	2,879,582	0.1
35,953	@	VeriFone Holdings, Inc.	666,569	0.0
31,164	@,L	VeriSign, Inc.	2,694,439	0.1
92,743		Western Digital Corp.	4,383,034	0.2
161,646		Western Union Co.	3,100,370	0.2
12,646	@	WEX, Inc.	1,121,321	0.1
38,256	@	Workday, Inc.	2,856,576	0.1
330,603		Xerox Corp.	3,137,422	0.2
83,436		Xilinx, Inc.	3,848,903	0.2
22,336	@	Yelp, Inc.	678,121	0.0
17,027	@	Zebra Technologies Corp.	853,053	0.0
16,822	@,L	Zillow Group, Inc. - A	616,526	0.0
33,614	@,L	Zillow Group, Inc. - C	1,219,516	0.1
238,302	@	Zynga, Inc.	593,372	0.0
			271,268,203	14.1

		Materials: 5.5%
36,760		Albemarle Corp.	2,915,436	0.1
432,674		Alcoa, Inc.	4,010,888	0.2
20,351		Aptargroup, Inc.	1,610,375	0.1
20,386		Ashland, Inc.	2,339,701	0.1
29,224		Avery Dennison Corp.	2,184,494	0.1
54,053	@	Axalta Coating Systems Ltd.	1,434,026	0.1
56,104		Ball Corp.	4,055,758	0.2
30,951		Bemis Co., Inc.	1,593,667	0.1
39,671	@	Berry Plastics Group, Inc.	1,541,218	0.1
20,059		Cabot Corp.	915,894	0.0
48,422		Celanese Corp.	3,169,220	0.2
76,633		CF Industries Holdings, Inc.	1,846,855	0.1
11,060		Compass Minerals International, Inc.	820,541	0.0
44,178	@	Crown Holdings, Inc.	2,238,499	0.1
20,465		Domtar Corp.	716,480	0.0
15,352		Eagle Materials, Inc.	1,184,407	0.1
48,516		Eastman Chemical Co.	3,294,236	0.2
43,868		FMC Corp.	2,031,527	0.1
411,075		Freeport-McMoRan, Inc.	4,579,375	0.2
104,681		Graphic Packaging Holding Co.	1,312,700	0.1
65,031		Huntsman Corp.	874,667	0.0
26,182		International Flavors & Fragrances, Inc.	3,300,765	0.2
134,811		International Paper Co.	5,713,290	0.3
20,862		Martin Marietta Materials, Inc.	4,005,504	0.2
114,971		Mosaic Co.	3,009,941	0.2
2,412		NewMarket Corp.	999,485	0.0
174,708		Newmont Mining Corp.	6,834,577	0.4
104,526		Nucor Corp.	5,164,630	0.3
52,950	@	Owens-Illinois, Inc.	953,630	0.0
30,661		Packaging Corp. of America	2,052,141	0.1
53,880	@,L	Platform Specialty Products Corp.	478,454	0.0
22,821		Reliance Steel & Aluminum Co.	1,754,935	0.1
21,344		Royal Gold, Inc.	1,537,195	0.1
42,771		RPM International, Inc.	2,136,411	0.1
14,824		Scotts Miracle-Gro Co.	1,036,346	0.1
64,496		Sealed Air Corp.	2,964,881	0.2
13,363		Silgan Holdings, Inc.	687,660	0.0
32,590		Sonoco Products Co.	1,618,419	0.1
27,495		Southern Copper Corp.	741,815	0.0
77,044		Steel Dynamics, Inc.	1,887,578	0.1
98,689		Tahoe Resources, Inc.	1,477,374	0.1
25,748		Valspar Corp.	2,781,556	0.1
43,507		Vulcan Materials Co.	5,236,503	0.3
12,436		Westlake Chemical Corp.	533,753	0.0
82,234		WestRock Co.	3,196,436	0.2
23,119		WR Grace & Co.	1,692,542	0.1
			106,465,785	5.5

		Telecommunication Services: 1.1%
176,659		CenturyLink, Inc.	5,124,878	0.3
383,469		Frontier Communications Corp.	1,894,337	0.1
96,014	@	Level 3 Communications, Inc.	4,943,761	0.3
40,879	@	SBA Communications Corp.	4,412,479	0.2
248,835	@,L	Sprint Corp.	1,127,222	0.1
31,286		Telephone & Data Systems, Inc.	927,943	0.0
4,460	@	United States Cellular Corp.	175,144	0.0
53,605	@	Zayo Group Holdings, Inc.	1,497,188	0.1
			20,102,952	1.1

		Utilities: 7.5%
216,628		AES Corp.	2,703,517	0.1
39,437		AGL Resources, Inc.	2,601,659	0.1
74,606		Alliant Energy Corp.	2,961,858	0.2
79,705		Ameren Corp.	4,270,594	0.2
58,497		American Water Works Co., Inc.	4,943,581	0.3
58,282		Aqua America, Inc.	2,078,336	0.1
33,209		Atmos Energy Corp.	2,700,556	0.1
18,443		Avangrid, Inc.	849,485	0.0
117,373	@	Calpine Corp.	1,731,252	0.1
141,764		Centerpoint Energy, Inc.	3,402,336	0.2
91,451		CMS Energy Corp.	4,193,943	0.2

See Accompanying Notes to Financial Statements

66

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
100,267	Consolidated Edison, Inc.	8,065,477	0.4
58,864	DTE Energy Co.	5,834,600	0.3
103,997	Edison International	8,077,447	0.4
31,814	Energen Corp.	1,533,753	0.1
58,807	Entergy Corp.	4,783,949	0.2
104,339	Eversource Energy	6,249,906	0.3
139,834	FirstEnergy Corp.	4,881,605	0.3
50,799	Great Plains Energy, Inc.	1,544,290	0.1
35,235	Hawaiian Electric Industries	1,155,356	0.1
49,432	ITC Holdings Corp.	2,314,406	0.1
63,657	MDU Resources Group, Inc.	1,527,768	0.1
24,172	National Fuel Gas Co.	1,374,903	0.1
105,673	NiSource, Inc.	2,802,448	0.1
103,359	NRG Energy, Inc.	1,549,351	0.1
65,321	OGE Energy Corp.	2,139,263	0.1
26,364	Piedmont Natural Gas Co.	1,585,004	0.1
36,381	Pinnacle West Capital Corp.	2,949,044	0.2
223,024	PPL Corp.	8,419,156	0.4
166,305	Public Service Enterprise Group, Inc.	7,751,476	0.4
57,548	Questar Corp.	1,459,993	0.1
42,796	SCANA Corp.	3,237,945	0.2
82,124	Sempra Energy	9,363,778	0.5
76,716	TECO Energy, Inc.	2,120,430	0.1
56,478	UGI Corp.	2,555,630	0.1
27,247	Vectren Corp.	1,435,100	0.1
103,876	WEC Energy Group, Inc.	6,783,103	0.4
46,446	Westar Energy, Inc.	2,605,156	0.1
167,126	Xcel Energy, Inc.	7,483,902	0.4
		144,021,356	7.5

	Total Common Stock (Cost $1,174,539,222)	1,920,132,589	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc: 2.4%
11,238,589	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $11,238,712, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $11,463,361, due 08/15/16-11/15/45)	11,238,589	0.6
11,238,589	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $11,238,734, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $11,463,361, due 07/15/16-09/20/65)	11,238,589	0.6
10,746,013	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $10,746,160, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,960,934, due 07/07/16-02/01/49)	10,746,013	0.5
11,238,589	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $11,238,728, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $11,463,361, due 03/15/18-09/09/49)	11,238,589	0.6
2,858,047	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,858,085, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,938,325, due 04/15/18-01/15/29)	2,858,047	0.1
		47,319,827	2.4

See Accompanying Notes to Financial Statements

67

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
19,178,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $19,178,000)	19,178,000	1.0

	Total Short-Term Investments (Cost $66,497,827)	66,497,827	3.4

	Total Investments in Securities (Cost $1,241,037,049)	$1,986,630,416	102.9
	Liabilities in Excess of Other Assets	(55,534,393)	(2.9)
	Net Assets	$1,931,096,023	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
**	Investment in affiliate

Cost for federal income tax purposes is $1,249,547,648.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$830,474,507
Gross Unrealized Depreciation	(93,391,739)

Net Unrealized Appreciation	$737,082,768

See Accompanying Notes to Financial Statements

68

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 13.5%
15,409	@	2U, Inc.	453,179	0.1
24,961		Aaron's, Inc.	546,396	0.1
28,191		Abercrombie & Fitch Co.	502,082	0.1
9,229		AMC Entertainment Holdings, Inc.	254,813	0.0
29,450	@	American Axle & Manufacturing Holdings, Inc.	426,436	0.1
78,522		American Eagle Outfitters, Inc.	1,250,855	0.2
8,262	@	American Public Education, Inc.	232,162	0.0
5,686	@,L	America's Car-Mart, Inc.	160,573	0.0
36,544	@	Apollo Group, Inc. - Class A	333,281	0.1
7,373		Arctic Cat, Inc.	125,341	0.0
10,395	@	Asbury Automotive Group, Inc.	548,232	0.1
71,884	@	Ascena Retail Group, Inc.	502,469	0.1
7,788	@	Ascent Capital Group, Inc.	119,857	0.0
17,421	@	Barnes & Noble Education, Inc.	176,823	0.0
23,469		Barnes & Noble, Inc.	266,373	0.0
6,267		Bassett Furniture Industries, Inc.	150,032	0.0
16,844	@	Beazer Homes USA, Inc.	130,541	0.0
49,430	@	Belmond Ltd	489,357	0.1
19,697		Big Lots, Inc.	987,017	0.1
844	@	Biglari Holdings, Inc.	340,419	0.1
8,517	@	BJ's Restaurants, Inc.	373,300	0.1
46,109		Bloomin Brands, Inc.	823,968	0.1
6,733		Blue Nile, Inc.	184,350	0.0
9,976		Bob Evans Farms, Inc.	378,589	0.1
5,049	@,L	Boot Barn Holdings, Inc.	43,522	0.0
35,216	@	Boyd Gaming Corp.	647,974	0.1
16,813	@	Bright Horizons Family Solutions, Inc.	1,114,870	0.2
12,704	L	Buckle, Inc.	330,177	0.1
7,575	@	Buffalo Wild Wings, Inc.	1,052,546	0.2
20,285	@	Caesars Acquisition Co.	227,598	0.0
22,467	@,L	Caesars Entertainment Co.	172,771	0.0
21,458		Caleres, Inc.	519,498	0.1
38,126		Callaway Golf Co.	389,266	0.1
5,676		Capella Education Co.	298,785	0.0
35,898	@	Career Education Corp.	213,593	0.0
11,781	@	Carmike Cinemas, Inc.	354,844	0.1
16,580	@	Carrols Restaurant Group, Inc.	197,302	0.0
13,019		Cato Corp.	491,077	0.1
3,827	@	Cavco Industries, Inc.	358,590	0.1
39,758	@,L	Central European Media Enterprises Ltd.	83,889	0.0
10,171	@	Century Communities, Inc.	176,365	0.0
19,223		Cheesecake Factory	925,395	0.1
53,921		Chico's FAS, Inc.	577,494	0.1
8,483		Childrens Place Retail Stores, Inc.	680,167	0.1
5,591		Churchill Downs, Inc.	706,479	0.1
7,826	@	Chuy's Holdings, Inc.	270,858	0.0
10,410		Citi Trends, Inc.	161,667	0.0
24,512		ClubCorp Holdings, Inc.	318,656	0.0
13,419		Columbia Sportswear Co.	772,129	0.1
11,936	@,L	Conn's, Inc.	89,759	0.0
8,777	@,L	Container Store Group, Inc.	46,957	0.0
23,089		Cooper Tire & Rubber Co.	688,514	0.1
5,933	@	Cooper-Standard Holding, Inc.	468,648	0.1
20,278		Core-Mark Holding Co., Inc.	950,227	0.1
7,526	L	Cracker Barrel Old Country Store, Inc.	1,290,483	0.2
37,805	@	CROCS, Inc.	426,440	0.1
6,613		CSS Industries, Inc.	177,295	0.0
5,375		Culp, Inc.	148,511	0.0
657	@	Daily Journal Corp.	155,702	0.0
62,215		Dana Holding Corp.	656,990	0.1
15,311	@	Dave & Buster's Entertainment, Inc.	716,402	0.1
13,541	@	Deckers Outdoor Corp.	778,878	0.1
12,933	@	Del Frisco's Restaurant Group, Inc.	185,201	0.0
47,793	@	Denny's Corp.	512,819	0.1
25,700		DeVry, Inc.	458,488	0.1
17,943	@,L	Diamond Resorts International, Inc.	537,572	0.1
7,195		DineEquity, Inc.	609,992	0.1
11,138	@	Dorman Products, Inc.	637,094	0.1
32,887	@	DreamWorks Animation SKG, Inc.	1,344,092	0.2
10,599		Drew Industries, Inc.	899,219	0.1
25,127		DSW, Inc.	532,190	0.1
4,370	@	Duluth Holdings, Inc.	106,890	0.0
7,290	@,L	El Pollo Loco Holdings, Inc.	94,770	0.0
15,723	@	Eldorado Resorts, Inc.	238,911	0.0
18,452		Entercom Communications Corp.	250,394	0.0
27,279		Entravision Communications Corp.	183,315	0.0
12,916	@,L	Eros International PLC	210,143	0.0
9,960		Ethan Allen Interiors, Inc.	329,078	0.1
43,751	@	Etsy, Inc.	419,572	0.1
27,772	@	EW Scripps Co.	439,908	0.1
33,158	@	Express, Inc.	481,123	0.1
12,449	@,L	Federal Mogul Corp.	103,451	0.0
11,612	@	Fiesta Restaurant Group, Inc.	253,258	0.0
22,599		Finish Line, Inc.	456,274	0.1
23,988	@	Five Below, Inc.	1,113,283	0.2
2,949		Flexsteel Industries, Inc.	116,839	0.0
16,175	@	Fossil Group, Inc.	461,473	0.1
8,529	@	Fox Factory Holding Corp.	148,149	0.0
20,724	@	Francesca's Holdings Corp.	229,000	0.0

See Accompanying Notes to Financial Statements

69

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
17,890		Fred's, Inc.	288,208	0.0
11,185	@	FTD Cos, Inc.	279,178	0.0
49,333		Gannett Co., Inc.	681,289	0.1
10,252	@	Genesco, Inc.	659,306	0.1
16,094	@	Gentherm, Inc.	551,219	0.1
17,976	@	G-III Apparel Group Ltd.	821,863	0.1
27,235		GNC Holdings, Inc.	661,538	0.1
8,931		Golden Entertainment, Inc.	104,403	0.0
42,683	@,L	GoPro, Inc.	461,403	0.1
21,818	@	Grand Canyon Education, Inc.	870,975	0.1
29,862	@	Gray Television, Inc.	324,003	0.1
11,460	@,L	Green Brick Partners, Inc.	83,314	0.0
9,861		Group 1 Automotive, Inc.	486,739	0.1
22,780	L	Guess?, Inc.	342,839	0.1
5,541	@	Habit Restaurants, Inc.	90,762	0.0
10,711		Haverty Furniture Cos., Inc.	193,119	0.0
11,678	@	Helen of Troy Ltd.	1,200,966	0.2
11,306	@,L	Hibbett Sporting Goods, Inc.	393,336	0.1
9,181	@	Horizon Global Corp.	104,204	0.0
58,691	@	Houghton Mifflin Harcourt Co.	917,340	0.1
62,063	@,L	Hovnanian Enterprises, Inc.	104,266	0.0
13,487		HSN, Inc.	659,919	0.1
22,489	@,L	Iconix Brand Group, Inc.	152,026	0.0
24,838	@	Imax Corp.	732,224	0.1
9,381	@	Installed Building Products, Inc.	340,436	0.1
8,199		International Speedway Corp.	274,257	0.0
48,375		Interval Leisure Group, Inc.	769,162	0.1
10,829	@	iRobot Corp.	379,881	0.1
11,313	@	Isle of Capri Casinos, Inc.	207,254	0.0
7,816	@	J Alexander's Holdings, Inc.	77,613	0.0
15,036		Jack in the Box, Inc.	1,291,893	0.2
10,289	@,L	Jamba, Inc.	105,874	0.0
17,314	@	K12, Inc.	216,252	0.0
29,618	L	KB Home	450,490	0.1
7,741	@	Kirkland's, Inc.	113,638	0.0
26,708	@	Krispy Kreme Doughnuts, Inc.	559,800	0.1
36,861	@	La Quinta Holdings, Inc.	420,215	0.1
7,760	@,L	Lands' End, Inc.	127,419	0.0
22,948		La-Z-Boy, Inc.	638,413	0.1
7,805	@,L	LGI Homes, Inc.	249,292	0.0
13,902		Libbey, Inc.	220,903	0.0
16,571	@	Liberty Braves Group	242,931	0.0
9,756	@	Liberty Media Group	186,730	0.0
20,277	@	Liberty Media Group	384,655	0.1
32,745	@	Liberty TripAdvisor Holdings, Inc.	716,461	0.1
38,773	@,L	LifeLock, Inc.	613,001	0.1
7,462		Lifetime Brands, Inc.	108,871	0.0
9,540		Lithia Motors, Inc.	678,008	0.1
11,761	@,L	Lumber Liquidators Holdings, Inc.	181,355	0.0
18,107	@	M/I Homes, Inc.	340,955	0.1
9,163	@	Malibu Boats, Inc.	110,689	0.0
13,260		Marcus Corp.	279,786	0.0
12,805	@	MarineMax, Inc.	217,301	0.0
11,648		Marriott Vacations Worldwide Corp.	797,772	0.1
8,635	@,L	Mattress Firm Holding Corp.	289,704	0.0
15,369		MDC Holdings, Inc.	374,081	0.1
21,949		MDC Partners, Inc.	401,447	0.1
46,399	@	Media General, Inc.	797,599	0.1
15,165		Meredith Corp.	787,215	0.1
17,353	@	Meritage Homes Corp.	651,432	0.1
28,035	@	Modine Manufacturing Co.	246,708	0.0
13,865		Monro Muffler Brake, Inc.	881,259	0.1
8,118	@	Motorcar Parts of America, Inc.	220,647	0.0
6,944		Movado Group, Inc.	150,546	0.0
21,634	@	MSG Networks, Inc.	331,866	0.1
2,172		Nacco Industries, Inc.	121,632	0.0
29,418		National CineMedia, Inc.	455,391	0.1
15,084	@	Nautilus, Inc.	269,099	0.0
19,851		New Media Investment Group, Inc.	358,708	0.1
54,494		New York Times Co.	659,377	0.1
14,149	L	Nexstar Broadcasting Group, Inc.	673,209	0.1
14,064		Nutri/System, Inc.	356,663	0.1
236,850	@	Office Depot, Inc.	783,973	0.1
8,404	@	Ollie's Bargain Outlet Holdings, Inc.	209,176	0.0
8,352	L	Outerwall, Inc.	350,784	0.1
6,506	@	Overstock.com, Inc.	104,812	0.0
5,833		Oxford Industries, Inc.	330,264	0.1
12,360		Papa John's International, Inc.	840,480	0.1
9,292	@	Party City Holdco, Inc.	129,252	0.0
35,419	@	Penn National Gaming, Inc.	494,095	0.1
20,223	@,L	Performance Sports Group Ltd	60,669	0.0
7,258	@	Perry Ellis International, Inc.	146,031	0.0
42,898	L	Pier 1 Imports, Inc.	220,496	0.0
26,329	@	Pinnacle Entertainment, Inc.	291,725	0.0
10,371	@	Popeyes Louisiana Kitchen, Inc.	566,671	0.1
12,164	@	Potbelly Corp.	152,537	0.0
6,522	@	Red Robin Gourmet Burgers, Inc.	309,338	0.0
12,390	@	Red Rock Resorts, Inc.	272,332	0.0
24,997	@	Regis Corp.	311,213	0.0
23,089		Rent-A-Center, Inc.	283,533	0.0
15,458	@,L	Restoration Hardware Holdings, Inc.	443,335	0.1
17,192	@	RetailMeNot, Inc.	132,550	0.0
31,010	@	Ruby Tuesday, Inc.	111,946	0.0
20,901		Ruth's Hospitality Group, Inc.	333,371	0.1
11,212		Scholastic Corp.	444,107	0.1
22,670	@	Scientific Games Corp.	208,337	0.0
26,647		SeaWorld Entertainment, Inc.	381,852	0.1
20,765	@	Select Comfort Corp.	443,956	0.1
18,527	@	Sequential Brands Group, Inc.	147,845	0.0
6,343	@,L	Shake Shack, Inc.	231,075	0.0

See Accompanying Notes to Financial Statements

70

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
15,626	@	Shutterfly, Inc.	728,328	0.1
8,725	@	Shutterstock, Inc.	399,605	0.1
26,727		Sinclair Broadcast Group, Inc.	798,068	0.1
24,656	@,L	Smith & Wesson Holding Corp.	670,150	0.1
14,514		Sonic Automotive, Inc.	248,335	0.0
21,745		Sonic Corp.	588,202	0.1
24,871	L	Sotheby's	681,465	0.1
16,136		Spartan Motors, Inc.	101,011	0.0
8,200		Speedway Motorsports, Inc.	145,550	0.0
13,897	@	Sportsman's Warehouse Holdings, Inc.	112,010	0.0
16,322		Stage Stores, Inc.	79,651	0.0
10,718		Standard Motor Products, Inc.	426,362	0.1
18,726		Stein Mart, Inc.	144,565	0.0
23,444	@	Steven Madden Ltd.	801,316	0.1
18,282	@	Stoneridge, Inc.	273,133	0.0
4,516	@	Strayer Education, Inc.	221,871	0.0
7,805	L	Sturm Ruger & Co., Inc.	499,598	0.1
11,959		Superior Industries International	320,262	0.0
20,464	L	Tailored Brands, Inc.	259,074	0.0
6,278	@	Taylor Morrison Home Corp.	93,166	0.0
24,984	@	Tenneco, Inc.	1,164,504	0.2
29,323		Texas Roadhouse, Inc.	1,337,129	0.2
11,841	@	Tile Shop Holdings, Inc.	235,399	0.0
46,594		Time, Inc.	766,937	0.1
15,273	@	TopBuild Corp.	552,883	0.1
10,200		Tower International, Inc.	209,916	0.0
44,027		Travelport Worldwide Ltd.	567,508	0.1
66,718	@	TRI Pointe Homes, Inc.	788,607	0.1
11,297		tronc, Inc.	155,899	0.0
27,294	@	Tuesday Morning Corp.	191,604	0.0
22,909	@	Tumi Holdings, Inc.	612,587	0.1
6,947	@	Unifi, Inc.	189,167	0.0
6,915	@	Universal Electronics, Inc.	499,816	0.1
10,247	@	Vera Bradley, Inc.	145,200	0.0
10,685	@	Vitamin Shoppe, Inc.	326,640	0.1
13,417	@,L	Wayfair, Inc.	523,263	0.1
11,264	@,L	Weight Watchers International, Inc.	131,000	0.0
3,500		Weyco Group, Inc.	97,230	0.0
8,224	@,L	William Lyon Homes	132,571	0.0
5,404	@	Wingstop, Inc.	147,259	0.0
14,273		Winnebago Industries	327,137	0.1
46,496		Wolverine World Wide, Inc.	944,799	0.1
13,616	L	World Wrestling Entertainment, Inc.	250,671	0.0
9,138	@	Zoe's Kitchen, Inc.	331,435	0.1
10,686	@,L	Zumiez, Inc.	152,917	0.0
			96,391,145	13.5

		Consumer Staples: 3.2%
11,623	@	Amplify Snack Brands, Inc.	171,439	0.0
13,782		Andersons, Inc.	489,812	0.1
183,544		Avon Products, Inc.	693,796	0.1
26,125		B&G Foods, Inc.	1,259,225	0.2
3,955	@	Boston Beer Co., Inc.	676,424	0.1
7,675		Calavo Growers, Inc.	514,225	0.1
13,655	L	Cal-Maine Foods, Inc.	605,190	0.1
22,617	@	Central Garden & Pet Co.	491,015	0.1
8,340	@	Chefs' Warehouse Holdings, Inc.	133,440	0.0
2,528	L	Coca-Cola Bottling Co. Consolidated	372,804	0.1
74,108	@	Darling International, Inc.	1,104,209	0.2
36,772		Dean Foods Co.	665,206	0.1
13,293	@	Elizabeth Arden, Inc.	182,912	0.0
14,629		Fresh Del Monte Produce, Inc.	796,256	0.1
9,275	@,L	Freshpet, Inc.	86,536	0.0
45,658	@	HRG Group, Inc.	626,884	0.1
7,388		Ingles Markets, Inc.	275,572	0.0
5,671		Inter Parfums, Inc.	162,020	0.0
7,432		J&J Snack Foods Corp.	886,415	0.1
4,248		John B Sanfilippo & Son, Inc.	181,092	0.0
7,577		Lancaster Colony Corp.	966,901	0.1
7,043	@	Lifevantage Corp.	95,785	0.0
7,208		MGP Ingredients, Inc.	275,562	0.0
4,567	@	National Beverage Corp.	286,853	0.0
3,333	L	Natural Health Trends Corp.	93,957	0.0
10,042	@	Omega Protein Corp.	200,740	0.0
4,273		Orchids Paper Products Co.	151,991	0.0
16,110	@	Performance Food Group Co.	433,520	0.1
22,664	@	Prestige Brands Holdings, Inc.	1,255,586	0.2
8,814		Pricesmart, Inc.	824,726	0.1
12,319	@	Primo Water Corp.	145,487	0.0
4,138	@	Revlon, Inc. - Class A	133,161	0.0
9,836	L	Sanderson Farms, Inc.	852,191	0.1
129	@	Seaboard Corp.	370,313	0.1
5,808	@	Seneca Foods Corp.	210,308	0.0
32,688		Snyders-Lance, Inc.	1,107,796	0.2
18,206		SpartanNash Co.	556,740	0.1
107,286	@	SUPERVALU, Inc.	506,390	0.1
8,744	L	Tootsie Roll Industries, Inc.	336,906	0.1
21,943	@	United Natural Foods, Inc.	1,026,932	0.1
10,429		Universal Corp.	602,170	0.1
2,880	@	USANA Health Sciences, Inc.	320,918	0.0
32,285		Vector Group Ltd.	723,830	0.1
7,111		WD-40 Co.	835,187	0.1
6,398		Weis Markets, Inc.	323,419	0.1
			23,011,841	3.2

		Energy: 2.9%
59,063	@	Abraxas Petroleum Corp.	66,741	0.0
10,207		Alon USA Energy, Inc.	66,141	0.0
27,869		Archrock, Inc.	262,526	0.1
11,139		Ardmore Shipping Corp.	75,411	0.0
24,438	L	Atwood Oceanics, Inc.	305,964	0.1
20,088	@,L	Bill Barrett Corp.	128,362	0.0
15,698		Bristow Group, Inc.	179,114	0.0
13,531	L	California Resources Corp.	165,078	0.0
50,765	@	Callon Petroleum Co.	570,091	0.1
8,829		CARBO Ceramics, Inc.	115,660	0.0

See Accompanying Notes to Financial Statements

71

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
25,053	@	Carrizo Oil & Gas, Inc.	898,150	0.1
2,830	@,L	Clayton Williams Energy, Inc.	77,712	0.0
38,171	@	Clean Energy Fuels Corp.	132,453	0.0
171,068	@	Cobalt International Energy, Inc.	229,231	0.0
8,115	@	Contango Oil & Gas Co.	99,328	0.0
9,945	@	Dawson Geophysical Co.	81,052	0.0
24,728		Delek US Holdings, Inc.	326,657	0.1
149,691	L	Denbury Resources, Inc.	537,391	0.1
40,033		DHT Holdings, Inc.	201,366	0.0
12,984	@	Dorian L.P.G Ltd.	91,537	0.0
16,435	@,L	EP Energy Corp.	85,133	0.0
11,657	@	Era Group, Inc.	109,576	0.0
68,885	@	EXCO Resources, Inc.	89,550	0.0
13,934	@	Exterran Corp.	179,052	0.0
30,156	@	Fairmount Santrol Holdings, Inc.	232,503	0.0
22,910	@	Forum Energy Technologies, Inc.	396,572	0.1
26,389	L	Frontline Ltd./Bermuda	207,681	0.0
19,378	L	GasLog Ltd.	251,526	0.1
17,805	@	Gener8 Maritime, Inc.	113,952	0.0
7,476	@	Geospace Technologies Corp.	122,382	0.0
37,696	L	Golar LNG Ltd.	584,288	0.1
17,416		Green Plains Renewable Energy, Inc.	343,444	0.1
43,683	@	Helix Energy Solutions Group, Inc.	295,297	0.1
14,124	@,L	Hornbeck Offshore Services, Inc.	117,794	0.0
13,039	@	Independence Contract Drilling, Inc.	70,802	0.0
17,325	@,L	Jones Energy, Inc.	71,379	0.0
33,780	@,L	Matador Resources Co.	668,844	0.1
14,524	@	Matrix Service Co.	239,501	0.0
102,775	@	McDermott International, Inc.	507,709	0.1
9,898	@	Natural Gas Services Group, Inc.	226,664	0.0
43,106	@	Newpark Resources	249,584	0.0
40,373	L	Nordic American Tankers Ltd.	560,781	0.1
26,984	@	Northern Oil And Gas, Inc.	124,666	0.0
73,884	@	Oasis Petroleum, Inc.	690,077	0.1
18,048	@	Oil States International, Inc.	593,418	0.1
13,865		Overseas Shipholding Group, Inc.	152,376	0.0
15,774	@,L	Pacific Ethanol, Inc.	85,968	0.0
9,318		Panhandle Oil and Gas, Inc.	155,331	0.0
12,726	@,L	Par Petroleum Corp.	195,217	0.0
63,989	@	Parker Drilling Co.	146,535	0.0
19,117	@	PDC Energy, Inc.	1,101,330	0.2
8,960	@	PHI, Inc.	160,205	0.0
27,629	@	Pioneer Energy Services Corp.	127,093	0.0
19,816	@	Renewable Energy Group, Inc.	174,975	0.0
3,133	@	Rex Stores Corp.	187,447	0.0
5,407	@	RigNet, Inc.	72,400	0.0
17,117	@	Ring Energy, Inc.	150,972	0.0
32,479	@	RSP Permian, Inc.	1,133,192	0.2
25,906	@,L	Sanchez Energy Corp.	182,896	0.0
78,515		Scorpio Tankers, Inc.	329,763	0.1
6,983	@,L	SEACOR Holdings, Inc.	404,665	0.1
20,271		SemGroup Corp. - Class A	660,024	0.1
26,027	L	Ship Finance International Ltd.	383,638	0.1
78,918	@	Synergy Resources Corp.	525,594	0.1
17,901	L	Teekay Corp.	127,634	0.0
50,019		Teekay Tankers Ltd.	149,057	0.0
19,500		Tesco Corp.	130,455	0.0
40,281	@	Tetra Technologies, Inc.	256,590	0.1
19,016	L	Tidewater, Inc.	83,861	0.0
21,301	@	Unit Corp.	331,444	0.1
26,025		US Silica Holdings, Inc.	897,082	0.1
17,040	@,L	W&T Offshore, Inc.	39,533	0.0
30,075	L	Western Refining, Inc.	620,447	0.1
10,563	@,L	Westmoreland Coal Co.	100,560	0.0
19,218	@	Willbros Group, Inc.	48,622	0.0
			20,857,046	2.9

		Financials: 25.6%
11,543		1st Source Corp.	373,878	0.1
31,265		Acadia Realty Trust	1,110,533	0.2
22,476	@	Actua Corp.	202,958	0.0
11,826		AG Mortgage Investment Trust, Inc.	170,767	0.0
10,404		Agree Realty Corp.	501,889	0.1
22,649		Alexander & Baldwin, Inc.	818,535	0.1
1,242		Alexander's, Inc.	508,264	0.1
6,011	@,L	Allegiance Bancshares, Inc.	149,554	0.0
6,139	@	Altisource Portfolio Solutions SA	170,910	0.0
26,165		Altisource Residential Corp.	240,456	0.0
19,121	@	Ambac Financial Group, Inc.	314,732	0.0
18,605		American Assets Trust, Inc.	789,596	0.1
28,162		American Capital Mortgage Investment Corp.	444,678	0.1
34,149		American Equity Investment Life Holding Co.	486,623	0.1
18,176		Ameris Bancorp.	539,827	0.1
10,547		Amerisafe, Inc.	645,687	0.1
6,567		Ames National Corp.	176,127	0.0
73,947		Anworth Mortgage Asset Corp.	347,551	0.1
21,513		Apollo Commercial Real Estate Finance, Inc.	345,714	0.1
15,453		Apollo Residential Mortgage, Inc.	207,070	0.0
13,554		Argo Group International Holdings Ltd.	703,453	0.1
15,071		Armada Hoffler Properties, Inc.	207,076	0.0
18,301	L	ARMOUR Residential REIT, Inc.	366,020	0.1
7,082		Arrow Financial Corp.	214,514	0.0
15,889		Ashford Hospitality Prime, Inc.	224,670	0.0

See Accompanying Notes to Financial Statements

72

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
40,411		Ashford Hospitality Trust, Inc.	217,007	0.0
3,895		Associated Capital Group, Inc.	111,709	0.0
38,434		Astoria Financial Corp.	589,193	0.1
20,940		Banc of California, Inc.	379,014	0.1
4,594		Bancfirst Corp.	277,110	0.0
20,576	@	Bancorp, Inc.	123,868	0.0
39,632		Bancorpsouth, Inc.	899,250	0.1
31,711		Bank Mutual Corp.	243,540	0.0
33,275		Bank of the Ozarks, Inc.	1,248,478	0.2
13,389		BankFinancial Corp.	160,534	0.0
12,278		Banner Corp.	522,306	0.1
32,940		BBCN Bancorp, Inc.	491,465	0.1
30,852	@	Beneficial Bancorp, Inc.	392,437	0.1
13,044		Berkshire Hills Bancorp., Inc.	351,144	0.1
74,957		BGC Partners, Inc.	652,875	0.1
15,660		Banco Latinoamericano de Comercio Exterior SA	414,990	0.1
16,958		BNC Bancorp	385,116	0.1
26,700	@,L	BofI Holding, Inc.	472,857	0.1
36,314		Boston Private Financial Holdings, Inc.	427,779	0.1
8,511		Bridge Bancorp, Inc.	241,712	0.0
12,625		OceanFirst Financial Corp.	229,396	0.0
46,647		Brookline Bancorp., Inc.	514,516	0.1
10,118		Bryn Mawr Bank Corp.	295,446	0.0
11,689		Calamos Asset Management, Inc.	85,447	0.0
5,119		Camden National Corp.	214,998	0.0
4,255		Capital Bank Financial Corp.	122,544	0.0
59,887		Capitol Federal Financial, Inc.	835,424	0.1
36,863		Capstead Mortgage Corp.	357,571	0.1
20,928		Cardinal Financial Corp.	459,160	0.1
23,374		CareTrust REIT, Inc.	322,094	0.1
11,494		Cash America International, Inc.	489,874	0.1
17,218		CatchMark Timber Trust, Inc.	210,404	0.0
33,001		Cathay General Bancorp.	930,628	0.1
62,117		CBL & Associates Properties, Inc.	578,309	0.1
50,290		Cedar Shopping Centers, Inc.	373,655	0.1
29,364		Centerstate Banks of Florida, Inc.	462,483	0.1
6,867		Central Pacific Financial Corp.	162,061	0.0
7,586		Central Valley Community Bancorp	106,204	0.0
11,802		Charter Financial Corp./MD	156,731	0.0
18,518		Chatham Lodging Trust	407,026	0.1
16,708	L	Chemical Financial Corp.	623,041	0.1
27,112		Chesapeake Lodging Trust	630,354	0.1
10,151		Citizens & Northern Corp.	205,253	0.0
27,622	@,L	Citizens, Inc.	209,927	0.0
9,811		City Holding Co.	446,106	0.1
12,842		City Office REIT, Inc.	166,689	0.0
11,660		CNB Financial Corp.	207,548	0.0
80,508		CNO Financial Group, Inc.	1,405,670	0.2
27,010		CoBiz Financial, Inc.	316,017	0.0
9,450		Cohen & Steers, Inc.	382,158	0.1
43,647		Colony Capital, Inc.	669,981	0.1
25,286		Colony Starwood Homes	769,200	0.1
28,225		Columbia Banking System, Inc.	791,993	0.1
18,904		Community Bank System, Inc.	776,765	0.1
8,824		Community Healthcare Trust, Inc.	186,539	0.0
11,102		Community Trust Bancorp., Inc.	384,795	0.1
16,508		ConnectOne Bancorp, Inc.	259,011	0.0
3,121		Consolidated-Tomoka Land Co.	148,154	0.0
5,190		CorEnergy Infrastructure Trust, Inc.	149,731	0.0
13,521		Coresite Realty Corp.	1,199,177	0.2
91,444		Cousins Properties, Inc.	951,018	0.1
73,589	@,L	Cowen Group, Inc.	217,823	0.0
10,216	@	CU Bancorp	232,210	0.0
17,532	@	Customers Bancorp, Inc.	440,579	0.1
43,705		CVB Financial Corp.	716,325	0.1
70,898		CYS Investments, Inc.	593,416	0.1
1,361		Diamond Hill Investment Group, Inc.	256,440	0.0
86,761		DiamondRock Hospitality Co.	783,452	0.1
19,710		Dime Community Bancshares	335,267	0.1
29,118		DuPont Fabros Technology, Inc.	1,384,270	0.2
35,550		Dynex Capital, Inc.	246,717	0.0
15,052	@	Eagle Bancorp, Inc.	724,152	0.1
15,581		Easterly Government Properties, Inc.	307,413	0.0
14,661		EastGroup Properties, Inc.	1,010,436	0.1
27,169		Education Realty Trust, Inc.	1,253,578	0.2
9,557	@	eHealth, Inc.	133,989	0.0
18,258		Employers Holdings, Inc.	529,847	0.1
13,049	@	Encore Capital Group, Inc.	307,043	0.0
16,283	@	Enova International, Inc.	119,843	0.0
4,413	@	Enstar Group Ltd.	714,862	0.1
11,199		Enterprise Financial Services Corp.	312,340	0.0
17,125	@	Envestnet, Inc.	570,434	0.1
30,181	@	Essent Group Ltd.	658,248	0.1
39,868		EverBank Financial Corp.	592,438	0.1
14,517		Evercore Partners, Inc.	641,506	0.1
25,056	@	Ezcorp, Inc.	189,423	0.0
21,540	L	Farmers National Banc Corp.	189,552	0.0
6,564		FBL Financial Group, Inc.	398,238	0.1
11,530	@	FCB Financial Holdings, Inc.	392,020	0.1
7,237		Federated National Holding Co.	137,792	0.0

See Accompanying Notes to Financial Statements

73

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
76,872		FelCor Lodging Trust, Inc.	478,913	0.1
23,972		Financial Engines, Inc.	620,156	0.1
49,363	@	First BanCorp/Puerto Rico	195,971	0.0
15,160		First Bancorp.	266,513	0.0
12,410		First Busey Corp.	265,450	0.0
13,927		First Cash Financial Services, Inc.	714,873	0.1
3,403		First Citizens BancShares, Inc.	881,071	0.1
44,793		First Commonwealth Financial Corp.	412,096	0.1
11,779	@,L	First Community Financial Partners, Inc.	103,655	0.0
6,006		First Defiance Financial Corp.	233,333	0.0
29,675		First Financial Bancorp.	577,179	0.1
31,463		First Financial Bankshares, Inc.	1,031,672	0.2
7,466		First Financial Corp.	273,405	0.0
9,741	@	First Foundation, Inc.	209,431	0.0
47,399		First Industrial Realty Trust, Inc.	1,318,640	0.2
2,162		First Interstate Bancsystem, Inc.	60,752	0.0
16,794		First Merchants Corp.	418,674	0.1
4,976		First Mid-Illinois Bancshares, Inc.	124,400	0.0
40,845		First Midwest Bancorp., Inc.	717,238	0.1
7,200	@	First NBC Bank Holding Co.	120,888	0.0
6,262		First of Long Island Corp.	179,532	0.0
40,638		First Potomac Realty Trust	373,870	0.1
68,628		FirstMerit Corp.	1,391,090	0.2
10,082	@	Flagstar Bancorp, Inc.	246,102	0.0
17,660		Flushing Financial Corp.	351,081	0.1
83,073		FNB Corp.	1,041,735	0.2
33,487	@	FNFV Group	384,096	0.1
21,376	@	Forestar Real Estate Group, Inc.	254,161	0.0
26,781		Four Corners Property Trust, Inc.	551,421	0.1
46,564		Franklin Street Properties Corp.	571,340	0.1
62,505		Fulton Financial Corp.	843,817	0.1
21,957		GAIN Capital Holdings, Inc.	138,768	0.0
2,864		GAMCO Investors, Inc.	93,853	0.0
207,953	@	Genworth Financial, Inc.	536,519	0.1
5,892		German American Bancorp, Inc.	188,367	0.0
18,666		Getty Realty Corp.	400,386	0.1
34,871		Glacier Bancorp., Inc.	926,871	0.1
12,767		Gladstone Commercial Corp.	215,635	0.0
76,360		Global Net Lease, Inc.	607,062	0.1
22,943		Government Properties Income Trust	529,066	0.1
177,538		Gramercy Property Trust	1,636,900	0.2
7,197		Great Southern Bancorp., Inc.	266,073	0.0
21,706		Great Western Bancorp, Inc.	684,607	0.1
19,330	@	Green Dot Corp.	444,397	0.1
13,381		Greenhill & Co., Inc.	215,434	0.0
14,615	@	Greenlight Capital Re Ltd.	294,638	0.0
33,983		Hancock Holding Co.	887,296	0.1
18,923		Hanmi Financial Corp.	444,501	0.1
19,042		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	411,307	0.1
36,584		Hatteras Financial Corp.	599,978	0.1
4,752		HCI Group, Inc.	129,635	0.0
42,974		Healthcare Realty Trust, Inc.	1,503,660	0.2
8,120		Heartland Financial USA, Inc.	286,555	0.0
15,207		Heritage Financial Corp.	267,339	0.0
12,885		Heritage Insurance Holdings, Inc.	154,233	0.0
25,105		Hersha Hospitality Trust	430,551	0.1
18,792		HFF, Inc.	542,713	0.1
35,337	@	Hilltop Holdings, Inc.	741,724	0.1
49,350		Home Bancshares, Inc.	976,636	0.1
12,676	@	HomeStreet, Inc.	252,506	0.0
14,546	@	HomeTrust Bancshares Inc.	269,101	0.0
21,190		Horace Mann Educators Corp.	716,010	0.1
8,819		Horizon Bancorp/IN	221,710	0.0
30,830		Hudson Pacific Properties, Inc.	899,619	0.1
15,285		Iberiabank Corp.	912,973	0.1
3,326	@	Impac Mortgage Holdings, Inc.	52,152	0.0
23,229		Independence Realty Trust, Inc.	190,013	0.0
16,070		Independent Bank Corp./MI	233,176	0.0
11,591		Independent Bank Corp.	529,709	0.1
5,944		Independent Bank Group, Inc.	255,057	0.0
6,859		Infinity Property & Casualty Corp.	553,247	0.1
16,639	@	Infrareit Inc.	291,848	0.0
25,571	@	Insmed Inc.	252,130	0.0
26,511		International Bancshares Corp.	691,672	0.1
10,525	@	Intl. FCStone, Inc.	287,227	0.0
45,703		Invesco Mortgage Capital, Inc.	625,674	0.1
16,995		Investment Technology Group, Inc.	284,156	0.0
134,194		Investors Bancorp, Inc.	1,486,870	0.2
72,872		Investors Real Estate Trust	471,482	0.1
43,554	@	iStar Financial, Inc.	417,683	0.1
5,286		James River Group Holdings Ltd.	179,513	0.0
58,278		Janus Capital Group, Inc.	811,230	0.1
20,416	@	KCG Holdings, Inc.	271,533	0.0
37,135		Kearny Financial Corp./MD	467,158	0.1
17,316		Kemper Corp.	536,450	0.1
37,382		Kennedy-Wilson Holdings, Inc.	708,763	0.1
33,677		Kite Realty Group Trust	943,966	0.1

See Accompanying Notes to Financial Statements

74

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
12,119		Ladder Capital Corp.	147,852	0.0
47,269	@,L	Ladenburg Thalmann Financial Services, Inc.	111,555	0.0
15,041		Lakeland Bancorp, Inc.	171,167	0.0
10,394		Lakeland Financial Corp.	488,622	0.1
47,149		LaSalle Hotel Properties	1,111,773	0.2
20,025		LegacyTexas Financial Group, Inc.	538,873	0.1
2,727	@,L	LendingTree, Inc.	240,876	0.0
81,443		Lexington Realty Trust	823,389	0.1
10,400		Live Oak Bancshares, Inc.	146,744	0.0
15,991		LTC Properties, Inc.	827,214	0.1
34,625		Mack-Cali Realty Corp.	934,875	0.1
26,600		Maiden Holdings Ltd.	325,584	0.1
16,448		MainSource Financial Group, Inc.	362,678	0.1
5,563	@	Marcus & Millichap, Inc.	141,356	0.0
31,427		MB Financial, Inc.	1,140,172	0.2
53,979	@	MBIA, Inc.	368,677	0.1
98,809		Medical Properties Trust, Inc.	1,502,885	0.2
4,241		Merchants Bancshares, Inc.	129,266	0.0
20,043		Meridian Bancorp, Inc.	296,236	0.0
4,343		Meta Financial Group, Inc.	221,319	0.0
139,741	@	MGIC Investment Corp.	831,459	0.1
2,363		Moelis & Co.	53,167	0.0
27,295		Monmouth Real Estate Investment Corp.	361,932	0.1
60,779		Monogram Residential Trust, Inc.	620,554	0.1
18,150		National Bank Holdings Corp.	369,534	0.1
4,911	L	National Bankshares, Inc.	171,492	0.0
19,144		National General Holdings Corp.	410,064	0.1
15,170		National Health Investors, Inc.	1,139,115	0.2
4,938		National Interstate Corp.	149,375	0.0
9,667		National Storage Affiliates	201,267	0.0
1,432	L	National Western Life Group, Inc.	279,627	0.0
14,619	@,L	Nationstar Mortgage Holdings, Inc.	164,610	0.0
5,511		Navigators Group, Inc.	506,847	0.1
20,225		NBT Bancorp., Inc.	579,042	0.1
8,746		Nelnet, Inc.	303,924	0.0
95,873		New Residential Investment Corp.	1,326,882	0.2
32,161		New Senior Investment Group, Inc.	343,479	0.1
58,806		New York Mortgage Trust, Inc.	358,717	0.1
68,770		New York REIT, Inc.	636,123	0.1
14,867	@	NewStar Financial, Inc.	125,180	0.0
4,366	@	Nicolet Bankshares, Inc.	166,257	0.0
26,536	@	NMI Holdings, Inc.	145,417	0.0
26,770		Northfield Bancorp, Inc./NJ	396,999	0.1
25,381		NorthStar Realty Europe Corp.	234,774	0.0
43,982		Northwest Bancshares, Inc.	652,253	0.1
46,402	@,L	Ocwen Financial Corp.	79,347	0.0
19,930		OFG Bancorp	165,419	0.0
7,251		Old Line Bancshares, Inc.	130,518	0.0
50,337		Old National Bancorp.	630,723	0.1
22,680		Old Second Bancorp, Inc.	154,904	0.0
13,358		OM Asset Management Plc	178,329	0.0
21,865	@,L	On Deck Capital, Inc.	112,605	0.0
9,007		One Liberty Properties, Inc.	214,817	0.0
5,315		Opus Bank	179,647	0.0
28,314		Oritani Financial Corp.	452,741	0.1
7,560		Federal Agricultural Mortgage Corp.	263,239	0.0
11,715	@	Pacific Premier Bancorp, Inc.	281,160	0.0
6,577		Park National Corp.	603,637	0.1
32,081		Park Sterling Corp.	227,454	0.0
30,956		Parkway Properties, Inc.	517,894	0.1
30,487		Pebblebrook Hotel Trust	800,284	0.1
33,518		Pennsylvania Real Estate Investment Trust	718,961	0.1
9,048	@	PennyMac Financial Services, Inc.	113,010	0.0
31,262		Pennymac Mortgage Investment Trust	507,382	0.1
11,671		Peoples Bancorp., Inc.	254,311	0.0
5,095		Peoples Financial Services Corp.	199,418	0.0
11,258		People's Utah Bancorp	186,883	0.0
24,023	@	PHH Corp.	319,986	0.1
57,883		Physicians Realty Trust	1,216,122	0.2
17,548	@	Pico Holdings, Inc.	166,004	0.0
18,090		Pinnacle Financial Partners, Inc.	883,697	0.1
6,666	@	Piper Jaffray Cos.	251,308	0.0
7,705	L	PJT Partners, Inc.	177,215	0.0
19,158		Potlatch Corp.	653,288	0.1
20,822	@	PRA Group, Inc.	502,643	0.1
13,529		Preferred Apartment Communities, Inc.	199,147	0.0
21,359		Primerica, Inc.	1,222,589	0.2
31,736		PrivateBancorp, Inc.	1,397,336	0.2
29,490		Prosperity Bancshares, Inc.	1,503,695	0.2
30,721		Provident Financial Services, Inc.	603,360	0.1
8,989		PS Business Parks, Inc.	953,553	0.1
18,820		QTS Realty Trust, Inc.	1,053,544	0.2
88,087		Radian Group, Inc.	917,867	0.1
56,111		RAIT Financial Trust	175,627	0.0
28,600		Ramco-Gershenson Properties	560,846	0.1
7,105		RE/MAX Holdings, Inc.	286,047	0.0
37,020		Redwood Trust, Inc.	511,246	0.1
17,696		Renasant Corp.	572,112	0.1
20,642		Resource Capital Corp.	265,456	0.0
42,119		Retail Opportunity Investments	912,719	0.1
22,694		Rexford Industrial Realty, Inc.	478,616	0.1
18,984		RLI Corp.	1,305,720	0.2
54,969		RLJ Lodging Trust	1,179,085	0.2
3,757		RMR Group, Inc.	116,354	0.0
18,386		Rouse Properties, Inc.	335,545	0.1

See Accompanying Notes to Financial Statements

75

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
18,405		Ryman Hospitality Properties	932,213	0.1
15,760		S&T Bancorp, Inc.	385,332	0.1
27,224		Sabra Healthcare REIT, Inc.	561,767	0.1
14,814	@	Safeguard Scientifics, Inc.	185,027	0.0
7,990		Safety Insurance Group, Inc.	492,024	0.1
16,610		Sandy Spring Bancorp, Inc.	482,687	0.1
1,959		Saul Centers, Inc.	120,890	0.0
14,388	@	Seacoast Banking Corp. of Florida	233,661	0.0
21,362		Select Income REIT	555,198	0.1
26,508		Selective Insurance Group	1,012,871	0.1
10,509		Seritage Growth Properties	523,769	0.1
8,417	L	ServisFirst Bancshares, Inc.	415,716	0.1
21,795		Silver Bay Realty Trust Corp.	371,169	0.1
11,510		Simmons First National Corp.	531,589	0.1
11,713		South State Corp.	797,070	0.1
4,967	@	Southern First Bancshares, Inc.	119,705	0.0
16,369		Southside Bancshares, Inc.	506,129	0.1
13,764		Southwest Bancorp., Inc.	233,025	0.0
23,683	@,L	St. Joe Co.	419,663	0.1
27,319		STAG Industrial, Inc.	650,465	0.1
7,443		State Auto Financial Corp.	163,076	0.0
22,930		State Bank Financial Corp.	466,626	0.1
52,515		Sterling Bancorp/DE	824,486	0.1
11,844		Stewart Information Services Corp.	490,460	0.1
29,275	@	Stifel Financial Corp.	920,699	0.1
13,201		Stock Yards Bancorp, Inc.	372,664	0.1
44,838		Summit Hotel Properties, Inc.	593,655	0.1
88,088		Sunstone Hotel Investors, Inc.	1,063,222	0.2
18,208		Talmer Bancorp, Inc.	349,047	0.1
8,290	@,L	Tejon Ranch Co.	195,976	0.0
24,537		Terreno Realty Corp.	634,772	0.1
5,779		Territorial Bancorp, Inc.	152,970	0.0
18,857	@	Texas Capital Bancshares, Inc.	881,753	0.1
32,142		The Geo Group, Inc.	1,098,614	0.2
26,791	@,L	Third Point Reinsurance Ltd.	313,991	0.0
20,761		Tier REIT, Inc.	318,266	0.1
19,726	L	Tiptree Financial, Inc.	108,098	0.0
8,013		Tompkins Financial Corp.	520,845	0.1
26,137		TowneBank	565,866	0.1
10,390		Trico Bancshares	286,764	0.0
50,250		Trustco Bank Corp.	322,103	0.1
26,154		Trustmark Corp.	649,927	0.1
16,982		UMB Financial Corp.	903,612	0.1
15,454		UMH Properties, Inc.	173,858	0.0
87,552		Umpqua Holdings Corp.	1,354,429	0.2
22,101		Union Bankshares Corp.	546,116	0.1
27,989		United Bankshares, Inc.	1,049,867	0.2
22,872		United Community Banks, Inc./GA	418,329	0.1
38,249		United Community Financial Corp.	232,554	0.0
10,894	L	United Development Funding IV	34,861	0.0
34,216		United Financial Bancorp, Inc.	444,124	0.1
11,945		United Fire Group, Inc.	506,826	0.1
9,137		United Insurance Holdings Corp.	149,664	0.0
8,501		Universal Health Realty Income Trust	486,087	0.1
14,067		Universal Insurance Holdings, Inc.	261,365	0.0
14,960		Univest Corp. of Pennsylvania	314,459	0.0
33,950		Urban Edge Properties	1,013,747	0.1
14,040		Urstadt Biddle Properties, Inc.	347,911	0.1
87,025		Valley National Bancorp.	793,668	0.1
8,716		Virtu Financial, Inc.	156,888	0.0
3,302	L	Virtus Investment Partners, Inc.	235,036	0.0
29,120		Waddell & Reed Financial, Inc.	501,446	0.1
11,260	@	Walker & Dunlop, Inc.	256,503	0.0
18,018	@,L	Walter Investment Management Corp.	49,730	0.0
37,154		Washington Federal, Inc.	901,356	0.1
30,775		Washington Real Estate Investment Trust	968,182	0.1
10,416		Washington Trust Bancorp, Inc.	394,975	0.1
7,006	L	WashingtonFirst Bankshares, Inc.	151,400	0.0
21,149		Waterstone Financial, Inc.	324,214	0.1
36,967		Webster Financial Corp.	1,255,030	0.2
20,494		WesBanco, Inc.	636,339	0.1
12,134		Westamerica Bancorp.	597,721	0.1
19,588		Western Asset Mortgage Capital Corp.	183,931	0.0
5,243		Westwood Holdings Group, Inc.	271,587	0.0
16,101		Whitestone REIT	242,803	0.0
45,617		Wilshire Bancorp., Inc.	475,329	0.1
17,839		Wintrust Financial Corp.	909,789	0.1
49,332	L	WisdomTree Investments, Inc.	482,960	0.1
102,578	@,L	WMIH Corp.	227,723	0.0
3,219	@	World Acceptance Corp.	146,786	0.0
73,749		WP GLIMCHER, Inc.	825,251	0.1
16,776		WSFS Financial Corp.	540,019	0.1
42,982		Xenia Hotels & Resorts, Inc.	721,238	0.1
18,649		Yadkin Financial Corporation	467,903	0.1
4,261	L	Your Community Bankshares, Inc.	158,339	0.0
			183,216,522	25.6

See Accompanying Notes to Financial Statements

76

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 13.3%
4,565	@,L	AAC Holdings, Inc.	104,173	0.0
10,454		Abaxism, Inc.	493,742	0.1
10,707	@,L	Accelerate Diagnostics, Inc.	154,074	0.0
11,582	@	Acceleron Pharma, Inc.	393,556	0.1
38,111	@,L	Accuray, Inc.	197,796	0.0
49,089	@	Achillion Pharmaceuticals, Inc.	382,894	0.1
4,653	@	Aclaris Therapeutics, Inc.	85,941	0.0
20,702	@	Acorda Therapeutics, Inc.	528,005	0.1
7,810	@,L	Adamas Pharmaceuticals, Inc.	118,243	0.0
5,272	@,L	Adeptus Health, Inc.	272,352	0.1
16,420	@,L	Aduro Biotech, Inc.	185,710	0.0
14,637	@,L	Advaxis, Inc.	118,413	0.0
9,441	@	Adverum Biotechnologies, Inc.	29,834	0.0
10,632	@,L	Aerie Pharmaceuticals, Inc.	187,123	0.0
34,474	@,L	Agenus, Inc.	139,620	0.0
12,024	@,L	Aimmune Therapeutics, Inc.	130,100	0.0
18,078	@	Air Methods Corp.	647,735	0.1
16,521	@	Akebia Therapeutics, Inc.	123,577	0.0
12,251	@	Albany Molecular Research, Inc.	164,653	0.0
20,570	@,L	Alder Biopharmaceuticals, Inc.	513,633	0.1
3,834	@	Almost Family, Inc.	163,367	0.0
14,792	@,L	AMAG Pharmaceuticals, Inc.	353,825	0.1
13,210	@	Amedisys, Inc.	666,841	0.1
54,082	@,L	Amicus Therapeutics, Inc.	295,288	0.1
21,981	@	AMN Healthcare Services, Inc.	878,581	0.1
14,440	@	Amphastar Pharmaceuticals, Inc.	232,773	0.0
22,886	@,L	Ampio Pharmaceuticals, Inc.	29,523	0.0
5,804		Analogic Corp.	461,070	0.1
14,653	@,L	Anavex Life Sciences Corp.	89,530	0.0
13,527	@	Angiodynamics, Inc.	194,383	0.0
3,556	@	ANI Pharmaceuticals, Inc.	198,496	0.0
7,232	@	Anika Therapeutics, Inc.	387,997	0.1
19,647	@	Anthera Pharmaceuticals, Inc.	60,709	0.0
15,920	@,L	Aratana Therapeutics, Inc.	100,614	0.0
10,138	@	Ardelyx, Inc.	88,505	0.0
112,702	@	Arena Pharmaceuticals, Inc.	192,720	0.0
74,396	@,L	Ariad Pharmaceuticals, Inc.	549,786	0.1
63,079	@,L	Array Biopharma, Inc.	224,561	0.0
26,392	@,L	Arrowhead Pharmaceuticals, Inc.	140,405	0.0
10,162	@	Atara Biotherapeutics, Inc.	228,747	0.0
36,348	@,L	Athersys, Inc.	78,875	0.0
15,908	@	AtriCure, Inc.	224,780	0.0
685		Atrion Corp.	293,084	0.1
2,426	@,L	Avexis, Inc.	92,237	0.0
5,889	@,L	Avinger, Inc.	70,256	0.0
18,534	@	AxoGen, Inc.	127,514	0.0
9,937	@,L	Axovant Sciences Ltd.	127,591	0.0
8,981	@	Bellicum Pharmaceuticals, Inc.	116,394	0.0
35,932	@	BioScrip, Inc.	91,627	0.0
34,148	@,L	BioCryst Pharmaceuticals, Inc.	96,980	0.0
44,232	@	Bio-Path Holdings, Inc.	88,022	0.0
12,467	@	BioTelemetry, Inc.	203,212	0.0
15,636	@,L	Bluebird Bio, Inc.	676,882	0.1
9,460	@	Blueprint Medicines Corp.	191,565	0.0
13,741	@	Cambrex Corp.	710,822	0.1
15,610		Cantel Medical Corp.	1,072,875	0.2
18,602	@	Capital Senior Living Corp.	328,697	0.1
10,670	@,L	Cara Therapeutics, Inc.	51,323	0.0
15,613	@	Cardiovascular Systems, Inc.	286,889	0.1
21,476	@	Castlight Health, Inc.	85,045	0.0
41,688	@	Catalent, Inc.	958,407	0.1
14,138	@	Celator Pharmaceuticals, Inc.	426,685	0.1
43,036	@,L	Celldex Therapeutics, Inc.	188,928	0.0
5,721	@	Cellular Biomedicine Group, Inc.	68,595	0.0
17,158	@,L	Cempra, Inc.	282,935	0.1
31,280	@	Cepheid, Inc.	961,860	0.1
48,063	@,L	Cerus Corp.	299,913	0.1
6,748		Chemed Corp.	919,820	0.1
13,019	@	ChemoCentryx, Inc.	58,455	0.0
24,677	@	Chimerix, Inc.	96,981	0.0
5,660	@	Civitas Solutions, Inc.	117,898	0.0
12,980	@	Clinical Data, Inc.	–	–
14,489	@,L	Clovis Oncology, Inc.	198,789	0.0
13,314	@,L	Coherus Biosciences, Inc.	224,873	0.0
6,454	@	Collegium Pharmaceutical, Inc.	76,480	0.0
45,230	@	Community Health Systems, Inc.	545,021	0.1
5,678		Computer Programs & Systems, Inc.	226,666	0.0
7,989	@	Concert Pharmaceuticals, Inc.	89,716	0.0
16,069	@,L	ConforMIS, Inc.	112,804	0.0
12,518		Conmed Corp.	597,484	0.1
28,453	@,L	Corcept Therapeutics, Inc.	155,353	0.0
5,629	@	Corvel Corp.	243,060	0.0
15,683	@	Cross Country Healthcare, Inc.	218,307	0.0
17,072		CryoLife, Inc.	201,620	0.0
55,931	@	Curis, Inc.	87,252	0.0
11,521	@	Cynosure, Inc.	560,439	0.1
18,419	@,L	Cytokinetics Inc	174,796	0.0
9,400	@,L	CytomX Therapeutics, Inc.	96,021	0.0
35,261	@,L	CytRx Corp.	78,632	0.0
26,705	@	Depomed, Inc.	523,952	0.1
9,274	@	Dermira, Inc.	271,265	0.1
19,601	@	Diplomat Pharmacy, Inc.	686,035	0.1
67,432	@	Durect Corp.	82,267	0.0

See Accompanying Notes to Financial Statements

77

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
64,411	@	Dyax, Corp. - CVR	71,496	0.0
16,941	@,L	Dynavax Technologies Corp.	247,000	0.0
4,122	@,L	Eagle Pharmaceuticals, Inc./DE	159,892	0.0
7,985	@	Edge Therapeutics, Inc.	80,728	0.0
3,245	@	Editas Medicine, Inc.	79,178	0.0
15,162	@	Emergent Biosolutions, Inc.	426,355	0.1
7,373	@	Enanta Pharmaceuticals, Inc.	162,575	0.0
23,200	@,L	Endocyte, Inc.	74,472	0.0
33,439	@	Endologix, Inc.	416,650	0.1
21,922		Ensign Group, Inc.	460,581	0.1
22,377	@	Enzo Biochem, Inc.	133,591	0.0
15,995	@,L	Epizyme, Inc.	163,789	0.0
6,342	@,L	Esperion Therapeutics, Inc.	62,659	0.0
6,559	@	Evolent Health, Inc.	125,933	0.0
41,805	@,L	Exact Sciences Corp.	512,111	0.1
7,368	@	Exactech, Inc.	197,020	0.0
17,802	@	ExamWorks Group, Inc.	620,400	0.1
97,358	@,L	Exelixis, Inc.	760,366	0.1
20,691	@	FibroGen, Inc.	339,539	0.1
11,497	@	FivePrime Therapeutics, Inc.	475,401	0.1
5,566	@	Flex Pharma, Inc.	56,829	0.0
8,944	@	Flexion Therapeutics, Inc.	133,847	0.0
15,882	@	Fluidigm Corp.	143,414	0.0
5,760	@,L	Foundation Medicine, Inc.	107,482	0.0
82,079	@,L	Galena Biopharma, Inc.	38,257	0.0
22,809	@,L	GenMark Diagnostics, Inc.	198,438	0.0
7,278	@	Genomic Health, Inc.	188,464	0.0
70,915	@,L	Geron Corp.	190,052	0.0
7,143	@	Glaukos Corp.	208,290	0.0
6,018	@,L	Global Blood Therapeutics, Inc.	99,839	0.0
26,619	@	Globus Medical Inc	634,331	0.1
12,408	@	Greatbatch, Inc.	383,779	0.1
22,321	@	Haemonetics Corp.	647,086	0.1
47,571	@	Halozyme Therapeutics, Inc.	410,538	0.1
17,831	@	Halyard Health, Inc.	579,864	0.1
18,155	@	HealthEquity, Inc.	551,640	0.1
38,828		Healthsouth Corp.	1,507,303	0.2
11,193	@	HealthStream, Inc.	296,838	0.1
18,240	@	Healthways, Inc.	210,672	0.0
7,296	@	HeartWare International, Inc.	421,344	0.1
13,211	@,L	Heron Therapeutics, Inc.	238,459	0.0
3,353	@	Heska Corp.	124,631	0.0
36,416	@	HMS Holdings Corp.	641,286	0.1
69,426	@,L	Horizon Pharma PLC	1,143,446	0.2
5,705	@	ICU Medical, Inc.	643,239	0.1
38,826	@,L	Idera Pharmaceuticals, Inc.	59,404	0.0
14,152	@,L	Ignyta, Inc.	76,704	0.0
5,834	@	Immune Design Corp.	47,605	0.0
40,961	@,L	Immunogen, Inc.	126,160	0.0
52,087	@,L	Immunomedics, Inc.	120,842	0.0
31,448	@	Impax Laboratories, Inc.	906,331	0.1
7,702	@	Imprivata, Inc.	107,828	0.0
16,562	@	INC Research Holdings, Inc.	631,509	0.1
24,497	@,L	Infinity Pharmaceuticals, Inc.	32,581	0.0
38,128	L	Innoviva, Inc.	401,488	0.1
6,693	@	Inogen, Inc.	335,386	0.1
9,194	@	Inotek Pharmaceuticals Corp.	68,403	0.0
27,603	@,L	Inovio Pharmaceuticals, Inc.	255,052	0.0
25,110	@	Insulet Corp.	759,326	0.1
9,732	@,L	Insys Therapeutics, Inc.	125,932	0.0
11,205	@	Integra LifeSciences Holdings Corp.	893,935	0.1
11,596	@	Intersect ENT, Inc.	149,936	0.0
14,573	@	Intra-Cellular Therapies, Inc.	565,724	0.1
15,623		Invacare Corp.	189,507	0.0
11,203	@,L	Invitae Corp.	82,790	0.0
14,550	@,L	InVivo Therapeutics Holdings Corp.	84,099	0.0
56,535	@,L	Ironwood Pharmaceuticals, Inc.	739,195	0.1
10,744	@	K2M Group Holdings, Inc.	166,747	0.0
10,564	@,L	Karyopharm Therapeutics, Inc.	70,884	0.0
41,799	@,L	Keryx Biopharmaceuticals, Inc.	276,709	0.1
35,799		Kindred Healthcare, Inc.	404,171	0.1
16,476	@	Kite Pharma, Inc.	823,800	0.1
6,082	@,L	La Jolla Pharmaceutical Co.	97,312	0.0
5,567		Landauer, Inc.	229,138	0.0
11,177	@,L	Lannett Co., Inc.	265,901	0.0
11,687	@	LDR Holding Corp.	431,835	0.1
19,885	@,L	Lexicon Pharmaceuticals, Inc.	285,350	0.1
5,823	@	LHC Group, Inc.	252,019	0.0
7,951	@,L	Ligand Pharmaceuticals, Inc.	948,316	0.1
23,984	@,L	Lion Biotechnologies, Inc.	194,270	0.0
6,123	@	Loxo Oncology, Inc.	141,931	0.0
20,575	@	Luminex Corp.	416,232	0.1
12,797	@	MacroGenics, Inc.	345,391	0.1
11,183	@	Magellan Health Services, Inc.	735,506	0.1
140,682	@	MannKind Corp.	163,191	0.0
19,666	@	Masimo Corp.	1,032,760	0.2
12,471	@	Medgenics, Inc.	69,214	0.0
28,063	@,L	Medicines Co.	943,759	0.1
15,738	@	MediciNova, Inc.	118,822	0.0
24,335	@	Medidata Solutions, Inc.	1,140,581	0.2
21,377		Meridian Bioscience, Inc.	416,852	0.1
17,038	@	Merit Medical Systems, Inc.	337,864	0.1
50,986	@,L	Merrimack Pharmaceuticals, Inc.	274,815	0.1
50,152	@	MiMedx Group Inc.	400,213	0.1
7,598	@	Minerva Neurosciences, Inc.	77,576	0.0
5,184	@,L	Mirati Therapeutics, Inc.	28,305	0.0
17,270	@	Molina Healthcare, Inc.	861,773	0.1
26,950	@	Momenta Pharmaceuticals, Inc.	291,060	0.1
5,958	@	MyoKardia, Inc.	73,879	0.0
29,890	@	Myriad Genetics, Inc.	914,634	0.1

See Accompanying Notes to Financial Statements

78

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
7,065	@	NanoString Technologies, Inc.	89,019	0.0
12,451	@	Natera, Inc.	150,221	0.0
5,070		National Healthcare Corp.	328,232	0.1
15,508	@	Natus Medical, Inc.	586,202	0.1
58,848	@,L	Nektar Therapeutics	837,407	0.1
17,282	@	Neogen Corp.	972,113	0.1
25,412	@	NeoGenomics, Inc.	204,312	0.0
6,274	@,L	Neos Therapeutics, Inc.	58,223	0.0
10,071	@	Nevro Corp.	742,837	0.1
9,355	@	NewLink Genetics Corp.	105,337	0.0
26,206	@	Nobilis Health Corp.	58,439	0.0
116,631	@,L	Novavax, Inc.	847,907	0.1
22,386	@,L	Novocure Ltd.	261,245	0.0
20,850	@	NuVasive, Inc.	1,245,162	0.2
30,044	@	NxStage Medical, Inc.	651,354	0.1
10,866	@,L	Ocular Therapeutix, Inc.	53,787	0.0
15,996	@,L	Omeros Corp.	168,278	0.0
17,420	@	Omnicell, Inc.	596,287	0.1
8,652	@,L	OncoMed Pharmaceuticals, Inc.	106,506	0.0
12,695	@	Ophthotech Corp.	647,826	0.1
35,261	@	OraSure Technologies, Inc.	208,393	0.0
43,807	@,L	Organovo Holdings, Inc.	162,962	0.0
8,878	@	Orthofix International NV	376,427	0.1
9,459	L	Osiris Therapeutics, Inc.	48,146	0.0
10,688	@	Otonomy, Inc.	169,725	0.0
15,549	@,L	OvaScience, Inc.	81,010	0.0
24,579		Owens & Minor, Inc.	918,763	0.1
11,500	@	Oxford Immunotec Global PLC	103,500	0.0
38,043	@,L	Pacific Biosciences of California, Inc.	267,633	0.0
16,240	@,L	Pacira Pharmaceuticals, Inc./DE	547,775	0.1
6,658	@,L	Paratek Pharmaceuticals, Inc.	92,613	0.0
23,447	@	Parexel International Corp.	1,474,347	0.2
71,377		PDL BioPharma, Inc.	224,124	0.0
11,164	@,L	Penumbra, Inc.	664,258	0.1
9,254	@	Pfenex, Inc.	77,456	0.0
15,364	@	PharMerica Corp.	378,876	0.1
7,291		Phibro Animal Health Corp.	136,050	0.0
20,704	@	Portola Pharmaceuticals, Inc.	488,614	0.1
9,661	@	PRA Health Sciences, Inc.	403,443	0.1
8,632	@	Press Ganey Holdings, Inc.	339,669	0.1
31,737	@,L	Progenics Pharmaceuticals, Inc.	133,930	0.0
3,908	@,L	Proteostasis Therapeutics, Inc.	47,404	0.0
14,789	@,L	Prothena Corp. PLC	517,023	0.1
6,813	@	Providence Service Corp.	305,767	0.1
14,593	@,L	PTC Therapeutics, Inc.	102,443	0.0
10,633	@,L	Puma Biotechnology, Inc.	316,757	0.1
20,850		Quality Systems, Inc.	248,324	0.0
13,264	@	Quidel Corp.	236,895	0.0
13,715	@	Quorum Health Corp.	146,888	0.0
13,869	@,L	Radius Health, Inc.	509,686	0.1
18,180	@	RadNet, Inc.	97,081	0.0
38,504	@	Raptor Pharmaceutical Corp.	206,766	0.0
9,529	@	REGENXBIO, Inc.	76,232	0.0
18,011	@,L	Regulus Therapeutics, Inc.	52,052	0.0
16,669	@,L	Relypsa, Inc.	308,377	0.1
14,286	@	Repligen Corp.	390,865	0.1
16,014	@,L	Retrophin, Inc.	285,209	0.1
9,121	@	Revance Therapeutics, Inc.	124,046	0.0
41,161	@	Rigel Pharmaceuticals, Inc.	91,789	0.0
24,337	@,L	Rockwell Medical Technologies, Inc.	184,231	0.0
35,891	@	RTI Biologics, Inc.	128,849	0.0
11,389	@	Sage Therapeutics, Inc.	343,151	0.1
10,505	@	Sagent Pharmaceuticals, Inc.	157,365	0.0
30,539	@	Sangamo Biosciences, Inc.	176,821	0.0
18,231	@,L	Sarepta Therapeutics, Inc.	347,665	0.1
27,703	@	Sciclone Pharmaceuticals, Inc.	361,801	0.1
40,668	@	Select Medical Holdings Corp.	442,061	0.1
7,772	@,L	Seres Therapeutics, Inc.	225,777	0.0
14,911	@,L	Sorrento Therapeutics, Inc.	83,502	0.0
7,250	@	Spark Therapeutics Inc.	370,693	0.1
19,487	@,L	Spectranetics Corp.	364,602	0.1
32,791	@	Spectrum Pharmaceuticals, Inc.	215,437	0.0
18,835	@,L	Staar Surgical Co.	103,781	0.0
8,376	@	Stemline Therapeutics Inc.	56,706	0.0
10,934	@	Sucampo Pharmaceuticals, Inc.	119,946	0.0
20,431	@	Supernus Pharmaceuticals, Inc.	416,179	0.1
8,416	@	Surgery Partners, Inc.	150,646	0.0
10,258	@	Surgical Care Affiliates, Inc.	488,999	0.1
8,943	@	SurModics, Inc.	209,982	0.0
73,347	@,L	Synergy Pharmaceuticals, Inc.	278,719	0.1
38,251	@	Synthetic Biologics, Inc.	68,852	0.0
31,104	@	Team Health Holdings, Inc.	1,265,000	0.2
9,040	@	Teladoc Inc.	144,821	0.0
20,108	@	Teligent, Inc.	143,571	0.0
10,634	@,L	Tesaro, Inc.	893,788	0.1
17,479	@,L	Tetraphase Pharmaceuticals, Inc.	75,160	0.0
14,870	@,L	TG Therapeutics, Inc.	90,112	0.0
65,264	@,L	TherapeuticsMD, Inc.	554,744	0.1
14,883	@,L	Theravance Biopharma, Inc.	337,695	0.1
20,791	@	Trevena, Inc.	130,983	0.0
12,570	@	Triple-S Management Corp.	307,085	0.1
42,590	@	Trius Therapeutics, Inc. - CVR	–	–
13,104	@,L	Trovagene, Inc.	59,361	0.0
16,514	@	Ultragenyx Pharmaceutical, Inc.	807,700	0.1

See Accompanying Notes to Financial Statements

79

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
25,820		Universal American Corp./NY	195,716	0.0
4,388		US Physical Therapy, Inc.	264,201	0.0
18,817	@,L	Vanda Pharmaceuticals, Inc.	210,562	0.0
9,821	@	Vascular Solutions, Inc.	409,143	0.1
9,039	@	Veracyte, Inc.	45,466	0.0
11,866	@	Versartis, Inc.	131,238	0.0
12,101	@	Vitae Pharmaceuticals, Inc.	130,570	0.0
11,533	@,L	Vital Therapies, Inc.	71,505	0.0
14,164	@	Vocera Communications, Inc.	182,007	0.0
5,630	@	Voyager Therapeutics, Inc.	61,874	0.0
3,830	@,L	WaVe Life Sciences Ltd.	79,243	0.0
42,348	@	Wright Medical Group NV	735,585	0.1
7,857	@,L	XBiotech, Inc.	164,368	0.0
15,462	@	Xencor, Inc.	293,623	0.1
30,042	@	Xenoport, Inc.	211,496	0.0
11,162	@,L	Zafgen, Inc.	66,860	0.0
15,034	@,L	Zeltiq Aesthetics, Inc.	410,879	0.1
49,869	@,L	ZIOPHARM Oncology, Inc.	273,781	0.1
12,461	@	Zogenix, Inc.	100,311	0.0
			94,930,750	13.3

		Industrials: 13.8%
18,622		AAON, Inc.	512,291	0.1
14,311		AAR Corp.	334,019	0.0
22,399		ABM Industries, Inc.	817,116	0.1
23,813		Acacia Research - Acacia Technologies	104,777	0.0
47,416	@	ACCO Brands Corp.	489,807	0.1
12,357		Aceto Corp.	270,495	0.0
24,626		Actuant Corp.	556,794	0.1
13,106		Advanced Drainage Systems, Inc.	358,711	0.1
17,794	@	Advisory Board Co.	629,730	0.1
21,430	@	Aegion Corp.	418,099	0.1
31,734	@	Aerojet Rocketdyne Holdings, Inc.	580,098	0.1
9,760	@	Aerovironment, Inc.	271,328	0.0
32,822	@	Air Transport Services Group, Inc.	425,373	0.1
27,964		Aircastle Ltd.	546,976	0.1
5,200		Alamo Group, Inc.	343,044	0.1
13,398		Albany International Corp.	534,982	0.1
5,293		Allegiant Travel Co.	801,889	0.1
14,411		Altra Industrial Motion Corp.	388,809	0.1
2,960		American Railcar Industries, Inc.	116,831	0.0
4,524		American Science & Engineering, Inc.	169,243	0.0
6,428	@	American Woodmark Corp.	426,691	0.1
12,792		Apogee Enterprises, Inc.	592,909	0.1
16,163		Applied Industrial Technologies, Inc.	729,598	0.1
6,394	@,L	Aqua Metals, Inc.	75,225	0.0
12,727		ArcBest Corp.	206,814	0.0
7,371		Argan, Inc.	307,518	0.0
11,325	@	Armstrong Flooring, Inc.	191,959	0.0
9,121		Astec Industries, Inc.	512,144	0.1
8,955	@	Astronics Corp.	297,843	0.0
11,464	@	Atlas Air Worldwide Holdings, Inc.	474,839	0.1
11,895		AZZ, Inc.	713,462	0.1
19,462	@	Babcock & Wilcox Enterprises, Inc.	285,897	0.0
21,828		Barnes Group, Inc.	722,943	0.1
4,172		Barrett Business Services, Inc.	172,387	0.0
23,502	@	Beacon Roofing Supply, Inc.	1,068,636	0.2
22,822	@	BMC Stock Holdings, Inc.	406,688	0.1
21,546		Brady Corp.	658,446	0.1
19,509		Briggs & Stratton Corp.	413,201	0.1
21,758		Brink's Co.	619,885	0.1
33,554	@	Builders FirstSource, Inc.	377,482	0.1
11,800	@	CAI International, Inc.	88,500	0.0
26,407	@	CBIZ, Inc.	274,897	0.0
13,820		CEB, Inc.	852,418	0.1
12,713		Ceco Environmental Corp.	111,112	0.0
13,670		Celadon Group, Inc.	111,684	0.0
14,283	@	Chart Industries, Inc.	344,649	0.1
8,312		CIRCOR International, Inc.	473,701	0.1
19,045		Clarcor, Inc.	1,158,507	0.2
12,085		Columbus McKinnon Corp.	171,003	0.0
15,870		Comfort Systems USA, Inc.	516,886	0.1
12,853	@	Continental Building Products, Inc.	285,722	0.0
6,474	@	Covenant Transportation Group, Inc.	116,985	0.0
7,409	@	CSW Industrials, Inc.	241,607	0.0
9,168		Cubic Corp.	368,187	0.1
18,970		Curtiss-Wright Corp.	1,598,222	0.2
19,227		Deluxe Corp.	1,276,096	0.2
33,249	@	DigitalGlobe, Inc.	711,196	0.1
13,513		Douglas Dynamics, Inc.	347,689	0.1
5,069	@	DXP Enterprises, Inc.	75,680	0.0
13,541	@	Dycom Industries, Inc.	1,215,440	0.2
12,508	@	Echo Global Logistics, Inc.	280,429	0.0
21,108	@	Eclipse Resouces Corp	70,501	0.0
24,649		EMCOR Group, Inc.	1,214,210	0.2
10,592		Encore Wire Corp.	394,870	0.1
6,935	@,L	Energous Corp.	89,808	0.0
15,708	@,L	Energy Recovery, Inc.	139,644	0.0
13,628	@,L	Enernoc, Inc.	86,129	0.0
19,136		EnerSys	1,138,018	0.2
8,320	@	Engility Holdings, Inc.	175,718	0.0
14,152		Ennis, Inc.	271,435	0.0
10,689		EnPro Industries, Inc.	474,485	0.1
13,205		ESCO Technologies, Inc.	527,408	0.1
17,502		Essendant, Inc.	534,861	0.1
11,989	@	Esterline Technologies Corp.	743,798	0.1
13,127		Exponent, Inc.	766,748	0.1
29,294		Federal Signal Corp.	377,307	0.1
14,612		Forward Air Corp.	650,672	0.1
22,081		Franklin Electric Co., Inc.	729,777	0.1

See Accompanying Notes to Financial Statements

80

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,715	@	FTI Consulting, Inc.	720,646	0.1
11,594	@,L	FuelCell Energy, Inc.	72,115	0.0
8,853		G&K Services, Inc.	677,874	0.1
14,434	L	GATX Corp.	634,663	0.1
30,020	@,L	Generac Holdings, Inc.	1,049,499	0.1
20,250		General Cable Corp.	257,377	0.0
14,023	@	Gibraltar Industries, Inc.	442,706	0.1
7,248		Global Brass & Copper Holdings, Inc.	197,798	0.0
9,134		Gorman-Rupp Co.	250,363	0.0
5,189		Graham Corp.	95,581	0.0
16,570		Granite Construction, Inc.	754,763	0.1
41,440	@	Great Lakes Dredge & Dock Corp.	180,678	0.0
11,363	L	Greenbrier Cos., Inc.	331,004	0.0
17,245		Griffon Corp.	290,751	0.0
16,013		H&E Equipment Services, Inc.	304,727	0.0
31,405		Harsco Corp.	208,529	0.0
21,336	@	Hawaiian Holdings, Inc.	809,915	0.1
15,569	@,L	HC2 Holdings, Inc.	66,947	0.0
28,766		Healthcare Services Group, Inc.	1,190,337	0.2
19,986		Heartland Express, Inc.	347,557	0.1
11,963		Heidrick & Struggles International, Inc.	201,935	0.0
22,457		Herman Miller, Inc.	671,240	0.1
25,894		Hillenbrand, Inc.	777,856	0.1
19,418		HNI, Corp.	902,743	0.1
14,530	@	HUB Group, Inc.	557,516	0.1
10,086	@	Huron Consulting Group, Inc.	609,396	0.1
3,956		Hyster-Yale Materials Handling, Inc.	235,342	0.0
3,750	@	Hyster-Yale Materials Handling, Inc. - B shares	223,087	0.0
9,299	@	ICF International, Inc.	380,329	0.1
24,258	@	Innerworkings, Inc.	200,614	0.0
8,019		Insperity, Inc.	619,307	0.1
9,653		Insteel Industries, Inc.	275,979	0.0
28,821		Interface, Inc.	439,520	0.1
12,803		John Bean Technologies Corp.	783,800	0.1
39,661		Joy Global, Inc.	838,434	0.1
6,844		Kadant, Inc.	352,534	0.1
13,130		Kaman Corp.	558,288	0.1
10,996		Kelly Services, Inc.	208,594	0.0
28,066		Kennametal, Inc.	620,539	0.1
14,742	@,L	Keyw Holding Corp.	146,535	0.0
13,405		Kforce, Inc.	226,410	0.0
16,667		Kimball International, Inc.	189,670	0.0
20,629	@	KLX, Inc.	639,499	0.1
24,610		Knight Transportation, Inc.	654,134	0.1
23,389		Knoll, Inc.	567,885	0.1
22,595		Korn/Ferry International	467,716	0.1
25,749	@,L	Kratos Defense & Security Solutions, Inc.	105,571	0.0
6,009	L	Lindsay Manufacturing Co.	407,771	0.1
5,862	@	Lydall, Inc.	226,039	0.0
53,443	L	Manitowoc Co., Inc.	291,264	0.0
10,645		Marten Transport Ltd.	210,771	0.0
11,972	@	Masonite International Corp.	791,828	0.1
27,868	@	Mastec, Inc.	622,014	0.1
19,149		Matson, Inc.	618,321	0.1
14,316		Matthews International Corp.	796,542	0.1
13,467		McGrath Rentcorp	411,956	0.1
44,119	@	Meritor, Inc.	317,657	0.0
6,665		Miller Industries, Inc.	137,232	0.0
6,676	@	Mistras Group, Inc.	159,356	0.0
20,901		Mobile Mini, Inc.	724,011	0.1
15,454	@	Moog, Inc.	833,280	0.1
42,834	@	MRC Global, Inc.	608,671	0.1
13,227		MSA Safety, Inc.	694,814	0.1
20,969		Mueller Industries, Inc.	668,492	0.1
73,284		Mueller Water Products, Inc.	836,903	0.1
6,343		Multi-Color Corp.	402,146	0.1
13,078	@	MYR Group, Inc./Delaware	314,918	0.0
2,786		National Presto Industries, Inc.	262,859	0.0
27,020	@	Navigant Consulting, Inc.	436,373	0.1
20,510	@,L	Navistar International Corp.	239,762	0.0
9,339	@	NCI Building Systems, Inc.	149,331	0.0
10,185		NN, Inc.	142,488	0.0
5,120	@	Nortek, Inc.	303,667	0.0
42,288	@	NOW, Inc./DE	767,104	0.1
22,446	@	On Assignment, Inc.	829,380	0.1
14,724	@	Orion Group Holdings, Inc.	78,184	0.0
4,259		Park-Ohio Holdings Corp.	120,445	0.0
5,995	@	Patrick Industries, Inc.	361,439	0.1
23,691	@	PGT, Inc.	244,017	0.0
85,868	@	Plug Power, Inc.	159,714	0.0
5,440		Powell Industries, Inc.	214,010	0.0
18,117		Primoris Services Corp.	342,955	0.0
9,900	@	Proto Labs, Inc.	569,844	0.1
10,636		Quad/Graphics, Inc.	247,712	0.0
18,281		Quanex Building Products Corp.	339,844	0.0
23,778	@	Radiant Logistics, Inc.	71,334	0.0
17,535		Raven Industries, Inc.	332,113	0.0
10,827	@	RBC Bearings, Inc.	784,958	0.1
23,476		Resources Connection, Inc.	346,975	0.1
38,636	@	Rexnord Corp.	758,425	0.1
15,000	@	Roadrunner Transportation Systems, Inc.	111,900	0.0
20,600	@	RPX Corp.	188,902	0.0
17,130	@	Rush Enterprises, Inc. - Class A	369,152	0.1
10,528	@	Saia, Inc.	264,674	0.0
17,823	@,L	Scorpio Bulkers, Inc.	49,726	0.0
158,603	@,L	Seadrill LTD	513,874	0.1
15,864		Simpson Manufacturing Co., Inc.	634,084	0.1
5,978	@	SiteOne Landscape Supply, Inc.	203,192	0.0
19,923		Skywest, Inc.	527,163	0.1
11,040	@	SP Plus Corp.	249,283	0.0
16,735		SPX Corp.	248,515	0.0
13,670	@	SPX FLOW, Inc.	356,377	0.1

See Accompanying Notes to Financial Statements

81

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,298		Standex International Corp.	437,774	0.1
32,297		Steelcase, Inc.	438,270	0.1
10,132		Sun Hydraulics Corp.	300,819	0.0
29,008	@,L	Sunrun, Inc.	172,017	0.0
6,462		Supreme Industries, Inc.	88,529	0.0
35,519	@,L	Swift Transportation Co.	547,348	0.1
15,174		TAL International Group, Inc.	203,483	0.0
23,737	@,L	Taser International, Inc.	590,577	0.1
16,250	@	Team, Inc.	403,488	0.1
13,780	@	Teledyne Technologies, Inc.	1,364,909	0.2
8,657		Tennant Co.	466,353	0.1
23,868		Tetra Tech, Inc.	733,822	0.1
9,409	L	Textainer Group Holdings Ltd.	104,816	0.0
17,256	@	Thermon Group Holdings, Inc.	331,488	0.0
21,964		Titan International, Inc.	136,177	0.0
10,091	@	Titan Machinery, Inc.	112,515	0.0
14,204	@	Trex Co., Inc.	638,044	0.1
19,721	@	Trimas Corp.	354,978	0.1
17,486	@	TriNet Group, Inc.	363,534	0.1
19,270		Triumph Group, Inc.	684,085	0.1
19,342	@	TrueBlue, Inc.	365,951	0.1
16,140	@	Tutor Perini Corp.	380,097	0.1
5,824		Unifirst Corp.	673,953	0.1
15,256	@	Univar, Inc.	288,491	0.0
7,675		Universal Forest Products, Inc.	711,396	0.1
10,848		US Ecology, Inc.	498,466	0.1
4,667	@	Vectrus, Inc.	132,963	0.0
4,212	@	Veritiv Corp.	158,287	0.0
13,677		Viad Corp.	423,987	0.1
9,600	@	Virgin America, Inc.	539,616	0.1
2,425		VSE Corp.	161,990	0.0
27,718	@	Wabash National Corp.	352,019	0.1
15,843	@	WageWorks, Inc.	947,570	0.1
11,429		Watts Water Technologies, Inc.	665,854	0.1
16,184		Werner Enterprises, Inc.	371,746	0.1
20,633	@	Wesco Aircraft Holdings, Inc.	276,895	0.0
18,371		West Corp.	361,174	0.1
26,178		Woodward, Inc.	1,508,900	0.2
41,125	@,L	XPO Logistics, Inc.	1,079,943	0.2
14,568	@	YRC Worldwide, Inc.	128,198	0.0
			98,663,564	13.8

		Information Technology: 16.9%
45,121	@,L	3D Systems Corp.	617,707	0.1
18,832	@	A10 Networks, Inc.	121,843	0.0
2,904	@	Acacia Communications, Inc.	115,986	0.0
50,525	@	ACI Worldwide, Inc.	985,743	0.1
34,676	@	Acxiom Corp.	762,525	0.1
22,811		Adtran, Inc.	425,425	0.1
16,988	@	Advanced Energy Industries, Inc.	644,865	0.1
281,106	@	Advanced Micro Devices, Inc.	1,444,885	0.2
14,337	@	Aerohive Networks, Inc.	94,911	0.0
10,559	@	Agilysys, Inc.	110,553	0.0
9,130	@	Alpha & Omega Semiconductor Ltd.	127,181	0.0
13,498	@,L	Ambarella Inc	685,833	0.1
20,027		American Software, Inc.	209,883	0.0
34,656	@	Amkor Technology, Inc.	199,272	0.0
19,423	@	Angie's List, Inc.	126,444	0.0
11,426	@	Anixter International, Inc.	608,777	0.1
6,795	@	Apigee Corp.	83,035	0.0
37,036	@	Applied Micro Circuits Corp.	237,771	0.0
9,348	@,L	Applied Optoelectronics, Inc.	104,230	0.0
34,747	@	Aspen Technology, Inc.	1,398,219	0.2
15,775	@	AVG Technologies	299,567	0.0
16,483	@	Avid Technology, Inc.	95,766	0.0
11,000		AVX Corp.	149,380	0.0
6,739		Badger Meter, Inc.	492,149	0.1
29,611	@	Bankrate, Inc.	221,490	0.0
9,637	@	Barracuda Networks, Inc.	145,904	0.0
33,605	@,L	Bazaarvoice, Inc.	134,756	0.0
18,987		Belden, Inc.	1,146,245	0.2
21,411	@	Benchmark Electronics, Inc.	452,843	0.1
5,122	@,L	Benefitfocus, Inc.	195,251	0.0
10,080		Black Box Corp.	131,846	0.0
20,716		Blackbaud, Inc.	1,406,616	0.2
23,303	@	Blackhawk Network Holdings, Inc.	780,417	0.1
19,329	@	Blucora, Inc.	200,248	0.0
17,861	@	Bottomline Technologies de, Inc.	384,547	0.1
17,669	@,L	Box, Inc.	182,697	0.0
18,467	@	Brightcove, Inc.	162,510	0.0
13,368	@	BroadSoft, Inc.	548,489	0.1
31,276		Brooks Automation, Inc.	350,917	0.1
12,377		Cabot Microelectronics Corp.	524,042	0.1
9,694	@	CACI International, Inc.	876,435	0.1
17,355	@	CalAmp Corp.	257,028	0.0
26,837	@	Calix, Inc.	185,444	0.0
25,602	@	Callidus Software, Inc.	511,528	0.1
18,189	@	Cardtronics, Inc.	724,104	0.1
7,023		Cass Information Systems, Inc.	363,089	0.1
23,054	@	Cavium, Inc.	889,884	0.1
12,961	@	Ceva, Inc.	352,150	0.1
9,253	@	ChannelAdvisor Corp.	134,076	0.0
36,255	@,L	Chegg, Inc.	181,275	0.0
57,120	@	Ciena Corp.	1,071,000	0.2
12,322	@,L	Cimpress NV	1,139,539	0.2
26,992	@	Cirrus Logic, Inc.	1,047,020	0.2
6,028	@	Clearfield, Inc.	107,841	0.0
10,202	@	Coherent, Inc.	936,340	0.1
15,820		Cohu, Inc.	171,647	0.0
18,055	@	Commvault Systems, Inc.	779,795	0.1
22,038	@	comScore, Inc.	526,267	0.1
7,024		Comtech Telecommunications	90,188	0.0
39,513		Convergys Corp.	987,825	0.1
23,943	@	Cornerstone OnDemand, Inc.	911,271	0.1
18,521	@	Cray, Inc.	554,148	0.1
13,566		CSG Systems International	546,845	0.1
18,501		CTS Corp.	331,538	0.1
12,041	@	Cvent, Inc.	430,105	0.1
20,462		Daktronics, Inc.	127,888	0.0
15,939	@	Demandware, Inc.	1,193,831	0.2

See Accompanying Notes to Financial Statements

82

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,424	@	DHI Group, Inc.	114,782	0.0
24,067		Diebold, Inc.	597,584	0.1
13,291	@	Digi International, Inc.	142,612	0.0
3,767	@,L	Digimarc Corp.	120,393	0.0
16,484	@	Diodes, Inc.	309,734	0.1
14,999	@	DSP Group, Inc.	159,139	0.0
9,798	@	DTS, Inc.	259,157	0.0
51,413		EarthLink Holdings Corp.	329,043	0.1
6,074	@	Eastman Kodak Co.	97,670	0.0
10,918		Ebix, Inc.	522,972	0.1
11,030		Electro Rent Corp.	169,972	0.0
20,105	@	Electronics for Imaging, Inc.	865,319	0.1
12,816	@	Ellie Mae, Inc.	1,174,586	0.2
25,983	@,L	Endurance International Group Holdings, Inc.	233,587	0.0
63,351	@	Entegris, Inc.	916,689	0.1
20,832	@	EPAM Systems, Inc.	1,339,706	0.2
18,265		EPIQ Systems, Inc.	266,669	0.0
2,939	@	ePlus, Inc.	240,381	0.0
26,669		EVERTEC, Inc.	414,436	0.1
9,443	@	Exa Corp.	136,451	0.0
19,590	@	Exar Corp.	157,700	0.0
15,661	@	ExlService Holdings, Inc.	820,793	0.1
48,110	@	Extreme Networks, Inc.	163,093	0.0
17,311	@	Fabrinet	642,584	0.1
12,811		Fair Isaac Corp.	1,447,771	0.2
47,852	@	Fairchild Semiconductor International, Inc.	949,862	0.1
8,467	@	Faro Technologies, Inc.	286,439	0.0
45,616	@	Finisar Corp.	798,736	0.1
14,075	@	Five9, Inc.	167,493	0.0
16,915	@	FleetMatics Group PLC	732,927	0.1
32,961	@	Formfactor, Inc.	296,318	0.0
7,518		Forrester Research, Inc.	277,114	0.0
13,339	@	Gigamon, Inc.	498,745	0.1
20,388	@,L	Global Eagle Entertainment, Inc.	135,376	0.0
10,932	@,L	Globant SA	430,174	0.1
47,783	@,L	Glu Mobile, Inc.	105,123	0.0
25,314	@,L	Gogo, Inc.	212,384	0.0
34,062	@,L	GrubHub, Inc.	1,058,306	0.2
11,596	@	GTT Communications, Inc.	214,294	0.0
8,961		Hackett Group, Inc./The	124,289	0.0
49,490	@	Harmonic, Inc.	141,047	0.0
17,645	@	Hortonworks, Inc.	188,625	0.0
11,966	@	HubSpot, Inc.	519,564	0.1
25,606	@	II-VI, Inc.	480,369	0.1
17,717	@,L	Immersion Corp.	130,043	0.0
12,180	@	Imperva, Inc.	523,862	0.1
30,613	@	inContact, Inc.	423,990	0.1
57,530	@	Infinera Corp.	648,938	0.1
25,394	@	Infoblox, Inc.	476,391	0.1
17,583	@	Inphi Corp.	563,184	0.1
16,372	@	Insight Enterprises, Inc.	425,672	0.1
5,482	@	Instructure, Inc.	104,158	0.0
58,466	@	Integrated Device Technology, Inc.	1,176,921	0.2
7,784	@	Interactive Intelligence Group	319,066	0.1
14,670		InterDigital, Inc.	816,826	0.1
49,915		Intersil Corp.	675,849	0.1
20,961	@	IntraLinks Holdings, Inc.	136,247	0.0
30,648	@	InvenSense, Inc.	187,872	0.0
15,924	@	Itron, Inc.	686,324	0.1
27,015	@	Ixia	265,287	0.0
10,843		IXYS Corp.	111,141	0.0
20,274		j2 Global, Inc.	1,280,709	0.2
30,833	@	Jive Software, Inc.	115,932	0.0
14,491	@	Kimball Electronics, Inc.	180,413	0.0
36,782	@,L	Knowles Corp.	503,178	0.1
34,554	@	Kopin Corp.	76,710	0.0
52,589	@	Lattice Semiconductor Corp.	281,351	0.0
141,765	@	LendingClub Corp.	609,590	0.1
37,445	@	Lionbridge Technologies	147,908	0.0
11,166	@	Liquidity Services, Inc.	87,541	0.0
9,313		Littelfuse, Inc.	1,100,703	0.2
31,696	@	LivePerson, Inc.	200,953	0.0
10,865	@	LogMeIn, Inc.	689,167	0.1
5,282	@	Loral Space & Communications, Inc.	186,296	0.0
22,270	@	Lumentum Holdings, Inc.	538,934	0.1
8,991	@	MACOM Technology Solutions Holdings, Inc.	296,523	0.0
10,700		Mantech International Corp.	404,674	0.1
20,566		Marchex, Inc.	65,400	0.0
17,457	@	Marketo, Inc.	607,853	0.1
28,398		MAXIMUS, Inc.	1,572,397	0.2
23,038	@	MaxLinear, Inc.	414,223	0.1
19,042	@	MeetMe, Inc.	101,494	0.0
40,382		Mentor Graphics Corp.	858,521	0.1
21,849	@	Mercury Computer Systems, Inc.	543,166	0.1
1,314		Mesa Laboratories, Inc.	161,622	0.0
16,412		Methode Electronics, Inc.	561,783	0.1
45,228	@	Microsemi Corp.	1,478,051	0.2
3,594	@	MicroStrategy, Inc.	629,022	0.1
6,532	@	MINDBODY, Inc.	105,426	0.0
14,545	@	Mitek Systems, Inc.	103,415	0.0
22,432		MKS Instruments, Inc.	965,922	0.1
26,888	@,L	MobileIron, Inc.	82,008	0.0
13,048	@	Model N, Inc.	174,191	0.0
12,316	@	MoneyGram International, Inc.	84,365	0.0
15,767		Monolithic Power Systems, Inc.	1,077,201	0.2
20,019		Monotype Imaging Holdings, Inc.	493,068	0.1
43,061	@	Monster Worldwide, Inc.	102,916	0.0
7,644		MTS Systems Corp.	335,113	0.1
8,875	@	Nanometrics, Inc.	184,511	0.0
13,720	@	NeoPhotonics Corp.	130,752	0.0
13,311	@	Netgear, Inc.	632,805	0.1
40,222	@	Netscout Systems, Inc.	894,940	0.1
21,907	@,L	NeuStar, Inc.	515,034	0.1
8,265	@	New Relic, Inc.	242,826	0.0
30,700		NIC, Inc.	673,558	0.1
26,878	@	Nimble Storage, Inc.	213,949	0.0
24,636	@	Novanta, Inc.	373,235	0.1
3,107		NVE Corp.	182,226	0.0
45,463	@,L	Oclaro, Inc.	221,859	0.0
8,263	@	OSI Systems, Inc.	480,328	0.1
11,510		Park Electrochemical Corp.	167,240	0.0
18,535	@	Paycom Software, Inc.	800,897	0.1
8,979	@	Paylocity Holding Corp.	387,893	0.1
18,763	@	PDF Solutions, Inc.	262,494	0.0
17,000		Pegasystems, Inc.	458,150	0.1

See Accompanying Notes to Financial Statements

83

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
19,816	@	Perficient, Inc.	402,463	0.1
33,287	@	Photronics, Inc.	296,587	0.0
22,607	@	Planet Payment, Inc.	101,505	0.0
14,466		Plantronics, Inc.	636,504	0.1
14,667	@	Plexus Corp.	633,614	0.1
54,980	@	Polycom, Inc.	618,525	0.1
12,494		Power Integrations, Inc.	625,575	0.1
22,189	@	Progress Software Corp.	609,310	0.1
17,381	@	Proofpoint, Inc.	1,096,567	0.2
11,409	@	PROS Holdings, Inc.	198,859	0.0
26,209	@,L	Pure Storage, Inc.	285,678	0.0
10,316	@	Q2 Holdings, Inc.	289,054	0.0
38,796	@	QLIK Technologies, Inc.	1,147,586	0.2
38,696	@	QLogic Corp.	570,379	0.1
10,888	@	Qualys, Inc.	324,571	0.1
24,364	@	QuinStreet, Inc.	86,492	0.0
27,696	@	Quotient Technology, Inc.	371,403	0.1
50,955	@	Rambus, Inc.	615,536	0.1
7,999	@	Rapid7, Inc.	100,627	0.0
22,849	@	RealPage, Inc.	510,218	0.1
13,716	@	Rofin-Sinar Technologies, Inc.	438,089	0.1
8,459	@	Rogers Corp.	516,845	0.1
34,629	@	Rovi Corp.	541,598	0.1
16,063	@	Rubicon Project, Inc.	219,260	0.0
17,030	@	Rudolph Technologies, Inc.	264,476	0.0
32,826	@	Sanmina Corp.	880,065	0.1
13,034	@	Scansource, Inc.	483,692	0.1
18,958		Science Applications International Corp.	1,106,199	0.2
17,764	@	SciQuest, Inc.	313,712	0.1
27,866	@	Semtech Corp.	664,883	0.1
29,852	@,L	ServiceSource International, Inc.	120,304	0.0
37,798	@	ShoreTel, Inc.	252,869	0.0
15,638	@	Sigma Designs, Inc.	100,552	0.0
19,775	@	Silicon Graphics International Corp.	99,468	0.0
17,053	@	Silicon Laboratories, Inc.	831,163	0.1
17,030	@	Silver Spring Networks, Inc.	206,915	0.0
27,357	@	Sonus Networks, Inc.	237,732	0.0
7,624	@	SPS Commerce, Inc.	462,014	0.1
6,740	@	Stamps.com, Inc.	589,211	0.1
21,499	@	Stratasys Ltd.	492,112	0.1
16,108	@	Super Micro Computer, Inc.	400,284	0.1
18,710	@	SYKES Enterprises, Inc.	541,842	0.1
15,822	@	Synaptics, Inc.	850,433	0.1
16,860	@	Synchronoss Technologies, Inc.	537,160	0.1
11,601		SYNNEX Corp.	1,100,007	0.2
13,972	@	Syntel, Inc.	632,373	0.1
34,966	@	Take-Two Interactive Software, Inc.	1,325,911	0.2
21,033	@	Tangoe, Inc.	162,375	0.0
13,729	@	Tech Data Corp.	986,429	0.1
10,161		TeleTech Holdings, Inc.	275,668	0.0
21,109		Tessera Technologies, Inc.	646,780	0.1
48,305	@	Tivo, Inc.	478,220	0.1
24,457	@,L	TrueCar, Inc.	191,987	0.0
28,434	@	TTM Technologies, Inc.	214,108	0.0
11,576	@	TubeMogul, Inc.	137,754	0.0
13,345	@,L	Ubiquiti Networks, Inc.	515,918	0.1
13,845	@	Ultratech, Inc.	318,020	0.1
22,868	@	Unisys Corp.	166,479	0.0
17,999	@	Universal Display Corp.	1,220,332	0.2
4,094	@	Varonis Systems, Inc.	98,338	0.0
12,950	@	Vasco Data Security Intl.	212,251	0.0
18,256	@	Veeco Instruments, Inc.	302,319	0.0
25,344	@	Verint Systems, Inc.	839,647	0.1
18,435	@,L	Viasat, Inc.	1,316,259	0.2
92,659	@	Viavi Solutions, Inc.	614,329	0.1
26,200	@,L	VirnetX Holding Corp.	104,800	0.0
13,866	@	Virtusa Corp.	400,450	0.1
45,717		Vishay Intertechnology, Inc.	566,434	0.1
7,452	@	Vishay Precision Group, Inc.	100,006	0.0
20,031	@	Web.com Group, Inc.	364,164	0.1
15,839	@	WebMD Health Corp.	920,404	0.1
10,216	@	Xactly Corp.	130,867	0.0
27,579	@	Xcerra Corp.	158,579	0.0
19,390	@	XO Group, Inc.	337,968	0.1
13,293	@	Xura, Inc.	324,748	0.1
33,932	@,L	Zendesk, Inc.	895,126	0.1
39,724	@	Zix Corp.	148,965	0.0
			120,391,030	16.9

		Materials: 4.6%
13,872		A Schulman, Inc.	338,754	0.1
2,058		AEP Industries, Inc.	165,587	0.0
97,997	@,L	AK Steel Holding Corp.	456,666	0.1
43,790	L	Allegheny Technologies, Inc.	558,322	0.1
13,761		American Vanguard Corp.	207,929	0.0
31,488		Axiall Corp.	1,026,824	0.1
13,626		Balchem Corp.	812,791	0.1
15,765	@	Boise Cascade Co.	361,807	0.1
9,101	@	Caesarstone Ltd.	316,351	0.0
27,819		Calgon Carbon Corp.	365,820	0.1
19,879		Carpenter Technology Corp.	654,615	0.1
18,984	@	Century Aluminum Co.	120,169	0.0
2,872		Chase Corp.	169,649	0.0
78,155		Chemours Co.	643,997	0.1
27,529	@	Chemtura Corp.	726,215	0.1
8,053	@	Clearwater Paper Corp.	526,425	0.1
75,452	@,L	Cliffs Natural Resources, Inc.	427,813	0.1
66,317	@	Coeur d'Alene Mines Corp.	706,939	0.1
46,723		Commercial Metals Co.	789,619	0.1
6,339		Deltic Timber Corp.	425,537	0.1
33,835	@	Ferro Corp.	452,712	0.1
30,512		Ferroglobe PLC	262,708	0.0
24,838	@,L	Flotek Industries, Inc.	327,862	0.1
29,559	@	GCP Applied Technologies, Inc.	769,716	0.1
9,176		Greif, Inc. - Class A	341,989	0.1
2,867	L	Greif, Inc.	156,968	0.0
6,410		Hawkins, Inc.	278,258	0.0
6,644		Haynes International, Inc.	213,139	0.0
20,817		HB Fuller Co.	915,740	0.1
34,932	@	Headwaters, Inc.	626,680	0.1
189,828		Hecla Mining Co.	968,123	0.1
17,482	@	Ingevity Corp.	595,087	0.1
9,882		Innophos Holdings, Inc.	417,119	0.1
9,913		Innospec, Inc.	455,899	0.1

See Accompanying Notes to Financial Statements

84

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
7,218		Kaiser Aluminum Corp.	652,579	0.1
36,502		KapStone Paper and Packaging Corp.	474,891	0.1
5,755		KMG Chemicals, Inc.	149,572	0.0
9,399	@	Koppers Holdings, Inc.	288,831	0.0
16,893	@	Kraton Performance Polymers, Inc.	471,821	0.1
20,076	@	Landec Corp.	216,018	0.0
59,324	@	Louisiana-Pacific Corp.	1,029,271	0.1
11,370	@,L	LSB Industries, Inc.	137,350	0.0
8,875		Materion Corp.	219,745	0.0
15,240		Minerals Technologies, Inc.	865,632	0.1
12,057		Myers Industries, Inc.	173,621	0.0
6,664		Neenah Paper, Inc.	482,274	0.1
70,581		Olin Corp.	1,753,232	0.2
3,689		Olympic Steel, Inc.	100,747	0.0
28,112	@	Omnova Solutions, Inc.	203,812	0.0
18,379		PH Glatfelter Co.	359,493	0.1
36,402		PolyOne Corp.	1,282,806	0.2
5,802		Quaker Chemical Corp.	517,538	0.1
20,779		Rayonier Advanced Materials, Inc.	282,387	0.0
13,633	@,L	Real Industry, Inc.	105,928	0.0
4,908	@	Ryerson Holding Corp.	85,890	0.0
13,661		Schnitzer Steel Industries, Inc.	240,434	0.0
13,909		Schweitzer-Mauduit International, Inc.	490,710	0.1
19,417		Sensient Technologies Corp.	1,379,384	0.2
7,849		Stepan Co.	467,251	0.1
55,703	@	Stillwater Mining Co	660,638	0.1
23,104	@	Summit Materials, Inc.	472,708	0.1
36,627		SunCoke Energy, Inc.	213,169	0.0
46,323	@,L	TerraVia Holdings, Inc.	121,366	0.0
17,066	L	TimkenSteel Corp.	164,175	0.0
13,047		Tredegar Corp.	210,318	0.0
12,022	@	Trinseo SA	516,104	0.1
29,247		Tronox Ltd. - CL A	128,979	0.0
7,037	@	US Concrete Inc.	428,624	0.1
21,222		Worthington Industries, Inc.	897,691	0.1
14,979	@	Zagg, Inc.	78,640	0.0
			32,907,458	4.6

		Telecommunication Services: 1.1%
44,046	@	8x8, Inc.	643,512	0.1
4,425		ATN International, Inc.	344,309	0.1
18,949	@	Boingo Wireless, Inc.	169,025	0.0
117,413	@	Cincinnati Bell, Inc.	536,577	0.1
19,925		Cogent Communications Group, Inc.	798,196	0.1
21,100	L	Consolidated Communications Holdings, Inc.	574,764	0.1
12,379	@	Fairpoint Communications, Inc.	181,724	0.0
23,224	@	General Communication, Inc.	366,939	0.1
176,262	@,L	Globalstar, Inc.	213,277	0.0
14,556		Inteliquent, Inc.	289,519	0.0
12,181	@,L	Intelsat SA	31,427	0.0
38,208	@,L	Iridium Communications, Inc.	339,287	0.1
40,289	@	Leap Wireless International, Inc. - CVR	136,983	0.0
11,903	@	Lumos Networks Corp.	144,026	0.0
24,035	@	NII Holdings, Inc.	76,431	0.0
23,071	@	Orbcomm, Inc.	229,557	0.0
5,646	@,L	pdvWireless, Inc.	120,768	0.0
6,386		Reis, Inc.	159,011	0.0
23,421	@	RingCentral, Inc.	461,862	0.1
21,350		Shenandoah Telecom Co.	833,931	0.1
13,328		Spok Holdings, Inc.	255,431	0.0
4,546	@,L	Straight Path Communications, Inc.	125,788	0.0
84,317	@	Vonage Holdings Corp.	514,334	0.1
39,462		Windstream Holdings, Inc.	365,813	0.1
			7,912,491	1.1

		Utilities: 4.2%
19,356		Allete, Inc.	1,250,978	0.2
18,656		American States Water Co.	817,506	0.1
65,637		Atlantic Power Corp.	162,780	0.0
25,535	L	Atlantica Yield plc	474,440	0.1
28,900		Avista Corp.	1,294,720	0.2
20,796		Black Hills Corp.	1,310,980	0.2
22,615		California Water Service Group	789,942	0.1
7,230		Chesapeake Utilities Corp.	478,481	0.1
5,241		Connecticut Water Service, Inc.	294,544	0.0
53,152	@,L	Dynegy, Inc.	916,341	0.1
20,575		El Paso Electric Co.	972,580	0.1
21,011		Empire District Electric Co.	713,744	0.1
8,507		Genie Energy Ltd	57,592	0.0
21,043		Idacorp, Inc.	1,711,848	0.2
18,670		MGE Energy, Inc.	1,055,135	0.2
7,321		Middlesex Water Co.	317,585	0.0
38,853		New Jersey Resources Corp.	1,497,783	0.2
11,816		Northwest Natural Gas Co.	765,913	0.1
20,473		NorthWestern Corp.	1,291,232	0.2
15,799	L	NRG Yield, Inc. - Class A	240,461	0.0
24,367		NRG Yield, Inc. - Class C	379,882	0.1
20,903		ONE Gas, Inc.	1,391,931	0.2
14,307		Ormat Technologies, Inc.	626,074	0.1
18,383		Otter Tail Corp.	615,647	0.1
22,648		Pattern Energy Group, Inc.	520,225	0.1
34,377		PNM Resources, Inc.	1,218,321	0.2
34,142		Portland General Electric Co.	1,506,345	0.2
9,130		SJW Corp.	359,539	0.1
33,163		South Jersey Industries, Inc.	1,048,614	0.1
21,421		Southwest Gas Corp.	1,686,047	0.2
2,615		Spark Energy, Inc.	86,426	0.0
19,018		Spire, Inc.	1,347,235	0.2
35,778	@	Talen Energy Corp.	484,792	0.1
42,169		TerraForm Global, Inc.	137,471	0.0
37,747	L	TerraForm Power, Inc.	411,442	0.1
6,811		Unitil Corp.	290,625	0.0
8,981	@,L	Vivint Solar, Inc.	27,572	0.0

See Accompanying Notes to Financial Statements

85

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
20,642	WGL Holdings, Inc.	1,461,247	0.2
7,348	York Water Co.	235,430	0.0
		30,249,450	4.2

	Total Common Stock (Cost $522,943,854)	708,531,297	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
	Securities Lending Collateralcc: 8.3%
14,014,277	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $14,014,431, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $14,294,563, due 08/15/16-11/15/45)	14,014,277	2.0
14,014,277	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $14,014,457, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $14,294,562, due 07/15/16-09/20/65)	14,014,277	2.0
13,400,117	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $13,400,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,668,119, due 07/07/16-02/01/49)	13,400,117	1.9
14,014,277	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $14,014,450, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $14,294,563, due 03/15/18-09/09/49)	14,014,277	1.9
3,563,894	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $3,563,941, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,663,999, due 04/15/18-01/15/29)	3,563,894	0.5
		59,006,842	8.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
8,150,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $8,150,000)	8,150,000	1.1

	Total Short-Term Investments (Cost $67,156,842)	67,156,842	9.4

	Total Investments in Securities (Cost $590,100,696)	$775,688,139	108.5
	Liabilities in Excess of Other Assets	(60,696,564)	(8.5)
	Net Assets	$714,991,575	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $591,663,323.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$251,108,373
Gross Unrealized Depreciation	(67,083,557)

Net Unrealized Appreciation	$184,024,816

See Accompanying Notes to Financial Statements

86

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.5%
		Basic Materials: 1.1%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	1,020,070	0.0
500,000		Agrium, Inc., 4.125%, 03/15/35	484,667	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	753,509	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	509,750	0.0
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,363,302	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,914,082	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	505,410	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	830,898	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	500,387	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	391,846	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,732,305	0.1
500,000		Dow Chemical Co., 4.250%, 10/01/34	517,975	0.0
500,000		Dow Chemical Co., 4.625%, 10/01/44	536,904	0.0
1,782,000		Dow Chemical Co., 8.550%, 05/15/19	2,119,990	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,091,679	0.1
400,000		Eastman Chemical Co., 4.650%, 10/15/44	412,178	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	821,844	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,497,488	0.1
250,000		Goldcorp, Inc., 3.625%, 06/09/21	257,830	0.0
400,000		International Paper Co., 3.650%, 06/15/24	423,873	0.0
750,000		International Paper Co., 3.800%, 01/15/26	789,012	0.0
500,000		International Paper Co., 5.150%, 05/15/46	541,856	0.0
750,000		International Paper Co., 5.000%, 09/15/35	815,298	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/23	536,373	0.0
250,000		Monsanto Co., 2.125%, 07/15/19	252,897	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	989,327	0.0
400,000		Monsanto Co., 2.750%, 07/15/21	411,459	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	868,331	0.0
500,000		Monsanto Co., 3.950%, 04/15/45	465,144	0.0
250,000		Monsanto Co., 4.200%, 07/15/34	251,312	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	277,399	0.0
–		Newmont Mining Corp., 3.500%, 03/15/22	–	–
500,000		Newmont Mining Corp., 5.875%, 04/01/35	529,005	0.0
1,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	1,182,522	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	1,028,614	0.0
500,000		Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	526,316	0.0
1,039,000		RPM International, Inc., 3.450%, 11/15/22	1,061,547	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	601,256	0.0
3,000,000	L	Southern Copper Corp., 5.375%, 04/16/20	3,256,299	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/45	235,772	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/40	363,246	0.0
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,187,975	0.1
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	1,808,375	0.1
			38,665,322	1.1

		Communications: 3.3%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/44	278,271	0.0
3,550,000		21st Century Fox America, Inc., 6.150%, 03/01/37	4,436,882	0.1
300,000		Amazon.com, Inc., 1.200%, 11/29/17	301,172	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	309,861	0.0
4,000,000		America Movil SAB de CV, 5.000%, 03/30/20	4,440,084	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	300,589	0.0
500,000		AT&T, Inc., 1.750%, 01/15/18	502,916	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	758,273	0.0
1,000,000		AT&T, Inc., 2.450%, 06/30/20	1,021,997	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/25	1,025,295	0.0
500,000		AT&T, Inc., 3.600%, 02/17/23	524,135	0.0
2,000,000		AT&T, Inc., 4.500%, 05/15/35	2,050,112	0.1
2,250,000		AT&T, Inc., 4.750%, 05/15/46	2,315,335	0.1
250,000		AT&T, Inc., 5.650%, 02/15/47	287,100	0.0
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,385,650	0.2
3,120,000		AT&T, Inc., 6.000%, 08/15/40	3,658,181	0.1

See Accompanying Notes to Financial Statements

87

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		British Telecommunications PLC, 1.250%, 02/14/17	500,208	0.0
500,000		British Telecommunications PLC, 2.350%, 02/14/19	511,065	0.0
300,000		CBS Corp., 2.300%, 08/15/19	304,839	0.0
300,000		CBS Corp., 3.700%, 08/15/24	313,965	0.0
250,000		CBS Corp., 4.000%, 01/15/26	267,493	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,177,628	0.1
250,000		CBS Corp., 4.600%, 01/15/45	248,922	0.0
300,000		CBS Corp., 4.900%, 08/15/44	305,588	0.0
500,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	545,929	0.0
500,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	539,035	0.0
1,000,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,199,015	0.1
1,000,000		Cisco Systems, Inc., 1.100%, 03/03/17	1,002,579	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,027,460	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/21	1,030,976	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,062,868	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,122,534	0.1
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,970,158	0.1
500,000		Comcast Corp., 3.375%, 02/15/25	540,214	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,372,917	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	829,652	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	827,812	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,132,405	0.1
1,000,000		Comcast Corp., 4.600%, 08/15/45	1,152,676	0.1
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,149,738	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	466,806	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	739,710	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,935,137	0.1
250,000		eBay, Inc., 1.350%, 07/15/17	250,544	0.0
300,000		eBay, Inc., 2.875%, 08/01/21	310,201	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	307,306	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	211,620	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,679,545	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,106,417	0.0
300,000		Juniper Networks, Inc., 3.125%, 02/26/19	308,746	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	530,681	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	307,591	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/24	98,018	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,534,115	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	526,711	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	558,862	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,596,048	0.1
250,000		Orange SA, 2.750%, 02/06/19	257,786	0.0
500,000		Orange SA, 5.500%, 02/06/44	632,258	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,623,750	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	283,943	0.0
500,000		Scripps Networks Interactive, Inc., 3.500%, 06/15/22	518,970	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	263,422	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,083,453	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	770,423	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	773,420	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,284,372	0.1
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	794,849	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	936,068	0.0
400,000		Time Warner Cable, Inc., 5.350%, 12/15/43	460,292	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,254,614	0.2
500,000		Time Warner, Inc., 2.100%, 06/01/19	508,762	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	532,318	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	527,991	0.0
1,500,000		Time Warner, Inc., 4.875%, 03/15/20	1,667,762	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,449,996	0.1

See Accompanying Notes to Financial Statements

88

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	500,057	0.0
500,000		Verizon Communications, Inc., 2.550%, 06/17/19	518,387	0.0
776,000		Verizon Communications, Inc., 2.625%, 02/21/20	803,343	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	536,354	0.0
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/34	1,707,567	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/48	679,478	0.0
3,000,000		Verizon Communications, Inc., 4.500%, 09/15/20	3,334,161	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	3,213,036	0.1
4,636,000		Verizon Communications, Inc., 4.862%, 08/21/46	5,083,513	0.2
133,000		Verizon Communications, Inc., 5.012%, 08/21/54	141,858	0.0
1,250,000		Verizon Communications, Inc., 5.050%, 03/15/34	1,392,200	0.1
400,000		Viacom, Inc., 2.200%, 04/01/19	402,045	0.0
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,515,565	0.1
1,000,000		Viacom, Inc., 2.500%, 09/01/18	1,014,424	0.0
1,000,000		Viacom, Inc., 3.250%, 03/15/23	985,410	0.0
400,000		Viacom, Inc., 3.875%, 04/01/24	408,492	0.0
200,000		Viacom, Inc., 4.850%, 12/15/34	187,106	0.0
400,000		Viacom, Inc., 5.250%, 04/01/44	376,384	0.0
500,000		Vodafone Group PLC, 1.500%, 02/19/18	499,936	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	505,070	0.0
1,000,000		Vodafone Group PLC, 6.150%, 02/27/37	1,169,559	0.1
300,000		Walt Disney Co., 1.100%, 12/01/17	301,408	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	310,473	0.0
400,000		Walt Disney Co., 3.000%, 02/13/26	431,089	0.0
300,000		Walt Disney Co., 4.125%, 06/01/44	341,809	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,120,626	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,058,374	0.0
			115,361,760	3.3

		Consumer, Cyclical: 2.1%
250,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	258,480	0.0
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	503,014	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	509,789	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	779,110	0.0
400,000		BorgWarner, Inc., 4.375%, 03/15/45	416,414	0.0
400,000		Coach, Inc., 4.250%, 04/01/25	409,368	0.0
1,703,245		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	1,948,086	0.1
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	301,858	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	307,371	0.0
100,000		CVS Caremark Corp., 1.200%, 12/05/16	100,169	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	255,878	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	774,984	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	277,008	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	250,813	0.0
250,000	L	CVS Health Corp., 2.250%, 08/12/19	256,932	0.0
500,000		CVS Health Corp., 2.800%, 07/20/20	520,926	0.0
250,000		CVS Health Corp., 3.375%, 08/12/24	266,280	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/22	1,078,262	0.1
443,000		CVS Health Corp., 3.875%, 07/20/25	488,438	0.0
1,000,000		CVS Health Corp., 5.125%, 07/20/45	1,244,785	0.1
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	500,215	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	510,699	0.0
945,323		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,099,647	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	317,885	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,278,528	0.1
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/19	514,884	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	507,833	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	515,635	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	268,677	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,016,125	0.0

See Accompanying Notes to Financial Statements

89

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,088,930	0.1
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	669,947	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	810,016	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,492,802	0.1
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/19	504,636	0.0
750,000		General Motors Co., 6.600%, 04/01/36	862,912	0.0
750,000		General Motors Co., 6.750%, 04/01/46	893,303	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,022,178	0.0
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	1,004,028	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	1,089,638	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/23	755,988	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,585,698	0.2
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	506,798	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,000,543	0.0
500,000	#	Hyundai Capital America, 2.400%, 10/30/18	507,154	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,025,243	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,506,300	0.1
200,000		Johnson Controls, Inc., 1.400%, 11/02/17	200,692	0.0
400,000		Johnson Controls, Inc., 3.625%, 07/02/24	423,639	0.0
250,000		Johnson Controls, Inc., 4.625%, 07/02/44	265,288	0.0
500,000		Kohl's Corp., 4.250%, 07/17/25	502,510	0.0
1,000,000		Lowe's Cos, Inc., 1.625%, 04/15/17	1,005,870	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	669,658	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/23	476,549	0.0
532,000	L	Macy's Retail Holdings, Inc., 3.625%, 06/01/24	525,369	0.0
1,000,000		Macy's Retail Holdings, Inc., 3.875%, 01/15/22	1,029,441	0.1
500,000		Macy's Retail Holdings, Inc., 4.500%, 12/15/34	444,499	0.0
1,000,000		Marriott International, Inc., 3.000%, 03/01/19	1,032,588	0.1
500,000		Marriott International, Inc./MD, 2.300%, 01/15/22	502,533	0.0
500,000		Mattel, Inc., 1.700%, 03/15/18	501,161	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	508,247	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	504,072	0.0
1,000,000		McDonald's Corp., 2.100%, 12/07/18	1,023,976	0.0
1,000,000		McDonald's Corp., 2.750%, 12/09/20	1,045,175	0.1
500,000		McDonald's Corp., 3.700%, 01/30/26	541,566	0.0
400,000		McDonald's Corp., 4.600%, 05/26/45	448,615	0.0
500,000		McDonald's Corp., 4.700%, 12/09/35	566,157	0.0
325,000		McDonald's Corp., 6.300%, 10/15/37	432,661	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,319,528	0.1
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	302,534	0.0
300,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	303,343	0.0
250,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	257,126	0.0
250,000		Newell Rubbermaid, Inc., 3.150%, 04/01/21	260,755	0.0
250,000		Newell Rubbermaid, Inc., 3.850%, 04/01/23	265,589	0.0
250,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	271,469	0.0
250,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	289,776	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	403,243	0.0
250,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	253,128	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,497,267	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	530,694	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/22	323,502	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	255,636	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	506,406	0.0
400,000		Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	409,531	0.0
500,000		TJX Cos, Inc., 2.500%, 05/15/23	520,988	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/19	1,084,093	0.1
500,000		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/27	521,875	0.0
250,000		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/30	256,563	0.0
250,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	254,688	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	258,532	0.0

See Accompanying Notes to Financial Statements

90

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	262,504	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	257,552	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	265,452	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	263,338	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/46	267,914	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	269,436	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,097,032	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	4,221,675	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/25	319,928	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/24	217,465	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	1,062,199	0.1
			73,305,234	2.1

		Consumer, Non-cyclical: 4.2%
500,000		AbbVie, Inc., 1.800%, 05/14/18	503,756	0.0
500,000		AbbVie, Inc., 2.300%, 05/14/21	506,702	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/20	512,299	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/23	505,634	0.0
250,000		AbbVie, Inc., 3.200%, 11/06/22	258,902	0.0
500,000		AbbVie, Inc., 3.200%, 05/14/26	506,590	0.0
250,000		AbbVie, Inc., 3.600%, 05/14/25	262,452	0.0
500,000		AbbVie, Inc., 4.300%, 05/14/36	510,951	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/46	509,462	0.0
1,250,000		AbbVie, Inc., 4.500%, 05/14/35	1,308,044	0.1
250,000		AbbVie, Inc., 4.700%, 05/14/45	265,626	0.0
1,000,000		Actavis Funding SCS, 3.000%, 03/12/20	1,031,262	0.1
500,000		Actavis Funding SCS, 3.450%, 03/15/22	520,105	0.0
500,000		Actavis plc, 1.875%, 10/01/17	502,656	0.0
500,000		Actavis plc, 3.250%, 10/01/22	513,493	0.0
500,000		Actavis plc, 4.625%, 10/01/42	518,504	0.0
500,000		Aetna, Inc., 2.800%, 06/15/23	511,933	0.0
500,000		Aetna, Inc., 4.375%, 06/15/46	519,807	0.0
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,733,442	0.1
400,000		Aetna, Inc., 2.200%, 03/15/19	407,472	0.0
500,000		Aetna, Inc., 2.750%, 11/15/22	510,557	0.0
250,000		Aetna, Inc., 3.500%, 11/15/24	264,337	0.0
300,000		Aetna, Inc., 4.500%, 05/15/42	319,016	0.0
1,000,000		Aetna, Inc., 3.200%, 06/15/26	1,032,058	0.1
500,000		Allergan, Inc./United States, 2.800%, 03/15/23	498,088	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/23	524,924	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/42	329,101	0.0
1,156,000		Altria Group, Inc., 9.950%, 11/10/38	2,086,971	0.1
500,000		AmerisourceBergen Corp., 3.400%, 05/15/24	529,272	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/45	265,443	0.0
250,000		Amgen, Inc., 3.625%, 05/22/24	268,799	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,807,176	0.2
1,000,000		Amgen, Inc., 4.400%, 05/01/45	1,047,952	0.1
842,000	#	Amgen, Inc., 4.563%, 06/15/48	878,172	0.0
750,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	763,195	0.0
1,000,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,037,354	0.1
1,500,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,580,392	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,072,436	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	2,257,426	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,176,212	0.1
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	501,512	0.0
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	250,712	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,956,718	0.1
250,000		Anthem, Inc., 3.500%, 08/15/24	259,388	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/19	762,801	0.0
1,900,000		AstraZeneca PLC, 6.450%, 09/15/37	2,599,844	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	547,188	0.0
4,370,000		Becton Dickinson & Co., 3.125%, 11/08/21	4,591,332	0.2

See Accompanying Notes to Financial Statements

91

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000		Biogen, Inc., 6.875%, 03/01/18	2,177,670	0.1
400,000		Boston Scientific Corp., 2.850%, 05/15/20	414,792	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/22	415,496	0.0
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,502,130	0.1
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	499,116	0.0
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	507,117	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	501,713	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	402,994	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/23	522,470	0.0
400,000		Cardinal Health, Inc., 3.750%, 09/15/25	436,218	0.0
500,000		Cardinal Health, Inc., 4.600%, 03/15/43	535,235	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/45	559,892	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	503,975	0.0
1,000,000		Celgene Corp., 2.300%, 08/15/18	1,018,867	0.1
250,000		Celgene Corp., 3.625%, 05/15/24	260,906	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,180,002	0.1
500,000		Celgene Corp., 4.625%, 05/15/44	517,249	0.0
1,000,000		Celgene Corp., 4.000%, 08/15/23	1,079,201	0.1
500,000		Celgene Corp., 5.000%, 08/15/45	553,223	0.0
3,000,000		Cigna Corp., 4.000%, 02/15/22	3,242,727	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,776,872	0.1
750,000		Clorox Co., 3.050%, 09/15/22	784,909	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,228,318	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	1,003,230	0.0
792,000		ConAgra Foods, Inc., 2.100%, 03/15/18	799,731	0.0
426,000		ConAgra Foods, Inc., 3.200%, 01/25/23	440,986	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	571,274	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	534,000	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	750,925	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	778,942	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	525,885	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	753,655	0.0
250,000		Dr Pepper Snapple Group, Inc., 3.400%, 11/15/25	266,325	0.0
350,000		Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45	387,797	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/45	534,364	0.0
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	509,840	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	538,543	0.0
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	311,383	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/27	501,661	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/23	501,488	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/46	501,652	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	407,086	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	258,634	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	381,302	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	809,049	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	358,574	0.0
500,000		Gilead Sciences, Inc., 3.250%, 09/01/22	532,955	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/26	283,225	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	218,694	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/46	284,574	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	396,491	0.0
1,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,005,208	0.1
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	525,237	0.0
500,000	#	HJ Heinz Co., 5.200%, 07/15/45	594,849	0.0
500,000	#	HJ Heinz Co., 5.000%, 07/15/35	575,565	0.0
250,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	265,688	0.0
3,550,000		Humana, Inc., 3.150%, 12/01/22	3,650,628	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,171,083	0.1
500,000		Kellogg Co., 3.250%, 04/01/26	515,306	0.0
551,000		Kellogg Co., 4.000%, 12/15/20	604,600	0.0
1,000,000		Kraft Heinz Foods Co., 2.250%, 06/05/17	1,009,470	0.1
3,266,000		Kraft Heinz Foods Co., 6.125%, 08/23/18	3,583,543	0.1
400,000		Kroger Co., 2.300%, 01/15/19	408,369	0.0
400,000		Kroger Co., 3.300%, 01/15/21	425,604	0.0
1,000,000		Kroger Co., 3.850%, 08/01/23	1,099,514	0.1
1,379,000		Kroger Co., 7.500%, 04/01/31	1,934,825	0.1

See Accompanying Notes to Financial Statements

92

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	503,688	0.0
250,000	Laboratory Corp. of America Holdings, 2.625%, 02/01/20	255,586	0.0
250,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	258,956	0.0
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/45	268,085	0.0
500,000	McKesson Corp., 1.400%, 03/15/18	501,074	0.0
500,000	McKesson Corp., 2.284%, 03/15/19	511,556	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	510,829	0.0
400,000	McKesson Corp., 3.796%, 03/15/24	433,963	0.0
300,000	McKesson Corp., 4.883%, 03/15/44	343,705	0.0
350,000	Mead Johnson Nutrition Co., 3.000%, 11/15/20	366,048	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/44	268,350	0.0
250,000	Medtronic, Inc., 4.625%, 03/15/44	292,906	0.0
250,000	Merck & Co., Inc., 1.850%, 02/10/20	255,384	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/45	263,477	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/43	1,129,798	0.1
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	561,349	0.0
1,000,000	Mondelez International, Inc., 4.000%, 02/01/24	1,095,858	0.1
250,000	Mylan, Inc./PA, 2.550%, 03/28/19	253,239	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	547,349	0.0
250,000	PepsiCo, Inc., 4.250%, 10/22/44	281,342	0.0
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,874,470	0.1
750,000	Pfizer, Inc., 3.400%, 05/15/24	821,873	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/43	1,125,185	0.1
2,000,000	Pfizer, Inc., 6.200%, 03/15/19	2,259,680	0.1
250,000	Philip Morris International, Inc., 1.250%, 11/09/17	250,961	0.0
500,000	Philip Morris International, Inc., 1.875%, 02/25/21	506,311	0.0
500,000	Philip Morris International, Inc., 2.125%, 05/10/23	502,402	0.0
500,000	Philip Morris International, Inc., 2.750%, 02/25/26	516,542	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/24	268,211	0.0
500,000	Philip Morris International, Inc., 4.250%, 11/10/44	550,984	0.0
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	693,339	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/35	610,708	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	327,975	0.0
3,000,000	Reynolds American, Inc., 8.125%, 06/23/19	3,559,206	0.1
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,688,161	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	516,162	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	534,959	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	1,000,670	0.0
500,000	Stryker Corp., 3.500%, 03/15/26	531,782	0.0
500,000	Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	509,928	0.0
150,000	Tyson Foods, Inc., 2.650%, 08/15/19	154,214	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	757,972	0.0
300,000	UnitedHealth Group, Inc., 2.300%, 12/15/19	309,929	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	514,486	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/21	316,254	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	521,084	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	525,265	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,160,378	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/35	291,085	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/45	303,437	0.0
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,078,584	0.1
500,000	Ventas Realty L.P., 3.750%, 05/01/24	523,713	0.0
400,000	Verisk Analytics, Inc., 5.500%, 06/15/45	413,094	0.0
250,000	WellPoint, Inc., 1.875%, 01/15/18	251,510	0.0
250,000	WellPoint, Inc., 2.250%, 08/15/19	252,416	0.0
1,000,000	WellPoint, Inc., 2.300%, 07/15/18	1,015,239	0.1
250,000	WellPoint, Inc., 4.650%, 08/15/44	267,489	0.0
500,000	Zoetis, Inc., 3.450%, 11/13/20	516,748	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/25	552,727	0.0
		145,037,989	4.2

	Energy: 2.6%
500,000	Anadarko Petroleum Corp., 3.450%, 07/15/24	489,784	0.0

See Accompanying Notes to Financial Statements

93

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,250,000		Anadarko Petroleum Corp., 4.500%, 07/15/44	2,075,742	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	713,198	0.0
543,000		Apache Corp., 3.250%, 04/15/22	557,020	0.0
500,000		Apache Corp., 4.250%, 01/15/44	486,245	0.0
1,000,000		Apache Corp., 4.750%, 04/15/43	1,032,622	0.1
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/24	246,420	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	526,420	0.0
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	1,003,705	0.1
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	1,011,415	0.1
500,000		BP Capital Markets PLC, 3.062%, 03/17/22	517,100	0.0
250,000		BP Capital Markets PLC, 3.119%, 05/04/26	254,643	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/24	263,838	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	536,414	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	247,222	0.0
500,000		Chevron Corp., 2.100%, 05/16/21	510,265	0.0
500,000		Chevron Corp., 2.954%, 05/16/26	516,946	0.0
500,000		Chevron Corp., 3.326%, 11/17/25	535,281	0.0
300,000		Chevron Corp., 1.104%, 12/05/17	300,744	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	305,380	0.0
500,000		Chevron Corp., 1.561%, 05/16/19	505,969	0.0
500,000		Chevron Corp., 2.566%, 05/16/23	511,191	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	500,598	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	497,408	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	761,209	0.0
500,000		CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	501,142	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	796,672	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	278,358	0.0
500,000		ConocoPhillips Co., 4.150%, 11/15/34	506,126	0.0
500,000		ConocoPhillips Co., 3.350%, 05/15/25	518,065	0.0
500,000		ConocoPhillips Co., 4.200%, 03/15/21	540,609	0.0
500,000	L	ConocoPhillips Co., 4.300%, 11/15/44	509,758	0.0
500,000		ConocoPhillips Co., 4.950%, 03/15/26	567,858	0.0
2,000,000		ConocoPhillips Co., 6.500%, 02/01/39	2,581,240	0.1
400,000	L	Devon Energy Corp., 3.250%, 05/15/22	388,479	0.0
1,750,000		Devon Energy Corp., 4.000%, 07/15/21	1,773,182	0.1
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	936,905	0.1
500,000		Devon Energy Corp., 5.850%, 12/15/25	552,787	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/25	453,600	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/24	239,744	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/44	217,483	0.0
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	479,988	0.0
500,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	507,993	0.0
800,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	832,882	0.0
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	1,906,583	0.1
400,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	328,152	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	524,556	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	104,533	0.0
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	106,065	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,894,183	0.1
300,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	301,467	0.0
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/21	517,223	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/27	531,733	0.0
400,000		EOG Resources, Inc., 2.450%, 04/01/20	406,013	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	1,946,166	0.1
500,000		EOG Resources, Inc., 3.900%, 04/01/35	503,201	0.0
250,000		EOG Resources, Inc., 4.150%, 01/15/26	275,704	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/23	522,738	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/26	530,051	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/46	564,241	0.0
1,000,000		Halliburton Co., 1.000%, 08/01/16	1,000,073	0.1

See Accompanying Notes to Financial Statements

94

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Halliburton Co., 2.000%, 08/01/18	503,767	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	519,617	0.0
500,000		Halliburton Co., 3.800%, 11/15/25	520,740	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	525,699	0.0
500,000		Halliburton Co., 4.850%, 11/15/35	543,424	0.0
1,500,000		Hess Corp., 5.600%, 02/15/41	1,518,449	0.1
1,350,000		Hess Corp., 8.125%, 02/15/19	1,505,346	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	502,197	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	490,529	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	404,248	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	396,347	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,133,592	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	679,788	0.0
300,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	303,371	0.0
500,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	513,116	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	477,341	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	509,980	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,437,669	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	678,011	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	454,170	0.0
250,000	L	Marathon Oil Corp., 3.850%, 06/01/25	230,214	0.0
1,000,000		Marathon Oil Corp., 5.200%, 06/01/45	874,088	0.1
400,000		Marathon Petroleum Corp., 4.750%, 09/15/44	342,641	0.0
300,000		Noble Energy, Inc., 3.900%, 11/15/24	305,435	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/44	708,008	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/45	279,671	0.0
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,498,401	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/43	1,066,587	0.1
250,000		Phillips 66, 4.650%, 11/15/34	267,458	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	523,874	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	276,644	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	270,075	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/25	758,975	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	214,435	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	752,403	0.0
500,000		Shell International Finance BV, 2.250%, 11/10/20	513,562	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/26	1,058,549	0.1
1,500,000		Shell International Finance BV, 4.125%, 05/11/35	1,621,725	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/45	271,735	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	612,741	0.0
250,000		Statoil ASA, 2.250%, 11/08/19	256,520	0.0
250,000		Statoil ASA, 2.750%, 11/10/21	261,619	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	520,664	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,824,545	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	493,953	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/21	527,508	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	464,256	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	1,980,200	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	514,589	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	500,243	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	520,179	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,884,475	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	510,240	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/34	2,107,710	0.1
1,000,000		TransCanada PipeLines Ltd., 7.625%, 01/15/39	1,410,387	0.1

See Accompanying Notes to Financial Statements

95

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	251,255	0.0
1,000,000		Valero Energy Corp., 6.625%, 06/15/37	1,097,114	0.1
400,000		Williams Partners L.P., 3.600%, 03/15/22	379,186	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	471,320	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/25	367,756	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/45	430,597	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	446,579	0.0
			89,337,849	2.6

		Financial: 8.0%
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/23	771,754	0.0
1,000,000	L	Chubb INA Holdings, Inc., 5.800%, 03/15/18	1,074,980	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,075,061	0.1
500,000		American International Group, Inc., 2.300%, 07/16/19	509,128	0.0
900,000		American International Group, Inc., 4.500%, 07/16/44	874,695	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,673,175	0.1
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	403,868	0.0
1,500,000		Allstate Corp., 3.150%, 06/15/23	1,597,842	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	6,911,802	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	507,859	0.0
500,000		American International Group, Inc., 3.300%, 03/01/21	521,781	0.0
250,000		American International Group, Inc., 4.700%, 07/10/35	259,416	0.0
500,000		American Tower Corp., 3.375%, 10/15/26	503,935	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	520,990	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	1,036,412	0.1
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,304,584	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	737,067	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	1,004,375	0.0
500,000		Aon PLC, 4.600%, 06/14/44	513,518	0.0
500,000		Aon PLC, 4.750%, 05/15/45	538,860	0.0
400,000		Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	435,383	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	508,860	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	515,347	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,171,751	0.1
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,007,246	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	513,003	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	4,124,136	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/26	1,036,581	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,018,542	0.0
1,500,000		Bank of America Corp., 3.950%, 04/21/25	1,527,939	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,073,399	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/26	1,039,800	0.1
500,000		Bank of America Corp., 4.000%, 04/01/24	534,764	0.0
2,000,000		Bank of America Corp., 4.450%, 03/03/26	2,097,028	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,726,107	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,203,065	0.1
1,000,000		Bank of America Corp., 2.625%, 04/19/21	1,016,414	0.0
1,000,000		Bank of Montreal, 1.300%, 07/15/16	1,000,196	0.0
1,000,000		Bank of Montreal, 1.400%, 09/11/17	1,005,246	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/21	518,509	0.0
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	1,003,712	0.0
1,000,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	1,006,110	0.0
1,000,000		Bank of New York Mellon Corp., 2.100%, 08/01/18	1,019,133	0.0
500,000		Bank of Nova Scotia, 1.375%, 12/18/17	501,692	0.0
1,000,000		Bank of Nova Scotia, 1.375%, 07/15/16	1,000,229	0.0
1,000,000		Bank of Nova Scotia, 1.850%, 04/14/20	1,013,813	0.0
500,000		Bank of Nova Scotia, 2.050%, 06/05/19	508,704	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/25	520,736	0.0
750,000		Barclays PLC, 2.875%, 06/08/20	740,636	0.0
750,000		Barclays PLC, 3.250%, 01/12/21	749,510	0.0
750,000		Barclays PLC, 4.375%, 01/12/26	759,862	0.0
250,000		Barclays PLC, 5.250%, 08/17/45	263,140	0.0

See Accompanying Notes to Financial Statements

96

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Barclays PLC, 5.200%, 05/12/26	507,256	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	1,005,571	0.0
250,000		BB&T Corp., 2.450%, 01/15/20	257,114	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,074,164	0.1
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	754,926	0.0
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,008,432	0.0
500,000		Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	510,158	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,090,749	0.1
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	758,884	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/19	560,238	0.0
250,000		BNP Paribas SA, 1.375%, 03/17/17	250,469	0.0
250,000		BNP Paribas SA, 2.450%, 03/17/19	255,409	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/23	520,635	0.0
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	5,155,794	0.2
500,000		Branch Banking & Trust Co., 3.625%, 09/16/25	539,169	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/26	441,337	0.0
500,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/23	506,118	0.0
550,000		Capital One Financial Corp., 2.350%, 08/17/18	558,098	0.0
500,000		Capital One Financial Corp., 2.450%, 04/24/19	509,197	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/25	505,839	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/24	522,739	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/25	515,252	0.0
1,000,000		Chubb Corp., 6.000%, 05/11/37	1,360,936	0.1
500,000		Citigroup, Inc., 2.500%, 07/29/19	509,690	0.0
2,000,000		Citigroup, Inc., 3.500%, 05/15/23	2,044,424	0.1
500,000		Citigroup, Inc., 3.750%, 06/16/24	527,379	0.0
750,000		Citigroup, Inc., 4.050%, 07/30/22	793,876	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/26	516,480	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/27	1,030,355	0.1
500,000		Citigroup, Inc., 4.400%, 06/10/25	522,858	0.0
500,000		Citigroup, Inc., 4.600%, 03/09/26	529,785	0.0
700,000		Citigroup, Inc., 4.000%, 08/05/24	721,120	0.0
2,000,000		Citigroup, Inc., 5.300%, 05/06/44	2,168,998	0.1
1,115,000		Citigroup, Inc., 8.125%, 07/15/39	1,745,534	0.1
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/21	505,446	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/22	1,062,558	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/26	320,093	0.0
500,000		Comerica Bank, 2.500%, 06/02/20	514,942	0.0
500,000		Comerica, Inc., 2.125%, 05/23/19	507,000	0.0
250,000		Comerica, Inc., 3.800%, 07/22/26	255,028	0.0
500,000		Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	504,628	0.0
250,000		Compass Bank, 2.750%, 09/29/19	247,079	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.250%, 01/14/19	509,815	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	517,883	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	523,491	0.0
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,013,009	0.0
1,000,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.450%, 04/16/21	1,009,892	0.0
1,000,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.800%, 06/09/23	999,524	0.0
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	5,812,873	0.2
1,000,000		Deutsche Bank AG/London, 3.700%, 05/30/24	996,171	0.0
750,000		Deutsche Bank AG, 2.950%, 08/20/20	744,202	0.0
500,000		Deutsche Bank AG, 2.850%, 05/10/19	500,823	0.0
500,000	L	Deutsche Bank AG, 3.125%, 01/13/21	499,941	0.0
500,000		Deutsche Bank AG, 3.375%, 05/12/21	502,332	0.0
400,000		Deutsche Bank AG, 4.100%, 01/13/26	398,219	0.0
800,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	812,480	0.0
500,000		Discover Bank/Greenwood DE, 3.100%, 06/04/20	511,910	0.0

See Accompanying Notes to Financial Statements

97

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Discover Bank/Greenwood DE, 3.200%, 08/09/21	509,337	0.0
400,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	419,420	0.0
500,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	529,524	0.0
500,000		Discover Financial Services, 3.950%, 11/06/24	513,576	0.0
500,000		EPR Properties, 4.500%, 04/01/25	496,967	0.0
500,000		ERP Operating L.P., 3.375%, 06/01/25	528,622	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/44	560,939	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,123,298	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/24	429,108	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/19	251,337	0.0
7,801,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	8,768,535	0.3
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	511,981	0.0
500,000		Goldman Sachs Group, Inc., 2.875%, 02/25/21	513,112	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,154,267	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 02/25/26	525,653	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/25	523,393	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,062,545	0.1
500,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	523,027	0.0
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	872,392	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,219,446	0.2
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,951,872	0.2
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,388,667	0.1
500,000		HCP, Inc., 2.625%, 02/01/20	504,445	0.0
250,000		HCP, Inc., 3.875%, 08/15/24	251,918	0.0
500,000		HCP, Inc., 4.000%, 06/01/25	505,237	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	511,645	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	538,066	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	756,925	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/21	412,479	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/26	318,689	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,120,341	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	998,443	0.0
250,000		HSBC USA, Inc., 2.250%, 06/23/19	251,829	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/24	257,193	0.0
1,000,000		Huntington National Bank, 1.350%, 08/02/16	1,000,072	0.0
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,019,652	0.0
500,000		Jefferies Group LLC, 5.125%, 04/13/18	523,196	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	946,894	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,507,623	0.1
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/20	1,031,092	0.1
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,531,831	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/24	518,222	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/26	1,062,348	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/27	1,064,836	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,455,220	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	9,271,275	0.3
750,000		JPMorgan Chase & Co., 2.700%, 05/18/23	758,429	0.0
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	754,525	0.0
500,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	510,948	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/26	508,070	0.0
1,000,000		KFW, 1.625%, 03/15/21	1,019,606	0.0
2,000,000		KFW, 1.875%, 11/30/20	2,060,310	0.1
400,000		Kilroy Realty L.P., 4.250%, 08/15/29	424,458	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/25	270,548	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,611,089	0.1
500,000		Lloyds Bank PLC, 3.500%, 05/14/25	514,592	0.0
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/26	507,542	0.0
250,000		Loews Corp., 3.750%, 04/01/26	265,466	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/19	255,365	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/26	536,107	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/46	586,072	0.0
1,000,000		Markel Corp., 3.625%, 03/30/23	1,035,224	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	416,596	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	513,456	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/25	1,051,067	0.1

See Accompanying Notes to Financial Statements

98

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		MetLife, Inc., 3.600%, 04/10/24	528,093	0.0
500,000		MetLife, Inc., 4.050%, 03/01/45	494,150	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	399,432	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	320,498	0.0
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,516,368	0.1
1,000,000		Morgan Stanley, 2.500%, 04/21/21	1,011,706	0.0
500,000		Morgan Stanley, 3.700%, 10/23/24	524,198	0.0
500,000		Morgan Stanley, 3.875%, 01/27/26	533,403	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,041,323	0.1
500,000		Morgan Stanley, 4.350%, 09/08/26	524,410	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	877,356	0.0
10,500,000		Morgan Stanley, 6.625%, 04/01/18	11,388,342	0.3
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	508,345	0.0
500,000		National Australia Bank Ltd/New York, 1.300%, 07/25/16	500,186	0.0
500,000		National Retail Properties, Inc., 3.900%, 06/15/24	528,250	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/25	319,078	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	258,055	0.0
1,000,000		National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/46	1,025,791	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/22	309,359	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	279,577	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	1,010,892	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	505,847	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	1,019,564	0.0
500,000	+	PNC Financial Services Group, Inc., 2.854%, 11/09/22	519,745	0.0
500,000		PNC Funding Corp., 3.300%, 03/08/22	532,226	0.0
500,000		PNC Bank NA, 3.250%, 06/01/25	532,109	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	551,182	0.0
300,000		Principal Financial Group, Inc., 1.850%, 11/15/17	301,743	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	304,424	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,040,036	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	1,014,974	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,037,802	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/20	1,029,692	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/25	1,110,028	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	1,118,291	0.1
500,000		ProLogis L.P., 2.750%, 02/15/19	514,172	0.0
500,000		ProLogis L.P., 4.250%, 08/15/23	554,685	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	464,549	0.0
500,000		Prudential Financial, Inc., 5.375%, 05/15/45	506,250	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,696,101	0.2
400,000		Realty Income Corp., 3.875%, 07/15/24	421,000	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	321,773	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/21	1,030,479	0.1
750,000		Royal Bank of Canada, 1.500%, 01/16/18	753,272	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/26	536,277	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/26	509,785	0.0
750,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	752,366	0.0
500,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	494,221	0.0
400,000		Santander Issuances SAU, 5.179%, 11/19/25	400,536	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/21	752,610	0.0
500,000		Santander UK PLC, 2.500%, 03/14/19	505,342	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/19	251,193	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/24	255,110	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,071,334	0.1
500,000	L	Simon Property Group L.P., 4.250%, 10/01/44	541,268	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,553,432	0.1
500,000		State Street Corp., 3.550%, 08/18/25	544,644	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	503,983	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/19	255,593	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/21	518,298	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	505,385	0.0

See Accompanying Notes to Financial Statements

99

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
250,000		Synchrony Financial, 3.750%, 08/15/21	259,304	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	255,117	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	311,128	0.0
250,000		Synchrony Financial, 4.500%, 07/23/25	259,702	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,294,351	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/19	717,591	0.0
500,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	509,035	0.0
500,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	510,595	0.0
500,000		Unum Group, 3.000%, 05/15/21	512,890	0.0
750,000		US Bancorp, 2.950%, 07/15/22	781,217	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,064,559	0.1
500,000		US Bancorp, 5.125%, 12/29/49	515,000	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	510,749	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	620,987	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/25	256,847	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/26	538,623	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/20	1,134,081	0.1
1,000,000		Visa, Inc., 2.800%, 12/14/22	1,056,046	0.1
500,000		Visa, Inc., 3.150%, 12/14/25	535,470	0.0
500,000		Visa, Inc., 4.150%, 12/14/35	566,953	0.0
500,000		Visa, Inc., 4.300%, 12/14/45	578,523	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/27	540,365	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	1,036,031	0.1
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,946,048	0.3
500,000		Wells Fargo & Co., 4.900%, 11/17/45	548,856	0.0
3,983,000		Wells Fargo & Co., 5.606%, 01/15/44	4,782,277	0.2
500,000		Welltower, Inc., 2.250%, 03/15/18	505,344	0.0
500,000		Welltower, Inc., 4.000%, 06/01/25	526,711	0.0
1,000,000		Westpac Banking Corp., 1.600%, 01/12/18	1,005,757	0.0
500,000		Westpac Banking Corp., 2.000%, 08/14/17	504,988	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,093,996	0.1
400,000		XLIT Ltd., 2.300%, 12/15/18	404,358	0.0
			276,799,608	8.0

		Industrial: 1.9%
500,000		3M Co., 2.000%, 06/26/22	512,705	0.0
200,000		3M Co., 3.875%, 06/15/44	222,397	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,340,574	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	1,060,548	0.1
398,000		Agilent Technologies, Inc., 6.500%, 11/01/17	421,139	0.0
400,000		Arrow Electronics, Inc., 3.500%, 04/01/22	410,461	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/19	836,472	0.0
500,000		Boeing Co., 3.300%, 03/01/35	509,773	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	589,875	0.0
500,000		Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	526,483	0.0
1,000,000		Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	1,084,567	0.1
500,000		Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	557,616	0.0
500,000		Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	560,965	0.0
400,000		Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	478,716	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	1,016,879	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/45	868,848	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/35	859,086	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	1,003,962	0.1
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	300,990	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/23	308,223	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	553,641	0.0
300,000		Caterpillar, Inc., 1.500%, 06/26/17	301,825	0.0
1,500,000		Caterpillar, Inc., 2.600%, 06/26/22	1,548,436	0.1
250,000		Caterpillar, Inc., 3.400%, 05/15/24	269,062	0.0
250,000	L	Caterpillar, Inc., 4.300%, 05/15/44	276,370	0.0

See Accompanying Notes to Financial Statements

100

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
750,000		Corning, Inc., 1.450%, 11/15/17	749,863	0.0
500,000		CSX Corp., 3.950%, 05/01/50	503,199	0.0
1,000,000		CSX Corp., 4.100%, 03/15/44	1,073,525	0.1
1,000,000		CSX Corp., 4.400%, 03/01/43	1,113,025	0.1
1,580,000		Cummins, Inc., 7.125%, 03/01/28	2,194,160	0.1
1,010,000		Dover Corp., 4.300%, 03/01/21	1,119,365	0.1
250,000		FedEx Corp., 2.300%, 02/01/20	256,192	0.0
200,000		FedEx Corp., 3.875%, 08/01/42	197,243	0.0
500,000		FedEx Corp., 4.750%, 11/15/45	559,884	0.0
500,000		General Dynamics Corp., 1.000%, 11/15/17	501,897	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	511,626	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	530,590	0.0
430,000		General Electric Capital Corp., 5.875%, 01/14/38	583,085	0.0
500,000		General Electric Co., 2.700%, 10/09/22	525,276	0.0
879,000		General Electric Co., 5.250%, 12/06/17	932,083	0.0
1,861,000		General Electric Co., 6.750%, 03/15/32	2,617,215	0.1
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,381,451	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/24	548,528	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	539,259	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	254,280	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	269,310	0.0
500,000	L	John Deere Capital Corp., 1.950%, 01/08/19	511,273	0.0
750,000		John Deere Capital Corp., 2.800%, 03/04/21	787,981	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/24	539,263	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	503,071	0.0
800,000		L-3 Communications Corp., 4.950%, 02/15/21	875,818	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/20	516,330	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/23	527,948	0.0
1,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	1,067,513	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/26	1,093,154	0.1
250,000		Lockheed Martin Corp., 3.600%, 03/01/35	254,426	0.0
500,000		Lockheed Martin Corp., 4.500%, 05/15/36	560,277	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/46	590,855	0.0
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	2,073,342	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/45	553,694	0.0
1,000,000		Norfolk Southern Corp., 4.800%, 08/15/43	1,172,117	0.1
500,000		Northrop Grumman Corp., 3.850%, 04/15/45	527,002	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/24	207,028	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/34	281,259	0.0
3,800,000		Raytheon Co., 3.125%, 10/15/20	4,076,207	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,314,502	0.1
500,000		Roper Industries, Inc., 1.850%, 11/15/17	503,279	0.0
1,250,000		Roper Industries, Inc., 2.050%, 10/01/18	1,265,869	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/19	508,825	0.0
500,000		Ryder System, Inc., 2.500%, 03/01/17	503,423	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	355,391	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/20	506,511	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	317,219	0.0
750,000		Textron, Inc., 3.650%, 03/01/21	787,865	0.0
500,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	503,484	0.0
250,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	254,506	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	416,934	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	273,393	0.0
250,000		Tyco International Finance S.A., 5.125%, 09/14/45	287,990	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/19	256,957	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/26	522,631	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	524,069	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/35	252,519	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/24	278,465	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/45	814,970	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/43	552,629	0.0
250,000		Union Pacific Corp., 4.850%, 06/15/44	299,535	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	401,720	0.0
500,000		United Technologies Corp., 1.800%, 06/01/17	503,642	0.0

See Accompanying Notes to Financial Statements

101

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
750,000		United Technologies Corp., 3.100%, 06/01/22	800,205	0.0
500,000		United Technologies Corp., 4.150%, 05/15/45	549,959	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	574,653	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	557,578	0.0
			67,787,950	1.9

		Technology: 1.3%
500,000		Analog Devices, Inc., 3.900%, 12/15/25	558,292	0.0
250,000		Apple, Inc., 1.050%, 05/05/17	250,622	0.0
1,500,000		Apple, Inc., 1.000%, 05/03/18	1,503,571	0.1
500,000		Apple, Inc., 2.100%, 05/06/19	514,552	0.0
500,000		Apple, Inc., 2.150%, 02/09/22	510,051	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/23	1,019,211	0.1
500,000		Apple, Inc., 2.850%, 05/06/21	528,490	0.0
1,000,000		Apple, Inc., 3.250%, 02/23/26	1,063,850	0.1
500,000		Apple, Inc., 3.450%, 02/09/45	471,717	0.0
500,000		Apple, Inc., 3.450%, 05/06/24	544,229	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/43	1,007,251	0.1
400,000		Apple, Inc., 4.375%, 05/13/45	437,214	0.0
500,000		Apple, Inc., 4.450%, 05/06/44	547,958	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/46	1,129,432	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/25	556,678	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	601,663	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	409,591	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/25	261,889	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	410,046	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	411,570	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	415,356	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	415,762	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	432,239	0.0
750,000		EMC Corp./MA, 1.875%, 06/01/18	735,258	0.0
750,000		EMC Corp./MA, 2.650%, 06/01/20	716,364	0.0
500,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	528,995	0.0
321,000		Hewlett-Packard Co., 3.750%, 12/01/20	339,453	0.0
500,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	536,017	0.0
500,000	#	HP Enterprise Co., 3.600%, 10/15/20	522,446	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	1,013,183	0.1
500,000	L	International Business Machines Corp., 1.875%, 05/15/19	509,743	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/21	1,062,899	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	1,085,987	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/26	1,089,515	0.1
600,000		Intel Corp., 1.350%, 12/15/17	603,694	0.0
260,000		Intel Corp., 3.700%, 07/29/25	289,254	0.0
250,000		Intel Corp., 4.900%, 07/29/45	292,626	0.0
500,000		Lam Research Corp., 2.800%, 06/15/21	512,508	0.0
400,000		Lam Research Corp., 3.800%, 03/15/25	414,447	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	753,193	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	1,027,016	0.1
500,000		Microsoft Corp., 3.125%, 11/03/25	535,972	0.0
250,000		Microsoft Corp., 3.500%, 02/12/35	258,123	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	832,329	0.0
250,000		Microsoft Corp., 3.750%, 02/12/45	254,897	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/35	1,125,557	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/45	1,127,579	0.1
250,000		Microsoft Corp., 4.875%, 12/15/43	298,939	0.0
300,000		NetApp Inc., 2.000%, 12/15/17	301,471	0.0
250,000		NetApp, Inc., 3.375%, 06/15/21	254,353	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	1,003,744	0.0
500,000		Oracle Corp., 2.250%, 10/08/19	516,290	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	512,287	0.0
750,000		Oracle Corp., 2.800%, 07/08/24	787,859	0.0
750,000		Oracle Corp., 2.950%, 05/15/25	780,733	0.0

See Accompanying Notes to Financial Statements

102

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
500,000		Oracle Corp., 3.400%, 07/08/21	536,554	0.0
750,000		Oracle Corp., 3.900%, 05/15/35	767,241	0.0
750,000		Oracle Corp., 4.125%, 05/15/45	775,607	0.0
600,000		Oracle Corp., 4.300%, 07/08/34	640,477	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,818,740	0.1
500,000		Qualcomm, Inc., 3.000%, 05/20/22	528,148	0.0
850,000		Qualcomm, Inc., 4.650%, 05/20/35	920,189	0.0
350,000		Qualcomm, Inc., 4.800%, 05/20/45	365,509	0.0
250,000		Xerox Corp., 2.750%, 03/15/19	248,730	0.0
400,000		Xerox Corp., 2.750%, 09/01/20	385,968	0.0
400,000		Xerox Corp., 2.800%, 05/15/20	385,533	0.0
400,000		Xerox Corp., 2.950%, 03/15/17	403,536	0.0
500,000		Xerox Corp., 3.500%, 08/20/20	498,071	0.0
400,000		Xerox Corp., 3.800%, 05/15/24	362,992	0.0
250,000	L	Xerox Corp., 4.800%, 03/01/35	237,883	0.0
465,000		Xerox Corp., 6.350%, 05/15/18	497,424	0.0
			43,996,567	1.3

		Utilities: 2.0%
500,000		Alabama Power Co., 4.150%, 08/15/44	548,750	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/22	311,683	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/44	284,291	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/44	539,375	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/45	816,694	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/20	256,227	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/24	431,804	0.0
500,000	L	Atmos Energy Corp., 4.125%, 10/15/44	546,838	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,058,826	0.1
250,000		CMS Energy Corp., 3.875%, 03/01/24	272,440	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	287,948	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	560,510	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	570,159	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	460,209	0.0
300,000	L	Consumers Energy Co., 2.850%, 05/15/22	312,606	0.0
–		Delmarva Power & Light Co., 3.500%, 11/15/23	–	–
200,000		Dominion Gas Holdings LLC, 2.500%, 12/15/19	204,730	0.0
500,000		Dominion Gas Holdings LLC, 2.800%, 11/15/20	517,238	0.0
200,000		Dominion Gas Holdings LLC, 3.600%, 12/15/24	211,902	0.0
250,000		DTE Electric Co., 4.300%, 07/01/44	288,009	0.0
400,000		DTE Energy Co., 3.500%, 06/01/24	425,449	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	432,910	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	518,098	0.0
300,000		Duke Energy Corp., 1.625%, 08/15/17	301,602	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	403,730	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	542,751	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/45	581,709	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/45	844,316	0.0
150,000		Duke Energy Progress, Inc., 4.150%, 12/01/44	165,723	0.0
1,500,000		Duke Energy Progress, Inc., 4.375%, 03/30/44	1,722,385	0.1
500,000		Edison International, 2.950%, 03/15/23	513,404	0.0
500,000		Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	530,395	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	439,063	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	439,096	0.0
1,000,000		Entergy Corp., 4.700%, 01/15/17	1,014,193	0.1
500,000		Entergy Louisiana LLC, 4.950%, 01/15/45	527,875	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/35	1,698,969	0.1
750,000		Exelon Corp., 5.100%, 06/15/45	865,874	0.0
2,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	2,502,496	0.1
500,000		Florida Power & Light Co., 3.250%, 06/01/24	538,152	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	809,880	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/42	1,682,052	0.1
500,000		Georgia Power Co., 3.250%, 04/01/26	532,163	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/46	558,422	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/24	260,743	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	590,890	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/40	3,143,490	0.1
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	5,002,013	0.2

See Accompanying Notes to Financial Statements

103

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,795,562	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	315,218	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/25	1,039,449	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	1,020,061	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	561,576	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	532,651	0.0
–		Ohio Power Co., 5.375%, 10/01/21	–	–
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/44	268,576	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	288,409	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	832,589	0.0
500,000		Pacific Gas & Electric Co., 2.950%, 03/01/26	522,028	0.0
1,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	1,990,191	0.1
500,000		Pacific Gas & Electric Co., 4.300%, 03/15/45	563,430	0.0
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	593,490	0.0
750,000		PECO Energy Co., 4.150%, 10/01/44	859,010	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/34	261,364	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	502,001	0.0
1,000,000		Progress Energy, Inc., 4.400%, 01/15/21	1,095,164	0.1
500,000		PSEG Power LLC, 3.000%, 06/15/21	507,536	0.0
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,650,494	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	1,022,979	0.1
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/43	811,636	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	275,169	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,885,209	0.1
500,000		Sempra Energy, 2.850%, 11/15/20	518,876	0.0
750,000		Sempra Energy, 3.550%, 06/15/24	787,754	0.0
250,000		Sempra Energy, 3.750%, 11/15/25	267,697	0.0
750,000	#	Sierra Pacific Power Co., 2.600%, 05/01/26	764,576	0.0
250,000		South Carolina Electric & Gas Co., 5.100%, 06/01/65	289,632	0.0
1,756,508		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,940,502	0.1
–		Southern California Edison Co., 3.875%, 06/01/21	–	–
500,000		Southern California Edison Co., 3.900%, 03/15/43	541,771	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	607,522	0.0
500,000		Southern Co., 2.750%, 06/15/20	518,736	0.0
500,000		Southern Power Co., 4.150%, 12/01/25	541,977	0.0
250,000		Union Electric Co., 3.500%, 04/15/24	271,236	0.0
300,000		Union Electric Co., 3.900%, 09/15/42	324,182	0.0
500,000		Virginia Electric and Power Co., 1.200%, 01/15/18	500,575	0.0
500,000		Virginia Electric and Power Co., 4.450%, 02/15/44	577,480	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/37	2,061,867	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/42	1,106,146	0.1
500,000		Westar Energy, Inc., 4.625%, 09/01/43	588,525	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/44	284,141	0.0
500,000		Wisconsin Power & Light Co., 4.100%, 10/15/44	544,800	0.0
			71,299,869	2.0

	Total Corporate Bonds/Notes
	(Cost $866,409,094)		921,592,148	26.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
2,000,000	#	BAMLL Commercial Mortgage Securities Trust 2015-200P, 3.218%, 04/14/33	2,123,147	0.1
323,879		Banc of America Commercial Mortgage, Inc., 5.723%, 06/10/49	329,306	0.0
214,995		Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	214,760	0.0
3,000,000		Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,350,621	0.1
878,335		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	910,897	0.0
650,000		COMM 2015-CCRE23 Mortgage Trust, 3.230%, 05/10/48	688,554	0.0
1,000,000		COMM 2016-CCRE28 Mortgage Trust, 3.762%, 02/10/49	1,098,334	0.0

See Accompanying Notes to Financial Statements

104

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		Utilities: (continued)
1,115,000		Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,194,509	0.0
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,280,682	0.0
700,006		Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	701,265	0.0
1,336,454		Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	1,335,804	0.1
920,210		Credit Suisse Mortgage Capital Certificates, 6.138%, 09/15/39	950,035	0.0
962,422		CW Capital Cobalt Ltd., 5.956%, 05/15/46	992,208	0.0
213,538	#	DBUBS 2011-LC2 Mortgage Trust, 5.687%, 07/10/44	236,191	0.0
500,000		Deutsche Bank Commercial Mortgage Trust, 3.276%, 02/10/26	534,226	0.0
595,000		GS Mortgage Securities Corp. II, 2.773%, 11/10/45	622,974	0.0
73,949		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	74,147	0.0
3,052,877		GS Mortgage Securities Corp. II, 5.988%, 08/10/45	3,131,678	0.1
1,000,000		GS Mortgage Securities Trust 2016-GS2, 4.681%, 05/10/49	1,048,323	0.0
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2, 2.881%, 02/15/26	3,091,460	0.1
117,901		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4, 5.552%, 05/12/45	117,790	0.0
1,029,466		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,038,696	0.0
1,960,406		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	1,990,413	0.1
1,698,964		JPMorgan Chase Commercial Mortgage Securities Corp., 5.887%, 02/12/49	1,737,364	0.1
1,735,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,751,261	0.1
403,810		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.071%, 08/12/49	416,762	0.0
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 3.526%, 12/15/47	2,169,649	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,395,254	0.1
105,000		Morgan Stanley Capital I Trust 2007-HQ11, 5.447%, 02/12/44	106,237	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	104,568	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	102,802	0.0
2,000,000	#	Morgan Stanley Capital I Trust 2011-C3 E, 5.348%, 07/15/49	1,969,044	0.1
277,288	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	277,076	0.0
211,798		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	212,740	0.0
320,000		WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	347,557	0.0
2,000,000		Wells Fargo Commercial Mortgage Trust 2015-P2, 3.541%, 12/15/48	2,166,734	0.1

	Total Collateralized Mortgage Obligations
	(Cost $38,780,329)		41,813,068	1.2

MUNICIPAL BONDS: 1.0%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	6,859,270	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/32	4,857,218	0.1

		New Jersey: 0.2%
3,425,000		New Jersey State Turnpike Authority, 7.102%, 01/01/41	5,208,226	0.1
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,885,126	0.1
			8,093,352	0.2

		New York: 0.1%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/40	5,092,530	0.1

		Ohio: 0.2%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/41	5,121,072	0.2

		Washington: 0.2%
3,900,000		State of Washington, 5.140%, 08/01/40	5,175,183	0.2

	Total Municipal Bonds
	(Cost $27,041,453)		35,198,625	1.0

See Accompanying Notes to Financial Statements

105

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.4%
1,000,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	1,000,679	0.0
1,200,000		Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,204,242	0.1
1,000,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	1,006,949	0.0
820,000	#	Ford Credit Auto Owner Trust 2014-REV2 A, 2.310%, 04/15/26	838,352	0.0
1,000,000		Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	998,106	0.0
1,000,000		Harley-Davidson Motorcycle Trust 2016-A, 1.610%, 04/15/22	1,005,237	0.0
2,100,000	#	Hyundai Auto Lease Securitization Trust 2015-A A4, 1.650%, 08/15/19	2,112,160	0.1
1,910,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	1,908,263	0.1
750,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	754,564	0.0
1,000,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	1,003,858	0.0
1,000,000		Toyota Auto Receivables 2015-C Owner Trust A4, 1.690%, 12/15/20	1,010,965	0.1
			12,843,375	0.4

		Credit Card Asset-Backed Securities: 0.3%
1,350,000		Cabela's Credit Card Master Note Trust, 1.780%, 06/15/22	1,358,442	0.1
1,000,000		Capital One Multi-Asset Execution Trust, 2.080%, 03/15/23	1,026,660	0.0
1,310,000		Chase Issuance Trust, 1.300%, 02/18/20	1,317,057	0.0
1,490,000		Chase Issuance Trust, 5.230%, 04/15/19	1,530,628	0.1
500,000		Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	532,738	0.0
1,948,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,059,927	0.1
1,000,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	1,025,950	0.0
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,055,768	0.0
1,000,000		Synchrony Credit Card Master Note Trust 2014-1 A, 1.600%, 04/15/21	1,004,491	0.0
			10,911,661	0.3

		Other Asset-Backed Securities: 0.0%
110,568		AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	110,425	0.0
500,000		AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	509,721	0.0
			620,146	0.0

	Total Asset-Backed Securities
	(Cost $24,399,472)		24,375,182	0.7

U.S. TREASURY OBLIGATIONS: 39.8%
		U.S. Treasury Bonds: 6.7%
42,348,000	L	1.625%, due 05/15/26	42,892,256	1.2
20,000,000		2.125%, due 05/15/25	21,138,680	0.6
1,352,000		2.250%, due 11/15/25	1,443,260	0.1
37,686,000		2.500%, due 02/15/46	39,278,836	1.1
2,000		2.750%, due 11/15/42	2,203	0.0
9,022,000		3.000%, due 11/15/44	10,383,934	0.3
10,042,000		3.000%, due 11/15/45	11,556,926	0.3
2,882,000		3.125%, due 02/15/43	3,400,818	0.1
5,686,000		3.125%, due 08/15/44	6,698,819	0.2
18,645,000		3.500%, due 02/15/39	23,546,230	0.7
13,888,000		3.625%, due 08/15/43	17,936,408	0.5
14,092,000		3.625%, due 02/15/44	18,186,106	0.5
13,251,000		3.750%, due 11/15/43	17,500,384	0.5
7,845,000		3.875%, due 08/15/40	10,421,745	0.3
6,505,000		4.375%, due 05/15/40	9,264,414	0.3
830,000		6.000%, due 02/15/26	1,169,814	0.0
			234,820,833	6.7

		U.S. Treasury Notes: 33.1%
10,000,000		1.500%, due 03/31/23	10,146,480	0.3
7,260,000		0.750%, due 04/30/18	7,281,838	0.2
10,000,000		0.875%, due 04/15/19	10,049,220	0.3
37,540,000		1.375%, due 04/30/21	38,196,199	1.1
6,480,000		1.625%, due 04/30/23	6,627,822	0.2
5,000,000		0.500%, due 07/31/16	5,001,340	0.1
12,990,000		0.500%, due 08/31/16	12,994,611	0.4
10,595,000		0.500%, due 09/30/16	10,599,333	0.3
7,536,000		0.500%, due 01/31/17	7,539,602	0.2
3,001,000		0.500%, due 03/31/17	3,001,777	0.1
13,521,000		0.625%, due 08/15/16	13,527,679	0.4
7,054,000		0.625%, due 10/15/16	7,059,269	0.2
16,290,000		0.625%, due 11/15/16	16,306,811	0.5
9,514,500		0.625%, due 12/15/16	9,524,899	0.3
10,000,000		0.625%, due 05/31/17	10,010,740	0.3
29,512,000		0.625%, due 06/30/17	29,547,739	0.8
15,354,000		0.625%, due 06/30/18	15,363,903	0.4
3,873,000		0.750%, due 01/15/17	3,880,045	0.1
6,188,000		0.750%, due 03/15/17	6,200,815	0.2
12,736,000		0.750%, due 10/31/17	12,770,082	0.4
2,285,600		0.750%, due 12/31/17	2,292,027	0.1
10,549,500		0.750%, due 01/31/18	10,579,165	0.3
20,000,000		0.750%, due 02/28/18	20,057,040	0.6
2,006,600		0.750%, due 04/15/18	2,012,439	0.1
10,000,000		0.750%, due 02/15/19	10,021,090	0.3
2,784,000		0.875%, due 04/15/17	2,792,864	0.1
1,547,000		0.875%, due 05/15/17	1,552,046	0.0
3,885,000		0.875%, due 06/15/17	3,899,037	0.1
6,000,000		0.875%, due 08/15/17	6,023,556	0.2
2,768,000		0.875%, due 10/15/17	2,779,623	0.1
1,864,000		0.875%, due 11/15/17	1,872,082	0.1
10,000,000		0.875%, due 11/30/17	10,043,360	0.3
1,918,000		0.875%, due 01/31/18	1,927,216	0.1
12,296,700		0.875%, due 03/31/18	12,358,184	0.4
13,454,000		0.875%, due 05/31/18	13,528,629	0.4
27,004,000		0.875%, due 06/15/19	27,139,020	0.8

See Accompanying Notes to Financial Statements

106

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
785,000		1.000%, due 12/15/17	790,014	0.0
4,005,000		1.000%, due 12/31/17	4,030,656	0.1
210,800		1.000%, due 03/15/18	212,295	0.0
1,508,000		1.000%, due 05/15/18	1,519,663	0.0
10,000,000		1.000%, due 03/15/19	10,086,330	0.3
27,497,000		1.000%, due 08/31/19	27,718,268	0.8
10,000,000		1.125%, due 02/28/21	10,071,680	0.3
11,510,000		1.125%, due 06/30/21	11,572,269	0.3
29,467,000		1.250%, due 11/30/18	29,892,887	0.9
10,029,000		1.250%, due 12/15/18	10,176,105	0.3
1,000		1.250%, due 10/31/19	1,016	0.0
11,755,000		1.250%, due 01/31/20	11,930,408	0.3
3,534,000		1.250%, due 02/29/20	3,587,837	0.1
16,756,000		1.375%, due 09/30/18	17,037,451	0.5
933,000		1.375%, due 01/31/20	951,096	0.0
8,515,000		1.375%, due 02/29/20	8,678,650	0.2
9,022,000		1.375%, due 03/31/20	9,195,042	0.3
7,940,000		1.375%, due 04/30/20	8,092,289	0.2
7,000		1.375%, due 08/31/20	7,130	0.0
10,000,000		1.375%, due 10/31/20	10,183,980	0.3
27,317,000		1.375%, due 06/30/23	27,468,527	0.8
19,814,000		1.500%, due 12/31/18	20,227,697	0.6
11,925,000		1.500%, due 01/31/19	12,177,238	0.4
5,048,000		1.500%, due 02/28/19	5,157,340	0.1
6,540,000		1.500%, due 03/31/19	6,688,301	0.2
5,304,000		1.500%, due 05/31/19	5,425,101	0.2
7,002,000		1.500%, due 11/30/19	7,166,659	0.2
752,000		1.500%, due 05/31/20	769,743	0.0
4,833,000		1.500%, due 01/31/22	4,933,246	0.1
10,000,000		1.500%, due 02/28/23	10,150,390	0.3
4,475,000		1.625%, due 03/31/19	4,588,535	0.1
2,317,000		1.625%, due 04/30/19	2,377,006	0.1
19,814,000		1.625%, due 07/31/19	20,353,852	0.6
12,097,000		1.625%, due 08/31/19	12,428,724	0.4
4,790,000		1.625%, due 12/31/19	4,923,598	0.1
2,976,000		1.625%, due 08/15/22	3,053,192	0.1
10,184,000		1.625%, due 05/31/23	10,416,317	0.3
24,847,000		1.625%, due 02/15/26	25,143,027	0.7
22,705,000		1.750%, due 09/30/19	23,420,730	0.7
3,064,000		1.750%, due 02/28/22	3,167,830	0.1
7,810,000		1.750%, due 04/30/22	8,072,518	0.2
18,000,000		1.750%, due 09/30/22	18,578,322	0.5
69,000		1.750%, due 01/31/23	71,137	0.0
8,000,000		1.875%, due 11/30/21	8,334,840	0.2
10,000,000		1.875%, due 05/31/22	10,405,270	0.3
3,003,000		1.875%, due 08/31/22	3,122,592	0.1
24,900,000		2.000%, due 11/30/20	26,028,269	0.7
12,097,000		2.000%, due 02/28/21	12,658,373	0.4
4,000,000		2.000%, due 07/31/22	4,189,920	0.1
20,498,000		2.125%, due 01/31/21	21,559,735	0.6
3,700,000		2.125%, due 09/30/21	3,900,755	0.1
3,774,000		2.125%, due 12/31/21	3,980,687	0.1
10,105,000		2.125%, due 06/30/22	10,659,593	0.3
9,810,000		2.250%, due 03/31/21	10,383,846	0.3
8,794,000		2.250%, due 04/30/21	9,310,991	0.3
26,457,000		2.250%, due 11/15/24	28,237,688	0.8
42,155,000		2.375%, due 07/31/17	42,993,168	1.2
19,590,000		2.375%, due 12/31/20	20,802,523	0.6
9,874,000		2.500%, due 05/15/24	10,729,878	0.3
18,650,000		2.625%, due 04/30/18	19,344,638	0.6
26,255,000		2.750%, due 02/15/19	27,685,687	0.8
36,569,500		2.750%, due 11/15/23	40,330,746	1.2
42,052,000		2.750%, due 02/15/24	46,439,538	1.3
7,790,000		3.500%, due 05/15/20	8,565,806	0.2
4,025,000		8.125%, due 08/15/19	4,943,517	0.1
			1,151,609,738	33.1

	Total U.S. Treasury Obligations
	(Cost $1,328,265,175)		1,386,430,571	39.8

FOREIGN GOVERNMENT BONDS: 3.5%
300,000		Asian Development Bank, 2.125%, 03/19/25	311,012	0.0
3,000,000		Colombia Government International Bond, 4.000%, 02/26/24	3,142,500	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,549,625	0.1
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,316,390	0.1
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/18	5,014,350	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,246,768	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/20	516,444	0.0
500,000	L	Export-Import Bank of Korea, 3.250%, 08/12/26	538,487	0.0
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	3,806,144	0.1
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/24	1,115,049	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,067,058	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	1,099,597	0.0
1,000,000		International Finance Corp., 1.250%, 07/16/18	1,009,332	0.0
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	1,011,595	0.0
500,000	L	Korea International Bond, 4.125%, 06/10/44	664,719	0.0
10,000,000		KFW, 2.625%, 01/25/22	10,663,570	0.3
8,000,000		Mexico Government International Bond, 4.750%, 03/08/44	8,640,000	0.3
2,710,000	L	Nordic Investment Bank, 5.000%, 02/01/17	2,776,853	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,157,150	0.1
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,040,200	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/25	120,688	0.0
1,000,000		Petroleos Mexicanos, 4.500%, 01/23/26	964,900	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	508,375	0.0

See Accompanying Notes to Financial Statements

107

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		U.S. Treasury Notes: (continued)
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	454,275	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	3,968,880	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,657,772	0.2
3,405,000		Poland Government International Bond, 5.125%, 04/21/21	3,830,312	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/26	3,080,730	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	1,021,868	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,826,922	0.4
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	5,410,000	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	178,638	0.0
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,394,883	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,301,389	0.2
3,000,000	L	Uruguay Government International Bond, 4.500%, 08/14/24	3,273,750	0.1

		Multi-National:0.5%
4,206,000		Asian Development Bank, 1.625%, 03/16/21	4,288,295	0.1
4,000,000		European Investment Bank, 1.125%, 08/15/19	4,009,872	0.1
6,700,000	L	European Investment Bank, 1.625%, 06/15/21	6,816,191	0.2
1,000,000		Inter-American Development Bank, 1.875%, 03/15/21	1,028,324	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/19	2,024,612	0.1
			18,167,294	0.5

	Total Foreign Government Bonds
	(Cost $118,546,194)		123,847,519	3.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.2%
		Federal Home Loan Mortgage Corporation: 10.0%##
7,735,000		1.000%, due 03/08/17	7,760,348	0.2
21,246,000		1.000%, due 09/29/17	21,350,275	0.6
8,342,455		2.519%, due 02/01/42	8,838,602	0.3
10,040,000	W	3.000%, due 08/01/29	10,520,429	0.3
7,052,000	W	3.000%, due 07/01/44	7,548,395	0.2
17,270,000	W,Z	3.000%, due 08/01/44	17,871,984	0.5
9,672,191		3.000%, due 04/01/45	10,097,934	0.3
9,751,066		3.000%, due 04/01/45	10,147,199	0.3
10,023,254		3.000%, due 09/01/45	10,403,915	0.3
563,659		3.500%, due 01/01/42	595,575	0.0
3,199,038		3.500%, due 01/01/42	3,378,244	0.1
137,379,142		3.500%, due 03/01/46	145,193,741	4.2
4,515,000		3.750%, due 03/27/19	4,876,150	0.2
2,023,535		4.000%, due 01/01/25	2,150,858	0.1
271,716		4.000%, due 08/01/40	290,878	0.0
2,684,555		4.000%, due 04/01/41	2,887,649	0.1
2,181,950		4.000%, due 05/01/41	2,347,117	0.1
87,243		4.000%, due 08/01/41	93,847	0.0
366,940		4.000%, due 12/01/41	394,718	0.0
1,965,824		4.000%, due 01/01/42	2,112,813	0.1
4,778,193		4.000%, due 03/01/42	5,156,494	0.2
147,127		4.000%, due 12/01/42	158,977	0.0
1,632,779		4.000%, due 02/01/44	1,776,124	0.1
877,734		4.000%, due 03/01/44	958,907	0.0
0		4.000%, due 01/01/45	–	–
1,482,942		4.000%, due 07/01/45	1,588,806	0.1
1,113,117		4.000%, due 09/01/45	1,194,343	0.0
1,531,818		4.000%, due 09/01/45	1,643,600	0.1
1,137,150		4.000%, due 09/01/45	1,220,128	0.0
2,853,650		4.000%, due 10/01/45	3,055,918	0.1
3,551,018		4.000%, due 05/01/46	3,804,608	0.1
12,317		4.500%, due 04/01/23	13,125	0.0
157,632		4.500%, due 03/01/39	172,001	0.0
466,187		4.500%, due 08/01/39	510,398	0.0
1,022,567		4.500%, due 09/01/39	1,121,196	0.0
550,990		4.500%, due 09/01/39	603,488	0.0
762,182		4.500%, due 09/01/39	836,576	0.0
1,152,673		4.500%, due 10/01/39	1,256,665	0.1
1,520,391		4.500%, due 12/01/39	1,663,143	0.1
498,917		4.500%, due 03/01/40	546,153	0.0
988,294		4.500%, due 04/01/40	1,085,991	0.0
188,913		4.500%, due 06/01/40	207,214	0.0
1,006,159		4.500%, due 07/01/40	1,102,087	0.0
1,355,541		4.500%, due 07/01/40	1,489,248	0.1
344,831		4.500%, due 08/01/40	378,920	0.0
1,018,966		4.500%, due 08/01/40	1,119,624	0.0
1,278,813		4.500%, due 03/01/41	1,405,338	0.1
327,929		4.500%, due 03/01/41	360,375	0.0
456,331		4.500%, due 04/01/41	501,484	0.0
1,191,060		4.500%, due 06/01/41	1,308,916	0.1
1,120,513		4.500%, due 07/01/41	1,230,809	0.0
505,398		4.500%, due 08/01/41	555,279	0.0
5,363,760		4.500%, due 08/01/41	5,892,472	0.2
31,470		5.000%, due 03/01/34	34,818	0.0
234,279		5.000%, due 12/01/34	260,936	0.0
828,670		5.000%, due 08/01/35	921,758	0.0
212,637		5.000%, due 08/01/35	235,721	0.0
255,259		5.000%, due 10/01/35	283,932	0.0
281,509		5.000%, due 10/01/35	311,681	0.0
399,379		5.000%, due 10/01/35	440,987	0.0
604,542		5.000%, due 12/01/35	671,010	0.0
78,916		5.000%, due 04/01/36	87,137	0.0
262,712		5.000%, due 11/01/36	292,066	0.0
188,648		5.000%, due 02/01/37	209,080	0.0
152,406		5.000%, due 05/01/37	169,175	0.0
2,218,163		5.000%, due 10/01/37	2,465,597	0.1
408,240		5.000%, due 03/01/38	453,976	0.0
1,281,181		5.000%, due 03/01/38	1,421,135	0.1
564,698		5.000%, due 03/01/38	626,235	0.0
379,410		5.000%, due 04/01/38	418,937	0.0
40,640		5.000%, due 10/01/38	44,874	0.0
155,345		5.000%, due 06/01/40	171,667	0.0
344,866		5.000%, due 08/01/40	381,263	0.0
986,497		5.000%, due 04/01/41	1,094,393	0.0
106,382		5.200%, due 08/01/37	117,759	0.0
151,093		5.490%, due 02/01/37	168,167	0.0
580,941		5.500%, due 12/01/24	625,762	0.0
183,575		5.500%, due 09/01/34	207,180	0.0
180,216		5.500%, due 01/01/35	203,025	0.0
100,629		5.500%, due 09/01/35	113,771	0.0
1,984,022		5.500%, due 09/01/35	2,238,862	0.1

See Accompanying Notes to Financial Statements

108

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
1,475,376		5.500%, due 10/01/35	1,657,768	0.1
752,619		5.500%, due 03/01/36	845,622	0.0
143,900		5.500%, due 03/01/36	161,135	0.0
86,275		5.500%, due 05/01/36	96,068	0.0
541,215		5.500%, due 06/01/36	611,078	0.0
8,924		5.500%, due 07/01/36	10,043	0.0
262,417		5.500%, due 07/01/36	295,160	0.0
38,283		5.500%, due 07/01/36	42,953	0.0
67,725		5.500%, due 10/01/36	75,867	0.0
258,387		5.500%, due 11/01/36	289,619	0.0
163,991		5.500%, due 12/01/36	184,422	0.0
12,972		5.500%, due 12/01/36	14,445	0.0
195,905		5.500%, due 12/01/36	220,073	0.0
23,434		5.500%, due 02/01/37	26,283	0.0
196,226		5.500%, due 02/01/37	220,682	0.0
61,042		5.500%, due 05/01/37	68,569	0.0
8,999		5.500%, due 06/01/37	10,100	0.0
145,067		5.500%, due 12/01/37	162,627	0.0
51,954		5.500%, due 03/01/38	58,398	0.0
12,385		5.500%, due 06/01/38	13,890	0.0
27,359		5.500%, due 06/01/38	30,813	0.0
17,368		5.500%, due 08/01/38	19,502	0.0
2,975		5.500%, due 10/01/38	3,313	0.0
1,769,980		5.500%, due 11/01/38	1,996,844	0.1
39,541		5.500%, due 12/01/38	44,572	0.0
33,358		5.500%, due 12/01/38	37,481	0.0
28,628		5.500%, due 12/01/38	32,166	0.0
46,514		5.500%, due 01/01/39	52,297	0.0
292,318		5.500%, due 01/01/39	328,935	0.0
191,573		5.500%, due 01/01/40	213,749	0.0
203,673		5.500%, due 01/01/40	228,766	0.0
164,020		5.500%, due 03/01/40	183,579	0.0
139,434		5.500%, due 01/01/41	155,399	0.0
100,314		5.750%, due 05/01/37	112,770	0.0
301,400		5.800%, due 07/01/37	340,213	0.0
247,563		5.800%, due 08/01/37	279,102	0.0
92,203		5.800%, due 09/01/37	103,902	0.0
270,449		5.800%, due 09/01/37	305,146	0.0
11,352		6.000%, due 04/01/28	13,096	0.0
105,907		6.000%, due 07/01/28	120,268	0.0
24,464		6.000%, due 04/01/36	28,098	0.0
919		6.000%, due 04/01/36	1,057	0.0
6,568		6.000%, due 04/01/36	7,568	0.0
76,029		6.000%, due 06/01/36	87,705	0.0
27,364		6.000%, due 07/01/36	31,444	0.0
12,135		6.000%, due 08/01/36	13,955	0.0
237,424		6.000%, due 08/01/36	273,572	0.0
24,529		6.000%, due 08/01/36	28,150	0.0
122,190		6.000%, due 01/01/37	139,407	0.0
108,243		6.000%, due 02/01/37	123,981	0.0
7,772		6.000%, due 04/01/37	8,887	0.0
3,180		6.000%, due 06/01/37	3,624	0.0
42,405		6.000%, due 06/01/37	48,155	0.0
757		6.000%, due 07/01/37	863	0.0
20,265		6.000%, due 07/01/37	23,148	0.0
20,501		6.000%, due 08/01/37	23,400	0.0
228,826		6.000%, due 08/01/37	259,872	0.0
9,871		6.000%, due 08/01/37	11,218	0.0
15,785		6.000%, due 08/01/37	17,935	0.0
14,703		6.000%, due 08/01/37	16,703	0.0
4,712		6.000%, due 08/01/37	5,382	0.0
77,415		6.000%, due 08/01/37	88,348	0.0
6,064		6.000%, due 09/01/37	6,916	0.0
17,589		6.000%, due 09/01/37	20,102	0.0
32,363		6.000%, due 09/01/37	37,001	0.0
26,960		6.000%, due 10/01/37	30,744	0.0
37,874		6.000%, due 10/01/37	43,221	0.0
21,320		6.000%, due 10/01/37	24,219	0.0
10,552		6.000%, due 10/01/37	11,983	0.0
66,312		6.000%, due 11/01/37	75,666	0.0
6,066		6.000%, due 11/01/37	6,889	0.0
7,285		6.000%, due 11/01/37	8,311	0.0
3,423		6.000%, due 12/01/37	3,929	0.0
112,768		6.000%, due 12/01/37	128,746	0.0
4,439		6.000%, due 01/01/38	5,066	0.0
66,199		6.000%, due 01/01/38	75,670	0.0
49,979		6.000%, due 01/01/38	57,114	0.0
61,474		6.000%, due 02/01/38	69,859	0.0
6,071		6.000%, due 02/01/38	6,899	0.0
59,291		6.000%, due 05/01/38	67,365	0.0
4,543		6.000%, due 06/01/38	5,181	0.0
132,293		6.000%, due 07/01/38	151,090	0.0
112,338		6.000%, due 07/01/38	127,662	0.0
47,061		6.000%, due 08/01/38	53,442	0.0
23,883		6.000%, due 09/01/38	27,272	0.0
45,806		6.000%, due 09/01/38	52,017	0.0
764,005		6.000%, due 09/01/38	869,263	0.0
2,555		6.000%, due 09/01/38	2,913	0.0
32,305		6.000%, due 11/01/38	36,890	0.0
296,247		6.000%, due 01/01/39	337,244	0.0
398,867		6.000%, due 04/01/39	455,531	0.0
86,191		6.000%, due 08/01/39	98,099	0.0
160,504		6.000%, due 10/01/39	183,022	0.0
44,301		6.000%, due 11/01/39	50,513	0.0
86,847		6.000%, due 11/01/39	98,707	0.0
141,841		6.000%, due 11/01/39	161,609	0.0
5,299		6.000%, due 12/01/39	6,030	0.0
187,057		6.000%, due 05/01/40	213,501	0.0
64,855		6.150%, due 12/01/37	74,441	0.0
46,561		6.150%, due 12/01/37	53,467	0.0
224,859		6.150%, due 01/01/38	256,240	0.0
203,629		6.150%, due 02/01/38	232,019	0.0
174,216		6.150%, due 02/01/38	198,490	0.0
840,000		6.250%, due 07/15/32	1,272,472	0.1
25,024		6.500%, due 06/01/36	29,842	0.0
4,315		6.500%, due 08/01/36	5,055	0.0
5,066		6.500%, due 10/01/36	6,010	0.0
91,792		6.500%, due 10/01/36	111,045	0.0
43,867		6.500%, due 07/01/37	52,228	0.0
12,455		6.500%, due 09/01/37	14,316	0.0
15,242		6.500%, due 09/01/37	17,519	0.0
8,929		6.500%, due 10/01/37	10,265	0.0
32,956		6.500%, due 11/01/37	37,883	0.0
16,682		6.500%, due 04/01/38	20,074	0.0
49,372		6.500%, due 04/01/38	56,914	0.0
6,063		6.500%, due 05/01/38	7,010	0.0
922		6.500%, due 05/01/38	1,088	0.0
2,342		6.500%, due 07/01/38	2,691	0.0
2,984		6.500%, due 08/01/38	3,631	0.0
8,786		6.500%, due 09/01/38	10,098	0.0
565		6.500%, due 10/01/38	694	0.0
11,067		6.500%, due 10/01/38	12,721	0.0
19,778		6.500%, due 11/01/38	23,232	0.0
8,003		6.500%, due 12/01/38	9,198	0.0
20,435		6.500%, due 12/01/38	24,508	0.0
62,069		6.500%, due 12/01/38	71,321	0.0
819,800		6.500%, due 12/01/38	942,869	0.0
4,867		6.500%, due 12/01/38	5,596	0.0
3,944		6.500%, due 01/01/39	4,824	0.0
2,540,000		6.750%, due 03/15/31	3,948,674	0.1
			349,485,290	10.0

		Federal National Mortgage Association: 12.7%##
2,420,000		1.500%, due 06/22/20	2,468,937	0.1
20,400,000		2.230%, due 12/06/22	20,413,994	0.6
8,084,646		2.500%, due 09/01/27	8,391,854	0.3
7,995,119		2.500%, due 06/01/30	8,283,045	0.3
12,253,208		2.500%, due 06/01/30	12,694,664	0.4
19,076,000	W	2.500%, due 07/01/30	19,737,314	0.6
4,959,930		2.500%, due 07/01/30	5,138,711	0.2

See Accompanying Notes to Financial Statements

109

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,119,135		3.000%, due 12/01/26	2,225,571	0.1
1,702,959		3.000%, due 01/01/27	1,786,825	0.1
11,447,801		3.000%, due 08/01/30	12,073,084	0.4
5,449,614		3.000%, due 09/01/30	5,750,781	0.2
0		3.000%, due 05/01/43	–	–
14,898,816		3.000%, due 07/01/43	15,498,862	0.5
7,978,665		3.000%, due 09/01/43	8,300,010	0.3
43,700,000	W	3.000%, due 07/01/45	45,354,103	1.3
614,697		3.500%, due 08/01/26	652,222	0.0
453,742		3.500%, due 08/01/26	481,362	0.0
44,226		3.500%, due 09/01/26	46,912	0.0
1,032,952		3.500%, due 10/01/26	1,095,620	0.0
365,504		3.500%, due 10/01/26	387,679	0.0
1,787,769		3.500%, due 11/01/26	1,897,457	0.1
2,006,829		3.500%, due 12/01/26	2,131,698	0.1
2,079,893		3.500%, due 12/01/26	2,207,703	0.1
2,286,400		3.500%, due 01/01/27	2,426,941	0.1
1,968,363		3.500%, due 03/01/41	2,082,369	0.1
4,875,226		3.500%, due 06/01/41	5,153,309	0.2
2,519,455		3.500%, due 12/01/41	2,668,994	0.1
4,502,739		3.500%, due 01/01/42	4,770,629	0.2
9,721,505		3.500%, due 10/01/42	10,288,126	0.3
20,765,732		3.500%, due 11/01/42	21,966,533	0.6
31,103		4.000%, due 11/01/20	32,241	0.0
44,349		4.000%, due 07/01/22	45,988	0.0
15,901		4.000%, due 04/01/23	16,937	0.0
8,057		4.000%, due 05/01/23	8,413	0.0
22,876		4.000%, due 07/01/23	23,727	0.0
74,837		4.000%, due 03/01/24	79,329	0.0
59,122		4.000%, due 03/01/24	63,021	0.0
1,621		4.000%, due 04/01/24	1,720	0.0
41,805		4.000%, due 04/01/24	44,594	0.0
297,045		4.000%, due 07/01/24	316,751	0.0
108,702		4.000%, due 07/01/24	115,931	0.0
5,163		4.000%, due 08/01/24	5,506	0.0
98,615		4.000%, due 01/01/25	104,955	0.0
88,376		4.000%, due 02/01/25	94,175	0.0
499,807		4.000%, due 02/01/25	533,633	0.0
355,825		4.000%, due 06/01/25	379,516	0.0
7,100		4.000%, due 07/01/25	7,527	0.0
47,778		4.000%, due 09/01/25	50,416	0.0
44,750		4.000%, due 09/01/25	46,420	0.0
624,541		4.000%, due 12/01/25	664,426	0.0
563,622		4.000%, due 02/01/26	601,159	0.0
114,612		4.000%, due 03/01/26	122,169	0.0
1,221,205		4.000%, due 04/01/26	1,302,434	0.1
177,197		4.000%, due 04/01/26	188,988	0.0
373,836		4.000%, due 04/01/26	398,701	0.0
625,689		4.000%, due 05/01/26	666,847	0.0
305,861		4.000%, due 09/01/26	326,689	0.0
1,312,273		4.000%, due 10/01/40	1,407,527	0.1
341,275		4.000%, due 10/01/40	367,298	0.0
2,508,169		4.000%, due 12/01/40	2,733,168	0.1
2,230,887		4.000%, due 12/01/40	2,401,086	0.1
4,579,966		4.000%, due 02/01/41	4,928,345	0.2
766,506		4.000%, due 03/01/41	824,257	0.0
778,321		4.000%, due 04/01/41	837,200	0.0
1,012,674		4.000%, due 08/01/41	1,103,454	0.0
609,814		4.000%, due 09/01/41	655,818	0.0
6,209,220		4.000%, due 11/01/41	6,678,076	0.2
1,060,166		4.000%, due 12/01/41	1,137,138	0.0
1,971,817		4.000%, due 01/01/42	2,120,630	0.1
1,037,767		4.000%, due 07/01/42	1,116,043	0.0
4,361,706		4.000%, due 12/01/42	4,707,011	0.1
3,148,827		4.000%, due 07/01/43	3,447,670	0.1
2,916,641		4.000%, due 02/01/44	3,170,632	0.1
1,579,568		4.000%, due 02/01/44	1,724,246	0.1
1,205,333		4.000%, due 03/01/44	1,309,563	0.1
3,489,875		4.000%, due 05/01/45	3,750,655	0.1
0		4.000%, due 06/01/45	–	–
17,543,674		4.000%, due 06/01/45	18,943,634	0.6
5,190,581		4.000%, due 07/01/45	5,689,933	0.2
4,408,363		4.000%, due 07/01/45	4,809,642	0.2
3,580,995		4.000%, due 07/01/45	3,916,532	0.1
2,984,148		4.000%, due 07/01/45	3,237,806	0.1
4,440,392		4.000%, due 11/01/45	4,757,171	0.1
6,709		4.500%, due 05/01/19	6,887	0.0
18,556		4.500%, due 05/01/19	19,088	0.0
18,564		4.500%, due 01/01/20	19,274	0.0
15,445		4.500%, due 08/01/20	16,055	0.0
3,315		4.500%, due 06/01/22	3,403	0.0
1,399		4.500%, due 07/01/22	1,436	0.0
39,883		4.500%, due 11/01/22	41,583	0.0
8,850		4.500%, due 02/01/23	9,416	0.0
50,900		4.500%, due 02/01/23	52,253	0.0
4,391		4.500%, due 03/01/23	4,595	0.0
238,005		4.500%, due 03/01/23	256,078	0.0
1,084		4.500%, due 03/01/23	1,126	0.0
2,518		4.500%, due 04/01/23	2,616	0.0
32,755		4.500%, due 04/01/23	35,058	0.0
121,314		4.500%, due 04/01/23	124,534	0.0
37,507		4.500%, due 04/01/23	39,885	0.0
159,458		4.500%, due 04/01/23	171,448	0.0
4,422		4.500%, due 05/01/23	4,761	0.0
1,654		4.500%, due 05/01/23	1,721	0.0
2,778		4.500%, due 05/01/23	2,970	0.0
185,622		4.500%, due 05/01/23	198,390	0.0
4,970		4.500%, due 07/01/23	5,102	0.0
17,789		4.500%, due 01/01/24	18,440	0.0
561,890		4.500%, due 07/01/24	594,740	0.0
828,658		4.500%, due 08/01/24	887,129	0.0
111,231		4.500%, due 09/01/24	118,351	0.0
32,655		4.500%, due 09/01/24	34,257	0.0
397,247		4.500%, due 09/01/24	427,125	0.0
27,438		4.500%, due 09/01/24	29,538	0.0
241,031		4.500%, due 10/01/24	260,055	0.0
79,914		4.500%, due 10/01/24	83,939	0.0
105,911		4.500%, due 10/01/24	108,753	0.0
194,969		4.500%, due 11/01/24	207,584	0.0
138,693		4.500%, due 11/01/24	147,986	0.0
15,986		4.500%, due 11/01/24	16,795	0.0
3,508		4.500%, due 11/01/24	3,603	0.0
29,045		4.500%, due 11/01/24	31,267	0.0
30,767		4.500%, due 11/01/24	31,596	0.0
164,334		4.500%, due 12/01/24	177,035	0.0
339,879		4.500%, due 12/01/24	365,737	0.0
3,955		4.500%, due 01/01/25	4,248	0.0
293,518		4.500%, due 01/01/25	314,422	0.0
217,507		4.500%, due 01/01/25	234,767	0.0
677,832		4.500%, due 05/01/25	721,115	0.0
43,946		4.500%, due 08/01/25	46,182	0.0
719,639		4.500%, due 01/01/26	767,485	0.0
201,849		4.500%, due 04/01/26	207,283	0.0
6,836		4.500%, due 06/01/34	7,497	0.0
36,150		4.500%, due 05/01/35	39,787	0.0
3,464		4.500%, due 03/01/38	3,783	0.0
1,347		4.500%, due 05/01/38	1,470	0.0
13,777		4.500%, due 05/01/38	15,035	0.0
25,878		4.500%, due 06/01/38	28,369	0.0
9,822		4.500%, due 07/01/38	10,718	0.0
11,961		4.500%, due 07/01/38	13,053	0.0
29,755		4.500%, due 09/01/38	32,471	0.0
1,026,467		4.500%, due 03/01/39	1,123,209	0.0
38,427		4.500%, due 04/01/39	42,010	0.0
56,340		4.500%, due 04/01/39	61,558	0.0
1,789,946		4.500%, due 07/01/39	1,990,690	0.1
1,302,796		4.500%, due 07/01/39	1,423,599	0.1
3,116,781		4.500%, due 09/01/39	3,407,995	0.1
1,938,017		4.500%, due 10/01/39	2,120,418	0.1
655,852		4.500%, due 12/01/39	717,301	0.0

See Accompanying Notes to Financial Statements

110

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
884,014	4.500%, due 12/01/39	966,728	0.0
753,632	4.500%, due 12/01/39	824,446	0.0
419,971	4.500%, due 03/01/40	459,436	0.0
509,689	4.500%, due 10/01/40	558,981	0.0
630,362	4.500%, due 10/01/40	691,340	0.0
527,028	4.500%, due 10/01/40	577,790	0.0
1,305,194	4.500%, due 03/01/41	1,424,996	0.1
898,427	4.500%, due 04/01/41	983,893	0.0
536,630	4.500%, due 06/01/41	588,656	0.0
624,024	4.500%, due 06/01/41	684,328	0.0
5,079,990	4.500%, due 06/01/41	5,572,511	0.2
489,926	4.500%, due 06/01/41	536,145	0.0
8,495,402	4.500%, due 07/01/41	9,317,284	0.3
231,365	4.500%, due 07/01/41	253,795	0.0
312,821	4.500%, due 07/01/41	343,151	0.0
482,288	4.500%, due 08/01/41	529,026	0.0
2,741,888	4.500%, due 08/01/41	3,007,724	0.1
2,379,341	4.500%, due 08/01/41	2,606,862	0.1
65,396	5.000%, due 01/01/18	67,224	0.0
27,306	5.000%, due 01/01/18	28,048	0.0
60,535	5.000%, due 02/01/18	62,247	0.0
11,548	5.000%, due 04/01/18	11,867	0.0
1,170	5.000%, due 02/01/20	1,234	0.0
2,515	5.000%, due 06/01/21	2,609	0.0
15,165	5.000%, due 11/01/21	15,730	0.0
33,940	5.000%, due 01/01/22	35,288	0.0
1,590	5.000%, due 02/01/22	1,692	0.0
3,026	5.000%, due 04/01/22	3,182	0.0
5,925	5.000%, due 06/01/22	6,224	0.0
65,410	5.000%, due 06/01/22	69,787	0.0
476	5.000%, due 06/01/22	490	0.0
36,649	5.000%, due 06/01/22	39,375	0.0
37,483	5.000%, due 07/01/22	39,404	0.0
1,060	5.000%, due 07/01/22	1,089	0.0
38,145	5.000%, due 08/01/22	39,216	0.0
12,456	5.000%, due 09/01/22	12,805	0.0
22,296	5.000%, due 12/01/22	22,920	0.0
2,045	5.000%, due 01/01/23	2,197	0.0
33,805	5.000%, due 01/01/23	36,158	0.0
348,254	5.000%, due 02/01/23	374,491	0.0
99,938	5.000%, due 02/01/23	107,343	0.0
1,239	5.000%, due 02/01/23	1,323	0.0
72,625	5.000%, due 03/01/23	74,641	0.0
12,415	5.000%, due 03/01/23	13,276	0.0
1,757	5.000%, due 03/01/23	1,875	0.0
52,123	5.000%, due 03/01/23	55,729	0.0
21,290	5.000%, due 03/01/23	21,885	0.0
14,258	5.000%, due 04/01/23	15,380	0.0
51,032	5.000%, due 04/01/23	54,226	0.0
53,944	5.000%, due 04/01/23	57,878	0.0
12,354	5.000%, due 04/01/23	12,692	0.0
6,334	5.000%, due 05/01/23	6,656	0.0
23,678	5.000%, due 05/01/23	25,460	0.0
19,669	5.000%, due 05/01/23	21,130	0.0
94,111	5.000%, due 06/01/23	96,733	0.0
48,682	5.000%, due 06/01/23	51,200	0.0
4,558	5.000%, due 06/01/23	4,685	0.0
18,163	5.000%, due 06/01/23	18,674	0.0
22,295	5.000%, due 06/01/23	23,964	0.0
418,217	5.000%, due 07/01/23	449,240	0.0
142,574	5.000%, due 08/01/23	152,047	0.0
677	5.000%, due 09/01/23	728	0.0
20,851	5.000%, due 02/01/24	22,322	0.0
150,215	5.000%, due 03/01/24	161,246	0.0
40,127	5.000%, due 04/01/24	41,256	0.0
21,917	5.000%, due 04/01/24	23,408	0.0
78,664	5.000%, due 05/01/24	80,882	0.0
171,945	5.000%, due 06/01/24	183,182	0.0
459,886	5.000%, due 08/01/24	472,851	0.0
181,068	5.000%, due 07/01/33	201,070	0.0
121,734	5.000%, due 02/01/34	135,216	0.0
49,925	5.000%, due 11/01/34	55,594	0.0
3,706,307	5.000%, due 02/01/35	4,138,988	0.1
684,728	5.000%, due 06/01/35	764,265	0.0
45,792	5.000%, due 08/01/35	50,938	0.0
476,811	5.000%, due 09/01/35	531,013	0.0
182,643	5.000%, due 09/01/35	202,797	0.0
821,941	5.000%, due 09/01/35	913,506	0.0
65,892	5.000%, due 10/01/35	73,441	0.0
1,006,808	5.000%, due 03/01/36	1,120,914	0.0
792,743	5.000%, due 03/01/36	882,758	0.0
736,323	5.000%, due 05/01/36	819,699	0.0
8,592	5.000%, due 05/01/36	9,567	0.0
131,634	5.000%, due 06/01/36	146,582	0.0
1,391,238	5.000%, due 12/01/36	1,548,962	0.1
106,154	5.000%, due 12/01/36	118,208	0.0
324,111	5.000%, due 07/01/37	360,919	0.0
283,936	5.000%, due 01/01/38	315,948	0.0
1,068,697	5.000%, due 02/01/38	1,190,265	0.0
507,605	5.000%, due 02/01/38	565,353	0.0
690,519	5.000%, due 08/01/38	768,815	0.0
512,166	5.000%, due 07/01/40	570,605	0.0
169,938	5.000%, due 07/01/40	188,783	0.0
11,310,000	5.375%, due 06/12/17	11,812,605	0.4
6,653	5.500%, due 11/01/16	6,685	0.0
3,484	5.500%, due 01/01/17	3,508	0.0
1,946	5.500%, due 01/01/17	1,955	0.0
6,468	5.500%, due 02/01/17	6,509	0.0
23,325	5.500%, due 10/01/17	23,739	0.0
5,494	5.500%, due 11/01/17	5,584	0.0
28,073	5.500%, due 11/01/17	28,511	0.0
1	5.500%, due 02/01/18	1	0.0
9,923	5.500%, due 09/01/18	10,243	0.0
15,307	5.500%, due 07/01/20	15,639	0.0
1,463	5.500%, due 04/01/21	1,559	0.0
10,912	5.500%, due 10/01/21	11,480	0.0
87,724	5.500%, due 11/01/21	94,613	0.0
296,865	5.500%, due 11/01/21	315,285	0.0
5,652	5.500%, due 11/01/21	5,951	0.0
95,540	5.500%, due 12/01/21	101,804	0.0
276,819	5.500%, due 12/01/21	298,934	0.0
277,217	5.500%, due 12/01/21	301,864	0.0
7,321	5.500%, due 01/01/22	7,960	0.0
48,384	5.500%, due 01/01/22	51,292	0.0
9,548	5.500%, due 01/01/22	10,244	0.0
47,790	5.500%, due 02/01/22	52,093	0.0
2,919	5.500%, due 04/01/22	3,183	0.0
36,294	5.500%, due 06/01/22	39,089	0.0
37,128	5.500%, due 06/01/22	40,139	0.0
2,311	5.500%, due 07/01/22	2,398	0.0
4,290	5.500%, due 07/01/22	4,666	0.0
55,877	5.500%, due 07/01/22	61,135	0.0
5,056	5.500%, due 08/01/22	5,371	0.0
88,590	5.500%, due 09/01/22	95,201	0.0
20,618	5.500%, due 09/01/22	22,632	0.0
112,307	5.500%, due 11/01/22	120,285	0.0
13,855	5.500%, due 01/01/23	15,220	0.0
8,893	5.500%, due 01/01/23	9,239	0.0
12,723	5.500%, due 02/01/23	13,784	0.0
14,587	5.500%, due 03/01/23	15,916	0.0
7,033	5.500%, due 04/01/23	7,674	0.0
24,676	5.500%, due 06/01/23	26,530	0.0
59,354	5.500%, due 08/01/23	65,062	0.0
4,100	5.500%, due 08/01/23	4,495	0.0
23,959	5.500%, due 08/01/23	26,496	0.0
11,274	5.500%, due 08/01/23	12,287	0.0
70,699	5.500%, due 09/01/23	78,117	0.0
10,962	5.500%, due 10/01/23	11,214	0.0
106,864	5.500%, due 11/01/23	114,242	0.0
4,657	5.500%, due 11/01/23	5,046	0.0

See Accompanying Notes to Financial Statements

111

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
6,450	5.500%, due 11/01/23	6,995	0.0
149,179	5.500%, due 02/01/24	162,326	0.0
2,169	5.500%, due 03/01/24	2,247	0.0
13,185	5.500%, due 07/01/24	14,705	0.0
77,220	5.500%, due 07/01/24	81,983	0.0
127,146	5.500%, due 05/01/25	132,243	0.0
123,795	5.500%, due 08/01/25	138,119	0.0
5,634	5.500%, due 07/01/27	6,329	0.0
1,235	5.500%, due 08/01/27	1,387	0.0
205,989	5.500%, due 03/01/34	233,958	0.0
202,673	5.500%, due 04/01/34	230,100	0.0
85,586	5.500%, due 11/01/34	97,122	0.0
78,887	5.500%, due 12/01/34	89,493	0.0
1,086,181	5.500%, due 02/01/35	1,232,973	0.0
144,575	5.500%, due 05/01/35	164,323	0.0
161,850	5.500%, due 09/01/35	182,484	0.0
1,243,225	5.500%, due 09/01/35	1,409,065	0.1
149,636	5.500%, due 04/01/36	168,055	0.0
218,337	5.500%, due 04/01/36	246,865	0.0
45,975	5.500%, due 05/01/36	51,689	0.0
152,589	5.500%, due 06/01/36	172,121	0.0
521,321	5.500%, due 07/01/36	592,457	0.0
294,292	5.500%, due 11/01/36	331,493	0.0
454,993	5.500%, due 12/01/36	513,217	0.0
86,780	5.500%, due 12/01/36	98,176	0.0
1,080,937	5.500%, due 12/01/36	1,218,803	0.0
148,342	5.500%, due 01/01/37	168,404	0.0
1,367,418	5.500%, due 03/01/37	1,542,483	0.1
649,182	5.500%, due 03/01/37	730,922	0.0
129,598	5.500%, due 03/01/37	145,908	0.0
569,585	5.500%, due 08/01/37	644,420	0.0
1,789	5.500%, due 01/01/38	2,012	0.0
2,203	5.500%, due 01/01/38	2,478	0.0
5,882	5.500%, due 01/01/38	6,627	0.0
23,359	5.500%, due 03/01/38	26,330	0.0
45,493	5.500%, due 05/01/38	51,304	0.0
0	5.500%, due 06/01/38	–	–
90,624	5.500%, due 06/01/38	102,020	0.0
2,397,635	5.500%, due 09/01/38	2,704,974	0.1
571,857	5.500%, due 12/01/38	643,918	0.0
162,316	5.500%, due 06/01/39	182,876	0.0
57,877	5.500%, due 04/01/40	65,043	0.0
134,764	5.500%, due 05/01/40	151,446	0.0
259,488	5.500%, due 06/01/40	291,615	0.0
21,256	5.500%, due 07/01/40	23,950	0.0
20,290	5.700%, due 07/01/36	20,411	0.0
169,043	5.700%, due 07/01/36	188,046	0.0
43,931	6.000%, due 10/01/18	45,763	0.0
15,534	6.000%, due 01/01/34	17,750	0.0
6,736	6.000%, due 07/01/34	7,768	0.0
105,751	6.000%, due 12/01/34	121,970	0.0
56,348	6.000%, due 05/01/35	64,384	0.0
111,875	6.000%, due 01/01/36	128,826	0.0
158,242	6.000%, due 01/01/36	180,811	0.0
40,177	6.000%, due 02/01/36	45,919	0.0
30,419	6.000%, due 03/01/36	34,964	0.0
64,823	6.000%, due 03/01/36	74,413	0.0
23,933	6.000%, due 04/01/36	27,388	0.0
50,022	6.000%, due 04/01/36	57,233	0.0
122,982	6.000%, due 05/01/36	141,120	0.0
795	6.000%, due 06/01/36	911	0.0
3,713	6.000%, due 08/01/36	4,243	0.0
20,802	6.000%, due 08/01/36	23,841	0.0
49,074	6.000%, due 09/01/36	56,073	0.0
131,279	6.000%, due 09/01/36	150,140	0.0
46,928	6.000%, due 09/01/36	53,785	0.0
94,175	6.000%, due 09/01/36	107,881	0.0
24,476	6.000%, due 10/01/36	27,967	0.0
26,496	6.000%, due 10/01/36	30,275	0.0
829,078	6.000%, due 12/01/36	950,036	0.0
212,652	6.000%, due 12/01/36	243,048	0.0
78,406	6.000%, due 01/01/37	89,614	0.0
13,861	6.000%, due 02/01/37	15,884	0.0
10,309	6.000%, due 04/01/37	11,781	0.0
207,416	6.000%, due 07/01/37	237,161	0.0
6,536	6.000%, due 08/01/37	7,468	0.0
50,974	6.000%, due 08/01/37	58,272	0.0
5,347	6.000%, due 08/01/37	6,123	0.0
9,242	6.000%, due 09/01/37	10,562	0.0
48,909	6.000%, due 09/01/37	55,937	0.0
66,546	6.000%, due 09/01/37	76,037	0.0
29,830	6.000%, due 09/01/37	34,146	0.0
13,000	6.000%, due 09/01/37	14,865	0.0
2,975	6.000%, due 09/01/37	3,399	0.0
965	6.000%, due 09/01/37	1,104	0.0
3,102	6.000%, due 10/01/37	3,546	0.0
957	6.000%, due 10/01/37	1,093	0.0
2,919	6.000%, due 10/01/37	3,338	0.0
9,629	6.000%, due 10/01/37	11,063	0.0
24,152	6.000%, due 11/01/37	27,597	0.0
9,117	6.000%, due 11/01/37	10,443	0.0
108,415	6.000%, due 11/01/37	123,970	0.0
7,843	6.000%, due 11/01/37	8,961	0.0
27,103	6.000%, due 11/01/37	31,033	0.0
34,994	6.000%, due 11/01/37	40,006	0.0
60,631	6.000%, due 11/01/37	69,278	0.0
25,283	6.000%, due 12/01/37	28,972	0.0
98,821	6.000%, due 12/01/37	113,107	0.0
20,151	6.000%, due 12/01/37	23,072	0.0
53,584	6.000%, due 12/01/37	61,226	0.0
41,471	6.000%, due 01/01/38	47,435	0.0
5,535	6.000%, due 01/01/38	6,324	0.0
185,848	6.000%, due 02/01/38	212,748	0.0
824	6.000%, due 02/01/38	941	0.0
135,755	6.000%, due 03/01/38	155,117	0.0
10,748	6.000%, due 03/01/38	12,297	0.0
672,457	6.000%, due 04/01/38	770,469	0.0
48,969	6.000%, due 04/01/38	56,119	0.0
62,380	6.000%, due 05/01/38	71,302	0.0
63,517	6.000%, due 05/01/38	72,576	0.0
3,868	6.000%, due 06/01/38	4,421	0.0
44,874	6.000%, due 07/01/38	51,274	0.0
22,885	6.000%, due 07/01/38	26,155	0.0
6,043	6.000%, due 08/01/38	6,963	0.0
972	6.000%, due 08/01/38	1,110	0.0
152,609	6.000%, due 09/01/38	174,374	0.0
24,563	6.000%, due 09/01/38	28,066	0.0
34,834	6.000%, due 09/01/38	39,802	0.0
6,086	6.000%, due 10/01/38	6,954	0.0
412,177	6.000%, due 10/01/38	470,962	0.0
126,386	6.000%, due 10/01/38	144,411	0.0
204,817	6.000%, due 10/01/38	234,265	0.0
23,619	6.000%, due 10/01/38	26,988	0.0
26,319	6.000%, due 05/01/39	30,073	0.0
1,442,658	6.000%, due 10/01/39	1,652,073	0.1
30,544	6.000%, due 11/01/39	34,905	0.0
28,731	6.500%, due 04/01/28	33,079	0.0
1,367	6.500%, due 04/01/30	1,583	0.0
4,822	6.500%, due 08/01/32	5,550	0.0
66,969	6.500%, due 02/01/34	77,098	0.0
12,330	6.500%, due 11/01/34	14,992	0.0
29,858	6.500%, due 01/01/36	34,385	0.0
58,624	6.500%, due 03/01/36	71,032	0.0
168,695	6.500%, due 04/01/36	207,972	0.0
3,361	6.500%, due 05/01/36	3,881	0.0
4,610	6.500%, due 06/01/36	5,306	0.0
3,141	6.500%, due 07/01/36	3,693	0.0
5,930	6.500%, due 07/01/36	7,037	0.0
193,490	6.500%, due 07/01/36	222,859	0.0
111,366	6.500%, due 07/01/36	128,251	0.0

See Accompanying Notes to Financial Statements

112

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
20,423		6.500%, due 07/01/36	24,703	0.0
50,869		6.500%, due 07/01/36	59,719	0.0
9,359		6.500%, due 08/01/36	10,780	0.0
4,324		6.500%, due 08/01/36	4,981	0.0
2,585,384		6.500%, due 08/25/36	2,953,757	0.1
31,260		6.500%, due 09/01/36	37,761	0.0
252,270		6.500%, due 09/01/36	293,727	0.0
17,456		6.500%, due 09/01/36	20,104	0.0
2,631		6.500%, due 09/01/36	3,148	0.0
373		6.500%, due 11/01/36	429	0.0
8,316		6.500%, due 11/01/36	9,631	0.0
1,869		6.500%, due 11/01/36	2,152	0.0
5,250		6.500%, due 12/01/36	6,046	0.0
2,361		6.500%, due 12/01/36	2,718	0.0
14,585		6.500%, due 12/01/36	16,790	0.0
917		6.500%, due 01/01/37	1,119	0.0
7,248		6.500%, due 01/01/37	8,343	0.0
40,343		6.500%, due 01/01/37	46,454	0.0
86,747		6.500%, due 01/01/37	103,829	0.0
25,096		6.500%, due 02/01/37	28,898	0.0
78,433		6.500%, due 03/01/37	90,303	0.0
22,342		6.500%, due 03/01/37	25,733	0.0
190,267		6.500%, due 03/01/37	227,367	0.0
14,794		6.500%, due 03/01/37	17,160	0.0
6,843		6.500%, due 04/01/37	7,880	0.0
297		6.500%, due 04/01/37	342	0.0
1,992		6.500%, due 07/01/37	2,293	0.0
9,891		6.500%, due 08/01/37	11,956	0.0
4,851		6.500%, due 08/01/37	5,586	0.0
9,552		6.500%, due 08/01/37	11,540	0.0
182,739		6.500%, due 09/01/37	210,474	0.0
29,788		6.500%, due 09/01/37	34,305	0.0
177,628		6.500%, due 09/01/37	204,524	0.0
2,853		6.500%, due 09/01/37	3,443	0.0
704		6.500%, due 09/01/37	811	0.0
5,154		6.500%, due 09/01/37	6,273	0.0
13,970		6.500%, due 09/01/37	16,092	0.0
2,155		6.500%, due 10/01/37	2,481	0.0
10,409		6.500%, due 10/01/37	11,985	0.0
63,262		6.500%, due 10/01/37	72,859	0.0
45,506		6.500%, due 10/01/37	56,186	0.0
5,619		6.500%, due 10/01/37	6,495	0.0
201,024		6.500%, due 11/01/37	231,529	0.0
1,572		6.500%, due 12/01/37	1,809	0.0
28,312		6.500%, due 12/01/37	32,861	0.0
1,482		6.500%, due 12/01/37	1,706	0.0
1,648		6.500%, due 12/01/37	1,897	0.0
20,086		6.500%, due 12/01/37	23,124	0.0
7,049		6.500%, due 12/01/37	8,119	0.0
187,085		6.500%, due 12/01/37	215,451	0.0
3,099		6.500%, due 12/01/37	3,568	0.0
42,662		6.500%, due 01/01/38	49,131	0.0
23,749		6.500%, due 01/01/38	27,334	0.0
1,524		6.500%, due 01/01/38	1,755	0.0
986		6.500%, due 01/01/38	1,136	0.0
385,357		6.500%, due 02/01/38	443,794	0.0
91,211		6.500%, due 03/01/38	108,103	0.0
113,493		6.500%, due 04/01/38	130,707	0.0
10,640		6.500%, due 05/01/38	12,253	0.0
1,669		6.500%, due 06/01/38	1,921	0.0
74,739		6.500%, due 08/01/38	86,083	0.0
377,799		6.500%, due 08/01/38	448,900	0.0
185,679		6.500%, due 08/01/38	219,912	0.0
82,137		6.500%, due 09/01/38	94,575	0.0
37,666		6.500%, due 09/01/38	43,383	0.0
53,655		6.500%, due 10/01/38	61,769	0.0
512,897		6.500%, due 10/01/38	598,063	0.0
8,370		6.500%, due 10/01/38	10,153	0.0
39,332		6.500%, due 10/01/38	45,562	0.0
110,878		6.500%, due 11/01/38	127,681	0.0
2,719		6.500%, due 01/01/39	3,131	0.0
117,510		6.500%, due 01/01/39	138,543	0.0
51,275		6.500%, due 03/01/39	59,038	0.0
5,753		6.500%, due 09/01/39	6,624	0.0
805,000		6.625%, due 11/15/30	1,236,113	0.0
3,430,000		7.125%, due 01/15/30	5,392,564	0.2
1,560,000		7.250%, due 05/15/30	2,490,308	0.1
			440,206,198	12.7

		Government National Mortgage Association: 7.6%
0		2.000%, due 02/20/41	–	–
48,339,000	W	3.000%, due 08/01/44	50,447,222	1.4
0		3.000%, due 08/20/45	–	–
19,246,507		3.000%, due 02/20/46	20,155,572	0.6
3,000,000		3.400%, due 02/16/47	3,209,738	0.1
5,000,000		3.400%, due 12/16/49	5,293,441	0.2
5,000,000		3.485%, due 02/16/44	5,339,712	0.2
79,911,000	W	3.500%, due 07/01/44	84,821,158	2.4
4,442,019		3.500%, due 05/20/45	4,720,064	0.1
2,000,000		3.500%, due 03/16/47	2,158,683	0.1
2,000,000		3.562%, due 04/16/41	2,113,230	0.1
5,000,000		3.940%, due 01/16/51	5,538,662	0.2
12,751,863		4.000%, due 10/20/43	13,673,469	0.4
9,490,848		4.000%, due 03/20/46	10,237,107	0.3
5,390,862		4.000%, due 03/20/46	5,817,822	0.2
542,717		4.397%, due 05/16/51	596,731	0.0
2,178,971		4.500%, due 02/20/41	2,379,951	0.1
661,983		4.500%, due 03/20/41	723,042	0.0
2,583,711		4.500%, due 05/20/41	2,822,031	0.1
2,932,995		4.500%, due 06/20/41	3,203,536	0.1
5,369,250		4.500%, due 07/20/41	5,864,515	0.2
2,164,970		4.500%, due 09/20/41	2,364,673	0.1
6,667,192		4.500%, due 10/20/41	7,282,193	0.2
23,474		5.000%, due 10/15/37	26,562	0.0
3,244		5.000%, due 04/15/38	3,613	0.0
142,272		5.000%, due 03/15/39	159,817	0.0
258,769		5.000%, due 08/15/39	291,033	0.0
2,057,704		5.000%, due 09/15/39	2,306,102	0.1
1,732,264		5.000%, due 09/15/39	1,947,338	0.1
1,522,567		5.000%, due 02/15/40	1,706,492	0.0
1,540,251		5.000%, due 04/15/40	1,734,367	0.1
2,302,696		5.000%, due 06/15/40	2,580,744	0.1
124,632		5.000%, due 07/15/40	139,131	0.0
1,399,250		5.000%, due 04/15/42	1,558,248	0.0
1,535,962		5.000%, due 04/20/42	1,692,364	0.0
68,902		5.500%, due 07/20/38	75,775	0.0
900,200		5.500%, due 09/20/39	989,397	0.0
63,139		5.500%, due 10/20/39	70,174	0.0
1,477,899		5.500%, due 11/20/39	1,624,333	0.0
35,230		5.500%, due 11/20/39	39,216	0.0
21,287		5.500%, due 12/20/40	23,416	0.0
65,335		5.500%, due 01/20/41	73,152	0.0
217,862		5.500%, due 03/20/41	241,877	0.0
673,988		5.500%, due 04/20/41	750,247	0.0
1,145,242		5.500%, due 05/20/41	1,274,570	0.0
1,060,357		5.500%, due 06/20/41	1,181,375	0.0
33,321		6.000%, due 10/15/36	38,494	0.0
104,019		6.000%, due 08/15/37	120,905	0.0
148,078		6.000%, due 11/15/37	169,462	0.0
18,336		6.000%, due 12/15/37	20,989	0.0
46,810		6.000%, due 01/15/38	53,607	0.0
57,671		6.000%, due 01/15/38	65,994	0.0
61,519		6.000%, due 02/15/38	70,466	0.0
246,422		6.000%, due 02/15/38	282,009	0.0
1,380		6.000%, due 02/15/38	1,579	0.0
3,427		6.000%, due 04/15/38	3,921	0.0
424,633		6.000%, due 05/15/38	486,132	0.0
381,284		6.000%, due 05/15/38	436,437	0.0
56,729		6.000%, due 07/15/38	64,922	0.0

See Accompanying Notes to Financial Statements

113

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
93,690	6.000%, due 09/15/38	107,422	0.0
136,299	6.000%, due 11/15/38	156,289	0.0
1,604,302	6.000%, due 08/20/40	1,854,260	0.1
		263,184,783	7.6

	Other U.S. Agency Obligations: 0.9%
22,990,000	1.100%, due 11/06/18	22,990,345	0.7
1,500,000	1.875%, due 08/15/22	1,538,413	0.0
75,000	5.125%, due 08/25/16	75,536	0.0
10,000	6.150%, due 01/15/38	14,892	0.0
5,000,000	7.125%, due 05/01/30	7,672,715	0.2
		32,291,901	0.9

	Total U.S. Government Agency Obligations
	(Cost $1,060,976,871)	1,085,168,172	31.2

	Total Long-Term Investments
	(Cost $3,464,418,588)	3,618,425,285	103.9

SHORT-TERM INVESTMENTS: 2.5%
	Commercial Paper: 0.7%
5,000,000	American Electric Power Inc., 0.780%, 08/04/16	4,996,272	0.2
15,000,000	Monsanto Company, 0.790%, 08/08/16	14,987,455	0.4
1,833,000	Pacific Gas & Electric Co., 0.810%, 08/02/16	1,831,666	0.1
		21,815,393	0.7

	Securities Lending Collateralcc: 1.4%
11,764,889	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $11,765,018, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $12,000,187, due 08/15/16-11/15/45)	11,764,889	0.3
11,764,889	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $11,765,040, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,000,187, due 07/15/16-09/20/65)	11,764,889	0.4
11,249,668	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $11,249,822, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,474,661, due 07/07/16-02/01/49)	11,249,668	0.3
11,764,889	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $11,765,034, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $12,000,187, due 03/15/18-09/09/49)	11,764,889	0.3
2,991,879	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,991,918, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,075,916, due 04/15/18-01/15/29)	2,991,879	0.1
		49,536,214	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
15,633,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $15,633,000)	15,633,000	0.4

	Total Short-Term Investments
	(Cost $86,979,498)	86,984,607	2.5

	Total Investments in Securities (Cost $3,551,398,086)	$3,705,409,892	106.4
	Liabilities in Excess of Other Assets	(223,481,673)	(6.4)
	Net Assets	$3,481,928,219	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.

See Accompanying Notes to Financial Statements

114

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $3,555,877,634.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$158,105,217
Gross Unrealized Depreciation	(8,572,959)

Net Unrealized Appreciation	$149,532,258

See Accompanying Notes to Financial Statements

115

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 12.5%
23,054	@	Amazon.com, Inc.	16,497,903	2.2
19,539	@	AMC Networks, Inc.	1,180,546	0.2
36,564		Carnival Corp.	1,616,129	0.2
138,952		Coach, Inc.	5,660,904	0.8
185,183		Comcast Corp. – Class A	12,072,080	1.6
57,150		Dollar General Corp.	5,372,100	0.7
96,391		Foot Locker, Inc.	5,288,010	0.7
60,140		Hasbro, Inc.	5,051,159	0.7
94,250		Home Depot, Inc.	12,034,782	1.6
122,137		Interpublic Group of Cos., Inc.	2,821,365	0.4
27,522		Lowe's Cos, Inc.	2,178,917	0.3
80,608		McDonald's Corp.	9,700,367	1.3
77,777	@	Michael Kors Holdings Ltd.	3,848,406	0.5
8,479	@	O'Reilly Automotive, Inc.	2,298,657	0.3
53,743		Ross Stores, Inc.	3,046,691	0.4
21,290		Starbucks Corp.	1,216,085	0.2
25,840		Walt Disney Co.	2,527,669	0.4
			92,411,770	12.5

		Consumer Staples: 10.2%
40,343		Altria Group, Inc.	2,782,053	0.4
64,533		Campbell Soup Co.	4,293,381	0.6
61,181		Church & Dwight Co., Inc.	6,294,913	0.9
82,761		Coca-Cola Co.	3,751,556	0.5
7,947		CVS Health Corp.	760,846	0.1
48,735		Dr Pepper Snapple Group, Inc.	4,709,263	0.6
107,120		Hormel Foods Corp.	3,920,592	0.5
29,489		JM Smucker Co.	4,494,418	0.6
113,489		PepsiCo, Inc.	12,023,025	1.6
118,254		Philip Morris International, Inc.	12,028,797	1.6
65,212		Procter & Gamble Co.	5,521,500	0.8
68,792		Tyson Foods, Inc.	4,594,618	0.6
136,745		Wal-Mart Stores, Inc.	9,985,120	1.4
			75,160,082	10.2

		Energy: 7.4%
64,230		Anadarko Petroleum Corp.	3,420,247	0.5
60,104		Canadian Natural Resources Ltd.	1,853,006	0.2
132,026		Chevron Corp.	13,840,286	1.9
75,001	L	Diamond Offshore Drilling	1,824,774	0.2
61,076	L	ENI SpA ADR	1,975,809	0.3
128,042		Exxon Mobil Corp.	12,002,657	1.6
76,640		Royal Dutch Shell PLC - Class A ADR	4,232,061	0.6
112,801		Schlumberger Ltd.	8,920,303	1.2
9,337		Tesoro Corp.	699,528	0.1
114,233		Valero Energy Corp.	5,825,883	0.8
			54,594,554	7.4

		Financials: 13.9%
15,846	@	Affiliated Managers Group, Inc.	2,230,641	0.3
38,881		Arthur J. Gallagher & Co.	1,850,736	0.2
182,995		Bank of America Corp.	2,428,344	0.3
51,414	@	Berkshire Hathaway, Inc. – Class B	7,444,233	1.0
189,493		Citigroup, Inc.	8,032,608	1.1
118,884		Discover Financial Services	6,370,994	0.9
105,486		Gaming and Leisure Properties, Inc.	3,637,157	0.5
79,129		General Growth Properties, Inc.	2,359,627	0.3
273,707		Host Hotels & Resorts, Inc.	4,436,790	0.6
234,829		JPMorgan Chase & Co.	14,592,274	2.0
314,706		Keycorp	3,477,501	0.5
112,470		Lazard Ltd.	3,349,357	0.4
100,154		Liberty Property Trust	3,978,117	0.5
265,783		Navient Corp.	3,176,107	0.4
92,592		Prudential Financial, Inc.	6,605,513	0.9
40,089		Simon Property Group, Inc.	8,695,304	1.2
29,183	@	Synchrony Financial	737,746	0.1
86,916		T. Rowe Price Group, Inc.	6,342,261	0.9
118,077		Unum Group	3,753,668	0.5
203,771		Wells Fargo & Co.	9,644,481	1.3
			103,143,459	13.9

		Health Care: 15.3%
113,963		AbbVie, Inc.	7,055,449	1.0
1,593	@	Allergan plc	368,126	0.0
65,607		Amgen, Inc.	9,982,105	1.4
11,932		Anthem, Inc.	1,567,149	0.2
51,216	L	AstraZeneca PLC ADR	1,546,211	0.2
12,284	@	Biogen, Inc.	2,970,517	0.4
12,957		Bristol-Myers Squibb Co.	952,987	0.1
41,744		Cardinal Health, Inc.	3,256,449	0.4
30,762	@	Centene Corp.	2,195,484	0.3
79,011		Danaher Corp.	7,980,111	1.1
60,823	@	Edwards Lifesciences Corp.	6,065,878	0.8
68,442	@	Express Scripts Holding Co.	5,187,904	0.7
120,350		Gilead Sciences, Inc.	10,039,597	1.4
141,988	@	Hologic, Inc.	4,912,785	0.7
9,906	@	Intuitive Surgical, Inc.	6,551,927	0.9
80,158		Johnson & Johnson	9,723,165	1.3
38,023		Medtronic PLC	3,299,256	0.4
212,414		Merck & Co., Inc.	12,237,171	1.7
137,748		Pfizer, Inc.	4,850,107	0.7
5,234		Shire PLC ADR	963,475	0.1
78,593		UnitedHealth Group, Inc.	11,097,332	1.5
			112,803,185	15.3

		Industrials: 9.5%
4,691		3M Co.	821,488	0.1
6,430		Boeing Co.	835,064	0.1
45,024		Cummins, Inc.	5,062,499	0.7
162,110		Delta Air Lines, Inc.	5,905,667	0.8
14,712		Equifax, Inc.	1,889,021	0.3
85,495		Fortune Brands Home & Security, Inc.	4,956,145	0.7
31,540		General Dynamics Corp.	4,391,630	0.6

See Accompanying Notes to Financial Statements

1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
262,494		General Electric Co.	8,263,311	1.1
31,823		Honeywell International, Inc.	3,701,651	0.5
28,778		Ingersoll-Rand PLC - Class A	1,832,583	0.3
18,510		Lincoln Electric Holdings, Inc.	1,093,571	0.1
192,743		Masco Corp.	5,963,468	0.8
63,131		Nielsen NV	3,280,918	0.4
32,852		Northrop Grumman Corp.	7,302,343	1.0
130,906	@	Quanta Services, Inc.	3,026,547	0.4
141,540		Southwest Airlines Co.	5,549,783	0.8
55,881		Stanley Black & Decker, Inc.	6,215,085	0.8
			70,090,774	9.5

		Information Technology: 19.1%
33,043		Activision Blizzard, Inc.	1,309,494	0.2
6,730	@	Alphabet, Inc. - Class A	4,734,757	0.7
11,655	@	Alphabet, Inc. - Class C	8,066,425	1.1
251,167		Apple, Inc.	24,011,565	3.3
277,732		Applied Materials, Inc.	6,657,236	0.9
48,171		Broadcom Ltd.	7,485,773	1.0
393,835		Cisco Systems, Inc.	11,299,126	1.5
45,923		CSRA, Inc.	1,075,976	0.2
27,065	@	F5 Networks, Inc.	3,081,080	0.4
141,961	@	Facebook, Inc.	16,223,303	2.2
9,260		International Business Machines Corp.	1,405,483	0.2
80,873		Intel Corp.	2,652,634	0.4
73,422		Lam Research Corp.	6,171,853	0.8
10,799		Mastercard, Inc.	950,960	0.1
364,563		Microsoft Corp.	18,654,689	2.5
157,929		NetApp, Inc.	3,883,474	0.5
35,863		Oracle Corp.	1,467,873	0.2
142,870	@	PayPal Holdings, Inc.	5,216,184	0.7
168,358		Qualcomm, Inc.	9,018,938	1.2
42,246	@	Red Hat, Inc.	3,067,060	0.4
30,867		Visa, Inc. - Class A	2,289,405	0.3
47,684		Western Digital Corp.	2,253,546	0.3
			140,976,834	19.1

		Materials: 3.5%
75,224	@	Crown Holdings, Inc.	3,811,600	0.5
150,273		Dow Chemical Co.	7,470,071	1.0
64,872		Eastman Chemical Co.	4,404,809	0.6
34,126		International Paper Co.	1,446,260	0.2
54,224		LyondellBasell Industries NV - Class A	4,035,350	0.6
89,437		Nucor Corp.	4,419,082	0.6
			25,587,172	3.5

		Telecommunication Services: 3.2%
380,106		AT&T, Inc.	16,424,380	2.2
132,525		Verizon Communications, Inc.	7,400,196	1.0
			23,824,576	3.2

		Utilities: 4.1%
12,003		AGL Resources, Inc.	791,838	0.1
22,774		Ameren Corp.	1,220,231	0.2
170,213		Centerpoint Energy, Inc.	4,085,112	0.5
61,598		Edison International	4,784,316	0.6
196,419		Exelon Corp.	7,141,795	1.0
27,802		FirstEnergy Corp.	970,568	0.1
56,703		NextEra Energy, Inc.	7,394,071	1.0
65,989		PG&E Corp.	4,218,017	0.6
			30,605,948	4.1

	Total Common Stock
	(Cost $664,471,280)		729,198,354	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 0.7%
1,275,265	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,275,279, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,300,770, due 08/15/16-11/15/45)	1,275,265	0.1
1,275,265	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,275,281, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,300,770, due 07/15/16-09/20/65)	1,275,265	0.2
1,275,265	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,275,282, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,300,770, due 07/07/16-02/01/49)	1,275,265	0.2
1,275,265	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,275,281, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,300,770, due 03/15/18-09/09/49)	1,275,265	0.2

See Accompanying Notes to Financial Statements

2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
268,364	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $268,367, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $273,731, due 12/01/16-02/20/66)	268,364	0.0
		5,369,424	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
9,322,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $9,322,715)	9,322,715	1.3

	Total Short-Term Investments
	(Cost $14,692,139)	14,692,139	2.0

	Total Investments in Securities (Cost $679,163,419)	$743,890,493	100.7
	Liabilities in Excess of Other Assets	(5,258,791)	(0.7)
	Net Assets	$738,631,702	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $680,064,138.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$81,348,865
Gross Unrealized Depreciation	(17,522,510)

Net Unrealized Appreciation	$63,826,355

See Accompanying Notes to Financial Statements

3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 11.8%
147,180		Abercrombie & Fitch Co.	2,621,276	0.4
24,460	@	AMC Networks, Inc.	1,477,873	0.2
67,938		American Eagle Outfitters, Inc.	1,082,252	0.2
100,581		Big Lots, Inc.	5,040,114	0.8
116,028		Brunswick Corp.	5,258,389	0.8
23,063		Carter's, Inc.	2,455,518	0.4
85,347		Cheesecake Factory	4,108,605	0.7
12,036		Churchill Downs, Inc.	1,520,869	0.2
55,007		Cinemark Holdings, Inc.	2,005,555	0.3
17,653	L	Cracker Barrel Old Country Store, Inc.	3,026,960	0.5
48,621		Dana Holding Corp.	513,438	0.1
37,287		Domino's Pizza, Inc.	4,898,766	0.8
59,824		Foot Locker, Inc.	3,281,945	0.5
58,138	L	GameStop Corp.	1,545,308	0.2
269,848		Gentex Corp.	4,169,152	0.7
31,883		Hasbro, Inc.	2,677,853	0.4
12,838		International Speedway Corp.	429,431	0.1
35,716		Jack in the Box, Inc.	3,068,719	0.5
33,440		Lear Corp.	3,402,854	0.5
100,896	@	LKQ Corp.	3,198,403	0.5
142,353		New York Times Co.	1,722,471	0.3
878	@	NVR, Inc.	1,563,138	0.3
54,864		Pool Corp.	5,158,862	0.8
18,234	@	Skechers USA, Inc.	541,914	0.1
28,232		Thor Industries, Inc.	1,827,740	0.3
59,800	@	Toll Brothers, Inc.	1,609,218	0.3
7,197	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,753,477	0.3
21,786		Vail Resorts, Inc.	3,011,479	0.5
62,855		Wendy's Company	604,665	0.1
			73,576,244	11.8

		Consumer Staples: 5.6%
112,127	@	Blue Buffalo Pet Products, Inc.	2,617,044	0.4
32,401		Casey's General Stores, Inc.	4,261,055	0.7
29,785		Church & Dwight Co., Inc.	3,064,579	0.5
196,818		Dean Foods Co.	3,560,438	0.6
250,590		Flowers Foods, Inc.	4,698,562	0.8
50,651		Ingredion, Inc.	6,554,746	1.0
80,157		Pinnacle Foods, Inc.	3,710,468	0.6
14,736	@	Post Holdings, Inc.	1,218,520	0.2
26,936	@	Sprouts Farmers Market, Inc.	616,834	0.1
36,428	@	TreeHouse Foods, Inc.	3,739,334	0.6
13,718	@	WhiteWave Foods Co.	643,923	0.1
			34,685,503	5.6

		Energy: 3.4%
72,698	@	Dril-Quip, Inc.	4,247,744	0.7
16,676		EQT Corp.	1,291,223	0.2
179,060		Nabors Industries Ltd.	1,799,553	0.3
343,387	L	Noble Corp. PLC	2,829,509	0.5
266,545		QEP Resources, Inc.	4,699,189	0.7
204,008		Rowan Companies PLC	3,602,781	0.6
134,320		Superior Energy Services	2,472,831	0.4
			20,942,830	3.4

		Financials: 25.5%
15,832	@	Affiliated Managers Group, Inc.	2,228,671	0.4
1,138	@	Alleghany Corp.	625,422	0.1
63,757		Arthur J. Gallagher & Co.	3,034,833	0.5
80,989		Aspen Insurance Holdings Ltd.	3,756,270	0.6
93,723		Bancorpsouth, Inc.	2,126,575	0.3
11,746		Camden Property Trust	1,038,581	0.2
155,951		Care Capital Properties, Inc.	4,087,476	0.7
92,819	@	Communications Sales & Leasing, Inc.	2,682,469	0.4
96,951		Corporate Office Properties Trust SBI MD	2,866,841	0.5
121,952		DCT Industrial Trust, Inc.	5,858,574	0.9
41,404		Duke Realty Corp.	1,103,831	0.2
73,454		East-West Bancorp., Inc.	2,510,658	0.4
65,661		Endurance Specialty Holdings Ltd.	4,409,793	0.7
34,100		Everest Re Group Ltd.	6,229,047	1.0
122,490		First American Financial Corp.	4,926,548	0.8
112,555		First Industrial Realty Trust, Inc.	3,131,280	0.5
49,710		Hanover Insurance Group, Inc.	4,206,460	0.7
72,695		Hartford Financial Services Group, Inc.	3,226,204	0.5
69,852		Highwoods Properties, Inc.	3,688,186	0.6
106,031		Hospitality Properties Trust	3,053,693	0.5
50,355		Jones Lang LaSalle, Inc.	4,907,095	0.8
261,418		Keycorp	2,888,669	0.5
195,166		LaSalle Hotel Properties	4,602,014	0.7
89,213		Lazard Ltd.	2,656,763	0.4
129,419		Liberty Property Trust	5,140,523	0.8
10,622		MarketAxess Holdings, Inc.	1,544,439	0.2
63,760		Mid-America Apartment Communities, Inc.	6,784,064	1.1
75,916	L	New York Community Bancorp., Inc.	1,137,981	0.2
64,908		Old Republic International Corp.	1,252,075	0.2
35,389		Omega Healthcare Investors, Inc.	1,201,456	0.2
126,085		PacWest Bancorp	5,015,661	0.8
69,422		Primerica, Inc.	3,973,715	0.6
46,994		PrivateBancorp, Inc.	2,069,146	0.3
44,095		Prosperity Bancshares, Inc.	2,248,404	0.4
38,278		Raymond James Financial, Inc.	1,887,105	0.3
7,697		Regency Centers Corp.	644,470	0.1
25,975		RenaissanceRe Holdings Ltd.	3,050,504	0.5

See Accompanying Notes to Financial Statements

4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
81,305		SEI Investments Co.	3,911,584	0.6
50,103	@	Signature Bank	6,258,867	1.0
208,745	@	SLM Corp.	1,290,044	0.2
42,610		Sovran Self Storage, Inc.	4,470,641	0.7
76,890	@	Stifel Financial Corp.	2,418,190	0.4
49,851	@	SVB Financial Group	4,743,821	0.8
78,447		Taubman Centers, Inc.	5,820,767	0.9
58,088		Umpqua Holdings Corp.	898,621	0.1
104,777		Urban Edge Properties	3,128,641	0.5
102,449		Waddell & Reed Financial, Inc.	1,764,172	0.3
62,908		Washington Federal, Inc.	1,526,148	0.2
58,687		Webster Financial Corp.	1,992,424	0.3
132,466		Weingarten Realty Investors	5,407,262	0.9
			159,426,678	25.5

		Health Care: 9.1%
32,047	@	Abiomed, Inc.	3,502,417	0.6
74,642	@	Akorn, Inc.	2,126,177	0.3
28,234	@	Align Technology, Inc.	2,274,249	0.4
44,242	@	Centene Corp.	3,157,552	0.5
61,139	@	Charles River Laboratories International, Inc.	5,040,299	0.8
5,966		Cooper Cos., Inc.	1,023,587	0.2
29,481	@	Edwards Lifesciences Corp.	2,940,140	0.5
28,638		Hill-Rom Holdings, Inc.	1,444,787	0.2
72,643	@	Hologic, Inc.	2,513,448	0.4
7,218	@	Idexx Laboratories, Inc.	670,264	0.1
2,864	@	Intuitive Surgical, Inc.	1,894,278	0.3
41,546	@	Mednax, Inc.	3,009,177	0.5
5,988	@	Mettler Toledo International, Inc.	2,185,141	0.3
21,102	@	Molina Healthcare, Inc.	1,052,990	0.2
129,830		Owens & Minor, Inc.	4,853,045	0.8
31,545	@	Quintiles Transnational Holdings, Inc.	2,060,519	0.3
30,313		Resmed, Inc.	1,916,691	0.3
64,195		STERIS PLC	4,413,406	0.7
3,588		Teleflex, Inc.	636,188	0.1
21,168	@	United Therapeutics Corp.	2,242,115	0.4
28,738	@	VCA, Inc.	1,942,976	0.3
55,069	@	WellCare Health Plans, Inc.	5,907,802	0.9
			56,807,248	9.1

		Industrials: 12.6%
30,390		Carlisle Cos., Inc.	3,211,615	0.5
54,690		Clarcor, Inc.	3,326,793	0.5
56,800		Curtiss-Wright Corp.	4,785,400	0.8
21,198		Equifax, Inc.	2,721,823	0.4
63,253		Fortune Brands Home & Security, Inc.	3,666,776	0.6
4,670	@	Genesee & Wyoming, Inc.	275,296	0.0
40,839		Herman Miller, Inc.	1,220,678	0.2
36,926		Huntington Ingalls Industries, Inc.	6,204,676	1.0
66,372		IDEX Corp.	5,449,141	0.9
230,256	@	JetBlue Airways Corp.	3,813,039	0.6
18,635	@	Kirby Corp.	1,162,638	0.2
29,689	@	KLX, Inc.	920,359	0.1
10,297		Lennox International, Inc.	1,468,352	0.2
80,974		Lincoln Electric Holdings, Inc.	4,783,944	0.8
67,837		Manpowergroup, Inc.	4,364,633	0.7
98,339		Masco Corp.	3,042,609	0.5
37,401		MSC Industrial Direct Co.	2,639,015	0.4
3,693		Nordson Corp.	308,772	0.1
8,734	@	Old Dominion Freight Line	526,747	0.1
72,360		Orbital ATK, Inc.	6,160,730	1.0
58,266		Regal-Beloit Corp.	3,207,543	0.5
37,932	@	Teledyne Technologies, Inc.	3,757,165	0.6
128,759		Timken Co.	3,947,751	0.6
65,188		Toro Co.	5,749,582	0.9
121,953		Trinity Industries, Inc.	2,264,667	0.4
			78,979,744	12.6

		Information Technology: 17.4%
35,217	@	Ansys, Inc.	3,195,943	0.5
230,744	@	ARRIS International PLC	4,836,394	0.8
79,036	@	Arrow Electronics, Inc.	4,892,328	0.8
61,515		Avnet, Inc.	2,491,973	0.4
31,423		Belden, Inc.	1,897,007	0.3
51,752		Broadridge Financial Solutions, Inc. ADR	3,374,230	0.5
242,211		Brocade Communications Systems, Inc.	2,223,497	0.4
25,319	@	Cadence Design Systems, Inc.	615,252	0.1
12,405		CDK Global, Inc.	688,353	0.1
41,117	@	Commvault Systems, Inc.	1,775,843	0.3
45,035		Convergys Corp.	1,125,875	0.2
14,625	@	CoStar Group, Inc.	3,197,902	0.5
6,831		Fair Isaac Corp.	771,971	0.1
41,249	@	Fortinet, Inc.	1,303,056	0.2
22,368	@	Gartner, Inc.	2,178,867	0.3
142,498		Ingram Micro, Inc.	4,956,080	0.8
231,916	@	Integrated Device Technology, Inc.	4,668,469	0.7
261,734		Intersil Corp.	3,543,878	0.6
69,435		j2 Global, Inc.	4,386,209	0.7
18,192		Jack Henry & Associates, Inc.	1,587,616	0.3
40,403		Lam Research Corp.	3,396,276	0.5
82,709	@	Manhattan Associates, Inc.	5,304,128	0.9
49,220		Maxim Integrated Products	1,756,662	0.3
102,301	@	Microsemi Corp.	3,343,197	0.5
134,635		National Instruments Corp.	3,688,999	0.6
49,478	@	Netscout Systems, Inc.	1,100,886	0.2
109,406	@,L	NeuStar, Inc.	2,572,135	0.4
56,051		Plantronics, Inc.	2,466,244	0.4
170,145	@	Polycom, Inc.	1,914,131	0.3
18,551	@	PTC, Inc.	697,147	0.1
42,352	@	Red Hat, Inc.	3,074,755	0.5
36,172		SYNNEX Corp.	3,429,829	0.5
13,322	@	Synopsys, Inc.	720,454	0.1
22,048	@	Tech Data Corp.	1,584,149	0.3
221,049	@	Trimble Navigation Ltd.	5,384,754	0.9

See Accompanying Notes to Financial Statements

5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
25,176	@	Tyler Technologies, Inc.	4,197,091	0.7
27,472	@	Ultimate Software Group, Inc.	5,777,087	0.9
55,027	@	Vantiv, Inc.	3,114,528	0.5
25,671	@,L	WebMD Health Corp.	1,491,742	0.2
			108,724,937	17.4

		Materials: 7.1%
26,600		Albemarle Corp.	2,109,646	0.3
5,532		Ashland, Inc.	634,908	0.1
24,870		Cabot Corp.	1,135,564	0.2
62,440		Carpenter Technology Corp.	2,056,149	0.3
263,974		Commercial Metals Co.	4,461,161	0.7
73,271	@	Crown Holdings, Inc.	3,712,642	0.6
24,623		Eastman Chemical Co.	1,671,902	0.3
51,818		Minerals Technologies, Inc.	2,943,262	0.5
121,130		Olin Corp.	3,008,869	0.5
100,378		Packaging Corp. of America	6,718,300	1.1
42,955		Reliance Steel & Aluminum Co.	3,303,239	0.5
42,293		RPM International, Inc.	2,112,535	0.4
213,511		Steel Dynamics, Inc.	5,231,019	0.8
7,242		Valspar Corp.	782,353	0.1
100,072		Worthington Industries, Inc.	4,233,046	0.7
			44,114,595	7.1

		Utilities: 5.9%
24,058		Alliant Energy Corp.	955,103	0.1
28,346		Atmos Energy Corp.	2,305,097	0.4
81,860		Black Hills Corp.	5,160,454	0.8
151,129		Great Plains Energy, Inc.	4,594,322	0.7
45,475		Idacorp, Inc.	3,699,391	0.6
85,026		National Fuel Gas Co.	4,836,279	0.8
52,074		OGE Energy Corp.	1,705,423	0.3
35,734		ONE Gas, Inc.	2,379,527	0.4
48,107		Questar Corp.	1,220,475	0.2
142,706	@	Talen Energy Corp.	1,933,666	0.3
136,526		UGI Corp.	6,177,801	1.0
33,108		Westar Energy, Inc.	1,857,028	0.3
			36,824,566	5.9

	Total Common Stock
	(Cost $573,777,234)		614,082,345	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 1.8%
2,771,996	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,772,026, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,827,436, due 08/15/16-11/15/45)	2,771,996	0.4
2,771,996	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,772,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,827,436, due 07/15/16-09/20/65)	2,771,996	0.4
2,771,996	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,772,034, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,827,436, due 07/07/16-02/01/49)	2,771,996	0.5
2,771,996	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,772,030, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $2,827,436, due 03/15/18-09/09/49)	2,771,996	0.4
583,464	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $583,471, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $595,133, due 12/01/16-02/20/66)	583,464	0.1
		11,671,448	1.8

See Accompanying Notes to Financial Statements

6

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
7,940,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $7,940,608)	7,940,608	1.3

	Total Short-Term Investments
	(Cost $19,612,056)	19,612,056	3.1

	Total Investments in Securities (Cost $593,389,290)	$633,694,401	101.5
	Liabilities in Excess of Other Assets	(9,581,103)	(1.5)
	Net Assets	$624,113,298	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $594,341,497.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,151,761
Gross Unrealized Depreciation	(28,798,857)

Net Unrealized Appreciation	$39,352,904

See Accompanying Notes to Financial Statements

7

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 13.7%
128,912	@	Belmond Ltd	1,276,229	0.5
10,647		Big Lots, Inc.	533,521	0.2
100,767	@	Boyd Gaming Corp.	1,854,113	0.7
20,770	@	Bright Horizons Family Solutions, Inc.	1,377,259	0.5
22,587	@	Burlington Stores, Inc.	1,506,779	0.5
19,555		Caleres, Inc.	473,427	0.2
155,548		Callaway Golf Co.	1,588,145	0.6
30,598		Childrens Place Retail Stores, Inc.	2,453,348	0.9
22,875		Cinemark Holdings, Inc.	834,022	0.3
4,390		Drew Industries, Inc.	372,448	0.1
9,216		Ethan Allen Interiors, Inc.	304,497	0.1
26,944		Finish Line, Inc.	543,999	0.2
57,711	@	Five Below, Inc.	2,678,367	0.9
8,743	@	Gentherm, Inc.	299,448	0.1
22,157		Haverty Furniture Cos., Inc.	399,491	0.1
12,396	@	Helen of Troy Ltd.	1,274,805	0.4
10,323	@,L	Hibbett Sporting Goods, Inc.	359,137	0.1
9,371		Jack in the Box, Inc.	805,156	0.3
80,112		La-Z-Boy, Inc.	2,228,716	0.8
2,391		Lithia Motors, Inc.	169,928	0.1
53,509	@	M/I Homes, Inc.	1,007,574	0.4
32,548		Marriott Vacations Worldwide Corp.	2,229,212	0.8
38,683	@	Meritage Homes Corp.	1,452,160	0.5
35,543		Monro Muffler Brake, Inc.	2,259,113	0.8
33,239		Movado Group, Inc.	720,621	0.3
12,962		Nutri/System, Inc.	328,716	0.1
28,462	L	Outerwall, Inc.	1,195,404	0.4
29,658		Papa John's International, Inc.	2,016,744	0.7
6,302	@	Perry Ellis International, Inc.	126,796	0.0
58,389		Ruth's Hospitality Group, Inc.	931,305	0.3
68,679		Sonic Corp.	1,857,767	0.7
14,970		Standard Motor Products, Inc.	595,507	0.2
23,910	@	Unifi, Inc.	651,069	0.2
3,328	@	Universal Electronics, Inc.	240,548	0.1
6,222		Vail Resorts, Inc.	860,067	0.3
21,921		Wolverine World Wide, Inc.	445,435	0.2
20,255	@,L	Zumiez, Inc.	289,849	0.1
			38,540,722	13.7

		Consumer Staples: 2.2%
37,174	L	Cal-Maine Foods, Inc.	1,647,552	0.6
18,670	@	Central Garden & Pet Co.	405,326	0.1
6,592		Inter Parfums, Inc.	188,333	0.1
4,885		Medifast, Inc.	162,524	0.1
32,590		Pinnacle Foods, Inc.	1,508,591	0.5
18,731	L	Sanderson Farms, Inc.	1,622,854	0.6
7,256		SpartanNash Co.	221,888	0.1
5,190		Universal Corp.	299,671	0.1
			6,056,739	2.2

		Energy: 3.6%
46,617		Archrock, Inc.	439,132	0.1
110,033	L	Atwood Oceanics, Inc.	1,377,613	0.5
34,758	@	Bill Barrett Corp.	222,104	0.1
63,713	@	Carrizo Oil & Gas, Inc.	2,284,111	0.8
22,467	@	Dril-Quip, Inc.	1,312,747	0.5
53,523	@,L	Hornbeck Offshore Services, Inc.	446,382	0.2
40,448	@,L	Northern Oil And Gas, Inc.	186,870	0.1
4,817	@	PDC Energy, Inc.	277,507	0.1
23,947	@	Rex Stores Corp.	1,432,749	0.5
67,450	@	Tetra Technologies, Inc.	429,656	0.1
87,827	@	Unit Corp.	1,366,588	0.5
10,744		US Silica Holdings, Inc.	370,346	0.1
			10,145,805	3.6

		Financials: 21.7%
7,557		Acadia Realty Trust	268,425	0.1
30,541		Amerisafe, Inc.	1,869,720	0.7
26,586		Astoria Financial Corp.	407,563	0.1
55,513		BBCN Bancorp, Inc.	828,254	0.3
38,156	@,L	BofI Holding, Inc.	675,743	0.2
55,390		Brookline Bancorp., Inc.	610,952	0.2
7,748		Cash America International, Inc.	330,220	0.1
31,075		Cedar Shopping Centers, Inc.	230,887	0.1
33,404		Central Pacific Financial Corp.	788,334	0.3
62,399		Chesapeake Lodging Trust	1,450,777	0.5
15,371		Coresite Realty Corp.	1,363,254	0.5
30,824		DCT Industrial Trust, Inc.	1,480,785	0.5
182,657		DiamondRock Hospitality Co.	1,649,393	0.6
31,836		EastGroup Properties, Inc.	2,194,137	0.8
25,884		Employers Holdings, Inc.	751,154	0.3
46,052		Evercore Partners, Inc.	2,035,038	0.7
31,375		First American Financial Corp.	1,261,902	0.4
67,076		Great Western Bancorp, Inc.	2,115,577	0.8
43,023		Hanmi Financial Corp.	1,010,610	0.4
23,042		HCI Group, Inc.	628,586	0.2
31,895		HFF, Inc.	921,127	0.3
70,956		Home Bancshares, Inc.	1,404,219	0.5
54,339		Horace Mann Educators Corp.	1,836,115	0.7
30,082		Interactive Brokers Group, Inc.	1,064,903	0.4
17,502		Investment Technology Group, Inc.	292,633	0.1
112,411		Investors Bancorp, Inc.	1,245,514	0.4
58,422		Janus Capital Group, Inc.	813,234	0.3
57,541		LaSalle Hotel Properties	1,356,817	0.5
5,276	@,L	LendingTree, Inc.	466,029	0.2
60,115		Lexington Realty Trust	607,763	0.2

See Accompanying Notes to Financial Statements

8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
74,933		MB Financial, Inc.	2,718,569	1.0
178,005	@	MGIC Investment Corp.	1,059,130	0.4
18,211		Northfield Bancorp, Inc./NJ	270,069	0.1
38,512		OFG Bancorp	319,650	0.1
30,032		Parkway Properties, Inc.	502,435	0.2
41,762		Pinnacle Financial Partners, Inc.	2,040,074	0.7
5,518		ProAssurance Corp.	295,489	0.1
8,664		Provident Financial Services, Inc.	170,161	0.1
18,093		PS Business Parks, Inc.	1,919,305	0.7
94,320		Radian Group, Inc.	982,814	0.3
23,596		RE/MAX Holdings, Inc.	949,975	0.3
4,143		RLI Corp.	284,955	0.1
67,065		Selective Insurance Group	2,562,554	0.9
5,391		ServisFirst Bancshares, Inc.	266,261	0.1
39,158		Simmons First National Corp.	1,808,512	0.6
137,676		Sterling Bancorp/DE	2,161,513	0.8
41,633		STORE Capital Corp.	1,226,092	0.4
140,470		Summit Hotel Properties, Inc.	1,859,823	0.7
6,805	@	SVB Financial Group	647,564	0.2
105,429		Talmer Bancorp, Inc.	2,021,074	0.7
57,808		Trustco Bank Corp.	370,549	0.1
6,911		United Bankshares, Inc.	259,232	0.1
13,644		United Fire Group, Inc.	578,915	0.2
49,190		United Insurance Holdings Corp.	805,732	0.3
32,923		Webster Financial Corp.	1,117,736	0.4
38,881	@	Western Alliance Bancorp.	1,269,465	0.5
5,318		Wintrust Financial Corp.	271,218	0.1
4,103	@	World Acceptance Corp.	187,097	0.1
			60,885,628	21.7

		Health Care: 12.7%
51,441	@	Air Methods Corp.	1,843,131	0.7
3,900	@	Almost Family, Inc.	166,179	0.1
59,894	@	AMN Healthcare Services, Inc.	2,393,963	0.8
7,532		Analogic Corp.	598,342	0.2
13,459		Cantel Medical Corp.	925,037	0.3
13,690	@	Charles River Laboratories International, Inc.	1,128,604	0.4
6,970		Chemed Corp.	950,081	0.3
40,885	@	Cynosure, Inc.	1,988,851	0.7
24,684	@,L	Depomed, Inc.	484,300	0.2
28,593	@	Emergent Biosolutions, Inc.	804,035	0.3
23,138	@,L	Enanta Pharmaceuticals, Inc.	510,193	0.2
50,959	@	Greatbatch, Inc.	1,576,162	0.6
18,570		Healthsouth Corp.	720,887	0.3
12,049	@	Impax Laboratories, Inc.	347,252	0.1
14,449	@,L	Lannett Co., Inc.	343,742	0.1
3,714	@,L	Ligand Pharmaceuticals, Inc.	442,969	0.2
90,914	@	Luminex Corp.	1,839,190	0.6
50,835	@	Masimo Corp.	2,669,600	0.9
87,651	@	Merit Medical Systems, Inc.	1,738,119	0.6
56,032	@	Natus Medical, Inc.	2,118,010	0.7
34,049	@	Nektar Therapeutics	484,517	0.2
18,195	@	Neogen Corp.	1,023,469	0.4
51,691	@	NuVasive, Inc.	3,086,987	1.1
61,900	@	Omnicell, Inc.	2,118,837	0.7
27,569		Owens & Minor, Inc.	1,030,529	0.4
120,666	@	Select Medical Holdings Corp.	1,311,639	0.5
25,549	@	SurModics, Inc.	599,891	0.2
27,153	@	Team Health Holdings, Inc.	1,104,312	0.4
12,699	@	WellCare Health Plans, Inc.	1,362,349	0.5
			35,711,177	12.7

		Industrials: 18.5%
68,829		ABM Industries, Inc.	2,510,882	0.9
78,255		Actuant Corp.	1,769,346	0.6
14,279	@	Aegion Corp.	278,583	0.1
14,382		Allegiant Travel Co.	2,178,873	0.8
3,500	@	American Woodmark Corp.	232,330	0.1
6,278		Apogee Enterprises, Inc.	290,985	0.1
20,206		ArcBest Corp.	328,347	0.1
41,658	@	Atlas Air Worldwide Holdings, Inc.	1,725,474	0.6
14,710		AZZ, Inc.	882,306	0.3
62,955		Barnes Group, Inc.	2,085,070	0.7
46,822		Brady Corp.	1,430,880	0.5
35,747		CIRCOR International, Inc.	2,037,222	0.7
8,827		Comfort Systems USA, Inc.	287,495	0.1
8,407		Curtiss-Wright Corp.	708,290	0.3
3,397	@	Dycom Industries, Inc.	304,915	0.1
7,385		EMCOR Group, Inc.	363,785	0.1
4,422		EnerSys	262,976	0.1
26,757		EnPro Industries, Inc.	1,187,743	0.4
29,702		Federal Signal Corp.	382,562	0.1
26,330		G&K Services, Inc.	2,016,088	0.7
53,235	L	Greenbrier Cos., Inc.	1,550,736	0.6
63,139		Healthcare Services Group, Inc.	2,612,692	0.9
48,962	L	Heartland Express, Inc.	851,449	0.3
34,529	@	HUB Group, Inc.	1,324,878	0.5
12,420		Kaman Corp.	528,098	0.2
63,654		Knight Transportation, Inc.	1,691,923	0.6
23,528	L	Lindsay Manufacturing Co.	1,596,610	0.6
13,129	@	Lydall, Inc.	506,254	0.2
9,127	@	Moog, Inc.	492,128	0.2
54,586	@	On Assignment, Inc.	2,016,953	0.7
4,464		Powell Industries, Inc.	175,614	0.1
13,442		Regal-Beloit Corp.	739,982	0.3
13,963		Resources Connection, Inc.	206,373	0.1
50,536	@	Roadrunner Transportation Systems, Inc.	376,999	0.1
58,647		Simpson Manufacturing Co., Inc.	2,344,121	0.8
23,607	@	SPX FLOW, Inc.	615,434	0.2
10,363		Standex International Corp.	856,295	0.3
11,024	@	Teledyne Technologies, Inc.	1,091,927	0.4

See Accompanying Notes to Financial Statements

9

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
77,169		Tetra Tech, Inc.	2,372,561	0.9
83,207	@	TrueBlue, Inc.	1,574,276	0.6
9,895		Unifirst Corp.	1,145,049	0.4
27,010		Universal Forest Products, Inc.	2,503,557	0.9
37,602		Viad Corp.	1,165,662	0.4
37,807		Watts Water Technologies, Inc.	2,202,636	0.8
			51,806,359	18.5

		Information Technology: 15.9%
58,312	@	Advanced Energy Industries, Inc.	2,213,523	0.8
71,338	@	Benchmark Electronics, Inc.	1,508,799	0.5
20,612		Blackbaud, Inc.	1,399,555	0.5
33,976	@,L	Blackhawk Network Holdings, Inc.	1,137,856	0.4
68,325	@	Bottomline Technologies de, Inc.	1,471,037	0.5
42,396		Brooks Automation, Inc.	475,683	0.2
22,493	@	CACI International, Inc.	2,033,592	0.7
61,781	@	Cardtronics, Inc.	2,459,502	0.9
27,064	@	Coherent, Inc.	2,483,934	0.9
10,780		CSG Systems International	434,542	0.2
44,789	@	Electronics for Imaging, Inc.	1,927,718	0.7
5,486	@	ePlus, Inc.	448,700	0.2
10,423	@	Euronet Worldwide, Inc.	721,167	0.3
9,092		Fair Isaac Corp.	1,027,487	0.4
11,270		Forrester Research, Inc.	415,412	0.2
15,814	@	II-VI, Inc.	296,671	0.1
11,071	@	Insight Enterprises, Inc.	287,846	0.1
10,121	@	Liquidity Services, Inc.	79,349	0.0
22,161		Littelfuse, Inc.	2,619,209	0.9
19,289		Methode Electronics, Inc.	660,262	0.2
60,887		MKS Instruments, Inc.	2,621,794	0.9
37,081		Monolithic Power Systems, Inc.	2,533,374	0.9
17,870	@	Netgear, Inc.	849,540	0.3
20,442	@	Perficient, Inc.	415,177	0.1
52,928	@	Plexus Corp.	2,286,490	0.8
38,242		Power Integrations, Inc.	1,914,777	0.7
47,936	@	Qualys, Inc.	1,428,972	0.5
60,483	@	Rudolph Technologies, Inc.	939,301	0.3
66,249	@	Sanmina Corp.	1,776,136	0.6
63,275	@	SYKES Enterprises, Inc.	1,832,444	0.7
60,456	@	Synchronoss Technologies, Inc.	1,926,128	0.7
8,540	@	Take-Two Interactive Software, Inc.	323,837	0.1
77,457	@	Veeco Instruments, Inc.	1,282,688	0.5
11,549	@	Virtusa Corp.	333,535	0.1
			44,566,037	15.9

		Materials: 4.9%
84,861	@	Boise Cascade Co.	1,947,560	0.7
88,141		Commercial Metals Co.	1,489,583	0.5
45,831		FutureFuel Corp.	498,641	0.2
4,789		Haynes International, Inc.	153,631	0.1
56,080		HB Fuller Co.	2,466,959	0.9
6,353		Innospec, Inc.	292,175	0.1
43,845		KapStone Paper and Packaging Corp.	570,424	0.2
27,902		Materion Corp.	690,854	0.3
11,593		Minerals Technologies, Inc.	658,482	0.2
16,217		Neenah Paper, Inc.	1,173,624	0.4
13,704		Quaker Chemical Corp.	1,222,397	0.4
4,980		Stepan Co.	296,459	0.1
8,558	@	US Concrete Inc.	521,268	0.2
42,321		Worthington Industries, Inc.	1,790,178	0.6
			13,772,235	4.9

		Telecommunication Services: 1.5%
21,052		ATN International, Inc.	1,638,056	0.6
59,928	L	Consolidated Communications Holdings, Inc.	1,632,439	0.6
61,798	@	General Communication, Inc.	976,408	0.3
			4,246,903	1.5

		Utilities: 4.0%
24,409		Allete, Inc.	1,577,554	0.6
44,455		American States Water Co.	1,948,018	0.7
19,825		Avista Corp.	888,160	0.3
6,809		Black Hills Corp.	429,239	0.1
12,587		Idacorp, Inc.	1,023,953	0.4
13,299		Northwest Natural Gas Co.	862,041	0.3
4,761		NorthWestern Corp.	300,276	0.1
15,516		Piedmont Natural Gas Co.	932,822	0.3
14,646		Southwest Gas Corp.	1,152,787	0.4
29,981		Spire, Inc.	2,123,854	0.8
			11,238,704	4.0

	Total Common Stock
	(Cost $245,673,392)		276,970,309	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 5.0%
3,309,482	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $3,309,518, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,375,672, due 08/15/16-11/15/45)	3,309,482	1.2

See Accompanying Notes to Financial Statements

10

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,309,482	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,309,525, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,375,672, due 07/15/16-09/20/65)	3,309,482	1.2
3,309,482	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,309,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,375,672, due 07/07/16-02/01/49)	3,309,482	1.2
3,309,482	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $3,309,523, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $3,375,672, due 03/15/18-09/09/49)	3,309,482	1.2
696,582	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $696,590, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $710,514, due 12/01/16-02/20/66)	696,582	0.2
		13,934,510	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,142,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $3,142,559)	3,142,559	1.1

	Total Short-Term Investments
	(Cost $17,077,069)	17,077,069	6.1

	Total Investments in Securities (Cost $262,750,461)	$294,047,378	104.8
	Liabilities in Excess of Other Assets	(13,377,168)	(4.8)
	Net Assets	$280,670,210	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $262,933,913.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,268,129
Gross Unrealized Depreciation	(16,154,664)

Net Unrealized Appreciation	$31,113,465

See Accompanying Notes to Financial Statements

11

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 11.1%
24,131	@	Amazon.com, Inc.	17,268,626	2.4
434,462		Coach, Inc.	17,699,982	2.4
114,272		Hasbro, Inc.	9,597,705	1.3
34,186		LVMH Moet Hennessy Louis Vuitton SE	5,153,040	0.7
103,308		McDonald's Corp.	12,432,085	1.7
1,090,000		Panasonic Corp.	9,377,859	1.3
129,235		Renault S.A.	9,756,965	1.3
			81,286,262	11.1

		Consumer Staples: 11.8%
289,160		Coca-Cola Co.	13,107,623	1.8
329,235		Diageo PLC	9,197,443	1.2
327,500		Japan Tobacco, Inc.	13,198,972	1.8
88,125		Kimberly-Clark Corp.	12,115,425	1.7
132,638		Kraft Heinz Co.	11,735,810	1.6
179,210		Nestle S.A.	13,884,892	1.9
131,855		Philip Morris International, Inc.	13,412,291	1.8
			86,652,456	11.8

		Energy: 7.0%
122,373		Baker Hughes, Inc.	5,522,694	0.7
181,639		Canadian Natural Resources Ltd.	5,599,930	0.8
791,102		ENI S.p.A.	12,742,472	1.7
95,532		Occidental Petroleum Corp.	7,218,398	1.0
237,302		Royal Dutch Shell PLC - Class A ADR	13,103,816	1.8
145,405		Valero Energy Corp.	7,415,655	1.0
			51,602,965	7.0

		Financials: 19.4%
212,212		BB&T Corp.	7,556,869	1.0
2,146,000		China Overseas Land & Investment Ltd.	6,841,129	0.9
100,623		Crown Castle International Corp.	10,206,191	1.4
311,490		Danske Bank A/S	8,198,535	1.1
109,452		Deutsche Boerse AG	8,992,042	1.2
177,113		Hartford Financial Services Group, Inc.	7,860,275	1.1
2,038,318		Henderson Group PLC	5,794,875	0.8
3,035		Japan Retail Fund Investment Corp.	7,749,774	1.1
181,150		JPMorgan Chase & Co.	11,256,661	1.5
166,595		Komercni Banka AS	6,246,326	0.9
267,468		Liberty Property Trust	10,623,829	1.4
27,024		Partners Group	11,581,554	1.6
778,971		QBE Insurance Group Ltd.	6,153,572	0.8
47,136		Simon Property Group, Inc.	10,223,798	1.4
100,089		T. Rowe Price Group, Inc.	7,303,494	1.0
336,144		Wells Fargo & Co.	15,909,696	2.2
			142,498,620	19.4

		Health Care: 12.2%
194,203		AstraZeneca PLC	11,610,196	1.6
164,321		Gilead Sciences, Inc.	13,707,658	1.9
155,838		Medtronic PLC	13,522,063	1.8
164,970		Novartis AG	13,616,385	1.9
53,999		Roche Holding AG	14,249,247	1.9
50,705		Shire PLC ADR	9,333,776	1.3
93,208		UnitedHealth Group, Inc.	13,160,970	1.8
			89,200,295	12.2

		Industrials: 9.0%
181,849		Deere & Co.	14,737,043	2.0
56,481		General Dynamics Corp.	7,864,415	1.1
545,200		LIXIL Group Corp.	8,953,194	1.2
331,833		Koninklijke Philips NV	8,241,531	1.1
576,600		Mitsubishi Corp.	10,152,388	1.4
91,017		Siemens AG	9,340,314	1.3
651,318		Volvo AB - B Shares	6,470,399	0.9
			65,759,284	9.0

		Information Technology: 13.6%
220,601		Apple, Inc.	21,089,456	2.9
724,997		Cisco Systems, Inc.	20,800,164	2.8
124,304	L	Lam Research Corp.	10,448,994	1.4
401,314		Microsoft Corp.	20,535,237	2.8
304,174		Qualcomm, Inc.	16,294,601	2.2
407,116		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,678,653	1.5
			99,847,105	13.6

		Materials: 4.4%
104,861		BASF SE	8,040,645	1.1
275,518		Dow Chemical Co.	13,695,999	1.8
219,068		Nucor Corp.	10,824,150	1.5
			32,560,794	4.4

		Telecommunication Services: 4.1%
179,103		AT&T, Inc.	7,739,041	1.0
1,068,000		China Mobile Ltd.	12,339,902	1.7
624,638	L	Orange SA	10,156,974	1.4
			30,235,917	4.1

		Utilities: 2.8%
1,235,196		Enel S.p.A.	5,483,612	0.7
279,992	L	Gas Natural SDG S.A.	5,565,602	0.8
150,540		PG&E Corp.	9,622,517	1.3
			20,671,731	2.8

	Total Common Stock (Cost $699,111,456)		700,315,429	95.4

12

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 2.0%
3,524,938	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,524,983, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,595,437, due 07/15/16-09/20/65)	3,524,938	0.5
3,524,938	Citigroup, Inc., Repurchase Agreement dated 06/30/16, 0.44%, due 07/01/16 (Repurchase Amount $3,524,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $3,595,437, due 04/30/17-03/15/57)	3,524,938	0.5
3,524,938	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,524,986, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,595,437, due 07/07/16-02/01/49)	3,524,938	0.5
741,889	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $741,898, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $756,727, due 06/01/22-11/20/45)	741,889	0.1
3,524,938	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $3,524,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,595,437, due 12/01/16-02/20/66)	3,524,938	0.4
		14,841,641	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
29,911,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $29,911,000)	29,911,000	4.1

	Total Short-Term Investments (Cost $44,752,641)	44,752,641	6.1

	Total Investments in Securities (Cost $743,864,097)	$745,068,070	101.5
	Liabilities in Excess of Other Assets	(11,025,145)	(1.5)
	Net Assets	$734,042,925	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $747,107,531.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$39,371,726
Gross Unrealized Depreciation	(41,411,187)

Net Unrealized Depreciation	$(2,039,461)

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Discretionary: 13.5%
157,175		AMC Entertainment Holdings, Inc.	4,339,602	0.7
274,051	@	Belmond Ltd	2,713,105	0.5
52,050	@	Burlington Stores, Inc.	3,472,256	0.6
111,400		Cheesecake Factory	5,362,796	0.9
45,760		Childrens Place Retail Stores, Inc.	3,669,037	0.6
112,457	@	Dave & Buster's Entertainment, Inc.	5,261,863	0.9
53,851	@	Express, Inc.	781,378	0.1
41,950	@	Helen of Troy Ltd.	4,314,138	0.7
152,380	@	Imax Corp.	4,492,162	0.7
71,374		Jack in the Box, Inc.	6,132,454	1.0
109,626		La-Z-Boy, Inc.	3,049,795	0.5
69,425		Marriott Vacations Worldwide Corp.	4,754,918	0.8
125,920	@	Meritage Homes Corp.	4,727,037	0.8
90,280		Monro Muffler Brake, Inc.	5,738,197	1.0
63,805		Papa John's International, Inc.	4,338,740	0.7
39,471		Pool Corp.	3,711,458	0.6
181,494	@,L	Red Rock Resorts, Inc.	3,989,238	0.7
122,705	@	Sally Beauty Holdings, Inc.	3,608,754	0.6
29,905		Vail Resorts, Inc.	4,133,768	0.7
265,585		Wendy's Company	2,554,928	0.4
			81,145,624	13.5

		Consumer Staples: 2.8%
367,275	@,L	Amplify Snack Brands, Inc.	5,417,306	0.9
30,435		Casey's General Stores, Inc.	4,002,507	0.7
105,145		Pinnacle Foods, Inc.	4,867,162	0.8
101,355	L	Vector Group Ltd.	2,272,379	0.4
			16,559,354	2.8

		Energy: 3.4%
151,675	@	Carrizo Oil & Gas, Inc.	5,437,549	0.9
313,500	@,L	Cloud Peak Energy, Inc.	645,810	0.1
43,955	@	Dril-Quip, Inc.	2,568,290	0.4
131,001	@	Forum Energy Technologies, Inc.	2,267,627	0.4
160,035	@,L	Laredo Petroleum, Inc.	1,677,167	0.3
203,025		QEP Resources, Inc.	3,579,331	0.6
254,100	@	Unit Corp.	3,953,796	0.7
			20,129,570	3.4

		Financials: 24.9%
180,685		Colony Capital, Inc.	2,773,515	0.5
83,538		CyrusOne, Inc.	4,649,725	0.8
88,827		DCT Industrial Trust, Inc.	4,267,249	0.7
219,160		Easterly Government Properties, Inc.	4,324,027	0.7
5,225	@	Enstar Group Ltd.	846,398	0.1
93,571		Evercore Partners, Inc.	4,134,902	0.7
112,184		First American Financial Corp.	4,512,040	0.8
149,118		Great Western Bancorp, Inc.	4,703,182	0.8
138,435		Horace Mann Educators Corp.	4,677,719	0.8
370,550		Investors Bancorp, Inc.	4,105,694	0.7
261,325		Kennedy-Wilson Holdings, Inc.	4,954,722	0.8
87,093		LaSalle Hotel Properties	2,053,653	0.3
147,350		MB Financial, Inc.	5,345,858	0.9
394,550		OM Asset Management Plc	5,267,243	0.9
113,380		Pinnacle Financial Partners, Inc.	5,538,613	0.9
78,161		Primerica, Inc.	4,473,936	0.8
98,150		PrivateBancorp, Inc.	4,321,544	0.7
118,798		QTS Realty Trust, Inc.	6,650,312	1.1
493,835		Radian Group, Inc.	5,145,761	0.9
231,938		Redwood Trust, Inc.	3,203,064	0.5
134,400		Selective Insurance Group	5,135,424	0.9
128,320		Simmons First National Corp.	5,926,459	1.0
30,785		Sovran Self Storage, Inc.	3,229,962	0.5
193,570		STAG Industrial, Inc.	4,608,902	0.8
310,415		Sterling Bancorp/DE	4,873,515	0.8
124,240	@	Stifel Financial Corp.	3,907,348	0.7
153,967		STORE Capital Corp.	4,534,328	0.8
56,470		Sun Communities, Inc.	4,327,861	0.7
40,239	@	SVB Financial Group	3,829,143	0.6
312,525		Talmer Bancorp, Inc.	5,991,104	1.0
108,995		Urban Edge Properties	3,254,591	0.5
176,650		Webster Financial Corp.	5,997,267	1.0
98,450	@	Western Alliance Bancorp.	3,214,393	0.5
131,375		WSFS Financial Corp.	4,228,961	0.7
			149,008,415	24.9

		Health Care: 9.8%
72,820	@,L	Acadia Pharmaceuticals, Inc.	2,363,737	0.4
99,465	@	AMN Healthcare Services, Inc.	3,975,616	0.7
72,175	@,L	Cempra, Inc.	1,190,166	0.2
39,938	@	Charles River Laboratories International, Inc.	3,292,489	0.6
91,250	@,L	Depomed, Inc.	1,790,325	0.3
88,375	@,L	Esperion Therapeutics, Inc.	873,145	0.1
142,890	@	Greatbatch, Inc.	4,419,588	0.7
168,870	@,L	Halozyme Therapeutics, Inc.	1,457,348	0.2
110,479		Healthsouth Corp.	4,288,795	0.7
93,825		Hill-Rom Holdings, Inc.	4,733,471	0.8
8,100	@,L	Ligand Pharmaceuticals, Inc.	966,087	0.2
95,625	@	Masimo Corp.	5,021,747	0.8
37,575	@	Neurocrine Biosciences, Inc.	1,707,784	0.3
82,075	@	NuVasive, Inc.	4,901,519	0.8
58,511		Owens & Minor, Inc.	2,187,141	0.4
32,400	@,L	Pacira Pharmaceuticals, Inc./DE	1,092,852	0.2

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
77,075	@,L	Relypsa, Inc.	1,425,887	0.2
27,600	@	Spark Therapeutics Inc.	1,411,188	0.2
150,611	@	Surgery Partners, Inc.	2,695,937	0.5
147,420	@	Team Health Holdings, Inc.	5,995,571	1.0
25,065	@	WellCare Health Plans, Inc.	2,688,973	0.5
			58,479,366	9.8

		Industrials: 15.6%
122,600		ABM Industries, Inc.	4,472,448	0.7
193,700		Actuant Corp.	4,379,557	0.7
137,351	@	Atlas Air Worldwide Holdings, Inc.	5,689,078	1.0
150,600		Barnes Group, Inc.	4,987,872	0.8
108,550	@	Beacon Roofing Supply, Inc.	4,935,768	0.8
106,025		Clarcor, Inc.	6,449,501	1.1
52,675		Curtiss-Wright Corp.	4,437,869	0.7
103,493		Healthcare Services Group, Inc.	4,282,540	0.7
175,550		Heartland Express, Inc.	3,052,814	0.5
47,775	@	HUB Group, Inc.	1,833,127	0.3
55,245		KAR Auction Services, Inc.	2,305,926	0.4
154,787	@	On Assignment, Inc.	5,719,380	1.0
60,375		Orbital ATK, Inc.	5,140,328	0.9
71,540		Regal-Beloit Corp.	3,938,277	0.7
108,547	@	SPX FLOW, Inc.	2,829,820	0.5
47,464	@	Teledyne Technologies, Inc.	4,701,309	0.8
177,225		Tetra Tech, Inc.	5,448,783	0.9
52,900		Toro Co.	4,665,780	0.8
37,050		Universal Forest Products, Inc.	3,434,165	0.6
97,250		Watts Water Technologies, Inc.	5,665,785	0.9
82,950		Woodward, Inc.	4,781,238	0.8
			93,151,365	15.6

		Information Technology: 18.2%
54,650	@	Advanced Energy Industries, Inc.	2,074,514	0.4
175,246	@	Blackhawk Network Holdings, Inc.	5,868,989	1.0
200,235	@	Bottomline Technologies de, Inc.	4,311,060	0.7
46,500	@	CACI International, Inc.	4,204,065	0.7
126,016	@	Cardtronics, Inc.	5,016,697	0.8
127,600	@	Commvault Systems, Inc.	5,511,044	0.9
97,706	@	Cornerstone OnDemand, Inc.	3,718,690	0.6
463,126		Cypress Semiconductor Corp.	4,885,979	0.8
117,395	@	Electronics for Imaging, Inc.	5,052,681	0.8
54,775	@	Euronet Worldwide, Inc.	3,789,882	0.6
32,500		Fair Isaac Corp.	3,672,825	0.6
335,565	@,L	Fitbit, Inc.	4,100,604	0.7
73,850		Flir Systems, Inc.	2,285,658	0.4
49,200		j2 Global, Inc.	3,107,964	0.5
47,500		Littelfuse, Inc.	5,614,025	0.9
103,000	@,L	Match Group, Inc.	1,552,725	0.3
169,910	@	Microsemi Corp.	5,552,659	0.9
77,317		MKS Instruments, Inc.	3,329,270	0.6
230,565	@	Netscout Systems, Inc.	5,130,071	0.9
93,840		Plantronics, Inc.	4,128,960	0.7
107,434	@	Plexus Corp.	4,641,149	0.8
235,800	@	Polycom, Inc.	2,652,750	0.4
210,269	@	Q2 Holdings, Inc.	5,891,737	1.0
173,700	@	QLIK Technologies, Inc.	5,138,046	0.9
229,275	@	Veeco Instruments, Inc.	3,796,794	0.6
127,625	@	Verint Systems, Inc.	4,228,216	0.7
			109,257,054	18.2

		Materials: 5.5%
138,950		Carpenter Technology Corp.	4,575,624	0.8
280,075		Commercial Metals Co.	4,733,268	0.8
120,600		HB Fuller Co.	5,305,194	0.9
150,648		KapStone Paper and Packaging Corp.	1,959,930	0.3
86,375		Minerals Technologies, Inc.	4,906,100	0.8
273,825		Olin Corp.	6,801,813	1.2
103,700		Worthington Industries, Inc.	4,386,510	0.7
			32,668,439	5.5

		Utilities: 1.8%
67,405		Black Hills Corp.	4,249,211	0.7
27,900		Idacorp, Inc.	2,269,665	0.4
102,450		Portland General Electric Co.	4,520,094	0.7
			11,038,970	1.8

	Total Common Stock (Cost $504,663,091)		571,438,157	95.5

EXCHANGE-TRADED FUNDS: 1.9%
99,650		iShares Russell 2000 ETF	11,456,761	1.9

	Total Exchange-Traded Funds (Cost $11,459,649)		11,456,761	1.9

	Total Long-Term Investments (Cost $516,122,740)		582,894,918	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Securities Lending Collateralcc: 4.5%
6,428,096	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $6,428,166, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $6,556,658, due 08/15/16-11/15/45)	6,428,096	1.1

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
6,428,096	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $6,428,179, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,556,658, due 07/15/16-09/20/65)	6,428,096	1.1
6,146,790	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $6,146,874, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,269,726, due 07/07/16-02/01/49)	6,146,790	1.0
6,428,096	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $6,428,175, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $6,556,658, due 03/15/18-09/09/49)	6,428,096	1.1
1,634,286	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,634,307, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,680,191, due 04/15/18-01/15/29)	1,634,286	0.2
		27,065,364	4.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
18,242,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $18,242,000)	18,242,000	3.1

	Total Short-Term Investments (Cost $45,307,364)	45,307,364	7.6

	Total Investments in Securities (Cost $561,430,104)	$628,202,282	105.0
	Liabilities in Excess of Other Assets	(29,696,515)	(5.0)
	Net Assets	$598,505,767	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $563,189,254.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$98,283,253
Gross Unrealized Depreciation	(33,270,225)

Net Unrealized Appreciation	$65,013,028

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N.A

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 7, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 7, 2016